Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 16.8%
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/2027		1,200	1,161
Anchorage Capital CLO Ltd., (Cayman Islands),
Series 2014-3RA, Class A, (ICE LIBOR USD 3 Month + 1.05%), 3.84%, 01/28/2031 (e) (aa)		1,243	1,223
Series 2015-7A, Class AR2, (ICE LIBOR USD 3 Month + 1.09%), 3.88%, 01/28/2031 (e) (aa)		1,577	1,549
Atlas Senior Loan Fund III Ltd., (Cayman Islands), Series 2013-1A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 3.77%, 11/17/2027 (e) (aa)		214	211
Autoflorence Srl, (Italy),
Series 2, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 1.38%, 12/24/2044 (aa)	EUR	777	756
Series 2, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.75%), 1.43%, 12/24/2044 (aa)	EUR	161	153
Autonoria Spain 2022 FT, (Spain),
Series 2022-SP, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.84%), 1.54%, 01/25/2040 (aa)	EUR	800	784
Series 2022-SP, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 2.00%), 2.70%, 01/26/2040 (aa)	EUR	100	98
BA Credit Card Trust, Series 2021-A1, Class A1, 0.44%, 09/15/2026		2,180	2,049
Barings CLO Ltd., (Cayman Islands), Series 2019-3A, Class A1R, (ICE LIBOR USD 3 Month + 1.07%), 3.78%, 04/20/2031 (e) (aa)		250	244
Battalion 18 CLO Ltd., (Cayman Islands), Series 2020-18A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 3.71%, 10/15/2036 (e) (aa)		1,000	972
Benefit Street Partners CLO Ltd., (Cayman Islands), Series 2015-6BR, Class A, (ICE LIBOR USD 3 Month + 1.19%), 3.90%, 07/20/2034 (e) (aa)		1,000	972
Benefit Street Partners CLO VIII Ltd., (Cayman Islands), Series 2015-8A, Class A1AR, (ICE LIBOR USD 3 Month + 1.10%), 3.81%, 01/20/2031 (e) (aa)		1,000	976
BHG Securitization Trust, Series 2022-B, Class A, 3.75%, 06/18/2035 (e)		122	121
Birch Grove CLO Ltd., (Cayman Islands), Series 19A, Class AR, (ICE LIBOR USD 3 Month + 1.13%), 4.42%, 06/15/2031 (e) (aa)		2,000	1,959
BMW Canada Auto Trust, (Canada), Series 2022-1A, Class A1, 3.65%, 12/20/2024 (e)	CAD	740	532
BSPRT Issuer Ltd., (Cayman Islands), Series 2021-FL7, Class A, (ICE LIBOR USD 1 Month + 1.32%), 4.14%, 12/15/2038 (e) (aa)		360	350
Burnham Park CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 3.86%, 10/20/2029 (e) (aa)		464	458
Capital One Multi-Asset Execution Trust, Series 2017-A5, Class A5, (ICE LIBOR USD 1 Month + 0.58%), 3.40%, 07/15/2027 (aa)		900	900
CarMax Auto Owner Trust,
Series 2021-2, Class A3, 0.52%, 02/17/2026		1,060	1,025
Series 2022-2, Class A2B, (United States 30 Day Average SOFR + 0.60%), 2.89%, 05/15/2025 (aa)		1,046	1,045
Chesapeake Funding II LLC,
Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)		33	33
Series 2020-1A, Class A2, (ICE LIBOR USD 1 Month + 0.65%), 3.47%, 08/15/2032 (e) (aa)		448	447
CIFC Funding Ltd., (Cayman Islands), Series 2014-5A, Class A1R2, (ICE LIBOR USD 3 Month + 1.20%), 3.94%, 10/17/2031 (e) (aa)		1,000	973
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, (ICE LIBOR USD 1 Month + 1.35%), 4.43%, 10/25/2037 (e) (aa)		140	139
Citibank Credit Card Issuance Trust,
Series 2017-A5, Class A5, (ICE LIBOR USD 1 Month + 0.62%), 3.67%, 04/22/2026 (aa)		900	900
Series 2018-A5, Class A5, (ICE LIBOR USD 1 Month + 0.61%), 3.25%, 08/07/2027 (aa)		900	899
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 05/15/2030 (e)		350	331
Discover Card Execution Note Trust, Series 2017-A5, Class A5, (ICE LIBOR USD 1 Month + 0.60%), 3.42%, 12/15/2026 (aa)		900	900

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
DLLST LLC, Series 2022-1A, Class A1, 1.56%, 05/22/2023 (e)		400	399
Dowson plc, (United Kingdom),
Series 2021-2, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.68%), 2.72%, 10/20/2028 (aa)	GBP	358	398
Series 2021-2, Class B, Reg. S, (SONIA Interest Rate Benchmark + 1.20%), 3.24%, 10/20/2028 (aa)	GBP	200	220
Series 2022-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.92%), 2.96%, 01/20/2029 (aa)	GBP	327	363
Series 2022-2, Class B, Reg. S, (SONIA Interest Rate Benchmark + 2.70%), 0.00%, 08/20/2029 (aa)	GBP	159	178
Dryden 49 Senior Loan Fund, (Cayman Islands), Series 2017-49A, Class AR, (ICE LIBOR USD 3 Month + 0.95%), 3.69%, 07/18/2030 (e) (aa)		1,500	1,479
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		857	749
Enterprise Fleet Financing LLC, Series 2019-3, Class A2, 2.06%, 05/20/2025 (e)		125	125
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (e)		794	711
Ford Auto Securitization Trust, (Canada), Series 2021-AA, Class A2, 1.16%, 10/15/2025 (e)	CAD	1,271	894
Ford Credit Auto Lease Trust, Series 2022-A, Class A2B, (United States 30 Day Average SOFR + 0.60%), 2.89%, 10/15/2024 (aa)		712	713
Ford Credit Auto Owner Trust,
Series 2019-B, Class A4, 2.24%, 10/15/2024		292	290
Series 2022-B, Class A2A, 3.44%, 02/15/2025		2,633	2,613
Ford Credit Floorplan Master Owner Trust A, Series 2020-1, Class A1, 0.70%, 09/15/2025		1,400	1,347
FS Rialto Issuer LLC,
Series 2022-FL4, Class A, (United States 30 Day Average SOFR + 1.90%), 4.18%, 01/19/2039 (e) (aa)		583	569
Series 2022-FL6, Class A, (CME Term SOFR 1 Month + 2.58%), 5.60%, 08/17/2037 (e) (aa)		640	634
Gilbert Park CLO Ltd., (Cayman Islands), Series 2017-1A, Class A, (ICE LIBOR USD 3 Month + 1.19%), 3.70%, 10/15/2030 (e) (aa)		1,650	1,621
GM Financial Automobile Leasing Trust,
Series 2022-2, Class A2, 2.93%, 10/21/2024		2,170	2,148
Series 2022-3, Class A2A, 4.01%, 10/21/2024		1,000	995
GM Financial Consumer Automobile Receivables Trust,
Series 2019-3, Class A4, 2.21%, 11/18/2024		175	174
Series 2020-1, Class A3, 1.84%, 09/16/2024		275	273
Series 2022-3, Class A2A, 3.50%, 09/16/2025		4,255	4,214
Series 2022-3, Class A2B, (United States 30 Day Average SOFR + 0.60%), 2.89%, 09/16/2025 (aa)		900	900
GMF Canada Leasing Trust, (Canada), Series 2021-1A, Class A2, 0.64%, 03/20/2024 (e)	CAD	357	257
Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.37%, 03/25/2025 (e)		100	97
Honda Auto Receivables Owner Trust,
Series 2019-3, Class A4, 1.85%, 08/15/2025		245	244
Series 2022-2, Class A2, 3.81%, 03/18/2025		3,110	3,091
Hyundai Auto Receivables Trust,
Series 2022-A, Class A2B, (United States 30 Day Average SOFR + 0.63%), 2.92%, 02/18/2025 (e) (aa)		3,537	3,538
Series 2022-B, Class A2A, 3.64%, 05/15/2025		1,011	1,003
ICG US CLO Ltd., (Cayman Islands), Series 2015-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 3.88%, 10/19/2028 (e) (aa)		679	673
John Deere Owner Trust, Series 2022-B, Class A2, 3.73%, 06/16/2025		817	810

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Asset-Backed Securities — continued
KREF Ltd., (Cayman Islands), Series 2022-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 4.47%, 02/17/2039 (e) (aa)		1,310		1,259
Madison Park Funding XLI Ltd., (Cayman Islands), Series 12A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 3.59%, 04/22/2027 (e) (aa)		842		828
Madison Park Funding XXXIII Ltd., (Cayman Islands), Series 2019-33A, Class AR, (CME Term SOFR 3 Month + 1.29%), 3.62%, 10/15/2032 (e) (aa)		250		245
Master Credit Card Trust, (Canada), Series 2021-1A, Class A, 0.53%, 11/21/2025 (e)		1,500		1,398
Navient Private Education Loan Trust, Series 2017-A, Class A2B, (ICE LIBOR USD 1 Month + 0.90%), 3.72%, 12/16/2058 (e) (aa)		225		224
Nelnet Student Loan Trust,
Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 3.98%, 06/27/2067 (e) (aa)		900		891
Series 2021-CA, Class AFL, (ICE LIBOR USD 1 Month + 0.74%), 3.73%, 04/20/2062 (e) (aa)		548		531
Neuberger Berman Loan Advisers CLO 26 Ltd., (Cayman Islands), Series 2017-26A, Class AR, (ICE LIBOR USD 3 Month + 0.92%), 3.66%, 10/18/2030 (e) (aa)		1,900		1,866
Nissan Auto Lease Trust, Series 2022-A, Class A2A, 3.45%, 08/15/2024		3,880		3,846
OHA Credit Funding 6 Ltd., (Cayman Islands), Series 2020-6A, Class AR, (ICE LIBOR USD 3 Month + 1.14%), 3.85%, 07/20/2034 (e) (aa)		1,000		971
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A2, (United States 30 Day Average SOFR + 1.60%), 3.89%, 03/14/2029 (e) (aa)		835		830
Oscar US Funding XI LLC, (Japan), Series 2019-2A, Class A4, 2.68%, 09/10/2026 (e)		273		268
Oscar US Funding XII LLC, (Japan), Series 2021-1A, Class A2, 0.40%, 03/11/2024 (e)		323		321
Oscar US Funding XIII LLC, Series 2021-2A, Class A2, 0.39%, 08/12/2024 (e)		386		380
OZLM XII Ltd., (Cayman Islands), Series 2015-12A, Class A1R, (ICE LIBOR USD 3 Month + 1.05%), 3.83%, 04/30/2027 (e) (aa)		—	(h)	—	(h)
Palmer Square CLO Ltd., (Cayman Islands), Series 2013-2A, Class A1A3, (ICE LIBOR USD 3 Month + 1.00%), 3.74%, 10/17/2031 (e) (aa)		250		244
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 3.88%, 07/25/2035 (aa)		660		651
Pawneee Equipment Receivables Series LLC,
Series 2021-1, Class A2, 1.10%, 07/15/2027 (e)		902		863
Series 2022-1, Class A1, 3.81%, 08/15/2023 (e)		689		689
Series 2022-1, Class A2, 4.84%, 02/15/2028 (e)		900		896
PCL Funding VI plc, (United Kingdom), Series 2022-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.40%), 3.37%, 07/15/2026 (aa)	GBP	723		803
PRET LLC,
Series 2021-NPL3, Class A1, SUB, 1.87%, 07/25/2051 (e)		701		623
Series 2021-NPL6, Class A1, SUB, 2.49%, 07/25/2051 (e)		526		490
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 1.99%, 02/25/2061 (e)		263		246
Prodigy Finance DAC, (Ireland), Series 2021-1A, Class A, (ICE LIBOR USD 1 Month + 1.25%), 4.33%, 07/25/2051 (e) (aa)		132		129
Red & Black Auto Germany UG, (Germany), Series 8, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.75%), 1.37%, 09/15/2030 (aa)	EUR	200		192
Red & Black Auto Italy Srl, (Italy), Series 1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 1.40%, 12/28/2031 (aa)	EUR	1,209		1,182
Rockford Tower CLO Ltd., (Cayman Islands), Series 2017-3A, Class A, (ICE LIBOR USD 3 Month + 1.19%), 3.90%, 10/20/2030 (e) (aa)		250		244
RR 3 Ltd., (Cayman Islands), Series 2018-3A, Class A1R2, (ICE LIBOR USD 3 Month + 1.09%), 3.60%, 01/15/2030 (e) (aa)		1,000		979
Santander Drive Auto Receivables Trust,
Series 2022-2, Class A2, 2.12%, 10/15/2026		945		941

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Series 2022-4, Class A2, 4.05%, 07/15/2025		729	726
SC Germany SA Compartment Consumer, (Luxembourg), Series 2020-1, Class C, Reg. S, (ICE LIBOR EUR 1 Month + 1.75%), 2.34%, 11/14/2034 (aa)	EUR	312	303
SLM Student Loan Trust, Series 2004-10, Class A7B, (ICE LIBOR USD 3 Month + 0.60%), 3.38%, 10/25/2029 (e) (aa)		972	963
SMB Private Education Loan Trust,
Series 2016-B, Class A2B, (ICE LIBOR USD 1 Month + 1.45%), 4.27%, 02/17/2032 (e) (aa)		629	627
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)		441	421
Series 2017-A, Class A2B, (ICE LIBOR USD 1 Month + 0.90%), 3.72%, 09/15/2034 (e) (aa)		944	933
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		482	431
Series 2021-A, Class A2A1, (ICE LIBOR USD 1 Month + 0.73%), 3.55%, 01/15/2053 (e) (aa)		2,181	2,094
Series 2021-C, Class A1, (ICE LIBOR USD 1 Month + 0.40%), 3.22%, 01/15/2053 (e) (aa)		56	56
Series 2022-B, Class A1B, (United States 30 Day Average SOFR + 1.45%), 3.74%, 02/16/2055 (e) (aa)		1,070	1,053
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B, 2.36%, 12/27/2032 (e)		9	10
Symphony CLO XXIV Ltd., (Cayman Islands), Series 2020-24A, Class A, (ICE LIBOR USD 3 Month + 1.20%), 3.98%, 01/23/2032 (e) (aa)		700	685
TCI-Symphony CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR2, (ICE LIBOR USD 3 Month + 1.02%), 3.48%, 10/13/2032 (e) (aa)		265	259
Towd Point Asset Trust, Series 2021-SL1, Class A2, (ICE LIBOR USD 1 Month + 0.70%), 3.69%, 11/20/2061 (e) (aa)		216	213
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)		1,500	1,370
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A2A, 3.83%, 08/15/2025		1,500	1,491
Series 2022-C, Class A2B, (United States 30 Day Average SOFR + 0.57%), 2.86%, 08/15/2025 (aa)		2,000	1,999
Venture XVIII CLO Ltd., (Cayman Islands), Series 2014-18A, Class AR, (ICE LIBOR USD 3 Month + 1.22%), 3.73%, 10/15/2029 (e) (aa)		2,038	2,015
Verizon Owner Trust, Series 2020-A, Class A1B, (ICE LIBOR USD 1 Month + 0.27%), 3.26%, 07/22/2024 (aa)		175	175
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02%, 10/21/2024		3,014	2,975
Voya CLO Ltd., (Cayman Islands), Series 2018-3A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 3.66%, 10/15/2031 (e) (aa)		1,150	1,116
VOYA CLO, (Cayman Islands), Series 2017-2A, Class A1R, (ICE LIBOR USD 3 Month + 0.98%), 3.49%, 06/07/2030 (e) (aa)		270	265
Westlake Automobile Receivables Trust, Series 2021-3A, Class A3, 0.95%, 06/16/2025 (e)		1,460	1,415
Wind River CLO Ltd., (Cayman Islands), Series 2013-1A, Class A1RR, (ICE LIBOR USD 3 Month + 0.98%), 3.69%, 07/20/2030 (e) (aa)		250	246

Total Asset-Backed Securities (Cost $101,714)			98,751

Certificates of Deposit — 2.9%
Financial — 2.9%
Banks — 2.9%
Canadian Imperial Bank of Commerce, (Canada), 1.35%, 02/13/2023		3,000	2,972
Credit Suisse AG, (Switzerland), (SOFR Compounded Index + 0.43%), 3.39%, 10/28/2022 (aa)		4,500	4,501
Goldman Sachs Bank USA, (SOFR Compounded Index + 0.24%), 2.89%, 02/13/2023 (aa)		2,000	2,000
MUFG Bank Ltd., (Japan),
(United States SOFR + 0.30%), 3.26%, 03/10/2023 (aa)		3,000	2,999
(United States SOFR + 0.30%), 3.26%, 03/13/2023 (aa)		3,000	2,999

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Certificates of Deposit — continued
Banks — continued
Standard Chartered Bank, (United Kingdom), (United States SOFR + 0.42%), 3.38%, 07/28/2023 (aa)		1,300	1,299

Total Financial			16,770

Total Certificates of Deposit (Cost $16,800)			16,770

Collateralized Mortgage Obligations — 3.6%
Brass NO 8 plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 3.62%, 11/16/2066 (e) (aa)		56	56
Canterbury Finance No. 1 plc, (United Kingdom), Series 1, Class A2, Reg. S, (SONIA Interest Rate Benchmark + 1.35%), 3.30%, 05/16/2056 (aa)	GBP	624	697
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 2.89%, 08/20/2045 (aa)	GBP	491	542
CSMC Trust, Series 2021-RPL4, Class A1, 1.80%, 12/27/2060 (e) (z)		325	303
Dutch Property Finance BV, (Netherlands), Series 2022-1, Class A, Reg. S, (ICE LIBOR EUR 3 Month + 0.75%), 0.96%, 10/28/2059 (aa)	EUR	819	795
Finsbury Square plc, (United Kingdom),
Series 2019-3, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.01%), 3.13%, 12/16/2069 (aa)	GBP	100	112
Series 2020-2A, Class A, (SONIA Interest Rate Benchmark + 1.30%), 3.42%, 06/16/2070 (e) (aa)	GBP	240	269
FNMA REMICS,
Series 2020-29, Class FC, (ICE LIBOR USD 1 Month + 0.80%), 2.97%, 05/25/2050 (aa)		1,641	1,659
Series 2022-8, Class D, 2.00%, 08/25/2038		1,559	1,427
Friary No. 7 plc, (United Kingdom), Series 7, Class A, Reg.S, (SONIA Interest Rate Benchmark + 0.67%), 0.00%, 10/21/2070 (aa)	GBP	260	290
GCAT LLC, Series 2020-3, Class A1, SUB, 2.98%, 09/25/2025 (e)		599	578
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 3.01%, 12/20/2064 (aa)		1,207	1,189
Series 2017-121, Class PE, 3.00%, 07/20/2046		172	165
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 2.71%, 08/20/2065 (aa)		1,486	1,475
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 2.50%, 05/20/2044 (aa)		396	388
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 3.78%, 06/20/2071 (aa)		1,422	1,447
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 2.58%, 01/20/2052 (aa)		963	874
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 2.63%, 01/20/2072 (aa)		677	656
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		342	318
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 1.75%, 07/25/2061 (e)		1,262	1,149
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		391	347
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		122	118
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		324	294
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		636	595
Resimac Bastille Trust Series, (Australia), Series 2021-2NCA, Class A1A, (ICE LIBOR USD 1 Month + 0.65%), 3.28%, 02/03/2053 (e) (aa)		360	356
Sage AR Funding No 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 3.21%, 11/17/2030 (e) (aa)	GBP	800	876

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
Silverstone Master Issuer plc, (United Kingdom),
Series 2022-1A, Class 1A, (United States SOFR + 0.38%), 2.72%, 01/21/2070 (e) (aa)		700	697
Series 2022-1X, Class 2A, Reg. S, (SONIA Interest Rate Benchmark + 0.29%), 1.99%, 01/21/2070 (aa)	GBP	550	604
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		231	222
Series 2020-INV1, Class A1, 1.03%, 11/25/2055 (e) (z)		140	129
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		315	293
Stratton Mortgage Funding, (United Kingdom), Series 2021-2A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 2.59%, 07/20/2060 (e) (aa)	GBP	154	171
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Interest Rate Benchmark + 0.90%), 2.59%, 07/20/2045 (e) (aa)	GBP	641	715
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (ICE LIBOR USD 1 Month + 1.00%), 4.08%, 05/25/2058 (e) (aa)		333	327
Vita Scientia DAC, (Ireland), Series 2022-1X, Class A, Reg. S, (ICE LIBOR EUR 3 Month + 1.30%), 1.82%, 02/27/2033 (aa)	EUR	1,000	955

Total Collateralized Mortgage Obligations (Cost $22,805)			21,088

Commercial Mortgage-Backed Securities — 6.2%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (ICE LIBOR USD 1 Month + 0.88%), 3.59%, 09/15/2034 (e) (aa)		500	487
AREIT Trust, Series 2019-CRE3, Class A, (CME Term SOFR 1 Month + 1.38%), 4.31%, 09/14/2036 (e) (aa)		68	67
AREIT Trust, (Cayman Islands),
Series 2021-CRE5, Class A, (ICE LIBOR USD 1 Month + 1.08%), 4.07%, 11/17/2038 (e) (aa)		607	588
Series 2022-CRE6, Class A, (United States 30 Day Average SOFR + 1.25%), 3.53%, 01/16/2037 (e) (aa)		963	920
Ashford Hospitality Trust, Series 2018-KEYS, Class A, (ICE LIBOR USD 1 Month + 1.00%), 3.82%, 06/15/2035 (e) (aa)		500	484
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 3.87%, 04/15/2036 (e) (aa)		400	393
BDS LLC, Series 2022-FL12, Class A, (CME Term SOFR 1 Month + 2.14%), 4.60%, 08/19/2038 (e) (aa)		700	695
BWAY Mortgage Trust, Series 2021-1450, Class A, (ICE LIBOR USD 1 Month + 1.25%), 4.07%, 09/15/2036 (e) (aa)		500	484
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A, (ICE LIBOR USD 1 Month + 0.69%), 3.51%, 10/15/2038 (e) (aa)		723	694
Series 2022-LP2, Class A, (CME Term SOFR 1 Month + 1.01%), 3.93%, 02/15/2039 (e) (aa)		934	896
BX Trust, Series 2022-IND, Class A, (CME Term SOFR 1 Month + 1.49%), 4.41%, 04/15/2037 (e) (aa)		950	923
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, (ICE LIBOR USD 1 Month + 1.07%), 3.89%, 12/15/2037 (e) (aa)		765	750
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, (CME Term SOFR 1 Month + 0.99%), 3.83%, 02/15/2039 (e) (aa)		530	501
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058		858	827
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class A4, 4.37%, 09/10/2046 (z)		1,000	993
Series 2021-KEYS, Class A, (ICE LIBOR USD 1 Month + 1.18%), 4.00%, 10/15/2036 (e) (aa)		900	890

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
Cold Storage Trust, Series 2020-ICE5, Class A, (ICE LIBOR USD 1 Month + 0.90%), 3.72%, 11/15/2037 (e) (aa)	870	847
COMM, Series 2013-GAM, Class A2, 3.37%, 02/10/2028 (e)	1,213	1,197
COMM Mortgage Trust,
Series 2013-CR8, Class A5, 3.61%, 06/10/2046 (z)	418	415
Series 2013-CR11, Class A4, 4.26%, 08/10/2050	750	745
Series 2014-UBS2, Class ASB, 3.47%, 03/10/2047	564	557
Series 2014-UBS3, Class A4, 3.82%, 06/10/2047	1,600	1,565
Series 2015-CR23, Class A2, 2.85%, 05/10/2048	361	361
Series 2015-LC19, Class ASB, 3.04%, 02/10/2048	254	248
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class A, (ICE LIBOR USD 1 Month + 0.98%), 3.80%, 05/15/2036 (e) (aa)	590	582
CSMC, Series 2021-BHAR, Class A, (ICE LIBOR USD 1 Month + 1.15%), 3.97%, 11/15/2038 (e) (aa)	974	930
DBGS Mortgage Trust, Series 2018-BIOD, Class A, (ICE LIBOR USD 1 Month + 0.80%), 3.51%, 05/15/2035 (e) (aa)	1,188	1,164
GS Mortgage Securities Corp. Trust,
Series 2021-STAR, Class A, (ICE LIBOR USD 1 Month + 0.95%), 3.77%, 12/15/2036 (e) (aa)	690	662
Series 2022-ECI, Class A, (CME Term SOFR 1 Month + 2.19%), 5.04%, 08/15/2039 (e) (aa)	760	753
Series 2022-SHIP, Class A, (CME Term SOFR 1 Month + 0.73%), 3.58%, 08/15/2036 (e) (aa)	650	639
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class A3, 2.77%, 11/10/2045	7	7
Series 2013-GC16, Class A4, 4.27%, 11/10/2046	1,000	987
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (CME Term SOFR 1 Month + 2.25%), 4.50%, 10/15/2039 (e) (aa)	480	478
INTOWN Mortgage Trust, Series 2022-STAY, Class A, (CME Term SOFR 1 Month + 2.49%), 5.33%, 08/15/2037 (e) (aa)	1,250	1,236
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, 4.13%, 07/05/2031 (e)	1,000	977
Life Mortgage Trust, Series 2021-BMR, Class A, (ICE LIBOR USD 1 Month + 0.70%), 3.52%, 03/15/2038 (e) (aa)	295	283
MF1X,
Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 3.92%, 12/15/2034 (e) (aa)	1,130	1,115
Series 2021-W10, Class B, (CME Term SOFR 1 Month + 1.37%), 4.22%, 12/15/2034 (e) (aa)	120	117
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, (ICE LIBOR USD 1 Month + 0.80%), 3.62%, 04/15/2038 (e) (aa)	1,135	1,092
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class ASB, 3.91%, 07/15/2046 (z)	33	33
Series 2013-C11, Class AAB, 3.85%, 08/15/2046	205	204
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 3.82%, 05/15/2036 (e) (aa)	700	676
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (CME Term SOFR 1 Month + 1.40%), 4.24%, 03/15/2039 (e) (aa)	1,100	1,070
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A, (CME Term SOFR 1 Month + 1.82%), 4.67%, 03/15/2035 (e) (aa)	900	884
SREIT Trust, Series 2021-IND, Class A, (ICE LIBOR USD 1 Month + 0.70%), 3.52%, 10/15/2038 (e) (aa)	900	859
TPGI Trust, Series 2021-DGWD, Class A, (ICE LIBOR USD 1 Month + 0.70%), 3.52%, 06/15/2026 (e) (aa)	1,360	1,302
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A3FL, (ICE LIBOR USD 1 Month + 1.05%), 3.99%, 07/15/2046 (e) (aa)	718	718

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
Series 2015-NXS2, Class A2, 3.02%, 07/15/2058		184	179
Series 2017-HSDB, Class A, (ICE LIBOR USD 1 Month + 0.85%), 3.62%, 12/13/2031 (e) (aa)		1,000	986
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class A5, 3.07%, 03/15/2045		705	702
Series 2013-C12, Class ASB, 2.84%, 03/15/2048		148	148
Series 2013-C18, Class A5, 4.16%, 12/15/2046 (z)		1,250	1,232

Total Commercial Mortgage-Backed Securities (Cost $37,841)			36,542

Corporate Bonds — 53.8%
Basic Materials — 0.6%
Chemicals — 0.6%
DuPont de Nemours, Inc.,
(ICE LIBOR USD 3 Month + 1.11%), 4.02%, 11/15/2023 (aa)		1,500	1,506
4.21%, 11/15/2023		2,000	1,988

Total Basic Materials			3,494

Communications — 4.4%
Internet — 0.1%
SK Broadband Co. Ltd., (South Korea), Reg. S, 3.88%, 08/13/2023		400	397

Media — 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital, (ICE LIBOR USD 3 Month + 1.65%), 4.43%, 02/01/2024 (aa)		4,000	4,021
Discovery Communications LLC, 2.95%, 03/20/2023		1,500	1,487

			5,508

Telecommunications — 3.4%
AT&T, Inc.,
(SOFR Compounded Index + 0.64%), 3.61%, 03/25/2024 (aa)		3,750	3,727
Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 4.09%, 09/19/2023 (aa)	AUD	720	462
(ICE LIBOR USD 3 Month + 1.18%), 4.42%, 06/12/2024 (aa)		5,300	5,317
NTT Finance Corp., (Japan), 4.14%, 07/26/2024 (e)		370	365
SES SA, (Luxembourg), 3.60%, 04/04/2023 (e)		1,300	1,281
SK Telecom Co. Ltd., (South Korea), Reg. S, 3.75%, 04/16/2023		400	397
Verizon Communications, Inc.,
(SOFR Compounded Index + 0.50%), 3.46%, 03/22/2024 (aa)		5,000	4,957
Reg. S, (BBSW ASX Australian 3 Month + 1.22%), 3.51%, 02/17/2023 (aa)	AUD	2,400	1,536
(ICE LIBOR USD 3 Month + 1.10%), 4.01%, 05/15/2025 (aa)		200	201
Vodafone Group plc, (United Kingdom), Reg. S, (BBSW ASX Australian 3 Month + 1.05%), 3.73%, 12/13/2022 (aa)	AUD	2,580	1,650

			19,893

Total Communications			25,798

Consumer Cyclical — 6.4%
Auto Manufacturers — 5.7%
BMW US Capital LLC,
(SOFR Compounded Index + 0.38%), 3.03%, 08/12/2024 (e) (aa)		2,130	2,109
(SOFR Compounded Index + 0.84%), 3.81%, 04/01/2025 (e) (aa)		1,100	1,099
General Motors Financial Co., Inc.,
1.05%, 03/08/2024		2,614	2,453
3.25%, 01/05/2023		700	696
(United States SOFR + 0.76%), 3.61%, 03/08/2024 (aa)		1,000	986
3.70%, 05/09/2023		1,200	1,194
4.15%, 06/19/2023		500	498

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
Hyundai Capital America,
0.80%, 04/03/2023 (e)		2,790	2,732
1.00%, 09/17/2024 (e)		725	663
Reg. S, 4.13%, 06/08/2023		300	298
Mercedes-Benz Finance North America LLC, 1.75%, 03/10/2023 (e)		1,800	1,777
Nissan Motor Acceptance Co. LLC,
1.05%, 03/08/2024 (e)		1,170	1,090
(ICE LIBOR USD 3 Month + 0.64%), 3.81%, 03/08/2024 (e) (aa)		3,375	3,333
3.88%, 09/21/2023 (e)		1,000	982
Stellantis NV, (Netherlands), 5.25%, 04/15/2023		2,000	1,997
Toyota Motor Credit Corp., (SOFR Compounded Index + 0.65%), 3.62%, 12/29/2023 (aa)		2,100	2,104
Volkswagen Group of America Finance LLC,
0.75%, 11/23/2022 (e)		6,000	5,972
0.88%, 11/22/2023 (e)		1,800	1,714
4.25%, 11/13/2023 (e)		2,090	2,068

			33,765

Home Builders — 0.1%
Lennar Corp., 4.50%, 04/30/2024		500	491

Retail — 0.6%
7-Eleven, Inc.,
0.63%, 02/10/2023 (e)		1,700	1,676
0.80%, 02/10/2024 (e)		2,174	2,055

			3,731

Total Consumer Cyclical			37,987

Consumer Non-cyclical — 5.6%
Beverages — 0.1%
JDE Peet’s NV, (Netherlands), 0.80%, 09/24/2024 (e)		400	366

Biotechnology — 0.4%
Gilead Sciences, Inc., 0.75%, 09/29/2023		2,625	2,519

Commercial Services — 0.1%
Transurban Queensland Finance Pty Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 2.05%), 4.85%, 12/16/2024 (aa)	AUD	700	455

Food — 0.9%
General Mills, Inc.,
2.60%, 10/12/2022		915	915
(ICE LIBOR USD 3 Month + 1.01%), 3.75%, 10/17/2023 (aa)		1,797	1,806
6.41%, 10/15/2022		500	500
Nestle Holdings, Inc., 4.00%, 09/12/2025 (e)		2,080	2,049

			5,270

Healthcare —Products — 0.6%
Stryker Corp., 0.60%, 12/01/2023		1,330	1,267
Thermo Fisher Scientific, Inc.,
0.80%, 10/18/2023		1,100	1,058
(SOFR Compounded Index + 0.53%), 2.87%, 10/18/2024 (aa)		1,285	1,271

			3,596

Healthcare —Services — 0.9%
Elevance Health, Inc., 2.95%, 12/01/2022		1,906	1,902

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare —Services — continued
HCA, Inc., 5.00%, 03/15/2024		800	795
Humana, Inc., 0.65%, 08/03/2023		3,040	2,935

			5,632

Pharmaceuticals — 2.6%
AbbVie, Inc., 2.60%, 11/21/2024		6,000	5,712
Bayer US Finance II LLC,
3.88%, 12/15/2023 (e)		5,195	5,097
(ICE LIBOR USD 3 Month + 1.01%), 4.30%, 12/15/2023 (e) (aa)		2,700	2,691
Shire Acquisitions Investments Ireland DAC, (Ireland), 2.88%, 09/23/2023		796	778
Takeda Pharmaceutical Co. Ltd., (Japan), 4.40%, 11/26/2023		1,000	994

			15,272

Total Consumer Non-cyclical			33,110

Diversified — 0.3%
Holding Companies — Diversified — 0.3%
Hutchison Whampoa International 12 II Ltd., (Cayman Islands), Reg. S, 3.25%, 11/08/2022		1,700	1,698

Energy — 1.3%
Oil & Gas — 0.7%
Phillips 66, 0.90%, 02/15/2024		1,800	1,705
Saudi Arabian Oil Co., (Saudi Arabia), Reg. S, 2.88%, 04/16/2024		1,500	1,449
Woodside Finance Ltd., (Australia), Reg. S, 3.70%, 09/15/2026		1,000	926

			4,080

Pipelines — 0.6%
Enbridge, Inc., (Canada),
0.55%, 10/04/2023		220	210
2.15%, 02/16/2024		720	692
(United States SOFR + 0.40%), 3.09%, 02/17/2023 (aa)		375	374
4.00%, 10/01/2023		1,750	1,735
Kinder Morgan, Inc., 3.15%, 01/15/2023		569	567
Sabine Pass Liquefaction LLC, 5.63%, 04/15/2023		200	200

			3,778

Total Energy			7,858

Financial — 24.0%
Banks — 19.9%
ADCB Finance Cayman Ltd., (Cayman Islands), (BBSW ASX Australian 3 Month + 1.38%), 3.59%, 10/25/2022 (aa)	AUD	2,400	1,535
Aozora Bank Ltd., (Japan), Reg. S, 1.05%, 09/09/2024		1,000	921
Banco Bilbao Vizcaya Argentaria SA, (Spain), 0.88%, 09/18/2023		800	769
Banco Santander SA, (Spain),
(CMT Index 1 Year + 0.45%), 0.70%, 06/30/2024 (aa)		1,200	1,153
3.85%, 04/12/2023		3,400	3,375
Bank of America Corp.,
(United States SOFR + 0.67%), 1.84%, 02/04/2025 (aa)		1,490	1,416
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (aa)		9,616	9,565
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 03/05/2024 (aa)		1,100	1,092
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/2024 (aa)		1,000	987
Barclays plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.38%), 4.30%, 05/16/2024 (aa)		4,400	4,397
Reg. S, (BBSW ASX Australian 3 Month + 1.80%), 4.55%, 06/15/2023 (aa)	AUD	1,000	641

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Bank — continued
BNP Paribas SA, (France),
Reg. S, (BBSW ASX Australian 3 Month + 1.75%), 4.55%, 12/16/2022 (aa)	AUD	500	320
(ICE LIBOR USD 3 Month + 2.24%), 4.71%, 01/10/2025 (e) (aa)		600	591
BPCE SA, (France), 4.00%, 04/15/2024		700	688
Canadian Imperial Bank of Commerce, (Canada), 0.45%, 06/22/2023		2,200	2,136
Citigroup, Inc.,
(United States SOFR + 1.67%), 1.68%, 05/15/2024 (aa)		6,480	6,342
(BBSW ASX Australian 3 Month + 1.72%), 4.01%, 10/27/2023 (aa)	AUD	1,000	644
(United States SOFR + 1.37%), 4.13%, 05/24/2025 (aa)		2,000	1,999
Credit Suisse AG, (Switzerland),
0.52%, 08/09/2023		4,200	4,022
(BBSW ASX Australian 3 Month + 1.15%), 3.56%, 05/26/2023 (aa)	AUD	2,500	1,599
Credit Suisse Group AG, (Switzerland), 3.80%, 06/09/2023		1,000	984
Danske Bank A/S, (Denmark),
Reg. S, (ICE LIBOR USD 3 Month + 1.06%), 4.30%, 09/12/2023 (aa)		500	497
Reg. S, 5.38%, 01/12/2024		1,200	1,194
Deutsche Bank AG, (Germany), 3.95%, 02/27/2023		1,500	1,493
DNB Bank ASA, (Norway), (SOFR Compounded Index + 0.83%), 3.80%, 03/28/2025 (e) (aa)		1,295	1,290
Federation des Caisses Desjardins du Quebec, (Canada),
0.70%, 05/21/2024 (e)		1,000	929
2.05%, 02/10/2025 (e)		500	461
(United States SOFR + 0.43%), 3.16%, 05/21/2024 (e) (aa)		1,900	1,877
First Abu Dhabi Bank PJSC, (United Arab Emirates), (BBSW ASX Australian 3 Month + 1.10%), 3.42%, 02/18/2025 (aa)	AUD	700	445
Goldman Sachs Group, Inc. (The),
0.52%, 03/08/2023		4,000	3,932
3.20%, 02/23/2023		1,516	1,508
(United States SOFR + 0.50%), 3.37%, 09/10/2024 (aa)		2,500	2,464
(United States SOFR + 1.39%), 4.29%, 03/15/2024 (aa)		800	804
Hana Bank, (South Korea), (ICE LIBOR USD 3 Month + 0.70%), 2.99%, 10/02/2022 (e) (aa)		400	400
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 0.58%), 3.28%, 11/22/2024 (aa)		620	601
3.60%, 05/25/2023		1,500	1,487
(ICE LIBOR USD 3 Month + 1.00%), 3.96%, 05/18/2024 (aa)		3,500	3,457
(ICE LIBOR USD 3 Month + 1.23%), 4.47%, 03/11/2025 (aa)		1,000	989
KeyBank NA, (United States SOFR + 0.32%), 0.43%, 06/14/2024 (aa)		375	363
Lloyds Banking Group plc, (United Kingdom),
4.05%, 08/16/2023		1,400	1,384
(BBSW ASX Australian 3 Month + 1.30%), 4.17%, 03/20/2023 (aa)	AUD	300	192
Mitsubishi UFJ Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.86%), 3.63%, 07/26/2023 (aa)		2,300	2,306
(United States SOFR + 1.65%), 4.02%, 07/18/2025 (aa)		1,300	1,309
Mizuho Financial Group, Inc., (Japan),
3.55%, 03/05/2023		2,500	2,490
(ICE LIBOR USD 3 Month + 0.63%), 3.63%, 05/25/2024 (aa)		5,000	4,951
Morgan Stanley,
(United States SOFR + 0.46%), 0.53%, 01/25/2024 (aa)		7,200	7,083
(United States SOFR + 0.56%), 1.16%, 10/21/2025 (aa)		1,400	1,276
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 04/24/2024 (aa)		2,500	2,474
3.75%, 02/25/2023		1,000	997

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Bank — continued
NatWest Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.55%), 5.19%, 06/25/2024 (aa)		1,750	1,746
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 3.98%, 08/30/2023 (e) (aa)		200	201
Oversea-Chinese Banking Corp. Ltd., (Singapore),
(BBSW ASX Australian 3 Month + 0.26%), 2.56%, 08/12/2024 (aa)	AUD	1,000	634
(BBSW ASX Australian 3 Month + 0.35%), 3.19%, 03/18/2024 (f)(aa)	AUD	1,000	637
Santander Holdings USA, Inc., 3.40%, 01/18/2023		400	398
Santander UK Group Holdings plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.08%), 3.37%, 01/05/2024 (aa)		500	497
Societe Generale SA, (France),
2.63%, 01/22/2025 (e)		800	740
3.88%, 03/28/2024 (e)		700	681
4.25%, 09/14/2023 (e)		300	297
Standard Chartered plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)		1,600	1,534
Sumitomo Mitsui Financial Group, Inc., (Japan), Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 3.44%, 10/16/2024 (aa)	AUD	2,300	1,468
Sumitomo Mitsui Trust Bank Ltd., (Japan), 0.80%, 09/16/2024 (e)		200	183
Truist Bank, (ICE LIBOR USD 3 Month + 0.74%), 3.69%, 08/02/2024 (aa)		5,000	4,946
UBS AG, (Switzerland),
(United States SOFR + 0.36%), 2.98%, 02/09/2024 (e) (aa)		1,000	995
Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 2.99%, 07/30/2025 (aa)	AUD	2,100	1,338
(United States SOFR + 0.45%), 3.07%, 08/09/2024 (e) (aa)		1,615	1,605
Wells Fargo & Co.,
(United States SOFR + 1.60%), 1.65%, 06/02/2024 (aa)		3,000	2,929
2.51%, 10/27/2023 (f)	CAD	2,500	1,760
Woori Bank, (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.87%), 3.65%, 02/01/2023 (aa)		300	300

			116,718

Diversified Financial Services — 3.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
4.13%, 07/03/2023		2,600	2,580
4.50%, 09/15/2023		1,100	1,084
Air Lease Corp., (ICE LIBOR USD 3 Month + 0.35%), 3.64%, 12/15/2022 (aa)		2,800	2,798
Aircastle Ltd., (Bermuda), 5.00%, 04/01/2023		500	497
American Express Co.,
3.38%, 05/03/2024		970	946
3.40%, 02/22/2024		2,000	1,964
(United States SOFR + 0.93%), 3.74%, 03/04/2025 (aa)		1,120	1,119
Aviation Capital Group LLC, 3.88%, 05/01/2023 (e)		2,500	2,455
Capital One Financial Corp., 2.60%, 05/11/2023		3,500	3,459
Mitsubishi HC Capital, Inc., (Japan), 3.96%, 09/19/2023 (e)		550	544
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025		1,900	1,715
ORIX Corp., (Japan), 3.25%, 12/04/2024		400	384
Synchrony Financial, 4.38%, 03/19/2024		2,750	2,701

			22,246

Savings & Loans — 0.3%
Nationwide Building Society, (United Kingdom),
0.55%, 01/22/2024 (e)		400	376
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 03/08/2024 (e) (aa)		1,300	1,285

			1,661

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Savings & Loans — continued
Total Financial		140,625

Industrial — 3.8%
Aerospace/Defense — 0.4%
Boeing Co. (The),
1.43%, 02/04/2024	1,200	1,140
4.51%, 05/01/2023	1,000	997

		2,137

Building Materials — 0.1%
Martin Marietta Materials, Inc., 0.65%, 07/15/2023	695	671

Engineering & Construction — 0.1%
Sydney Airport Finance Co. Pty Ltd., (Australia), Reg. S, 3.90%, 03/22/2023	400	396

Machinery - Construction & Mining — 0.3%
Caterpillar Financial Services Corp., (United States SOFR + 0.45%), 3.10%, 11/13/2023 (aa)	835	837
Komatsu Finance America, Inc., Reg. S, 0.85%, 09/09/2023	1,200	1,156

		1,993

Machinery - Diversified — 0.4%
CNH Industrial Capital LLC, 1.95%, 07/02/2023	700	685
CNH Industrial NV, (Netherlands), 4.50%, 08/15/2023	1,000	994
Rockwell Automation, Inc., 0.35%, 08/15/2023	480	463

		2,142

Miscellaneous Manufacturers — 1.1%
General Electric Co., 2.70%, 10/09/2022	1,185	1,184
Parker-Hannifin Corp., 3.65%, 06/15/2024	5,100	4,988

		6,172

Packaging & Containers — 0.3%
Berry Global, Inc., 0.95%, 02/15/2024	1,800	1,692

Transportation — 0.3%
Ryder System, Inc., 3.88%, 12/01/2023	2,000	1,974

Trucking & Leasing — 0.8%
Penske Truck Leasing Co. LP / PTL Finance Corp.,
2.70%, 03/14/2023 (e)	3,000	2,968
3.90%, 02/01/2024 (e)	2,000	1,957

		4,925

Total Industrial		22,102

Technology — 4.5%
Computers — 0.4%
Dell International LLC / EMC Corp., 5.45%, 06/15/2023	600	601
Leidos, Inc., 2.95%, 05/15/2023	1,700	1,676

		2,277

Semiconductors — 1.4%
Broadcom Corp. / Broadcom Cayman Finance Ltd., (Multinational), 3.63%, 01/15/2024	7,000	6,862
SK Hynix, Inc., (South Korea),
1.00%, 01/19/2024 (e)	400	378

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Semiconductors — continued
Reg. S, 1.00%, 01/19/2024		1,000	945

			8,185

Software — 2.7%
Fidelity National Information Services, Inc.,
0.38%, 03/01/2023		3,745	3,682
0.60%, 03/01/2024		1,115	1,046
Fiserv, Inc., 3.80%, 10/01/2023		3,415	3,382
Oracle Corp.,
2.40%, 09/15/2023		2,000	1,952
2.50%, 10/15/2022		1,180	1,179
VMware, Inc., 0.60%, 08/15/2023		4,800	4,621

			15,862

Total Technology			26,324

Utilities — 2.9%
Electric — 2.9%
Ausgrid Finance Pty Ltd., (Australia),
Reg.S, (BBSW ASX Australian 3 Month + 1.22%), 3.34%, 10/30/2024 (aa)	AUD	1,500	958
3.85%, 05/01/2023 (e)		700	695
Dominion Energy, Inc., Series D, (ICE LIBOR USD 3 Month + 0.53%), 3.82%, 09/15/2023 (aa)		1,800	1,792
Enel Finance International NV, (Netherlands),
2.65%, 09/10/2024 (e)		1,500	1,422
4.25%, 06/15/2025 (e)		300	288
Israel Electric Corp. Ltd., (Israel),
6.88%, 06/21/2023 (e)		500	504
Series 6, Reg. S, 5.00%, 11/12/2024 (e)		300	293
Kansai Electric Power Co., Inc. (The), (Japan), Reg. S, 2.55%, 09/17/2024		1,740	1,655
NextEra Energy Capital Holdings, Inc.,
0.65%, 03/01/2023		3,965	3,904
(SOFR Compounded Index + 0.54%), 3.34%, 03/01/2023 (aa)		710	709
Pacific Gas and Electric Co.,
3.25%, 06/15/2023		100	99
3.40%, 08/15/2024		100	95
3.75%, 02/15/2024		100	97
3.85%, 11/15/2023		100	98
4.25%, 08/01/2023		800	794
Southern California Edison Co., 0.70%, 04/03/2023		2,200	2,157
Southern Co. (The), Series 2021, (United States SOFR + 0.37%), 3.01%, 05/10/2023 (aa)		1,300	1,293

Total Utilities			16,853

Total Corporate Bonds (Cost $325,020)			315,849

Foreign Government Securities — 0.7%
International Bank for Reconstruction & Development, (Supranational), 0.65%, 02/10/2026		3,100	2,678
Korea Development Bank (The), (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.80%), 3.61%, 10/30/2022 (aa)		400	400
Korea National Oil Corp., (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.88%), 3.62%, 07/16/2023 (aa)		800	802

Total Foreign Government Securities (Cost $4,303)			3,880

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — 0.5% (t)
Alaska — 0.0% (g)
Alaska Municipal Bond Bank Authority, Taxable, Series 2, Rev., 0.34%, 12/01/2022	235	234

California — 0.1%
Municipal Improvement Corp. of Los Angeles, Series A, Rev., 0.42%, 11/01/2023	590	566

Maryland — 0.1%
State of Maryland Department of Transportation, Series A, Rev., 0.36%, 08/01/2023	450	434

North Carolina — 0.1%
University of North Carolina at Charlotte (The), Rev., 0.41%, 04/01/2023	350	344

Pennsylvania — 0.2%
Philadelphia Authority for Industrial Development, Rev., 0.94%, 04/15/2024	1,555	1,457

Total Municipal Bonds (Cost $3,180)		3,035

U.S. Government Agency Securities — 1.2%
FHLBs,
0.96%, 03/05/2026	2,100	1,871
1.11%, 07/27/2026	567	500
3.63%, 02/28/2024	1,000	989
FHLMC, 4.05%, 08/28/2025	2,500	2,461
FNMA, 4.00%, 02/28/2025	1,000	990

Total U.S. Government Agency Securities (Cost $7,166)		6,811

U.S. Treasury Obligation — 1.4%
U.S. Treasury Note, 3.25%, 08/31/2024 (Cost $8,096)	8,200	8,054

Short-Term Investments — 12.1%
Certificates of Deposit — 4.4%
Bank of Montreal, 1.17%, 02/09/2023 (n)	3,000	2,970
Barclays Bank plc, 1.67%, 03/03/2023 (n)	2,000	1,980
Barclays Bank plc, (United Kingdom), 4.06%, 07/13/2023 (n)	2,000	1,990
Citibank NA,
0.00%, 09/21/2023 (n)	2,000	2,001
0.98%, 02/02/2023 (n)	3,000	2,968
Credit Suisse AG,
1.12%, 02/02/2023 (n)	3,000	2,969
3.17%, 06/09/2023 (n)	1,200	1,188
Natixis Bank SA,
3.10%, 06/09/2023 (n)	3,000	2,969
4.06%, 08/18/2023 (n)	2,000	1,987
Royal Bank of Canada, 0.38%, 11/10/2022 (n)	500	498
Svenska Handelsbanken, 4.06%, 08/16/2023 (n)	1,000	995
Svenska Handelsbanken, (Sweden), (United States SOFR + 0.25%), 3.21%, 02/24/2023 (aa)	2,000	1,999
Toronto-Dominion Bank (The), 1.17%, 02/10/2023 (n)	1,500	1,485

Total Certificates of Deposit		25,999

Commercial Papers — 1.0%
Enel Finance America LLC, 5.53%, 09/01/2023 (e) (n)	1,500	1,433
HSBC USA, Inc., 4.50%, 08/23/2023 (e) (n)	500	479
Macquarie Bank Ltd., (Australia), 1.39%, 02/06/2023 (e) (n)	3,000	2,957
Raytheon Technologies Corp., 3.59%, 12/01/2022 (e) (n)	1,000	993

Total Commercial Papers		5,862

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Foreign Government Securities — 3.8%
Bank of Israel Bill - Makam, (Israel),
Series 313, Reg. S, Zero Coupon, 03/02/2023	ILS	670	186
Series 1112, Reg. S, Zero Coupon, 11/02/2022	ILS	5,700	1,596
Japan Treasury Discount Bill, (Japan),
Series 1101, Zero Coupon, 11/14/2022	JPY	1,100,000	7,601
Series 1103, Zero Coupon, 11/21/2022	JPY	1,138,950	7,871
Series 1107, Reg. S, Zero Coupon, 12/12/2022	JPY	760,000	5,253

Total Foreign Government Securities			22,507

Municipal Bond — 0.1% (t)
State of Connecticut, Taxable, Series A, GO, 4.25%, 06/15/2023		380	379

Repurchase Agreement — 1.5%
BNP Paribas, 2.95%, dated 9/30/2022 due 10/03/2022, repurchase price $8,802 collateralized by U.S. Treasury Security, 1.13%, due 2/28/2025, with value of $8,974.		8,800	8,800

Time Deposits — 1.2%
Australia & New Zealand Banking Group Ltd., 1.14%, 10/03/2022	AUD	51	33
Barclays SA, 2.43%, 10/03/2022		5,929	5,929
BNP Paribas SA, 1.17%, 10/03/2022	GBP	147	164
Brown Brothers Harriman,
1.00%, 10/03/2022	NZD	(—)(h)	(—)(h)
2.07%, 10/03/2022	CAD	157	113
Citibank NA, 0.29%, 10/03/2022	EUR	52	51
Royal Bank of Canada, 2.43%, 10/03/2022		106	106
Skandinaviska Enskilda Banken AB, 2.43%, 10/03/2022		474	474

Total Time Deposits			6,870

U.S. Treasury Obligation — 0.1%
U.S. Treasury Bill, 0.00%, 10/27/2022 (n)		700	699

Total Short-Term Investments (Cost $72,701)			71,116

Total Investments — 99.2% (Cost - $599,626)*			581,896
Other Assets in Excess of Liabilities — 0.8%			4,587

NET ASSETS — 100.0%			$586,483

Percentages indicated are based on net assets

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2022:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 2 Year Note	(25)	12/2022	USD	(5,215)	80
U.S. Treasury 5 Year Note	(140)	12/2022	USD	(15,540)	489
U.S. Treasury Ultra Bond	(18)	12/2022	USD	(2,667)	201
U.S. Ultra Treasury 10 Year Note	(39)	12/2022	USD	(4,738)	117

Total unrealized appreciation (depreciation)					887

Forward foreign currency exchange contracts outstanding as of September 30, 2022:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	3,948	CAD	5,177	Morgan Stanley & Co.	10/04/2022	200
USD	3,623	GBP	3,108	Bank of America, NA	10/04/2022	153
GBP	3,108	USD	3,364	Morgan Stanley & Co.	10/04/2022	106
USD	3,580	CAD	4,908	Bank of America, NA	11/02/2022	27
USD	1,785	ILS	5,699	Barclays Bank plc	11/02/2022	183
USD	8,299	JPY	1,100,000	BNP Paribas	11/14/2022	667
USD	5,440	AUD	7,791	Bank of America, NA	11/16/2022	453
USD	10,063	AUD	14,306	Bank of America, NA	11/16/2022	907
USD	466	AUD	671	Morgan Stanley & Co.	11/16/2022	37
USD	8,389	JPY	1,138,950	Citibank, NA	11/21/2022	481
USD	5,336	JPY	760,000	Bank of America, NA	12/12/2022	44
USD	4,477	EUR	4,456	UBS AG LONDON	12/21/2022	82
USD	183	GBP	159	Citibank, NA	12/21/2022	5
USD	2,519	GBP	2,191	Citibank, NA	12/21/2022	69
USD	294	GBP	258	UBS AG LONDON	12/21/2022	6
USD	196	ILS	664	Bank of America, NA	03/02/2023	7

Total unrealized appreciation						3,427

CAD	4,908	USD	3,580	Bank of America, NA	10/04/2022	(27)
CAD	275	USD	209	Morgan Stanley & Co.	10/04/2022	(10)
USD	3,366	GBP	3,108	Morgan Stanley & Co.	11/02/2022	(106)
USD	883	EUR	900	UBS AG LONDON	12/21/2022	(5)

Total unrealized depreciation						(148)

Net unrealized appreciation (depreciation)						3,279

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2022:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD 9,600	—	22	22
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD 12,500	—	32	32
United States SOFR	3.55% annually	Pay	09/02/2024	USD 34,300	15	(398)	(383)
United States SOFR	4.25% annually	Pay	09/26/2024	USD 10,500	(29)	44	15

Total					(14)	(300)	(314)

(a)	Value of floating rate index as of September 30, 2022 was as follows:

FLOATING RATE INDEX
ICE LIBOR USD 1 Month	3.14%
ICE LIBOR USD 3 Month	3.75%
United States SOFR	2.98%

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (1) as of September 30, 2022:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.35-V1	1.00%	Quarterly	12/20/2025	0.74	USD	700	(15)	10	(5)
CDX.NA.IG.36-V1	1.00%	Quarterly	06/20/2026	0.83	USD	3,400	(83)	63	(20)
CDX.NA.IG.37-V1	1.00%	Quarterly	12/20/2026	0.91	USD	9,800	(242)	206	(36)

Total							(340)	279	(61)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ASX	—	Australian Stock Exchange
BBSW	—	Bank Bill Swap Rate
CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2022.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(n)	—	The rate shown is the effective yield as of September 30, 2022.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2022.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2022.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
ILS	—	Israeli New Shekel
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
USD	—	United States Dollar

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — 4.6%
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/2027	1,200	1,161
BMW Canada Auto Trust, (Canada), Series 2022-1A, Class A1, 3.65%, 12/20/2024 (e)	CAD 814	585
Capital One Multi-Asset Execution Trust, Series 2017-A5, Class A5, (ICE LIBOR USD 1 Month + 0.58%), 3.40%, 07/15/2027 (aa)	1,000	1,000
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)	33	33
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, (ICE LIBOR USD 1 Month + 1.35%), 4.43%, 10/25/2037 (e) (aa)	140	139
Citibank Credit Card Issuance Trust,
Series 2017-A5, Class A5, (ICE LIBOR USD 1 Month + 0.62%), 3.67%, 04/22/2026 (aa)	1,000	1,000
Series 2018-A5, Class A5, (ICE LIBOR USD 1 Month + 0.61%), 3.25%, 08/07/2027 (aa)	1,000	999
Discover Card Execution Note Trust, Series 2017-A5, Class A5, (ICE LIBOR USD 1 Month + 0.60%), 3.42%, 12/15/2026 (aa)	1,000	999
DLLST LLC, Series 2022-1A, Class A1, 1.56%, 05/22/2023 (e)	400	399
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)	935	817
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (e)	893	800
Ford Auto Securitization Trust, (Canada), Series 2021-AA, Class A2, 1.16%, 10/15/2025 (e)	CAD 685	482
Ford Credit Floorplan Master Owner Trust A, Series 2020-1, Class A1, 0.70%, 09/15/2025	1,700	1,636
GM Financial Automobile Leasing Trust,
Series 2022-2, Class A2, 2.93%, 10/21/2024	900	891
Series 2022-3, Class A2A, 4.01%, 10/21/2024	1,000	995
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (United States 30 Day Average SOFR + 0.60%), 2.89%, 09/16/2025 (aa)	900	900
GMF Canada Leasing Trust, (Canada), Series 2021-1A, Class A2, 0.64%, 03/20/2024 (e)	CAD 357	257
Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.37%, 03/25/2025 (e)	100	97
Master Credit Card Trust, (Canada), Series 2021-1A, Class A, 0.53%, 11/21/2025 (e)	900	839
Nelnet Student Loan Trust, Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 3.98%, 06/27/2067 (e) (aa)	1,021	1,010
Oscar US Funding XI LLC, (Japan), Series 2019-2A, Class A4, 2.68%, 09/10/2026 (e)	318	313
Oscar US Funding XII LLC, (Japan), Series 2021-1A, Class A2, 0.40%, 03/11/2024 (e)	366	363
Oscar US Funding XIII LLC, Series 2021-2A, Class A2, 0.39%, 08/12/2024 (e)	434	427
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 3.88%, 07/25/2035 (aa)	856	845
Pawneee Equipment Receivables Series LLC,
Series 2021-1, Class A2, 1.10%, 07/15/2027 (e)	992	949
Series 2022-1, Class A1, 3.81%, 08/15/2023 (e)	603	603
Series 2022-1, Class A2, 4.84%, 02/15/2028 (e)	900	896

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
PRET LLC,
Series 2021-NPL3, Class A1, SUB, 1.87%, 07/25/2051 (e)	788	701
Series 2021-NPL6, Class A1, SUB, 2.49%, 07/25/2051 (e)	526	490
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 1.99%, 02/25/2061 (e)	263	246
Santander Drive Auto Receivables Trust, Series 2022-2, Class A2, 2.12%, 10/15/2026	945	941
SLM Student Loan Trust, Series 2004-10, Class A7B, (ICE LIBOR USD 3 Month + 0.60%), 3.38%, 10/25/2029 (e) (aa)	1,080	1,070
SMB Private Education Loan Trust,
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)	469	448
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)	551	492
Towd Point Asset Trust, Series 2021-SL1, Class A2, (ICE LIBOR USD 1 Month + 0.70%), 3.69%, 11/20/2061 (e) (aa)	216	213
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)	1,800	1,644
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2A, 3.83%, 08/15/2025	1,500	1,491

Total Asset-Backed Securities (Cost $28,183)		27,171

Collateralized Mortgage Obligations — 3.2%
Avon Finance No 2 plc, (United Kingdom), Series 2X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 3.04%, 09/20/2048 (aa)	GBP 141	156
Brass NO 8 plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 3.62%, 11/16/2066 (e) (aa)	56	56
Canterbury Finance No. 1 plc, (United Kingdom), Series 1, Class A2, Reg. S, (SONIA Interest Rate Benchmark + 1.35%), 3.30%, 05/16/2056 (aa)	GBP 624	697
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 2.89%, 08/20/2045 (aa)	GBP 491	541
CSMC Trust, Series 2021-RPL4, Class A1, 1.80%, 12/27/2060 (e) (z)	325	303
Finsbury Square plc, (United Kingdom),
Series 2019-3, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.01%), 3.13%, 12/16/2069 (aa)	GBP 134	149
Series 2020-2A, Class A, (SONIA Interest Rate Benchmark + 1.30%), 3.42%, 06/16/2070 (e) (aa)	GBP 240	269
FNMA REMICS,
Series 2020-29, Class FC, (ICE LIBOR USD 1 Month + 0.80%), 2.97%, 05/25/2050 (aa)	1,829	1,849
Series 2022-8, Class D, 2.00%, 08/25/2038	1,646	1,506
GCAT LLC, Series 2020-3, Class A1, SUB, 2.98%, 09/25/2025 (e)	679	656
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 3.01%, 12/20/2064 (aa)	1,207	1,190
Series 2017-121, Class PE, 3.00%, 07/20/2046	204	196
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 2.71%, 08/20/2065 (aa)	1,486	1,475
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 2.50%, 05/20/2044 (aa)	465	455
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 3.78%, 06/20/2071 (aa)	1,510	1,537
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 2.58%, 01/20/2052 (aa)	963	874
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 2.63%, 01/20/2072 (aa)	773	750

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)	274	254
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 1.75%, 07/25/2061 (e)	1,346	1,226
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)	456	405
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)	122	118
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)	290	263
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)	676	633
Sage AR Funding No 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 3.21%, 11/17/2030 (e) (aa)	GBP 800	875
Silverstone Master Issuer plc, (United Kingdom), Series 2022-1A, Class 1A, (United States SOFR + 0.38%), 2.72%, 01/21/2070 (e) (aa)	700	697
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)	277	266
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)	354	330
Stratton Mortgage Funding, (United Kingdom), Series 2021-2A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 2.59%, 07/20/2060 (e) (aa)	GBP 154	171
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Interest Rate Benchmark + 0.90%), 2.59%, 07/20/2045 (e) (aa)	GBP 641	715
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (ICE LIBOR USD 1 Month + 1.00%), 4.08%, 05/25/2058 (e) (aa)	333	327

Total Collateralized Mortgage Obligations (Cost $20,333)		18,939

Commercial Mortgage-Backed Securities — 1.7%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (ICE LIBOR USD 1 Month + 0.88%), 3.59%, 09/15/2034 (e) (aa)	500	487
AREIT Trust, Series 2019-CRE3, Class A, (CME Term SOFR 1 Month + 1.38%), 4.31%, 09/14/2036 (e) (aa)	68	67
AREIT Trust, (Cayman Islands),
Series 2021-CRE5, Class A, (ICE LIBOR USD 1 Month + 1.08%), 4.07%, 11/17/2038 (e) (aa)	520	504
Series 2022-CRE6, Class A, (United States 30 Day Average SOFR + 1.25%), 3.53%, 01/16/2037 (e) (aa)	867	828
Ashford Hospitality Trust, Series 2018-KEYS, Class A, (ICE LIBOR USD 1 Month + 1.00%), 3.82%, 06/15/2035 (e) (aa)	500	484
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 3.87%, 04/15/2036 (e) (aa)	400	393
BDS LLC, Series 2022-FL12, Class A, (CME Term SOFR 1 Month + 2.14%), 4.60%, 08/19/2038 (e) (aa)	900	893
BWAY Mortgage Trust, Series 2021-1450, Class A, (ICE LIBOR USD 1 Month + 1.25%), 4.07%, 09/15/2036 (e) (aa)	500	484
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058	715	689
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, (ICE LIBOR USD 1 Month + 1.18%), 4.00%, 10/15/2036 (e) (aa)	900	890
LUXE Trust, Series 2021-MLBH, Class A, (ICE LIBOR USD 1 Month + 0.98%), 3.80%, 11/15/2038 (e) (aa)	800	769
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 3.92%, 12/15/2034 (e) (aa)	900	888
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AAB, 3.85%, 08/15/2046	205	204
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 3.82%, 05/15/2036 (e) (aa)	700	676
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A, (CME Term SOFR 1 Month + 1.82%), 4.67%, 03/15/2035 (e) (aa)	900	885

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
SREIT Trust, Series 2021-IND, Class A, (ICE LIBOR USD 1 Month + 0.70%), 3.52%, 10/15/2038 (e) (aa)	100	96
VMC Finance LLC, Series 2021-FL4, Class A, (ICE LIBOR USD 1 Month + 1.10%), 4.09%, 06/16/2036 (e) (aa)	300	295
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class A5, 3.07%, 03/15/2045	705	702

Total Commercial Mortgage-Backed Securities (Cost $10,529)		10,234

Corporate Bonds — 14.8%
Communications — 1.6%
Internet — 0.0% (g)
SK Broadband Co. Ltd., (South Korea), Reg. S, 3.88%, 08/13/2023	200	198

Media — 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital, (ICE LIBOR USD 3 Month + 1.65%), 4.43%, 02/01/2024 (aa)	1,700	1,709
Discovery Communications LLC, 2.95%, 03/20/2023	1,500	1,487

		3,196

Telecommunications — 1.1%
AT&T, Inc., Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 4.09%, 09/19/2023 (aa)	AUD 800	513
(ICE LIBOR USD 3 Month + 1.18%), 4.42%, 06/12/2024 (aa)	800	803
SES SA, (Luxembourg), 3.60%, 04/04/2023 (e)	1,400	1,380
Verizon Communications, Inc.,
Reg. S, (BBSW ASX Australian 3 Month + 1.22%), 3.51%, 02/17/2023 (aa)	AUD 1,500	960
(ICE LIBOR USD 3 Month + 1.10%), 4.01%, 05/15/2025 (aa)	900	905
Vodafone Group plc, (United Kingdom), Reg. S, (BBSW ASX Australian 3 Month + 1.05%), 3.73%, 12/13/2022 (aa)	AUD 2,600	1,663

		6,224

Total Communications		9,618

Consumer Cyclical — 1.0%
Auto Manufacturers — 0.6%
General Motors Financial Co., Inc.,
3.25%, 01/05/2023	900	895
3.70%, 05/09/2023	1,200	1,194
Hyundai Capital America,
0.80%, 04/03/2023 (e)	1,200	1,175
Reg. S, 1.25%, 09/18/2023	100	96
Reg. S, 4.13%, 06/08/2023	400	398

		3,758

Retail — 0.4%
7-Eleven, Inc., 0.63%, 02/10/2023 (e)	1,800	1,774
McDonald’s Corp., Reg. S, (BBSW ASX Australian 3 Month + 1.13%), 3.73%, 03/08/2024 (aa)	AUD 600	385

		2,159

Total Consumer Cyclical		5,917

Consumer Non-cyclical — 1.2%
Beverages — 0.1%
JDE Peet’s NV, (Netherlands), 0.80%, 09/24/2024 (e)	400	366

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Commercial Services — 0.1%
Transurban Queensland Finance Pty Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 2.05%), 4.85%, 12/16/2024 (aa)	AUD 1,000	650

Food — 0.1%
General Mills, Inc., 6.41%, 10/15/2022	600	600

Healthcare - Products — 0.2%
Thermo Fisher Scientific, Inc., 0.80%, 10/18/2023	1,300	1,250

Healthcare - Services — 0.1%
HCA, Inc., 5.00%, 03/15/2024	500	497

Pharmaceuticals — 0.6%
Bayer US Finance II LLC, (ICE LIBOR USD 3 Month + 1.01%), 4.30%, 12/15/2023 (e) (aa)	3,500	3,488

Total Consumer Non-cyclical		6,851

Diversified — 0.3%
Holding Companies - Diversified — 0.3%
Hutchison Whampoa International 12 II Ltd., (Cayman Islands), Reg. S, 3.25%, 11/08/2022	1,825	1,823

Energy — 0.5%
Oil & Gas — 0.4%
Saudi Arabian Oil Co., (Saudi Arabia), Reg. S, 2.88%, 04/16/2024	1,600	1,546
Woodside Finance Ltd., (Australia), Reg. S, 3.70%, 09/15/2026	1,000	926

		2,472

Pipelines — 0.1%
Sabine Pass Liquefaction LLC, 5.63%, 04/15/2023	400	400

Total Energy		2,872

Financial — 6.8%
Banks — 5.9%
ADCB Finance Cayman Ltd., (Cayman Islands), (BBSW ASX Australian 3 Month + 1.38%), 3.59%, 10/25/2022 (aa)	AUD 2,500	1,599
Aozora Bank Ltd., (Japan), Reg. S, 1.05%, 09/09/2024	1,100	1,014
Banco Bilbao Vizcaya Argentaria SA, (Spain), 0.88%, 09/18/2023	1,800	1,730
Bank of America Corp., (ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (aa)	283	282
Barclays plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.38%), 4.30%, 05/16/2024 (aa)	1,300	1,299
Reg. S, (BBSW ASX Australian 3 Month + 1.80%), 4.55%, 06/15/2023 (aa)	AUD 750	481
BNP Paribas SA, (France),
Reg. S, (BBSW ASX Australian 3 Month + 1.75%), 4.55%, 12/16/2022 (aa)	AUD 700	448
(ICE LIBOR USD 3 Month + 2.24%), 4.71%, 01/10/2025 (e) (aa)	1,100	1,083
Citigroup, Inc., (BBSW ASX Australian 3 Month + 1.72%), 4.01%, 10/27/2023 (aa)	AUD 1,000	644

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Banks — continued
Credit Suisse AG, (Switzerland), (BBSW ASX Australian 3 Month + 1.15%), 3.56%, 05/26/2023 (aa)	AUD 2,500	1,599
Danske Bank A/S, (Denmark),
Reg. S, (ICE LIBOR USD 3 Month + 1.06%), 4.30%, 09/12/2023 (aa)	600	597
Reg. S, 5.38%, 01/12/2024	1,100	1,094
Federation des Caisses Desjardins du Quebec, (Canada),
0.70%, 05/21/2024 (e)	1,100	1,022
2.05%, 02/10/2025 (e)	500	461
First Abu Dhabi Bank PJSC, (United Arab Emirates), (BBSW ASX Australian 3 Month + 1.10%), 3.42%, 02/18/2025 (aa)	AUD 700	445
Goldman Sachs Group, Inc. (The), Reg. S, (BBSW ASX Australian 3 Month + 1.55%), 3.73%, 05/02/2024 (aa)	AUD 500	321
Hana Bank, (South Korea), (ICE LIBOR USD 3 Month + 0.70%), 2.99%, 10/02/2022 (e) (aa)	500	500
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.00%), 3.96%, 05/18/2024 (aa)	800	790
(ICE LIBOR USD 3 Month + 1.23%), 4.47%, 03/11/2025 (aa)	1,000	989
Lloyds Banking Group plc, (United Kingdom),
4.05%, 08/16/2023	1,390	1,374
(BBSW ASX Australian 3 Month + 1.30%), 4.17%, 03/20/2023 (aa)	AUD 300	192
Mitsubishi UFJ Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.86%), 3.63%, 07/26/2023 (aa)	2,500	2,506
Mizuho Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.63%), 3.63%, 05/25/2024 (aa)	3,400	3,367
NatWest Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.55%), 5.19%, 06/25/2024 (aa)	700	698
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 3.98%, 08/30/2023 (e) (aa)	200	201
Oversea-Chinese Banking Corp. Ltd., (Singapore),
(BBSW ASX Australian 3 Month + 0.26%), 2.56%, 08/12/2024 (aa)	AUD 1,000	634
(BBSW ASX Australian 3 Month + 0.35%), 3.19%, 03/18/2024 (f) (aa)	AUD 500	319
Santander Holdings USA, Inc., 3.40%, 01/18/2023	1,300	1,295
Societe Generale SA, (France),
2.63%, 01/22/2025 (e)	800	740
3.88%, 03/28/2024 (e)	500	486
4.25%, 09/14/2023 (e)	500	495
Standard Chartered plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)	1,700	1,630
Sumitomo Mitsui Financial Group, Inc., (Japan), Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 3.44%, 10/16/2024 (aa)	AUD 2,400	1,532
Sumitomo Mitsui Trust Bank Ltd., (Japan), 0.80%, 09/16/2024 (e)	400	367
UBS AG, (Switzerland), Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 2.99%, 07/30/2025 (aa)	AUD 2,200	1,402
Wells Fargo & Co., (United States SOFR + 1.32%), 3.77%, 04/25/2026 (aa)	1,200	1,194

		34,830

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.50%, 09/15/2023	1,100	1,085
Ally Financial, Inc., 3.05%, 06/05/2023	300	297
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025	2,300	2,075
ORIX Corp., (Japan), 3.25%, 12/04/2024	400	384

		3,841

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Savings & Loans — 0.3%
Nationwide Building Society, (United Kingdom),
0.55%, 01/22/2024 (e)	400	376
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 03/08/2024 (e) (aa)	1,400	1,384

		1,760

Total Financial		40,431

Industrial — 1.0%
Aerospace/Defense — 0.4%
Boeing Co. (The),
1.43%, 02/04/2024	1,000	950
4.51%, 05/01/2023	1,400	1,395

		2,345

Machinery - Construction & Mining — 0.1%
Komatsu Finance America, Inc., Reg. S, 0.85%, 09/09/2023	1,000	964

Machinery - Diversified — 0.3%
CNH Industrial NV, (Netherlands), 4.50%, 08/15/2023	1,700	1,690

Packaging & Containers — 0.2%
Berry Global, Inc., 0.95%, 02/15/2024	1,200	1,128

Total Industrial		6,127

Technology — 0.7%
Computers — 0.3%
Dell International LLC / EMC Corp., 5.45%, 06/15/2023	600	601
Leidos, Inc., 2.95%, 05/15/2023	1,000	986

		1,587

Semiconductors — 0.2%
SK Hynix, Inc., (South Korea),
1.00%, 01/19/2024 (e)	300	283
Reg. S, 1.00%, 01/19/2024	1,000	945

		1,228

Software — 0.2%
VMware, Inc., 0.60%, 08/15/2023	1,300	1,252

Total Technology		4,067

Utilities — 1.7%
Electric — 1.7%
American Electric Power Co., Inc., Series A, (ICE LIBOR USD 3 Month + 0.48%), 3.26%, 11/01/2023 (aa)	1,300	1,293
Ausgrid Finance Pty Ltd., (Australia), 3.85%, 05/01/2023 (e)	700	695
Dominion Energy, Inc., Series D, (ICE LIBOR USD 3 Month + 0.53%), 3.82%, 09/15/2023 (aa)	800	796
Enel Finance International NV, (Netherlands), 4.25%, 06/15/2025 (e)	300	288
Israel Electric Corp. Ltd., (Israel),
6.88%, 06/21/2023 (e)	500	504
Series 6, Reg. S, 5.00%, 11/12/2024 (e)	300	292

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Electric — continued
Kansai Electric Power Co., Inc. (The), (Japan), Reg. S, 2.55%, 09/17/2024	1,800	1,713
Pacific Gas and Electric Co., 1.70%, 11/15/2023	200	192
3.25%, 06/15/2023	200	197
3.75%, 02/15/2024	100	97
3.85%, 11/15/2023	400	393
4.25%, 08/01/2023	800	794
Southern California Edison Co., (SOFR Compounded Index + 0.64%), 3.61%, 04/03/2023 (aa)	1,700	1,697
Southern Co. (The), Series 2021, (United States SOFR + 0.37%), 3.01%, 05/10/2023 (aa)	1,400	1,393

Total Utilities		10,344

Total Corporate Bonds (Cost $92,108)		88,050

Foreign Government Securities — 0.7%
International Bank for Reconstruction & Development, (Supranational), 0.65%, 02/10/2026	3,400	2,937
Korea Development Bank (The), (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.80%), 3.61%, 10/30/2022 (aa)	500	500
Korea National Oil Corp., (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.88%), 3.62%, 07/16/2023 (aa)	500	501

Total Foreign Government Securities (Cost $4,402)		3,938

Municipal Bonds — 68.1% (t)
Alabama — 0.1%
Lower Alabama Gas District (The), Series A, Rev., 4.00%, 12/01/2022	550	550

Alaska — 0.6%
Alaska Housing Finance Corp., Home Mortgage, Series B, Rev., VRDO, 2.45%, 10/07/2022 (z)	2,400	2,400
Alaska Municipal Bond Bank Authority, Series 4, Rev., AMT, 5.00%, 12/01/2024	1,215	1,247

		3,647

Arizona — 2.2%
Arizona State University, Series A, Rev., VRDO, 2.50%, 10/07/2022 (z)	13,295	13,295

California — 6.3%
California Public Finance Authority, Rev., VRDO, LOC: Barclays Bank plc, 2.45%, 10/03/2022 (z)	2,000	2,000
City of Los Angeles Department of Airports, Senior Bonds Green Bond Project, Rev., AMT, 5.00%, 05/15/2025	2,475	2,550
Los Angeles Department of Water & Power, Power System Revenue, Series B8, Rev., VRDO, 2.12%, 10/07/2022 (z)	5,500	5,500
Los Angeles Department of Water & Power, Subordinate, Series B7, Rev., VRDO, 2.13%, 10/07/2022 (z)	4,000	4,000
Sacramento County Sanitation Districts Financing Authority, Rev., 5.00%, 12/01/2022	2,000	2,006
San Francisco City & County Airport Comm-San Francisco International Airport, Series B, Rev., VRDO, LOC: Barclays Bank plc, 2.25%, 10/07/2022 (z)	10,000	10,000
State of California,
GO, 5.00%, 10/01/2022	1,000	1,000
GO, 5.00%, 11/01/2022	1,000	1,002
Series C3, GO, VRDO, LOC: U.S. Bank NA, 2.10%, 10/07/2022 (z)	1,445	1,445

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
University of California, Series AL1, Rev., VRDO, 2.37%, 10/03/2022 (z)	4,800	4,800
West Valley-Mission Community College District, GO, 5.00%, 08/01/2024	3,000	3,100

		37,403

Colorado — 0.8%
Denver City & County School District No. 1, GO, 5.00%, 12/01/2022	3,000	3,009
Weld County School District No. 6 Greeley, GO, 5.00%, 12/01/2022	1,850	1,856

		4,865

Connecticut — 3.5%
Connecticut Housing Finance Authority,
Series B3, Rev., VRDO, 2.48%, 10/07/2022 (z)	5,680	5,680
Series F3, Rev., VRDO, 2.57%, 10/07/2022 (z)	10,500	10,500
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issuer, Rev., 4.00%, 07/01/2023	550	550
Connecticut State Health & Educational Facilities Authority, Yale University, Series V1, Rev., VRDO, 2.60%, 10/03/2022 (z)	2,750	2,750
State of Connecticut Special Tax Revenue, Series A, Rev., 4.00%, 05/01/2023	1,530	1,538

		21,018

District of Columbia — 1.3%
District of Columbia, Rev., VRDO, LOC: Wells Fargo Bank NA, 2.56%, 10/07/2022 (z)	2,325	2,325
District of Columbia, Georgetown University, Series B2, Rev., VRDO, LOC: Bank of America NA, 2.45%, 10/07/2022 (z)	3,495	3,495
District of Columbia, Georgetown University (The), Series B1, Rev., VRDO, LOC: Bank of America NA, 2.45%, 10/07/2022 (z)	1,915	1,915

		7,735

Florida — 5.0%
Central Florida Expressway Authority, Senior Lien, Rev., AGM, 5.00%, 07/01/2023	1,000	1,014
Florida Gulf Coast University Financing Corp., Parking Project, Series A3, Rev., VRDO, LOC: TD Bank NA, 2.50%, 10/07/2022 (z)	3,340	3,340
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 2.48%, 10/07/2022 (z)	4,000	4,000
JEA Water & Sewer System Revenue,
Rev., 5.00%, 10/01/2024	3,750	3,844
Series B1, Rev., VRDO, 2.54%, 10/07/2022 (z)	8,385	8,385
JEA Water & Sewer System Revenue, Subordinate, Series A1, Rev., VRDO, 2.75%, 10/03/2022 (z)	3,000	3,000
Orange County Health Facilities Authority, Nemours Foundation, Series B, Rev., VRDO, LOC: Northern Trust Co., 2.52%, 10/07/2022 (z)	1,900	1,900
Seacoast Utility Authority, Series B, Rev., 5.00%, 03/01/2023	2,215	2,233
State of Florida Lottery Revenue, Lottery, Series A, Rev., 5.00%, 07/01/2025	2,000	2,092

		29,808

Georgia — 0.1%
City of Atlanta, Department of Aviation, Series C, Rev., AMT, 5.00%, 07/01/2024	615	630

Idaho — 0.8%
Idaho Health Facilities Authority, St. Luke’s Health System Obligated Group, Rev., VRDO, LOC: U.S. Bank NA, 2.75%, 10/03/2022 (z)	4,500	4,500

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — 2.1%
County of Cook,
Series A, GO, 5.00%, 11/15/2023	2,250	2,289
Series A, GO, 5.00%, 11/15/2024	5,000	5,143
Illinois Finance Authority, The Catherine Cook School Project, Rev., VRDO, LOC: Northern Trust Co., 2.42%, 10/07/2022 (z)	1,770	1,770
Sales Tax Securitization Corp., Second Lien, Series A, Rev., 5.00%, 01/01/2024	2,700	2,747
State of Illinois, Series A, GO, 5.00%, 03/01/2023	500	503

		12,452

Indiana — 0.2%
Indiana Municipal Power Agency, Series B, Rev., VRDO, LOC: U.S. Bank NA, 2.75%, 10/03/2022 (z)	1,300	1,300

Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, Series A, Rev., AGM, 5.00%, 07/01/2023	550	557

Maryland — 1.5%
City of Frederick, Public Improvement, GO, 3.00%, 12/01/2022	1,000	1,000
Washington Suburban Sanitary Commission, Series A, Rev., VRDO, BAN, CNTY GTD, 2.55%, 10/07/2022 (z)	7,700	7,700

		8,700

Massachusetts — 2.5%
Commonwealth of Massachusetts,
Series A, GO, 5.00%, 01/01/2025	2,000	2,079
Series B, GO, 5.00%, 07/01/2023	4,650	4,717
Massachusetts Development Finance Agency, Northeastern University, Series A, Rev., 5.00%, 10/01/2022	2,350	2,350
Massachusetts Development Finance Agency, Partners Healthcare System, Inc., Series K1, Rev., VRDO, 2.50%, 10/07/2022 (z)	5,700	5,700

		14,846

Michigan — 2.7%
University of Michigan, Series D1, Rev., VRDO, 2.65%, 10/03/2022 (z)	3,375	3,375
Wayne County Airport Authority, Rev., AMT, 4.00%, 12/01/2023 (e)	12,715	12,773

		16,148

Minnesota — 1.2%
City of Rochester, Mayo Clinic,
Series A, Rev., VRDO, 2.45%, 10/07/2022 (z)	3,000	3,000
Series B, Rev., VRDO, 2.45%, 10/07/2022 (z)	3,900	3,900

		6,900

Missouri — 1.5%
City of St. Louis, Airport Revenue, Series A, Rev., AGM, 5.00%, 07/01/2024	2,000	2,051
State of Missouri, Health & Educational Facilities Authority,
Rev., 5.00%, 06/01/2024	2,380	2,437
Series F, Rev., VRDO, 2.75%, 10/03/2022 (z)	4,235	4,235

		8,723

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Hampshire — 2.3%
New Hampshire Health and Education Facilities Authority Act, Bishop Guertin High School, Rev., VRDO, LOC: TD Bank NA, 2.55%, 10/07/2022 (z)	1,965	1,965
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire, Series B, Rev., VRDO, 2.75%, 10/03/2022 (z)	7,800	7,800
New Hampshire Health and Education Facilities Authority, University System, Series B1, Rev., VRDO, 2.75%, 10/03/2022 (z)	4,000	4,000

		13,765

New Jersey — 2.9%
City of Newark, Series A, GO, 5.00%, 10/01/2022	700	700
Jersey City Redevelopment Agency, Rev., 4.00%, 12/15/2024	5,350	5,404
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, Rev., 5.00%, 07/01/2024	6,930	7,125
New Jersey Health Care Facilities Financing Authority, Virtua Health, Series C, Rev., VRDO, LOC: JPMorgan Chase Bank NA, 2.21%, 10/03/2022 (z)	3,475	3,475
New Jersey Higher Education Student Assistance Authority, Series B, Rev., AMT, 5.00%, 12/01/2023	300	304

		17,008

New Mexico — 2.9%
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 5.00%, 09/01/2024	6,750	6,919
New Mexico Finance Authority, Subordinate, Series A, Rev., 5.00%, 06/15/2025	2,795	2,922
University of New Mexico (The), Rev., VRDO, 2.46%, 10/07/2022 (z)	7,045	7,045

		16,886

New York — 5.4%
City of New York,
Series B, GO, VRDO, 2.75%, 10/03/2022 (z)	3,700	3,700
Series I4, GO, VRDO, LOC: TD Bank NA, 2.55%, 10/03/2022 (z)	2,000	2,000
City of New York, Fiscal 2021, Series C, GO, 5.00%, 08/01/2024	1,015	1,047
City of New York, Fiscal Year 2017, Series A4, GO, VRDO, LOC: Citibank NA, 2.60%, 10/07/2022 (z)	1,090	1,090
New York City Municipal Water Finance Authority, Series F2, Rev., VRDO, LOC: Citibank NA, 2.78%, 10/03/2022 (z)	1,300	1,300
New York City Transitional Finance Authority, Future Tax Secured Revenue,
Rev., 5.00%, 11/01/2023	1,000	1,020
Series B1, Rev., 4.00%, 11/01/2022	1,800	1,801
New York City Water & Sewer System, Various Second General Resolution, Series BB4, Rev., VRDO, 2.75%, 10/03/2022 (z)	2,500	2,500
New York State Dormitory Authority,
Series A, Rev., AGM, 4.00%, 10/01/2023	1,150	1,160
Series B, Rev., 4.00%, 10/01/2023	2,805	2,829
New York State Dormitory Authority, School Districts Financing Program, Rev., 5.00%, 10/01/2023	1,245	1,267
New York State Dormitory Authority, St. John’s University, Series A, Rev., 5.00%, 07/01/2023	500	507
New York State Thruway Authority, Series O, Rev., 5.00%, 01/01/2023	8,905	8,945
New York State Urban Development Corp., Rev., 5.00%, 03/15/2024	1,630	1,672
Triborough Bridge & Tunnel Authority, Series B3, Rev., VRDO, LOC: State Street Bank & Trust Co., 2.77%, 10/03/2022 (z)	1,430	1,430

		32,268

North Carolina — 0.5%
North Carolina Turnpike Authority, Rev., BAN, 5.00%, 02/01/2024	3,000	3,058

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — 3.5%
County of Franklin, Facilities, OhioHealth Corp., Series D, Rev., VRDO, LOC: Northern Trust Co., 2.55%, 10/07/2022 (z)	2,300	2,300
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Obligated Group, Series B3, Rev., VRDO, 2.74%, 10/03/2022 (z)	5,000	5,000
Ohio State University (The), Series B2, Rev., VRDO, 2.50%, 10/07/2022 (z)	6,725	6,725
State of Ohio, Cleveland Clinic Health System, Rev., VRDO, 2.55%, 10/07/2022 (z)	6,000	6,000
State of Ohio, Mental Health Facilities Improvement, Series A, Rev., 5.00%, 02/01/2024	500	512

		20,537

Oklahoma — 0.4%
Tulsa County Independent School District No. 1, Series A, GO, 2.00%, 03/01/2023	2,130	2,115

Oregon — 0.5%
Oregon State Lottery, Series A, Rev., 5.00%, 04/01/2024	1,100	1,130
Washington & Multnomah Counties School District No. 48J Beaverton, Series B, GO, SCH BD GTY, 5.00%, 06/15/2024	2,000	2,061

		3,191

Pennsylvania — 0.7%
City of Philadelphia Water & Wastewater Revenue, Series C, Rev., 5.00%, 06/01/2025	1,355	1,412
Lancaster Higher Education Authority, Harrisburg Area Community, Rev., BAM, 5.00%, 10/01/2023	600	611
Pennsylvania Economic Development Financing Authority,
Series A, Rev., 4.00%, 10/15/2022	600	600
Series A, Rev., 4.00%, 10/15/2023	700	704
Phoenixville Area School District, GO, 4.00%, 11/15/2022	1,000	1,001

		4,328

South Carolina — 0.4%
Piedmont Municipal Power Agency, Series E, Rev., 5.00%, 01/01/2023	2,250	2,258

Texas — 11.0%
Allen Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	1,205	1,214
Board of Regents of the University of Texas System, Financing System, Series B, Rev., VRDO, LIQ: University of Texas Investment Management Co. (The), 2.44%, 10/07/2022 (z)	19,400	19,400
City of Houston Combined Utility System Revenue, Combined First Lien, Rev., VRDO, 2.46%, 10/07/2022 (z)	9,000	9,000
City of Houston Combined Utility System Revenue, Rev., VRDO, (SIFMA Municipal Swap Index + 0.01%), 2.47%, 10/07/2022 (aa)	5,000	5,000
City of Mesquite, GO, 3.00%, 02/15/2023	1,000	999
City of San Antonio, Municipal Drainage Utility, Rev., 5.00%, 02/01/2023	1,000	1,006
City of Wichita Falls Water & Sewer System Revenue, Rev., 5.00%, 08/01/2024	1,540	1,590
County of Harris, Road Bonds, Series A, GO, 5.00%, 10/01/2022	1,660	1,660
County of Williamson, GO, 4.00%, 02/15/2023	2,315	2,323
Cypress-Fairbanks Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2025	2,140	2,225
Dallas Fort Worth International Airport, Series B, Rev., 5.00%, 11/01/2022	3,000	3,004

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Municipal Bonds — continued
Texas — continued
Fort Worth Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2025		1,150	1,197
Garland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023		1,160	1,168
Harris County Toll Road Authority, First Lien, Rev., 5.00%, 08/15/2023		1,600	1,627
Lower Colorado River Authority, LCRA Transmission Services Corp., Rev., 5.00%, 05/15/2023		1,200	1,213
San Antonio Independent School District, GO, PSF-GTD, 5.00%, 08/15/2024		1,375	1,420
State of Texas, Transportation Commission Highway, GO, 5.00%, 04/01/2025		3,000	3,128
Texas A&M University, Financing System, Series E, Rev., 5.00%, 05/15/2025		3,000	3,131
Texas Public Finance Authority, Rev., 5.00%, 02/01/2025		2,980	3,100
Texas Water Development Board, Rev., 3.00%, 10/15/2022		2,000	2,000

			65,405

Utah — 0.4%
Central Valley Water Reclamation Facility, Green Bond, Series C, Rev., 5.00%, 03/01/2024		500	513
City of Salt Lake City Public Utilities Revenue, Rev., 5.00%, 02/01/2025		1,550	1,613

			2,126

Virginia — 3.1%
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group,
Series A, Rev., VRDO, 2.54%, 10/07/2022 (z)		7,100	7,100
Series B, Rev., VRDO, 2.55%, 10/07/2022 (z)		10,030	10,030
Virginia College Building Authority, 21st Century College, Series E1, Rev., 5.00%, 02/01/2024		1,285	1,316

			18,446

Washington — 1.6%
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 2.55%, 10/07/2022 (z)		8,270	8,270
Snohomish County School District No. 6 Mukilteo, GO, SCH BD GTY, 5.00%, 12/01/2023		1,000	1,022

			9,292

Total Municipal Bonds (Cost $408,394)			403,760

U.S. Government Agency Securities — 0.5%
FHLBs,
0.96%, 03/05/2026		2,400	2,139
1.11%, 07/27/2026		600	529

Total U.S. Government Agency Securities (Cost $3,000)			2,668

U.S. Treasury Obligation — 1.3%
U.S. Treasury Note, 3.25%, 08/31/2024 (Cost $7,997)		8,100	7,956

Short-Term Investments — 4.4%
Commercial Paper — 0.2%
Raytheon Technologies Corp., 3.59%, 12/01/2022 (e) (n)		1,000	993

Foreign Government Securities — 1.2%
Bank of Israel Bill - Makam, (Israel),
Series 313, Reg. S, Zero Coupon, 03/02/2023	ILS	330	92
Series 1112, Reg. S, Zero Coupon, 11/02/2022	ILS	6,100	1,708

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Foreign Government Securities — continued
Japan Treasury Discount Bill, (Japan), Reg. S, Zero Coupon, 12/12/2022	JPY	780,000	5,391

Total Foreign Government Securities			7,191

Municipal Bonds — 1.4%
City of Los Angeles, Rev., TRAN, 4.00%, 06/29/2023		5,000	5,034
County of Los Angeles, Rev., TRAN, 4.00%, 06/30/2023		3,000	3,020

Total Municipal Bonds			8,054

Repurchase Agreement — 1.4%
BNP Paribas, 2.95%, dated 9/30/2022 due 10/03/2022, repurchase price $8,402 collateralized by U.S. Treasury Security, 1.13%, due 2/28/2025, with value of $8,566.		8,400	8,400

Time Deposits — 0.2%
Australia & New Zealand Banking Group Ltd.,
1.14%, 10/03/2022	AUD	56	36
2.43%, 10/03/2022		96	96
BNP Paribas SA, 1.17%, 10/03/2022	GBP	106	119
Brown Brothers Harriman, 2.07%, 10/03/2022	CAD	145	105
Citibank NA, 0.29%, 10/03/2022	EUR	2	1
Skandinaviska Enskilda Banken AB, 2.43%, 10/03/2022		845	845
Sumitomo Mitsui Banking Corp., 2.43%, 10/03/2022		157	157

Total Time Deposits			1,359

Total Short-Term Investments (Cost $26,330)			25,997

Total Investments — 99.3% (Cost - $601,276)*			588,713
Other Assets in Excess of Liabilities — 0.7%			4,070

NET ASSETS — 100.0%			$592,783

Percentages indicated are based on net assets

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2022:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 5 Year Note	(147)	12/2022	USD	(16,300)	497
U.S. Treasury Ultra Bond	(18)	12/2022	USD	(2,671)	205
U.S. Ultra Treasury 10 Year Note	(40)	12/2022	USD	(4,862)	122

Total unrealized appreciation (depreciation)					824

Forward foreign currency exchange contracts outstanding as of September 30, 2022:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	1,490	CAD	1,965	Morgan Stanley & Co.	10/04/2022	67
USD	3,840	GBP	3,294	Bank of America, NA	10/04/2022	162
GBP	3,294	USD	3,566	Morgan Stanley & Co.	10/04/2022	112
USD	1,910	ILS	6,099	Barclays Bank plc	11/02/2022	196
USD	5,161	AUD	7,393	Bank of America, NA	11/16/2022	430
USD	9,545	AUD	13,570	Bank of America, NA	11/16/2022	860
USD	470	AUD	677	Morgan Stanley & Co.	11/16/2022	37
USD	5,477	JPY	780,000	Bank of America, NA	12/12/2022	46
USD	96	ILS	327	Bank of America, NA	03/02/2023	3

Total unrealized appreciation						1,913

USD	3,568	GBP	3,294	Morgan Stanley & Co.	11/02/2022	(112)

Net unrealized appreciation (depreciation)						1,801

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2022:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD 10,800	—	18	18
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD 14,200	—	19	19
United States SOFR	3.55% annually	Pay	09/02/2024	USD 37,700	20	(441)	(421)
United States SOFR	4.25% annually	Pay	09/26/2024	USD 10,400	(29)	44	15

Total					(9)	(360)	(369)

(a)	Value of floating rate index as of September 30, 2022 was as follows:

FLOATING RATE INDEX
ICE LIBOR USD 1 Month	3.14%
ICE LIBOR USD 3 Month	3.75%
United States SOFR	2.98%

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (1) as of September 30, 2022:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)	UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.35-V1	1.00%	Quarterly	12/20/2025	0.74	USD 800	(17)	11	(6)
CDX.NA.IG.36-V1	1.00%	Quarterly	06/20/2026	0.83	USD 3,900	(95)	72	(23)
CDX.NA.IG.37-V1	1.00%	Quarterly	12/20/2026	0.91	USD 9,300	(232)	198	(34)

Total						(344)	281	(63)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ASX	—	Australian Stock Exchange
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAM	—	Insured by Build America Mutual
BAN	—	Bond Anticipation Note
BBSW	—	Bank Bill Swap Rate
CDX	—	Credit Default Swap Index
CNTY	—	County
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
PSF	—	Permanent School Fund
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SCH BD GTY	—	School Bond Guaranty
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2022.
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of September 30, 2022.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(n)	—	The rate shown is the effective yield as of September 30, 2022.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2022.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2022.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
ILS	—	Israeli New Shekel
JPY	—	Japanese Yen
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.3%
Basic Materials — 0.5%
Chemicals — 0.4%
Air Products & Chemicals, Inc.	11	2,480
Albemarle Corp.	5	1,434
Celanese Corp., Class A	6	524
CF Industries Holdings, Inc.	9	909
Dow, Inc.	42	1,833
DuPont de Nemours, Inc.	29	1,457
Eastman Chemical Co.	6	461
Ecolab, Inc.	13	1,806
FMC Corp.	5	551
International Flavors & Fragrances, Inc.	11	1,008
Linde plc, (United Kingdom)	24	6,498
LyondellBasell Industries NV, Class A	14	1,080
Mosaic Co. (The)	17	819
PPG Industries, Inc.	11	1,255
RPM International, Inc.	4	373
Sherwin-Williams Co. (The)	12	2,375
Westlake Corp.	2	162

		25,025

Forest Products & Paper — 0.0% (g)
International Paper Co.	25	797

Iron/Steel — 0.1%
Cleveland-Cliffs, Inc. (a)	30	408
Nucor Corp.	14	1,448
Steel Dynamics, Inc.	10	726

		2,582

Mining — 0.0% (g)
Alcoa Corp.	7	246
Freeport-McMoRan, Inc.	64	1,752
Newmont Corp.	36	1,517

		3,515

Total Basic Materials		31,919

Communications — 18.9%
Advertising — 0.0% (g)
Interpublic Group of Cos., Inc. (The)	16	418
Omnicom Group, Inc.	10	604
Trade Desk, Inc. (The), Class A (a)	83	4,932

		5,954

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — (continued)
Internet — 18.5%
Airbnb, Inc., Class A (a)	17		1,834
Alphabet, Inc., Class A (a)	7,592		726,146
Alphabet, Inc., Class C (a)	7,116		684,202
Amazon.com, Inc. (a)	5,327		601,942
Booking Holdings, Inc. (a)	2		3,211
CDW Corp.	6		908
Chewy, Inc., Class A (a)	55		1,687
DoorDash, Inc., Class A (a)	111		5,512
eBay, Inc.	328		12,085
Etsy, Inc. (a)	73		7,355
Expedia Group, Inc. (a)	7		679
F5, Inc. (a)	3		482
GoDaddy, Inc., Class A (a)	6		445
IAC, Inc. (a)	101		5,604
Lyft, Inc., Class A (a)	120		1,579
Marqeta, Inc., Class A (a)	246		1,750
Match Group, Inc. (a)	359		17,135
MercadoLibre, Inc., (Uruguay) (a)	26		21,786
Meta Platforms, Inc., Class A (a)	2,894		392,698
Netflix, Inc. (a)	22		5,072
NortonLifeLock, Inc.	490		9,870
Okta, Inc., Class A (a)	7		414
Palo Alto Networks, Inc. (a)	248		40,545
Pinterest, Inc., Class A (a)	726		16,914
Roku, Inc., Class A (a)	6		323
Snap, Inc., Class A (a)	1,390		13,646
Twitter, Inc. (a)	826		36,198
Uber Technologies, Inc. (a)	558		14,785
VeriSign, Inc. (a)	4		721
Wayfair, Inc., Class A (a)	45		1,449
Zendesk, Inc. (a)	102		7,730
Zillow Group, Inc., Class C (a)	9		260

			2,634,967

Media — 0.2%
Cable One, Inc.	—	(h)	140
Charter Communications, Inc., Class A (a)	6		1,757
Comcast Corp., Class A	223		6,533
DISH Network Corp., Class A (a)	16		225
FactSet Research Systems, Inc.	19		7,460
Fox Corp., Class A	12		373
Fox Corp., Class B	12		331
Liberty Broadband Corp., Class C (a)	6		444
Liberty Global plc, (United Kingdom), Class A (a)	9		138
Liberty Global plc, (United Kingdom), Class C (a)	21		352
Liberty Media Corp.-Liberty Formula One, Class C (a)	7		405

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Media — (continued)
Liberty Media Corp.-Liberty SiriusXM, Class A	6	226
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	6	241
News Corp., Class A	23	352
Paramount Global, Class B	32	602
Sirius XM Holdings, Inc.	16	92
Walt Disney Co. (The) (a)	90	8,457
Warner Bros Discovery, Inc. (a)	112	1,285

		29,413

Telecommunications — 0.2%
Arista Networks, Inc. (a)	11	1,266
AT&T, Inc.	352	5,405
Cisco Systems, Inc.	206	8,243
Corning, Inc.	41	1,184
Juniper Networks, Inc.	17	435
Lumen Technologies, Inc.	39	284
Motorola Solutions, Inc.	8	1,680
T-Mobile US, Inc. (a)	30	4,002
Verizon Communications, Inc.	205	7,772

		30,271

Total Communications		2,700,605

Consumer Cyclical — 1.4%
Airlines — 0.0% (g)
Delta Air Lines, Inc. (a)	66	1,841
Southwest Airlines Co. (a)	61	1,869

		3,710

Apparel — 0.0% (g)
NIKE, Inc., Class B	62	5,150
VF Corp.	17	517

		5,667

Auto Manufacturers — 0.5%
Cummins, Inc.	54	11,029
Ford Motor Co.	194	2,177
General Motors Co.	74	2,385
Lucid Group, Inc. (a)	18	247
PACCAR, Inc.	131	10,988
Rivian Automotive, Inc., Class A (a)	14	466
Tesla, Inc. (a)	126	33,538

		60,830

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	13	1,021
BorgWarner, Inc.	13	397
Lear Corp.	3	338

		1,756

Distribution/Wholesale — 0.3%
Copart, Inc. (a)	80	8,530
Fastenal Co.	216	9,943
LKQ Corp.	13	600

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — (continued)
Distribution/Wholesale — (continued)
Pool Corp.	1		467
WW Grainger, Inc.	17		8,352

			27,892

Entertainment — 0.0% (g)
AMC Entertainment Holdings, Inc., Class A (a)	23		162
Caesars Entertainment, Inc. (a)	9		304
Live Nation Entertainment, Inc. (a)	7		537
Vail Resorts, Inc.	2		465

			1,468

Food Service — 0.0% (g)
Aramark	11		349

Home Builders — 0.0% (g)
DR Horton, Inc.	14		929
Lennar Corp., Class A	12		884
NVR, Inc. (a)	—	(h)	475
PulteGroup, Inc.	9		327

			2,615

Home Furnishings — 0.0% (g)
Whirlpool Corp.	4		508

Housewares — 0.0% (g)
Newell Brands, Inc.	17		243

Leisure Time — 0.0% (g)
Carnival Corp. (a)	65		455
Royal Caribbean Cruises Ltd. (a)	13		494

			949

Lodging — 0.0% (g)
Hilton Worldwide Holdings, Inc.	13		1,581
Las Vegas Sands Corp. (a)	18		666
Marriott International, Inc., Class A	13		1,880
MGM Resorts International	25		751
Wynn Resorts Ltd. (a)	5		313

			5,191

Retail — 0.6%
Advance Auto Parts, Inc.	3		463
AutoZone, Inc. (a)	1		1,943
Bath & Body Works, Inc.	13		436
Best Buy Co., Inc.	12		764
Burlington Stores, Inc. (a)	3		371
CarMax, Inc. (a)	8		528
Chipotle Mexican Grill, Inc., Class A (a)	1		2,021
Costco Wholesale Corp.	21		10,020
Darden Restaurants, Inc.	7		881
Dollar General Corp.	11		2,601
Dollar Tree, Inc. (a)	10		1,391

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Retail — (continued)
Domino’s Pizza, Inc.	1	459
Genuine Parts Co.	6	884
Home Depot, Inc. (The)	49	13,576
Lowe’s Cos., Inc.	31	5,909
Lululemon Athletica, Inc., (Canada) (a)	5	1,529
McDonald’s Corp.	35	8,132
O’Reilly Automotive, Inc. (a)	3	2,052
Ross Stores, Inc.	18	1,491
Starbucks Corp.	57	4,772
Target Corp.	23	3,410
TJX Cos., Inc. (The)	57	3,553
Tractor Supply Co.	5	909
Ulta Beauty, Inc. (a)	2	928
Walgreens Boots Alliance, Inc.	41	1,297
Walmart, Inc.	75	9,743
Yum! Brands, Inc.	12	1,319

		81,382

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	6	395

Total Consumer Cyclical		192,955

Consumer Non-cyclical — 30.8%
Agriculture — 0.1%
Altria Group, Inc.	85	3,428
Archer-Daniels-Midland Co.	27	2,196
Bunge Ltd.	8	642
Philip Morris International, Inc.	73	6,074

		12,340

Beverages — 2.3%
Brown-Forman Corp., Class B	168	11,151
Coca-Cola Co. (The)	2,255	126,325
Constellation Brands, Inc., Class A	89	20,353
Keurig Dr Pepper, Inc.	423	15,165
Molson Coors Beverage Co., Class B	99	4,755
Monster Beverage Corp. (a)	216	18,797
PepsiCo., Inc.	758	123,704

		320,250

Biotechnology — 1.8%
Alnylam Pharmaceuticals, Inc. (a)	54	10,892
Amgen, Inc.	241	54,326
Biogen, Inc. (a)	66	17,716
BioMarin Pharmaceutical, Inc. (a)	83	7,003
Bio-Rad Laboratories, Inc., Class A (a)	17	7,258
Corteva, Inc.	35	1,996
Gilead Sciences, Inc.	568	35,067
Horizon Therapeutics Plc (a)	97	6,026
Illumina, Inc. (a)	120	22,871

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Biotechnology — (continued)
Incyte Corp. (a)	84	5,600
Moderna, Inc. (a)	152	17,994
Regeneron Pharmaceuticals, Inc. (a)	49	33,558
Royalty Pharma plc, Class A	15	600
Seagen, Inc. (a)	62	8,473
Vertex Pharmaceuticals, Inc. (a)	115	33,322

		262,702

Commercial Services — 2.5%
Affirm Holdings, Inc., Class A (a)	136	2,547
AMERCO	4	1,883
Automatic Data Processing, Inc.	298	67,373
Block, Inc., Class A (a)	368	20,259
Booz Allen Hamilton Holding Corp., Class A	49	4,490
Cass Information Systems, Inc.	9	317
Cintas Corp.	35	13,513
Clarivate plc, (United Kingdom) (a)	110	1,036
CoStar Group, Inc. (a)	148	10,339
Equifax, Inc.	47	7,973
Euronet Worldwide, Inc. (a)	33	2,518
EVERTEC, Inc., (Puerto Rico)	41	1,271
Evo Payments, Inc., Class A (a)	31	1,037
FleetCor Technologies, Inc. (a)	52	9,172
Gartner, Inc. (a)	4	1,008
Global Payments, Inc.	200	21,632
I3 Verticals, Inc., Class A (a)	14	290
MarketAxess Holdings, Inc.	25	5,493
MoneyGram International, Inc. (a)	56	586
Moody’s Corp.	83	20,168
Paya Holdings, Inc. (a)	57	345
Paymentus Holdings, Inc., Class A (a)	8	78
Payoneer Global, Inc. (a)	141	851
PayPal Holdings, Inc. (a)	781	67,230
Quanta Services, Inc.	53	6,786
Remitly Global, Inc. (a)	55	613
Repay Holdings Corp., Class A (a)	56	395
Robert Half International, Inc.	42	3,190
Rollins, Inc.	81	2,805
S&P Global, Inc.	174	53,001
Sabre Corp. (a)	203	1,045
Shift4 Payments, Inc., Class A (a)	33	1,482
TransUnion	74	4,382
United Rentals, Inc. (a)	27	7,362
Verisk Analytics, Inc., Class A	60	10,178
WEX, Inc. (a)	30	3,775

		356,423

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Cosmetics/Personal Care — 0.1%
Colgate-Palmolive Co.	40	2,804
Estee Lauder Cos., Inc. (The), Class A	11	2,420
Procter & Gamble Co. (The)	118	14,872

		20,096

Food — 0.1%
Campbell Soup Co.	8	376
Conagra Brands, Inc.	21	696
General Mills, Inc.	28	2,169
Hershey Co. (The)	6	1,374
Hormel Foods Corp.	14	643
J M Smucker Co. (The)	6	767
Kellogg Co.	12	830
Kraft Heinz Co. (The)	35	1,169
Kroger Co. (The)	34	1,479
McCormick & Co., Inc.	12	833
Mondelez International, Inc., Class A	71	3,874
Sysco Corp.	23	1,601
Tyson Foods, Inc., Class A	16	1,060

		16,871

Healthcare - Products — 2.7%
Abbott Laboratories	86	8,309
ABIOMED, Inc. (a)	2	405
Align Technology, Inc. (a)	4	759
Avantor, Inc. (a)	461	9,043
Baxter International, Inc.	24	1,317
Bio-Techne Corp.	30	8,442
Boston Scientific Corp. (a)	67	2,601
Cooper Cos., Inc. (The)	3	663
Danaher Corp.	526	135,917
DENTSPLY SIRONA, Inc.	13	382
Edwards Lifesciences Corp. (a)	29	2,411
Exact Sciences Corp. (a)	79	2,566
Henry Schein, Inc. (a)	7	457
Hologic, Inc. (a)	11	723
IDEXX Laboratories, Inc. (a)	4	1,250
Insulet Corp. (a)	3	679
Intuitive Surgical, Inc. (a)	17	3,244
Masimo Corp. (a)	2	342
Medtronic plc, (Ireland)	67	5,425
Novocure Ltd., (Jersey) (a)	4	332
PerkinElmer, Inc.	96	11,570
ResMed, Inc.	7	1,436
STERIS plc	4	671
Stryker Corp.	17	3,384
Teleflex, Inc.	2	492
Thermo Fisher Scientific, Inc.	298	151,271
Waters Corp. (a)	45	12,251
West Pharmaceutical Services, Inc.	56	13,801
Zimmer Biomet Holdings, Inc.	11	1,170

		381,313

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Healthcare - Services — 9.1%
Catalent, Inc. (a)	206	14,896
Centene Corp. (a)	1,004	78,147
Charles River Laboratories International, Inc. (a)	39	7,628
DaVita, Inc. (a)	2	169
Elevance Health, Inc.	422	191,707
HCA Healthcare, Inc.	11	2,073
Humana, Inc.	222	107,896
IQVIA Holdings, Inc. (a)	144	26,138
Laboratory Corp. of America Holdings	5	922
Molina Healthcare, Inc. (a)	102	33,561
Quest Diagnostics, Inc.	5	591
Teladoc Health, Inc. (a)	8	193
UnitedHealth Group, Inc.	1,646	831,336
Universal Health Services, Inc., Class B	3	299

		1,295,556

Household Products/Wares — 0.0% (g)
Avery Dennison Corp.	4	587
Church & Dwight Co., Inc.	11	812
Clorox Co. (The)	6	769
Kimberly-Clark Corp.	17	1,863

		4,031

Pharmaceuticals — 12.1%
AbbVie, Inc.	795	106,686
AmerisourceBergen Corp., Class A	7	938
Becton Dickinson and Co.	14	3,144
Bristol-Myers Squibb Co.	2,453	174,383
Cardinal Health, Inc.	13	871
Cigna Corp.	15	4,165
CVS Health Corp.	64	6,061
Dexcom, Inc. (a)	18	1,484
Elanco Animal Health, Inc. (a)	21	264
Eli Lilly & Co.	906	293,105
Jazz Pharmaceuticals plc, (Ireland) (a)	2	299
Johnson & Johnson	3,023	493,780
McKesson Corp.	7	2,285
Merck & Co., Inc.	2,911	250,682
Neurocrine Biosciences, Inc. (a)	43	4,551
Organon & Co.	281	6,565
Pfizer, Inc.	6,448	282,181
Viatris, Inc.	1,400	11,930
Zoetis, Inc., Class A	537	79,693

		1,723,067

Total Consumer Non-cyclical		4,392,649

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — (continued)
Energy — 0.5%
Energy - Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	36		10,104
Plug Power, Inc. (a)	198		4,155
SolarEdge Technologies, Inc., (Israel) (a)	15		3,423

			17,682

Oil & Gas — 0.4%
APA Corp.	15		517
Chevron Corp.	90		12,902
ConocoPhillips	65		6,654
Coterra Energy, Inc.	38		999
Devon Energy Corp.	29		1,717
Diamondback Energy, Inc.	8		944
EOG Resources, Inc.	29		3,285
EQT Corp.	15		604
Exxon Mobil Corp.	204		17,815
Hess Corp.	13		1,466
Marathon Oil Corp.	34		775
Marathon Petroleum Corp.	27		2,723
Occidental Petroleum Corp.	44		2,708
Phillips 66	24		1,904
Pioneer Natural Resources Co.	11		2,433
Texas Pacific Land Corp.	—	(h)	496
Valero Energy Corp.	19		2,081

			60,023

Oil & Gas Services — 0.0% (g)
Baker Hughes Co., Class A	47		984
Halliburton Co.	39		970
Schlumberger NV	69		2,466

			4,420

Pipelines — 0.0% (g)
Cheniere Energy, Inc.	10		1,695
Kinder Morgan, Inc.	92		1,537
ONEOK, Inc.	19		959
Targa Resources Corp.	8		487
Williams Cos., Inc. (The)	53		1,528

			6,206

Total Energy			88,331

Financial — 14.2%
Banks — 4.3%
Bank of America Corp.	3,711		112,065
Bank of New York Mellon Corp. (The)	465		17,924
Citigroup, Inc.	1,039		43,309
Citizens Financial Group, Inc.	343		11,778
Fifth Third Bancorp	445		14,211
First Citizens BancShares, Inc., Class A	10		8,206
First Republic Bank	113		14,691
Goldman Sachs Group, Inc. (The)	181		53,107

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Banks — (continued)
Huntington Bancshares, Inc.	979	12,901
KeyCorp.	663	10,623
M&T Bank Corp.	109	19,145
Morgan Stanley	694	54,838
Northern Trust Corp.	134	11,469
PNC Financial Services Group, Inc. (The)	228	34,041
Regions Financial Corp.	629	12,623
Signature Bank	52	7,783
State Street Corp.	232	14,126
SVB Financial Group (a)	38	12,608
Truist Financial Corp.	737	32,083
US Bancorp	781	31,495
Webster Financial Corp.	164	7,409
Wells Fargo & Co.	1,966	79,076

		615,511

Diversified Financial Services — 5.1%
Ally Financial, Inc.	266	7,393
American Express Co.	340	45,928
Ameriprise Financial, Inc.	66	16,564
Apollo Global Management, Inc.	199	9,260
BlackRock, Inc., Class A	66	36,593
Capital One Financial Corp.	232	21,427
Cboe Global Markets, Inc.	53	6,221
Charles Schwab Corp. (The)	723	51,927
CME Group, Inc., Class A	178	31,595
Coinbase Global, Inc., Class A (a)	80	5,186
Discover Financial Services	176	15,993
Flywire Corp. (a)	20	462
Franklin Resources, Inc.	275	5,918
Intercontinental Exchange, Inc.	279	25,179
International Money Express, Inc. (a)	22	498
Invesco Ltd.	372	5,099
LPL Financial Holdings, Inc.	39	8,519
Mastercard, Inc., Class A	616	175,081
Nasdaq, Inc.	173	9,800
Raymond James Financial, Inc.	97	9,551
SEI Investments Co.	75	3,691
Synchrony Financial	354	9,990
T Rowe Price Group, Inc.	142	14,923
Tradeweb Markets, Inc., Class A	52	2,928
Visa, Inc., Class A	1,168	207,472
Western Union Co. (The)	270	3,650

		730,848

Insurance — 4.2%
Aflac, Inc.	352	19,779
Alleghany Corp. (a)	7	5,735
Allstate Corp. (The)	165	20,545

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Insurance — (continued)
American Financial Group, Inc.	54	6,695
American International Group, Inc.	444	21,065
Aon plc, Class A	105	28,087
Arch Capital Group Ltd., (Bermuda) (a)	227	10,329
Arthur J Gallagher & Co.	103	17,644
Assurant, Inc.	43	6,234
Berkshire Hathaway, Inc., Class B (a)	651	173,710
Brown & Brown, Inc.	114	6,917
Chubb Ltd., (Switzerland)	218	39,670
Cincinnati Financial Corp.	75	6,721
Equitable Holdings, Inc.	278	7,326
Erie Indemnity Co., Class A	12	2,691
Everest Re Group Ltd., (Bermuda)	30	7,749
Fidelity National Financial, Inc.	209	7,580
Globe Life, Inc.	75	7,455
Hartford Financial Services Group, Inc. (The)	214	13,284
Lincoln National Corp.	152	6,664
Loews Corp.	157	7,822
Markel Corp. (a)	7	7,602
Marsh & McLennan Cos., Inc.	249	37,135
MetLife, Inc.	399	24,258
Principal Financial Group, Inc.	147	10,640
Progressive Corp. (The)	303	35,249
Prudential Financial, Inc.	212	18,150
Travelers Cos., Inc. (The)	134	20,573
Willis Towers Watson plc, (United Kingdom)	71	14,197
WR Berkley Corp.	101	6,495

		598,001

Private Equity — 0.3%
Blackstone, Inc.	347	29,049
Carlyle Group, Inc. (The)	107	2,765
KKR & Co., Inc.	277	11,892

		43,706

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	19	1,251

REITS — 0.3%
Alexandria Real Estate Equities, Inc.	8	1,102
American Homes 4 Rent, Class A	13	418
American Tower Corp.	22	4,736
Annaly Capital Management, Inc.	242	4,158
AvalonBay Communities, Inc.	8	1,435
Boston Properties, Inc.	7	561
Camden Property Trust	4	438
Crown Castle, Inc.	21	3,029
Digital Realty Trust, Inc.	14	1,426
Duke Realty Corp.	16	789

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
REITS — (continued)
Equinix, Inc.	4	2,527
Equity LifeStyle Properties, Inc.	6	402
Equity Residential	19	1,276
Essex Property Trust, Inc.	3	793
Extra Space Storage, Inc.	6	1,058
Gaming and Leisure Properties, Inc.	9	397
Healthcare Realty Trust, Inc., Class A	17	358
Healthpeak Properties, Inc.	30	686
Host Hotels & Resorts, Inc.	36	576
Invitation Homes, Inc.	28	934
Iron Mountain, Inc.	13	577
Kimco Realty Corp.	22	414
Medical Properties Trust, Inc.	25	292
Mid-America Apartment Communities, Inc.	5	836
Prologis, Inc.	36	3,626
Public Storage	7	2,152
Realty Income Corp.	27	1,569
Regency Centers Corp.	6	334
SBA Communications Corp., Class A	5	1,424
Simon Property Group, Inc.	16	1,414
Sun Communities, Inc.	6	755
UDR, Inc.	12	495
Ventas, Inc.	19	763
VICI Properties, Inc.	42	1,263
Vornado Realty Trust	11	261
Welltower, Inc.	21	1,346
Weyerhaeuser Co.	40	1,130
WP Carey, Inc.	7	516

		46,266

Total Financial		2,035,583

Industrial — 11.7%
Aerospace/Defense — 1.3%
Boeing Co. (The) (a)	213	25,757
General Dynamics Corp.	90	19,043
HEICO Corp.	15	2,214
HEICO Corp., Class A	27	3,139
Howmet Aerospace, Inc.	139	4,303
L3Harris Technologies, Inc.	73	15,084
Lockheed Martin Corp.	91	35,061
Northrop Grumman Corp.	56	26,252
Raytheon Technologies Corp.	564	46,206
Teledyne Technologies, Inc. (a)	2	674
TransDigm Group, Inc.	19	10,176

		187,909

Building Materials — 0.3%
Carrier Global Corp.	322	11,447
Fortune Brands Home & Security, Inc.	50	2,683

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Building Materials — (continued)
Johnson Controls International plc	266	13,092
Lennox International, Inc.	12	2,633
Martin Marietta Materials, Inc.	3	935
Masco Corp.	87	4,080
Mohawk Industries, Inc. (a)	3	292
Owens Corning	37	2,882
Vulcan Materials Co.	7	1,079

		39,123

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	89	10,069
Emerson Electric Co.	225	16,508
Generac Holdings, Inc. (a)	24	4,276

		30,853

Electronics — 0.8%
Agilent Technologies, Inc.	228	27,698
Allegion plc, (Ireland)	32	2,878
Amphenol Corp., Class A	29	1,937
Arrow Electronics, Inc. (a)	4	403
Fortive Corp.	129	7,526
Garmin Ltd., (Switzerland)	8	610
Honeywell International, Inc.	259	43,247
Keysight Technologies, Inc. (a)	8	1,336
Mettler-Toledo International, Inc. (a)	17	18,706
Sensata Technologies Holding plc	59	2,191
TE Connectivity Ltd.	17	1,870
Trimble, Inc. (a)	13	696

		109,098

Engineering & Construction — 0.0% (g)
Jacobs Solutions, Inc.	48	5,251

Environmental Control — 0.4%
Pentair plc, (United Kingdom)	64	2,611
Republic Services, Inc., Class A	84	11,457
Waste Connections, Inc.	98	13,219
Waste Management, Inc.	158	25,283

		52,570

Hand/Machine Tools — 0.1%
Snap-on, Inc.	20	3,947
Stanley Black & Decker, Inc.	59	4,424

		8,371

Machinery - Construction & Mining — 0.2%
Caterpillar, Inc.	202	33,128

Machinery - Diversified — 0.6%
Cognex Corp.	8	326
Deere & Co.	110	36,684
Dover Corp.	55	6,379

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Machinery - Diversified — (continued)
IDEX Corp.	28	5,543
Ingersoll Rand, Inc.	151	6,519
Nordson Corp.	19	4,001
Otis Worldwide Corp.	158	10,061
Rockwell Automation, Inc.	44	9,374
Westinghouse Air Brake Technologies Corp.	64	5,239
Xylem, Inc.	68	5,972

		90,098

Miscellaneous Manufacturers — 0.9%
3M Co.	212	23,392
AO Smith Corp.	46	2,258
Carlisle Cos., Inc.	19	5,325
Eaton Corp. plc	152	20,290
General Electric Co.	419	25,920
Illinois Tool Works, Inc.	117	21,178
Parker-Hannifin Corp.	48	11,665
Textron, Inc.	83	4,838
Trane Technologies plc, (Ireland)	89	12,863

		127,729

Packaging & Containers — 0.0% (g)
Amcor plc, (United Kingdom)	61	658
Ball Corp.	15	744
Crown Holdings, Inc.	6	455
Packaging Corp. of America	5	506
Sealed Air Corp.	5	211
Westrock Co.	19	592

		3,166

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	15	3,287

Transportation — 6.8%
CH Robinson Worldwide, Inc.	593	57,116
CSX Corp.	825	21,990
Expeditors International of Washington, Inc.	784	69,233
FedEx Corp.	1,146	170,188
JB Hunt Transport Services, Inc.	31	4,855
Knight-Swift Transportation Holdings, Inc., Class A	58	2,861
Norfolk Southern Corp.	90	18,971
Old Dominion Freight Line, Inc.	36	8,957
Union Pacific Corp.	239	46,487
United Parcel Service, Inc., Class B	3,502	565,657

		966,315

Total Industrial		1,656,898

Technology — 21.0%
Computers — 1.4%
Accenture plc, (Ireland), Class A	31	7,948
Apple, Inc.	777	107,436

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Computers — (continued)
Cantaloupe, Inc. (a)	35	122
Cognizant Technology Solutions Corp., Class A	28	1,615
Conduent, Inc. (a)	112	373
Crowdstrike Holdings, Inc., Class A (a)	168	27,639
Dell Technologies, Inc., Class C	15	513
EPAM Systems, Inc. (a)	3	997
ExlService Holdings, Inc. (a)	22	3,235
Fortinet, Inc. (a)	564	27,687
Hewlett Packard Enterprise Co.	83	992
HP, Inc.	50	1,240
International Business Machines Corp.	44	5,248
Leidos Holdings, Inc.	49	4,286
Maximus, Inc.	40	2,337
NetApp, Inc.	9	585
Seagate Technology Holdings plc	8	415
TaskUS, Inc., Class A (a)	15	250
TTEC Holdings, Inc.	13	559
Western Digital Corp. (a)	16	513
Zscaler, Inc. (a)	70	11,535

		205,525

Office/Business Equipment — 0.0% (g)
Zebra Technologies Corp., Class A (a)	3	673

Semiconductors — 2.8%
Advanced Micro Devices, Inc. (a)	440	27,857
Analog Devices, Inc.	141	19,606
Applied Materials, Inc.	238	19,469
Broadcom, Inc.	110	48,733
Entegris, Inc.	39	3,232
Intel Corp.	1,120	28,851
KLA Corp.	40	12,135
Lam Research Corp.	38	13,788
Marvell Technology, Inc.	230	9,869
Microchip Technology, Inc.	150	9,165
Micron Technology, Inc.	306	15,312
Monolithic Power Systems, Inc.	12	4,320
NVIDIA Corp.	681	82,619
NXP Semiconductors NV, (Netherlands)	71	10,462
ON Semiconductor Corp. (a)	117	7,283
Qorvo, Inc. (a)	30	2,410
QUALCOMM, Inc.	305	34,410
Skyworks Solutions, Inc.	45	3,833
Teradyne, Inc.	43	3,263
Texas Instruments, Inc.	251	38,861

		395,478

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Software — 16.8%
Activision Blizzard, Inc.	38	2,789
Adobe, Inc. (a)	392	107,769
Akamai Technologies, Inc. (a)	8	673
ANSYS, Inc. (a)	72	16,061
AppLovin Corp., Class A (a)	96	1,873
Autodesk, Inc. (a)	180	33,649
Avalara, Inc. (a)	73	6,658
AvidXchange Holdings, Inc. (a)	33	275
Bentley Systems, Inc., Class B	156	4,785
Bill.com Holdings, Inc. (a)	78	10,323
Black Knight, Inc. (a)	129	8,337
Broadridge Financial Solutions, Inc.	84	12,191
Cadence Design Systems, Inc. (a)	228	37,199
Ceridian HCM Holding, Inc. (a)	115	6,400
Citrix Systems, Inc. (bb) (cc)	104	10,765
Cloudflare, Inc., Class A (a)	12	662
Concentrix Corp.	30	3,317
Coupa Software, Inc. (a)	61	3,590
CSG Systems International, Inc.	22	1,140
Datadog, Inc., Class A (a)	199	17,696
DocuSign, Inc., Class A (a)	166	8,873
Dropbox, Inc., Class A (a)	239	4,947
Dynatrace, Inc. (a)	164	5,726
Electronic Arts, Inc.	13	1,557
Fair Isaac Corp. (a)	21	8,715
Fidelity National Information Services, Inc.	434	32,806
Fiserv, Inc. (a)	435	40,748
Guidewire Software, Inc. (a)	66	4,083
HubSpot, Inc. (a)	38	10,227
Intuit, Inc.	222	85,959
Jack Henry & Associates, Inc.	51	9,264
Microsoft Corp.	5,888	1,371,250
MongoDB, Inc., Class A (a)	3	612
MSCI, Inc., Class A	40	16,957
Oracle Corp.	1,326	80,982
Palantir Technologies, Inc., Class A (a)	1,362	11,071
Paychex, Inc.	229	25,751
Paycom Software, Inc. (a)	42	13,919
PTC, Inc. (a)	91	9,570
RingCentral, Inc., Class A (a)	65	2,596
ROBLOX Corp., Class A (a)	17	598
Roper Technologies, Inc.	88	31,618
Salesforce, Inc. (a)	824	118,483
ServiceNow, Inc. (a)	166	62,682
Snowflake, Inc., Class A (a)	11	1,847
Splunk, Inc. (a)	133	10,020
SS&C Technologies Holdings, Inc.	163	7,766
Synopsys, Inc. (a)	126	38,626

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Software — (continued)
Take-Two Interactive Software, Inc. (a)	8	841
Twilio, Inc., Class A (a)	9	644
Tyler Technologies, Inc. (a)	34	11,897
Unity Software, Inc. (a)	158	5,025
Veeva Systems, Inc., Class A (a)	7	1,074
Verra Mobility Corp., Class A (a)	93	1,429
VMware, Inc., Class A	175	18,612
Workday, Inc., Class A (a)	165	25,144
Zoom Video Communications, Inc., Class A (a)	188	13,802
ZoomInfo Technologies, Inc., Class A (a)	329	13,709

		2,395,582

Total Technology		2,997,258

Utilities — 0.3%
Electric — 0.3%
AES Corp. (The)	29	663
Alliant Energy Corp.	9	495
Ameren Corp.	11	860
American Electric Power Co., Inc.	26	2,208
CenterPoint Energy, Inc.	25	709
CMS Energy Corp.	12	673
Consolidated Edison, Inc.	16	1,412
Constellation Energy Corp.	18	1,507
Dominion Energy, Inc.	43	2,982
DTE Energy Co.	8	922
Duke Energy Corp.	41	3,816
Edison International	16	925
Entergy Corp.	10	998
Evergy, Inc.	9	509
Eversource Energy	18	1,364
Exelon Corp.	50	1,875
FirstEnergy Corp.	24	888
NextEra Energy, Inc.	96	7,493
NRG Energy, Inc.	13	496
PG&E Corp. (a)	71	885
PPL Corp.	34	863
Public Service Enterprise Group, Inc.	23	1,289
Sempra Energy	15	2,230
Southern Co. (The)	53	3,575
Vistra Corp.	17	347
WEC Energy Group, Inc.	16	1,390
Xcel Energy, Inc.	29	1,843

		43,217

Gas — 0.0% (g)
Atmos Energy Corp.	5	544
NiSource, Inc.	14	362
UGI Corp.	11	342

		1,248

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Water — 0.0% (g)
American Water Works Co., Inc.	9	1,127
Essential Utilities, Inc.	9	362

		1,489

Total Utilities		45,954

Total Common Stocks
(Cost $13,787,759)		14,142,152

Preferred Stock — 0.0% (g)
Consumer Cyclical — 0.0% (g)
Entertainment — 0.0% (g)
AMC Entertainment Holdings, Inc. (a) (Cost $149)	23	63

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.7%
Time Deposits — 0.7%
Australia & New Zealand Banking Group Ltd., 2.43%, 10/03/2022	14,339	14,339
Barclays SA, 2.43%, 10/03/2022	16,330	16,330
Citibank NA, 2.43%, 10/03/2022	13,166	13,166
Royal Bank of Canada, 2.43%, 10/03/2022	118	118
Skandinaviska Enskilda Banken AB, 2.43%, 10/03/2022	12,679	12,679
Sumitomo Mitsui Banking Corp., 2.43%, 10/03/2022	2,802	2,802
Sumitomo Mitsui Trust Bank Ltd., 2.43%, 10/03/2022	33,776	33,776

Total Short-Term Investments (Cost $93,210)		93,210

Total Investments — 100.0% (Cost - $13,881,118) *		14,235,425
Other Assets in Excess of Liabilities — 0.0% (g)		1,522

NET ASSETS — 100.0%		$14,236,947

Percentages indicated are based on net assets

Futures contracts outstanding as of September 30, 2022:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
E-mini Russell 2000 Index	4	12/2022	USD	374	(40)
Micro E-mini NASDAQ 100 Index	282	12/2022	USD	7,069	(845)
Micro E-mini S&P 500 Index	22	12/2022	USD	432	(36)
NASDAQ 100 E-mini Index	157	12/2022	USD	37,978	(3,326)
S&P 500 E-mini Index	333	12/2022	USD	66,561	(6,597)
S&P MidCap 400 E-mini Index	18	12/2022	USD	4,441	(466)

Total unrealized appreciation (depreciation)					(11,310)

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Summary of Investments by Industry, September 30, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	18.5%
Software	16.8%
Pharmaceuticals	12.1%
Healthcare - Services	9.1%
Transportation	6.8%
Diversified Financial Services	5.1%
Banks	4.3%
Insurance	4.2%
Semiconductors	2.8%
Healthcare - Products	2.7%
Commercial Services	2.5%
Beverages	2.3%
Biotechnology	1.8%
Computers	1.4%
Aerospace/Defense	1.3%
Others (Each less than 1.0%)	7.6%
Short-Term Investments	0.7%

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 97.2%
Austria — 0.3%
Erste Group Bank AG	372	8,151
OMV AG	221	8,000
Verbund AG	71	6,023
voestalpine AG	76	1,281

		23,455

Belgium — 1.0%
Ageas SA	174	6,363
Anheuser-Busch InBev SA	545	24,698
D’ieteren Group	16	2,206
Elia Group SA	35	4,062
Groupe Bruxelles Lambert NV	109	7,590
KBC Group NV	271	12,867
Proximus SADP	96	998
Sofina SA	17	2,988
Solvay SA	46	3,555
UCB SA	247	17,167
Umicore SA	129	3,795
Warehouses De Pauw CVA	96	2,363

		88,652

Chile — 0.0% (g)
Antofagasta plc	145	1,775

Denmark — 4.9%
AP Moller - Maersk A/S, Class A	3	5,055
AP Moller - Maersk A/S, Class B	5	8,761
Carlsberg A/S, Class B	62	7,215
Chr Hansen Holding A/S	69	3,393
Coloplast A/S, Class B	74	7,488
Danske Bank A/S	746	9,287
Demant A/S (a)	60	1,481
DSV A/S	177	20,776
Genmab A/S (a)	41	13,188
GN Store Nord AS	79	1,391
Novo Nordisk A/S, Class B	3,246	323,373
Novozymes A/S, Class B	129	6,459
Orsted AS (e)	197	15,685
Pandora A/S	136	6,375

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Denmark — continued
ROCKWOOL A/S, Class B	9	1,385
Tryg A/S	392	8,091
Vestas Wind Systems A/S	958	17,630

		457,033

Finland — 1.4%
Elisa OYJ	90	4,078
Fortum OYJ	457	6,142
Kesko Oyj, Class B	175	3,267
Kone OYJ, Class B	325	12,538
Neste OYJ	266	11,600
Nokia OYJ	3,378	14,503
Nordea Bank Abp	3,687	31,552
Orion OYJ, Class B	210	8,847
Sampo OYJ, Class A	516	22,016
Stora Enso OYJ, Class R	344	4,367
UPM-Kymmene OYJ	331	10,516
Wartsila OYJ Abp	447	2,856

		132,282

France — 15.7%
Accor SA (a)	106	2,224
Aeroports de Paris (a)	28	3,185
Air Liquide SA	331	37,794
Airbus SE	562	48,480
Alstom SA	306	4,945
Amundi SA (e)	70	2,899
Arkema SA	38	2,744
AXA SA	2,023	44,161
BioMerieux	26	2,041
BNP Paribas SA	1,202	50,774
Bollore SE	548	2,513
Bouygues SA	218	5,700
Bureau Veritas SA	284	6,353
Capgemini SE	102	16,387
Carrefour SA	379	5,258
Cie de Saint-Gobain	470	16,815
Cie Generale des Etablissements Michelin SCA	431	9,666
Covivio	34	1,614
Credit Agricole SA	1,310	10,634
Danone SA	1,149	54,326
Dassault Aviation SA	24	2,709
Dassault Systemes SE	417	14,391
Edenred	158	7,281
Eiffage SA	80	6,417
Electricite de France SA	587	6,803
Engie SA	1,904	21,918
EssilorLuxottica SA	181	24,597
Eurazeo SE	48	2,514

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Gecina SA	31	2,441
Getlink SE	420	6,508
Hermes International	47	55,344
Ipsen SA	74	6,822
Kering SA	111	49,294
Klepierre SA (a)	137	2,380
La Francaise des Jeux SAEM (e)	69	2,046
Legrand SA	255	16,470
L’Oreal SA	152	48,670
LVMH Moet Hennessy Louis Vuitton SE	413	243,460
Orange SA	1,248	11,285
Pernod Ricard SA	132	24,213
Publicis Groupe SA	143	6,769
Remy Cointreau SA	15	2,463
Renault SA (a)	644	17,430
Safran SA	325	29,605
Sanofi	2,234	170,086
Sartorius Stedim Biotech	18	5,368
Schneider Electric SE	518	58,462
SEB SA	17	1,077
Societe Generale SA	854	16,898
Sodexo SA	54	4,087
Teleperformance	56	14,113
Thales SA	102	11,232
TotalEnergies SE	3,668	172,099
Ubisoft Entertainment SA (a)	58	1,588
Unibail-Rodamco-Westfield (a)	73	3,010
Valeo	127	1,923
Veolia Environnement SA	702	13,420
Vinci SA	508	41,100
Vivendi SE	444	3,441
Wendel SE	30	2,149
Worldline SA (a) (e)	147	5,829

		1,466,225

Germany — 11.1%
adidas AG	256	29,444
Allianz SE (Registered)	442	69,647
BASF SE	577	22,152
Bayer AG (Registered)	1,926	88,756
Bayerische Motoren Werke AG	1,130	76,607
Bechtle AG	49	1,773
Beiersdorf AG	63	6,163
Brenntag SE	147	8,913
Carl Zeiss Meditec AG	26	2,670
Commerzbank AG (a)	1,154	8,214
Continental AG	68	3,038
Covestro AG (e)	119	3,396

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Daimler Truck Holding AG (a)	429	9,702
Delivery Hero SE (a) (e)	101	3,707
Deutsche Bank AG (Registered)	2,218	16,422
Deutsche Boerse AG	205	33,582
Deutsche Lufthansa AG (Registered) (a)	564	3,243
Deutsche Post AG (Registered)	943	28,411
Deutsche Telekom AG (Registered)	2,037	34,671
E.ON SE	2,335	17,941
Evonik Industries AG	132	2,215
Fresenius Medical Care AG & Co. KGaA	129	3,627
Fresenius SE & Co. KGaA	263	5,599
GEA Group AG	146	4,717
Hannover Rueck SE	65	9,670
HeidelbergCement AG	90	3,547
HelloFresh SE (a)	102	2,138
Henkel AG & Co. KGaA	59	3,359
Infineon Technologies AG	3,685	80,633
KION Group AG	72	1,382
Knorr-Bremse AG	69	2,963
LEG Immobilien SE	47	2,815
Mercedes-Benz Group AG	2,709	136,978
Merck KGaA	253	40,941
MTU Aero Engines AG	51	7,659
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	151	36,423
Nemetschek SE	39	1,828
Puma SE	156	7,218
Rational AG	5	2,449
Rheinmetall AG	41	6,347
RWE AG	669	24,587
SAP SE	657	53,503
Scout24 SE (e)	52	2,582
Siemens AG (Registered)	729	71,266
Siemens Energy AG	421	4,632
Siemens Healthineers AG (e)	179	7,659
Symrise AG, Class A	83	8,060
Telefonica Deutschland Holding AG	692	1,398
Uniper SE	102	384
United Internet AG (Registered)	67	1,251
Volkswagen AG	101	16,431
Vonovia SE	446	9,621
Zalando SE (a) (e)	141	2,747

		1,035,081

Ireland — 1.0%
AerCap Holdings NV (a)	130	5,484
CRH plc	485	15,587
DCC plc	68	3,546
Experian plc	636	18,622

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Ireland — continued
Flutter Entertainment plc (a)	104	11,482
Kerry Group plc, Class A	286	25,460
Kingspan Group plc	147	6,618
Smurfit Kappa Group plc	161	4,601

		91,400

Italy — 3.3%
Amplifon SpA	76	1,986
Assicurazioni Generali SpA	1,190	16,255
Atlantia SpA	469	10,356
Davide Campari-Milano NV	335	2,961
DiaSorin SpA	16	1,731
Enel SpA	8,505	34,881
Eni SpA	3,753	39,892
Ferrari NV	425	78,719
FinecoBank Banca Fineco SpA	654	8,081
Infrastrutture Wireless Italiane SpA (e)	226	1,975
Intesa Sanpaolo SpA	17,788	29,404
Mediobanca Banca di Credito Finanziario SpA	642	5,027
Moncler SpA	304	12,411
Nexi SpA (a) (e)	321	2,590
Poste Italiane SpA (e)	562	4,243
Prysmian SpA	241	6,893
Recordati Industria Chimica e Farmaceutica SpA	205	7,506
Snam SpA	2,186	8,837
Telecom Italia SpA (a)	6,748	1,248
Terna - Rete Elettrica Nazionale	1,520	9,256
UniCredit SpA	2,235	22,623

		306,875

Japan — 2.3%
Casio Computer Co. Ltd.	399	3,500
Nikon Corp.	646	6,125
Panasonic Holdings Corp.	4,716	33,116
Sharp Corp.	523	3,117
Sony Group Corp.	2,693	173,461
Tamron Co. Ltd.	35	700

		220,019

Jordan — 0.1%
Hikma Pharmaceuticals plc	280	4,214

Luxembourg — 0.2%
ArcelorMittal SA	330	6,560
Aroundtown SA	602	1,318
Eurofins Scientific SE	85	5,030
Tenaris SA	311	4,030

		16,938

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Netherlands — 9.1%
ABN AMRO Bank NV, CVA, GDR (e)	461	4,134
Adyen NV (a) (e)	14	16,893
Aegon NV	1,942	7,718
Akzo Nobel NV	114	6,477
Argenx SE (a)	34	12,181
ASM International NV	132	29,628
ASML Holding NV	1,148	475,519
Euronext NV (e)	93	5,870
EXOR NV	116	7,435
Heineken Holding NV	64	4,389
Heineken NV	162	14,168
IMCD NV	54	6,438
ING Groep NV	4,221	36,169
JDE Peet’s NV	180	5,271
Just Eat Takeaway.com NV (a) (e)	108	1,680
Koninklijke Ahold Delhaize NV	655	16,686
Koninklijke DSM NV	109	12,454
Koninklijke KPN NV	2,060	5,575
Koninklijke Philips NV	548	8,441
NN Group NV	303	11,779
OCI NV	66	2,403
Prosus NV (a)	521	27,127
QIAGEN NV (a)	143	5,968
Randstad NV	112	4,850
Stellantis NV	7,419	87,637
Universal Music Group NV	448	8,398
Wolters Kluwer NV	250	24,302

		849,590

Norway — 1.2%
Adevinta ASA, Class B (a)	172	1,022
Aker BP ASA	202	5,807
DNB Bank ASA	997	15,823
Equinor ASA	1,449	47,772
Gjensidige Forsikring ASA	223	3,834
Kongsberg Gruppen ASA	84	2,538
Mowi ASA	743	9,444
Norsk Hydro ASA	835	4,483
Orkla ASA	1,326	9,643
Salmar ASA	104	3,521
Telenor ASA	447	4,092
Yara International ASA	104	3,639

		111,618

Portugal — 0.3%
EDP - Energias de Portugal SA	2,931	12,719
Galp Energia SGPS SA	763	7,341
Jeronimo Martins SGPS SA	176	3,280

		23,340

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
South Korea — 2.1%
Samsung Electronics Co. Ltd.	4,554	167,221
Samsung Electronics Co. Ltd. (Registered), GDR	37	32,747

		199,968

Spain — 3.0%
Acciona SA	26	4,610
ACS Actividades de Construccion y Servicios SA	228	5,125
Aena SME SA (a) (e)	74	7,628
Amadeus IT Group SA (a)	283	13,136
Banco Bilbao Vizcaya Argentaria SA	7,222	32,397
Banco Santander SA	18,523	43,100
CaixaBank SA	4,824	15,537
Cellnex Telecom SA (e)	342	10,542
EDP Renovaveis SA	300	6,167
Enagas SA	100	1,543
Endesa SA	361	5,418
Ferrovial SA	468	10,616
Grifols SA (a)	196	1,690
Iberdrola SA	6,259	58,361
Industria de Diseno Textil SA	687	14,169
Naturgy Energy Group SA	162	3,745
Red Electrica Corp. SA	312	4,784
Repsol SA	2,176	24,999
Siemens Gamesa Renewable Energy SA (a)	231	4,033
Telefonica SA	3,307	10,932

		278,532

Sweden — 3.6%
Alfa Laval AB	279	6,915
Assa Abloy AB, Class B	946	17,716
Atlas Copco AB, Class A	2,584	24,019
Atlas Copco AB, Class B	1,459	12,092
Boliden AB	169	5,225
Electrolux AB, Class B	138	1,437
Embracer Group AB, Class B (a)	426	2,526
Epiroc AB, Class A	624	8,930
Epiroc AB, Class B	365	4,604
EQT AB	318	6,141
Essity AB, Class B	387	7,640
Evolution AB (e)	115	9,100
Fastighets AB Balder, Class B (a)	383	1,528
Getinge AB, Class B	144	2,463
H & M Hennes & Mauritz AB, Class B	457	4,225
Hexagon AB, Class B	1,213	11,325
Holmen AB, Class B	58	2,193
Husqvarna AB, Class B	387	2,147
Industrivarden AB, Class A	139	2,805
Industrivarden AB, Class C	171	3,402
Indutrade AB	262	4,249

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Sweden — continued
Investment AB Latour, Class B	148		2,442
Investor AB, Class A	524		8,033
Investor AB, Class B	1,985		28,959
Kinnevik AB, Class B (a)	258		3,386
L E Lundbergforetagen AB, Class B	83		3,008
Lifco AB, Class B	229		3,175
Nibe Industrier AB, Class B	1,449		12,927
Sagax AB, Class B	117		1,928
Sandvik AB	1,005		13,697
Securitas AB, Class B	290		2,015
Skandinaviska Enskilda Banken AB, Class A	1,748		16,658
Skanska AB, Class B	329		4,092
SKF AB, Class B	359		4,805
Svenska Cellulosa AB SCA, Class B	386		4,894
Svenska Handelsbanken AB, Class A	1,583		12,998
Swedbank AB, Class A	983		12,900
Swedish Match AB	964		9,541
Swedish Orphan Biovitrum AB (a)	104		2,019
Tele2 AB, Class B	362		3,121
Telefonaktiebolaget LM Ericsson, Class B	1,814		10,606
Telia Co. AB	1,678		4,832
Volvo AB, Class A	131		1,940
Volvo AB, Class B	1,492		21,113
Volvo Car AB, Class B (a)	2,001		8,683

			338,454

Switzerland — 21.4%
ABB Ltd. (Registered)	1,561		40,312
Adecco Group AG (Registered)	156		4,298
Alcon, Inc.	314		18,235
Bachem Holding AG, Class B	21		1,299
Baloise Holding AG (Registered)	50		6,327
Barry Callebaut AG (Registered)	6		12,055
Chocoladefabriken Lindt & Spruengli AG	2		18,546
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	19,419
Cie Financiere Richemont SA (Registered), Class A	776		73,234
Clariant AG (Registered) (a)	134		2,139
Coca-Cola HBC AG	74		1,547
Credit Suisse Group AG, (Registered)	2,868		11,344
EMS-Chemie Holding AG (Registered)	4		2,812
Geberit AG (Registered)	34		14,495
Givaudan SA (Registered)	6		17,561
Glencore plc	3,621		19,028
Holcim AG (a)	346		14,192
Julius Baer Group Ltd.	237		10,322
Kuehne + Nagel International AG (Registered)	52		10,566
Logitech International SA (Registered)	109		4,964
Lonza Group AG (Registered)	47		22,812

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Switzerland — continued
Nestle SA (Registered)	5,038	544,927
Novartis AG (Registered)	4,243	323,509
Partners Group Holding AG	24	19,667
Roche Holding AG	1,430	468,803
Schindler Holding AG	43	6,633
Schindler Holding AG (Registered)	18	2,712
SGS SA (Registered)	6	12,881
SIG Group AG (a)	193	3,917
Sika AG (Registered)	92	18,449
Sonova Holding AG (Registered)	34	7,425
STMicroelectronics NV	1,925	59,814
Straumann Holding AG (Registered)	70	6,418
Swatch Group AG (The)	46	10,253
Swatch Group AG (The) (Registered)	64	2,675
Swiss Life Holding AG (Registered)	34	14,923
Swiss Prime Site AG (Registered)	48	3,808
Swiss Re AG	325	23,977
Swisscom AG (Registered)	16	7,689
Temenos AG (Registered)	41	2,747
UBS Group AG (Registered)	3,803	55,177
VAT Group AG (e)	25	5,159
Zurich Insurance Group AG	163	64,918

		1,991,988

United Arab Emirates — 0.0%
NMC Health plc (a) (bb) (cc)	116	—

United Kingdom — 15.2%
3i Group plc	798	9,585
abrdn plc	1,789	2,736
Admiral Group plc	148	3,135
Anglo American plc	467	14,013
Ashtead Group plc	306	13,740
Associated British Foods plc	544	7,600
AstraZeneca plc	2,632	289,280
Auto Trader Group plc (e)	346	1,964
AVEVA Group plc	44	1,529
Aviva plc	2,320	9,952
BAE Systems plc	2,180	19,158
Barclays plc	13,733	21,850
Barratt Developments plc	376	1,419
Berkeley Group Holdings plc	41	1,494
BP plc	23,519	112,384
British American Tobacco plc	791	28,366
British Land Co. plc (The)	323	1,253
BT Group plc	2,552	3,431
Bunzl plc	233	7,118
Burberry Group plc	486	9,705

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
CNH Industrial NV	974	10,903
Coca-Cola Europacific Partners plc	131	5,568
Compass Group plc	655	13,046
Croda International plc	51	3,660
Diageo plc	840	35,358
Entain plc	216	2,583
Ferguson plc	148	15,366
GSK plc	6,907	99,762
Haleon plc (a)	1,865	5,816
Halma plc	139	3,136
Hargreaves Lansdown plc	292	2,794
HSBC Holdings plc	16,485	85,358
Imperial Brands plc	332	6,819
Informa plc	538	3,076
InterContinental Hotels Group plc	68	3,255
Intertek Group plc	111	4,566
J Sainsbury plc	644	1,248
JD Sports Fashion plc	947	1,043
Johnson Matthey plc	67	1,362
Kingfisher plc	741	1,803
Land Securities Group plc	259	1,495
Legal & General Group plc	4,897	11,689
Lloyds Banking Group plc	57,117	25,816
London Stock Exchange Group plc	270	22,827
M&G plc	2,109	3,885
Melrose Industries plc	3,026	3,384
Mondi plc	178	2,740
National Grid plc	1,339	13,787
NatWest Group plc	4,390	10,934
Next plc	48	2,543
Ocado Group plc (a)	212	1,100
Pearson plc	246	2,350
Persimmon plc	117	1,604
Phoenix Group Holdings plc	615	3,581
Prudential plc	2,255	22,070
Reckitt Benckiser Group plc	263	17,407
RELX plc	1,330	32,497
Rentokil Initial plc	1,287	6,821
Rio Tinto plc	413	22,342
Rolls-Royce Holdings plc (a)	5,792	4,436
Sage Group plc (The)	374	2,883
Schroders plc	627	2,694
Segro plc	444	3,702
Severn Trent plc	92	2,403
Shell plc	9,055	224,625
Smith & Nephew plc	320	3,698
Smiths Group plc	259	4,306

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES			VALUE ($)
Common Stocks — continued
United Kingdom — continued
Spirax-Sarco Engineering plc		51		5,852
SSE plc		392		6,621
St. James’s Place plc		446		5,077
Standard Chartered plc		2,069		12,941
Taylor Wimpey plc		1,309		1,274
Tesco plc		2,772		6,363
Unilever plc		937		41,181
United Utilities Group plc		250		2,473
Vodafone Group plc		9,812		10,981
Whitbread plc		74		1,881
WPP plc		401		3,311

				1,421,808

Total Common Stocks (Cost $11,009,152)				9,059,247

Preferred Stocks — 1.7%
Germany — 1.4%
Bayerische Motoren Werke AG		186		12,075
Henkel AG & Co. KGaA		115		6,842
Porsche Automobil Holding SE		517		29,127
Sartorius AG		15		5,202
Volkswagen AG		624		76,256

				129,502

South Korea — 0.3%
Samsung Electronics Co. Ltd.		788		25,609

Total Preferred Stocks (Cost $223,426)				155,111

	NUMBER OF RIGHTS
Rights — 0.0% (g)
Sweden — 0.0% (g)
Securitas AB, expiring 11/10/2022 (a) (Cost $800)		1,298		542

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.5%
Time Deposits — 0.5%
Australia & New Zealand Banking Group Ltd., 2.43%, 10/03/2022		43		43
Barclays SA, 2.43%, 10/03/2022		2,875		2,875
BNP Paribas SA, 1.17%, 10/03/2022	GBP	8,401		9,380
Brown Brothers Harriman,
(0.29%), 10/03/2022	CHF	10,000		10,135
0.12%, 10/03/2022	DKK	23,309		3,072
0.29%, 10/03/2022	EUR	—	(h)	—	(h)
0.82%, 10/03/2022	SEK	22,407		2,019
0.95%, 10/03/2022	HKD	—	(h)	—	(h)
1.16%, 10/03/2022	NOK	27,747		2,548

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — continued
Time Deposits — continued
2.07%, 10/03/2022	CAD	—	(h)	—	(h)
2.43%, 10/03/2022		—	(h)	—	(h)
4.50%, 10/03/2022	ZAR	—	(h)	—	(h)
Citibank NA,
0.29%, 10/03/2022	EUR	16,616		16,284
2.43%, 10/03/2022		1,195		1,195
Royal Bank of Canada, 2.43%, 10/03/2022		426		426
Skandinaviska Enskilda Banken AB, 2.43%, 10/03/2022		399		399
Sumitomo Mitsui Banking Corp., (0.40%), 10/03/2022	JPY	261,169		1,804
Sumitomo Mitsui Trust Bank Ltd., 2.43%, 10/03/2022		323		323

Total Short-Term Investments (Cost $50,503)				50,503

Total Investments — 99.4% (Cost - $11,283,881) *				9,265,403
Other Assets in Excess of Liabilities — 0.6%				48,214

NET ASSETS — 100.0%				$9,313,617

Percentages indicated are based on net assets

Futures contracts outstanding as of September 30, 2022:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Amsterdam Index	21	10/2022	EUR	2,642	(5)
Euro STOXX 50 Index	1,149	12/2022	EUR	39,317	(1,988)
FTSE 100 Index	198	12/2022	GBP	16,191	(905)
MSCI Emerging Markets Index	39	12/2022	USD	1,757	(57)
TOPIX Index	25	12/2022	JPY	3,237	(65)

Total unrealized appreciation (depreciation)					(3,020)

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, September 30, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	20.0%
Semiconductors	9.4%
Food	8.0%
Oil & Gas	7.1%
Banks	6.9%
Auto Manufacturers	6.2%
Insurance	4.3%
Apparel	4.3%
Electric	2.8%
Home Furnishings	2.3%
Commercial Services	1.8%
Chemicals	1.7%
Retail	1.4%
Telecommunications	1.4%
Aerospace/Defense	1.4%
Beverages	1.4%
Electrical Components & Equipments	1.4%
Cosmetics/Personal Care	1.2%
Healthcare - Products	1.1%
Building Materials	1.1%
Miscellaneous Manufacturers	1.1%
Engineering & Construction	1.1%
Diversified Financial Services	1.0%
Others (Each less than 1.0%)	11.1%
Short-Term Investments	0.5%

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Long Positions — 105.3%
Asset-Backed Securities — 1.0%
Anchorage Capital CLO 11 Ltd., (Cayman Islands), Series 2019-11A,
Class AR, (ICE LIBOR USD 3 Month + 1.14%), 3.90%, 07/22/2032 (e) (aa)		1,900	1,848
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (ICE LIBOR USD 3 Month + 1.05%), 3.56%, 01/15/2032 (e) (aa)		3,300	3,210
Atlas Senior Loan Fund Ltd., (Cayman Islands), Series 2017-8A, Class A, (ICE LIBOR USD 3 Month + 1.15%), 3.89%, 01/16/2030 (e) (aa)		5,057	4,996
Benefit Street Partners CLO XVII Ltd., (Cayman Islands), Series 2019-17A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 3.59%, 07/15/2032 (e) (aa)		4,300	4,170
CARLYLE US CLO Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.00%), 3.71%, 04/20/2031 (e) (aa)		1,900	1,843
Carmax Auto Owner Trust, Series 2020-1, Class A3, 1.89%, 12/16/2024		134	132
CIFC Funding Ltd., (Cayman Islands), Series 2017-4A, Class A1R, (ICE LIBOR USD 3 Month + 0.95%), 3.73%, 10/24/2030 (e) (aa)		3,200	3,141
Crestline Denali CLO XV Ltd., (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.03%), 3.74%, 04/20/2030 (e) (aa)		5,710	5,626
Dryden 36 Senior Loan Fund, (Cayman Islands), Series 2014-36A, Class AR3, (ICE LIBOR USD 3 Month + 1.02%), 3.53%, 04/15/2029 (e) (aa)		5,949	5,872
Dryden 27 R Euro CLO 2017 DAC, (Ireland), Series 2017-27A, Class AR, (ICE LIBOR EUR 3 Month + 0.66%), 0.66%, 04/15/2033 (e) (aa)	EUR	7,600	7,235
Ford Credit Auto Owner Trust, Series 2020-B, Class A4, 0.79%, 11/15/2025		850	816
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 08/18/2025		500	485
Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.41%, 11/15/2024		69	68
Madison Park Funding XXVI Ltd., (Cayman Islands), Series 2017-26A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 4.01%, 07/29/2030 (e) (aa)		2,360	2,326
Magnetite XVIII Ltd., (Cayman Islands), Series 2016-18A, Class AR2, (ICE LIBOR USD 3 Month + 0.88%), 3.79%, 11/15/2028 (e) (aa)		7,452	7,296
Marathon CLO IX Ltd., (Cayman Islands), Series 2017-9A, Class A1AR, (ICE LIBOR USD 3 Month + 1.15%), 3.66%, 04/15/2029 (e) (aa)		251	249
Marble Point CLO X Ltd., (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.04%), 3.55%, 10/15/2030 (e) (aa)		1,800	1,768
Mountain View CLO LLC, (Cayman Islands),
Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.09%), 3.83%, 10/16/2029 (e) (aa)		1,689	1,647
Series 2017-2A, Class AR, (ICE LIBOR USD 3 Month + 1.04%), 3.78%, 01/16/2031 (e) (aa)		2,900	2,842
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.38%, 12/16/2024		60	59
OCP CLO Ltd., (Cayman Islands), Series 2017-14A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 4.13%, 11/20/2030 (e) (aa)		5,000	4,921
Sculptor CLO XXV Ltd., (Cayman Islands), Series 25A, Class A1, (ICE LIBOR USD 3 Month + 1.27%), 3.78%, 01/15/2031 (e) (aa)		1,200	1,174

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Sound Point CLO XII Ltd., (Cayman Islands), Series 2016-2A, Class AR2, (ICE LIBOR USD 3 Month + 1.05%), 3.76%, 10/20/2028 (e) (aa)	61	61
Venture 33 CLO Ltd., (Cayman Islands), Series 2018-33A, Class A1LR, (ICE LIBOR USD 3 Month + 1.06%), 3.57%, 07/15/2031 (e) (aa)	700	684
Venture XXI CLO Ltd., (Cayman Islands), Series 2015-21A, Class AR, (ICE LIBOR USD 3 Month + 0.88%), 3.39%, 07/15/2027 (e) (aa)	235	234
Vibrant CLO VI Ltd., (Cayman Islands), Series 2017-6A, Class AR, (ICE LIBOR USD 3 Month + 0.95%), 4.48%, 06/20/2029 (e) (aa)	2,393	2,364
Voya CLO Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (ICE LIBOR USD 3 Month + 0.95%), 3.69%, 04/17/2030 (e) (aa)	5,132	5,048
Wellfleet CLO Ltd., (Cayman Islands), Series 2015-1A, Class AR4, (ICE LIBOR USD 3 Month + 0.89%), 3.60%, 07/20/2029 (e) (aa)	1,179	1,160
World Omni Auto Receivables Trust, Series 2020-A, Class A3, 1.10%, 04/15/2025	77	76

Total Asset-Backed Securities (Cost $74,553)		71,351

Collateralized Mortgage Obligations — 2.0%
Citigroup Mortgage Loan Trust,
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (e) (z)	6,118	4,872
Series 2021-INV3, Class A11, (United States 30 Day Average SOFR + 0.85%), 3.13%, 05/25/2051 (e) (aa)	452	419
FHLMC REMICS,
Series 3404, Class SA, IF, IO, (6.00% - ICE LIBOR USD 1 Month), 3.18%, 01/15/2038 (aa)	1,335	106
Series 3680, Class SA, IF, IO, (5.00% - ICE LIBOR USD 1 Month), 2.18%, 06/15/2040 (aa)	2,554	111
Series 4023, Class S, IF, IO, (6.25% - ICE LIBOR USD 1 Month), 3.43%, 03/15/2042 (aa)	1,097	101
Series 4056, Class GS, IF, IO, (6.65% - ICE LIBOR USD 1 Month), 3.83%, 12/15/2041 (aa)	609	60
Series 4134, Class PI, IO, 3.00%, 11/15/2042	504	64
Series 4165, Class TI, IO, 3.00%, 12/15/2042	543	40
Series 4479, Class AI, IO, 3.50%, 09/15/2025	5,284	198
Series 4598, Class IK, IO, 3.50%, 03/15/2046	642	121
Series 4710, Class EI, IO, 3.50%, 11/15/2031	3,923	344
Series 4825, Class SE, IF, IO, (6.20% - ICE LIBOR USD 1 Month), 3.38%, 09/15/2048 (aa)	4,420	527
Series 4888, Class IB, IO, 4.00%, 03/15/2047	390	61
Series 4990, Class MI, IO, 4.00%, 07/25/2050	4,607	1,064
Series 5003, Class AS, IF, IO, (6.10% - ICE LIBOR USD 1 Month), 3.02%, 08/25/2050 (aa)	7,484	985
Series 5016, Class PI, IO, 3.00%, 09/25/2050	12,260	1,934
Series 5024, Class BI, IO, 2.00%, 10/25/2050	19,116	2,255
Series 5034, Class YI, IO, 4.00%, 11/25/2050	3,073	602
Series 5045, Class DI, IO, 2.50%, 11/25/2050	3,010	437
Series 5047, Class CI, IO, 2.00%, 12/25/2050	1,807	260
Series 5056, Class PI, IO, 2.50%, 12/25/2050	9,296	1,309
Series 5062, Class EI, IO, 2.00%, 01/25/2051	3,875	559
Series 5065, Class IG, IO, 3.00%, 01/25/2051	3,588	560
Series 5069, Class DI, IO, 3.50%, 02/25/2041	1,468	194
Series 5069, Class LI, IO, 2.50%, 02/25/2051	15,320	2,272
Series 5071, Class IN, IO, 4.00%, 08/25/2050	5,915	1,374
Series 5087, Class IL, IO, 3.00%, 03/25/2051	2,129	353
Series 5124, Class LI, IO, 4.50%, 07/25/2051	13,283	2,956

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 5202, Class UI, IO, 3.50%, 01/25/2052	4,637	871
Series 5210, Class AI, IO, 3.50%, 01/25/2042	4,782	690
Series 5227, Class EI, IO, 4.00%, 04/25/2050	5,332	643
FHLMC STRIPs, Series 365, Class C2, IO, 4.00%, 06/15/2049	4,387	832
FNMA Interest STRIP,
Series 379, Class S56, IF, IO, (7.90% - ICE LIBOR USD 1 Month), 4.82%, 05/25/2037 (aa)	424	62
Series 405, Class 1, PO, Zero Coupon, 10/25/2040	336	270
Series 406, Class 23, IO, 6.00%, 11/25/2040 (z)	161	39
FNMA REMICS,
Series 2007-30, Class JS, IF, IO, (6.44% - ICE LIBOR USD 1 Month), 3.36%, 04/25/2037 (aa)	1,884	176
Series 2012-53, Class IO, IO, 3.50%, 05/25/2027	583	30
Series 2012-98, Class JI, IO, 3.00%, 04/25/2027	1,658	46
Series 2012-135, Class SB, IF, IO, (6.10% - ICE LIBOR USD 1 Month), 3.02%, 12/25/2042 (aa)	1,067	104
Series 2013-109, Class BO, PO, Zero Coupon, 07/25/2043	411	242
Series 2014-34, Class US, IF, (8.60% - ICE LIBOR USD 1 Month), 2.43%, 06/25/2044 (aa)	67	52
Series 2016-26, Class SY, IF, (7.03% - ICE LIBOR USD 1 Month), 0.00%, 11/25/2042 (aa)	516	320
Series 2016-63, Class AS, IF, IO, (6.00% - ICE LIBOR USD 1 Month), 2.92%, 09/25/2046 (aa)	1,741	185
Series 2018-67, Class SH, IF, IO, (6.20% - ICE LIBOR USD 1 Month), 3.12%, 09/25/2048 (aa)	3,573	429
Series 2019-48, Class IB, IO, 0.67%, 06/25/2039 (z)	24,043	544
Series 2019-68, Class US, IF, IO, (6.00% - ICE LIBOR USD 1 Month), 2.92%, 11/25/2049 (aa)	6,645	793
Series 2019-78, Class DI, IO, 4.50%, 11/25/2049	673	109
Series 2020-42, Class CI, IO, 3.00%, 06/25/2050	13,567	2,327
Series 2020-60, Class BI, IO, 3.50%, 09/25/2050	12,169	2,264
Series 2020-68, Class CI, IO, 3.00%, 10/25/2050	9,234	1,459
Series 2020-74, Class PI, IO, 2.00%, 12/25/2049	10,999	1,161
Series 2020-86, Class PI, IO, 2.50%, 12/25/2050	3,509	544
Series 2020-89, Class IM, IO, 2.00%, 12/25/2050	10,411	1,451
Series 2020-89, Class LI, IO, 3.00%, 12/25/2050	12,010	2,051
Series 2020-99, Class IQ, IO, 3.00%, 01/25/2051	1,017	168
Series 2021-8, Class YF, (United States 30 Day Average SOFR + 0.20%), 1.73%, 03/25/2061 (aa)	11,273	11,269
GNMA,
Series 2015-H03, Class FA, (ICE LIBOR USD 1 Month + 0.50%), 2.86%, 12/20/2064 (aa)	75	75
Series 2015-H33, Class FA, (ICE LIBOR USD 1 Month + 0.66%), 3.02%, 12/20/2065 (aa)	7,175	7,087
Series 2017-H03, Class HA, 3.00%, 01/20/2067	4,785	4,598
Series 2019-H08, Class FE, (ICE LIBOR USD 1 Month + 0.65%), 1.89%, 01/20/2069 (aa)	4,524	4,398
Series 2019-H16, Class FD, (ICE LIBOR USD 1 Month + 0.80%), 1.98%, 10/20/2069 (aa)	2,579	2,533
Series 2020-142, Class LI, IO, 2.50%, 09/20/2050	11,899	1,845
Series 2020-142, Class MT, IF, IO, (6.15% - ICE LIBOR USD 1 Month), 0.05%, 07/20/2047 (aa)	14,815	27
Series 2020-142, Class TN, IF, IO, (6.20% - ICE LIBOR USD 1 Month), 0.10%, 09/20/2047 (aa)	19,966	82
Series 2020-H12, Class F, (ICE LIBOR USD 1 Month + 0.50%), 2.86%, 07/20/2070 (aa)	562	548

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2020-H13, Class FA, (ICE LIBOR USD 1 Month + 0.45%), 2.81%, 07/20/2070 (aa)	5,103	4,950
Series 2020-H14, Class FH, (ICE LIBOR USD 1 Month + 1.25%), 3.61%, 08/20/2070 (aa)	7,079	7,135
Series 2020-H15, Class FH, (ICE LIBOR USD 1 Month + 1.05%), 3.41%, 07/20/2070 (aa)	3,092	3,074
Series 2020-H15, Class FK, (ICE LIBOR USD 1 Month + 1.25%), 2.70%, 04/20/2070 (aa)	5,570	5,565
Series 2020-H16, Class FN, (ICE LIBOR USD 1 Month + 1.25%), 3.61%, 09/20/2070 (aa)	1,945	1,958
Series 2021-23, Class GI, IO, 2.00%, 02/20/2051	12,589	1,507
Series 2021-122, Class IT, IO, 2.50%, 07/20/2051	12,728	1,439
Series 2021-206, Class IG, IO, 2.50%, 09/20/2051	11,246	1,114
Series 2021-223, Class QI, IO, 2.50%, 10/20/2051	11,719	1,155
Series 2021-H14, Class HF, (United States 30 Day Average SOFR + 1.50%), 3.78%, 09/20/2071 (aa)	7,812	7,948
Series 2021-H16, Class F, (United States 30 Day Average SOFR + 1.50%), 3.78%, 09/20/2071 (aa)	9,706	9,886
GS Mortgage-Backed Securities Trust,
Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (e) (z)	1,862	1,483
Series 2021-INV1, Class A2, 2.50%, 12/25/2051 (e) (z)	899	715
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 08/18/2043 (e)	2,300	2,114
MFA Trust, Series 2020-NQM2, Class A1, 1.38%, 04/25/2065 (e) (z)	4,439	4,229
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A6, (United States 30 Day Average SOFR + 0.85%), 3.03%, 09/25/2051 (e) (aa)	1,954	1,814
OBX Trust, Series 2021-INV2, Class A11, (United States 30 Day Average SOFR + 0.90%), 3.18%, 10/25/2051 (e) (aa)	454	422
PMT Loan Trust,
Series 2021-INV1, Class A11, (United States 30 Day Average SOFR + 0.90%), 3.08%, 07/25/2051 (e) (aa)	9,045	8,423
Series 2021-INV1, Class A3, 2.50%, 07/25/2051 (e) (z)	4,299	3,423

Total Collateralized Mortgage Obligations (Cost $159,068)		142,816

Commercial Mortgage-Backed Securities — 0.7%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class ASB, 3.43%, 09/15/2048	393	381
BANK,
Series 2017-BNK7, Class AS, 3.75%, 09/15/2060	750	671
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (z)	500	472
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (z)	1,235	1,176
Barclays Commercial Mortgage Trust,
Series 2019-C5, Class A4, 3.06%, 11/15/2052	1,000	869
Series 2019-C5, Class ASB, 2.99%, 11/15/2052	500	457
BBCMS Mortgage Trust,
Series 2020-C6, Class ASB, 2.60%, 02/15/2053	600	534
Series 2020-C7, Class A5, 2.04%, 04/15/2053	210	169
BCP Trust, Series 2021-330N, Class A, (ICE LIBOR USD 1 Month + 0.80%), 3.62%, 06/15/2038 (e) (aa)	2,800	2,682
Benchmark Mortgage Trust,
Series 2020-B16, Class AM, 2.94%, 02/15/2053 (z)	350	287
Series 2020-B17, Class A5, 2.29%, 03/15/2053	500	408
Series 2020-B20, Class A5, 2.03%, 10/15/2053	750	592

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
BWAY Mortgage Trust, Series 2021-1450, Class A, (ICE LIBOR USD 1 Month + 1.25%), 4.07%, 09/15/2036 (e) (aa)	4,600	4,455
BX Commercial Mortgage Trust, Series 2021-21M, Class A, (ICE LIBOR USD 1 Month + 0.73%), 3.55%, 10/15/2036 (e) (aa)	3,000	2,865
CD Mortgage Trust, Series 2017-CD5, Class AAB, 3.22%, 08/15/2050	969	924
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 08/15/2050	1,100	1,012
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AS, 3.86%, 07/10/2047	250	240
Series 2014-GC25, Class A4, 3.64%, 10/10/2047	500	484
Series 2015-GC33, Class AS, 4.11%, 09/10/2058	500	474
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	250	209
COMM Mortgage Trust, Series 2016-CR28, Class ASB, 3.53%, 02/10/2049	321	312
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB, 3.31%, 11/15/2049	282	272
CSMC, Series 2020-FACT, Class A, (ICE LIBOR USD 1 Month + 1.35%), 4.17%, 10/15/2037 (e) (aa)	2,100	2,060
FHLMC Multifamily Structured Pass Through Certificates,
Series K027, Class A2, 2.64%, 01/25/2023	659	657
Series K047, Class A2, 3.33%, 05/25/2025 (z)	1,000	968
Series K049, Class A2, 3.01%, 07/25/2025	250	240
Series K057, Class A2, 2.57%, 07/25/2026	850	792
Series K063, Class A2, 3.43%, 01/25/2027 (z)	1,000	956
Series K071, Class A2, 3.29%, 11/25/2027	500	472
Series K073, Class A2, 3.35%, 01/25/2028	1,000	945
Series K075, Class A2, 3.65%, 02/25/2028 (z)	500	479
Series K094, Class A2, 2.90%, 06/25/2029	112	102
Series K103, Class A2, 2.65%, 11/25/2029	500	445
Series K108, Class A2, 1.52%, 03/25/2030	304	248
Series K117, Class A2, 1.41%, 08/25/2030	1,500	1,194
Series K118, Class A2, 1.49%, 09/25/2030	500	400
Series K725, Class A2, 3.00%, 01/25/2024	221	217
Series K726, Class A2, 2.91%, 04/25/2024	692	676
Series K729, Class A2, 3.14%, 10/25/2024	200	195
Series K737, Class A2, 2.53%, 10/25/2026	650	600
FNMA-ACES,
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	489	462
Series 2016-M5, Class A2, 2.47%, 04/25/2026	500	465
Series 2017-M11, Class A2, 2.98%, 08/25/2029	1,000	915
Series 2017-M12, Class A2, 3.16%, 06/25/2027 (z)	97	91
Series 2017-M13, Class A2, 3.03%, 09/25/2027 (z)	544	509
Series 2018-M8, Class A2, 3.41%, 06/25/2028 (z)	909	854
Series 2020-M46, Class A2, 1.32%, 05/25/2030	1,000	815
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	250	215
LUXE Trust,
Series 2021-MLBH, Class A, (ICE LIBOR USD 1 Month + 0.98%), 3.80%, 11/15/2038 (e) (aa)	600	577
Series 2021-TRIP, Class A, (ICE LIBOR USD 1 Month + 1.05%), 3.87%, 10/15/2038 (e) (aa)	2,900	2,803

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A4, 3.33%, 05/15/2049		500	467
Series 2016-C31, Class A5, 3.10%, 11/15/2049		500	458
Series 2016-C32, Class A4, 3.72%, 12/15/2049		1,000	937
UBS Commercial Mortgage Trust,
Series 2018-C11, Class ASB, 4.12%, 06/15/2051		687	659
Series 2018-C12, Class A5, 4.30%, 08/15/2051		1,380	1,299
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.53%, 05/10/2063		6	6
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A5, 3.41%, 12/15/2047		420	403
Series 2015-C27, Class A5, 3.45%, 02/15/2048		918	876
Series 2015-LC20, Class A5, 3.18%, 04/15/2050		500	474
Series 2017-C39, Class A5, 3.42%, 09/15/2050		1,000	919
Series 2017-C40, Class A4, 3.58%, 10/15/2050		550	507
Series 2018-C44, Class A5, 4.21%, 05/15/2051		1,000	945
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.20%, 03/15/2048		279	279

Total Commercial Mortgage-Backed Securities (Cost $53,608)			47,526

Corporate Bonds — 18.6%
Basic Materials — 0.6%
Chemicals — 0.3%
Air Liquide Finance SA, (France),
Reg. S, 0.63%, 06/20/2030	EUR	400	316
Reg. S, 0.75%, 06/13/2024	EUR	600	569
Air Products and Chemicals, Inc.,
1.00%, 02/12/2025	EUR	1,550	1,445
2.80%, 05/15/2050		15	10
Albemarle Corp., 5.65%, 06/01/2052		50	44
Albemarle New Holding GmbH, (Germany), Reg. S, 1.63%, 11/25/2028	EUR	1,000	807
Argentum Netherlands BV for Givaudan SA, (Netherlands),
Reg. S, 1.13%, 09/17/2025	EUR	800	739
Reg. S, 2.00%, 09/17/2030	EUR	1,000	864
Cabot Corp., 5.00%, 06/30/2032		305	274
Celanese US Holdings LLC,
0.63%, 09/10/2028	EUR	1,500	1,020
3.50%, 05/08/2024		50	48
4.78%, 07/19/2026	EUR	2,000	1,855
5.90%, 07/05/2024		70	69
6.05%, 03/15/2025		70	68
6.17%, 07/15/2027		50	47
6.33%, 07/15/2029		95	89
CF Industries, Inc.,
4.50%, 12/01/2026 (e)		1,800	1,726
4.95%, 06/01/2043		100	81
5.38%, 03/15/2044		30	25
Covestro AG, (Germany), Reg. S, 0.88%, 02/03/2026	EUR	1,875	1,655

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Chemicals — continued
Dow Chemical Co. (The),
4.55%, 11/30/2025		118	117
5.25%, 11/15/2041		600	533
Eastman Chemical Co., 1.50%, 05/26/2023	EUR	900	870
Ecolab, Inc., 1.00%, 01/15/2024	EUR	1,950	1,861
EI du Pont de Nemours and Co., 2.30%, 07/15/2030		84	69
FMC Corp., 3.20%, 10/01/2026		10	9
Givaudan Finance Europe BV, (Netherlands), Reg. S, 1.00%, 04/22/2027	EUR	100	88
Huntsman International LLC, 4.50%, 05/01/2029		2	2
Linde Finance BV, (Netherlands),
Reg. S, 0.55%, 05/19/2032	EUR	400	291
Reg. S, 1.88%, 05/22/2024	EUR	425	410
LYB International Finance BV, (Netherlands), 4.88%, 03/15/2044		550	447
LYB International Finance III LLC,
3.38%, 10/01/2040		290	199
4.20%, 10/15/2049		1,000	717
Mosaic Co. (The), 4.25%, 11/15/2023		30	30
PPG Industries, Inc.,
1.20%, 03/15/2026		35	30
1.88%, 06/01/2025	EUR	1,500	1,403
2.75%, 06/01/2029	EUR	3,200	2,845
RPM International, Inc.,
2.95%, 01/15/2032		115	88
5.25%, 06/01/2045		31	26
Sherwin-Williams Co. (The), 3.45%, 08/01/2025		65	62
Westlake Corp.,
1.63%, 07/17/2029	EUR	500	367
3.13%, 08/15/2051		185	114
3.38%, 08/15/2061		100	58
Yara International ASA, (Norway), 3.15%, 06/04/2030 (e)		1,000	795

			23,182

Iron/Steel — 0.1%
Reliance Steel & Aluminum Co., 2.15%, 08/15/2030		310	236
Steel Dynamics, Inc.,
3.25%, 01/15/2031		3,215	2,621
3.45%, 04/15/2030		155	131
Vale Overseas Ltd., (Cayman Islands), 6.88%, 11/21/2036		16	15

			3,003

Mining — 0.2%
Anglo American Capital plc, (United Kingdom), Reg. S, 3.38%, 03/11/2029	GBP	1,500	1,311
Barrick PD Australia Finance Pty Ltd., (Australia), 5.95%, 10/15/2039		920	895
BHP Billiton Finance Ltd., (Australia),
Series 17, Reg. S, 1.50%, 04/29/2030	EUR	775	625
Series 13, Reg. S, 3.13%, 04/29/2033	EUR	141	123
Series 10, Reg. S, 3.25%, 09/24/2027	EUR	698	668
Freeport-McMoRan, Inc., 4.13%, 03/01/2028		1,500	1,343

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Mining — continued
Glencore Capital Finance DAC, (Ireland),
Reg. S, 0.75%, 03/01/2029	EUR	1,000	734
Reg. S, 1.13%, 03/10/2028	EUR	2,000	1,588
Reg. S, 1.25%, 03/01/2033	EUR	2,225	1,431
Kinross Gold Corp., (Canada), 4.50%, 07/15/2027		2,500	2,329
Norsk Hydro ASA, (Norway),
Reg. S, 1.13%, 04/11/2025	EUR	900	823
Reg. S, 2.00%, 04/11/2029	EUR	400	319
Orano SA, (France), Reg. S, 2.75%, 03/08/2028	EUR	200	169
Rio Tinto Finance USA Ltd., (Australia), 2.75%, 11/02/2051		50	32
Southern Copper Corp.,
3.88%, 04/23/2025		35	34
5.88%, 04/23/2045		9	8
6.75%, 04/16/2040		10	10
Teck Resources Ltd., (Canada), 5.40%, 02/01/2043		1,100	892
Yamana Gold, Inc., (Canada), 2.63%, 08/15/2031		2,705	2,000

			15,334

Total Basic Materials			41,519

Communications — 1.0%
Advertising — 0.0% (g)
Interpublic Group of Cos., Inc. (The), 3.38%, 03/01/2041		44	29
MMS USA Holdings, Inc.,
Reg. S, 0.63%, 06/13/2025	EUR	1,500	1,360
Reg. S, 1.25%, 06/13/2028	EUR	1,900	1,589

			2,978

Internet — 0.1%
Alphabet, Inc.,
1.90%, 08/15/2040		700	449
2.25%, 08/15/2060		65	37
Amazon.com, Inc.,
2.10%, 05/12/2031		30	24
2.88%, 05/12/2041		20	15
3.10%, 05/12/2051		100	70
3.25%, 05/12/2061		25	17
3.88%, 08/22/2037		20	17
4.25%, 08/22/2057		30	25
Booking Holdings, Inc.,
3.60%, 06/01/2026		50	47
4.63%, 04/13/2030		55	52
Expedia Group, Inc.,
3.25%, 02/15/2030		2,140	1,735
3.80%, 02/15/2028		700	622
4.63%, 08/01/2027		700	656
Meta Platforms, Inc.,
3.50%, 08/15/2027 (e)		40	37
3.85%, 08/15/2032 (e)		530	466
4.45%, 08/15/2052 (e)		50	41
4.65%, 08/15/2062 (e)		20	16

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Internet — continued
VeriSign, Inc.,
2.70%, 06/15/2031		80	62
4.75%, 07/15/2027		77	74
5.25%, 04/01/2025		132	131

			4,593

Media — 0.4%
Charter Communications Operating LLC / Charter Communications
Operating Capital,
3.70%, 04/01/2051		3,140	1,903
4.50%, 02/01/2024		105	104
4.80%, 03/01/2050		80	58
4.91%, 07/23/2025		1,545	1,507
6.38%, 10/23/2035		30	27
Comcast Corp.,
0.25%, 09/14/2029	EUR	3,100	2,425
1.88%, 02/20/2036	GBP	575	418
1.95%, 01/15/2031		2,875	2,234
2.35%, 01/15/2027		57	51
2.65%, 08/15/2062		50	27
3.15%, 02/15/2028		98	89
3.20%, 07/15/2036		25	19
3.30%, 02/01/2027		1,940	1,804
3.97%, 11/01/2047		170	130
4.25%, 10/15/2030		120	111
4.60%, 10/15/2038		120	106
Cox Communications, Inc., 3.50%, 08/15/2027 (e)		3,180	2,913
Discovery Communications LLC, 5.20%, 09/20/2047		1,100	812
FactSet Research Systems, Inc.,
2.90%, 03/01/2027		1,035	937
3.45%, 03/01/2032		280	228
Informa plc, (United Kingdom), Reg. S, 1.25%, 04/22/2028	EUR	600	466
Paramount Global, 4.85%, 07/01/2042		2,080	1,520
Pearson Funding plc, (United Kingdom), Reg. S, 3.75%, 06/04/2030	GBP	1,475	1,342
TDF Infrastructure SASU, (France), Reg. S, 1.75%, 12/01/2029	EUR	3,400	2,552
Time Warner Cable LLC,
4.50%, 09/15/2042		100	69
5.50%, 09/01/2041		800	628
Vivendi SE, (France), Reg. S, 1.13%, 12/11/2028	EUR	600	496
Walt Disney Co. (The), 1.75%, 01/13/2026		45	41
Wolters Kluwer NV, (Netherlands),
Reg. S, 0.25%, 03/30/2028	EUR	1,300	1,055
Reg. S, 0.75%, 07/03/2030	EUR	775	598
Reg. S, 1.50%, 03/22/2027	EUR	2,275	2,048

			26,718

Telecommunications — 0.5%
America Movil SAB de CV, (Mexico),
2.13%, 03/10/2028	EUR	700	629
5.00%, 10/27/2026	GBP	100	105

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
AT&T, Inc.,
1.65%, 02/01/2028		180	148
1.70%, 03/25/2026		230	204
1.80%, 09/05/2026	EUR	1,150	1,050
1.80%, 09/14/2039	EUR	500	330
2.05%, 05/19/2032	EUR	100	82
2.45%, 03/15/2035	EUR	425	331
3.50%, 06/01/2041		2,140	1,542
3.55%, 09/15/2055		10	6
3.65%, 06/01/2051		1,800	1,217
3.80%, 02/15/2027		40	37
3.80%, 12/01/2057		22	15
3.85%, 06/01/2060		70	47
4.25%, 06/01/2043	GBP	200	165
4.30%, 12/15/2042		100	79
4.50%, 03/09/2048		15	12
4.75%, 05/15/2046		70	59
4.85%, 03/01/2039		195	169
Reg. S, 5.50%, 03/15/2027	GBP	450	477
7.00%, 04/30/2040	GBP	400	461
Bell Telephone Co. of Canada or Bell Canada (The), (Canada),
Series US-3, 0.75%, 03/17/2024		45	42
3.65%, 08/15/2052		35	25
Chorus Ltd., (New Zealand), Reg. S, 3.63%, 09/07/2029	EUR	1,350	1,283
CK Hutchison Group Telecom Finance SA, (Luxembourg), Reg. S, 0.38%, 10/17/2023	EUR	1,300	1,235
Corning, Inc., 5.45%, 11/15/2079		25	20
Elisa OYJ, (Finland), Reg. S, 0.88%, 03/17/2024	EUR	100	95
Emirates Telecommunications Group Co. PJSC, (United Arab Emirates),
Reg. S, 0.88%, 05/17/2033	EUR	300	225
Eutelsat SA, (France), Reg. S, 1.50%, 10/13/2028	EUR	1,000	779
Global Switch Holdings Ltd., (British Virgin Islands), Reg. S, 1.50%, 01/31/2024	EUR	450	427
Juniper Networks, Inc., 2.00%, 12/10/2030		141	104
Level 3 Financing, Inc., 3.40%, 03/01/2027 (e)		1,780	1,491
Motorola Solutions, Inc.,
2.30%, 11/15/2030		47	35
2.75%, 05/24/2031		410	313
4.60%, 05/23/2029		40	37
5.50%, 09/01/2044		120	102
Orange SA, (France),
Reg. S, 0.00%, 09/04/2026	EUR	2,000	1,727
Reg. S, 0.50%, 09/04/2032	EUR	2,000	1,434
Reg. S, 3.25%, 01/15/2032	GBP	1,100	984
OTE plc, (United Kingdom), Reg. S, 0.88%, 09/24/2026	EUR	100	89
Proximus SADP, (Belgium),
Reg. S, 1.88%, 10/01/2025	EUR	100	95
Reg. S, 2.38%, 04/04/2024	EUR	100	97

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Rogers Communications, Inc., (Canada),
3.20%, 03/15/2027 (e)		57	52
3.80%, 03/15/2032 (e)		68	59
4.50%, 03/15/2042 (e)		51	41
4.55%, 03/15/2052 (e)		32	25
SES SA, (Luxembourg), Reg. S, 3.50%, 01/14/2029	EUR	1,200	1,058
SingTel Group Treasury Pte Ltd., (Singapore), Reg. S, (SGD Swap Rate 10 Year + 1.90%), 3.30%, 07/14/2031 (x) (aa)	SGD	250	153
Sprint Corp.,
7.63%, 02/15/2025		2,800	2,871
7.63%, 03/01/2026		2,500	2,587
Telefonaktiebolaget LM Ericsson, (Sweden),
Reg. S, 1.00%, 05/26/2029	EUR	1,415	993
Reg. S, 1.88%, 03/01/2024	EUR	1,000	944
Telenor ASA, (Norway), Reg. S, 0.25%, 02/14/2028	EUR	700	576
Telia Co. AB, (Sweden), Reg. S, 2.13%, 02/20/2034	EUR	700	566
Telstra Corp. Ltd., (Australia), Reg. S, 1.00%, 04/23/2030	EUR	1,800	1,464
T-Mobile USA, Inc.,
1.50%, 02/15/2026		10	9
2.63%, 04/15/2026		110	100
3.00%, 02/15/2041		50	33
3.30%, 02/15/2051		70	46
3.60%, 11/15/2060		125	80
3.88%, 04/15/2030		3,420	3,032
4.50%, 04/15/2050		55	44
5.20%, 01/15/2033		165	158
Verizon Communications, Inc.,
0.88%, 04/02/2025	EUR	750	697
0.88%, 04/08/2027	EUR	475	415
1.50%, 09/19/2039	EUR	700	456
1.68%, 10/30/2030		78	58
1.88%, 11/03/2038	GBP	200	124
2.10%, 03/22/2028		50	42
2.50%, 04/08/2031	GBP	1,000	838
2.55%, 03/21/2031		650	520
2.65%, 11/20/2040		1,070	697
3.00%, 11/20/2060		15	9
3.25%, 02/17/2026	EUR	200	195
3.38%, 02/15/2025		90	87
3.55%, 03/22/2051		385	271
4.07%, 06/18/2024	GBP	100	108
4.13%, 08/15/2046		80	63
4.27%, 01/15/2036		25	21
4.40%, 11/01/2034		20	18
4.86%, 08/21/2046		125	108

			37,422

Total Communications			71,711

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Consumer Cyclical — 1.1%
Airlines — 0.0% (g)
easyJet FinCo. BV, (Netherlands), Reg. S, 1.88%, 03/03/2028	EUR	1,200	910
Southwest Airlines Co., 5.13%, 06/15/2027		1,150	1,127
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		525	468
4.63%, 04/15/2029 (e)		360	299

			2,804

Apparel — 0.1%
Burberry Group plc, (United Kingdom), Reg. S, 1.13%, 09/21/2025	GBP	425	404
LVMH Moet Hennessy Louis Vuitton SE, (France),
Reg. S, 0.13%, 02/11/2028	EUR	800	672
Reg. S, 0.75%, 04/07/2025	EUR	300	281
Tapestry, Inc., 4.13%, 07/15/2027		2,020	1,869
VF Corp., 2.40%, 04/23/2025		25	23

			3,249

Auto Manufacturers — 0.6%
American Honda Finance Corp.,
0.75%, 11/25/2026	GBP	4,800	4,273
1.50%, 10/19/2027	GBP	2,300	2,052
BMW US Capital LLC, 3.90%, 04/09/2025 (e)		1,100	1,068
Cummins, Inc., 2.60%, 09/01/2050		60	38
Dongfeng Motor Hong Kong International Co. Ltd., (Hong Kong), Reg. S, 0.43%, 10/19/2024	EUR	300	274
Ford Motor Co., 3.25%, 02/12/2032		700	503
Ford Motor Credit Co. LLC,
4.00%, 11/13/2030		545	425
4.95%, 05/28/2027		3,065	2,724
General Motors Co.,
5.20%, 04/01/2045		425	324
6.25%, 10/02/2043		295	256
6.60%, 04/01/2036		520	486
General Motors Financial Co., Inc.,
Reg. S, 1.69%, 03/26/2025	EUR	775	709
1.70%, 08/18/2023		70	68
Reg. S, 2.25%, 09/06/2024	GBP	700	713
Reg. S, 2.35%, 09/03/2025	GBP	1,225	1,190
2.35%, 02/26/2027		110	93
2.70%, 08/20/2027		1,450	1,228
2.70%, 06/10/2031		585	429
2.75%, 06/20/2025		180	166
2.90%, 02/26/2025		45	42
5.00%, 04/09/2027		1,120	1,062
Harley-Davidson Financial Services, Inc., Reg. S, 3.88%, 05/19/2023	EUR	425	416
Mercedes-Benz Group AG, (Germany),
Reg. S, 1.13%, 11/06/2031	EUR	15	11
Reg. S, 2.13%, 07/03/2037	EUR	775	606
Mercedes-Benz International Finance BV, (Netherlands),
Reg. S, 1.63%, 08/22/2023	EUR	20	19
Reg. S, 2.63%, 04/07/2025	EUR	1,760	1,707

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/2024 (e)		1,600	1,454
Nissan Motor Co. Ltd., (Japan),
Reg. S, 2.65%, 03/17/2026	EUR	1,200	1,080
Reg. S, 3.20%, 09/17/2028	EUR	1,000	838
3.52%, 09/17/2025 (e)		3,000	2,760
RCI Banque SA, (France),
Reg. S, 4.75%, 07/06/2027	EUR	1,100	1,055
Reg. S, 4.88%, 09/21/2028	EUR	1,775	1,679
Stellantis Finance US, Inc., 2.69%, 09/15/2031 (e)		460	328
Toyota Motor Credit Corp.,
0.80%, 01/09/2026		200	176
3.95%, 06/30/2025		175	171
Volkswagen Bank GmbH, (Germany),
Reg. S, 0.75%, 06/15/2023	EUR	300	289
Reg. S, 1.25%, 06/10/2024	EUR	1,500	1,416
Volkswagen Financial Services AG, (Germany),
Reg. S, 1.38%, 10/16/2023	EUR	900	864
Reg. S, 2.25%, 10/16/2026	EUR	10	9
Reg. S, 2.50%, 04/06/2023	EUR	915	895
Reg. S, 3.00%, 04/06/2025	EUR	20	20
Reg. S, 3.38%, 04/06/2028	EUR	1,450	1,359
Volkswagen Financial Services NV, (Netherlands), Reg. S, 1.13%, 07/05/2026	GBP	1,000	892
Volkswagen Group of America Finance LLC, 4.35%, 06/08/2027 (e)		1,540	1,447
Volkswagen International Finance NV, (Netherlands),
Reg. S, 0.05%, 06/10/2024	EUR	400	370
Reg. S, (EUR Swap Rate 5 Year + 3.75%), 3.50%, 06/17/2025 (x) (aa)	EUR	1,000	889
Reg. S, (EUR Swap Rate 9 Year + 3.96%), 3.88%, 06/17/2029 (x) (aa)	EUR	2,000	1,581
Reg. S, 4.13%, 11/16/2038	EUR	1,000	888
Reg. S, (EUR Swap Rate 12 Year + 2.97%), 4.63%, 03/24/2026 (x) (aa)	EUR	210	193
Volkswagen Leasing GmbH, (Germany), Reg. S, 0.63%, 07/19/2029	EUR	500	379

			41,914

Auto Parts & Equipment — 0.1%
Aptiv plc, (Jersey), 1.50%, 03/10/2025	EUR	425	390
Autoliv, Inc., Reg. S, 0.75%, 06/26/2023	EUR	700	671
Cie Generale des Etablissements Michelin SCA, (France), Reg. S, 0.63%, 11/02/2040	EUR	300	164
Magna International, Inc., (Canada),
1.90%, 11/24/2023	EUR	1,125	1,089
2.45%, 06/15/2030		1,000	809
4.15%, 10/01/2025		2,000	1,951

			5,074

Distribution/Wholesale — 0.0% (g)
Bunzl Finance plc, (United Kingdom), Reg. S, 1.50%, 10/30/2030	GBP	550	420
IMCD NV, (Netherlands), Reg. S, 2.13%, 03/31/2027	EUR	1,100	953

			1,373

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Entertainment — 0.0% (g)
Universal Music Group NV, (Netherlands), Reg. S, 3.00%, 06/30/2027	EUR	1,050	989
Warnermedia Holdings, Inc.,
4.28%, 03/15/2032 (e)		745	613
5.05%, 03/15/2042 (e)		705	528
5.14%, 03/15/2052 (e)		1,140	827

			2,957

Home Builders — 0.0% (g)
Berkeley Group plc (The), (United Kingdom), Reg. S, 2.50%, 08/11/2031	GBP	172	117
NVR, Inc., 3.00%, 05/15/2030		139	113

			230

Home Furnishings — 0.0% (g)
Whirlpool Finance Luxembourg Sarl, (Luxembourg),
1.10%, 11/09/2027	EUR	225	188
1.25%, 11/02/2026	EUR	200	178

			366

Housewares — 0.1%
Newell Brands, Inc.,
4.45%, 04/01/2026		650	599
4.88%, 06/01/2025		2,710	2,625

			3,224

Lodging — 0.1%
Choice Hotels International, Inc.,
3.70%, 12/01/2029		85	71
3.70%, 01/15/2031		190	158
InterContinental Hotels Group plc, (United Kingdom),
Reg. S, 2.13%, 08/24/2026	GBP	600	544
Reg. S, 2.13%, 05/15/2027	EUR	933	806
Reg. S, 3.38%, 10/08/2028	GBP	450	397
Reg. S, 3.75%, 08/14/2025	GBP	100	101
Marriott International, Inc.,
Series HH, 2.85%, 04/15/2031		550	432
5.00%, 10/15/2027		795	768
Whitbread Group plc, (United Kingdom), Reg. S, 2.38%, 05/31/2027	GBP	1,500	1,326

			4,603

Retail — 0.1%
AutoNation, Inc., 4.75%, 06/01/2030		1,300	1,145
AutoZone, Inc., 1.65%, 01/15/2031		2,595	1,927
Costco Wholesale Corp., 1.60%, 04/20/2030		40	32

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
Dollar General Corp., 4.15%, 11/01/2025		10	10
Genuine Parts Co.,
1.88%, 11/01/2030		270	201
2.75%, 02/01/2032		165	127
Home Depot, Inc. (The),
2.50%, 04/15/2027		100	91
3.50%, 09/15/2056		95	67
4.20%, 04/01/2043		800	672
5.88%, 12/16/2036		90	93
Lowe’s Cos., Inc.,
3.00%, 10/15/2050		50	31
3.35%, 04/01/2027		40	37
McDonald’s Corp.,
Reg. S, 2.38%, 11/27/2024	EUR	800	776
3.38%, 05/26/2025		50	48
5.15%, 09/09/2052		45	42
6.30%, 03/01/2038		50	52
Next Group plc, (United Kingdom),
Reg. S, 3.00%, 08/26/2025	GBP	225	223
Reg. S, 3.63%, 05/18/2028	GBP	1,075	962
Reg. S, 4.38%, 10/02/2026	GBP	300	296
Walmart, Inc.,
2.55%, 04/08/2026	EUR	2,550	2,461
2.65%, 09/22/2051		20	13

			9,306

Total Consumer Cyclical			75,100

Consumer Non-cyclical — 2.8%
Agriculture — 0.4%
Altria Group, Inc.,
2.20%, 06/15/2027	EUR	1,800	1,555
3.40%, 02/04/2041		75	47
3.70%, 02/04/2051		150	91
3.88%, 09/16/2046		40	25
4.00%, 02/04/2061		10	6
5.38%, 01/31/2044		65	53
5.95%, 02/14/2049		10	8
6.20%, 02/14/2059		58	50
BAT Capital Corp.,
Reg. S, 1.13%, 11/16/2023	EUR	100	95
2.26%, 03/25/2028		100	80
2.73%, 03/25/2031		60	45
2.79%, 09/06/2024		85	81
3.22%, 08/15/2024		100	96
3.56%, 08/15/2027		2,450	2,151
3.73%, 09/25/2040		45	29
3.98%, 09/25/2050		45	27
4.54%, 08/15/2047		50	33
4.74%, 03/16/2032		180	150
4.76%, 09/06/2049		85	58
5.65%, 03/16/2052		60	46

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Agriculture — continued
BAT International Finance plc, (United Kingdom),
Reg. S, 2.25%, 01/16/2030	EUR	4,300	3,255
Reg. S, 2.38%, 01/19/2023	EUR	3,800	3,722
3.95%, 06/15/2025 (e)		70	67
Reg. S, 6.00%, 11/24/2034	GBP	600	538
Reg. S, 7.25%, 03/12/2024	GBP	235	261
Bunge Finance Europe BV, (Netherlands), 1.85%, 06/16/2023	EUR	300	290
Bunge Ltd. Finance Corp.,
1.63%, 08/17/2025		70	63
3.75%, 09/25/2027		30	28
Cargill, Inc.,
1.70%, 02/02/2031 (e)		750	573
2.13%, 04/23/2030 (e)		1,500	1,215
Imperial Brands Finance plc, (United Kingdom),
Reg. S, 2.13%, 02/12/2027	EUR	1,500	1,288
Reg. S, 3.38%, 02/26/2026	EUR	2,661	2,463
JT International Financial Services BV, (Netherlands),
Reg. S, 1.00%, 11/26/2029	EUR	2,600	1,956
Reg. S, 1.13%, 09/28/2025	EUR	1,100	998
Reg. S, 2.75%, 09/28/2033	GBP	975	765
Philip Morris International, Inc.,
0.63%, 11/08/2024	EUR	1,400	1,297
0.88%, 05/01/2026		100	86
1.50%, 05/01/2025		34	31
1.75%, 11/01/2030		70	51
2.88%, 03/03/2026	EUR	2,200	2,079
2.88%, 05/14/2029	EUR	1,250	1,075
4.25%, 11/10/2044		265	186
4.88%, 11/15/2043		105	80
6.38%, 05/16/2038		175	166
STG Global Finance BV, (Netherlands), Reg. S, 1.38%, 09/24/2025	EUR	344	308
Viterra Finance BV, (Netherlands),
Reg. S, 0.38%, 09/24/2025	EUR	1,000	849
Reg. S, 1.00%, 09/24/2028	EUR	2,050	1,500

			29,916

Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 02/01/2026		50	48
4.70%, 02/01/2036		1,700	1,534
4.90%, 02/01/2046		1,600	1,387
Anheuser-Busch InBev SA, (Belgium), Reg. S, 2.75%, 03/17/2036	EUR	890	726
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/2049		50	47
CCEP Finance Ireland DAC, (Ireland), Reg. S, 0.50%, 09/06/2029	EUR	1,000	783
Coca-Cola Co. (The),
0.13%, 03/09/2029	EUR	3,500	2,770
0.13%, 03/15/2029	EUR	1,700	1,348
1.00%, 03/09/2041	EUR	400	245
2.50%, 06/01/2040		90	63
2.75%, 06/01/2060		35	22
3.00%, 03/05/2051		245	171

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Beverages — continued
Coca-Cola Europacific Partners plc, (United Kingdom), Reg. S, 2.38%, 05/07/2025	EUR	2,000	1,923
Coca-Cola Femsa SAB de CV, (Mexico),
1.85%, 09/01/2032		150	111
2.75%, 01/22/2030		450	388
Coca-Cola HBC Finance BV, (Netherlands), Reg. S, 1.63%, 05/14/2031	EUR	1,000	790
Constellation Brands, Inc.,
2.25%, 08/01/2031		50	38
3.50%, 05/09/2027		50	46
3.70%, 12/06/2026		25	24
3.75%, 05/01/2050		10	7
4.75%, 05/09/2032		120	112
Diageo Capital BV, (Netherlands), Reg. S, 0.13%, 09/28/2028	EUR	4,000	3,228
Diageo Capital plc, (United Kingdom),
2.13%, 04/29/2032		280	217
3.88%, 04/29/2043		10	8
Diageo Finance plc, (United Kingdom),
Reg. S, 1.88%, 03/27/2027	EUR	1,000	920
Reg. S, 2.50%, 03/27/2032	EUR	600	529
Reg. S, 2.75%, 06/08/2038	GBP	625	482
Diageo Investment Corp., 4.25%, 05/11/2042		20	17
Greene King Finance plc, (United Kingdom), Series A2, 5.32%, 09/15/2031	GBP	29	29
Heineken NV, (Netherlands), Reg. S, 2.88%, 08/04/2025	EUR	1,300	1,267
Keurig Dr Pepper, Inc.,
3.95%, 04/15/2029		103	93
4.05%, 04/15/2032		290	254
4.50%, 04/15/2052		120	95
PepsiCo., Inc.,
0.40%, 10/09/2032	EUR	1,200	856
0.75%, 10/14/2033	EUR	2,950	2,130
3.20%, 07/22/2029	GBP	750	720
3.45%, 10/06/2046		15	12
3.55%, 07/22/2034	GBP	1,400	1,288
3.60%, 02/18/2028		55	52
3.90%, 07/18/2032		100	93
Pernod Ricard SA, (France), Reg. S, 1.13%, 04/07/2025	EUR	1,600	1,496

			26,369

Biotechnology — 0.0% (g)
Amgen, Inc.,
1.90%, 02/21/2025		100	93
3.63%, 05/22/2024		10	10
4.05%, 08/18/2029		145	133
4.40%, 02/22/2062		50	39
4.88%, 03/01/2053		45	40
Regeneron Pharmaceuticals, Inc.,
1.75%, 09/15/2030		300	227
2.80%, 09/15/2050		55	33
Royalty Pharma plc, (United Kingdom), 3.55%, 09/02/2050		35	22

			597

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — 0.5%
Abertis Infraestructuras SA, (Spain), Reg. S, 3.38%, 11/27/2026	GBP	400	377
ALD SA, (France),
Reg. S, 1.25%, 10/11/2022	EUR	2,500	2,450
Reg. S, 1.25%, 03/02/2026	EUR	3,000	2,641
Amadeus IT Group SA, (Spain), Reg. S, 0.88%, 09/18/2023	EUR	2,000	1,919
American University (The), Series 2019, 3.67%, 04/01/2049		30	23
Automatic Data Processing, Inc.,
1.25%, 09/01/2030		1,590	1,222
1.70%, 05/15/2028		90	77
Autoroutes du Sud de la France SA, (France), Reg. S, 1.25%, 01/18/2027	EUR	2,000	1,807
Block Financial LLC, 2.50%, 07/15/2028		39	32
California Institute of Technology, 4.70%, 11/01/2111		25	21
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 0.89%, 09/29/2025		600	530
Reg. S, 0.89%, 12/10/2025		200	176
Reg. S, 1.87%, 09/26/2024	AUD	1,000	600
Channel Link Enterprises Finance plc, (United Kingdom), Series A8,
Reg. S, (ICE LIBOR EUR 6 Month + 5.90%), 2.71%, 06/30/2050 (aa)	EUR	100	89
Cintas Corp. No. 2, 3.70%, 04/01/2027		30	28
Duke University, Series 2020, 2.68%, 10/01/2044		20	14
East Nippon Expressway Co. Ltd., (Japan), Series 66, 0.10%, 12/18/2026	JPY	100,000	687
Equifax, Inc.,
2.35%, 09/15/2031		850	638
2.60%, 12/15/2025		110	101
3.10%, 05/15/2030		1,800	1,494
5.10%, 12/15/2027		1,280	1,239
ERAC USA Finance LLC,
2.70%, 11/01/2023 (e)		3,200	3,115
3.85%, 11/15/2024 (e)		160	154
4.50%, 02/15/2045 (e)		400	307
7.00%, 10/15/2037 (e)		800	835
Experian Finance plc, (United Kingdom),
Reg. S, 0.74%, 10/29/2025	GBP	300	285
Reg. S, 1.38%, 06/25/2026	EUR	1,125	1,025
Reg. S, 3.25%, 04/07/2032	GBP	225	202
George Washington University (The), Series 2014, 4.30%, 09/15/2044		30	26
Global Payments, Inc.,
1.20%, 03/01/2026		50	43
2.65%, 02/15/2025		60	56
5.95%, 08/15/2052		40	35
Holding d’Infrastructures de Transport SASU, (France),
Reg. S, 0.63%, 09/14/2028	EUR	300	235
Reg. S, 2.50%, 05/04/2027	EUR	1,600	1,447
ISS Global A/S, (Denmark), Reg. S, 1.50%, 08/31/2027	EUR	900	761
Johns Hopkins University, Series A, 2.81%, 01/01/2060		600	372

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Massachusetts Institute of Technology,
Series F, 2.99%, 07/01/2050		20	15
3.89%, 07/01/2116		663	469
4.68%, 07/01/2114		500	426
Moody’s Corp., 1.75%, 03/09/2027	EUR	1,125	1,015
Northwestern University, Series 2020, 2.64%, 12/01/2050		10	7
President and Fellows of Harvard College, 2.52%, 10/15/2050		10	6
Quanta Services, Inc.,
0.95%, 10/01/2024		80	73
2.90%, 10/01/2030		116	93
3.05%, 10/01/2041		175	111
RELX Capital, Inc., 4.75%, 05/20/2032		610	572
RELX Finance BV, (Netherlands),
Reg. S, 0.00%, 03/18/2024	EUR	100	94
Reg. S, 0.88%, 03/10/2032	EUR	2,000	1,482
Rentokil Initial Finance BV, (Netherlands),
Reg. S, 3.88%, 06/27/2027	EUR	925	890
Reg. S, 4.38%, 06/27/2030	EUR	1,000	966
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/2050		5	3
S&P Global, Inc.,
2.30%, 08/15/2060		91	48
2.45%, 03/01/2027 (e)		35	31
Transurban Finance Co. Pty Ltd., (Australia),
Reg. S, 1.75%, 03/29/2028	EUR	1,000	856
Reg. S, 3.00%, 04/08/2030	EUR	1,100	962
Triton Container International Ltd. / TAL International Container Corp., (Bermuda), 3.25%, 03/15/2032		40	30
Trustees of Princeton University (The),
Series 2020, 2.52%, 07/01/2050		20	13
4.20%, 03/01/2052		1,295	1,171
United Rentals North America, Inc., 3.88%, 11/15/2027		29	26
University of Southern California,
2.81%, 10/01/2050		20	14
Series 21A, 2.95%, 10/01/2051		10	7
Verisk Analytics, Inc., 5.50%, 06/15/2045		43	40
Washington University (The),
Series 2022, 3.52%, 04/15/2054		900	698
4.35%, 04/15/2122		255	194
Wellcome Trust Ltd. (The), (United Kingdom),
Reg. S, 1.50%, 07/14/2071	GBP	500	237
Reg. S, 2.52%, 02/07/2118	GBP	200	121
West Nippon Expressway Co. Ltd., (Japan), Series 29, 0.31%, 02/12/2026	JPY	200,000	1,387

			37,120

Cosmetics/Personal Care — 0.1%
Colgate-Palmolive Co., 3.25%, 08/15/2032		120	107
Estee Lauder Cos., Inc. (The),
2.60%, 04/15/2030		60	51

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Cosmetics/Personal Care — continued
3.13%, 12/01/2049		20	14
Procter & Gamble Co. (The),
0.35%, 05/05/2030	EUR	2,800	2,208
0.63%, 10/30/2024	EUR	1,450	1,366
1.88%, 10/30/2038	EUR	1,125	882
3.60%, 03/25/2050		35	29
4.88%, 05/11/2027	EUR	425	447
Reckitt Benckiser Treasury Services Nederland BV, (Netherlands), Reg. S, 0.75%, 05/19/2030	EUR	1,600	1,273
Unilever Finance Netherlands BV, (Netherlands),
Reg. S, 0.50%, 08/12/2023	EUR	1,400	1,348
Reg. S, 0.75%, 02/28/2026	EUR	1,275	1,157
Reg. S, 1.13%, 02/12/2027	EUR	425	383

			9,265

Food — 0.3%
Campbell Soup Co., 3.95%, 03/15/2025		110	107
General Mills, Inc.,
2.88%, 04/15/2030		210	178
3.00%, 02/01/2051		30	20
Hershey Co. (The),
0.90%, 06/01/2025		55	50
2.65%, 06/01/2050		10	6
Hormel Foods Corp., 1.70%, 06/03/2028		81	69
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., (Multinational),
3.00%, 05/15/2032 (e)		575	425
5.75%, 04/01/2033 (e)		1,020	923
Kellogg Co., 3.25%, 04/01/2026		70	66
Kerry Group Financial Services Unlimited Co., (Ireland), Reg. S, 2.38%, 09/10/2025	EUR	1,400	1,338
Kraft Heinz Foods Co.,
3.88%, 05/15/2027		165	154
5.00%, 06/04/2042		15	13
Kroger Co. (The), 3.95%, 01/15/2050		5	4
Mars, Inc., 2.38%, 07/16/2040 (e)		1,200	791
McCormick & Co., Inc.,
0.90%, 02/15/2026		100	87
3.15%, 08/15/2024		150	145
4.20%, 08/15/2047		5	4
Mondelez International Holdings Netherlands BV, (Netherlands), Reg. S, 0.38%, 09/22/2029	EUR	100	77
Mondelez International, Inc.,
1.50%, 02/04/2031		1,000	733
1.88%, 10/15/2032		300	218
Nestle Finance International Ltd., (Luxembourg),
Reg. S, 0.00%, 06/14/2026	EUR	1,500	1,317
Reg. S, 1.25%, 03/29/2031	EUR	1,200	995
Tesco Corporate Treasury Services plc, (United Kingdom),
Reg. S, 0.88%, 05/29/2026	EUR	1,500	1,299
Reg. S, 1.38%, 10/24/2023	EUR	100	96
Reg. S, 1.88%, 11/02/2028	GBP	700	580
Reg. S, 2.75%, 04/27/2030	GBP	425	356

			10,051

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Products — 0.4%
Abbott Ireland Financing DAC, (Ireland),
Reg. S, 0.10%, 11/19/2024	EUR	700	648
Reg. S, 0.38%, 11/19/2027	EUR	1,950	1,660
Abbott Laboratories, 4.90%, 11/30/2046		200	192
Alcon Finance BV, (Netherlands), Reg. S, 2.38%, 05/31/2028	EUR	1,500	1,342
American Medical Systems Europe BV, (Netherlands),
0.75%, 03/08/2025	EUR	700	645
1.88%, 03/08/2034	EUR	2,800	2,172
Becton Dickinson Euro Finance Sarl, (Luxembourg),
1.21%, 06/04/2026	EUR	425	382
1.34%, 08/13/2041	EUR	2,000	1,177
Boston Scientific Corp.,
0.63%, 12/01/2027	EUR	800	672
3.45%, 03/01/2024		44	43
Danaher Corp.,
2.50%, 03/30/2030	EUR	100	90
2.80%, 12/10/2051		5	3
DH Europe Finance II Sarl, (Luxembourg),
0.20%, 03/18/2026	EUR	3,775	3,319
1.35%, 09/18/2039	EUR	700	452
3.40%, 11/15/2049		30	22
Edwards Lifesciences Corp., 4.30%, 06/15/2028		265	248
Medtronic Global Holdings SCA, (Luxembourg),
0.38%, 10/15/2028	EUR	500	407
1.38%, 10/15/2040	EUR	825	533
1.63%, 10/15/2050	EUR	900	529
1.75%, 07/02/2049	EUR	900	557
3.00%, 10/15/2028	EUR	3,400	3,228
3.38%, 10/15/2034	EUR	4,200	3,896
Molnlycke Holding AB, (Sweden), Reg. S, 1.88%, 02/28/2025	EUR	1,000	937
Stryker Corp., 1.00%, 12/03/2031	EUR	1,300	964
Thermo Fisher Scientific, Inc.,
1.22%, 10/18/2024		80	74
1.88%, 10/01/2049	EUR	900	551
Werfenlife SA, (Spain), Reg. S, 0.50%, 10/28/2026	EUR	600	512

			25,255

Healthcare - Services — 0.3%
Advocate Health & Hospitals Corp., 3.39%, 10/15/2049		35	26
Aetna, Inc.,
2.80%, 06/15/2023		30	30
3.50%, 11/15/2024		58	56
AHS Hospital Corp., Series 2021, 2.78%, 07/01/2051		755	469

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
Allina Health System, Series 2019, 3.89%, 04/15/2049		40	32
Ascension Health, 3.95%, 11/15/2046		70	58
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/2051		7	4
City of Hope, Series 2013, 5.62%, 11/15/2043		35	34
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114		1,000	845
CommonSpirit Health, 3.91%, 10/01/2050		18	13
Elevance Health, Inc.,
3.35%, 12/01/2024		100	96
4.10%, 03/01/2028		2,900	2,743
Eurofins Scientific SE, (Luxembourg), Reg. S, 2.13%, 07/25/2024	EUR	396	377
Hackensack Meridian Health, Inc.,
Series 2020, 2.68%, 09/01/2041		1,335	902
Series 2020, 2.88%, 09/01/2050		35	23
HCA, Inc.,
3.13%, 03/15/2027 (e)		2,560	2,267
5.00%, 03/15/2024		1,383	1,374
5.13%, 06/15/2039		700	588
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/2030 (e)		1,400	1,105
Humana, Inc.,
0.65%, 08/03/2023		175	169
2.90%, 12/15/2022		50	50
3.70%, 03/23/2029		80	72
3.85%, 10/01/2024		50	48
Kaiser Foundation Hospitals, 4.15%, 05/01/2047		1,200	1,005
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026		112	98
Lonza Finance International NV, (Belgium), Reg. S, 1.63%, 04/21/2027	EUR	1,000	898
Mayo Clinic,
Series 2021, 3.20%, 11/15/2061		440	286
3.77%, 11/15/2043		30	24
Series 2013, 4.00%, 11/15/2047		25	20
Memorial Health Services, 3.45%, 11/01/2049		10	7
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/2052		50	42
Methodist Hospital (The), Series 20A, 2.71%, 12/01/2050		1,500	940
MidMichigan Health, Series 2020, 3.41%, 06/01/2050		1,498	1,042
MultiCare Health System, 2.80%, 08/15/2050		1,000	623
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040		1,090	713
4.02%, 08/01/2045		20	17
Northwell Healthcare, Inc., 4.26%, 11/01/2047		25	20
OhioHealth Corp.,
2.30%, 11/15/2031		830	654
2.83%, 11/15/2041		370	263
Series 2020, 3.04%, 11/15/2050		535	373
PeaceHealth Obligated Group,
Series 2020, 1.38%, 11/15/2025		700	624
Series 2020, 3.22%, 11/15/2050		849	568

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032		470	357
Series 2042, 2.72%, 01/01/2042		453	305
2.86%, 01/01/2052		3	2
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/2051		15	9
Sentara Healthcare, Series 2021, 2.93%, 11/01/2051		2,365	1,560
Texas Health Resources, 2.33%, 11/15/2050		750	429
Trinity Health Corp., Series 2021, 2.63%, 12/01/2040		233	158
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/2052		5	5
UnitedHealth Group, Inc.,
2.00%, 05/15/2030		160	129
3.13%, 05/15/2060		160	102
3.70%, 05/15/2027		75	71
3.70%, 08/15/2049		1,100	832
3.75%, 07/15/2025		20	19
3.85%, 06/15/2028		70	66
3.88%, 08/15/2059		50	37
4.25%, 03/15/2043		120	101

			23,780

Household Products/Wares — 0.0% (g)
Avery Dennison Corp., 1.25%, 03/03/2025	EUR	1,226	1,115
Clorox Co. (The), 1.80%, 05/15/2030		10	8
Kimberly-Clark Corp., 2.88%, 02/07/2050		45	30
Reckitt Benckiser Treasury Services plc, (United Kingdom), Reg. S, 1.75%, 05/19/2032	GBP	2,175	1,727

			2,880

Pharmaceuticals — 0.4%
AbbVie, Inc.,
2.60%, 11/21/2024		345	329
3.20%, 11/21/2029		4,960	4,349
4.05%, 11/21/2039		50	40
4.25%, 11/21/2049		100	80
4.40%, 11/06/2042		25	21
4.50%, 05/14/2035		25	22
4.70%, 05/14/2045		25	21
AmerisourceBergen Corp.,
3.25%, 03/01/2025		40	38
3.45%, 12/15/2027		5	5
4.30%, 12/15/2047		25	20
Astrazeneca Finance LLC,
0.70%, 05/28/2024		105	99
1.75%, 05/28/2028		80	67
Bayer AG, (Germany),
Reg. S, 0.38%, 01/12/2029	EUR	1,000	763
Reg. S, 0.63%, 07/12/2031	EUR	1,000	706
Bayer Capital Corp. BV, (Netherlands), Reg. S, 2.13%, 12/15/2029	EUR	300	252
Becton Dickinson and Co., 4.30%, 08/22/2032		35	32

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
Bristol-Myers Squibb Co.,
2.35%, 11/13/2040		75	50
2.55%, 11/13/2050		140	86
3.40%, 07/26/2029		1,033	939
3.90%, 03/15/2062		10	8
4.55%, 02/20/2048		8	7
Cardinal Health, Inc., 3.08%, 06/15/2024		10	10
Cigna Corp.,
2.40%, 03/15/2030		75	61
3.40%, 03/01/2027		2,800	2,575
3.40%, 03/15/2051		50	34
4.90%, 12/15/2048		880	760
CVS Health Corp.,
1.30%, 08/21/2027		40	33
2.63%, 08/15/2024		60	57
4.78%, 03/25/2038		50	44
5.05%, 03/25/2048		1,305	1,145
5.13%, 07/20/2045		35	31
Eli Lilly & Co.,
0.63%, 11/01/2031	EUR	2,500	1,925
1.13%, 09/14/2051	EUR	500	267
1.38%, 09/14/2061	EUR	675	337
2.13%, 06/03/2030	EUR	500	448
GlaxoSmithKline Capital plc, (United Kingdom),
5.25%, 12/19/2033	GBP	640	677
Reg. S, 5.25%, 04/10/2042	GBP	50	53
Johnson & Johnson,
0.95%, 09/01/2027		105	89
2.10%, 09/01/2040		10	7
2.45%, 09/01/2060		70	41
3.40%, 01/15/2038		50	41
3.55%, 03/01/2036		15	13
McKesson Corp.,
0.90%, 12/03/2025		70	61
1.63%, 10/30/2026	EUR	500	454
3.13%, 02/17/2029	GBP	1,925	1,739
Merck & Co., Inc.,
1.88%, 10/15/2026	EUR	1,000	940
1.90%, 12/10/2028		122	102
2.35%, 06/24/2040		50	34
2.75%, 12/10/2051		20	13
2.90%, 12/10/2061		15	9
3.70%, 02/10/2045		60	47
4.00%, 03/07/2049		40	33
Merck Financial Services GmbH, (Germany), Reg. S, 0.01%, 12/15/2023	EUR	600	569

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
Merck KGaA, (Germany),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.00%), 1.63%, 09/09/2080 (aa)	EUR	800	677
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.94%), 2.88%, 06/25/2079 (aa)	EUR	100	83
Mylan, Inc., 5.20%, 04/15/2048		30	21
Novartis Capital Corp.,
2.75%, 08/14/2050		56	38
3.10%, 05/17/2027		37	35
Pfizer, Inc., 2.75%, 06/03/2026		145	136
Roche Finance Europe BV, (Netherlands), Reg. S, 0.88%, 02/25/2025	EUR	1,600	1,508
Sanofi, (France),
Series 20FX, Reg. S, 1.88%, 03/21/2038	EUR	400	308
Reg. S, 2.50%, 11/14/2023	EUR	600	587
Takeda Pharmaceutical Co. Ltd., (Japan), Reg. S, 3.00%, 11/21/2030	EUR	1,000	912
Upjohn Finance BV, (Netherlands), Reg. S, 1.91%, 06/23/2032	EUR	1,400	971
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026		30	27
Viatris, Inc.,
3.85%, 06/22/2040		2,200	1,369
4.00%, 06/22/2050		50	30
Zoetis, Inc.,
3.90%, 08/20/2028		40	37
4.70%, 02/01/2043		65	57

			27,379

Total Consumer Non-cyclical			192,612

Energy — 1.0%
Energy—Alternate Sources — 0.0% (g)
ERG SpA, (Italy), Reg. S, 0.88%, 09/15/2031	EUR	700	491

Oil & Gas — 0.6%
Aker BP ASA, (Norway),
2.00%, 07/15/2026 (e)		1,360	1,174
2.88%, 01/15/2026 (e)		1,400	1,272
3.10%, 07/15/2031 (e)		1,585	1,240
BP Capital Markets BV, (Netherlands), Reg. S, 1.47%, 09/21/2041	EUR	500	304
BP Capital Markets plc, (United Kingdom),
Reg. S, 1.23%, 05/08/2031	EUR	1,200	929
Reg. S, 1.59%, 07/03/2028	EUR	1,200	1,037
Reg. S, 1.64%, 06/26/2029	EUR	1,000	842
Reg. S, (EUR Swap Rate 5 Year + 4.12%), 3.63%, 03/22/2029 (x) (aa)	EUR	1,300	1,027
Reg. S, (UK Gilts 5 Year + 4.17%), 4.25%, 03/22/2027 (x) (aa)	GBP	1,500	1,402
Canadian Natural Resources Ltd., (Canada),
2.95%, 01/15/2023		10	10
6.50%, 02/15/2037		45	43
Cepsa Finance SA, (Spain), Reg. S, 2.25%, 02/13/2026	EUR	100	92
Chevron Corp.,
1.55%, 05/11/2025		75	69
2.24%, 05/11/2030		80	67

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Chevron USA, Inc., 1.02%, 08/12/2027		3,100	2,592
CNOOC Petroleum North America ULC, (Canada), 6.40%, 05/15/2037		60	61
ConocoPhillips,
4.88%, 10/01/2047		40	36
5.90%, 10/15/2032		223	231
5.90%, 05/15/2038		25	25
6.50%, 02/01/2039		75	81
ConocoPhillips Co.,
3.80%, 03/15/2052		40	31
4.03%, 03/15/2062 (e)		10	7
Continental Resources, Inc.,
4.38%, 01/15/2028		30	27
4.90%, 06/01/2044		40	29
Devon Energy Corp.,
5.25%, 09/15/2024		8	8
5.60%, 07/15/2041		205	183
5.88%, 06/15/2028		1,750	1,748
Diamondback Energy, Inc., 3.13%, 03/24/2031		2,400	1,946
Eni SpA, (Italy),
Reg. S, 1.00%, 10/11/2034	EUR	1,000	674
Reg. S, 1.25%, 05/18/2026	EUR	1,400	1,270
Reg. S, 1.50%, 01/17/2027	EUR	1,400	1,261
EQT Corp.,
3.13%, 05/15/2026 (e)		80	73
3.90%, 10/01/2027		90	82
6.13%, 02/01/2025		30	30
7.00%, 02/01/2030		170	175
Equinor ASA, (Norway),
Reg. S, 1.38%, 05/22/2032	EUR	425	341
1.75%, 01/22/2026		200	180
2.38%, 05/22/2030		60	50
3.25%, 11/18/2049		30	22
3.63%, 04/06/2040		1,800	1,440
3.70%, 04/06/2050		15	12
Reg. S, 6.88%, 03/11/2031	GBP	50	60
Exxon Mobil Corp.,
0.14%, 06/26/2024	EUR	2,000	1,869
0.84%, 06/26/2032	EUR	550	404
1.41%, 06/26/2039	EUR	700	451
3.45%, 04/15/2051		155	116
Helmerich & Payne, Inc., 2.90%, 09/29/2031		700	547
Hess Corp.,
3.50%, 07/15/2024		10	10
5.80%, 04/01/2047		16	14
Marathon Oil Corp., 6.60%, 10/01/2037		20	19
Marathon Petroleum Corp., 5.00%, 09/15/2054		25	20

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
MOL Hungarian Oil & Gas plc, (Hungary), Reg. S, 1.50%, 10/08/2027	EUR	2,700	2,159
Ovintiv Exploration, Inc., 5.38%, 01/01/2026		30	30
Ovintiv, Inc., 7.38%, 11/01/2031		15	16
Petroleos Mexicanos, (Mexico), 1.95%, 12/20/2022		400	398
(ICE LIBOR USD 3 Month + 0.43%), 3.34%, 02/15/2024 (aa)		450	449
Pioneer Natural Resources Co., 1.90%, 08/15/2030		1,050	802
Polski Koncern Naftowy ORLEN SA, (Poland), Reg. S, 1.13%, 05/27/2028	EUR	700	528
Shell International Finance BV, (Netherlands),
Reg. S, 1.63%, 01/20/2027	EUR	2,000	1,834
3.00%, 11/26/2051		60	40
3.25%, 04/06/2050		70	49
6.38%, 12/15/2038		15	16
TotalEnergies Capital International SA, (France), Reg. S, 1.49%, 04/08/2027	EUR	1,000	907
TotalEnergies SE, (France),
Series NC7, Reg. S, (EUR Swap Rate 5 Year + 1.99%), 1.63%, 10/25/2027 (x) (aa)	EUR	500	381
Reg. S, (EUR Swap Rate 5 Year + 2.40%), 2.00%, 06/04/2030 (x) (aa)	EUR	1,000	713
Series NC12, Reg. S, (EUR Swap Rate 5 Year + 2.51%), 2.13%, 07/25/2032 (x) (aa)	EUR	1,850	1,225
Reg. S, (EUR Swap Rate 5 Year + 2.75%), 2.71%, 05/05/2023 (x) (aa)	EUR	650	624
Reg. S, (EUR Swap Rate 5 Year + 3.35%), 3.37%, 10/06/2026 (x) (aa)	EUR	2,000	1,796
Valero Energy Corp., 4.00%, 06/01/2052		40	29
Var Energi ASA, (Norway), 5.00%, 05/18/2027 (e)		1,600	1,525

			39,154

Oil & Gas Services — 0.0% (g)
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 4.08%, 12/15/2047		110	82
Schlumberger Finance BV, (Netherlands), Reg. S, 0.25%, 10/15/2027	EUR	500	418
Schlumberger Finance Canada Ltd., (Canada), 1.40%, 09/17/2025		30	27

			527

Pipelines — 0.4%
Cheniere Corpus Christi Holdings LLC,
3.70%, 11/15/2029		283	245
5.88%, 03/31/2025		240	241
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (e)		1,330	1,154
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025		20	20
DCP Midstream Operating LP,
3.25%, 02/15/2032		91	72
5.13%, 05/15/2029		1,500	1,406
5.38%, 07/15/2025		70	68
Energy Transfer LP,
2.90%, 05/15/2025		80	74
4.20%, 04/15/2027		5,800	5,366
5.35%, 05/15/2045		10	8
5.40%, 10/01/2047		5	4

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
6.25%, 04/15/2049		120	108
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)		1,490	1,300
Enterprise Products Operating LLC,
3.30%, 02/15/2053		55	36
3.75%, 02/15/2025		50	48
3.90%, 02/15/2024		50	49
4.20%, 01/31/2050		40	31
5.10%, 02/15/2045		1,700	1,448
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 02/15/2078 (aa)		600	450
Erdoel-Lagergesellschaft mbH, (Austria), Reg. S, 2.75%, 03/20/2028	EUR	200	193
Kinder Morgan Energy Partners LP,
4.30%, 05/01/2024		3,200	3,157
4.70%, 11/01/2042		850	664
6.95%, 01/15/2038		10	10
Kinder Morgan, Inc.,
1.75%, 11/15/2026		90	78
3.60%, 02/15/2051		35	23
5.45%, 08/01/2052		85	74
5.55%, 06/01/2045		20	17
Magellan Midstream Partners LP,
3.95%, 03/01/2050		940	667
5.00%, 03/01/2026		10	10
MPLX LP,
2.65%, 08/15/2030		1,775	1,390
4.50%, 04/15/2038		75	60
4.70%, 04/15/2048		1,293	985
4.88%, 06/01/2025		2,370	2,323
4.90%, 04/15/2058		40	30
4.95%, 03/14/2052		885	693
5.20%, 03/01/2047		10	8
5.50%, 02/15/2049		120	102
ONEOK Partners LP,
4.90%, 03/15/2025		80	79
6.13%, 02/01/2041		24	21
ONEOK, Inc.,
2.20%, 09/15/2025		1,000	909
2.75%, 09/01/2024		110	105
3.40%, 09/01/2029		60	50
4.45%, 09/01/2049		2,422	1,735
5.20%, 07/15/2048		35	28
5.85%, 01/15/2026		70	70
6.35%, 01/15/2031		70	69
7.15%, 01/15/2051		20	19
Plains All American Pipeline LP / PAA Finance Corp.,
3.55%, 12/15/2029		65	54
5.15%, 06/01/2042		1,600	1,218
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026		70	70

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
Targa Resources Corp.,
4.20%, 02/01/2033		25	21
4.95%, 04/15/2052		50	38
5.20%, 07/01/2027		965	929
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
4.00%, 01/15/2032		200	165
4.88%, 02/01/2031		323	278
5.00%, 01/15/2028		99	91
TransCanada PipeLines Ltd., (Canada), 6.20%, 10/15/2037		30	30
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/2030		80	68
4.00%, 03/15/2028		20	18
7.85%, 02/01/2026		128	136
Williams Cos., Inc. (The),
3.50%, 11/15/2030		1,900	1,612
3.50%, 10/15/2051		80	53
4.50%, 11/15/2023		80	80
5.10%, 09/15/2045		69	59
5.30%, 08/15/2052		20	17
5.80%, 11/15/2043		15	14

			30,648

Total Energy			70,820

Financial — 7.2%
Banks — 4.9%
Abanca Corp. Bancaria SA, (Spain), Reg. S, 0.75%, 05/28/2029	EUR	100	83
ABN AMRO Bank NV, (Netherlands),
Reg. S, 0.40%, 09/17/2041	EUR	100	60
Reg. S, 0.88%, 01/14/2026	EUR	100	92
Reg. S, 1.25%, 01/10/2033	EUR	100	81
Reg. S, 1.38%, 01/12/2037	EUR	100	77
Reg. S, 1.45%, 04/12/2038	EUR	100	77
Reg. S, 1.50%, 09/30/2030	EUR	200	174
Aegon Bank NV, (Netherlands), Reg. S, 0.01%, 11/16/2025	EUR	100	89
AMCO - Asset Management Co. SpA, (Italy),
Reg. S, 0.75%, 04/20/2028	EUR	163	127
Reg. S, 1.38%, 01/27/2025	EUR	100	92
ANZ New Zealand Int’l Ltd., (New Zealand), Reg. S, 0.13%, 09/22/2023	EUR	100	96
Argenta Spaarbank NV, (Belgium), Reg. S, 0.01%, 02/11/2031	EUR	100	75
Arion Banki HF, (Iceland),
Reg. S, 0.05%, 10/05/2026	EUR	100	86
Reg. S, 0.38%, 07/14/2025	EUR	2,050	1,725
Arkea Public Sector SCF SA, (France), Reg. S, 0.13%, 01/15/2030	EUR	100	79
ASB Finance Ltd., (New Zealand),
Reg. S, 0.25%, 09/08/2028	EUR	500	390
Reg. S, 0.63%, 10/18/2024	EUR	100	94

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Australia & New Zealand Banking Group Ltd., (Australia),
Reg. S, 0.25%, 03/17/2025	EUR	100	92
Reg. S, (EUR Swap Rate 5 Year + 1.12%), 0.67%, 05/05/2031 (aa)	EUR	1,525	1,256
Banca Carige SpA, (Italy), Reg. S, 0.63%, 10/28/2028	EUR	100	84
Banca Monte dei Paschi di Siena SpA, (Italy),
Reg. S, 0.88%, 10/08/2026	EUR	3,504	3,080
Reg. S, 2.00%, 01/29/2024	EUR	100	97
Series 16, Reg. S, 2.88%, 07/16/2024	EUR	100	97
Banco Bilbao Vizcaya Argentaria SA, (Spain),
0.88%, 09/18/2023		200	192
Reg. S, 0.88%, 11/22/2026	EUR	100	90
Reg. S, (ICE LIBOR EUR 3 Month + 0.82%), 0.88%, 01/14/2029 (aa)	EUR	1,800	1,436
Reg. S, 3.38%, 09/20/2027	EUR	1,100	1,040
Banco BPM SpA, (Italy), Reg. S, 1.00%, 01/23/2025	EUR	100	94
Banco de Sabadell SA, (Spain),
Reg. S, (EUR Swap Rate 1 Year + 0.97%), 0.63%, 11/07/2025 (aa)	EUR	1,900	1,717
Reg. S, 1.00%, 04/26/2027	EUR	100	89
Reg. S, (EUR Swap Rate 1 Year + 1.55%), 1.13%, 03/11/2027 (aa)	EUR	1,000	868
Reg. S, (EUR Swap Rate 1 Year + 2.20%), 2.63%, 03/24/2026 (aa)	EUR	1,500	1,360
Banco di Desio e della Brianza SpA, (Italy), Reg. S, 0.88%, 09/12/2024	EUR	100	94
Banco Santander SA, (Spain),
Reg. S, 0.10%, 02/27/2032	EUR	200	144
Reg. S, 0.20%, 02/11/2028	EUR	1,000	796
Reg. S, 1.00%, 04/07/2025	EUR	200	187
Reg. S, 1.13%, 10/25/2028	EUR	100	87
Reg. S, 1.38%, 01/05/2026	EUR	100	89
Reg. S, 1.63%, 10/22/2030	EUR	1,000	714
Reg. S, 1.75%, 02/17/2027	GBP	500	436
1.85%, 03/25/2026		200	173
Reg. S, 2.38%, 09/08/2027	EUR	100	94
3.49%, 05/28/2030		2,000	1,604
3.50%, 03/24/2025		200	191
3.89%, 05/24/2024		3,800	3,700
5.29%, 08/18/2027		200	188
Banco Santander Totta SA, (Portugal), Reg. S, 0.88%, 04/25/2024	EUR	100	95
Bank of America Corp.,
Reg. S, (ICE LIBOR EUR 3 Month + 0.75%), 0.81%, 05/09/2026 (aa)	EUR	1,000	905
(United States SOFR + 0.74%), 0.81%, 10/24/2024 (aa)		240	228
(United States SOFR + 0.91%), 0.98%, 09/25/2025 (aa)		177	161
Reg. S, (ICE LIBOR EUR 3 Month + 0.95%), 1.10%, 05/24/2032 (aa)	EUR	1,300	961
(United States SOFR + 0.65%), 1.53%, 12/06/2025 (aa)		25	23
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		1,465	1,256
(United States SOFR + 1.06%), 2.09%, 06/14/2029 (aa)		2,900	2,358
(United States SOFR + 1.22%), 2.30%, 07/21/2032 (aa)		1,000	746
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 02/13/2031 (aa)		3,300	2,603
(United States SOFR + 1.21%), 2.57%, 10/20/2032 (aa)		2,605	1,992

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Series N, (United States SOFR + 1.22%), 2.65%, 03/11/2032 (aa)		1,000	778
(United States SOFR + 1.93%), 2.68%, 06/19/2041 (aa)		1,920	1,240
(United States SOFR + 1.32%), 2.69%, 04/22/2032 (aa)		2,150	1,675
(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030 (aa)		65	53
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (aa)		250	249
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/01/2025 (aa)		10	10
(United States SOFR + 1.58%), 3.31%, 04/22/2042 (aa)		60	42
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (aa)		350	311
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 03/15/2025 (aa)		25	24
Series N, (United States SOFR + 1.65%), 3.48%, 03/13/2052 (aa)		40	27
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 03/05/2024 (aa)		25	25
(United States SOFR + 1.11%), 3.84%, 04/25/2025 (aa)		180	175
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/2024 (aa)		120	118
4.00%, 01/22/2025		4,200	4,066
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 04/23/2040 (aa)		100	79
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 03/20/2051 (aa)		135	101
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 03/15/2050 (aa)		115	91
Series RR, (CMT Index 5 Year + 2.76%), 4.38%, 01/27/2027 (x) (aa)		1,650	1,324
(United States SOFR + 1.75%), 4.83%, 07/22/2026 (aa)		115	112
4.88%, 04/01/2044		50	43
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		1,720	1,653
5.00%, 01/21/2044		20	17
Reg. S, 7.00%, 07/31/2028	GBP	350	395
Bank of Ireland Group plc, (Ireland), Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.10%), 1.88%, 06/05/2026 (aa)	EUR	3,000	2,713
Bank of Montreal, (Canada),
Reg. S, 0.05%, 06/08/2029	EUR	100	80
Reg. S, 0.10%, 10/20/2023	EUR	100	96
Reg. S, 1.00%, 04/05/2026	EUR	100	91
1.85%, 05/01/2025		120	110
Series H, 4.25%, 09/14/2024		110	108
Bank of New York Mellon Corp. (The), (United States SOFR + 1.35%), 4.41%, 07/24/2026 (aa)		35	34
Bank of New Zealand, (New Zealand), Reg. S, 2.55%, 06/29/2027	EUR	100	95
Bank of Nova Scotia (The), (Canada),
Reg. S, 0.01%, 01/14/2027	EUR	100	86
Reg. S, 0.01%, 12/15/2027	EUR	100	83
Reg. S, 0.38%, 10/23/2023	EUR	100	96
Reg. S, 0.38%, 03/26/2030	EUR	100	80
0.70%, 04/15/2024		140	131
1.05%, 03/02/2026		170	148
Bankinter SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 1.45%), 1.25%, 12/23/2032 (aa)	EUR	600	448
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 0.50%, 11/16/2022	EUR	1,200	1,175
Reg. S, 0.75%, 06/15/2023	EUR	100	97
Reg. S, 1.88%, 11/04/2026	EUR	1,200	1,052
Reg. S, 3.13%, 09/14/2027	EUR	3,400	3,212

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Barclays Bank plc, (United Kingdom), Reg. S, 5.75%, 09/14/2026	GBP	90	94
Barclays plc, (United Kingdom),
Reg. S, (ICE LIBOR EUR 1 Year + 0.85%), 0.88%, 01/28/2028 (aa)	EUR	4,800	3,914
Reg. S, (EUR Swap Rate 5 Year + 1.90%), 2.00%, 02/07/2028 (aa)	EUR	2,700	2,604
(CMT Index 1 Year + 1.05%), 2.28%, 11/24/2027 (aa)		300	251
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.68%), 2.89%, 01/31/2027 (aa)	EUR	1,650	1,507
Reg. S, 3.25%, 02/12/2027	GBP	600	561
Reg. S, (UK Gilts 5 Year + 3.75%), 3.75%, 11/22/2030 (aa)	GBP	425	413
(CMT Index 1 Year + 2.65%), 5.50%, 08/09/2028 (aa)		2,525	2,368
Basellandschaftliche Kantonalbank, (Switzerland), Reg. S, 0.38%, 05/13/2030	CHF	100	89
Bausparkasse Schwaebisch Hall AG, (Germany), Reg. S, 2.00%, 05/17/2034	EUR	100	87
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische
Postsparkasse AG, (Austria),
Reg. S, 0.01%, 01/21/2028	EUR	100	83
Reg. S, 0.10%, 05/12/2031	EUR	100	75
Reg. S, 1.13%, 07/31/2028	EUR	100	88
Bayerische Landesbank, (Germany),
Reg. S, 0.13%, 11/02/2029	EUR	100	80
Reg. S, 0.25%, 01/14/2025	EUR	100	92
Reg. S, (EUR Swap Rate 5 Year + 1.40%), 1.38%, 11/22/2032 (aa)	EUR	100	73
Reg. S, 2.13%, 09/01/2031	EUR	100	91
Belfius Bank SA, (Belgium), Reg. S, 0.13%, 01/28/2030	EUR	100	79
Berlin Hyp AG, (Germany),
Reg. S, 0.01%, 08/24/2026	EUR	50	44
Reg. S, 0.01%, 07/07/2028	EUR	100	82
Series 200, Reg. S, 0.38%, 02/21/2025	EUR	100	93
Reg. S, 1.75%, 05/10/2032	EUR	100	87
BNP Paribas SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 0.95%), 0.50%, 09/01/2028 (aa)	EUR	2,000	1,602
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.13%, 01/15/2032 (aa)	EUR	800	637
(United States SOFR + 1.00%), 1.32%, 01/13/2027 (e) (aa)		1,200	1,023
Reg. S, 1.38%, 05/28/2029	EUR	100	79
(United States SOFR + 0.91%), 1.68%, 06/30/2027 (e) (aa)		1,250	1,058
(United States SOFR + 1.22%), 2.16%, 09/15/2029 (e) (aa)		975	763
Reg. S, (EUR Swap Rate 1 Year + 1.60%), 2.50%, 03/31/2032 (aa)	EUR	1,700	1,429
Reg. S, (ICE LIBOR EUR 3 Month + 1.37%), 2.75%, 07/25/2028 (aa)	EUR	800	719
(United States SOFR + 1.51%), 3.05%, 01/13/2031 (e) (aa)		1,800	1,431
Reg. S, 3.38%, 01/23/2026	GBP	600	594
BNZ International Funding Ltd., (New Zealand), Reg. S, 0.38%, 09/14/2024	EUR	1,450	1,347
BPCE SA, (France),
Reg. S, 0.25%, 01/15/2026	EUR	600	529
Reg. S, 0.25%, 01/14/2031	EUR	1,000	714
Reg. S, 0.50%, 02/24/2027	EUR	1,300	1,090
Reg. S, 0.88%, 01/31/2024	EUR	1,200	1,141
(United States SOFR + 1.52%), 1.65%, 10/06/2026 (e) (aa)		1,145	995

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
4.63%, 07/11/2024 (e)		1,200	1,162
4.75%, 07/19/2027 (e)		1,450	1,378
(United States SOFR + 2.87%), 5.75%, 07/19/2033 (e) (aa)		850	783
Caisse Centrale du Credit Immobilier de France SA, (France), Reg. S, 0.00%, 01/17/2024	EUR	200	191
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, (Portugal), Reg. S, 0.13%, 11/14/2024	EUR	100	92
CaixaBank SA, (Spain),
Reg. S, (ICE LIBOR EUR 3 Month + 1.00%), 0.75%, 05/26/2028 (aa)	EUR	1,100	885
Reg. S, 1.00%, 09/25/2025	EUR	300	277
Reg. S, 1.25%, 01/11/2027	EUR	200	181
Reg. S, 1.38%, 06/19/2026	EUR	1,200	1,038
Reg. S, 3.75%, 09/07/2029	EUR	1,300	1,217
Canadian Imperial Bank of Commerce, (Canada),
Reg. S, 0.01%, 04/30/2029	EUR	100	80
Reg. S, 0.04%, 07/09/2027	EUR	100	85
Reg. S, 0.10%, 10/24/2023	CHF	50	50
3.10%, 04/02/2024		25	24
3.30%, 04/07/2025		140	133
Cie de Financement Foncier SA, (France),
Reg. S, 0.01%, 07/15/2026	EUR	200	176
Reg. S, 0.23%, 09/14/2026	EUR	100	88
Reg. S, 0.50%, 09/04/2024	EUR	100	94
Reg. S, 0.50%, 03/16/2028	EUR	100	85
Reg. S, 0.60%, 10/25/2041	EUR	100	63
Reg. S, 0.75%, 01/21/2025	EUR	100	93
Reg. S, 0.75%, 05/29/2026	EUR	100	91
Reg. S, 2.38%, 03/15/2030	EUR	100	93
Reg. S, 3.88%, 04/25/2055	EUR	45	53
Citigroup, Inc.,
(United States SOFR + 0.69%), 0.78%, 10/30/2024 (aa)		262	249
(United States SOFR + 0.67%), 0.98%, 05/01/2025 (aa)		440	408
(United States SOFR + 0.77%), 1.12%, 01/28/2027 (aa)		130	111
(United States SOFR + 0.77%), 1.46%, 06/09/2027 (aa)		3,250	2,768
Reg. S, (ICE LIBOR EUR 3 Month + 1.07%), 1.50%, 07/24/2026 (aa)	EUR	3,400	3,109
(United States SOFR + 0.69%), 2.01%, 01/25/2026 (aa)		90	83
(United States SOFR + 1.18%), 2.52%, 11/03/2032 (aa)		465	352
(United States SOFR + 1.17%), 2.56%, 05/01/2032 (aa)		1,060	813
(United States SOFR + 2.11%), 2.57%, 06/03/2031 (aa)		3,600	2,830
(United States SOFR + 1.38%), 2.90%, 11/03/2042 (aa)		100	64
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		155	145
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 04/24/2025 (aa)		65	63
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/2028 (aa)		250	225
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 3.71%, 09/22/2028 (aa)	EUR	725	694
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 4.11%, 09/22/2033 (aa)	EUR	975	913
(United States SOFR + 1.37%), 4.14%, 05/24/2025 (aa)		35	34

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 04/24/2048 (aa)		60	47
4.40%, 06/10/2025		3,500	3,405
4.65%, 07/30/2045		10	8
4.65%, 07/23/2048		25	20
(United States SOFR + 2.09%), 4.91%, 05/24/2033 (aa)		1,790	1,648
6.00%, 10/31/2033		50	48
Clydesdale Bank plc, (United Kingdom), Reg. S, 4.63%, 06/08/2026	GBP	100	108
Commerzbank AG, (Germany),
Reg. S, 0.01%, 03/11/2030	EUR	100	78
Reg. S, 0.25%, 01/12/2032	EUR	100	75
Reg. S, 0.50%, 06/09/2026	EUR	100	90
Reg. S, 2.00%, 11/27/2023	EUR	100	98
Reg. S, (ICE LIBOR EUR 3 Month + 1.50%), 3.00%, 09/14/2027 (aa)	EUR	1,000	905
Reg. S, (ICE LIBOR EUR 3 Month + 2.20%), 4.63%, 03/21/2028 (aa)	EUR	1,800	1,709
Commonwealth Bank of Australia, (Australia),
Reg. S, 0.75%, 02/28/2028	EUR	100	86
Reg. S, 0.88%, 02/19/2029	EUR	100	85
Reg. S, (EUR Swap Rate 5 Year + 1.45%), 1.94%, 10/03/2029 (aa)	EUR	1,425	1,311
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, 0.01%, 07/02/2030	EUR	100	77
Reg. S, 0.01%, 11/27/2040	EUR	100	56
Reg. S, 0.63%, 04/26/2026	EUR	100	91
Reg. S, 0.75%, 03/02/2032	EUR	100	79
Reg. S, 0.88%, 02/08/2028	EUR	200	175
Reg. S, 1.25%, 03/23/2026	EUR	775	715
Reg. S, 1.38%, 02/03/2027	EUR	25	23
Reg. S, 2.38%, 05/22/2023	EUR	30	29
Reg. S, (EUR Swap Rate 5 Year + 1.95%), 3.88%, 11/30/2032 (aa)	EUR	1,100	1,017
4.38%, 08/04/2025		250	239
Reg. S, 5.25%, 05/23/2041	GBP	50	54
Credit Agricole Italia SpA, (Italy),
Reg. S, 0.13%, 03/15/2033	EUR	100	67
Reg. S, 0.25%, 09/30/2024	EUR	100	93
Reg. S, 0.38%, 01/20/2032	EUR	100	73
Credit Agricole SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 1.00%, 04/22/2026 (aa)	EUR	3,000	2,736
Reg. S, (EUR Swap Rate 5 Year + 1.90%), 1.63%, 06/05/2030 (aa)	EUR	2,100	1,859
Reg. S, 1.75%, 03/05/2029	EUR	100	83
Reg. S, (UK Gilts 5 Year + 1.50%), 1.87%, 12/09/2031 (aa)	GBP	300	259
Reg. S, 2.38%, 05/20/2024	EUR	100	97
Reg. S, 2.50%, 08/29/2029	EUR	2,600	2,330
Credit Suisse AG, (Switzerland), Reg. S, 0.25%, 09/01/2028	EUR	800	594
Credit Suisse Group AG, (Switzerland),
Reg. S, (EUR Swap Rate 1 Year + 0.75%), 1.25%, 07/17/2025 (aa)	EUR	1,400	1,273
Reg. S, (EUR Swap Rate 1 Year + 1.60%), 2.13%, 10/13/2026 (aa)	EUR	1,000	881
Reg. S, (EUR Swap Rate 1 Year + 1.95%), 2.88%, 04/02/2032 (aa)	EUR	1,150	870

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.73%), 3.09%, 05/14/2032 (e) (aa)		755	529
Credit Suisse Schweiz AG, (Switzerland), Reg. S, 0.00%, 10/31/2030	CHF	25	20
Credito Emiliano SpA, (Italy), Reg. S, 0.01%, 07/07/2028	EUR	100	81
Danske Bank A/S, (Denmark),
Reg. S, 0.25%, 11/28/2022	EUR	425	416
Reg. S, IF, (1.15% - ICE EURIBOR Swap Rate 1 Year), 0.50%, 08/27/2025 (aa)	EUR	425	388
(CMT Index 1 Year + 1.03%), 1.17%, 12/08/2023 (e) (aa)		850	842
Reg. S, (UK Gilts 1 Year + 1.65%), 2.25%, 01/14/2028 (aa)	GBP	1,800	1,610
Danske Hypotek AB, (Sweden), Series 2512, Reg. S, 1.00%, 12/17/2025	SEK	2,000	166
Danske Mortgage Bank plc, (Finland), Reg. S, 0.01%, 11/24/2026	EUR	100	87
de Volksbank NV, (Netherlands), Reg. S, 1.00%, 03/08/2028	EUR	100	88
Deutsche Apotheker-und Aerztebank eG, (Germany), Reg. S, 0.01%, 02/06/2029	EUR	100	81
Deutsche Bank AG, (Germany),
Reg. S, 0.13%, 01/21/2030	EUR	75	59
Reg. S, 0.25%, 03/08/2024	EUR	100	95
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 1.00%, 11/19/2025 (aa)	EUR	400	361
Reg. S, 1.13%, 08/30/2023	EUR	775	748
Reg. S, 1.13%, 03/17/2025	EUR	400	365
Reg. S, (ICE LIBOR EUR 3 Month + 1.38%), 1.88%, 02/23/2028 (aa)	EUR	1,500	1,250
(United States SOFR + 1.87%), 2.13%, 11/24/2026 (aa)		2,950	2,505
Reg. S, 2.25%, 09/20/2027	EUR	100	95
(United States SOFR + 1.22%), 2.31%, 11/16/2027 (aa)		150	122
3.70%, 05/30/2024		100	96
3.95%, 02/27/2023		2,700	2,688
Deutsche Kreditbank AG, (Germany),
Reg. S, 0.01%, 11/07/2029	EUR	50	40
Reg. S, 1.63%, 05/05/2032	EUR	100	86
Deutsche Pfandbriefbank AG, (Germany),
Reg. S, 0.63%, 08/30/2027	EUR	100	87
Reg. S, 1.00%, 04/13/2026	EUR	100	92
Dexia Credit Local SA, (France),
Reg. S, 0.00%, 05/29/2024	EUR	300	281
Reg. S, 0.01%, 01/22/2027	EUR	200	173
Reg. S, 0.63%, 01/17/2026	EUR	600	547
Reg. S, 1.25%, 11/26/2024	EUR	700	665
Reg. S, 2.13%, 02/12/2025	GBP	400	414
Discover Bank, 3.45%, 07/27/2026		1,200	1,093
DNB Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 01/21/2031	EUR	100	76
Reg. S, 0.25%, 01/23/2023	EUR	200	195
Reg. S, 0.25%, 09/07/2026	EUR	100	88
Reg. S, 0.38%, 11/20/2024	EUR	100	93
DZ HYP AG, (Germany),
Reg. S, 0.01%, 06/23/2028	EUR	100	83
Reg. S, 0.01%, 10/27/2028	EUR	25	20

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.01%, 11/15/2030	EUR	100	77
Reg. S, 0.38%, 03/31/2026	EUR	100	90
Reg. S, 0.63%, 10/27/2023	EUR	200	192
Reg. S, 0.88%, 04/17/2034	EUR	100	76
Series 1248, Reg. S, 1.63%, 05/30/2031	EUR	100	87
Eika Boligkreditt A/S, (Norway), Reg. S, 0.38%, 02/26/2025	EUR	100	93
Equitable Bank, (Canada), Reg. S, 0.01%, 09/16/2024	EUR	100	93
Erste Group Bank AG, (Austria),
Reg. S, 0.25%, 06/26/2024	EUR	100	94
Reg. S, 0.50%, 01/12/2037	EUR	100	66
Reg. S, 0.75%, 02/05/2025	EUR	100	94
Eurocaja Rural SCC, (Spain), Reg. S, 0.13%, 09/22/2031	EUR	100	74
Federation des Caisses Desjardins du Quebec, (Canada), Reg. S, 0.01%, 04/08/2026	EUR	100	88
Fifth Third Bancorp, (United States SOFR + 0.69%), 1.71%, 11/01/2027 (aa)		35	30
First Republic Bank, (United States SOFR + 0.62%), 1.91%, 02/12/2024 (aa)		250	247
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.61%), 0.86%, 02/12/2026 (aa)		28	25
Reg. S, 0.88%, 05/09/2029	EUR	2,000	1,543
(United States SOFR + 0.79%), 1.09%, 12/09/2026 (aa)		135	116
Reg. S, 1.38%, 05/15/2024	EUR	1,650	1,574
(United States SOFR + 0.80%), 1.43%, 03/09/2027 (aa)		1,310	1,127
(United States SOFR + 0.73%), 1.76%, 01/24/2025 (aa)		120	114
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		1,815	1,553
(United States SOFR + 1.25%), 2.38%, 07/21/2032 (aa)		695	524
2.60%, 02/07/2030		3,395	2,737
(United States SOFR + 1.28%), 2.62%, 04/22/2032 (aa)		4,115	3,194
(United States SOFR + 1.26%), 2.65%, 10/21/2032 (aa)		700	536
(United States SOFR + 1.47%), 2.91%, 07/21/2042 (aa)		315	202
Reg. S, 3.13%, 07/25/2029	GBP	800	704
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)		2,500	2,382
3.50%, 04/01/2025		47	45
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (aa)		60	47
(United States SOFR + 1.73%), 4.48%, 08/23/2028 (aa)		395	371
5.15%, 05/22/2045		21	17
6.25%, 02/01/2041		50	50
6.75%, 10/01/2037		50	50
6.88%, 01/18/2038	GBP	425	450
Heta Asset Resolution AG, (Austria), Reg. S, 2.38%, 12/13/2022	EUR	800	786
HSBC Bank Canada, (Canada), Reg. S, 1.50%, 09/15/2027	EUR	100	91
HSBC Bank plc, (United Kingdom), Reg. S, 6.25%, 01/30/2041	GBP	175	174
HSBC Holdings plc, (United Kingdom),
Reg. S, (ICE LIBOR EUR 3 Month + 1.03%), 0.77%, 11/13/2031 (aa)	EUR	1,000	709
(United States SOFR + 0.58%), 1.16%, 11/22/2024 (aa)		200	189
(United States SOFR + 1.29%), 1.59%, 05/24/2027 (aa)		200	167
(United States SOFR + 1.54%), 1.65%, 04/18/2026 (aa)		1,000	889

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(SONIA Interest Rate Benchmark + 1.31%), 1.75%, 07/24/2027 (aa)	GBP	800	718
(United States SOFR + 1.43%), 3.00%, 03/10/2026 (aa)		200	185
(GBP Swap Rate 1 Year + 1.65%), 3.00%, 07/22/2028 (aa)	GBP	1,000	904
(GBP Swap Rate 1 Year + 1.77%), 3.00%, 05/29/2030 (aa)	GBP	225	190
Reg. S, (ICE LIBOR EUR 3 Month + 1.45%), 3.02%, 06/15/2027 (aa)	EUR	2,175	2,002
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 05/18/2024 (aa)		200	197
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 05/22/2030 (aa)		900	761
(United States SOFR + 2.53%), 4.76%, 03/29/2033 (aa)		200	164
(United States SOFR + 2.61%), 5.21%, 08/11/2028 (aa)		1,280	1,197
(United States SOFR + 2.87%), 5.40%, 08/11/2033 (aa)		200	178
Reg. S, 7.00%, 04/07/2038	GBP	300	300
Hypo Vorarlberg Bank AG, (Austria), Reg. S, 0.75%, 02/11/2025	EUR	100	93
ING Bank NV, (Netherlands),
Reg. S, 0.13%, 12/08/2031	EUR	100	75
Reg. S, 0.75%, 02/18/2029	EUR	100	85
Reg. S, 1.88%, 05/22/2023	EUR	100	98
Reg. S, 2.50%, 02/21/2030	EUR	100	94
ING Belgium SA, (Belgium), Reg. S, 0.01%, 02/20/2030	EUR	100	78
ING Groep NV, (Netherlands),
Reg. S, (ICE LIBOR EUR 3 Month + 0.60%), 0.10%, 09/03/2025 (aa)	EUR	1,500	1,367
Reg. S, (EUR Swap Rate 5 Year + 1.15%), 1.00%, 11/16/2032 (aa)	EUR	1,500	1,157
Reg. S, 1.13%, 02/14/2025	EUR	1,200	1,117
Reg. S, (SONIA Interest Rate Benchmark + 0.91%), 1.13%, 12/07/2028 (aa)	GBP	900	737
(United States SOFR + 1.01%), 1.73%, 04/01/2027 (aa)		1,265	1,085
Reg. S, 2.00%, 09/20/2028	EUR	300	256
Reg. S, (EUR Swap Rate 5 Year + 2.40%), 2.13%, 05/26/2031 (aa)	EUR	300	261
Reg. S, (EUR Swap Rate 5 Year + 2.85%), 3.00%, 04/11/2028 (aa)	EUR	300	291
(United States SOFR + 1.83%), 4.02%, 03/28/2028 (aa)		1,560	1,417
4.10%, 10/02/2023		200	198
(United States SOFR + 2.07%), 4.25%, 03/28/2033 (aa)		885	750
ING-DiBa AG, (Germany), Reg. S, 0.01%, 10/07/2028	EUR	200	164
Intesa Sanpaolo SpA, (Italy),
Reg. S, 0.38%, 09/14/2026	EUR	100	88
Reg. S, 0.63%, 03/23/2023	EUR	100	98
Reg. S, 1.50%, 04/10/2024	EUR	1,600	1,525
Reg. S, 2.13%, 05/26/2025	EUR	2,275	2,119
Series XR, 3.25%, 09/23/2024 (e)		2,900	2,731
Reg. S, 3.38%, 01/24/2025	EUR	100	99
Investitionsbank Berlin, (Germany),
Series 208, 0.05%, 03/02/2035	EUR	100	67
Reg. S, 2.75%, 10/04/2027 (w)	EUR	300	293
Jyske Bank A/S, (Denmark), Reg. S, (EUR Swap Rate 1 Year + 0.50%), 0.05%, 09/02/2026 (aa)	EUR	1,750	1,516
Kookmin Bank, (South Korea), Reg. S, 2.38%, 01/27/2026	EUR	100	95

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Kreditanstalt fuer Wiederaufbau, (Germany),
Reg. S, 0.00%, 02/18/2025	EUR	120	111
Reg. S, 0.00%, 06/15/2026	EUR	500	448
Reg. S, 0.00%, 03/31/2027	EUR	500	438
Reg. S, 0.00%, 04/30/2027	EUR	2,230	1,946
Reg. S, 0.00%, 12/15/2027	EUR	1,140	977
Reg. S, 0.00%, 09/15/2028	EUR	585	492
Reg. S, 0.00%, 06/15/2029	EUR	254	209
Reg. S, 0.00%, 09/17/2030	EUR	1,108	874
Reg. S, 0.00%, 01/10/2031	EUR	670	523
Reg. S, 0.01%, 05/05/2027	EUR	520	454
0.05%, 02/28/2024	EUR	500	475
Reg. S, 0.05%, 09/29/2034	EUR	280	196
Reg. S, 0.13%, 01/09/2032	EUR	830	636
0.25%, 09/15/2025	EUR	1,100	1,014
0.38%, 07/18/2025		200	179
Reg. S, 0.38%, 04/23/2030	EUR	360	297
Reg. S, 0.38%, 05/20/2036	EUR	548	382
Reg. S, 0.50%, 09/28/2026	EUR	520	472
0.50%, 09/15/2027	EUR	500	443
Reg. S, 0.88%, 07/04/2039	EUR	40	28
Reg. S, 1.00%, 12/15/2022	GBP	1,650	1,835
Reg. S, 1.13%, 06/15/2037	EUR	340	258
Reg. S, 1.38%, 12/15/2025	GBP	225	224
Reg. S, 1.38%, 07/31/2035	EUR	202	164
2.00%, 05/02/2025		195	184
Reg. S, 2.00%, 11/15/2029	EUR	500	469
2.38%, 12/29/2022		275	274
4.70%, 06/02/2037	CAD	100	76
Reg. S, 4.88%, 03/15/2037	GBP	425	484
5.50%, 06/18/2025	GBP	1,000	1,127
6.00%, 12/07/2028	GBP	2,500	2,943
Kutxabank SA, (Spain), Reg. S, 1.25%, 09/22/2025	EUR	100	93
La Banque Postale SA, (France),
Reg. S, 0.25%, 07/12/2026	EUR	200	174
Reg. S, 0.75%, 06/23/2031	EUR	100	70
Reg. S, 1.38%, 04/24/2029	EUR	200	162
Landesbank Baden-Wuerttemberg, (Germany),
Series 809, Reg. S, 0.38%, 07/29/2026	EUR	100	86
Reg. S, 0.38%, 02/18/2027	EUR	200	167
Reg. S, 0.38%, 05/07/2029	EUR	100	74
Reg. S, 0.88%, 09/15/2025	EUR	100	93
Series 829, Reg. S, 1.75%, 02/28/2028	EUR	100	92
Reg. S, 2.38%, 02/26/2027	EUR	100	96
Landesbank Hessen-Thueringen Girozentrale, (Germany),
Reg. S, 0.38%, 06/04/2029	EUR	100	75
Reg. S, 0.50%, 01/19/2037	EUR	100	68
Reg. S, 0.63%, 01/12/2027	EUR	200	178
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.75%), 4.50%, 09/15/2032 (aa)	EUR	100	90

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Landeskreditbank Baden-Wuerttemberg Foerderbank, (Germany), Reg. S, 0.38%, 02/25/2027	EUR	400	352
Landwirtschaftliche Rentenbank, (Germany),
Reg. S, 0.00%, 09/28/2026	EUR	535	472
Reg. S, 0.00%, 07/19/2028	EUR	1,500	1,256
Reg. S, 0.00%, 11/27/2029	EUR	770	618
Reg. S, 0.05%, 12/18/2029	EUR	180	145
Reg. S, 0.10%, 03/08/2027	EUR	200	175
Reg. S, 0.25%, 08/29/2025	EUR	300	275
Reg. S, 0.38%, 02/14/2028	EUR	1,140	986
Reg. S, 0.63%, 02/20/2030	EUR	140	117
Reg. S, 0.63%, 10/31/2036	EUR	75	53
Liberbank SA, (Spain), Reg. S, 0.25%, 09/25/2029	EUR	100	79
Lloyds Bank plc, (United Kingdom),
Reg. S, 0.13%, 06/18/2026	EUR	100	88
Reg. S, 0.25%, 03/25/2024	EUR	100	95
Reg. S, 6.00%, 02/08/2029	GBP	100	115
Reg. S, 6.50%, 09/17/2040	GBP	300	356
Lloyds Banking Group plc, (United Kingdom),
(UK Gilts 5 Year + 1.60%), 1.99%, 12/15/2031 (aa)	GBP	1,000	866
3.90%, 03/12/2024		2,500	2,447
(CMT Index 1 Year + 2.30%), 4.98%, 08/11/2033 (aa)		200	175
Macquarie Bank Ltd., (Australia), Reg. S, 2.57%, 09/15/2027	EUR	100	95
Mediobanca Banca di Credito Finanziario SpA, (Italy),
Reg. S, 0.75%, 07/15/2027	EUR	425	347
Reg. S, 1.13%, 07/15/2025	EUR	975	878
Series 4, Reg. S, 1.38%, 11/10/2025	EUR	100	93
Reg. S, 2.38%, 06/30/2027	EUR	100	94
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 0.55%), 0.95%, 07/19/2025 (aa)		400	368
(CMT Index 1 Year + 0.75%), 1.54%, 07/20/2027 (aa)		2,000	1,705
Reg. S, (ICE LIBOR EUR 3 Month + 0.94%), 2.26%, 06/14/2025 (aa)	EUR	1,175	1,121
(CMT Index 1 Year + 0.83%), 2.34%, 01/19/2028 (aa)		200	173
(CMT Index 1 Year + 1.90%), 5.35%, 09/13/2028 (aa)		3,450	3,364
Mizuho Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 05/25/2026 (aa)		3,000	2,722
(United States SOFR + 1.24%), 2.84%, 07/16/2025 (aa)		200	189
(CMT Index 1 Year + 2.05%), 5.41%, 09/13/2028 (aa)		2,900	2,838
Morgan Stanley,
(ICE LIBOR EUR 3 Month + 0.70%), 0.41%, 10/29/2027 (aa)	EUR	4,350	3,664
(ICE LIBOR EUR 3 Month + 0.75%), 0.64%, 07/26/2024 (aa)	EUR	1,675	1,604
(United States SOFR + 0.62%), 0.73%, 04/05/2024 (aa)		100	98
(United States SOFR + 0.86%), 1.51%, 07/20/2027 (aa)		225	192
(United States SOFR + 0.88%), 1.59%, 05/04/2027 (aa)		1,235	1,065
1.88%, 04/27/2027	EUR	1,300	1,157
(United States SOFR + 1.02%), 1.93%, 04/28/2032 (aa)		1,350	985
(ICE LIBOR EUR 3 Month + 0.90%), 2.10%, 05/08/2026 (aa)	EUR	900	840

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
2.63%, 03/09/2027	GBP	725	685
(United States SOFR + 1.14%), 2.70%, 01/22/2031 (aa)		3,900	3,161
(United States SOFR + 1.43%), 2.80%, 01/25/2052 (aa)		45	27
(ICE LIBOR EUR 3 Month + 1.25%), 2.95%, 05/07/2032 (aa)	EUR	2,200	1,902
(United States SOFR + 1.16%), 3.62%, 04/17/2025 (aa)		185	180
4.10%, 05/22/2023		2,700	2,691
4.30%, 01/27/2045		170	134
4.38%, 01/22/2047		23	18
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 01/23/2030 (aa)		75	69
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 04/22/2039 (aa)		10	9
(United States SOFR + 1.67%), 4.68%, 07/17/2026 (aa)		965	940
(United States SOFR + 2.08%), 4.89%, 07/20/2033 (aa)		175	162
5.00%, 11/24/2025		140	138
(United States SOFR + 4.84%), 5.60%, 03/24/2051 (aa)		40	38
Muenchener Hypothekenbank eG, (Germany),
Reg. S, 0.01%, 11/02/2040	EUR	50	28
Reg. S, 0.13%, 02/01/2029	EUR	50	41
Reg. S, 1.00%, 04/18/2039	EUR	50	36
Reg. S, 1.50%, 06/25/2024	EUR	100	96
Reg. S, 2.50%, 07/04/2028	EUR	100	95
National Australia Bank Ltd., (Australia),
Reg. S, 0.75%, 01/30/2026	EUR	100	91
Reg. S, (UK Gilts 5 Year + 1.40%), 1.70%, 09/15/2031 (aa)	GBP	725	630
Reg. S, 2.35%, 08/30/2029	EUR	100	92
National Bank of Canada, (Canada), Reg. S, 0.75%, 03/13/2025	EUR	100	93
Nationale-Nederlanden Bank NV (The), (Netherlands), Reg. S, 0.01%, 07/08/2030	EUR	100	77
NatWest Group plc, (United Kingdom),
Reg. S, (ICE LIBOR EUR 3 Month + 0.89%), 0.67%, 09/14/2029 (aa)	EUR	200	151
Reg. S, (EUR Swap Rate 5 Year + 1.27%), 1.04%, 09/14/2032 (aa)	EUR	875	662
Reg. S, (ICE LIBOR EUR 3 Month + 1.08%), 1.75%, 03/02/2026 (aa)	EUR	1,200	1,099
Reg. S, (ICE LIBOR EUR 3 Month + 1.74%), 2.00%, 03/04/2025 (aa)	EUR	100	95
Reg. S, (UK Gilts 5 Year + 1.75%), 2.11%, 11/28/2031 (aa)	GBP	600	520
(CMT Index 1 Year + 2.15%), 2.36%, 05/22/2024 (aa)		2,000	1,953
Reg. S, (ICE LIBOR EUR 3 Month + 1.91%), 4.07%, 09/06/2028 (aa)	EUR	1,950	1,815
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 05/18/2029 (aa)		1,670	1,521
NatWest Markets plc, (United Kingdom), Reg. S, 2.00%, 08/27/2025	EUR	1,000	926
NIBC Bank NV, (Netherlands),
Reg. S, 0.13%, 04/21/2031	EUR	100	75
Reg. S, 0.63%, 06/01/2026	EUR	100	90
NORD/LB Luxembourg SA Covered Bond Bank, (Luxembourg), Reg. S, 0.01%, 06/10/2027	EUR	100	85
Norddeutsche Landesbank-Girozentrale, (Germany),
Reg. S, 0.01%, 09/23/2026	EUR	100	87
Reg. S, 0.13%, 11/23/2023	EUR	100	95
Reg. S, 0.25%, 10/28/2026	EUR	20	18

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.50%, 06/29/2026	EUR	50	45
Reg. S, 2.25%, 09/20/2027	EUR	100	95
Nordea Bank Abp, (Finland),
Reg. S, 0.88%, 06/26/2023	EUR	425	411
3.75%, 08/30/2023 (e)		1,900	1,876
5.38%, 09/22/2027 (e)		2,150	2,097
Nordea Hypotek AB, (Sweden),
Series 5536, Reg. S, 0.50%, 09/16/2026	SEK	1,200	95
Series 5534, Reg. S, 1.00%, 09/18/2024	SEK	2,500	215
Series 5535, Reg. S, 1.00%, 09/17/2025	SEK	2,200	184
Series 5537, Reg. S, 1.00%, 06/16/2027	SEK	2,000	158
Series 5533, Reg. S, 1.25%, 09/20/2023	SEK	1,700	151
Nordea Kiinnitysluottopankki OYJ, (Finland),
Reg. S, 0.13%, 06/18/2027	EUR	100	86
Reg. S, 1.00%, 03/30/2029	EUR	100	86
Reg. S, 2.50%, 09/14/2032	EUR	100	92
NRW Bank, (Germany),
Reg. S, 0.00%, 07/28/2031	EUR	138	104
Reg. S, 0.10%, 07/09/2035	EUR	100	67
Reg. S, 0.25%, 03/10/2025	EUR	120	111
Reg. S, 0.50%, 05/26/2025	EUR	320	296
Reg. S, 0.50%, 06/17/2041	EUR	300	188
Reg. S, 0.75%, 06/30/2028	EUR	260	226
1.20%, 03/28/2039	EUR	100	74
1.25%, 05/13/2049	EUR	87	62
Nykredit Realkredit A/S, (Denmark),
Series 13HH, Reg. S, 1.00%, 07/01/2024	DKK	700	89
Series 13H, Reg. S, 1.00%, 07/01/2026	DKK	800	97
Series 13H, Reg. S, 1.00%, 01/01/2027	DKK	1,200	143
Series 13H, Reg. S, 1.00%, 01/01/2028	DKK	200	23
Series 01eE, Reg. S, 1.50%, 10/01/2053	DKK	22,755	2,246
Series 13H, Reg. S, 2.00%, 01/01/2025	DKK	300	39
Series 13H, Reg. S, 2.00%, 01/01/2026	DKK	1,000	126
Oesterreichische Kontrollbank AG, (Austria),
Reg. S, 0.00%, 10/08/2026	EUR	150	131
Reg. S, 0.25%, 09/26/2024	EUR	300	280
OP Mortgage Bank, (Finland),
Reg. S, 0.25%, 03/13/2024	EUR	100	95
Reg. S, 0.63%, 02/15/2029	EUR	100	84
Reg. S, 1.00%, 11/28/2024	EUR	150	142
Reg. S, 1.00%, 10/05/2027	EUR	100	89
Pfandbriefbank schweizerischer Hypothekarinstitute AG, (Switzerland),
Series 670, Reg. S, 0.00%, 07/29/2024	CHF	350	345
Series 680, Reg. S, 0.00%, 03/30/2026	CHF	200	191
Series 682, Reg. S, 0.00%, 04/06/2027	CHF	100	93
Series 683, Reg. S, 0.00%, 02/25/2028	CHF	200	184
Series 695, Reg. S, 0.00%, 10/26/2029	CHF	200	177

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.00%, 02/26/2030	CHF	800	699
Series 697, Reg. S, 0.00%, 05/20/2041	CHF	200	138
Series 684, Reg. S, 0.00%, 05/10/2045	CHF	150	98
Series 678, Reg. S, 0.00%, 08/26/2049	CHF	75	46
Series 701, Reg. S, 0.13%, 06/20/2031	CHF	50	43
Series 696, Reg. S, 0.13%, 11/19/2032	CHF	100	83
Series 703, Reg. S, 0.38%, 01/24/2042	CHF	50	37
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, (Switzerland),
Series 485, Reg. S, 0.00%, 10/02/2026	CHF	400	379
Series 483, Reg. S, 0.00%, 01/27/2027	CHF	900	849
Series 524, Reg. S, 0.00%, 06/21/2028	CHF	50	46
Series 528, Reg. S, 0.00%, 03/15/2030	CHF	50	44
Series 526, Reg. S, 0.00%, 07/19/2030	CHF	75	65
Series 538, Reg. S, 0.00%, 07/25/2031	CHF	200	169
Series 530, Reg. S, 0.00%, 03/18/2033	CHF	120	97
Series 531, Reg. S, 0.00%, 02/15/2036	CHF	255	191
Series 536, Reg. S, 0.20%, 06/12/2035	CHF	50	39
Prima Banka Slovensko A/S, (Slovakia), Reg. S, 0.01%, 09/14/2027	EUR	100	84
Raiffeisen Bank International AG, (Austria), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.20%), 7.38%, 12/20/2032 (aa)	EUR	400	376
Raiffeisenlandesbank Niederoesterreich-Wien AG, (Austria), Reg. S, 0.63%, 08/28/2026	EUR	200	179
Raiffeisenlandesbank Oberoesterreich AG, (Austria),
Reg. S, 0.88%, 07/12/2028	EUR	100	86
Reg. S, 1.25%, 04/26/2027	EUR	100	91
Rheinland-Pfalz Bank, (Germany), SUB, 6.88%, 02/23/2028 (e)		200	220
Royal Bank of Canada, (Canada),
Reg. S, 0.01%, 10/05/2028	EUR	100	81
Reg. S, 0.13%, 04/26/2027	EUR	100	86
Reg. S, 0.25%, 01/29/2024	EUR	100	95
Reg. S, 0.25%, 05/02/2024	EUR	700	655
Reg. S, 0.63%, 09/10/2025	EUR	100	92
1.15%, 06/10/2025		100	90
Reg. S, 2.38%, 09/13/2027	EUR	150	142
3.63%, 05/04/2027		90	83
Santander Consumer Bank A/S, (Norway),
Reg. S, 0.13%, 02/25/2025	EUR	2,700	2,432
Reg. S, 0.75%, 03/01/2023	EUR	2,000	1,950
Santander Holdings USA, Inc., 3.45%, 06/02/2025		45	42
Santander UK Group Holdings plc, (United Kingdom),
Reg. S, (EUR Swap Rate 1 Year + 0.80%), 0.60%, 09/13/2029 (aa)	EUR	1,050	786
(United States SOFR + 0.79%), 1.09%, 03/15/2025 (aa)		200	185
Santander UK plc, (United Kingdom),
Reg. S, 1.25%, 09/18/2024	EUR	100	95
Reg. S, 5.75%, 03/02/2026	GBP	100	112
Skandinaviska Enskilda Banken AB, (Sweden),
Reg. S, 0.05%, 07/01/2024	EUR	775	722
Reg. S, 0.25%, 05/19/2023	EUR	325	314

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Series 581, Reg. S, 0.50%, 12/16/2026	SEK	2,000	157
Reg. S, 0.75%, 06/28/2027	EUR	100	88
Series 576, Reg. S, 1.00%, 12/20/2023	SEK	2,000	176
Series 579, Reg. S, 1.00%, 12/18/2024	SEK	2,000	171
Reg. S, (EUR Swap Rate 5 Year + 1.35%), 1.38%, 10/31/2028 (aa)	EUR	425	403
Series 601, Reg. S, 3.00%, 12/06/2027	SEK	2,000	172
Series 578, Reg. S, 4.25%, 12/01/2023	SEK	500	46
Societe Generale SA, (France),
Reg. S, 0.25%, 07/08/2027	EUR	1,500	1,247
Reg. S, 0.75%, 01/25/2027	EUR	1,700	1,419
Reg. S, 1.13%, 01/23/2025	EUR	100	92
Reg. S, (ICE LIBOR EUR 3 Month + 1.50%), 1.13%, 04/21/2026 (aa)	EUR	1,500	1,362
Reg. S, 1.25%, 12/07/2027	GBP	500	414
Reg. S, 1.25%, 06/12/2030	EUR	500	377
(CMT Index 1 Year + 1.05%), 2.23%, 01/21/2026 (e) (aa)		2,850	2,570
2.63%, 01/22/2025 (e)		750	694
(CMT Index 1 Year + 1.30%), 2.80%, 01/19/2028 (e) (aa)		2,595	2,189
SpareBank 1 Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/22/2027	EUR	100	85
Reg. S, 0.38%, 06/26/2024	EUR	100	94
Reg. S, 1.00%, 01/30/2029	EUR	100	86
Reg. S, 1.75%, 05/11/2032	EUR	100	86
Sparebank 1 Oestlandet, (Norway), Reg. S, 0.25%, 09/30/2024	EUR	600	553
SpareBank 1 SR-Bank ASA, (Norway), Reg. S, 0.63%, 03/25/2024	EUR	700	660
Sparebanken Soer Boligkreditt A/S, (Norway), Reg. S, 0.50%, 02/06/2026	EUR	100	90
SR-Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 03/10/2031	EUR	100	75
Reg. S, 0.75%, 10/17/2025	EUR	100	92
Stadshypotek AB, (Sweden),
Reg. S, 0.01%, 11/24/2028	EUR	100	81
Series 1591, Reg. S, 0.50%, 06/01/2026	SEK	2,000	160
Series 1590, Reg. S, 1.00%, 09/03/2025	SEK	2,000	167
Series 1592, Reg. S, 1.00%, 03/01/2027	SEK	2,000	159
Series 1588, Reg. S, 1.50%, 03/01/2024	SEK	2,000	177
Series 1589, Reg. S, 1.50%, 12/03/2024	SEK	2,000	173
Series 1594, Reg. S, 2.00%, 09/01/2028	SEK	2,000	162
Reg. S, 2.63%, 09/27/2029	EUR	100	95
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 1.00%), 1.46%, 01/14/2027 (e) (aa)		1,200	1,016
(CMT Index 1 Year + 1.18%), 2.61%, 01/12/2028 (e) (aa)		2,600	2,202
State Street Corp., (United States SOFR + 1.73%), 4.16%, 08/04/2033 (aa)		275	248
Sumitomo Mitsui Banking Corp., (Japan), Reg. S, 0.55%, 11/06/2023	EUR	100	96
Sumitomo Mitsui Financial Group, Inc., (Japan),
1.90%, 09/17/2028		200	160
2.70%, 07/16/2024		3,700	3,534

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Sumitomo Mitsui Trust Bank Ltd., (Japan), Reg. S, 0.01%, 10/15/2027	EUR	100	83
SVB Financial Group, 1.80%, 02/02/2031		28	20
Svenska Handelsbanken AB, (Sweden), Reg. S, 0.50%, 02/18/2030	EUR	975	728
Sveriges Sakerstallda Obligationer AB, (Sweden),
Reg. S, 0.01%, 03/14/2030	EUR	100	78
Series 148, Reg. S, 0.25%, 06/09/2027	SEK	2,000	152
Series 146, Reg. S, 0.50%, 06/11/2025	SEK	2,000	166
Reg. S, 0.63%, 10/30/2025	EUR	100	92
Series 147, Reg. S, 2.00%, 06/17/2026	SEK	2,000	169
Swedbank AB, (Sweden),
Reg. S, 0.75%, 05/05/2025	EUR	700	643
Reg. S, (EUR Swap Rate 5 Year + 1.28%), 1.50%, 09/18/2028 (aa)	EUR	1,900	1,801
Tesco Personal Finance Group plc, (United Kingdom), Reg. S, 3.50%, 07/25/2025	GBP	100	100
Toronto-Dominion Bank (The), (Canada),
Reg. S, 0.25%, 03/26/2024	EUR	100	95
Reg. S, 0.38%, 04/27/2023	EUR	100	97
Reg. S, 0.86%, 03/24/2027	EUR	100	89
1.25%, 09/10/2026		20	17
Reg. S, 1.71%, 07/28/2025	EUR	100	95
Reg. S, 1.95%, 04/08/2030	EUR	700	582
2.35%, 03/08/2024		180	174
4.29%, 09/13/2024		105	103
4.46%, 06/08/2032		100	91
4.69%, 09/15/2027		2,135	2,062
Truist Financial Corp.,
1.20%, 08/05/2025		160	144
3.88%, 03/19/2029		1,400	1,265
UBS Group AG, (Switzerland),
Reg. S, (EUR Swap Rate 1 Year + 0.77%), 0.25%, 11/05/2028 (aa)	EUR	1,200	946
Reg. S, (EUR Swap Rate 1 Year + 0.75%), 1.25%, 04/17/2025 (aa)	EUR	200	188
Reg. S, 1.75%, 11/16/2022	EUR	1,450	1,422
(CMT Index 1 Year + 1.10%), 2.75%, 02/11/2033 (e) (aa)		2,000	1,485
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.15%), 2.75%, 06/15/2027 (aa)	EUR	2,000	1,848
UniCredit Bank AG, (Germany),
Reg. S, 0.01%, 09/15/2028	EUR	50	41
Reg. S, 0.01%, 03/10/2031	EUR	125	94
Reg. S, 0.25%, 01/15/2032	EUR	50	38
Reg. S, 0.85%, 05/22/2034	EUR	50	38
Reg. S, 0.88%, 01/11/2029	EUR	100	86
Reg. S, 1.88%, 04/09/2024	EUR	100	97
Reg. S, 2.63%, 04/27/2028	EUR	100	96
UniCredit Bank Austria AG, (Austria), Reg. S, 0.05%, 09/21/2035	EUR	100	65
UniCredit SpA, (Italy),
Reg. S, 0.38%, 10/31/2026	EUR	100	88
Reg. S, (ICE LIBOR EUR 3 Month + 1.35%), 1.20%, 01/20/2026 (aa)	EUR	1,175	1,047

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(CMT Index 1 Year + 2.30%), 2.57%, 09/22/2026 (e) (aa)		3,000	2,571
United Overseas Bank Ltd., (Singapore),
Reg. S, 0.01%, 12/01/2027	EUR	100	84
Reg. S, 0.39%, 03/17/2025	EUR	100	92
US Bancorp,
0.85%, 06/07/2024	EUR	700	658
(CMT Index 5 Year + 2.54%), 3.70%, 01/15/2027 (x) (aa)		2,300	1,736
(United States SOFR + 1.66%), 4.55%, 07/22/2028 (aa)		100	97
Valiant Bank AG, (Switzerland), Reg. S, 0.00%, 07/31/2029	CHF	50	43
Virgin Money UK plc, (United Kingdom),
Reg. S, (EUR Swap Rate 1 Year + 0.85%), 0.38%, 05/27/2024 (aa)	EUR	225	215
Reg. S, (UK Gilts 1 Year + 2.80%), 4.00%, 09/25/2026 (aa)	GBP	100	99
Reg. S, (UK Gilts 5 Year + 5.25%), 5.13%, 12/11/2030 (aa)	GBP	500	495
Vseobecna Uverova Banka A/S, (Slovakia), Reg. S, 0.25%, 03/26/2024	EUR	100	94
Wells Fargo & Co.,
Reg. S, 2.13%, 09/24/2031	GBP	500	389
(United States SOFR + 1.09%), 2.41%, 10/30/2025 (aa)		92	86
(United States SOFR + 2.53%), 3.07%, 04/30/2041 (aa)		2,060	1,412
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 06/17/2027 (aa)		1,590	1,446
3.90%, 05/01/2045		20	15
(United States SOFR + 1.32%), 3.91%, 04/25/2026 (aa)		265	253
(United States SOFR + 1.56%), 4.54%, 08/15/2026 (aa)		65	63
(United States SOFR + 2.13%), 4.61%, 04/25/2053 (aa)		745	607
4.75%, 12/07/2046		95	76
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)		1,160	1,107
Reg. S, 4.88%, 11/29/2035	GBP	500	437
(United States SOFR + 2.10%), 4.90%, 07/25/2033 (aa)		255	234
(United States SOFR + 4.50%), 5.01%, 04/04/2051 (aa)		70	60
5.61%, 01/15/2044		24	22
Westpac Banking Corp., (Australia),
Reg. S, 0.01%, 09/22/2028	EUR	100	81
Reg. S, 0.38%, 04/02/2026	EUR	100	89
Reg. S, 1.08%, 04/05/2027	EUR	100	90
Wirtschafts- und Infrastrukturbank Hessen, (Germany), 0.88%, 06/14/2028	EUR	100	88
Zuercher Kantonalbank, (Switzerland), Series 150, Reg. S, 0.10%, 03/31/2031	CHF	240	205

			341,017

Diversified Financial Services — 0.6%
Aareal Bank AG, (Germany),
Series 236, Reg. S, 0.01%, 02/01/2028	EUR	100	84
Reg. S, 1.38%, 02/01/2029	EUR	100	88
Reg. S, 4.50%, 07/25/2025	EUR	2,300	2,215
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.50%, 09/15/2023		150	148
Affordable Housing Finance plc, (United Kingdom), Reg. S, 2.89%, 08/11/2043	GBP	100	82
American Express Co.,
2.25%, 03/04/2025		125	117

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
3.38%, 05/03/2024		5,040	4,916
3.95%, 08/01/2025		70	68
Arkea Home Loans SFH SA, (France), Reg. S, 0.38%, 03/04/2024	EUR	100	95
Artesian Finance II plc, (United Kingdom), 6.00%, 09/30/2033	GBP	50	57
Aspire Defence Finance plc, (United Kingdom), Series B, 4.67%, 03/31/2040	GBP	41	42
AXA Bank Europe SCF, (France),
Reg. S, 0.01%, 01/22/2027	EUR	100	86
Reg. S, 0.50%, 04/18/2025	EUR	100	93
AXA Home Loan SFH SA, (France), Reg. S, 0.13%, 06/25/2035	EUR	100	66
AYT Cedulas Cajas Global FTA, (Spain), Series 3, 3.75%, 12/14/2022	EUR	100	98
AyT Cedulas Cajas X Fondo de Titulizacion de Activos, (Spain), Series X, 3.75%, 06/30/2025	EUR	100	99
BPCE SFH SA, (France),
Reg. S, 0.01%, 10/16/2028	EUR	100	82
Reg. S, 0.01%, 05/27/2030	EUR	100	77
Reg. S, 0.01%, 01/29/2036	EUR	100	63
Reg. S, 0.13%, 12/03/2030	EUR	100	77
Reg. S, 0.63%, 09/22/2027	EUR	100	87
Reg. S, 0.75%, 09/02/2025	EUR	100	92
Reg. S, 1.13%, 04/12/2030	EUR	100	85
Reg. S, 1.75%, 05/27/2032	EUR	100	86
Reg. S, 2.38%, 11/29/2023	EUR	200	196
Brookfield Finance, Inc., (Canada),
3.50%, 03/30/2051		40	25
4.00%, 04/01/2024		40	40
Caisse de Refinancement de l’Habitat SA, (France),
Reg. S, 0.01%, 10/08/2029	EUR	100	79
Reg. S, 0.13%, 04/30/2027	EUR	100	86
Reg. S, 2.38%, 03/05/2024	CHF	50	51
3.90%, 10/20/2023	EUR	100	100
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (e)		2,055	1,906
Capital One Financial Corp.,
0.80%, 06/12/2024	EUR	425	394
(United States SOFR + 2.16%), 4.99%, 07/24/2026 (aa)		35	34
Cedulas TDA 6 Fondo de Titulizacion de Activos, (Spain), Series A6, 3.88%, 05/23/2025	EUR	100	100
Charles Schwab Corp. (The), 1.15%, 05/13/2026		105	92
CME Group, Inc., 2.65%, 03/15/2032		63	52
Credit Agricole Home Loan SFH SA, (France),
Reg. S, 0.01%, 04/12/2028	EUR	200	166
Reg. S, 0.01%, 11/03/2031	EUR	100	74
Reg. S, 0.13%, 12/16/2024	EUR	100	92
Reg. S, 0.38%, 09/30/2024	EUR	100	94
Reg. S, 0.50%, 02/19/2026	EUR	100	90
Reg. S, 0.88%, 08/11/2028	EUR	200	173
Reg. S, 0.88%, 05/06/2034	EUR	100	75
2.13%, 01/07/2030	EUR	100	92

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Credit Agricole Public Sector SCF SA, (France), Reg. S, 0.88%, 08/02/2027	EUR	100	89
Credit Mutuel Home Loan SFH SA, (France),
Reg. S, 0.75%, 09/15/2027	EUR	100	88
Reg. S, 0.88%, 03/04/2032	EUR	100	79
Reg. S, 1.00%, 01/30/2029	EUR	100	86
Reg. S, 2.38%, 02/08/2028	EUR	100	95
Reg. S, 4.13%, 01/19/2024	EUR	100	100
Danmarks Skibskredit A/S, (Denmark), Reg. S, 0.13%, 03/20/2025	EUR	100	91
DLR Kredit A/S, (Denmark), Series B, Reg. S, 1.00%, 10/01/2022	DKK	300	40
Harbour Funding plc, (United Kingdom), Reg. S, 5.28%, 03/31/2034	GBP	25	26
HSBC SFH France SA, (France), Reg. S, 0.75%, 03/22/2027	EUR	100	89
Hypo Tirol Bank AG, (Austria), Reg. S, 0.01%, 03/11/2031	EUR	100	75
Intercontinental Exchange, Inc.,
3.65%, 05/23/2025		40	39
4.00%, 09/15/2027		2,100	1,990
Jefferies Group LLC, 2.75%, 10/15/2032		1,420	1,011
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 2.63%, 10/15/2031		1,250	906
Jyske Realkredit A/S, (Denmark),
Reg. S, 0.01%, 10/01/2027	EUR	100	84
Series 32lE, Reg. S, 1.00%, 04/01/2023	DKK	200	26
Reg. S, 1.00%, 10/01/2024	DKK	100	13
Series 32IE, Reg. S, 1.00%, 04/01/2025	DKK	400	50
Reg. S, 1.50%, 10/01/2053	DKK	1,179	113
La Banque Postale Home Loan SFH SA, (France),
Reg. S, 0.50%, 01/30/2026	EUR	100	90
Reg. S, 1.00%, 10/04/2028	EUR	100	87
Reg. S, 2.38%, 01/15/2024	EUR	100	98
Lansforsakringar Hypotek AB, (Sweden),
Reg. S, 1.38%, 05/31/2027	EUR	100	91
Series 516, Reg. S, 1.25%, 09/20/2023	SEK	1,000	89
Series 517, Reg. S, 1.50%, 09/18/2024	SEK	600	52
Series 518, Reg. S, 1.25%, 09/17/2025	SEK	1,000	84
Series 519, Reg. S, 1.50%, 09/16/2026	SEK	900	74
Series 520, Reg. S, 1.00%, 09/15/2027	SEK	1,000	78
Series 521, Reg. S, 0.50%, 09/20/2028	SEK	700	52
London Stock Exchange Group plc, (United Kingdom), Reg. S, 1.75%, 12/06/2027	EUR	800	712
Mastercard, Inc.,
2.10%, 12/01/2027	EUR	1,025	951
3.30%, 03/26/2027		80	75
3.85%, 03/26/2050		40	32
MMB SCF SACA, (France), Reg. S, 0.01%, 09/20/2031	EUR	100	73
Nasdaq, Inc.,
0.88%, 02/13/2030	EUR	1,150	865
0.90%, 07/30/2033	EUR	500	329
1.75%, 03/28/2029	EUR	700	578
Navient Solutions LLC, Zero Coupon, 10/03/2022		1,711	1,711

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Nomura Holdings, Inc., (Japan),
1.85%, 07/16/2025		1,955	1,764
2.61%, 07/14/2031		1,255	930
3.00%, 01/22/2032		1,320	993
5.10%, 07/03/2025		2,300	2,264
Nordea Kredit Realkreditaktieselskab, (Denmark),
Series CT2, Reg. S, 1.00%, 10/01/2022 (e)	DKK	400	53
Reg. S, 1.00%, 10/01/2024 (e)	DKK	500	63
Series CC2, Reg. S, 1.00%, 04/01/2025 (e)	DKK	200	25
Reg. S, 1.00%, 04/01/2026 (e)	DKK	500	61
1.00%, 10/01/2026	DKK	500	60
Series CC2, Reg. S, 1.00%, 04/01/2027 (e)	DKK	500	59
Series CC2, 1.50%, 10/01/2053	DKK	590	56
Private Export Funding Corp.,
0.55%, 07/30/2024 (e)		300	280
Series PP, 1.40%, 07/15/2028		775	659
Programa Cedulas TDA Fondo de Titulizacion de Activos, (Spain),
Series A6, 4.25%, 04/10/2031	EUR	100	104
Prs Finance plc, (United Kingdom),
Reg. S, 1.75%, 11/24/2026	GBP	189	183
Reg. S, 2.00%, 01/23/2029	GBP	700	648
Realkredit Danmark A/S, (Denmark),
Series 22S, Reg. S, 0.00%, 10/01/2040 (e)	DKK	45	4
Series 10f, Reg. S, 1.00%, 01/01/2025 (e)	DKK	700	88
Series 10F, Reg. S, 1.00%, 01/01/2026 (e)	DKK	1,300	159
Series 23S, Reg. S, 1.50%, 10/01/2053	DKK	2,553	244
Societe Generale SFH SA, (France),
Reg. S, 0.01%, 10/29/2029	EUR	100	79
Reg. S, 0.50%, 06/02/2025	EUR	100	92
Reg. S, 0.50%, 01/28/2026	EUR	100	91
Reg. S, 1.38%, 05/05/2028	EUR	100	89
Reg. S, 1.75%, 05/05/2034	EUR	100	84
Sparebanken Vest Boligkreditt A/S, (Norway),
Reg. S, 0.38%, 01/20/2032	EUR	100	76
Reg. S, 2.50%, 09/22/2027	EUR	100	95
Swedbank Hypotek AB, (Sweden),
Reg. S, 0.05%, 05/28/2025	EUR	100	91
Series 193, Reg. S, 1.00%, 12/20/2023	SEK	500	44
Series 194, Reg. S, 1.00%, 09/18/2024	SEK	2,100	181
Series 195, Reg. S, 1.00%, 06/18/2025	SEK	2,000	168
Series 196, Reg. S, 1.00%, 03/18/2026	SEK	1,000	82
Series 197, Reg. S, 1.00%, 03/17/2027	SEK	700	56
THFC Funding No. 1 plc, (United Kingdom), Reg. S, 5.13%, 12/21/2035	GBP	50	52
Visa, Inc.,
1.50%, 06/15/2026	EUR	4,800	4,435
2.00%, 06/15/2029	EUR	4,100	3,677
2.70%, 04/15/2040		130	94

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Wellcome Trust Finance plc, (United Kingdom), Reg. S, 4.63%, 07/25/2036	GBP	225	235
Western Union Co. (The), 1.35%, 03/15/2026		1,900	1,638

			44,281

Insurance — 0.6%
Aflac, Inc., 4.75%, 01/15/2049		100	88
AIA Group Ltd., (Hong Kong), Reg. S, (EUR Swap Rate 5 Year + 1.10%), 0.88%, 09/09/2033 (aa)	EUR	1,000	753
Alleghany Corp.,
3.25%, 08/15/2051		135	91
3.63%, 05/15/2030		50	45
Allianz SE, (Germany), Reg. S, (ICE EURIBOR Swap Rate 10 Year + 3.20%), 3.38%, 09/18/2024 (x) (aa)	EUR	2,400	2,227
Aon Corp., 2.80%, 05/15/2030		50	41
Aon Corp. / Aon Global Holdings PLC, 2.90%, 08/23/2051		20	12
Aon Global Ltd., (United Kingdom), 4.60%, 06/14/2044		10	9
Aquarius & Investments plc for Zurich Insurance Co. Ltd., (Ireland), Reg. S, (ICE LIBOR EUR 3 Month + 3.45%), 4.25%, 10/02/2043 (aa)	EUR	100	98
Arthur J Gallagher & Co., 3.05%, 03/09/2052		70	43
Assicurazioni Generali SpA, (Italy),
Reg. S, 3.88%, 01/29/2029	EUR	500	433
Reg. S, 4.13%, 05/04/2026	EUR	100	95
Assurant, Inc., 2.65%, 01/15/2032		245	180
Athene Global Funding,
Reg. S, 1.24%, 04/08/2024	EUR	1,300	1,227
2.50%, 01/14/2025 (e)		20	19
Athene Holding Ltd., (Bermuda), 3.95%, 05/25/2051		15	10
Aviva plc, (United Kingdom),
Reg. S, (UK Gilts 5 Year + 4.70%), 4.00%, 06/03/2055 (aa)	GBP	425	315
Reg. S, (UK Gilts 5 Year + 2.85%), 6.13%, 11/14/2036 (aa)	GBP	230	236
AXA SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 2.40%), 1.38%, 10/07/2041 (aa)	EUR	625	434
Reg. S, (ICE LIBOR EUR 3 Month + 3.75%), 3.38%, 07/06/2047 (aa)	EUR	1,000	898
Reg. S, (ICE LIBOR EUR 3 Month + 3.60%), 4.25%, 03/10/2043 (aa)	EUR	600	510
Reg. S, (SONIA Interest Rate Benchmark + 2.87%), 6.69%, 07/06/2026 (x) (aa)	GBP	375	400
Berkshire Hathaway Finance Corp.,
1.50%, 03/18/2030	EUR	2,200	1,805
2.38%, 06/19/2039	GBP	425	305
2.85%, 10/15/2050		15	9
3.85%, 03/15/2052		85	65
4.20%, 08/15/2048		25	21
Berkshire Hathaway, Inc., 0.00%, 03/12/2025	EUR	1,000	909
BNP Paribas Cardif SA, (France), Reg. S, 1.00%, 11/29/2024	EUR	1,000	917
Brown & Brown, Inc.,
4.20%, 09/15/2024		10	10
4.95%, 03/17/2052		98	79
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, (France), Reg. S, 0.75%, 07/07/2028	EUR	1,500	1,133

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Chubb INA Holdings, Inc., 1.55%, 03/15/2028	EUR	2,000	1,744
CNA Financial Corp., 2.05%, 08/15/2030		2,500	1,907
Corebridge Financial, Inc.,
3.50%, 04/04/2025 (e)		100	95
4.35%, 04/05/2042 (e)		155	119
Credit Agricole Assurances SA, (France), Reg. S, (EUR Swap Rate 5 Year + 4.35%), 4.50%, 10/14/2025 (x) (aa)	EUR	100	93
Enstar Group Ltd., (Bermuda),
3.10%, 09/01/2031		140	99
4.95%, 06/01/2029		10	9
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/2050		745	493
Fairfax Financial Holdings Ltd., (Canada),
3.38%, 03/03/2031		2,000	1,614
5.63%, 08/16/2032 (e)		1,100	1,014
Groupe des Assurances du Credit Mutuel SADIR, (France), Reg. S, (ICE LIBOR EUR 3 Month + 2.65%), 1.85%, 04/21/2042 (aa)	EUR	600	417
Jackson Financial, Inc., 4.00%, 11/23/2051		5	3
Legal & General Finance plc, (United Kingdom), Reg. S, 5.88%, 04/05/2033	GBP	225	246
Legal & General Group plc, (United Kingdom),
Reg. S, (UK Gilts 5 Year + 5.25%), 4.50%, 11/01/2050 (aa)	GBP	425	364
Reg. S, (UK Gilts 5 Year + 4.65%), 5.13%, 11/14/2048 (aa)	GBP	300	280
Liberty Mutual Finance Europe DAC, (Ireland), Reg. S, 1.75%, 03/27/2024	EUR	2,000	1,912
Liberty Mutual Group, Inc.,
3.95%, 10/15/2050 (e)		830	558
5.50%, 06/15/2052 (e)		495	427
Loews Corp., 3.20%, 05/15/2030		10	9
M&G plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.16%), 5.56%, 07/20/2055 (aa)	GBP	425	354
Markel Corp.,
3.45%, 05/07/2052		1,000	661
3.50%, 11/01/2027		5	5
Marsh & McLennan Cos., Inc.,
1.98%, 03/21/2030	EUR	3,150	2,622
2.90%, 12/15/2051		40	25
4.20%, 03/01/2048		150	119
4.75%, 03/15/2039		179	161
4.90%, 03/15/2049		105	93
MetLife, Inc., 5.00%, 07/15/2052		75	68
Metropolitan Life Global Funding I,
Reg. S, 0.38%, 04/09/2024	EUR	1,125	1,060
Reg. S, 0.55%, 06/16/2027	EUR	775	660
Reg. S, 1.63%, 09/21/2029	GBP	1,125	944
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (Germany),
Reg. S, (ICE LIBOR EUR 3 Month + 2.10%), 1.00%, 05/26/2042 (aa)	EUR	300	196
Reg. S, (ICE LIBOR EUR 3 Month + 2.55%), 1.25%, 05/26/2041 (aa)	EUR	500	350
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, (France), Reg. S, 0.63%, 06/21/2027	EUR	1,000	793

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
NN Group NV, (Netherlands), Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 4.50%, 01/15/2026 (x) (aa)	EUR	1,350	1,228
Pension Insurance Corp. plc, (United Kingdom), Reg. S, 5.63%, 09/20/2030	GBP	1,121	1,002
Phoenix Group Holdings plc, (United Kingdom),
Reg. S, 5.63%, 04/28/2031	GBP	1,400	1,230
Reg. S, 6.63%, 12/18/2025	GBP	425	443
Principal Financial Group, Inc., 3.10%, 11/15/2026		1,400	1,283
Progressive Corp. (The),
3.70%, 03/15/2052		30	22
4.13%, 04/15/2047		20	17
Sampo OYJ, (Finland),
Reg. S, (ICE LIBOR EUR 3 Month + 3.60%), 2.50%, 09/03/2052 (aa)	EUR	525	375
Reg. S, (ICE LIBOR EUR 3 Month + 4.05%), 3.38%, 05/23/2049 (aa)	EUR	675	564
Unum Group,
4.00%, 06/15/2029		1,700	1,507
4.13%, 06/15/2051		900	600
W R Berkley Corp.,
3.55%, 03/30/2052		20	14
4.00%, 05/12/2050		700	528
Willis North America, Inc.,
2.95%, 09/15/2029		50	41
3.60%, 05/15/2024		100	97
Zurich Finance Ireland Designated Activity Co., (Ireland), Reg. S, (UK Gilts 5 Year + 4.10%), 5.13%, 11/23/2052 (aa)	GBP	825	759

			42,641

Investment Companies — 0.1%
Ares Capital Corp.,
2.15%, 07/15/2026		330	277
3.25%, 07/15/2025		90	82
3.88%, 01/15/2026		37	34
4.25%, 03/01/2025		90	85
Bain Capital Specialty Finance, Inc., 2.95%, 03/10/2026		85	73
Barings BDC, Inc., 3.30%, 11/23/2026 (e)		20	17
Blackstone Private Credit Fund, 3.25%, 03/15/2027		45	37
Blackstone Secured Lending Fund, 2.85%, 09/30/2028		23	17
FS KKR Capital Corp.,
2.63%, 01/15/2027		245	198
3.25%, 07/15/2027		80	66
3.40%, 01/15/2026		129	114
Golub Capital BDC, Inc., 2.50%, 08/24/2026		42	35
Investor AB, (Sweden),
Reg. S, 0.38%, 10/29/2035	EUR	425	262
Reg. S, 1.50%, 09/12/2030	EUR	700	583
Main Street Capital Corp., 3.00%, 07/14/2026		155	130
MDGH GMTN RSC Ltd., (United Arab Emirates), Reg. S, 1.00%, 03/10/2034	EUR	300	214

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Investment Companies — continued
Prospect Capital Corp.,
3.36%, 11/15/2026		75	62
3.44%, 10/15/2028		80	58
Wendel SE, (France), Reg. S, 1.00%, 06/01/2031	EUR	2,300	1,571

			3,915

Private Equity — 0.0% (g)
3i Group plc, (United Kingdom), Reg. S, 5.75%, 12/03/2032	GBP	350	356

Real Estate — 0.3%
Blackstone Property Partners Europe Holdings Sarl, (Luxembourg),
Reg. S, 0.50%, 09/12/2023	EUR	2,200	2,075
Reg. S, 1.75%, 03/12/2029	EUR	2,500	1,874
Reg. S, 2.00%, 02/15/2024	EUR	500	469
Reg. S, 2.63%, 10/20/2028	GBP	575	467
Broadgate Financing plc, (United Kingdom), Series A4, Reg. S, 4.82%, 07/05/2033	GBP	50	51
CBRE Services, Inc.,
2.50%, 04/01/2031		475	361
4.88%, 03/01/2026		20	20
Citycon Treasury BV, (Netherlands), Reg. S, 2.50%, 10/01/2024	EUR	1,575	1,457
Clarion Funding plc, (United Kingdom), Reg. S, 2.63%, 01/18/2029	GBP	100	92
CTP NV, (Netherlands),
Reg. S, 0.63%, 11/27/2023	EUR	750	692
Reg. S, 0.63%, 09/27/2026	EUR	1,800	1,416
Reg. S, 1.25%, 06/21/2029	EUR	300	206
Fastighets AB Balder, (Sweden), Reg. S, 1.88%, 01/23/2026	EUR	1,000	822
Heimstaden Bostad AB, (Sweden), Reg. S, 1.13%, 01/21/2026	EUR	1,200	1,010
HOWOGE Wohnungs-baugesellschaft mbH, (Germany), Reg. S, 1.13%, 11/01/2033	EUR	100	70
Logicor 2019-1 UK plc, (United Kingdom), Reg. S, 1.88%, 11/17/2026	GBP	425	397
Logicor Financing Sarl, (Luxembourg),
Reg. S, 0.75%, 07/15/2024	EUR	1,500	1,371
Reg. S, 1.50%, 07/13/2026	EUR	1,200	1,026
London & Quadrant Housing Trust, (United Kingdom),
Reg. S, 2.00%, 10/20/2038	GBP	425	279
Reg. S, 2.63%, 02/28/2028	GBP	625	587
Reg. S, 2.75%, 07/20/2057	GBP	225	143
Meadowhall Finance plc, (United Kingdom), Series A1, Reg. S, 4.99%, 01/12/2032	GBP	29	29
Notting Hill Genesis, (United Kingdom), Reg. S, 2.00%, 06/03/2036	GBP	300	210
Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada),
2.50%, 10/15/2031 (e)		580	453
4.13%, 02/01/2029 (e)		2,100	1,941
Orbit Capital plc, (United Kingdom), Reg. S, 3.38%, 06/14/2048	GBP	425	319
P3 Group Sarl, (Luxembourg), Reg. S, 0.88%, 01/26/2026	EUR	490	401
Samhallsbyggnadsbolaget i Norden AB, (Sweden),
Reg. S, 1.00%, 08/12/2027	EUR	775	518
Reg. S, 1.75%, 01/14/2025	EUR	850	690
Sinochem Offshore Capital Co. Ltd., (British Virgin Islands), Reg. S, 0.75%, 11/25/2025	EUR	500	438

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
Telereal Securitisation plc, (United Kingdom), Series B4, 6.16%, 12/10/2031	GBP	44	47
Tesco Property Finance 1 plc, (United Kingdom), Reg. S, 7.62%, 07/13/2039	GBP	81	92
Tesco Property Finance 3 plc, (United Kingdom), Reg. S, 5.74%, 04/13/2040	GBP	46	45
Trafford Centre Finance Ltd. (The), (Cayman Islands), Series A2, Reg. S, 6.50%, 07/28/2033	GBP	35	38
VGP NV, (Belgium), Reg. S, 1.63%, 01/17/2027	EUR	700	549
Vonovia Finance BV, (Netherlands),
Reg. S, 0.63%, 07/09/2026	EUR	300	254
Reg. S, 0.88%, 07/03/2023	EUR	100	96
Reg. S, 1.00%, 01/28/2041	EUR	1,100	523
Reg. S, 1.63%, 04/07/2024	EUR	500	475
Vonovia SE, (Germany), Reg. S, 0.75%, 09/01/2032	EUR	1,700	1,083

			23,086

REITS — 0.7%
Aedifica SA, (Belgium), Reg. S, 0.75%, 09/09/2031	EUR	600	381
Altarea SCA, (France), Reg. S, 1.75%, 01/16/2030	EUR	200	124
American Tower Corp.,
1.38%, 04/04/2025	EUR	1,050	972
2.70%, 04/15/2031		50	39
2.95%, 01/15/2051		117	70
3.65%, 03/15/2027		270	247
Brixmor Operating Partnership LP,
4.05%, 07/01/2030		1,175	990
4.13%, 06/15/2026		2,300	2,152
4.13%, 05/15/2029		875	760
Camden Property Trust, 3.35%, 11/01/2049		10	7
Crown Castle, Inc.,
1.05%, 07/15/2026		120	101
1.35%, 07/15/2025		200	180
2.50%, 07/15/2031		10	8
2.90%, 04/01/2041		120	78
3.25%, 01/15/2051		45	28
5.20%, 02/15/2049		70	60
EPR Properties, 3.60%, 11/15/2031		55	39
Equinix, Inc.,
1.00%, 03/15/2033	EUR	1,000	689
2.63%, 11/18/2024		85	81
ERP Operating LP, 2.85%, 11/01/2026		50	46
Extra Space Storage LP, 2.35%, 03/15/2032		165	122
GLP Capital LP / GLP Financing II, Inc.,
3.25%, 01/15/2032		780	587
3.35%, 09/01/2024		20	19
5.30%, 01/15/2029		135	123
5.38%, 11/01/2023		30	30
5.38%, 04/15/2026		1,500	1,435
5.75%, 06/01/2028		60	56

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
Goodman Australia Finance Pty Ltd., (Australia), Reg. S, 1.38%, 09/27/2025	EUR	658	592
Hammerson plc, (United Kingdom), Reg. S, 7.25%, 04/21/2028	GBP	400	379
Healthpeak Properties, Inc., 3.00%, 01/15/2030		1,400	1,170
Host Hotels & Resorts LP,
Series J, 2.90%, 12/15/2031		415	304
Series I, 3.50%, 09/15/2030		80	64
Invitation Homes Operating Partnership LP, 2.00%, 08/15/2031		50	36
Kimco Realty Corp., 2.70%, 10/01/2030		1,900	1,531
Life Storage LP,
3.50%, 07/01/2026		255	240
3.88%, 12/15/2027		50	46
MPT Operating Partnership LP / MPT Finance Corp., 0.99%, 10/15/2026	EUR	1,650	1,311
National Health Investors, Inc., 3.00%, 02/01/2031		120	84
Office Properties Income Trust, 3.45%, 10/15/2031		38	23
Omega Healthcare Investors, Inc.,
3.25%, 04/15/2033		85	60
4.50%, 04/01/2027		16	15
Prologis Euro Finance LLC, 0.25%, 09/10/2027	EUR	3,725	3,043
Prologis LP,
2.25%, 06/30/2029	GBP	1,600	1,398
4.63%, 01/15/2033		1,850	1,758
Public Storage,
0.88%, 02/15/2026		50	44
2.25%, 11/09/2031		130	102
2.30%, 05/01/2031		370	296
3.09%, 09/15/2027		110	101
3.39%, 05/01/2029		145	130
Rayonier LP, 2.75%, 05/17/2031		165	129
Realty Income Corp.,
1.63%, 12/15/2030	GBP	100	78
1.75%, 07/13/2033	GBP	1,100	789
2.85%, 12/15/2032		800	640
3.00%, 01/15/2027		2,000	1,820
3.10%, 12/15/2029		800	686
3.88%, 04/15/2025		100	97
Sabra Health Care LP, 3.20%, 12/01/2031		95	70
Segro Capital Sarl, (Luxembourg), Reg. S, 1.88%, 03/23/2030	EUR	825	659
SELP Finance Sarl, (Luxembourg), Reg. S, 3.75%, 08/10/2027	EUR	425	384
Simon International Finance SCA, (Luxembourg), Reg. S, 1.25%, 05/13/2025	EUR	425	387
Simon Property Group LP,
1.38%, 01/15/2027		70	60
2.25%, 01/15/2032		2,170	1,636
3.50%, 09/01/2025		50	48
Sun Communities Operating LP, 2.30%, 11/01/2028		160	128
Unibail-Rodamco-Westfield SE, (France), Reg. S, 1.38%, 12/04/2031	EUR	800	547
Ventas Realty LP, 4.13%, 01/15/2026		2,300	2,202

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
VICI Properties LP,
4.95%, 02/15/2030		1,645	1,487
5.63%, 05/15/2052		95	78
Welltower, Inc.,
2.75%, 01/15/2031		50	39
3.10%, 01/15/2030		2,400	1,997
4.50%, 01/15/2024		3,500	3,469
4.50%, 12/01/2034	GBP	300	266
4.80%, 11/20/2028	GBP	850	845
Weyerhaeuser Co.,
4.00%, 11/15/2029		35	31
4.00%, 04/15/2030		1,500	1,326
4.00%, 03/09/2052		30	22
WP Carey, Inc., 2.25%, 04/01/2033		1,000	710
WPC Eurobond BV, (Netherlands),
0.95%, 06/01/2030	EUR	1,800	1,252
1.35%, 04/15/2028	EUR	425	342
2.13%, 04/15/2027	EUR	600	519

			44,894

Savings & Loans — 0.0% (g)
Coventry Building Society, (United Kingdom), Reg. S, 0.01%, 07/07/2028	EUR	100	82
Nationwide Building Society, (United Kingdom),
Reg. S, 0.63%, 03/25/2027	EUR	100	88
Reg. S, 5.63%, 01/28/2026	GBP	100	112
Yorkshire Building Society, (United Kingdom), Reg. S, 0.01%, 10/13/2027	EUR	100	84

			366

Total Financial			500,556

Government — 1.9%
Multi-National — 0.9%
African Development Bank, (Supranational),
0.25%, 11/21/2024	EUR	925	860
0.50%, 03/22/2027	EUR	1,000	886
0.88%, 05/24/2028	EUR	200	176
Asian Development Bank, (Supranational),
Reg. S, 0.03%, 01/31/2030	EUR	1,850	1,468
0.35%, 07/16/2025	EUR	800	734
1.13%, 06/10/2025	GBP	1,000	1,006
1.63%, 01/24/2023		280	278
1.63%, 03/15/2024		100	96
2.63%, 01/30/2024		258	252
4.13%, 09/27/2024		25	25
Asian Infrastructure Investment Bank (The), (Supranational), 0.50%, 10/30/2024		145	134
Council Of Europe Development Bank, (Supranational),
Reg. S, 0.00%, 04/09/2027	EUR	2,000	1,729
Reg. S, 0.38%, 10/27/2022	EUR	725	710
Reg. S, 0.38%, 03/27/2025	EUR	175	162

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Multi-National — continued
Reg. S, 0.63%, 01/30/2029	EUR	800	682
Reg. S, 0.75%, 06/09/2025	EUR	50	47
Erste Abwicklungsanstalt, (Germany), Reg. S, 0.01%, 11/03/2023	EUR	1,000	954
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, (Supranational),
Reg. S, 0.25%, 04/25/2023	EUR	825	801
4.55%, 03/30/2027	CAD	300	222
5.50%, 06/07/2032	GBP	300	351
European Bank for Reconstruction & Development, (Supranational),
0.00%, 01/10/2024	EUR	2,000	1,899
0.25%, 07/10/2023		95	92
0.50%, 05/19/2025		135	122
6.45%, 12/13/2022	IDR	10,000,000	656
European Investment Bank, (Supranational),
0.00%, 10/16/2023	EUR	3,200	3,071
0.00%, 03/15/2024	EUR	300	284
0.00%, 03/25/2025	EUR	10,200	9,407
Reg. S, 0.00%, 03/13/2026	EUR	700	629
Reg. S, 0.00%, 06/17/2027	EUR	1,500	1,298
Zero Coupon, 05/28/2037 (e)	CAD	150	58
Reg. S, 0.01%, 11/15/2035	EUR	2,200	1,441
Reg. S, 0.05%, 05/24/2024	EUR	2,000	1,888
0.05%, 01/16/2030	EUR	1,500	1,205
Reg. S, 0.13%, 12/14/2026	GBP	975	884
Reg. S, 0.25%, 06/15/2040	EUR	2,050	1,244
Reg. S, 0.38%, 04/14/2026	EUR	3,000	2,724
0.63%, 07/25/2025		100	90
Reg. S, 0.88%, 12/15/2023	GBP	1,375	1,468
0.88%, 09/13/2047	EUR	100	64
Reg. S, 1.00%, 04/14/2032	EUR	1,675	1,381
Reg. S, 1.00%, 11/14/2042	EUR	2,475	1,705
Reg. S, 1.13%, 09/15/2036	EUR	2,050	1,558
Reg. S, 1.38%, 03/07/2025	GBP	100	102
1.50%, 10/16/2048	EUR	445	331
1.63%, 03/14/2025		200	188
Reg. S, 2.25%, 10/14/2022	EUR	4,100	4,020
Reg. S, 2.50%, 10/31/2022	GBP	1,000	1,116
2.50%, 03/15/2023		180	179
Series 1981, 2.63%, 03/15/2035	EUR	40	37
2.75%, 09/13/2030	EUR	130	126
3.13%, 12/14/2023		250	246
3.25%, 01/29/2024		165	163
Reg. S, 3.63%, 03/14/2042	EUR	25	27
Reg. S, 4.50%, 03/07/2044	GBP	1,100	1,229
Series DIP, Reg. S, 4.63%, 10/12/2054	GBP	555	650
Reg. S, 6.27%, 08/28/2024	IDR	10,000,000	649
FMS Wertmanagement, (Germany),
Reg. S, 0.38%, 04/29/2030	EUR	100	81

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Multi-National — continued
Reg. S, 1.13%, 03/20/2023	GBP	1,200	1,323
Inter-American Development Bank, (Supranational),
0.50%, 09/23/2024		100	93
1.25%, 12/15/2023	GBP	1,650	1,769
2.13%, 01/15/2025		290	276
2.50%, 01/18/2023		230	229
2.63%, 01/16/2024		230	225
3.00%, 02/21/2024		100	98
7.88%, 03/14/2023	IDR	10,000,000	660
International Development Association, (Supranational),
Reg. S, 0.00%, 10/19/2026	EUR	1,000	874
Reg. S, 0.38%, 09/22/2027	GBP	2,000	1,779
International Finance Corp., (Supranational),
2.88%, 07/31/2023		80	79
3.63%, 09/15/2025		220	216
North American Development Bank, (Supranational),
Reg. S, 0.20%, 11/28/2028	CHF	200	181
2.40%, 10/26/2022		303	303

			61,990

Municipal — 0.0% (g)
Transport for London, (United Kingdom), Reg. S, 4.00%, 09/12/2033	GBP	500	458

Regional (State/Province) — 0.0% (g)
KAF Kaerntner Ausgleichszahlungs-Fonds, (Austria), Reg. S, Zero Coupon, 01/14/2032	EUR	860	625
UK Municipal Bonds Agency Finance Co. Designated Activity Co., (Ireland), Reg. S, 1.63%, 08/26/2060	GBP	100	52

			677

Sovereign — 1.0%
European Financial Stability Facility, (Luxembourg),
Reg. S, 0.00%, 10/13/2027	EUR	1,325	1,133
Reg. S, 0.00%, 01/20/2031	EUR	5,000	3,868
Reg. S, 0.05%, 01/18/2052	EUR	500	220
Reg. S, 0.13%, 10/17/2023	EUR	3,500	3,362
Reg. S, 0.40%, 02/17/2025	EUR	1,000	934
Reg. S, 0.50%, 01/20/2023	EUR	2,425	2,372
Reg. S, 0.50%, 07/11/2025	EUR	1,000	929
Reg. S, 0.63%, 10/16/2026	EUR	100	91
Reg. S, 0.70%, 01/20/2050	EUR	1,300	759
Reg. S, 0.88%, 04/10/2035	EUR	1,500	1,130
Reg. S, 1.20%, 02/17/2045	EUR	1,225	862
Reg. S, 1.45%, 09/05/2040	EUR	170	129
Reg. S, 1.70%, 02/13/2043	EUR	1,000	788
Reg. S, 1.75%, 07/17/2053	EUR	1,050	808
Reg. S, 2.38%, 06/21/2032	EUR	2,000	1,864
Reg. S, 2.75%, 12/03/2029	EUR	520	506
European Stability Mechanism, (Supranational),
Reg. S, 0.00%, 10/18/2022	EUR	2,000	1,960

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Sovereign — continued
Reg. S, 0.00%, 02/10/2023	EUR	100	98
Reg. S, 0.00%, 12/15/2026	EUR	500	438
Reg. S, 0.01%, 03/04/2030	EUR	1,000	793
Reg. S, 0.01%, 10/15/2031	EUR	2,500	1,887
Reg. S, 0.10%, 07/31/2023	EUR	2,000	1,930
Reg. S, 0.50%, 03/02/2026	EUR	2,900	2,648
Reg. S, 0.75%, 09/05/2028	EUR	1,450	1,263
Reg. S, 0.88%, 07/18/2042	EUR	20	13
Reg. S, 1.75%, 10/20/2045	EUR	550	435
Reg. S, 1.80%, 11/02/2046	EUR	920	733
Reg. S, 1.85%, 12/01/2055	EUR	80	63
Reg. S, 2.13%, 11/20/2023	EUR	700	685
European Union, (Supranational),
Series SURE, Reg. S, 0.00%, 11/04/2025	EUR	2,698	2,457
Reg. S, 0.00%, 07/06/2026	EUR	3,350	2,987
Series SURE, Reg. S, 0.00%, 06/02/2028	EUR	5,500	4,630
Reg. S, 0.00%, 10/04/2028	EUR	1,800	1,500
Reg. S, 0.00%, 04/22/2031	EUR	3,000	2,303
Series SURE, Reg. S, 0.00%, 07/04/2035	EUR	3,350	2,223
Series SURE, Reg. S, 0.10%, 10/04/2040	EUR	3,975	2,284
Series SURE, Reg. S, 0.20%, 06/04/2036	EUR	5,000	3,335
Reg. S, 0.25%, 04/22/2036	EUR	1,500	1,015
Series SURE, Reg. S, 0.30%, 11/04/2050	EUR	1,220	594
Reg. S, 0.45%, 07/04/2041	EUR	2,500	1,520
Reg. S, 0.50%, 04/04/2025	EUR	1,875	1,755
Reg. S, 0.63%, 11/04/2023	EUR	925	893
Reg. S, 0.70%, 07/06/2051	EUR	2,000	1,111
Reg. S, 0.75%, 04/04/2031	EUR	2,025	1,666
Reg. S, 0.80%, 07/04/2025	EUR	4,000	3,762
Reg. S, 1.00%, 07/06/2032	EUR	3,000	2,459
Reg. S, 1.13%, 04/04/2036	EUR	665	514
Reg. S, 3.75%, 04/04/2042	EUR	15	16
HM Treasury UK Sovereign Sukuk plc, (United Kingdom), Reg. S, 0.33%, 07/22/2026	GBP	900	856
LCR Finance plc, (United Kingdom),
Reg. S, 4.50%, 12/07/2028	GBP	300	326
Reg. S, 4.50%, 12/07/2038	GBP	110	119
5.10%, 03/07/2051	GBP	50	62

			71,088

Total Government			134,213

Industrial — 0.9%
Aerospace/Defense — 0.1%
Airbus SE, (Netherlands), Reg. S, 2.00%, 04/07/2028	EUR	100	91
BAE Systems plc, (United Kingdom), 1.90%, 02/15/2031 (e)		1,350	1,019
Boeing Co. (The),
4.88%, 05/01/2025		200	195
5.71%, 05/01/2040		2,300	2,009
5.81%, 05/01/2050		50	44

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Aerospace/Defense — continued
General Dynamics Corp.,
2.25%, 06/01/2031		100	82
3.75%, 05/15/2028		85	80
Lockheed Martin Corp.,
4.09%, 09/15/2052		35	29
4.15%, 06/15/2053		100	83
4.30%, 06/15/2062		30	25
4.70%, 05/15/2046		15	14
Raytheon Technologies Corp.,
2.82%, 09/01/2051		100	63
3.20%, 03/15/2024		30	29
3.95%, 08/16/2025		140	137
7.20%, 08/15/2027		20	22
Teledyne Technologies, Inc.,
1.60%, 04/01/2026		80	70
2.75%, 04/01/2031		540	425
Thales SA, (France),
Reg. S, 0.00%, 03/26/2026	EUR	600	522
Reg. S, 1.00%, 05/15/2028	EUR	1,700	1,451

			6,390

Building Materials — 0.1%
Aliaxis Finance SA, (Belgium), Reg. S, 0.88%, 11/08/2028	EUR	800	561
Buzzi Unicem SpA, (Italy), Reg. S, 2.13%, 04/28/2023	EUR	1,225	1,194
Carrier Global Corp.,
2.24%, 02/15/2025		20	19
2.49%, 02/15/2027		10	9
Eagle Materials, Inc., 2.50%, 07/01/2031		44	32
Lennox International, Inc., 1.35%, 08/01/2025		12	11
Martin Marietta Materials, Inc., 4.25%, 07/02/2024		4,540	4,474
Owens Corning, 3.95%, 08/15/2029		1,000	895
Vulcan Materials Co.,
3.50%, 06/01/2030		60	51
4.70%, 03/01/2048		440	365

			7,611

Electrical Components & Equipment — 0.0% (g)
Emerson Electric Co., 2.00%, 12/21/2028		25	21
Schneider Electric SE, (France), Reg. S, 1.50%, 09/08/2023	EUR	1,000	971
Signify NV, (Netherlands),
Reg. S, 2.00%, 05/11/2024	EUR	550	524
Reg. S, 2.38%, 05/11/2027	EUR	175	156

			1,672

Electronics — 0.0% (g)
Agilent Technologies, Inc.,
2.30%, 03/12/2031		85	66
2.75%, 09/15/2029		60	51
3.05%, 09/22/2026		100	92
Allegion US Holding Co., Inc., 3.20%, 10/01/2024		20	19

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electronics — continued
Amphenol Corp., 2.80%, 02/15/2030		62	52
Amphenol Technologies Holding GmbH, (Germany), Reg. S, 0.75%, 05/04/2026	EUR	1,325	1,179
Arrow Electronics, Inc., 3.88%, 01/12/2028		20	18
Avnet, Inc., 5.50%, 06/01/2032		150	136
Flex Ltd., (Singapore), 3.75%, 02/01/2026		20	19
Honeywell International, Inc., 2.50%, 11/01/2026		70	64
Jabil, Inc., 1.70%, 04/15/2026		150	130
Keysight Technologies, Inc.,
4.55%, 10/30/2024		200	197
4.60%, 04/06/2027		55	54

			2,077

Engineering & Construction — 0.1%
Aeroports de Paris, (France),
Reg. S, 1.00%, 01/05/2029	EUR	300	248
Reg. S, 1.50%, 07/02/2032	EUR	100	78
Reg. S, 2.75%, 06/05/2028	EUR	200	184
Reg. S, 2.75%, 04/02/2030	EUR	2,500	2,245
Cellnex Finance Co. SA, (Spain), Reg. S, 2.00%, 02/15/2033	EUR	1,200	764
CRCC Hean Ltd., (Hong Kong), Reg. S, 0.88%, 05/20/2026	EUR	300	269
DAA Finance plc, (Ireland), Reg. S, 1.60%, 11/05/2032	EUR	100	75
Heathrow Funding Ltd., (Jersey),
Reg. S, 4.63%, 10/31/2046	GBP	325	266
Reg. S, 6.45%, 12/10/2031	GBP	225	240
Reg. S, 6.75%, 12/03/2026	GBP	50	54
Reg. S, 7.13%, 02/14/2024	GBP	425	468
Royal Schiphol Group NV, (Netherlands), Reg. S, 0.38%, 09/08/2027	EUR	300	250
Technip Energies NV, (Netherlands), Reg. S, 1.13%, 05/28/2028	EUR	1,100	834
Vantage Towers AG, (Germany), Reg. S, 0.38%, 03/31/2027	EUR	600	501
Worley US Finance Sub Ltd., Reg. S, 0.88%, 06/09/2026	EUR	575	494

			6,970

Environmental Control — 0.0% (g)
Republic Services, Inc.,
2.38%, 03/15/2033		300	230
2.50%, 08/15/2024		50	48
Waste Connections, Inc., (Canada),
2.60%, 02/01/2030		200	167
3.20%, 06/01/2032		50	42
4.25%, 12/01/2028		30	28

			515

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc., 3.10%, 05/01/2050		30	22

Machinery — Construction & Mining — 0.1%
Caterpillar Financial Services Corp.,
0.80%, 11/13/2025		150	133
3.40%, 05/13/2025		3,700	3,579
Metso Outotec OYJ, (Finland), Reg. S, 0.88%, 05/26/2028	EUR	500	381

			4,093

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Machinery — Diversified — 0.1%
AGCO International Holdings BV, (Netherlands), Reg. S, 0.80%, 10/06/2028	EUR	1,400	1,053
Atlas Copco AB, (Sweden), Reg. S, 0.63%, 08/30/2026	EUR	425	376
CNH Industrial Capital LLC, 3.95%, 05/23/2025		1,065	1,027
CNH Industrial Finance Europe SA, (Luxembourg), Reg. S, 0.00%, 04/01/2024	EUR	1,000	935
Highland Holdings Sarl, (Luxembourg), 0.93%, 12/15/2031	EUR	1,050	759
IDEX Corp.,
2.63%, 06/15/2031		180	143
3.00%, 05/01/2030		332	277
John Deere Capital Corp., 3.40%, 06/06/2025		115	111
John Deere Cash Management SARL, (Luxembourg), Reg. S, 1.65%, 06/13/2039	EUR	425	304
Otis Worldwide Corp.,
2.06%, 04/05/2025		20	18
3.36%, 02/15/2050		10	7
Westinghouse Air Brake Technologies Corp.,
3.20%, 06/15/2025		50	47
4.40%, 03/15/2024		1,800	1,766

			6,823

Miscellaneous Manufacturers — 0.1%
Carlisle Cos., Inc.,
2.20%, 03/01/2032		255	190
2.75%, 03/01/2030		85	69
Eaton Capital Unlimited Co., (Ireland), Reg. S, 0.70%, 05/14/2025	EUR	1,325	1,215
GE Capital International Funding Co. Unlimited Co., (Ireland), 4.42%, 11/15/2035		200	179
GE Capital UK Funding Unlimited Co., (Ireland), Reg. S, 5.88%, 01/18/2033	GBP	950	982
General Electric Co.,
Reg. S, 5.25%, 12/07/2028	GBP	500	515
Reg. S, 5.38%, 12/18/2040	GBP	4	4
Parker-Hannifin Corp., 1.13%, 03/01/2025	EUR	850	773
Pentair Finance Sarl, (Luxembourg), 4.50%, 07/01/2029		2,000	1,808
Siemens Financieringsmaatschappij NV, (Netherlands), Reg. S, 0.30%, 02/28/2024	EUR	20	19
Textron, Inc., 2.45%, 03/15/2031		1,900	1,458
Trane Technologies Luxembourg Finance SA, (Luxembourg), 4.50%, 03/21/2049		15	12

			7,224

Packaging & Containers — 0.1%
Ball Corp., 0.88%, 03/15/2024	EUR	2,000	1,842
DS Smith plc, (United Kingdom), Reg. S, 0.88%, 09/12/2026	EUR	2,300	1,916
Packaging Corp. of America, 3.05%, 10/01/2051		35	22
Sealed Air Corp., 5.50%, 09/15/2025 (e)		1,460	1,394

			5,174

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc., 4.20%, 05/01/2030		115	101

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Transportation — 0.2%
AP Moller — Maersk A/S, (Denmark), Reg. S, 4.00%, 04/04/2025	GBP	800	835
Brambles Finance Ltd., (Australia), Reg. S, 2.38%, 06/12/2024	EUR	425	407
Burlington Northern Santa Fe LLC,
3.30%, 09/15/2051		20	14
4.15%, 04/01/2045		50	41
4.45%, 01/15/2053		25	22
4.55%, 09/01/2044		170	148
4.95%, 09/15/2041		700	648
5.40%, 06/01/2041		70	68
Canadian National Railway Co., (Canada),
3.85%, 08/05/2032		80	73
4.40%, 08/05/2052		130	112
Canadian Pacific Railway Co., (Canada), 3.10%, 12/02/2051		210	138
Deutsche Bahn Finance GMBH, (Germany),
Reg. S, 0.10%, 01/28/2036	CHF	150	113
Reg. S, 0.50%, 04/09/2027	EUR	140	124
Reg. S, 1.00%, 12/17/2027	EUR	300	267
Reg. S, 1.13%, 05/29/2051	EUR	112	61
Reg. S, 1.38%, 03/28/2031	EUR	2,000	1,649
Reg. S, 1.38%, 04/16/2040	EUR	50	33
Reg. S, 1.50%, 08/26/2024	CHF	500	506
Reg. S, 1.50%, 12/08/2032	EUR	200	161
Series CB, Reg. S, (EUR Swap Rate 5 Year + 1.89%), 1.60%, 07/18/2029 (x) (aa)	EUR	1,700	1,229
Reg. S, 1.63%, 08/16/2033	EUR	189	152
Reg. S, 1.88%, 05/24/2030	EUR	300	265
1.99%, 07/08/2030	AUD	200	99
Reg. S, 3.50%, 09/27/2024	AUD	300	188
Reg. S, 3.75%, 10/29/2025	AUD	1,000	625
Ferrovie dello Stato Italiane SpA, (Italy),
Reg. S, 1.50%, 06/27/2025	EUR	810	752
Reg. S, 3.75%, 04/14/2027	EUR	2,175	2,062
Kansas City Southern, 4.20%, 11/15/2069		10	7
La Poste SA, (France),
Reg. S, 0.00%, 07/18/2029	EUR	200	153
Reg. S, 0.38%, 09/17/2027	EUR	100	85
Reg. S, 0.63%, 10/21/2026	EUR	1,300	1,146
Reg. S, 0.63%, 01/18/2036	EUR	600	380
Reg. S, 1.38%, 04/21/2032	EUR	1,000	799
Network Rail Infrastructure Finance plc, (United Kingdom), Reg. S, 4.38%, 12/09/2030	GBP	190	207
Norfolk Southern Corp., 4.10%, 05/15/2121		15	10
OeBB-Infrastruktur AG, (Austria),
2.25%, 05/28/2029	EUR	325	305
3.00%, 10/24/2033	EUR	100	97
Reg. S, 3.38%, 05/18/2032	EUR	4	4
Reg. S, 3.88%, 06/30/2025	EUR	80	80

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Transportation — continued
Union Pacific Corp.,
2.97%, 09/16/2062		50	30
3.60%, 09/15/2037		50	40
3.75%, 02/05/2070		5	4
3.80%, 04/06/2071		10	7
United Parcel Service, Inc., 1.50%, 11/15/2032	EUR	1,125	892

			15,038

Trucking & Leasing — 0.0% (g)
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.40%, 07/01/2027 (e)		730	685

Total Industrial			64,395

Technology — 0.4%
Computers — 0.1%
Amdocs Ltd., (Guernsey), 2.54%, 06/15/2030		275	219
Apple, Inc.,
1.00%, 11/10/2022	EUR	700	686
1.20%, 02/08/2028		295	247
1.38%, 05/24/2029	EUR	100	88
1.40%, 08/05/2028		30	25
1.63%, 11/10/2026	EUR	1,125	1,049
2.38%, 02/08/2041		85	59
2.55%, 08/20/2060		15	9
2.65%, 05/11/2050		25	16
2.65%, 02/08/2051		30	20
2.80%, 02/08/2061		20	12
2.85%, 08/05/2061		40	25
3.05%, 07/31/2029	GBP	425	411
3.25%, 02/23/2026		50	48
3.25%, 08/08/2029		170	155
3.35%, 02/09/2027		15	14
3.75%, 09/12/2047		1,000	809
3.95%, 08/08/2052		85	71
4.10%, 08/08/2062		25	20
Capgemini SE, (France), Reg. S, 0.63%, 06/23/2025	EUR	100	91
CGI, Inc., (Canada),
1.45%, 09/14/2026		60	52
2.30%, 09/14/2031		150	111
Fortinet, Inc., 2.20%, 03/15/2031		605	459
Genpact Luxembourg Sarl, (Luxembourg), 3.38%, 12/01/2024		1,400	1,343
HP, Inc.,
2.20%, 06/17/2025		72	67
2.65%, 06/17/2031		180	132
3.00%, 06/17/2027		68	60
4.00%, 04/15/2029		64	56
6.00%, 09/15/2041		71	62
International Business Machines Corp.,
3.43%, 02/09/2052		100	68

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Computers — continued
4.00%, 07/27/2025		300	294
4.25%, 05/15/2049		100	79
4.90%, 07/27/2052		130	114
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 (e)		20	16
NetApp, Inc., 1.88%, 06/22/2025		1,725	1,575
Teledyne FLIR LLC, 2.50%, 08/01/2030		1,530	1,195
Teleperformance, (France),
Reg. S, 0.25%, 11/26/2027	EUR	500	404
Reg. S, 1.88%, 07/02/2025	EUR	200	187
Western Digital Corp., 3.10%, 02/01/2032		13	9

			10,357

Office/Business & Equipment — 0.0% (g)
CDW LLC / CDW Finance Corp.,
2.67%, 12/01/2026		985	854
3.28%, 12/01/2028		42	35
3.57%, 12/01/2031		62	48
4.13%, 05/01/2025		1,915	1,810

			2,747

Semiconductors — 0.2%
Analog Devices, Inc., 2.95%, 10/01/2051		50	33
Applied Materials, Inc., 3.30%, 04/01/2027		55	52
ASML Holding NV, (Netherlands),
Reg. S, 0.63%, 05/07/2029	EUR	100	82
Reg. S, 1.63%, 05/28/2027	EUR	1,450	1,327
Broadcom Corp. / Broadcom Cayman Finance Ltd., (Multinational), 3.88%, 01/15/2027		90	83
Broadcom, Inc.,
3.14%, 11/15/2035 (e)		3,335	2,335
3.15%, 11/15/2025		217	204
3.19%, 11/15/2036 (e)		830	567
3.42%, 04/15/2033 (e)		93	71
3.46%, 09/15/2026		130	121
3.47%, 04/15/2034 (e)		100	75
3.50%, 02/15/2041 (e)		85	57
3.75%, 02/15/2051 (e)		65	43
4.00%, 04/15/2029 (e)		135	119
4.11%, 09/15/2028		20	18
4.15%, 04/15/2032 (e)		60	50
Infineon Technologies AG, (Germany),
Reg. S, 0.75%, 06/24/2023	EUR	800	772
Reg. S, 1.13%, 06/24/2026	EUR	200	180
Microchip Technology, Inc., 4.25%, 09/01/2025		3,680	3,555
Micron Technology, Inc., 4.66%, 02/15/2030		47	42
NVIDIA Corp., 3.70%, 04/01/2060		10	7
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational),
3.40%, 05/01/2030		1,000	833
4.40%, 06/01/2027		590	557
5.00%, 01/15/2033		1,450	1,301

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Semiconductors — continued
NXP BV / NXP Funding LLC, (Multinational), 4.88%, 03/01/2024		95	94
Texas Instruments, Inc.,
1.75%, 05/04/2030		59	47
2.70%, 09/15/2051		60	40
4.15%, 05/15/2048		17	15
Xilinx, Inc., 2.38%, 06/01/2030		95	78

			12,758

Software — 0.1%
Activision Blizzard, Inc., 2.50%, 09/15/2050		20	12
Adobe, Inc., 2.30%, 02/01/2030		88	73
Electronic Arts, Inc., 2.95%, 02/15/2051		45	30
Fidelity National Information Services, Inc.,
3.10%, 03/01/2041		180	119
3.36%, 05/21/2031	GBP	100	88
Fiserv, Inc., 3.50%, 07/01/2029		170	148
Intuit, Inc., 1.65%, 07/15/2030		18	14
Microsoft Corp.,
2.53%, 06/01/2050		1,160	758
2.68%, 06/01/2060		135	85
3.04%, 03/17/2062		30	21
Oracle Corp.,
1.65%, 03/25/2026		155	136
2.50%, 04/01/2025		35	33
3.65%, 03/25/2041		70	47
3.85%, 04/01/2060		60	36
3.95%, 03/25/2051		20	13
4.10%, 03/25/2061		90	57
Roper Technologies, Inc., 1.75%, 02/15/2031		2,000	1,473
SAP SE, (Germany), Reg. S, 1.00%, 04/01/2025	EUR	50	47
ServiceNow, Inc., 1.40%, 09/01/2030		15	11
Take-Two Interactive Software, Inc., 3.30%, 03/28/2024		70	68
VMware, Inc., 4.50%, 05/15/2025		35	34
Workday, Inc., 3.50%, 04/01/2027		450	416

			3,719

Total Technology			29,581

Utilities — 1.7%
Electric — 1.3%
A2A SpA, (Italy),
Reg. S, 1.00%, 07/16/2029	EUR	100	77
Reg. S, 1.00%, 11/02/2033	EUR	100	63
ACEA SpA, (Italy),
Reg. S, 0.50%, 04/06/2029	EUR	100	75
Reg. S, 2.63%, 07/15/2024	EUR	100	97
AEP Texas, Inc.,
Series I, 2.10%, 07/01/2030		2,600	2,027
3.45%, 05/15/2051		10	7
4.70%, 05/15/2032		885	811

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
5.25%, 05/15/2052		10	9
AES Corp. (The), 2.45%, 01/15/2031		25	19
Alabama Power Co., 3.00%, 03/15/2052		30	20
Alliander NV, (Netherlands), 2.88%, 06/14/2024	EUR	100	98
Ameren Corp.,
2.50%, 09/15/2024		30	28
3.50%, 01/15/2031		10	9
Ameren Illinois Co.,
1.55%, 11/15/2030		30	23
3.25%, 03/15/2050		1,200	832
American Electric Power Co., Inc.,
2.03%, 03/15/2024		90	86
2.30%, 03/01/2030		25	20
3.25%, 03/01/2050		20	13
Amprion GmbH, (Germany),
Reg. S, 0.63%, 09/23/2033	EUR	1,500	1,012
Reg. S, 3.97%, 09/22/2032	EUR	400	384
Appalachian Power Co.,
Series Z, 3.70%, 05/01/2050		45	32
Series Y, 4.50%, 03/01/2049		20	16
Arizona Public Service Co.,
2.60%, 08/15/2029		84	69
3.35%, 05/15/2050		10	6
4.25%, 03/01/2049		10	8
Atlantic City Electric Co., 4.00%, 10/15/2028		50	47
Baltimore Gas and Electric Co.,
2.90%, 06/15/2050		50	33
4.55%, 06/01/2052		365	313
Berkshire Hathaway Energy Co.,
2.85%, 05/15/2051		10	6
4.25%, 10/15/2050		15	12
4.60%, 05/01/2053 (e)		25	21
5.15%, 11/15/2043		60	55
Black Hills Corp.,
3.05%, 10/15/2029		20	17
3.88%, 10/15/2049		10	7
Cadent Finance plc, (United Kingdom), Reg. S, 2.63%, 09/22/2038	GBP	1,325	890
CenterPoint Energy Houston Electric LLC,
Series AD, 2.90%, 07/01/2050		45	30
Series AF, 3.35%, 04/01/2051		10	7
Series AH, 3.60%, 03/01/2052		10	7
CenterPoint Energy, Inc.,
2.95%, 03/01/2030		45	38
4.25%, 11/01/2028		3	2
CEZ A/S, (Czech Republic), Reg. S, 2.38%, 04/06/2027	EUR	725	640
Coentreprise de Transport d’Electricite SA, (France),
Reg. S, 0.88%, 09/29/2024	EUR	100	93

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Reg. S, 2.13%, 07/29/2032	EUR	100	79
Commonwealth Edison Co.,
3.00%, 03/01/2050		55	37
3.70%, 08/15/2028		10	9
4.00%, 03/01/2048		25	20
4.00%, 03/01/2049		10	8
4.35%, 11/15/2045		980	816
Connecticut Light and Power Co. (The), Series A, 2.05%, 07/01/2031		905	714
Consolidated Edison Co. of New York, Inc.,
Series C, 3.00%, 12/01/2060		20	12
Series 20A, 3.35%, 04/01/2030		70	61
3.60%, 06/15/2061		10	7
3.85%, 06/15/2046		10	8
Series 20B, 3.95%, 04/01/2050		55	42
Series A, 4.13%, 05/15/2049		20	16
Series E, 4.65%, 12/01/2048		10	9
Series 9-C, 5.50%, 12/01/2039		10	9
Constellation Energy Generation LLC, 5.60%, 06/15/2042		20	18
Consumers Energy Co.,
2.50%, 05/01/2060		10	6
3.10%, 08/15/2050		30	20
3.25%, 08/15/2046		1,100	798
3.75%, 02/15/2050		25	19
Dominion Energy South Carolina, Inc., 4.60%, 06/15/2043		1,400	1,212
Dominion Energy, Inc.,
Series C, 3.38%, 04/01/2030		20	17
3.90%, 10/01/2025		220	211
4.25%, 06/01/2028		20	19
Series A, 4.60%, 03/15/2049		10	9
Series B, 4.85%, 08/15/2052		25	21
DTE Electric Co.,
2.95%, 03/01/2050		25	17
Series B, 3.25%, 04/01/2051		20	14
3.70%, 03/15/2045		1,100	848
3.95%, 03/01/2049		10	8
DTE Energy Co.,
Series F, 1.05%, 06/01/2025		1,400	1,253
2.85%, 10/01/2026		50	45
Series C, 3.40%, 06/15/2029		19	17
Duke Energy Carolinas LLC,
3.55%, 03/15/2052		10	7
3.95%, 11/15/2028		40	37
5.30%, 02/15/2040		10	10
Duke Energy Corp.,
0.90%, 09/15/2025		40	35
2.45%, 06/01/2030		110	88
2.55%, 06/15/2031		10	8

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
2.65%, 09/01/2026		30	27
3.10%, 06/15/2028	EUR	2,150	1,973
3.50%, 06/15/2051		10	7
3.75%, 09/01/2046		10	7
3.85%, 06/15/2034	EUR	2,200	1,887
4.20%, 06/15/2049		20	15
5.00%, 08/15/2052		20	17
Duke Energy Florida LLC,
3.00%, 12/15/2051		20	13
4.20%, 07/15/2048		10	8
Duke Energy Indiana LLC,
2.75%, 04/01/2050		20	13
Series YYY, 3.25%, 10/01/2049		40	27
Duke Energy Ohio, Inc.,
2.13%, 06/01/2030		30	24
3.65%, 02/01/2029		10	9
4.30%, 02/01/2049		80	65
E.ON International Finance BV, (Netherlands), Reg. S, 6.13%, 07/06/2039	GBP	350	354
E.ON SE, (Germany), Reg. S, 1.00%, 10/07/2025	EUR	100	92
EDP — Energias de Portugal SA, (Portugal), Reg. S, 1.63%, 04/15/2027	EUR	100	89
EDP Finance BV, (Netherlands), Reg. S, 2.00%, 04/22/2025	EUR	700	661
Electricite de France SA, (France),
Reg. S, 1.00%, 10/13/2026	EUR	600	536
Reg. S, 1.00%, 11/29/2033	EUR	100	69
Reg. S, 1.88%, 10/13/2036	EUR	200	140
Reg. S, 2.00%, 12/09/2049	EUR	600	332
Reg. S, 5.13%, 09/22/2050	GBP	400	355
Reg. S, (ICE Swap Rate GBP SONIA + 3.32%), 5.88%, 01/22/2029 (x) (aa)	GBP	300	249
5.88%, 07/18/2031	GBP	265	275
Reg. S, (GBP Swap Rate 13 Year + 4.23%), 6.00%, 01/29/2026 (x) (aa)	GBP	100	87
Reg. S, 6.13%, 06/02/2034	GBP	300	311
EnBW Energie Baden-Wuerttemberg AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 1.65%), 1.38%, 08/31/2081 (aa)	EUR	100	67
Reg. S, (EUR Swap Rate 5 Year + 2.32%), 1.88%, 06/29/2080 (aa)	EUR	100	79
EnBW International Finance BV, (Netherlands),
Reg. S, 0.13%, 03/01/2028	EUR	182	146
Reg. S, 0.50%, 03/01/2033	EUR	97	62
Reg. S, 0.63%, 04/17/2025	EUR	200	184
Enel Finance International NV, (Netherlands),
Reg. S, 0.00%, 06/17/2024	EUR	2,275	2,116
Reg. S, 0.88%, 09/28/2034	EUR	1,300	800
2.25%, 07/12/2031 (e)		300	208
2.65%, 09/10/2024 (e)		3,500	3,317
3.50%, 04/06/2028 (e)		1,700	1,466
5.00%, 06/15/2032 (e)		940	802

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
e-netz Suedhessen AG, (Germany), 6.13%, 04/23/2041	EUR	20	25
Enexis Holding NV, (Netherlands),
Reg. S, 0.75%, 07/02/2031	EUR	134	101
Reg. S, 0.88%, 04/28/2026	EUR	100	91
Reg. S, 1.50%, 10/20/2023	EUR	100	97
Engie SA, (France), Reg. S, (EUR Swap Rate 5 Year + 3.17%), 3.25%, 11/28/2024 (x) (aa)	EUR	1,800	1,679
Entergy Arkansas LLC, 4.20%, 04/01/2049		10	8
Entergy Corp.,
0.90%, 09/15/2025		30	27
3.75%, 06/15/2050		30	21
Entergy Louisiana LLC,
1.60%, 12/15/2030		2,300	1,727
2.90%, 03/15/2051		30	19
3.12%, 09/01/2027		2,500	2,270
3.25%, 04/01/2028		10	9
4.20%, 09/01/2048		10	8
Entergy Texas, Inc., 4.00%, 03/30/2029		15	14
ESB Finance DAC, (Ireland),
Reg. S, 1.75%, 02/07/2029	EUR	100	87
Reg. S, 1.88%, 06/14/2031	EUR	224	187
Reg. S, 2.13%, 06/08/2027	EUR	100	92
Evergy Kansas Central, Inc., 3.45%, 04/15/2050		5	4
Evergy Metro, Inc.,
Series 2020, 2.25%, 06/01/2030		10	8
Series 2019, 4.13%, 04/01/2049		20	16
4.20%, 03/15/2048		10	8
Evergy, Inc., 2.45%, 09/15/2024		3,000	2,838
Eversource Energy,
Series R, 1.65%, 08/15/2030		1,410	1,062
3.45%, 01/15/2050		30	21
4.20%, 06/27/2024		85	84
EWE AG, (Germany), Reg. S, 0.38%, 10/22/2032	EUR	90	58
Exelon Corp.,
4.05%, 04/15/2030		10	9
4.10%, 03/15/2052 (e)		20	16
4.45%, 04/15/2046		10	8
4.70%, 04/15/2050		10	8
FirstEnergy Transmission LLC, 4.35%, 01/15/2025 (e)		1,100	1,061
Florida Power & Light Co.,
2.88%, 12/04/2051		35	23
3.15%, 10/01/2049		20	14
3.95%, 03/01/2048		500	402
4.13%, 06/01/2048		20	17
FLUVIUS System Operator CVBA, (Belgium),
Reg. S, 0.63%, 11/24/2031	EUR	100	73
Reg. S, 2.88%, 10/09/2023	EUR	400	392
Reg. S, 4.00%, 07/06/2032	EUR	200	196

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Fortum OYJ, (Finland), Reg. S, 2.13%, 02/27/2029	EUR	100	82
Georgia Power Co.,
Series A, 3.25%, 03/15/2051		20	13
Series B, 3.70%, 01/30/2050		60	43
4.70%, 05/15/2032		2,350	2,200
Hera SpA, (Italy), Reg. S, 0.25%, 12/03/2030	EUR	160	108
Iberdrola International BV, (Netherlands), Series NC8, Reg. S, (EUR
Swap Rate 5 Year + 2.57%), 2.25%, 01/28/2029 (x) (aa)	EUR	2,000	1,473
Interstate Power and Light Co., 3.50%, 09/30/2049		10	7
Iren SpA, (Italy), Reg. S, 1.00%, 07/01/2030	EUR	550	399
ITC Holdings Corp., 4.95%, 09/22/2027 (e)		1,170	1,142
Kentucky Utilities Co., 3.30%, 06/01/2050		25	17
MidAmerican Energy Co.,
2.70%, 08/01/2052		15	10
3.10%, 05/01/2027		10	9
6.75%, 12/30/2031		10	11
Mississippi Power Co., Series B, 3.10%, 07/30/2051		40	26
Narragansett Electric Co. (The), 3.40%, 04/09/2030 (e)		200	177
National Grid Electricity Transmission plc, (United Kingdom), Reg. S, 2.00%, 04/17/2040	GBP	425	262
National Grid plc, (United Kingdom),
Reg. S, 0.55%, 09/18/2029	EUR	1,575	1,189
Reg. S, 2.18%, 06/30/2026	EUR	2,025	1,874
National Rural Utilities Cooperative Finance Corp.,
1.35%, 03/15/2031		50	37
3.45%, 06/15/2025		110	106
4.30%, 03/15/2049		20	16
Naturgy Finance BV, (Netherlands),
Reg. S, 1.25%, 01/15/2026	EUR	1,000	898
Reg. S, 1.38%, 01/19/2027	EUR	600	527
Reg. S, 1.50%, 01/29/2028	EUR	600	516
Nevada Power Co.,
Series DD, 2.40%, 05/01/2030		100	82
Series EE, 3.13%, 08/01/2050		30	20
NextEra Energy Capital Holdings, Inc.,
2.25%, 06/01/2030		1,280	1,021
2.75%, 11/01/2029		35	29
4.26%, 09/01/2024		1,865	1,839
Northern Powergrid Holdings Co., (United Kingdom), 7.25%, 12/15/2022	GBP	450	505
Northern Powergrid Yorkshire plc, (United Kingdom), Reg. S, 5.13%, 05/04/2035	GBP	50	51
Northern States Power Co.,
2.25%, 04/01/2031		1,450	1,183
2.60%, 06/01/2051		35	22
3.20%, 04/01/2052		30	21
4.50%, 06/01/2052		10	9
NRG Energy, Inc.,
2.00%, 12/02/2025 (e)		2,150	1,899

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
2.45%, 12/02/2027 (e)		2,275	1,864
NSTAR Electric Co.,
3.10%, 06/01/2051		30	20
4.55%, 06/01/2052		470	408
Oglethorpe Power Corp., 5.05%, 10/01/2048		20	17
Ohio Power Co., Series R, 2.90%, 10/01/2051		15	9
Oklahoma Gas and Electric Co., 4.15%, 04/01/2047		920	730
Oncor Electric Delivery Co. LLC,
3.10%, 09/15/2049		50	35
3.70%, 05/15/2050		5	4
4.60%, 06/01/2052 (e)		15	13
4.95%, 09/15/2052 (e)		10	9
Origin Energy Finance Ltd., (Australia), Reg. S, 1.00%, 09/17/2029	EUR	1,500	1,077
Orsted A/S, (Denmark),
Reg. S, 5.75%, 04/09/2040	GBP	225	238
Reg. S, (EUR Swap Rate 5 Year + 4.75%), 6.25%, 06/26/3013 (aa)	EUR	119	117
Pacific Gas and Electric Co.,
3.15%, 01/01/2026		35	31
3.25%, 06/01/2031		40	31
3.50%, 08/01/2050		40	24
3.75%, 07/01/2028		10	8
3.95%, 12/01/2047		900	572
4.50%, 07/01/2040		100	73
4.55%, 07/01/2030		30	26
4.95%, 07/01/2050		30	22
PacifiCorp.,
2.90%, 06/15/2052		740	474
3.30%, 03/15/2051		1,400	974
4.15%, 02/15/2050		15	12
PECO Energy Co.,
2.80%, 06/15/2050		50	32
3.05%, 03/15/2051		435	293
4.60%, 05/15/2052		285	251
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia), Reg. S, 1.88%, 11/05/2031	EUR	500	353
PPL Capital Funding, Inc., 4.13%, 04/15/2030		120	108
Public Service Co. of Colorado, Series 36, 2.70%, 01/15/2051		10	6
Public Service Electric and Gas Co.,
1.90%, 08/15/2031		35	27
2.05%, 08/01/2050		10	5
2.45%, 01/15/2030		20	17
3.65%, 09/01/2028		120	111
3.85%, 05/01/2049		10	8
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025		3,000	2,639
Puget Energy, Inc.,
2.38%, 06/15/2028		1,040	866
4.10%, 06/15/2030		10	9

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Puget Sound Energy, Inc.,
2.89%, 09/15/2051		10	6
3.25%, 09/15/2049		20	14
Red Electrica Financiaciones SAU, (Spain), Reg. S, 1.13%, 04/24/2025	EUR	100	93
RTE Reseau de Transport d’Electricite SADIR, (France),
Reg. S, 1.13%, 09/09/2049	EUR	100	50
Reg. S, 1.50%, 09/27/2030	EUR	200	164
Reg. S, 1.63%, 11/27/2025	EUR	300	279
Reg. S, 2.00%, 04/18/2036	EUR	100	76
RWE AG, (Germany),
Reg. S, 2.13%, 05/24/2026	EUR	2,000	1,848
Reg. S, 2.75%, 05/24/2030	EUR	2,425	2,144
San Diego Gas & Electric Co.,
Series WWW, 2.95%, 08/15/2051		25	16
4.15%, 05/15/2048		820	650
Scottish Hydro Electric Transmission plc, (United Kingdom), Reg. S, 2.13%, 03/24/2036	GBP	1,500	1,044
Sempra Energy,
3.40%, 02/01/2028		10	9
4.00%, 02/01/2048		10	8
Southern California Edison Co.,
2.85%, 08/01/2029		10	8
Series 20A, 2.95%, 02/01/2051		6	4
Series D, 3.40%, 06/01/2023		1,400	1,383
3.45%, 02/01/2052		10	7
Series B, 3.65%, 03/01/2028		25	23
3.65%, 02/01/2050		80	55
Series H, 3.65%, 06/01/2051		10	7
Series E, 3.70%, 08/01/2025		10	9
4.00%, 04/01/2047		20	14
4.05%, 03/15/2042		900	671
6.05%, 03/15/2039		10	10
Southern Co. (The),
Series 21-A, 0.60%, 02/26/2024		60	56
Series A, 3.70%, 04/30/2030		75	66
Southwestern Electric Power Co.,
Series N, 1.65%, 03/15/2026		50	44
3.25%, 11/01/2051		25	16
Southwestern Public Service Co.,
Series 8, 3.15%, 05/01/2050		60	41
3.70%, 08/15/2047		1,000	745
SP Transmission plc, (United Kingdom), Reg. S, 2.00%, 11/13/2031	GBP	100	81
SSE plc, (United Kingdom),
Reg. S, 1.75%, 04/16/2030	EUR	1,300	1,061
Reg. S, 2.88%, 08/01/2029	EUR	425	382
Reg. S, (EUR Swap Rate 5 Year + 2.70%), 4.00%, 01/21/2028 (x) (aa)	EUR	1,800	1,539
State Grid Overseas Investment BVI Ltd., (British Virgin Islands), Reg. S, 1.30%, 08/05/2032	EUR	500	358

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Stedin Holding NV, (Netherlands),
Reg. S, 0.88%, 10/24/2025	EUR	100	90
Reg. S, 2.38%, 06/03/2030	EUR	100	88
Tampa Electric Co., 4.30%, 06/15/2048		30	25
TenneT Holding BV, (Netherlands),
Reg. S, 0.88%, 06/03/2030	EUR	120	96
Reg. S, 1.00%, 06/13/2026	EUR	200	182
Reg. S, 1.13%, 06/09/2041	EUR	100	61
Reg. S, 1.38%, 06/26/2029	EUR	100	85
Reg. S, 1.75%, 06/04/2027	EUR	300	274
Reg. S, 2.00%, 06/05/2034	EUR	2,600	2,079
Reg. S, 2.75%, 05/17/2042	EUR	100	81
Terna — Rete Elettrica Nazionale, (Italy),
Reg. S, 0.13%, 07/25/2025	EUR	1,000	894
Reg. S, 0.38%, 09/25/2030	EUR	425	305
Reg. S, 0.75%, 07/24/2032	EUR	100	70
Reg. S, 1.38%, 07/26/2027	EUR	1,125	986
Tucson Electric Power Co.,
1.50%, 08/01/2030		30	23
3.25%, 05/01/2051		10	6
4.00%, 06/15/2050		10	8
Union Electric Co.,
2.15%, 03/15/2032		50	39
2.63%, 03/15/2051		10	6
3.25%, 10/01/2049		40	28
Verbund AG, (Austria), Reg. S, 0.90%, 04/01/2041	EUR	100	61
Virginia Electric and Power Co.,
2.95%, 11/15/2051		25	16
3.30%, 12/01/2049		50	35
Series B, 3.80%, 09/15/2047		60	46
Vistra Operations Co. LLC, 3.55%, 07/15/2024 (e)		1,400	1,334
WEC Energy Group, Inc., 3.55%, 06/15/2025		47	45
Western Power Distribution South West plc, (United Kingdom), Reg. S, 5.88%, 03/25/2027	GBP	20	22
Wisconsin Electric Power Co., 1.70%, 06/15/2028		10	8
Wisconsin Power and Light Co., 3.00%, 07/01/2029		50	44
Wisconsin Public Service Corp.,
2.85%, 12/01/2051		20	13
3.30%, 09/01/2049		5	3
Xcel Energy, Inc.,
3.40%, 06/01/2030		20	17
3.50%, 12/01/2049		20	14
4.60%, 06/01/2032		165	153

			93,866

Gas — 0.3%
APA Infrastructure Ltd., (Australia),
Reg. S, 0.75%, 03/15/2029	EUR	2,500	1,910
Reg. S, 1.25%, 03/15/2033	EUR	2,000	1,355

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Gas — continued
Reg. S, 2.00%, 07/15/2030	EUR	2,300	1,830
Atmos Energy Corp.,
1.50%, 01/15/2031		1,630	1,225
2.63%, 09/15/2029		15	13
2.85%, 02/15/2052		5	3
3.38%, 09/15/2049		210	149
4.15%, 01/15/2043		10	8
CenterPoint Energy Resources Corp., 4.40%, 07/01/2032		30	28
Italgas SpA, (Italy),
Reg. S, 1.00%, 12/11/2031	EUR	1,125	784
Reg. S, 1.13%, 03/14/2024	EUR	850	808
National Fuel Gas Co.,
2.95%, 03/01/2031		85	66
5.50%, 01/15/2026		85	84
National Grid Gas plc, (United Kingdom), Reg. S, 1.38%, 02/07/2031	GBP	1,600	1,204
National Grid North America, Inc., Reg. S, 0.41%, 01/20/2026	EUR	2,500	2,199
Nederlandse Gasunie NV, (Netherlands), Reg. S, 0.75%, 10/13/2036	EUR	100	63
NiSource, Inc.,
0.95%, 08/15/2025		3,000	2,663
3.49%, 05/15/2027		130	119
3.60%, 05/01/2030		25	22
4.38%, 05/15/2047		15	12
4.80%, 02/15/2044		10	8
5.00%, 06/15/2052		10	9
Piedmont Natural Gas Co., Inc.,
2.50%, 03/15/2031		1,550	1,221
3.35%, 06/01/2050		15	10
5.05%, 05/15/2052		570	500
Redexis Gas Finance BV, (Netherlands), Reg. S, 1.88%, 05/28/2025	EUR	1,300	1,197
Snam SpA, (Italy),
Reg. S, 0.75%, 06/20/2029	EUR	1,375	1,048
Reg. S, 0.88%, 10/25/2026	EUR	850	738
Southern California Gas Co.,
Series XX, 2.55%, 02/01/2030		105	88
Series VV, 4.30%, 01/15/2049		20	16
Southern Co. Gas Capital Corp.,
Series 20-A, 1.75%, 01/15/2031 (jj)		3,700	2,742
Series 21A, 3.15%, 09/30/2051		15	9
3.95%, 10/01/2046		20	15
Southern Gas Networks plc, (United Kingdom),
Reg. S, 2.50%, 02/03/2025	GBP	425	436
6.38%, 05/15/2040	GBP	425	458
Southwest Gas Corp.,
4.05%, 03/15/2032		25	21
4.15%, 06/01/2049		10	7
Vier Gas Transport GmbH, (Germany), Reg. S, 0.50%, 09/10/2034	EUR	400	235
Wales & West Utilities Finance plc, (United Kingdom), Reg. S, 1.88%, 05/28/2041	GBP	425	258

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Gas — continued
Washington Gas Light Co., 3.65%, 09/15/2049		10	7

			23,568

Water — 0.1%
Affinity Water Finance 2004 plc, (United Kingdom), 5.88%, 07/13/2026	GBP	30	33
American Water Capital Corp., 4.15%, 06/01/2049		60	48
Essential Utilities, Inc.,
2.70%, 04/15/2030		40	33
5.30%, 05/01/2052		10	9
Northumbrian Water Finance plc, (United Kingdom),
Reg. S, 1.63%, 10/11/2026	GBP	425	395
Reg. S, 5.63%, 04/29/2033	GBP	225	238
Suez SA, (France), Reg. S, 1.50%, 04/03/2029	EUR	1,200	1,023
Thames Water Utilities Finance plc, (United Kingdom),
Reg. S, 2.38%, 04/22/2040	GBP	300	192
Reg. S, 5.50%, 02/11/2041	GBP	550	531
6.75%, 11/16/2028	GBP	180	199
United Utilities Water Finance plc, (United Kingdom), Reg. S, 2.00%, 07/03/2033	GBP	900	688
Wessex Water Services Finance plc, (United Kingdom),
Reg. S, 1.50%, 09/17/2029	GBP	700	567
Reg. S, 5.38%, 03/10/2028	GBP	225	237
Reg. S, 5.75%, 10/14/2033	GBP	375	396

			4,589

Total Utilities			122,023

Total Corporate Bonds (Cost $1,690,141)			1,302,530

Foreign Government Securities — 50.8%
Action Logement Services, (France),
Reg. S, 0.38%, 10/05/2031	EUR	200	157
Reg. S, 0.50%, 10/30/2034	EUR	100	71
Reg. S, 3.13%, 09/28/2037	EUR	200	188
Adif Alta Velocidad, (Spain),
Reg. S, 0.55%, 04/30/2030	EUR	200	161
Reg. S, 1.88%, 01/28/2025	EUR	100	97
Agence Francaise de Developpement EPIC, (France),
Reg. S, 0.00%, 03/25/2025	EUR	500	463
Reg. S, 0.13%, 11/15/2023	EUR	500	479
Reg. S, 0.13%, 09/29/2031	EUR	300	231
Reg. S, 0.25%, 07/21/2026	EUR	500	451
Reg. S, 0.25%, 06/29/2029	EUR	400	333
Reg. S, 0.38%, 04/30/2024	EUR	400	381
Reg. S, 0.38%, 05/25/2036	EUR	100	67
Reg. S, 0.50%, 05/25/2030	EUR	200	166
Reg. S, 0.50%, 05/31/2035	EUR	500	353
Reg. S, 1.38%, 09/17/2024	EUR	500	482
Reg. S, 1.50%, 10/31/2034	EUR	200	163
Reg. S, 1.63%, 05/25/2032	EUR	200	174

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Agence France Locale, (France),
Reg. S, 0.00%, 09/20/2027	EUR	500	430
Reg. S, 0.13%, 06/20/2026	EUR	400	359
Reg. S, 1.13%, 06/20/2028	EUR	1,000	898
Agricultural Development Bank of China, (China),
Series 2005, 2.25%, 04/22/2025	CNY	99,700	14,014
2.37%, 06/23/2024	CNY	15,000	2,121
Series 2004, 2.96%, 04/17/2030	CNY	125,800	17,754
Series 2108, 2.99%, 08/11/2026	CNY	66,000	9,437
Series 2205, 3.06%, 06/06/2032	CNY	38,700	5,462
Reg. S, 3.18%, 11/06/2022	CNH	2,000	280
Series 1909, 3.24%, 08/14/2024	CNY	58,000	8,329
Series 2110, 3.30%, 11/05/2031	CNY	14,000	2,011
Series 1605, 3.33%, 01/06/2026	CNY	37,000	5,352
Series 2103, 3.35%, 03/24/2026	CNY	5,900	855
Reg. S, 3.40%, 11/06/2024	CNH	56,000	7,938
Series 2008, 3.45%, 09/23/2025	CNY	24,000	3,481
Series 2105, 3.52%, 05/24/2031	CNY	17,000	2,489
Series 1618, 3.58%, 04/22/2026	CNY	49,000	7,150
Series 1908, 3.63%, 07/19/2026	CNY	170,800	24,918
Series 1906, 3.74%, 07/12/2029	CNY	84,000	12,448
Series 1901, 3.75%, 01/25/2029	CNY	33,000	4,880
Reg. S, 3.80%, 10/27/2030	CNH	14,350	2,095
Series 1705, 3.85%, 01/06/2027	CNY	14,000	2,068
Series 1806, 4.65%, 05/11/2028	CNY	8,100	1,250
Series 1801, 4.98%, 01/12/2025	CNY	12,000	1,791
Andorra International Bond, (Andorra), Reg. S, 1.25%, 05/06/2031	EUR	500	395
Auckland Council, (New Zealand),
Reg. S, 0.13%, 09/26/2029	EUR	200	158
Reg. S, 1.00%, 01/19/2027	EUR	300	271
Reg. S, 1.50%, 11/28/2025	CHF	300	304
Australia Government Bond, (Australia),
Series 159, Reg. S, 0.25%, 11/21/2024	AUD	13,572	8,111
Series 161, Reg. S, 0.25%, 11/21/2025	AUD	6,270	3,616
Series 164, Reg. S, 0.50%, 09/21/2026	AUD	15,586	8,817
Series 160, Reg. S, 1.00%, 12/21/2030	AUD	7,850	4,015
Series 163, Reg. S, 1.00%, 11/21/2031	AUD	6,149	3,065
Series 158, 1.25%, 05/21/2032	AUD	5,200	2,626
Series 157, Reg. S, 1.50%, 06/21/2031	AUD	6,613	3,489
Series 165, Reg. S, 1.75%, 11/21/2032	AUD	4,820	2,531
Series 162, Reg. S, 1.75%, 06/21/2051	AUD	4,400	1,709
Series 149, Reg. S, 2.25%, 05/21/2028	AUD	5,490	3,251
Series 155, Reg. S, 2.50%, 05/21/2030	AUD	6,115	3,568
Series 148, Reg. S, 2.75%, 11/21/2027	AUD	6,550	4,004
Series 152, Reg. S, 2.75%, 11/21/2028	AUD	418	253
Series 154, Reg. S, 2.75%, 11/21/2029	AUD	26,505	15,842
Series 145, Reg. S, 2.75%, 06/21/2035	AUD	2,854	1,597

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 156, Reg. S, 2.75%, 05/21/2041	AUD	4,028	2,115
Series 166, Reg. S, 3.00%, 11/21/2033	AUD	8,070	4,731
Series 150, Reg. S, 3.00%, 03/21/2047	AUD	3,116	1,648
Series 139, Reg. S, 3.25%, 04/21/2025	AUD	10,875	6,908
Series 138, Reg. S, 3.25%, 04/21/2029	AUD	3,925	2,435
Series 147, Reg. S, 3.25%, 06/21/2039	AUD	1,949	1,117
Series 144, Reg. S, 3.75%, 04/21/2037	AUD	533	329
Series 142, Reg. S, 4.25%, 04/21/2026	AUD	5,000	3,264
Series 140, Reg. S, 4.50%, 04/21/2033	AUD	12,351	8,304
Series 136, Reg. S, 4.75%, 04/21/2027	AUD	13,320	8,902
Australian Capital Territory, (Australia),
Reg. S, 1.25%, 05/22/2025	AUD	200	120
1.75%, 10/23/2031	AUD	970	493
Autobahnen- und Schnell- strassen-Finanzierungs AG, (Austria),
Reg. S, 0.10%, 07/09/2029	EUR	500	406
Reg. S, 2.75%, 06/11/2032	EUR	100	96
Reg. S, 2.75%, 06/20/2033	EUR	130	123
Autonomous Community of Andalusia Spain, (Spain),
Reg. S, 0.50%, 04/30/2031	EUR	163	126
Reg. S, 1.38%, 04/30/2029	EUR	30	26
Autonomous Community of Madrid Spain, (Spain),
Reg. S, 0.42%, 04/30/2030	EUR	161	129
Reg. S, 1.77%, 04/30/2028	EUR	200	184
Reg. S, 1.83%, 04/30/2025	EUR	270	261
4.30%, 09/15/2026	EUR	500	520
Basque Government, (Spain),
Reg. S, 0.25%, 04/30/2031	EUR	100	77
Reg. S, 0.85%, 04/30/2030	EUR	50	41
Reg. S, 1.75%, 03/16/2026	EUR	170	162
Bermuda Government International Bond, (Bermuda), 2.38%, 08/20/2030 (e)		670	533
BNG Bank NV, (Netherlands),
Reg. S, 0.00%, 01/20/2031	EUR	200	153
Reg. S, 0.10%, 01/15/2030	EUR	320	255
Reg. S, 0.13%, 04/11/2026	EUR	530	474
Reg. S, 0.13%, 07/09/2035	EUR	230	154
Reg. S, 0.20%, 11/09/2024	EUR	550	512
Reg. S, 0.25%, 11/22/2036	EUR	260	170
Reg. S, 0.38%, 12/15/2025	GBP	1,000	963
Reg. S, 0.81%, 06/28/2049	EUR	200	122
Reg. S, 0.88%, 10/17/2035	EUR	100	74
Reg. S, 1.13%, 09/04/2024	EUR	702	670
Reg. S, 1.25%, 03/30/2037	EUR	100	76
Reg. S, 1.50%, 07/15/2039	EUR	170	131
Reg. S, 1.88%, 07/13/2032	EUR	320	282
Reg. S, 2.75%, 10/04/2027 (w)	EUR	410	400
Bonos de la Tesoreria de la Republica en pesos, (Chile), Reg. S, 4.70%, 09/01/2030 (e)	CLP	300,000	272

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Bpifrance SACA, (France),
Reg. S, 0.13%, 03/25/2025	EUR	400	371
Reg. S, 0.25%, 03/29/2030	EUR	200	163
Reg. S, 0.25%, 06/04/2031	EUR	200	158
Reg. S, 0.63%, 05/25/2026	EUR	500	460
Reg. S, 0.88%, 09/26/2028	EUR	200	176
Reg. S, 1.00%, 05/25/2027	EUR	500	456
Bulgaria Government International Bond, (Bulgaria),
Reg. S, 1.38%, 09/23/2050	EUR	700	342
Reg. S, 2.95%, 09/03/2024	EUR	400	391
Series 12YR, Reg. S, 3.00%, 03/21/2028	EUR	400	361
Bundesobligation, (Germany),
Series 178, Reg. S, 0.00%, 10/13/2023	EUR	1,368	1,318
Series 179, Reg. S, 0.00%, 04/05/2024	EUR	2,838	2,716
Series 180, Reg. S, 0.00%, 10/18/2024	EUR	3,006	2,846
Series 181, Reg. S, 0.00%, 04/11/2025	EUR	3,850	3,613
Series 182, Reg. S, 0.00%, 10/10/2025	EUR	3,170	2,947
Series 183, Reg. S, 0.00%, 04/10/2026	EUR	2,416	2,225
Series 184, Reg. S, 0.00%, 10/09/2026	EUR	500	454
Series 185, Reg. S, 0.00%, 04/16/2027	EUR	2,083	1,872
Series 186, Reg. S, 1.30%, 10/15/2027	EUR	250	237
Bundesrepublik Deutschland Bundesanleihe, (Germany),
Reg. S, 0.00%, 08/15/2026	EUR	1,900	1,738
Reg. S, 0.00%, 11/15/2027	EUR	1,281	1,138
Reg. S, 0.00%, 11/15/2028	EUR	735	639
Reg. S, 0.00%, 08/15/2029	EUR	2,432	2,081
Reg. S, 0.00%, 02/15/2030	EUR	1,783	1,511
Reg. S, 0.00%, 08/15/2030	EUR	1,120	939
Series G, Reg. S, 0.00%, 08/15/2030	EUR	1,140	955
Reg. S, 0.00%, 02/15/2031	EUR	1,589	1,316
Reg. S, 0.00%, 08/15/2031	EUR	2,260	1,851
Series G, Reg. S, 0.00%, 08/15/2031	EUR	720	590
Reg. S, 0.00%, 02/15/2032	EUR	4,389	3,545
Reg. S, 0.00%, 05/15/2035	EUR	2,559	1,899
Reg. S, 0.00%, 05/15/2036	EUR	2,180	1,583
Reg. S, 0.00%, 08/15/2050	EUR	2,991	1,644
Series G, Reg. S, 0.00%, 08/15/2050	EUR	1,122	618
Reg. S, 0.00%, 08/15/2052	EUR	2,165	1,141
Reg. S, 0.25%, 02/15/2027	EUR	3,310	3,028
Reg. S, 0.25%, 08/15/2028	EUR	2,892	2,567
Reg. S, 0.25%, 02/15/2029	EUR	1,270	1,117
Reg. S, 0.50%, 02/15/2025	EUR	3,239	3,085
Reg. S, 0.50%, 02/15/2026	EUR	1,967	1,847
Reg. S, 0.50%, 08/15/2027	EUR	2,810	2,578
Reg. S, 0.50%, 02/15/2028	EUR	230	209
Reg. S, 1.00%, 08/15/2024	EUR	1,729	1,674
Reg. S, 1.00%, 08/15/2025	EUR	2,701	2,591

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 1.00%, 05/15/2038	EUR	710	582
Reg. S, 1.25%, 08/15/2048	EUR	2,258	1,845
Reg. S, 1.50%, 05/15/2024	EUR	3,807	3,725
Reg. S, 1.70%, 08/15/2032	EUR	1,880	1,774
Reg. S, 2.50%, 07/04/2044	EUR	1,651	1,718
Reg. S, 2.50%, 08/15/2046	EUR	3,386	3,566
Reg. S, 3.25%, 07/04/2042	EUR	988	1,132
Reg. S, 4.00%, 01/04/2037	EUR	1,493	1,780
Reg. S, 4.25%, 07/04/2039	EUR	1,174	1,474
Reg. S, 4.75%, 07/04/2028	EUR	1,661	1,866
Reg. S, 4.75%, 07/04/2034	EUR	1,771	2,203
Reg. S, 4.75%, 07/04/2040	EUR	1,464	1,964
Reg. S, 5.50%, 01/04/2031	EUR	700	865
Reg. S, 5.63%, 01/04/2028	EUR	780	902
Reg. S, 6.25%, 01/04/2030	EUR	775	975
Reg. S, 6.50%, 07/04/2027	EUR	1,410	1,661
Bundesschatzanweisungen, (Germany),
Reg. S, 0.00%, 09/15/2023	EUR	2,272	2,193
Reg. S, 0.20%, 06/14/2024	EUR	930	889
Caisse d’Amortissement de la Dette Sociale, (France),
Reg. S, 0.00%, 02/25/2028	EUR	200	170
Reg. S, 0.00%, 11/25/2030	EUR	300	234
Reg. S, 0.00%, 05/25/2031	EUR	100	77
Reg. S, 0.13%, 10/25/2023	EUR	1,800	1,727
Reg. S, 0.13%, 09/15/2031	EUR	500	384
Reg. S, 0.45%, 01/19/2032	EUR	400	313
Reg. S, 0.60%, 11/25/2029	EUR	100	84
Reg. S, 1.50%, 05/25/2032	EUR	400	344
Reg. S, 1.75%, 11/25/2027	EUR	600	561
Reg. S, 2.75%, 11/25/2032	EUR	400	380
Reg. S, 4.00%, 12/15/2025	EUR	1,383	1,420
Caisse Francaise de Financement Local, (France),
Reg. S, 0.01%, 05/07/2025	EUR	200	182
Reg. S, 0.01%, 10/19/2035	EUR	100	64
Reg. S, 0.13%, 06/30/2031	EUR	100	75
Reg. S, 0.38%, 06/23/2025	EUR	100	92
Reg. S, 0.50%, 01/16/2025	EUR	100	93
Reg. S, 0.50%, 01/19/2026	EUR	100	91
Reg. S, 0.50%, 10/01/2046	EUR	100	56
Reg. S, 1.00%, 04/25/2028	EUR	100	88
Reg. S, 1.25%, 05/11/2032	EUR	100	82
Reg. S, 1.50%, 06/28/2038	EUR	100	77
Canada Housing Trust No. 1, (Canada), 0.95%, 06/15/2025 (e)	CAD	1,000	671
Canadian Government Bond, (Canada),
1.00%, 06/01/2027	CAD	200	131
1.50%, 06/01/2031	CAD	600	379
1.75%, 12/01/2053	CAD	400	212

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
2.00%, 09/01/2023	CAD	1,900	1,351
2.00%, 06/01/2032	CAD	600	393
2.00%, 12/01/2051	CAD	530	303
3.50%, 12/01/2045	CAD	2,090	1,592
4.00%, 06/01/2041	CAD	150	120
Canton of Geneva Switzerland, (Switzerland), Reg. S, 0.02%, 11/27/2024	CHF	240	236
Canton of Zurich, (Switzerland), Reg. S, 0.10%, 06/23/2045	CHF	50	34
Cassa Depositi e Prestiti SpA, (Italy),
Reg. S, 0.75%, 11/21/2022	EUR	600	587
Reg. S, 1.00%, 09/21/2028	EUR	300	246
Reg. S, 2.00%, 04/20/2027	EUR	100	91
CDP Financial, Inc., (Canada),
5.60%, 11/25/2039 (e)		250	268
Reg. S, 5.60%, 11/25/2039		250	269
Chile Government International Bond, (Chile),
0.83%, 07/02/2031	EUR	550	397
1.25%, 01/22/2051	EUR	200	97
1.30%, 07/26/2036	EUR	500	325
2.55%, 01/27/2032		200	157
China Development Bank, (China),
Reg. S, 2.95%, 07/19/2027	CNH	15,000	2,092
Series 2205, 3.00%, 01/17/2032	CNY	40,300	5,665
Series 1613, 3.05%, 08/25/2026	CNY	20,000	2,869
Series 2005, 3.07%, 03/10/2030	CNY	47,200	6,692
Series 2010, 3.09%, 06/18/2030	CNY	11,600	1,648
Series 2115, 3.12%, 09/13/2031	CNY	22,500	3,194
Series 1610, 3.18%, 04/05/2026	CNY	30,000	4,322
Series 2003, 3.23%, 01/10/2025	CNY	172,300	24,782
Reg. S, 3.23%, 11/27/2025	CNH	10,000	1,415
Series 2110, 3.41%, 06/07/2031	CNY	50,000	7,250
Series 1908, 3.42%, 07/02/2024	CNY	56,000	8,058
Series 1915, 3.45%, 09/20/2029	CNY	111,000	16,170
Series 1905, 3.48%, 01/08/2029	CNY	239,500	34,896
Series 1909, 3.50%, 08/13/2026	CNY	139,100	20,261
Series 1910, 3.65%, 05/21/2029	CNY	181,900	26,760
Series 2105, 3.66%, 03/01/2031	CNY	96,000	14,174
Series 1904, 3.68%, 02/26/2026	CNY	88,000	12,870
Series 2015, 3.70%, 10/20/2030	CNY	18,000	2,665
Series 1518, 3.74%, 09/10/2025	CNY	21,700	3,175
Series 1605, 3.80%, 01/25/2036	CNY	32,000	4,832
Series 1710, 4.04%, 04/10/2027	CNY	110,000	16,360
Series 1810, 4.04%, 07/06/2028	CNY	6,600	990
Reg. S, 4.20%, 01/19/2027	CNH	13,000	1,912
Series 1510, 4.21%, 04/13/2025	CNY	30,000	4,417
Reg. S, 4.30%, 08/02/2032	CNH	7,000	1,058
Reg. S, 4.35%, 08/06/2024	CNH	7,000	1,008
Reg. S, 4.35%, 09/19/2024	CNH	1,000	144

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 4.50%, 11/13/2028	CNH	2,500	377
Series 1806, 4.73%, 04/02/2025	CNY	20,230	3,014
Series 1805, 4.88%, 02/09/2028	CNY	28,400	4,414
China Government Bond, (China),
1.99%, 04/09/2025	CNY	520,700	72,856
2.18%, 06/25/2024	CNY	88,000	12,422
2.28%, 03/17/2024	CNY	52,000	7,355
2.37%, 01/20/2027	CNY	135,000	18,905
2.47%, 09/02/2024	CNY	100,000	14,193
2.68%, 05/21/2030	CNY	562,700	78,915
2.69%, 08/12/2026	CNY	52,500	7,458
Series 1617, 2.74%, 08/04/2026	CNY	67,000	9,565
2.75%, 02/17/2032	CNY	80,600	11,279
2.85%, 06/04/2027	CNY	354,000	50,582
2.91%, 10/14/2028	CNY	56,000	8,009
3.02%, 05/27/2031	CNY	55,700	7,965
3.03%, 03/11/2026	CNY	99,500	14,342
Series 1915, 3.13%, 11/21/2029	CNY	4,200	609
Reg. S, 3.16%, 06/27/2023	CNH	500	70
Reg. S, 3.30%, 07/04/2023	CNH	2,000	282
Reg. S, 3.31%, 11/30/2025	CNH	2,000	286
Reg. S, 3.38%, 11/21/2024	CNH	3,000	429
Reg. S, 3.38%, 07/04/2026	CNH	24,000	3,446
3.39%, 03/16/2050	CNY	238,100	34,483
3.40%, 07/15/2072	CNY	35,460	5,223
Reg. S, 3.60%, 06/27/2028	CNH	26,500	3,867
Reg. S, 3.60%, 05/21/2030	CNH	8,500	1,255
3.72%, 04/12/2051	CNY	88,900	13,639
3.73%, 05/25/2070	CNY	20,670	3,266
3.76%, 03/22/2071	CNY	49,860	7,956
3.81%, 09/14/2050	CNY	139,800	21,731
Reg. S, 3.85%, 12/12/2026	CNH	19,000	2,784
Series 1910, 3.86%, 07/22/2049	CNY	24,800	3,889
Reg. S, 3.90%, 07/04/2036	CNH	13,500	2,037
Reg. S, 4.00%, 05/22/2024	CNH	8,500	1,220
Reg. S, 4.00%, 11/30/2035	CNH	30,500	4,684
Series 1908, 4.00%, 06/24/2069	CNY	5,000	830
Reg. S, 4.15%, 12/04/2027	CNH	20,000	2,989
Reg. S, 4.15%, 12/12/2031	CNH	3,000	464
Reg. S, 4.29%, 05/22/2029	CNH	3,000	458
Reg. S, 4.40%, 12/12/2046	CNH	26,000	4,185
China Government International Bond, (China),
Reg. S, 0.13%, 11/12/2026	EUR	200	172
Reg. S, 0.50%, 11/12/2031	EUR	650	491
City of Milan Italy, (Italy), 4.02%, 06/29/2035	EUR	40	35
City of Montreal Canada, (Canada), 2.30%, 09/01/2029	CAD	600	390
City of Quebec Canada, (Canada),

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
2.10%, 07/06/2031	CAD	300	184
2.65%, 12/20/2027	CAD	565	383
City of Toronto Canada, (Canada),
2.95%, 04/28/2035	CAD	200	125
3.50%, 06/02/2036	CAD	300	197
Colombia Government International Bond, (Colombia), 9.85%, 06/28/2027	COP	500,000	96
Communaute Francaise de Belgique, (Belgium), Reg. S, 1.63%, 05/03/2032	EUR	200	173
Corp. de Reservas Estrategicas de Productos Petroliferos Cores, (Spain), Reg. S, 1.50%, 11/27/2022	EUR	600	589
CPPIB Capital, Inc., (Canada),
Reg. S, 0.25%, 04/06/2027	EUR	1,450	1,259
Reg. S, 0.38%, 06/20/2024	EUR	300	283
Reg. S, 0.75%, 07/15/2049	EUR	300	174
Croatia Government International Bond, (Croatia),
Reg. S, 1.13%, 06/19/2029	EUR	500	406
Reg. S, 1.13%, 03/04/2033	EUR	500	352
Cyprus Government International Bond, (Cyprus),
Reg. S, 0.63%, 12/03/2024	EUR	347	325
Reg. S, 0.63%, 01/21/2030	EUR	235	181
Reg. S, 0.95%, 01/20/2032	EUR	300	223
Reg. S, 1.25%, 01/21/2040	EUR	720	457
Reg. S, 2.25%, 04/16/2050	EUR	10	7
Czech Republic Government Bond, (Czech Republic),
Series 130, 0.05%, 11/29/2029	CZK	4,980	137
Series 100, 0.25%, 02/10/2027	CZK	34,990	1,111
Series 97, Reg. S, 0.45%, 10/25/2023	CZK	12,000	447
Series 95, Reg. S, 1.00%, 06/26/2026	CZK	6,860	232
Series 121, 1.20%, 03/13/2031	CZK	27,250	779
Series 125, 1.50%, 04/24/2040	CZK	3,380	75
Series 138, 1.75%, 06/23/2032	CZK	3,170	92
Series 142, 1.95%, 07/30/2037	CZK	3,710	97
Series 103, 2.00%, 10/13/2033	CZK	7,260	209
Series 89, Reg. S, 2.40%, 09/17/2025	CZK	16,910	613
Series 78, Reg. S, 2.50%, 08/25/2028	CZK	16,760	570
Series 105, 2.75%, 07/23/2029	CZK	5,810	197
Series 49, Reg. S, 4.20%, 12/04/2036	CZK	5,390	190
Series 53, Reg. S, 4.85%, 11/26/2057	CZK	2,340	84
Series 58, Reg. S, 5.70%, 05/25/2024	CZK	140	6
Denmark Government Bond, (Denmark), 0.00%, 11/15/2031	DKK	8,027	838
0.25%, 11/15/2052	DKK	3,801	261
0.50%, 11/15/2027	DKK	5,748	689
0.50%, 11/15/2029	DKK	8,494	976
1.50%, 11/15/2023	DKK	3,720	488
1.75%, 11/15/2025	DKK	1,380	179
4.50%, 11/15/2039	DKK	6,730	1,115
7.00%, 11/10/2024	DKK	1,470	213

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Development Bank of Japan, Inc., (Japan),
Series 86, 0.24%, 10/13/2027	JPY	100,000	691
Reg. S, 0.88%, 10/10/2025	EUR	1,000	921
Reg. S, 1.13%, 04/28/2023	GBP	600	659
4.75%, 11/26/2027	EUR	900	948
Estonia Government International Bond, (Estonia), Reg. S, 0.13%, 06/10/2030	EUR	200	154
European Union, (Supranational), Reg. S, 3.38%, 04/04/2032	EUR	600	608
Export-Import Bank of China (The), (China),
Series 2113, 2.76%, 11/05/2024	CNY	20,000	2,848
Series 2005, 2.93%, 03/02/2025	CNY	82,600	11,799
Series 1610, 3.18%, 09/05/2026	CNY	10,000	1,441
Series 2210, 3.18%, 03/11/2032	CNY	80,400	11,458
Series 2105, 3.22%, 05/14/2026	CNY	20,500	2,956
Series 2010, 3.23%, 03/23/2030	CNY	58,500	8,390
Series 2007, 3.26%, 02/24/2027	CNY	52,400	7,563
Series 1905, 3.28%, 02/11/2024	CNY	117,000	16,737
Series 2011, 3.74%, 11/16/2030	CNY	10,000	1,485
Series 1910, 3.86%, 05/20/2029	CNY	106,500	15,866
Series 1514, 3.87%, 09/14/2025	CNY	25,000	3,672
Series 1703, 4.11%, 03/20/2027	CNY	22,000	3,273
Export-Import Bank of Korea, (South Korea),
Reg. S, 2.60%, 11/08/2023	AUD	1,100	688
Reg. S, 8.00%, 05/15/2024	IDR	400,000	27
Finland Government Bond, (Finland),
Reg. S, 0.00%, 09/15/2030 (e)	EUR	460	367
Reg. S, 0.13%, 09/15/2031 (e)	EUR	385	301
Reg. S, 0.13%, 04/15/2036 (e)	EUR	280	191
Reg. S, 0.13%, 04/15/2052 (e)	EUR	340	161
Reg. S, 0.25%, 09/15/2040 (e)	EUR	384	239
Reg. S, 0.50%, 04/15/2026 (e)	EUR	820	759
Reg. S, 0.50%, 09/15/2027 (e)	EUR	280	251
Reg. S, 0.50%, 09/15/2029 (e)	EUR	290	247
Reg. S, 0.50%, 04/15/2043 (e)	EUR	90	56
Reg. S, 0.75%, 04/15/2031 (e)	EUR	321	270
Reg. S, 0.88%, 09/15/2025 (e)	EUR	430	406
Reg. S, 1.13%, 04/15/2034 (e)	EUR	421	343
Reg. S, 1.38%, 04/15/2027 (e)	EUR	870	816
Series 30Y, Reg. S, 1.38%, 04/15/2047 (e)	EUR	357	268
Reg. S, 1.50%, 09/15/2032 (e)	EUR	470	410
Reg. S, 2.00%, 04/15/2024 (e)	EUR	447	440
Reg. S, 2.63%, 07/04/2042 (e)	EUR	275	259
Reg. S, 2.75%, 07/04/2028 (e)	EUR	120	119
Reg. S, 4.00%, 07/04/2025 (e)	EUR	270	278
Finnvera OYJ, (Finland),
Reg. S, 0.38%, 04/09/2029	EUR	300	249
Reg. S, 0.75%, 08/07/2028	EUR	1,500	1,299

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA, (Spain),
Reg. S, 0.01%, 09/17/2025	EUR	100	92
Reg. S, 0.85%, 12/17/2023	EUR	1,100	1,061
Free and Hanseatic City of Hamburg, (Germany),
Reg. S, 0.00%, 04/07/2026	EUR	280	250
Reg. S, 0.01%, 06/30/2028	EUR	180	150
0.01%, 11/05/2035	EUR	70	46
Reg. S, 0.20%, 09/03/2049	EUR	70	35
Reg. S, 0.25%, 02/18/2041	EUR	94	56
Free State of Bavaria, (Germany), Reg. S, 0.01%, 01/18/2035	EUR	352	237
Free State of Saxony, (Germany), Reg. S, 0.01%, 11/05/2029	EUR	197	157
French Republic Government Bond OAT, (France),
Reg. S, 0.00%, 11/25/2029	EUR	3,675	3,034
Reg. S, 0.00%, 02/25/2024	EUR	2,793	2,670
Reg. S, 0.00%, 03/25/2024	EUR	4,470	4,264
Reg. S, 0.00%, 02/25/2025	EUR	2,460	2,298
Reg. S, 0.00%, 03/25/2025	EUR	3,340	3,116
Reg. S, 0.00%, 02/25/2026	EUR	844	771
Reg. S, 0.00%, 02/25/2027	EUR	4,215	3,750
Reg. S, 0.00%, 11/25/2030	EUR	2,647	2,125
Reg. S, 0.00%, 11/25/2031	EUR	4,604	3,579
Reg. S, 0.00%, 05/25/2032	EUR	3,760	2,858
Reg. S, 0.25%, 11/25/2026	EUR	3,576	3,242
Reg. S, 0.50%, 05/25/2025	EUR	5,793	5,457
Reg. S, 0.50%, 05/25/2026	EUR	1,209	1,119
Reg. S, 0.50%, 05/25/2029	EUR	3,547	3,079
Reg. S, 0.50%, 05/25/2040 (e)	EUR	5,014	3,223
Reg. S, 0.50%, 06/25/2044 (e)	EUR	972	580
Reg. S, 0.50%, 05/25/2072 (e)	EUR	753	290
Reg. S, 0.75%, 02/25/2028	EUR	1,180	1,064
Reg. S, 0.75%, 05/25/2028	EUR	3,803	3,414
Reg. S, 0.75%, 11/25/2028	EUR	2,215	1,973
Reg. S, 0.75%, 05/25/2052 (e)	EUR	3,627	2,015
Reg. S, 0.75%, 05/25/2053 (e)	EUR	1,748	950
Reg. S, 1.00%, 11/25/2025	EUR	2,810	2,666
Reg. S, 1.00%, 05/25/2027	EUR	3,898	3,613
Reg. S, 1.25%, 05/25/2034	EUR	2,842	2,345
Reg. S, 1.25%, 05/25/2036 (e)	EUR	2,854	2,268
Reg. S, 1.25%, 05/25/2038	EUR	1,090	834
Reg. S, 1.50%, 05/25/2031	EUR	3,873	3,514
Reg. S, 1.50%, 05/25/2050 (e)	EUR	2,391	1,689
Reg. S, 1.75%, 11/25/2024	EUR	2,526	2,465
Reg. S, 1.75%, 06/25/2039 (e)	EUR	1,597	1,317
Reg. S, 1.75%, 05/25/2066 (e)	EUR	786	554
Reg. S, 2.00%, 11/25/2032	EUR	910	835
Reg. S, 2.00%, 05/25/2048 (e)	EUR	2,027	1,633
Reg. S, 2.25%, 05/25/2024	EUR	883	870
Reg. S, 2.50%, 05/25/2030	EUR	6,291	6,214

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 2.50%, 05/25/2043 (e)	EUR	870	780
Reg. S, 2.75%, 10/25/2027	EUR	3,699	3,702
Reg. S, 3.25%, 05/25/2045	EUR	2,665	2,712
Reg. S, 3.50%, 04/25/2026	EUR	36	37
Reg. S, 4.00%, 10/25/2038	EUR	1,008	1,103
Reg. S, 4.00%, 04/25/2055 (e)	EUR	1,031	1,209
Reg. S, 4.00%, 04/25/2060	EUR	1,338	1,584
Reg. S, 4.25%, 10/25/2023	EUR	1,910	1,920
Reg. S, 4.50%, 04/25/2041	EUR	2,502	2,931
Reg. S, 4.75%, 04/25/2035	EUR	1,867	2,169
Reg. S, 5.50%, 04/25/2029	EUR	2,037	2,362
Reg. S, 5.75%, 10/25/2032	EUR	1,329	1,645
Reg. S, 6.00%, 10/25/2025	EUR	2,740	2,994
Gemeinsame Deutsche Bundeslaender, (Germany),
Series 58, Reg. S, 0.00%, 02/19/2027	EUR	220	191
Series 60, Reg. S, 0.01%, 02/04/2031	EUR	146	113
Series 46, Reg. S, 1.13%, 09/30/2024	EUR	720	686
Gestion Securite de Stocks Securite SA, (France), Reg. S, 4.00%, 01/24/2024	EUR	100	100
Hong Kong Government Bond Programme, (Hong Kong),
1.68%, 01/21/2026	HKD	11,350	1,352
1.89%, 03/02/2032	HKD	2,100	232
1.97%, 01/17/2029	HKD	1,300	150
Hong Kong Government International Bond, (Hong Kong),
Reg. S, 2.80%, 11/30/2024	CNH	5,000	699
Reg. S, 3.00%, 11/30/2026	CNH	10,000	1,403
Housing & Development Board, (Singapore),
Reg. S, 1.76%, 02/24/2027	SGD	250	158
1.87%, 07/21/2033	SGD	1,000	572
Reg. S, 1.97%, 01/25/2029	SGD	1,000	617
Reg. S, 2.25%, 11/21/2024	SGD	750	504
Reg. S, 2.32%, 01/24/2028	SGD	250	160
Reg. S, 2.60%, 10/30/2029	SGD	1,500	954
Hungary Government Bond, (Hungary),
Series 26/E, 1.50%, 04/22/2026	HUF	100,410	167
Series 33/A, 2.25%, 04/20/2033	HUF	57,020	69
Series 34/A, 2.25%, 06/22/2034	HUF	100,520	117
Series 24/C, 2.50%, 10/24/2024	HUF	281,740	536
Series 26/D, 2.75%, 12/22/2026	HUF	80,210	136
Series 27/A, 3.00%, 10/27/2027	HUF	194,780	326
Series 30/A, 3.00%, 08/21/2030	HUF	297,350	441
Series 41/A, 3.00%, 04/25/2041	HUF	27,170	28
Series 28/A, 6.75%, 10/22/2028	HUF	75,000	148
Hungary Government International Bond, (Hungary),
Reg. S, 0.50%, 11/18/2030	EUR	500	309
Reg. S, 1.63%, 04/28/2032	EUR	500	327
Reg. S, 1.75%, 10/10/2027	EUR	425	356

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Hydro-Quebec, (Canada),
6.00%, 02/15/2040	CAD	300	263
SUB, 8.40%, 03/28/2025		600	649
SUB, 8.91%, 11/18/2024		800	867
Series HK, 9.38%, 04/15/2030		500	644
Ile-de-France Mobilites, (France),
Reg. S, 0.40%, 05/28/2031	EUR	300	241
Reg. S, 1.00%, 05/25/2034	EUR	300	232
Reg. S, 1.28%, 02/14/2042	EUR	100	68
Indonesia Government International Bond, (Indonesia),
0.90%, 02/14/2027	EUR	1,600	1,335
1.85%, 03/12/2031		234	179
Reg. S, 2.15%, 07/18/2024	EUR	550	522
Reg. S, 3.75%, 06/14/2028	EUR	500	466
Indonesia Treasury Bond, (Indonesia),
Series FR90, 5.13%, 04/15/2027	IDR	88,518,000	5,450
Series FR64, 6.13%, 05/15/2028	IDR	65,993,000	4,129
Series FR91, 6.38%, 04/15/2032	IDR	26,330,000	1,607
Series FR81, 6.50%, 06/15/2025	IDR	119,400,000	7,766
Series FR87, 6.50%, 02/15/2031	IDR	34,800,000	2,160
Series FR59, 7.00%, 05/15/2027	IDR	15,000,000	985
Series FR82, 7.00%, 09/15/2030	IDR	83,820,000	5,394
Series FR96, 7.00%, 02/15/2033	IDR	53,000,000	3,379
Series FR92, 7.13%, 06/15/2042	IDR	21,399,000	1,367
Series FR76, 7.38%, 05/15/2048	IDR	33,695,000	2,196
Series FR74, 7.50%, 08/15/2032	IDR	71,870,000	4,733
Series FR80, 7.50%, 06/15/2035	IDR	25,000,000	1,642
Series FR75, 7.50%, 05/15/2038	IDR	110,122,000	7,254
Series FR83, 7.50%, 04/15/2040	IDR	39,000,000	2,570
Series FR85, 7.75%, 04/15/2031	IDR	71,000,000	4,831
Series FR77, 8.13%, 05/15/2024	IDR	33,300,000	2,247
Series FR56, 8.38%, 09/15/2026	IDR	13,567,000	935
Series FR67, 8.75%, 02/15/2044	IDR	7,300,000	542
Industrial Bank of Korea, (South Korea), Reg. S, 0.02%, 07/16/2025	CHF	300	287
Infraestruturas de Portugal SA, (Portugal), Reg. S, 4.68%, 10/16/2024	EUR	150	153
Instituto de Credito Oficial, (Spain),
Reg. S, 0.25%, 04/30/2024	EUR	50	47
Reg. S, 2.65%, 01/31/2028	EUR	100	97
International Bank for Reconstruction & Development, (Supranational),
0.00%, 01/15/2027	EUR	2,125	1,851
Zero Coupon, 10/31/2030		1,000	696
0.10%, 09/17/2035	EUR	775	517
Reg. S, 0.20%, 01/21/2061	EUR	500	203
0.25%, 09/23/2027	GBP	900	799
0.38%, 07/28/2025		50	45
0.50%, 07/24/2023	GBP	1,450	1,570
0.50%, 06/21/2035	EUR	50	36

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
0.65%, 02/10/2026		750	648
0.88%, 12/13/2024	GBP	50	51
1.63%, 01/15/2025		475	447
2.50%, 03/19/2024		465	453
3.00%, 09/27/2023		200	197
Investitionsbank Schleswig-Holstein, (Germany), Reg. S, 0.01%, 05/15/2026	EUR	100	89
Ireland Government Bond, (Ireland),
Reg. S, 0.00%, 10/18/2031	EUR	1,127	874
Reg. S, 0.20%, 05/15/2027	EUR	880	786
Reg. S, 0.20%, 10/18/2030	EUR	611	499
Reg. S, 0.35%, 10/18/2032	EUR	440	342
Reg. S, 0.40%, 05/15/2035	EUR	691	504
Reg. S, 0.55%, 04/22/2041	EUR	385	245
Reg. S, 0.90%, 05/15/2028	EUR	862	779
Reg. S, 1.10%, 05/15/2029	EUR	957	863
Reg. S, 1.30%, 05/15/2033	EUR	330	281
Reg. S, 1.35%, 03/18/2031	EUR	365	328
Reg. S, 1.50%, 05/15/2050	EUR	593	416
Reg. S, 1.70%, 05/15/2037	EUR	290	243
Reg. S, 2.00%, 02/18/2045	EUR	655	536
Reg. S, 2.40%, 05/15/2030	EUR	590	577
Reg. S, 3.40%, 03/18/2024	EUR	490	491
5.40%, 03/13/2025	EUR	790	837
Israel Government AID Bond, (Israel),
Series 2, Zero Coupon, 11/01/2024		24	22
5.50%, 09/18/2033		900	992
Israel Government Bond — Fixed, (Israel),
Series 330, 1.00%, 03/31/2030	ILS	1,200	286
Series 537, 1.50%, 05/31/2037	ILS	305	66
Series 327, 2.00%, 03/31/2027	ILS	800	215
Series 142, 5.50%, 01/31/2042	ILS	290	105
Israel Government International Bond, (Israel),
Reg. S, 2.50%, 01/16/2049	EUR	425	344
2.75%, 07/03/2030		200	177
Italy Buoni Poliennali Del Tesoro, (Italy),
Reg. S, 0.00%, 01/15/2024	EUR	1,045	990
Reg. S, 0.00%, 01/30/2024	EUR	1,430	1,353
Reg. S, 0.00%, 04/15/2024	EUR	1,278	1,201
Reg. S, 0.00%, 12/15/2024	EUR	1,000	919
Reg. S, 0.00%, 04/01/2026	EUR	2,810	2,441
Reg. S, 0.00%, 08/01/2026	EUR	1,267	1,087
Reg. S, 0.25%, 03/15/2028	EUR	1,590	1,285
Reg. S, 0.30%, 08/15/2023	EUR	1,640	1,580
Reg. S, 0.35%, 02/01/2025	EUR	2,130	1,961
Reg. S, 0.50%, 02/01/2026	EUR	750	668
Reg. S, 0.50%, 07/15/2028	EUR	1,694	1,371
Reg. S, 0.60%, 08/01/2031 (e)	EUR	2,294	1,640

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.65%, 10/15/2023	EUR	1,000	964
Reg. S, 0.85%, 01/15/2027 (e)	EUR	1,460	1,278
Reg. S, 0.85%, 01/15/2027	EUR	4,975	4,355
Reg. S, 0.90%, 04/01/2031	EUR	1,957	1,462
Reg. S, 0.95%, 09/15/2027	EUR	1,310	1,125
Reg. S, 0.95%, 08/01/2030	EUR	1,510	1,164
Reg. S, 0.95%, 12/01/2031 (e)	EUR	2,105	1,536
Reg. S, 0.95%, 06/01/2032	EUR	1,885	1,352
Reg. S, 0.95%, 03/01/2037 (e)	EUR	1,134	705
Reg. S, 1.10%, 04/01/2027	EUR	1,430	1,254
Reg. S, 1.20%, 08/15/2025	EUR	500	461
Reg. S, 1.25%, 12/01/2026	EUR	2,107	1,886
Reg. S, 1.35%, 04/01/2030	EUR	1,390	1,123
Reg. S, 1.45%, 11/15/2024	EUR	1,900	1,807
Reg. S, 1.45%, 05/15/2025	EUR	1,013	948
Reg. S, 1.45%, 03/01/2036 (e)	EUR	1,079	745
Reg. S, 1.50%, 06/01/2025	EUR	1,620	1,518
Reg. S, 1.50%, 04/30/2045 (e)	EUR	1,291	745
Reg. S, 1.65%, 12/01/2030 (e)	EUR	2,253	1,821
Reg. S, 1.65%, 03/01/2032 (e)	EUR	676	527
Reg. S, 1.70%, 09/01/2051 (e)	EUR	1,667	951
Reg. S, 1.75%, 07/01/2024	EUR	2,050	1,972
Reg. S, 1.80%, 03/01/2041 (e)	EUR	1,634	1,068
Reg. S, 1.85%, 05/15/2024	EUR	1,340	1,293
Reg. S, 1.85%, 07/01/2025 (e)	EUR	980	924
Reg. S, 2.00%, 12/01/2025	EUR	760	716
Reg. S, 2.00%, 02/01/2028	EUR	342	307
Reg. S, 2.05%, 08/01/2027	EUR	2,080	1,892
Reg. S, 2.10%, 07/15/2026	EUR	1,844	1,721
Reg. S, 2.15%, 09/01/2052 (e)	EUR	901	561
Reg. S, 2.15%, 03/01/2072 (e)	EUR	447	261
Reg. S, 2.20%, 06/01/2027	EUR	1,977	1,819
Reg. S, 2.25%, 09/01/2036 (e)	EUR	1,014	772
Series 5Y, Reg. S, 2.45%, 10/01/2023	EUR	2,143	2,102
Reg. S, 2.45%, 09/01/2033 (e)	EUR	1,611	1,302
Series CAC, Reg. S, 2.45%, 09/01/2050 (e)	EUR	862	585
Reg. S, 2.50%, 12/01/2024	EUR	994	965
Reg. S, 2.50%, 11/15/2025	EUR	1,185	1,133
Reg. S, 2.50%, 12/01/2032	EUR	750	616
Reg. S, 2.70%, 03/01/2047 (e)	EUR	1,120	827
Reg. S, 2.80%, 12/01/2028	EUR	2,648	2,444
Reg. S, 2.80%, 03/01/2067 (e)	EUR	665	461
Reg. S, 2.95%, 09/01/2038 (e)	EUR	852	690
Reg. S, 3.00%, 08/01/2029	EUR	2,376	2,191
Reg. S, 3.10%, 03/01/2040 (e)	EUR	1,712	1,395
Reg. S, 3.25%, 03/01/2038 (e)	EUR	650	546
Reg. S, 3.25%, 09/01/2046 (e)	EUR	1,090	890

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 3.35%, 03/01/2035 (e)	EUR	2,660	2,325
Reg. S, 3.45%, 03/01/2048 (e)	EUR	1,285	1,080
Reg. S, 3.50%, 03/01/2030 (e)	EUR	1,126	1,067
Reg. S, 3.75%, 09/01/2024	EUR	1,230	1,224
Reg. S, 3.85%, 09/01/2049 (e)	EUR	930	830
Reg. S, 4.00%, 04/30/2035 (e)	EUR	1,300	1,215
Reg. S, 4.00%, 02/01/2037 (e)	EUR	1,310	1,226
Reg. S, 4.50%, 03/01/2024	EUR	59	59
Reg. S, 4.50%, 03/01/2026 (e)	EUR	3	3
Reg. S, 4.75%, 09/01/2028 (e)	EUR	1,270	1,301
Reg. S, 4.75%, 09/01/2044 (e)	EUR	2,105	2,144
Reg. S, 5.00%, 03/01/2025 (e)	EUR	890	910
Reg. S, 5.00%, 08/01/2034 (e)	EUR	966	992
Reg. S, 5.00%, 08/01/2039 (e)	EUR	1,341	1,395
Reg. S, 5.00%, 09/01/2040 (e)	EUR	960	997
Reg. S, 5.25%, 11/01/2029	EUR	1,777	1,884
Reg. S, 5.75%, 02/01/2033	EUR	1,100	1,193
Reg. S, 6.00%, 05/01/2031	EUR	1,753	1,943
Reg. S, 6.50%, 11/01/2027	EUR	890	987
Reg. S, 7.25%, 11/01/2026	EUR	2,200	2,472
Reg. S, 9.00%, 11/01/2023	EUR	1,440	1,509
Japan Expressway Holding and Debt Repayment Agency, (Japan),
Series 271, 0.02%, 03/31/2026	JPY	200,000	1,381
Series 347, 0.73%, 04/30/2048	JPY	200,000	1,206
Series 75, 1.96%, 09/19/2031	JPY	100,000	781
Series 37, 2.42%, 06/20/2028	JPY	100,000	774
Japan Finance Corp., (Japan),
Series 62, 0.00%, 07/31/2024	JPY	1,870,000	12,916
Series 57, 0.00%, 10/17/2025	JPY	400,000	2,761
Japan Finance Organization for Municipalities, (Japan),
Reg. S, 0.05%, 02/12/2027	EUR	500	431
Series 69, 0.48%, 02/28/2025	JPY	100,000	698
Series 72, 0.51%, 05/23/2025	JPY	1,016,000	7,107
Series 55, 0.78%, 12/28/2023	JPY	100,000	697
Series 2022, 2.32%, 06/18/2027	JPY	1,400,000	10,630
Japan Government Five Year Bond, (Japan),
Series 148, 0.01%, 06/20/2026	JPY	4,834,500	33,419
Series 150, 0.01%, 12/20/2026	JPY	1,874,550	12,940
Series 151, 0.01%, 03/20/2027	JPY	1,554,850	10,727
Series 153, 0.01%, 06/20/2027	JPY	459,600	3,166
Series 142, 0.10%, 12/20/2024	JPY	798,450	5,535
Series 143, 0.10%, 03/20/2025	JPY	1,344,200	9,320
Series 144, 0.10%, 06/20/2025	JPY	5,075,850	35,205
Japan Government Forty Year Bond, (Japan),
Series 9, 0.40%, 03/20/2056	JPY	595,900	3,010
Series 12, 0.50%, 03/20/2059	JPY	867,100	4,437
Series 13, 0.50%, 03/20/2060	JPY	785,500	3,984

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 14, 0.70%, 03/20/2061	JPY	876,500	4,751
Series 11, 0.80%, 03/20/2058	JPY	973,000	5,574
Series 10, 0.90%, 03/20/2057	JPY	400,450	2,383
Series 15, 1.00%, 03/20/2062	JPY	697,400	4,135
Series 8, 1.40%, 03/20/2055	JPY	484,800	3,344
Series 7, 1.70%, 03/20/2054	JPY	511,700	3,805
Series 6, 1.90%, 03/20/2053	JPY	246,950	1,919
Series 5, 2.00%, 03/20/2052	JPY	362,900	2,889
Series 3, 2.20%, 03/20/2050	JPY	2,126,550	17,660
Series 4, 2.20%, 03/20/2051	JPY	540,200	4,477
Series 1, 2.40%, 03/20/2048	JPY	100,000	862
Japan Government Ten Year Bond, (Japan),
Series 342, 0.10%, 03/20/2026	JPY	288,000	1,998
Series 343, 0.10%, 06/20/2026	JPY	3,348,200	23,227
Series 344, 0.10%, 09/20/2026	JPY	2,222,800	15,413
Series 345, 0.10%, 12/20/2026	JPY	5,827,200	40,385
Series 346, 0.10%, 03/20/2027	JPY	1,000,000	6,928
Series 347, 0.10%, 06/20/2027	JPY	4,476,850	30,982
Series 348, 0.10%, 09/20/2027	JPY	3,241,900	22,423
Series 349, 0.10%, 12/20/2027	JPY	2,115,800	14,625
Series 350, 0.10%, 03/20/2028	JPY	1,729,600	11,945
Series 351, 0.10%, 06/20/2028	JPY	1,529,200	10,552
Series 352, 0.10%, 09/20/2028	JPY	1,452,200	10,011
Series 353, 0.10%, 12/20/2028	JPY	1,683,600	11,594
Series 354, 0.10%, 03/20/2029	JPY	1,582,450	10,885
Series 355, 0.10%, 06/20/2029	JPY	2,586,900	17,775
Series 356, 0.10%, 09/20/2029	JPY	2,073,450	14,228
Series 357, 0.10%, 12/20/2029	JPY	1,777,000	12,175
Series 358, 0.10%, 03/20/2030	JPY	1,466,550	10,025
Series 359, 0.10%, 06/20/2030	JPY	4,212,450	28,751
Series 360, 0.10%, 09/20/2030	JPY	910,250	6,208
Series 361, 0.10%, 12/20/2030	JPY	971,000	6,612
Series 363, 0.10%, 06/20/2031	JPY	1,765,250	11,997
Series 364, 0.10%, 09/20/2031	JPY	469,200	3,187
Series 365, 0.10%, 12/20/2031	JPY	2,411,600	16,440
Series 366, 0.20%, 03/20/2032	JPY	1,980,000	13,679
Series 367, 0.20%, 06/20/2032	JPY	4,192,800	28,827
Series 341, 0.30%, 12/20/2025	JPY	1,248,950	8,720
Series 336, 0.50%, 12/20/2024	JPY	523,900	3,664
Series 333, 0.60%, 03/20/2024	JPY	374,600	2,614
Series 334, 0.60%, 06/20/2024	JPY	3,632,950	25,383
Japan Government Thirty Year Bond, (Japan),
Series 51, 0.30%, 06/20/2046	JPY	327,200	1,851
Series 63, 0.40%, 06/20/2049	JPY	209,600	1,150
Series 64, 0.40%, 09/20/2049	JPY	387,050	2,113
Series 65, 0.40%, 12/20/2049	JPY	517,250	2,824
Series 66, 0.40%, 03/20/2050	JPY	639,850	3,491

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 52, 0.50%, 09/20/2046	JPY	145,450	860
Series 62, 0.50%, 03/20/2049	JPY	2,172,650	12,307
Series 53, 0.60%, 12/20/2046	JPY	119,050	719
Series 67, 0.60%, 06/20/2050	JPY	571,100	3,270
Series 68, 0.60%, 09/20/2050	JPY	131,500	751
Series 61, 0.70%, 12/20/2048	JPY	231,950	1,391
Series 69, 0.70%, 12/20/2050	JPY	658,150	3,857
Series 70, 0.70%, 03/20/2051	JPY	493,700	2,886
Series 71, 0.70%, 06/20/2051	JPY	769,500	4,492
Series 72, 0.70%, 09/20/2051	JPY	1,142,600	6,660
Series 73, 0.70%, 12/20/2051	JPY	856,700	4,989
Series 50, 0.80%, 03/20/2046	JPY	131,550	840
Series 54, 0.80%, 03/20/2047	JPY	650,000	4,099
Series 55, 0.80%, 06/20/2047	JPY	1,184,050	7,439
Series 56, 0.80%, 09/20/2047	JPY	1,554,250	9,733
Series 57, 0.80%, 12/20/2047	JPY	487,150	3,038
Series 58, 0.80%, 03/20/2048	JPY	805,200	5,007
Series 74, 1.00%, 03/20/2052	JPY	1,180,650	7,431
Series 75, 1.30%, 06/20/2052	JPY	690,000	4,669
Series 48, 1.40%, 09/20/2045	JPY	1,503,600	10,917
Series 49, 1.40%, 12/20/2045	JPY	888,550	6,443
Series 45, 1.50%, 12/20/2044	JPY	449,400	3,338
Series 46, 1.50%, 03/20/2045	JPY	707,550	5,250
Series 47, 1.60%, 06/20/2045	JPY	627,000	4,734
Series 11, 1.70%, 06/20/2033	JPY	100,000	786
Series 41, 1.70%, 12/20/2043	JPY	385,100	2,977
Series 42, 1.70%, 03/20/2044	JPY	580,800	4,487
Series 43, 1.70%, 06/20/2044	JPY	200,000	1,543
Series 44, 1.70%, 09/20/2044	JPY	627,600	4,840
Series 38, 1.80%, 03/20/2043	JPY	103,400	815
Series 40, 1.80%, 09/20/2043	JPY	56,950	448
Series 37, 1.90%, 09/20/2042	JPY	1,360,800	10,905
Series 39, 1.90%, 06/20/2043	JPY	1,664,050	13,317
Series 33, 2.00%, 09/20/2040	JPY	3,135,250	25,506
Series 35, 2.00%, 09/20/2041	JPY	844,000	6,870
Series 36, 2.00%, 03/20/2042	JPY	124,900	1,017
Series 12, 2.10%, 09/20/2033	JPY	152,100	1,241
Series 5, 2.20%, 05/20/2031	JPY	143,400	1,152
Series 34, 2.20%, 03/20/2041	JPY	622,350	5,207
Series 18, 2.30%, 03/20/2035	JPY	973,400	8,150
Series 19, 2.30%, 06/20/2035	JPY	2,867,700	24,048
Series 21, 2.30%, 12/20/2035	JPY	749,850	6,305
Series 32, 2.30%, 03/20/2040	JPY	271,450	2,300
Series 17, 2.40%, 12/20/2034	JPY	112,150	947
Series 29, 2.40%, 09/20/2038	JPY	110,100	943
Series 20, 2.50%, 09/20/2035	JPY	156,800	1,344
Series 22, 2.50%, 03/20/2036	JPY	132,250	1,136

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 23, 2.50%, 06/20/2036	JPY	469,200	4,036
Series 24, 2.50%, 09/20/2036	JPY	675,100	5,818
Series 4, 2.90%, 11/20/2030	JPY	411,050	3,440
Japan Government Twenty Year Bond, (Japan),
Series 157, 0.20%, 06/20/2036	JPY	1,132,250	7,379
Series 171, 0.30%, 12/20/2039	JPY	1,500,000	9,404
Series 156, 0.40%, 03/20/2036	JPY	745,350	5,009
Series 168, 0.40%, 03/20/2039	JPY	590,400	3,810
Series 172, 0.40%, 03/20/2040	JPY	145,000	921
Series 173, 0.40%, 06/20/2040	JPY	872,500	5,523
Series 174, 0.40%, 09/20/2040	JPY	2,414,850	15,231
Series 177, 0.40%, 06/20/2041	JPY	908,850	5,674
Series 158, 0.50%, 09/20/2036	JPY	1,132,700	7,674
Series 164, 0.50%, 03/20/2038	JPY	649,700	4,318
Series 165, 0.50%, 06/20/2038	JPY	131,700	872
Series 167, 0.50%, 12/20/2038	JPY	1,258,550	8,285
Series 175, 0.50%, 12/20/2040	JPY	698,400	4,469
Series 176, 0.50%, 03/20/2041	JPY	753,650	4,806
Series 178, 0.50%, 09/20/2041	JPY	1,024,900	6,504
Series 179, 0.50%, 12/20/2041	JPY	1,121,000	7,095
Series 159, 0.60%, 12/20/2036	JPY	1,889,100	12,940
Series 161, 0.60%, 06/20/2037	JPY	2,381,450	16,220
Series 162, 0.60%, 09/20/2037	JPY	1,350,000	9,160
Series 160, 0.70%, 03/20/2037	JPY	245,700	1,702
Series 166, 0.70%, 09/20/2038	JPY	308,900	2,103
Series 180, 0.80%, 03/20/2042	JPY	1,046,250	6,985
Series 181, 0.90%, 06/20/2042	JPY	1,171,100	7,946
Series 155, 1.00%, 12/20/2035	JPY	963,350	6,998
Series 151, 1.20%, 12/20/2034	JPY	585,550	4,372
Series 152, 1.20%, 03/20/2035	JPY	1,277,600	9,530
Series 154, 1.20%, 09/20/2035	JPY	845,850	6,300
Series 153, 1.30%, 06/20/2035	JPY	800,000	6,031
Series 150, 1.40%, 09/20/2034	JPY	4,908,050	37,464
Series 148, 1.50%, 03/20/2034	JPY	970,000	7,484
Series 149, 1.50%, 06/20/2034	JPY	4,019,950	31,003
Series 147, 1.60%, 12/20/2033	JPY	105,350	820
Series 131, 1.70%, 09/20/2031	JPY	1,095,000	8,508
Series 137, 1.70%, 06/20/2032	JPY	295,450	2,315
Series 140, 1.70%, 09/20/2032	JPY	722,800	5,669
Series 145, 1.70%, 06/20/2033	JPY	2,110,700	16,591
Series 146, 1.70%, 09/20/2033	JPY	173,100	1,361
Series 122, 1.80%, 09/20/2030	JPY	965,200	7,477
Series 133, 1.80%, 12/20/2031	JPY	818,050	6,433
Series 134, 1.80%, 03/20/2032	JPY	447,550	3,529
Series 109, 1.90%, 03/20/2029	JPY	5,043,100	38,721
Series 121, 1.90%, 09/20/2030	JPY	1,308,800	10,210
Series 127, 1.90%, 03/20/2031	JPY	636,450	4,994

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 128, 1.90%, 06/20/2031	JPY	797,950	6,277
Series 118, 2.00%, 06/20/2030	JPY	1,865,000	14,601
Series 124, 2.00%, 12/20/2030	JPY	253,200	1,994
Series 126, 2.00%, 03/20/2031	JPY	845,200	6,679
Series 75, 2.10%, 03/20/2025	JPY	37,000	269
Series 80, 2.10%, 06/20/2025	JPY	517,000	3,779
Series 82, 2.10%, 09/20/2025	JPY	1,151,150	8,456
Series 92, 2.10%, 12/20/2026	JPY	196,250	1,474
Series 94, 2.10%, 03/20/2027	JPY	1,047,500	7,902
Series 96, 2.10%, 06/20/2027	JPY	93,350	707
Series 99, 2.10%, 12/20/2027	JPY	771,550	5,887
Series 105, 2.10%, 09/20/2028	JPY	263,700	2,035
Series 113, 2.10%, 09/20/2029	JPY	2,267,750	17,723
Series 123, 2.10%, 12/20/2030	JPY	167,000	1,325
Series 125, 2.20%, 03/20/2031	JPY	768,850	6,164
Series 102, 2.40%, 06/20/2028	JPY	900,900	7,030
Japan Government Two Year Bond, (Japan),
Series 430, 0.01%, 11/01/2023	JPY	300,000	2,075
Series 432, 0.01%, 01/01/2024	JPY	4,069,750	28,154
Japan Housing Finance Agency, (Japan),
Series 108, 1.43%, 06/18/2027	JPY	100,000	731
Series 71, 1.75%, 03/19/2026	JPY	200,000	1,460
Japan International Cooperation Agency, (Japan), Series 35, 0.08%, 06/19/2026	JPY	200,000	1,379
Japanese Government CPI Linked Bond, (Japan), Series 25, 0.20%, 03/10/2030	JPY	102,211	772
Jersey International Bond, (Jersey), Reg. S, 3.75%, 06/09/2054	GBP	400	373
Junta de Castilla y Leon, (Spain), Reg. S, 0.43%, 04/30/2030	EUR	62	50
Kazakhstan Government International Bond, (Kazakhstan), Reg. S, 1.50%, 09/30/2034	EUR	200	127
Kingdom of Belgium Government Bond, (Belgium),
Series 91, Reg. S, 0.00%, 10/22/2027 (e)	EUR	1,816	1,584
Series 92, Reg. S, 0.00%, 10/22/2031 (e)	EUR	1,087	841
Series 89, Reg. S, 0.10%, 06/22/2030 (e)	EUR	722	591
Series 79, Reg. S, 0.20%, 10/22/2023 (e)	EUR	247	238
Series 94, Reg. S, 0.35%, 06/22/2032 (e)	EUR	1,390	1,084
Series 90, Reg. S, 0.40%, 06/22/2040 (e)	EUR	885	550
Series 82, Reg. S, 0.50%, 10/22/2024 (e)	EUR	1,000	954
Series 93, Reg. S, 0.65%, 06/22/2071 (e)	EUR	508	214
Series 74, Reg. S, 0.80%, 06/22/2025 (e)	EUR	1,289	1,225
Series 85, Reg. S, 0.80%, 06/22/2028 (e)	EUR	1,912	1,721
Series 87, Reg. S, 0.90%, 06/22/2029 (e)	EUR	1,834	1,629
Series 77, Reg. S, 1.00%, 06/22/2026 (e)	EUR	1,412	1,330
Series 75, Reg. S, 1.00%, 06/22/2031 (e)	EUR	997	859
Series 86, Reg. S, 1.25%, 04/22/2033 (e)	EUR	1,094	928
Series 95, Reg. S, 1.40%, 06/22/2053 (e)	EUR	565	369
Series 84, Reg. S, 1.45%, 06/22/2037 (e)	EUR	300	237
Series 78, Reg. S, 1.60%, 06/22/2047 (e)	EUR	1,137	831
Series 88, Reg. S, 1.70%, 06/22/2050 (e)	EUR	1,036	755

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 76, Reg. S, 1.90%, 06/22/2038 (e)	EUR	743	620
Series 80, Reg. S, 2.15%, 06/22/2066 (e)	EUR	411	330
Series 83, Reg. S, 2.25%, 06/22/2057 (e)	EUR	467	386
Series 72, Reg. S, 2.60%, 06/22/2024 (e)	EUR	850	844
Series 96, Reg. S, 2.75%, 04/22/2039 (e)	EUR	400	373
Series 73, Reg. S, 3.00%, 06/22/2034 (e)	EUR	2,138	2,113
Series 71, Reg. S, 3.75%, 06/22/2045	EUR	563	605
Series 66, Reg. S, 4.00%, 03/28/2032	EUR	342	372
Series 60, Reg. S, 4.25%, 03/28/2041 (e)	EUR	1,020	1,140
Series 64, Reg. S, 4.50%, 03/28/2026 (e)	EUR	705	746
Series 44, Reg. S, 5.00%, 03/28/2035 (e)	EUR	880	1,037
Kommunalbanken A/S, (Norway),
Reg. S, 0.05%, 10/24/2029	EUR	100	79
Reg. S, 0.63%, 04/20/2026	EUR	1,200	1,087
Kommunekredit, (Denmark),
Reg. S, 0.01%, 05/04/2034	EUR	500	341
Reg. S, 0.25%, 03/29/2023	EUR	175	171
Reg. S, 0.50%, 01/24/2025	EUR	700	652
Kommuninvest I Sverige AB, (Sweden),
Series G24, Reg. S, 0.38%, 03/27/2024	SEK	4,880	422
Series 2602, Reg. S, 0.75%, 02/04/2026	SEK	2,880	236
Series 2505, Reg. S, 1.00%, 05/12/2025	SEK	5,000	423
Series 2611, Reg. S, 1.00%, 11/12/2026	SEK	4,000	326
Reg. S, 1.50%, 05/12/2025	SEK	3,000	257
Korea Development Bank (The), (South Korea),
Reg. S, 1.83%, 08/10/2027	SEK	2,000	160
6.00%, 01/22/2025	IDR	15,000,000	960
Korea Expressway Corp., (South Korea), Reg. S, 3.10%, 06/08/2026		800	755
Korea Housing Finance Corp., (South Korea),
Reg. S, 0.10%, 06/18/2024	EUR	100	94
Reg. S, 1.96%, 07/19/2026	EUR	100	93
Korea Hydro & Nuclear Power Co. Ltd., (South Korea), Reg. S, 0.00%, 07/19/2024	CHF	300	293
Korea National Oil Corp., (South Korea),
Reg. S, 0.00%, 10/04/2024	CHF	300	292
Reg. S, 0.26%, 07/30/2027	CHF	300	274
Korea Treasury Bond, (South Korea),
Series 2312, 0.88%, 12/10/2023	KRW	4,806,750	3,249
Series 2306, 1.00%, 06/10/2023	KRW	14,596,600	10,045
Series 2509, 1.13%, 09/10/2025	KRW	23,030,000	14,723
Series 3909, 1.13%, 09/10/2039	KRW	19,009,410	8,544
Series 2409, 1.38%, 09/10/2024	KRW	18,317,140	12,175
Series 2912, 1.38%, 12/10/2029	KRW	14,774,980	8,603
Series 3006, 1.38%, 06/10/2030	KRW	7,900,000	4,547
Series 2612, 1.50%, 12/10/2026	KRW	12,039,290	7,526
Series 4009, 1.50%, 09/10/2040	KRW	2,000,000	945
Series 5003, 1.50%, 03/10/2050	KRW	17,807,000	7,354
Series 6609, 1.50%, 09/10/2066	KRW	2,340,000	835

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 7009, 1.63%, 09/10/2070	KRW	989,340	362
Series 4109, 1.88%, 09/10/2041	KRW	2,287,610	1,140
Series 5103, 1.88%, 03/10/2051	KRW	10,331,900	4,670
Series 3106, 2.00%, 06/10/2031	KRW	7,015,550	4,170
Series 4603, 2.00%, 03/10/2046	KRW	1,444,000	703
Series 4903, 2.00%, 03/10/2049	KRW	2,252,320	1,069
Series 4703, 2.13%, 03/10/2047	KRW	4,548,060	2,257
Series 2703, 2.38%, 03/10/2027	KRW	10,000,000	6,454
Series 2712, 2.38%, 12/10/2027	KRW	2,000,000	1,277
Series 3112, 2.38%, 12/10/2031	KRW	10,752,080	6,555
Series 5203, 2.50%, 03/10/2052	KRW	5,000,000	2,616
Series 2806, 2.63%, 06/10/2028	KRW	2,900,000	1,862
Series 4803, 2.63%, 03/10/2048	KRW	7,412,190	4,063
Series 2709, 3.13%, 09/10/2027	KRW	7,000,000	4,672
Series 3206, 3.38%, 06/10/2032	KRW	9,944,190	6,508
Series 2603, 5.75%, 03/10/2026	KRW	5,119,010	3,748
Kuntarahoitus OYJ, (Finland),
Reg. S, 0.00%, 10/14/2030	EUR	500	387
Reg. S, 0.05%, 09/06/2029	EUR	400	321
Reg. S, 0.13%, 03/07/2024	EUR	180	171
Reg. S, 1.25%, 02/23/2033	EUR	200	164
Land Baden-Wuerttemberg, (Germany),
Reg. S, 0.01%, 09/02/2030	EUR	118	93
Reg. S, 0.63%, 01/27/2026	EUR	380	348
Series 120, Reg. S, 2.00%, 11/13/2023	EUR	220	215
Land Berlin, (Germany),
Reg. S, 0.01%, 07/02/2030	EUR	490	384
Reg. S, 0.10%, 01/18/2030	EUR	135	108
Series 530, Reg. S, 0.10%, 01/18/2041	EUR	80	46
Reg. S, 0.13%, 11/24/2045	EUR	90	48
Series 493, Reg. S, 0.63%, 02/08/2027	EUR	570	510
Reg. S, 0.63%, 01/26/2052	EUR	100	57
Series 495, Reg. S, 1.38%, 06/05/2037	EUR	260	203
Series 506, Reg. S, 1.38%, 08/27/2038	EUR	115	88
Reg. S, 1.63%, 08/02/2032	EUR	180	157
Land Thueringen, (Germany),
Reg. S, 0.05%, 05/06/2030	EUR	260	206
Reg. S, 0.13%, 01/13/2051	EUR	100	48
Latvia Government International Bond, (Latvia),
Reg. S, 0.00%, 03/17/2031	EUR	100	72
Reg. S, 1.13%, 05/30/2028	EUR	390	342
Reg. S, 1.38%, 05/16/2036	EUR	110	84
Reg. S, 1.88%, 02/19/2049	EUR	100	73
Lithuania Government International Bond, (Lithuania),
Reg. S, 0.25%, 05/06/2025	EUR	70	63
Reg. S, 0.50%, 07/28/2050	EUR	210	96
Reg. S, 0.75%, 05/06/2030	EUR	440	346

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 2.13%, 06/01/2032	EUR	210	180
Luxembourg Government Bond, (Luxembourg),
Reg. S, 0.00%, 04/28/2025	EUR	240	220
Reg. S, 0.00%, 11/13/2026	EUR	130	114
Reg. S, 0.00%, 04/28/2030	EUR	150	119
Malaysia Government Bond, (Malaysia),
Series 220, 2.63%, 04/15/2031	MYR	5,636	1,053
Series 307, 3.50%, 05/31/2027	MYR	2,000	421
Series 122, 3.58%, 07/15/2032	MYR	19,150	3,843
Series 519, 3.76%, 05/22/2040	MYR	10,790	2,013
Series 419, 3.83%, 07/05/2034	MYR	3,300	654
Series 118, 3.88%, 03/14/2025	MYR	2,000	432
Series 219, 3.89%, 08/15/2029	MYR	6,600	1,382
Series 417, 3.90%, 11/16/2027	MYR	20,000	4,272
Series 217, 4.06%, 09/30/2024	MYR	12,000	2,610
Series 120, 4.07%, 06/15/2050	MYR	2,070	382
Series 114, 4.18%, 07/15/2024	MYR	3,000	653
Series 318, 4.64%, 11/07/2033	MYR	10,000	2,148
Series 216, 4.74%, 03/15/2046	MYR	10,700	2,227
Series 317, 4.76%, 04/07/2037	MYR	2,200	478
Series 418, 4.89%, 06/08/2038	MYR	11,600	2,514
Series 518, 4.92%, 07/06/2048	MYR	1,800	380
Malaysia Government Investment Issue, (Malaysia),
Series 319, 3.73%, 03/31/2026	MYR	2,640	568
Series 217, 4.05%, 08/15/2024	MYR	3,090	675
Series 316, 4.07%, 09/30/2026	MYR	21,579	4,667
Series 119, 4.13%, 07/09/2029	MYR	31,630	6,722
Series 218, 4.37%, 10/31/2028	MYR	7,600	1,638
Series 219, 4.47%, 09/15/2039	MYR	2,000	408
Series 519, 4.64%, 11/15/2049	MYR	2,995	616
Series 617, 4.72%, 06/15/2033	MYR	3,000	658
Series 517, 4.76%, 08/04/2037	MYR	3,800	819
Series 615, 4.79%, 10/31/2035	MYR	2,946	645
Series 417, 4.90%, 05/08/2047	MYR	521	109
Series 222, 5.36%, 05/15/2052	MYR	1,780	396
Metropolitano de Lisboa EPE, (Portugal), 7.30%, 12/23/2025	EUR	500	564
Mexican Bonos, (Mexico),
Series M 20, 7.50%, 06/03/2027	MXN	17,000	773
Series M, 7.75%, 05/29/2031	MXN	12,000	529
Series M 20, 8.50%, 05/31/2029	MXN	1,000	47
Series M 30, 8.50%, 11/18/2038	MXN	2,000	89
Mexico Government International Bond, (Mexico),
1.13%, 01/17/2030	EUR	600	444
1.35%, 09/18/2027	EUR	1,575	1,340
1.63%, 04/08/2026	EUR	100	91
2.13%, 10/25/2051	EUR	600	301
2.66%, 05/24/2031		200	153

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
3.00%, 03/06/2045	EUR	425	279
4.60%, 02/10/2048		250	182
5.75%, 10/12/2110		50	39
6.75%, 02/06/2024	GBP	100	112
Ministeries Van de Vlaamse Gemeenschap, (Belgium),
Reg. S, 0.01%, 06/23/2027	EUR	500	436
Reg. S, 1.00%, 01/23/2051	EUR	100	58
Reg. S, 1.38%, 11/21/2033	EUR	500	414
Reg. S, 1.50%, 07/12/2038	EUR	100	76
Reg. S, 1.50%, 04/11/2044	EUR	100	71
Municipal Finance Authority of British Columbia, (Canada),
1.10%, 06/01/2025	CAD	200	134
2.55%, 10/09/2029	CAD	300	199
2.80%, 12/03/2023	CAD	500	357
Nederlandse Waterschapsbank NV, (Netherlands),
Reg. S, 0.00%, 02/16/2037	EUR	200	125
Reg. S, 0.05%, 01/28/2030	EUR	374	297
0.13%, 09/25/2023	EUR	400	384
Reg. S, 0.25%, 06/07/2024	EUR	683	643
Reg. S, 0.38%, 09/28/2046	EUR	169	95
Reg. S, 0.75%, 10/04/2041	EUR	200	131
Reg. S, 1.00%, 03/01/2028	EUR	300	266
Reg. S, 1.25%, 05/27/2036	EUR	140	108
Reg. S, 1.50%, 06/15/2039	EUR	160	123
5.20%, 03/31/2025	CAD	1,000	747
Netherlands Government Bond, (Netherlands),
Reg. S, 0.00%, 01/15/2024 (e)	EUR	446	428
0.00%, 01/15/2026	EUR	2,280	2,094
Reg. S, 0.00%, 01/15/2027 (e)	EUR	990	888
0.00%, 01/15/2029	EUR	890	756
Reg. S, 0.00%, 07/15/2030 (e)	EUR	764	628
Reg. S, 0.00%, 07/15/2031 (e)	EUR	1,167	935
Reg. S, 0.00%, 01/15/2038 (e)	EUR	752	496
Reg. S, 0.00%, 01/15/2052 (e)	EUR	814	400
Reg. S, 0.25%, 07/15/2025 (e)	EUR	354	332
Reg. S, 0.25%, 07/15/2029 (e)	EUR	799	686
Reg. S, 0.50%, 07/15/2032 (e)	EUR	860	702
Reg. S, 0.50%, 01/15/2040 (e)	EUR	980	680
Reg. S, 0.75%, 07/15/2027 (e)	EUR	1,763	1,622
Reg. S, 0.75%, 07/15/2028 (e)	EUR	1,090	987
Reg. S, 2.00%, 07/15/2024 (e)	EUR	644	634
Reg. S, 2.00%, 01/15/2054 (e)	EUR	370	328
Reg. S, 2.50%, 01/15/2033 (e)	EUR	2,148	2,114
Reg. S, 2.75%, 01/15/2047 (e)	EUR	1,548	1,600
Reg. S, 3.75%, 01/15/2042 (e)	EUR	1,261	1,461
Reg. S, 4.00%, 01/15/2037 (e)	EUR	974	1,108
Reg. S, 5.50%, 01/15/2028 (e)	EUR	666	760

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
New South Wales Treasury Corp., (Australia),
Reg. S, 1.00%, 02/08/2024	AUD	500	308
Reg. S, 1.25%, 03/20/2025	AUD	3,000	1,802
1.25%, 11/20/2030	AUD	1,800	906
Reg. S, 1.50%, 02/20/2032	AUD	1,000	493
Reg. S, 2.00%, 03/20/2031	AUD	1,900	1,008
Reg. S, 2.00%, 03/08/2033	AUD	3,500	1,759
2.25%, 05/07/2041	AUD	1,710	741
Reg. S, 2.50%, 11/22/2032	AUD	800	428
Series 27, Reg. S, 3.00%, 05/20/2027	AUD	4,100	2,501
Reg. S, 3.00%, 03/20/2028	AUD	1,800	1,087
Reg. S, 3.00%, 02/20/2030	AUD	3,680	2,157
New Zealand Government Bond, (New Zealand),
Series 528, 0.25%, 05/15/2028	NZD	6,400	2,876
Series 524, 0.50%, 05/15/2024	NZD	5,500	2,900
Series 526, 0.50%, 05/15/2026	NZD	2,033	995
Series 531, 1.50%, 05/15/2031	NZD	2,700	1,212
Series 541, 1.75%, 05/15/2041	NZD	1,265	451
Series 532, 2.00%, 05/15/2032	NZD	1,090	500
Series 425, Reg. S, 2.75%, 04/15/2025	NZD	1,700	918
Series 437, Reg. S, 2.75%, 04/15/2037	NZD	1,920	869
Series 551, 2.75%, 05/15/2051	NZD	633	249
Series 429, 3.00%, 04/20/2029	NZD	4,860	2,527
Series 433, Reg. S, 3.50%, 04/14/2033	NZD	1,980	1,028
Series 427, Reg. S, 4.50%, 04/15/2027	NZD	730	413
New Zealand Local Government Funding Agency Bond, (New Zealand),
1.50%, 04/20/2029	NZD	2,500	1,125
Reg. S, 2.00%, 04/15/2037	NZD	1,570	573
3.50%, 04/14/2033	NZD	300	145
Northern Territory Treasury Corp., (Australia),
Reg. S, 2.00%, 04/21/2031	AUD	600	314
Reg. S, 2.75%, 04/21/2027	AUD	2,200	1,326
Norway Government Bond, (Norway),
Series 482, Reg. S, 1.38%, 08/19/2030 (e)	NOK	5,080	406
Series 483, Reg. S, 1.25%, 09/17/2031 (e)	NOK	2,794	216
Series 478, Reg. S, 1.50%, 02/19/2026 (e)	NOK	4,500	391
Series 477, Reg. S, 1.75%, 03/13/2025 (e)	NOK	1,920	171
Series 479, Reg. S, 1.75%, 02/17/2027 (e)	NOK	3,070	265
Series 481, Reg. S, 1.75%, 09/06/2029 (e)	NOK	3,040	253
Series 480, Reg. S, 2.00%, 04/26/2028 (e)	NOK	3,320	286
Series 484, Reg. S, 2.13%, 05/18/2032 (e)	NOK	4,567	379
Series 476, Reg. S, 3.00%, 03/14/2024 (e)	NOK	6,073	558
OMERS Finance Trust, (Canada),
0.45%, 05/13/2025 (e)	EUR	250	230
Reg. S, 0.45%, 05/13/2025	EUR	2,700	2,482
Ontario Electricity Financial Corp., (Canada), Series 40, Zero Coupon, 04/11/2031	CAD	1,500	764

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Ontario Teachers’ Finance Trust, (Canada),
Reg. S, 0.50%, 05/06/2025	EUR	1,800	1,659
Reg. S, 0.90%, 05/20/2041	EUR	1,050	673
Panama Government International Bond, (Panama), 3.30%, 01/19/2033		200	155
Peruvian Government International Bond, (Peru),
Reg. S, 1.95%, 11/17/2036	EUR	500	313
Reg. S, 2.75%, 01/30/2026	EUR	425	399
2.78%, 01/23/2031		110	87
3.23%, 07/28/2121		25	14
3.55%, 03/10/2051		75	50
Reg. S, 6.90%, 08/12/2037	PEN	1,000	208
Philippine Government International Bond, (Philippines),
1.65%, 06/10/2031		200	150
1.75%, 04/28/2041	EUR	500	294
9.50%, 02/02/2030		100	124
Portugal Obrigacoes do Tesouro OT, (Portugal),
Reg. S, 0.30%, 10/17/2031 (e)	EUR	472	362
Reg. S, 0.48%, 10/18/2030 (e)	EUR	997	805
Reg. S, 0.70%, 10/15/2027 (e)	EUR	1,585	1,416
Reg. S, 0.90%, 10/12/2035 (e)	EUR	861	630
Reg. S, 1.00%, 04/12/2052 (e)	EUR	140	72
Reg. S, 1.15%, 04/11/2042 (e)	EUR	245	160
Reg. S, 1.65%, 07/16/2032 (e)	EUR	390	333
Reg. S, 1.95%, 06/15/2029 (e)	EUR	613	571
Reg. S, 2.13%, 10/17/2028 (e)	EUR	1,047	994
Series 15Y, Reg. S, 2.25%, 04/18/2034 (e)	EUR	426	380
Reg. S, 2.88%, 10/15/2025 (e)	EUR	1,170	1,171
Reg. S, 2.88%, 07/21/2026 (e)	EUR	580	580
Reg. S, 3.88%, 02/15/2030 (e)	EUR	510	534
Reg. S, 4.10%, 04/15/2037 (e)	EUR	527	558
Reg. S, 4.10%, 02/15/2045 (e)	EUR	570	610
Reg. S, 4.13%, 04/14/2027 (e)	EUR	480	504
Reg. S, 5.65%, 02/15/2024 (e)	EUR	1,139	1,169
Province of Alberta Canada, (Canada),
Reg. S, 1.40%, 02/20/2029	SEK	2,000	153
2.20%, 06/01/2026	CAD	600	410
Province of British Columbia Canada, (Canada),
2.80%, 06/18/2048	CAD	400	229
7.25%, 09/01/2036		300	369
7.88%, 11/30/2023	CAD	620	464
Province of Manitoba Canada, (Canada), 2.75%, 06/02/2029	CAD	500	338
Province of Nova Scotia Canada, (Canada), 3.45%, 06/01/2045	CAD	200	127
Province of Ontario Canada, (Canada),
Reg. S, 0.25%, 12/15/2026	GBP	1,000	904
Reg. S, 0.50%, 12/15/2023	GBP	500	531
Reg. S, 0.63%, 04/17/2025	EUR	400	371
5.60%, 06/02/2035	CAD	300	248

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Province of Quebec Canada, (Canada),
Reg. S, 0.88%, 05/04/2027	EUR	1,600	1,428
Reg. S, 0.88%, 07/05/2028	EUR	1,025	890
Reg. S, 2.38%, 01/22/2024	EUR	425	415
3.50%, 12/01/2045	CAD	200	130
Series PD, 7.50%, 09/15/2029		100	118
Province of Saskatchewan Canada, (Canada), 3.30%, 06/02/2048	CAD	400	249
Queensland Treasury Corp., (Australia),
Reg. S, 1.50%, 03/02/2032 (e)	AUD	1,000	495
Reg. S, 1.50%, 08/20/2032 (e)	AUD	3,360	1,640
Reg. S, 1.75%, 08/21/2031 (e)	AUD	1,700	875
Reg. S, 1.75%, 07/20/2034 (e)	AUD	1,100	517
Reg. S, 2.25%, 04/16/2040 (e)	AUD	1,100	486
Reg. S, 2.25%, 11/20/2041 (e)	AUD	450	194
Series 27, Reg. S, 2.75%, 08/20/2027 (e)	AUD	1,800	1,083
Series 26, Reg. S, 3.25%, 07/21/2026 (e)	AUD	1,000	622
Series 28, Reg. S, 3.25%, 07/21/2028 (e)	AUD	3,100	1,890
Reg. S, 3.25%, 08/21/2029 (e)	AUD	2,000	1,204
Reg. S, 3.50%, 08/21/2030 (e)	AUD	1,500	906
Series 25, Reg. S, 4.75%, 07/21/2025 (e)	AUD	2,000	1,306
Series 24, Reg. S, 5.75%, 07/22/2024	AUD	1,100	727
Regiao Autonoma Madeira, (Portugal), 0.94%, 05/29/2032	EUR	200	155
Regie Autonome des Transports Parisiens, (France),
Reg. S, 0.38%, 06/15/2024	EUR	300	285
Reg. S, 0.40%, 12/19/2036	EUR	817	715
Reg. S, 0.88%, 05/25/2027	EUR	100	91
Reg. S, 1.75%, 05/25/2031	EUR	500	450
Reg. S, 1.88%, 05/25/2032	EUR	100	89
Region of Ile de France, (France),
Reg. S, 0.00%, 04/20/2028	EUR	200	169
Reg. S, 0.50%, 06/14/2025	EUR	200	187
Reg. S, 3.63%, 03/27/2024	EUR	100	100
Region Wallonne Belgium, (Belgium),
Reg. S, 0.05%, 06/22/2025	EUR	800	738
Reg. S, 0.25%, 05/03/2026	EUR	300	272
Reg. S, 0.38%, 10/22/2031	EUR	100	78
Reg. S, 0.50%, 06/22/2037	EUR	100	65
Reg. S, 1.05%, 06/22/2040	EUR	100	68
Reg. S, 1.38%, 04/06/2032	EUR	200	168
Republic of Austria Government Bond, (Austria),
Reg. S, 0.00%, 07/15/2024 (e)	EUR	280	265
Reg. S, 0.00%, 10/20/2028 (e)	EUR	490	411
Reg. S, 0.00%, 02/20/2030 (e)	EUR	868	701
Reg. S, 0.00%, 02/20/2031 (e)	EUR	1,344	1,050
Reg. S, 0.00%, 10/20/2040 (e)	EUR	350	202
Reg. S, 0.25%, 10/20/2036 (e)	EUR	500	338
Reg. S, 0.50%, 04/20/2027 (e)	EUR	1,100	993

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.50%, 02/20/2029 (e)	EUR	739	635
Reg. S, 0.70%, 04/20/2071 (e)	EUR	261	116
Reg. S, 0.75%, 10/20/2026 (e)	EUR	1,000	923
Reg. S, 0.75%, 02/20/2028 (e)	EUR	740	662
Reg. S, 0.75%, 03/20/2051 (e)	EUR	1,052	609
Reg. S, 0.85%, 06/30/2120 (e)	EUR	380	158
Reg. S, 0.90%, 02/20/2032 (e)	EUR	480	396
Reg. S, 1.20%, 10/20/2025 (e)	EUR	860	819
Reg. S, 1.50%, 02/20/2047 (e)	EUR	495	366
Reg. S, 1.50%, 11/02/2086 (e)	EUR	190	116
Series 1, Reg. S, 1.65%, 10/21/2024 (e)	EUR	1,468	1,432
Reg. S, 1.75%, 10/20/2023 (e)	EUR	595	584
Reg. S, 1.85%, 05/23/2049 (e)	EUR	280	222
Reg. S, 2.10%, 09/20/2117 (e)	EUR	376	282
Reg. S, 2.40%, 05/23/2034 (e)	EUR	673	625
Reg. S, 3.15%, 06/20/2044 (e)	EUR	468	480
Reg. S, 3.80%, 01/26/2062 (e)	EUR	210	247
Reg. S, 4.15%, 03/15/2037 (e)	EUR	1,025	1,140
Reg. S, 4.85%, 03/15/2026 (e)	EUR	911	974
Reg. S, 6.25%, 07/15/2027	EUR	133	153
Republic of Austria Government International Bond, (Austria), Reg. S, 5.38%, 12/01/2034 (e)	CAD	100	80
Republic of Italy Government International Bond, (Italy),
1.25%, 02/17/2026		2,000	1,711
2.88%, 10/17/2029		200	163
Reg. S, (ICE EURIBOR Swap Rate 30 Year + 0.00%), 4.25%, 06/28/2029 (aa)	EUR	1,000	992
Reg. S, 5.13%, 07/31/2024	EUR	520	527
5.20%, 07/31/2034	EUR	200	200
Reg. S, 6.00%, 08/04/2028	GBP	1,050	1,137
Republic of Poland Government Bond, (Poland),
Series 423, Zero Coupon, 04/25/2023	PLN	2,781	535
Series 1026, 0.25%, 10/25/2026	PLN	6,040	912
Series 1030, 1.25%, 10/25/2030	PLN	1,213	156
Series 432, 1.75%, 04/25/2032	PLN	2,723	348
Series 1024, 2.25%, 10/25/2024	PLN	5,960	1,087
Series 424, 2.50%, 04/25/2024	PLN	1,639	308
Series 726, 2.50%, 07/25/2026	PLN	1,890	318
Series 727, 2.50%, 07/25/2027	PLN	9,250	1,507
Series 428, 2.75%, 04/25/2028	PLN	500	80
Series 1029, 2.75%, 10/25/2029	PLN	3,773	569
Series 447, 4.00%, 04/25/2047	PLN	373	51
Series 429, 5.75%, 04/25/2029	PLN	530	98
Republic of Poland Government International Bond, (Poland),
Reg. S, 0.00%, 07/07/2023	EUR	425	408
Reg. S, 0.00%, 02/10/2025	EUR	60	54
Reg. S, 0.88%, 05/10/2027	EUR	1,000	878
Reg. S, 1.13%, 08/07/2026	EUR	925	833

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 2.00%, 03/08/2049	EUR	53	35
Reg. S, 2.38%, 01/18/2036	EUR	500	390
Romania Government Bond, (Romania),
Series 7Y, 2.50%, 10/25/2027	RON	1,350	201
Series 5Y, 3.25%, 06/24/2026	RON	2,215	365
Series 5Y, 3.65%, 07/28/2025	RON	2,600	453
Series 3Y, 4.00%, 10/25/2023	RON	4,550	865
Series 10YR, 4.15%, 10/24/2030	RON	3,055	449
Series 5Y, 4.25%, 04/28/2036	RON	555	71
Series 10Y, 6.70%, 02/25/2032	RON	1,440	249
Romanian Government International Bond, (Romania),
Reg. S, 1.75%, 07/13/2030	EUR	500	317
Reg. S, 2.00%, 04/14/2033	EUR	800	463
Reg. S, 2.75%, 02/26/2026	EUR	15	13
Reg. S, 2.75%, 04/14/2041	EUR	400	201
Reg. S, 2.88%, 10/28/2024	EUR	775	734
Reg. S, 3.38%, 02/08/2038	EUR	725	438
Reg. S, 3.38%, 01/28/2050	EUR	665	335
Reg. S, 3.62%, 05/26/2030	EUR	975	717
Saitama Prefecture, (Japan), Series 7, 2.29%, 06/22/2029	JPY	500,000	3,915
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 0.75%, 07/09/2027	EUR	100	86
Reg. S, 2.00%, 07/09/2039	EUR	600	425
SFIL SA, (France),
Reg. S, 0.00%, 05/24/2024	EUR	200	189
Reg. S, 0.05%, 06/04/2029	EUR	300	247
Reg. S, 0.13%, 10/18/2024	EUR	500	469
Singapore Government Bond, (Singapore),
1.25%, 11/01/2026	SGD	5,000	3,177
1.63%, 07/01/2031	SGD	1,608	961
1.88%, 03/01/2050	SGD	2,293	1,181
2.00%, 02/01/2024	SGD	4,700	3,213
2.13%, 06/01/2026	SGD	3,044	2,016
2.25%, 08/01/2036	SGD	2,160	1,307
2.38%, 07/01/2039	SGD	1,140	693
2.63%, 05/01/2028	SGD	1,926	1,279
2.63%, 08/01/2032	SGD	3,130	2,023
2.75%, 04/01/2042	SGD	2,093	1,325
2.75%, 03/01/2046	SGD	1,718	1,083
2.88%, 07/01/2029	SGD	800	535
2.88%, 09/01/2030	SGD	2,295	1,525
3.38%, 09/01/2033	SGD	1,650	1,139
3.50%, 03/01/2027	SGD	1,800	1,250
Slovakia Government Bond, (Slovakia),
Series 241, Reg. S, 0.13%, 06/17/2027	EUR	162	141
Series 242, Reg. S, 0.38%, 04/21/2036	EUR	379	236
Series 231, 0.63%, 05/22/2026	EUR	860	787

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 236, Reg. S, 0.75%, 04/09/2030	EUR	420	345
Series 234, Reg. S, 1.00%, 06/12/2028	EUR	240	212
Series 239, Reg. S, 1.00%, 05/14/2032	EUR	718	572
Series 243, Reg. S, 1.00%, 10/13/2051	EUR	130	68
Series 233, Reg. S, 2.00%, 10/17/2047	EUR	180	131
Series 235, Reg. S, 2.25%, 06/12/2068	EUR	119	87
Slovenia Government Bond, (Slovenia),
Series RS82, Reg. S, 0.28%, 01/14/2030	EUR	586	467
Series RS87, Reg. S, 0.69%, 03/03/2081	EUR	121	41
Series RS84, Reg. S, 0.88%, 07/15/2030	EUR	190	156
Series RS74, Reg. S, 1.50%, 03/25/2035	EUR	120	93
Series RS78, Reg. S, 1.75%, 11/03/2040	EUR	212	154
Series RS77, Reg. S, 2.25%, 03/03/2032	EUR	130	116
Series RS76, Reg. S, 3.13%, 08/07/2045	EUR	160	145
Series RS66, Reg. S, 4.63%, 09/09/2024	EUR	319	332
Series RS70, Reg. S, 5.13%, 03/30/2026	EUR	470	507
SNCF Reseau, (France),
Reg. S, 0.88%, 01/22/2029	EUR	200	175
Reg. S, 1.00%, 11/09/2031	EUR	300	251
Reg. S, 1.13%, 05/19/2027	EUR	400	368
Reg. S, 1.50%, 05/29/2037	EUR	300	234
Reg. S, 2.00%, 11/12/2026	CHF	300	308
Reg. S, 2.00%, 02/05/2048	EUR	100	74
4.70%, 06/01/2035	CAD	100	75
Reg. S, 5.00%, 10/10/2033	EUR	200	229
Reg. S, 5.00%, 03/11/2052	GBP	145	163
Reg. S, 5.25%, 12/07/2028	GBP	300	335
Societe Du Grand Paris EPIC, (France),
Reg. S, 0.70%, 10/15/2060	EUR	300	127
Reg. S, 0.88%, 05/10/2046	EUR	100	60
Reg. S, 1.00%, 11/26/2051	EUR	200	111
Reg. S, 1.13%, 10/22/2028	EUR	700	628
Reg. S, 1.13%, 05/25/2034	EUR	300	235
Reg. S, 1.70%, 05/25/2050	EUR	300	210
Societe Nationale SNCF SA, (France),
Reg. S, 0.63%, 04/17/2030	EUR	300	250
Reg. S, 1.00%, 05/25/2040	EUR	100	65
Reg. S, 1.00%, 01/19/2061	EUR	100	45
Reg. S, 1.50%, 02/02/2029	EUR	300	271
Reg. S, 4.63%, 02/02/2024	EUR	300	303
Reg. S, 5.38%, 03/18/2027	GBP	400	445
South Australian Government Financing Authority, (Australia),
Reg. S, 2.00%, 05/23/2036	AUD	1,479	672
Series 24, Reg. S, 2.25%, 08/15/2024	AUD	400	248
2.75%, 05/24/2030	AUD	2,500	1,429
Series 26, Reg. S, 3.00%, 07/20/2026	AUD	1,600	986
Series 23, 4.25%, 11/20/2023	AUD	350	226

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Spain Government Bond, (Spain),
Reg. S, 0.00%, 05/31/2024	EUR	509	482
0.00%, 01/31/2025	EUR	1,909	1,775
0.00%, 05/31/2025	EUR	1,920	1,768
0.00%, 01/31/2026	EUR	311	281
0.00%, 01/31/2027	EUR	1,730	1,513
Reg. S, 0.00%, 01/31/2028 (e)	EUR	618	524
Reg. S, 0.10%, 04/30/2031 (e)	EUR	1,740	1,324
Series 5YR, Reg. S, 0.25%, 07/30/2024 (e)	EUR	1,223	1,158
Reg. S, 0.50%, 04/30/2030 (e)	EUR	2,173	1,777
Reg. S, 0.50%, 10/31/2031 (e)	EUR	1,458	1,132
Reg. S, 0.60%, 10/31/2029 (e)	EUR	1,410	1,179
Reg. S, 0.70%, 04/30/2032 (e)	EUR	2,380	1,853
Reg. S, 0.80%, 07/30/2027 (e)	EUR	2,861	2,569
0.80%, 07/30/2029	EUR	1,100	936
Reg. S, 0.85%, 07/30/2037 (e)	EUR	2,393	1,615
Reg. S, 1.00%, 07/30/2042 (e)	EUR	963	607
Reg. S, 1.00%, 10/31/2050 (e)	EUR	1,930	1,028
Reg. S, 1.20%, 10/31/2040 (e)	EUR	1,721	1,155
Reg. S, 1.25%, 10/31/2030 (e)	EUR	2,458	2,106
Reg. S, 1.30%, 10/31/2026 (e)	EUR	2,201	2,061
Reg. S, 1.40%, 04/30/2028 (e)	EUR	666	607
Reg. S, 1.40%, 07/30/2028 (e)	EUR	1,421	1,289
Reg. S, 1.45%, 10/31/2027 (e)	EUR	1,840	1,700
Reg. S, 1.45%, 04/30/2029 (e)	EUR	4,130	3,712
Reg. S, 1.45%, 10/31/2071 (e)	EUR	389	187
Reg. S, 1.50%, 04/30/2027 (e)	EUR	1,325	1,238
Reg. S, 1.60%, 04/30/2025 (e)	EUR	1,005	969
Reg. S, 1.85%, 07/30/2035 (e)	EUR	2,233	1,835
Reg. S, 1.90%, 10/31/2052 (e)	EUR	682	447
Reg. S, 1.95%, 04/30/2026 (e)	EUR	2,578	2,485
Reg. S, 1.95%, 07/30/2030 (e)	EUR	1,340	1,219
Reg. S, 2.15%, 10/31/2025 (e)	EUR	3,525	3,436
Reg. S, 2.35%, 07/30/2033 (e)	EUR	1,491	1,337
Reg. S, 2.55%, 10/31/2032 (e)	EUR	270	248
Series 30Y, Reg. S, 2.70%, 10/31/2048 (e)	EUR	1,014	842
Reg. S, 2.75%, 10/31/2024 (e)	EUR	1,693	1,679
Reg. S, 2.90%, 10/31/2046 (e)	EUR	1,593	1,394
Reg. S, 3.45%, 07/30/2043 (e)	EUR	580	551
Reg. S, 3.45%, 07/30/2066 (e)	EUR	970	891
Reg. S, 3.80%, 04/30/2024 (e)	EUR	1,457	1,464
Reg. S, 4.20%, 01/31/2037 (e)	EUR	923	982
Reg. S, 4.40%, 10/31/2023 (e)	EUR	1,070	1,075
Reg. S, 4.65%, 07/30/2025 (e)	EUR	1,956	2,042
Reg. S, 4.70%, 07/30/2041 (e)	EUR	1,064	1,215
Reg. S, 4.80%, 01/31/2024 (e)	EUR	818	830
Reg. S, 4.90%, 07/30/2040 (e)	EUR	999	1,164

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 5.15%, 10/31/2028 (e)	EUR	1,476	1,631
Reg. S, 5.15%, 10/31/2044 (e)	EUR	971	1,185
5.75%, 07/30/2032	EUR	1,706	2,039
Reg. S, 5.90%, 07/30/2026 (e)	EUR	420	464
6.00%, 01/31/2029	EUR	1,430	1,658
State of Brandenburg, (Germany),
Reg. S, 0.13%, 01/26/2046	EUR	159	84
Reg. S, 1.45%, 11/26/2038	EUR	180	139
State of Bremen, (Germany),
Series 247, Reg. S, 0.15%, 09/14/2040	EUR	110	65
Series 224, Reg. S, 0.40%, 08/20/2049	EUR	30	16
Series 258, Reg. S, 0.50%, 05/06/2041	EUR	138	86
Series 232, Reg. S, 0.55%, 02/04/2050	EUR	30	17
Series 215, Reg. S, 1.20%, 01/30/2034	EUR	40	32
Series 191, Reg. S, 1.88%, 03/18/2024	EUR	580	564
State of Hesse, (Germany),
Series 2006, Reg. S, 0.01%, 03/11/2030	EUR	100	79
Reg. S, 0.13%, 10/10/2031	EUR	203	155
Series 1801, Reg. S, 0.63%, 08/02/2028	EUR	230	199
Reg. S, 0.88%, 12/10/2024	EUR	600	567
Reg. S, 1.38%, 06/10/2024	EUR	490	471
State of Lower Saxony, (Germany),
Series 901, Reg. S, 0.01%, 11/25/2027	EUR	500	426
Series 898, Reg. S, 0.01%, 08/13/2030	EUR	149	116
Reg. S, 0.01%, 01/10/2031	EUR	479	369
Reg. S, 0.05%, 03/09/2035	EUR	277	187
Reg. S, 0.25%, 02/06/2024	EUR	325	310
Series 884, Reg. S, 0.88%, 10/25/2028	EUR	320	280
Reg. S, 1.50%, 10/17/2029	EUR	200	179
State of North Rhine-Westphalia Germany, (Germany),
Reg. S, 0.00%, 01/15/2029	EUR	161	132
Series 15YR, Reg. S, 0.00%, 10/12/2035	EUR	654	429
Reg. S, 0.20%, 04/09/2030	EUR	294	236
Reg. S, 0.20%, 01/27/2051	EUR	270	133
Reg. S, 0.38%, 09/02/2050	EUR	373	196
Series 1409, Reg. S, 0.50%, 04/16/2026	EUR	360	327
Reg. S, 0.50%, 11/25/2039	EUR	110	71
Reg. S, 0.75%, 08/16/2041	EUR	360	239
Reg. S, 0.80%, 07/30/2049	EUR	100	61
Reg. S, 0.95%, 03/13/2028	EUR	144	128
Reg. S, 0.95%, 01/10/2121	EUR	195	76
Series 15YR, Reg. S, 1.10%, 03/13/2034	EUR	110	88
Reg. S, 1.38%, 01/15/2120	EUR	334	169
Reg. S, 1.45%, 02/16/2043	EUR	100	75
Reg. S, 1.45%, 01/19/2122	EUR	150	80
Reg. S, 1.65%, 02/22/2038	EUR	110	89
Reg. S, 1.65%, 05/16/2047	EUR	420	326

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 1.75%, 10/26/2057	EUR	172	131
Reg. S, 1.75%, 07/11/2068	EUR	104	76
Reg. S, 1.88%, 03/15/2024	EUR	630	613
Reg. S, 1.95%, 09/26/2078	EUR	154	119
Reg. S, 2.15%, 03/21/2119	EUR	226	166
Series 1250, Reg. S, 2.38%, 05/13/2033	EUR	350	323
State of Rhineland-Palatinate, (Germany),
Reg. S, 0.38%, 01/26/2027	EUR	220	195
Reg. S, 0.38%, 03/10/2051	EUR	200	105
Reg. S, 0.75%, 01/19/2026	EUR	725	667
State of Saarland, (Germany), Reg. S, 0.05%, 11/05/2040	EUR	68	39
State of Saxony-Anhalt, (Germany),
Reg. S, 0.50%, 03/24/2051	EUR	123	68
Series 10Y, Reg. S, 0.75%, 01/29/2029	EUR	200	172
Reg. S, 1.88%, 04/10/2024	EUR	300	292
State of Schleswig-Holstein Germany, (Germany),
Reg. S, 0.13%, 06/12/2029	EUR	331	271
Reg. S, 0.50%, 03/22/2029	EUR	140	118
Reg. S, 0.63%, 08/31/2028	EUR	140	121
State of the Grand-Duchy of Luxembourg, (Luxembourg),
Reg. S, 0.00%, 03/24/2031	EUR	103	79
Reg. S, 1.38%, 05/25/2029	EUR	380	340
States of Guernsey Bond, (Guernsey), Reg. S, 3.38%, 12/12/2046	GBP	200	179
Svensk Exportkredit AB, (Sweden),
Zero Coupon, 05/11/2037		224	112
Reg. S, 2.00%, 06/30/2027	EUR	1,000	937
Sweden Government Bond, (Sweden),
Series 1062, Reg. S, 0.13%, 05/12/2031 (e)	SEK	5,705	431
Series 1063, Reg. S, 0.50%, 11/24/2045	SEK	1,640	106
Series 1060, Reg. S, 0.75%, 05/12/2028 (e)	SEK	6,075	501
Series 1061, Reg. S, 0.75%, 11/12/2029 (e)	SEK	4,450	360
Series 1059, Reg. S, 1.00%, 11/12/2026	SEK	4,770	406
Series 1064, Reg. S, 1.38%, 06/23/2071 (e)	SEK	570	33
Series 1057, Reg. S, 1.50%, 11/13/2023 (e)	SEK	4,040	361
Series 1056, Reg. S, 2.25%, 06/01/2032	SEK	5,000	455
Series 1058, Reg. S, 2.50%, 05/12/2025 (e)	SEK	5,100	460
Series 1053, 3.50%, 03/30/2039	SEK	3,010	324
Sweden Government International Bond, (Sweden), Reg. S, 0.13%, 04/24/2023	EUR	700	679
Swiss Confederation Government Bond, (Switzerland),
Reg. S, 0.00%, 06/22/2029	CHF	620	586
Reg. S, 0.00%, 06/26/2034	CHF	679	599
Reg. S, 0.00%, 07/24/2039	CHF	629	524
Reg. S, 0.50%, 05/27/2030	CHF	330	320
Reg. S, 0.50%, 06/27/2032	CHF	260	246
Reg. S, 0.50%, 06/28/2045	CHF	110	99
Reg. S, 0.50%, 05/24/2055	CHF	222	197
Reg. S, 0.50%, 05/30/2058	CHF	160	141

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 1.25%, 06/11/2024	CHF	410	419
Reg. S, 1.25%, 06/27/2037	CHF	300	306
Reg. S, 1.50%, 07/24/2025	CHF	190	197
Reg. S, 1.50%, 04/30/2042	CHF	140	152
Reg. S, 2.00%, 06/25/2064	CHF	111	156
Reg. S, 2.25%, 06/22/2031	CHF	52	57
Reg. S, 3.25%, 06/27/2027	CHF	510	572
Reg. S, 4.00%, 04/08/2028	CHF	273	321
Reg. S, 4.00%, 01/06/2049	CHF	180	306
Tasmanian Public Finance Corp., (Australia), Reg. S, 2.25%, 01/22/2032	AUD	650	344
Thailand Government Bond, (Thailand),
1.45%, 12/17/2024	THB	108,000	2,829
1.60%, 12/17/2029	THB	177,000	4,248
1.88%, 06/17/2049	THB	107,164	1,816
2.00%, 12/17/2031	THB	151,412	3,670
2.00%, 06/17/2042	THB	19,000	366
2.13%, 12/17/2026	THB	157,364	4,104
2.40%, 12/17/2023	THB	220,000	5,881
2.88%, 12/17/2028	THB	124,165	3,282
2.88%, 06/17/2046	THB	15,000	323
3.30%, 06/17/2038	THB	232,300	5,723
3.40%, 06/17/2036	THB	25,000	635
3.45%, 06/17/2043	THB	40,000	993
3.60%, 06/17/2067	THB	53,000	1,110
3.65%, 06/20/2031	THB	110,000	3,024
4.00%, 06/17/2066	THB	25,620	591
Tokyo Metropolitan Government, (Japan),
Series 747, 0.48%, 09/19/2025	JPY	200,000	1,399
Series 727, 0.72%, 12/20/2023	JPY	1,200,000	8,361
Series 726, 0.73%, 12/20/2023	JPY	1,800,000	12,545
Reg. S, 0.75%, 07/16/2025		1,000	897
Series 716, 0.77%, 12/20/2022	JPY	100,000	692
Treasury Corp. of Victoria, (Australia),
0.50%, 11/20/2025	AUD	2,500	1,438
1.00%, 11/20/2023	AUD	3,650	2,267
1.25%, 11/19/2027	AUD	4,600	2,552
Reg. S, 1.50%, 11/20/2030	AUD	2,230	1,146
Reg. S, 1.50%, 09/10/2031	AUD	2,400	1,199
Reg. S, 2.00%, 09/17/2035	AUD	1,100	513
Reg. S, 2.25%, 09/15/2033	AUD	900	458
Reg. S, 2.25%, 11/20/2034	AUD	3,800	1,873
2.25%, 11/20/2041	AUD	878	374
Reg. S, 2.50%, 10/22/2029	AUD	3,690	2,104
Reg. S, 3.00%, 10/20/2028	AUD	1,200	719
Tyollisyysrahasto, (Finland), 0.01%, 06/16/2027	EUR	200	171
U.S. Treasury Notes,
2.63%, 04/15/2025		3,000	2,882

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
4.13%, 09/30/2027		1,000	1,004
4.25%, 09/30/2024		15,495	15,507
UNEDIC ASSEO, (France),
Reg. S, 0.00%, 03/05/2030	EUR	100	80
Reg. S, 0.00%, 11/19/2030	EUR	200	157
Reg. S, 0.10%, 11/25/2026	EUR	600	533
Reg. S, 0.25%, 11/25/2029	EUR	1,000	825
Reg. S, 0.25%, 07/16/2035	EUR	300	204
Reg. S, 0.50%, 03/20/2029	EUR	500	428
Reg. S, 0.63%, 03/03/2026	EUR	100	92
Reg. S, 0.88%, 10/25/2022	EUR	800	784
Reg. S, 1.25%, 10/21/2027	EUR	200	183
Reg. S, 1.25%, 05/25/2033	EUR	200	164
Reg. S, 1.75%, 11/25/2032	EUR	300	263
United Kingdom Gilt, (United Kingdom),
Reg. S, 0.13%, 01/31/2024	GBP	2,308	2,441
Reg. S, 0.13%, 01/30/2026	GBP	1,730	1,677
Reg. S, 0.13%, 01/31/2028	GBP	1,847	1,653
Reg. S, 0.25%, 01/31/2025	GBP	950	959
Reg. S, 0.25%, 07/31/2031	GBP	4,196	3,342
Reg. S, 0.38%, 10/22/2026	GBP	2,697	2,554
Reg. S, 0.38%, 10/22/2030	GBP	2,152	1,787
Reg. S, 0.50%, 01/31/2029	GBP	1,210	1,067
Reg. S, 0.50%, 10/22/2061	GBP	1,322	578
Reg. S, 0.63%, 06/07/2025	GBP	3,618	3,661
Reg. S, 0.63%, 07/31/2035	GBP	2,984	2,151
Reg. S, 0.63%, 10/22/2050	GBP	2,811	1,444
Reg. S, 0.88%, 10/22/2029	GBP	2,580	2,297
Reg. S, 0.88%, 07/31/2033	GBP	1,701	1,350
Reg. S, 0.88%, 01/31/2046	GBP	2,409	1,450
Reg. S, 1.00%, 04/22/2024	GBP	1,510	1,604
Reg. S, 1.00%, 01/31/2032	GBP	1,462	1,230
Reg. S, 1.13%, 01/31/2039	GBP	2,046	1,470
Reg. S, 1.13%, 10/22/2073	GBP	617	340
Reg. S, 1.25%, 07/22/2027	GBP	3,531	3,410
Reg. S, 1.25%, 10/22/2041	GBP	2,561	1,801
Reg. S, 1.25%, 07/31/2051	GBP	1,886	1,175
Reg. S, 1.50%, 07/22/2026	GBP	2,950	2,958
Reg. S, 1.50%, 07/22/2047	GBP	1,783	1,247
Reg. S, 1.50%, 07/31/2053	GBP	590	391
Reg. S, 1.63%, 10/22/2028	GBP	2,625	2,518
Reg. S, 1.63%, 10/22/2054	GBP	1,731	1,185
Reg. S, 1.63%, 10/22/2071	GBP	1,680	1,157
Reg. S, 1.75%, 09/07/2037	GBP	1,869	1,530
Reg. S, 1.75%, 01/22/2049	GBP	1,690	1,243
Reg. S, 1.75%, 07/22/2057	GBP	1,744	1,258
Reg. S, 2.00%, 09/07/2025	GBP	2,763	2,889

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 2.25%, 09/07/2023	GBP	1,820	1,996
Reg. S, 2.50%, 07/22/2065	GBP	1,332	1,210
Reg. S, 2.75%, 09/07/2024	GBP	2,780	3,018
Reg. S, 3.25%, 01/22/2044	GBP	2,850	2,865
Reg. S, 3.50%, 01/22/2045	GBP	3,037	3,166
Reg. S, 3.50%, 07/22/2068	GBP	1,379	1,603
Reg. S, 3.75%, 07/22/2052	GBP	2,007	2,237
Reg. S, 4.00%, 01/22/2060	GBP	1,508	1,858
Reg. S, 4.25%, 12/07/2027	GBP	1,620	1,795
Reg. S, 4.25%, 06/07/2032	GBP	2,020	2,285
Reg. S, 4.25%, 03/07/2036	GBP	1,449	1,636
Reg. S, 4.25%, 09/07/2039	GBP	894	1,012
Reg. S, 4.25%, 12/07/2040	GBP	2,445	2,792
Reg. S, 4.25%, 12/07/2046	GBP	3,998	4,688
Reg. S, 4.25%, 12/07/2049 (ff)	GBP	1,387	1,647
Reg. S, 4.25%, 12/07/2055	GBP	1,379	1,704
Reg. S, 4.50%, 09/07/2034	GBP	1,799	2,068
Reg. S, 4.50%, 12/07/2042	GBP	1,407	1,674
Reg. S, 4.75%, 12/07/2030	GBP	2,676	3,121
Reg. S, 4.75%, 12/07/2038	GBP	1,679	2,005
Reg. S, 5.00%, 03/07/2025	GBP	1,348	1,523
Reg. S, 6.00%, 12/07/2028	GBP	912	1,106
United States International Development Finance Corp., 3.37%, 10/05/2034		90	83
Uruguay Government International Bond, (Uruguay),
4.98%, 04/20/2055		50	45
5.10%, 06/18/2050		100	91
Ville de Paris, (France),
Reg. S, 1.38%, 11/20/2034	EUR	100	80
Reg. S, 1.75%, 05/25/2031	EUR	200	180
3.88%, 12/29/2025	EUR	500	512
Western Australian Treasury Corp., (Australia),
Reg. S, 1.50%, 10/22/2030	AUD	692	358
Reg. S, 1.75%, 10/22/2031	AUD	800	410
Reg. S, 2.25%, 07/23/2041	AUD	590	259
Series 24, Reg. S, 2.50%, 07/23/2024	AUD	2,800	1,750
Series 26, Reg. S, 3.00%, 10/21/2026	AUD	400	246
Series 28, Reg. S, 3.25%, 07/20/2028	AUD	1,400	853
Series 25, Reg. S, 5.00%, 07/23/2025	AUD	2,000	1,315

Total Foreign Government Securities (Cost $4,488,891)			3,550,277

Mortgage-Backed Securities — 18.3%
FHLMC Gold Pool,
3.00%, 10/01/2046		191	166
3.50%, 12/01/2044		418	375
3.50%, 06/01/2045		835	749
3.50%, 05/01/2046		134	120
3.50%, 10/01/2046		200	179

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
FHLMC Gold Pool, Single Family, 15 years, 3.00%, 05/01/2029	6,286	6,071
FHLMC Gold Pool, Single Family, 30 years,
3.00%, 03/01/2046	19	17
3.00%, 12/01/2046	31	27
4.00%, 08/01/2040	281	268
4.00%, 10/01/2040	2,599	2,480
4.00%, 11/01/2040	602	575
4.00%, 11/01/2047	1,885	1,790
4.00%, 01/01/2048	40	39
FHLMC Non Gold Pool, ARM, (ICE LIBOR USD 1 Year + 1.64%), 3.56%, 01/01/2050 (aa)	61	58
FHLMC Pool,
3.50%, 02/01/2043	67	61
3.50%, 02/01/2044	90	83
6.00%, 08/01/2035	56	56
FHLMC Pool, Single Family, 15 years,
1.50%, 12/01/2035	405	348
1.50%, 03/01/2036	612	526
1.50%, 02/01/2037	872	749
1.50%, 03/01/2037	895	769
2.00%, 12/01/2035	802	708
2.00%, 02/01/2036	5,535	4,886
2.00%, 03/01/2036	457	403
2.00%, 05/01/2036	2,790	2,462
2.00%, 08/01/2036	1,323	1,167
2.00%, 10/01/2036	710	627
2.00%, 11/01/2036	3,954	3,490
2.00%, 12/01/2036	397	351
2.00%, 01/01/2037	4,773	4,212
2.00%, 04/01/2037	1,765	1,557
2.00%, 05/01/2037	1,094	965
2.00%, 06/01/2037	2,067	1,823
2.50%, 07/01/2032	2,571	2,388
2.50%, 10/01/2035	8,873	8,092
2.50%, 07/01/2036	1,431	1,302
2.50%, 04/01/2037	168	153
3.00%, 04/01/2028	49	47
3.00%, 10/01/2028	1,475	1,419
3.00%, 04/01/2029	55	53
3.00%, 05/01/2030	6	6
3.00%, 06/01/2030	720	681
3.00%, 11/01/2030	128	121
3.00%, 11/01/2031	46	44
3.00%, 11/01/2032	126	117
3.00%, 01/01/2033	60	56
3.50%, 11/01/2025	424	403
3.50%, 09/01/2033	343	325
3.50%, 02/01/2034	840	798

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.50%, 05/01/2035	665	636
3.50%, 12/01/2035	170	161
3.50%, 02/01/2036	272	258
4.00%, 07/01/2025	25	24
4.00%, 05/01/2026	18	18
4.00%, 07/01/2029	440	427
4.00%, 11/01/2033	482	467
4.00%, 01/01/2034	18	17
FHLMC Pool, Single Family, 20 years,
3.00%, 07/01/2042	376	333
3.00%, 08/01/2042	134	119
3.50%, 06/01/2039	295	273
3.50%, 07/01/2039	171	158
3.50%, 08/01/2039	650	601
3.50%, 09/01/2039	391	362
FHLMC Pool, Single Family, 30 years,
1.50%, 02/01/2051	29	23
1.50%, 04/01/2051	54	41
1.50%, 05/01/2051	5,752	4,421
1.50%, 07/01/2051	963	740
2.00%, 09/01/2050	770	628
2.00%, 10/01/2050	4,688	3,821
2.00%, 02/01/2051	4,247	3,459
2.00%, 03/01/2051	3,096	2,522
2.00%, 05/01/2051	11,993	9,764
2.00%, 06/01/2051	1,433	1,166
2.00%, 07/01/2051	1,460	1,188
2.00%, 10/01/2051	1,873	1,524
2.00%, 11/01/2051	6,065	4,930
2.00%, 12/01/2051	4,715	3,833
2.00%, 02/01/2052	2,277	1,850
2.00%, 03/01/2052	845	687
2.50%, 11/01/2050	23,816	20,185
2.50%, 12/01/2050	838	710
2.50%, 02/01/2051	12,870	10,901
2.50%, 04/01/2051	431	365
2.50%, 08/01/2051	15,353	13,025
2.50%, 11/01/2051	901	761
2.50%, 03/01/2052	2,562	2,161
2.50%, 04/01/2052	1,315	1,109
2.50%, 07/01/2052	991	836
3.00%, 02/01/2049	2,376	2,118
3.00%, 11/01/2049	1,817	1,603
3.00%, 05/01/2050	3,892	3,448
3.00%, 07/01/2050	1,790	1,572
3.00%, 08/01/2050	4,236	3,728
3.00%, 06/01/2051	3,464	3,035

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.00%, 07/01/2051	6,021	5,321
3.00%, 11/01/2051	2,165	1,896
3.00%, 12/01/2051	5,035	4,401
3.00%, 02/01/2052	1,688	1,475
3.00%, 03/01/2052	3,243	2,835
3.00%, 04/01/2052	6,902	6,035
3.50%, 03/01/2042	3	2
3.50%, 07/01/2043	2	2
3.50%, 11/01/2047	361	329
3.50%, 02/01/2048	1,892	1,728
3.50%, 03/01/2048	323	297
3.50%, 05/01/2048	4,142	3,784
3.50%, 06/01/2048	4	4
3.50%, 01/01/2049	51	47
3.50%, 02/01/2049	596	547
3.50%, 09/01/2049	2,429	2,209
3.50%, 10/01/2049	2,258	2,053
3.50%, 04/01/2050	3,276	2,982
3.50%, 11/01/2051	509	459
3.50%, 01/01/2052	445	402
4.00%, 10/01/2048	2,988	2,823
4.00%, 04/01/2049	2,562	2,420
4.00%, 09/01/2049	1,593	1,505
4.00%, 05/01/2050	1,116	1,052
4.00%, 08/01/2050	1,359	1,273
4.00%, 09/01/2050	10,691	10,010
4.00%, 06/01/2052	569	529
4.00%, 08/01/2052	1,309	1,217
4.00%, 09/01/2052	600	557
4.50%, 12/01/2047	197	191
4.50%, 03/01/2048	216	208
4.50%, 04/01/2048	627	602
4.50%, 08/01/2048	24	23
4.50%, 09/01/2048	785	757
4.50%, 08/01/2049	1,491	1,450
4.50%, 10/01/2050	3,968	3,795
4.50%, 07/01/2052	244	233
4.50%, 08/01/2052	160	153
5.00%, 12/01/2049	448	445
FNMA or FHLMC, Single Family, 15 years,
TBA, 1.50%, 10/01/2037 (w)	5,741	4,922
TBA, 2.00%, 10/01/2037 (w)	2,414	2,128
TBA, 2.50%, 10/01/2037 (w)	15,200	13,771
TBA, 3.00%, 10/01/2037 (w)	2,500	2,323
TBA, 3.50%, 10/01/2037 (w)	1,625	1,538
TBA, 4.00%, 10/01/2037 (w)	4,950	4,785
FNMA or FHLMC, Single Family, 30 years,

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
TBA, 1.50%, 10/01/2052 (w)	8,275	6,349
TBA, 2.00%, 10/01/2052 (w)	2,758	2,234
TBA, 2.00%, 11/01/2052 (w)	9,000	7,290
TBA, 2.50%, 10/01/2052 (w)	17,576	14,781
TBA, 2.50%, 11/01/2052 (w)	73,000	61,233
TBA, 3.00%, 10/01/2052 (w)	8,028	6,991
TBA, 3.50%, 10/01/2052 (w)	19,574	17,617
TBA, 4.00%, 10/01/2052 (w)	16,029	14,877
TBA, 4.00%, 11/01/2052 (w)	97,050	89,987
TBA, 4.50%, 10/01/2052 (w)	22,375	21,319
TBA, 5.00%, 10/01/2052 (w)	13,875	13,533
TBA, 5.00%, 11/01/2052 (w)	12,000	11,687
TBA, 5.50%, 10/01/2052 (w)	3,700	3,681
FNMA Pool,
3.00%, 05/01/2045	345	299
3.00%, 03/01/2060	20,778	18,174
3.01%, 04/01/2032	4,173	3,689
3.44%, 01/01/2037	324	291
3.50%, 08/01/2032	76	69
3.50%, 12/01/2042	159	146
3.50%, 04/01/2043	235	217
3.50%, 11/01/2043	116	106
3.50%, 02/01/2045	279	257
3.50%, 02/01/2048	825	740
3.50%, 09/01/2048	86	78
3.50%, 07/01/2049	296	266
4.00%, 04/01/2041	132	124
4.00%, 08/01/2046	117	112
4.13%, 08/01/2031	2,291	2,226
5.39%, 07/01/2024	589	586
FNMA Pool, 10 years,
2.00%, 11/01/2027	496	472
3.50%, 07/01/2024	136	134
3.50%, 09/01/2027	181	172
3.50%, 12/01/2028	77	73
FNMA Pool, 30 years, FHA/VA, 3.00%, 01/01/2047	967	877
FNMA Pool, Single Family, 15 years,
1.50%, 10/01/2036	584	501
1.50%, 11/01/2036	528	453
1.50%, 02/01/2037	1,775	1,524
1.50%, 03/01/2037	1,679	1,442
1.50%, 08/01/2037	561	482
2.00%, 02/01/2028	17	16
2.00%, 09/01/2028	137	129
2.00%, 11/01/2028	133	125
2.00%, 07/01/2032	11	10
2.00%, 12/01/2035	906	799

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
2.00%, 02/01/2036	6,907	6,096
2.00%, 03/01/2036	513	453
2.00%, 08/01/2036	1,286	1,135
2.00%, 11/01/2036	2,562	2,261
2.00%, 12/01/2036	1,290	1,139
2.00%, 01/01/2037	632	558
2.00%, 05/01/2037	768	677
2.50%, 08/01/2035	265	241
2.50%, 03/01/2036	2,439	2,218
2.50%, 07/01/2036	976	887
2.50%, 08/01/2036	147	133
2.50%, 03/01/2037	267	242
2.50%, 04/01/2037	457	415
2.50%, 05/01/2037	143	130
3.00%, 04/01/2027	653	634
3.00%, 11/01/2027	46	45
3.00%, 02/01/2028	280	265
3.00%, 10/01/2029	76	72
3.00%, 03/01/2030	50	48
3.00%, 05/01/2030	28	26
3.00%, 07/01/2030	25	24
3.00%, 09/01/2030	749	712
3.00%, 12/01/2030	36	34
3.00%, 04/01/2031	122	115
3.00%, 12/01/2031	263	248
3.00%, 07/01/2032	114	106
3.00%, 01/01/2033	79	73
3.00%, 07/01/2033	126	117
3.00%, 02/01/2034	1,528	1,427
3.00%, 09/01/2034	557	519
3.00%, 12/01/2035	667	631
3.50%, 12/01/2025	236	224
3.50%, 01/01/2026	681	648
3.50%, 07/01/2031	81	77
3.50%, 07/01/2034	521	498
3.50%, 03/01/2035	1,670	1,586
3.50%, 04/01/2035	997	945
3.50%, 05/01/2035	99	95
3.50%, 06/01/2035	316	301
4.00%, 03/01/2025	94	91
4.00%, 06/01/2026	100	97
4.00%, 08/01/2026	60	58
4.00%, 08/01/2027	61	59
4.00%, 12/01/2028	23	22
4.00%, 04/01/2033	644	629
4.00%, 10/01/2033	96	94
4.00%, 11/01/2033	510	495

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
4.00%, 12/01/2033	23	22
4.00%, 03/01/2035	1,665	1,613
FNMA Pool, Single Family, 20 years,
3.00%, 05/01/2042	786	698
3.00%, 06/01/2042	399	354
3.00%, 07/01/2042	1,488	1,320
3.50%, 03/01/2037	529	499
3.50%, 08/01/2038	115	107
3.50%, 04/01/2039	15	14
3.50%, 08/01/2039	184	170
4.50%, 06/01/2039	36	35
FNMA Pool, Single Family, 30 years,
1.50%, 11/01/2050	1,416	1,090
1.50%, 06/01/2051	2,138	1,645
1.50%, 07/01/2051	1,294	997
2.00%, 07/01/2050	1,524	1,244
2.00%, 09/01/2050	1,335	1,089
2.00%, 10/01/2050	1,009	823
2.00%, 12/01/2050	8,396	6,838
2.00%, 01/01/2051	4,325	3,525
2.00%, 02/01/2051	1,420	1,157
2.00%, 03/01/2051	2,175	1,773
2.00%, 04/01/2051	3,958	3,226
2.00%, 05/01/2051	1,945	1,585
2.00%, 06/01/2051	6,330	5,153
2.00%, 07/01/2051	3,264	2,658
2.00%, 10/01/2051	19,847	16,142
2.00%, 11/01/2051	2,403	1,959
2.00%, 12/01/2051 (hh)	16,819	13,647
2.00%, 02/01/2052	70,952	57,674
2.00%, 03/01/2052	18,408	14,952
2.50%, 08/01/2046	5,710	4,850
2.50%, 08/01/2050	19	16
2.50%, 10/01/2050	9,106	7,721
2.50%, 12/01/2050	14,173	12,008
2.50%, 02/01/2051	1,963	1,662
2.50%, 03/01/2051	5,615	4,758
2.50%, 04/01/2051	6,874	5,816
2.50%, 07/01/2051	1,855	1,569
2.50%, 08/01/2051	4,088	3,464
2.50%, 10/01/2051	978	827
2.50%, 11/01/2051	5,568	4,703
2.50%, 12/01/2051	14,905	12,584
2.50%, 01/01/2052 (hh)	19,727	16,657
2.50%, 02/01/2052	1,164	982
2.50%, 03/01/2052	12,163	10,262
2.50%, 04/01/2052	5,043	4,255

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
2.50%, 05/01/2052	960	812
3.00%, 08/01/2046	1,263	1,126
3.00%, 11/01/2046	3,334	2,983
3.00%, 02/01/2047	642	574
3.00%, 04/01/2048	6,610	5,927
3.00%, 01/01/2050	3,274	2,904
3.00%, 03/01/2050	1,666	1,478
3.00%, 07/01/2050	11,961	10,502
3.00%, 08/01/2050	3,398	2,988
3.00%, 12/01/2050	4,307	3,798
3.00%, 01/01/2051	1,636	1,436
3.00%, 05/01/2051	11,586	10,164
3.00%, 06/01/2051	7,500	6,574
3.00%, 07/01/2051	1,648	1,444
3.00%, 08/01/2051	1,377	1,211
3.00%, 10/01/2051	3,485	3,051
3.00%, 11/01/2051	3,648	3,193
3.00%, 12/01/2051	2,794	2,441
3.00%, 02/01/2052	852	746
3.00%, 03/01/2052	3,188	2,785
3.00%, 04/01/2052	12,257	10,714
3.00%, 05/01/2052	2,200	1,922
3.00%, 07/01/2052	1,494	1,305
3.50%, 07/01/2042	1	1
3.50%, 09/01/2042	176	162
3.50%, 05/01/2043	5	5
3.50%, 07/01/2043	7,740	7,094
3.50%, 08/01/2043	19,461	17,838
3.50%, 01/01/2044	238	219
3.50%, 10/01/2045	23	21
3.50%, 12/01/2045	2,175	1,996
3.50%, 07/01/2046	4,178	3,840
3.50%, 02/01/2047	4,499	4,133
3.50%, 07/01/2047	973	891
3.50%, 09/01/2047	68	62
3.50%, 10/01/2047	1,409	1,288
3.50%, 02/01/2048	2,275	2,080
3.50%, 03/01/2048	206	189
3.50%, 03/01/2049	370	337
3.50%, 06/01/2049	3,056	2,787
3.50%, 04/01/2050	182	166
3.50%, 05/01/2050	4,216	3,833
3.50%, 07/01/2050	11,371	10,327
3.50%, 01/01/2051	860	780
3.50%, 03/01/2052	15,038	13,682
3.50%, 05/01/2052	18,988	17,130
3.50%, 06/01/2052	3,917	3,531

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
4.00%, 04/01/2039	1,506	1,436
4.00%, 03/01/2042	627	598
4.00%, 04/01/2043	240	229
4.00%, 02/01/2045	262	250
4.00%, 09/01/2046	154	147
4.00%, 09/01/2047	44	41
4.00%, 10/01/2047	544	514
4.00%, 03/01/2048	83	79
4.00%, 04/01/2048	470	444
4.00%, 06/01/2048	32	30
4.00%, 08/01/2048	138	130
4.00%, 09/01/2048	322	304
4.00%, 03/01/2049	1,292	1,221
4.00%, 06/01/2049	1,280	1,208
4.00%, 11/01/2049	236	222
4.00%, 05/01/2050	1,062	995
4.00%, 03/01/2051	2,763	2,598
4.00%, 09/01/2052	274	254
4.50%, 05/01/2047	3	2
4.50%, 11/01/2047	646	626
4.50%, 01/01/2048	637	617
4.50%, 04/01/2048	33	32
4.50%, 08/01/2048	18	17
4.50%, 09/01/2048	458	441
4.50%, 02/01/2049	5,295	5,092
4.50%, 05/01/2049	507	490
4.50%, 08/01/2049	12	11
4.50%, 01/01/2050	154	151
4.50%, 04/01/2050	7,830	7,555
4.50%, 05/01/2052	24	22
4.50%, 06/01/2052	1,401	1,339
4.50%, 08/01/2052	413	395
4.50%, 09/01/2052	846	808
5.00%, 09/01/2049	1,141	1,128
GNMA I Pool, Single Family, 30 years,
3.00%, 10/15/2049	222	196
3.00%, 03/15/2050	17	15
GNMA II Pool,
2.50%, 12/20/2049	274	232
3.00%, 01/20/2047	121	107
3.00%, 08/20/2050	710	624
3.50%, 09/20/2042	2,605	2,374
3.50%, 08/20/2045	2,627	2,394
3.50%, 09/20/2045	907	821
3.50%, 12/20/2047	3,952	3,576
3.50%, 06/20/2048	57	52
3.50%, 07/20/2048	43	39

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.50%, 08/20/2049	106	95
3.50%, 11/20/2049	179	162
3.50%, 07/20/2050	208	188
(ICE LIBOR USD 1 Month + 2.21%), 3.84%, 02/20/2071 (aa)	3,752	3,863
(ICE LIBOR USD 1 Month + 2.21%), 3.84%, 10/20/2071 (aa)	12,230	12,580
4.00%, 11/20/2041	26	25
4.00%, 10/20/2050	343	316
4.50%, 08/20/2040	18	17
4.50%, 10/20/2040	44	42
(CMT Index 1 Year + 1.84%), 4.68%, 07/20/2072 (aa)	19,557	20,266
GNMA II Pool, Single Family, 15 years, 2.00%, 12/20/2035	3,508	3,101
GNMA II Pool, Single Family, 30 years,
1.50%, 10/20/2051	326	261
2.00%, 07/20/2050	166	139
2.00%, 08/20/2050	5,353	4,499
2.00%, 11/20/2050	1,869	1,571
2.00%, 12/20/2050	3,103	2,607
2.00%, 02/20/2051	1,135	954
2.00%, 10/20/2051	8,813	7,382
2.00%, 12/20/2051	5,949	4,981
2.00%, 01/20/2052	550	460
2.00%, 03/20/2052	1,489	1,244
2.00%, 04/20/2052	3,484	2,911
2.50%, 01/20/2051	341	295
2.50%, 02/20/2051	2,585	2,234
2.50%, 05/20/2051	7,047	6,090
2.50%, 07/20/2051	8,988	7,762
2.50%, 08/20/2051	1,692	1,462
2.50%, 11/20/2051	3,821	3,298
2.50%, 12/20/2051	4,189	3,616
2.50%, 03/20/2052	1,000	862
2.50%, 04/20/2052	500	430
2.50%, 05/20/2052	883	761
2.50%, 07/20/2052	297	256
2.50%, 08/20/2052	497	429
3.00%, 01/20/2043	493	443
3.00%, 11/20/2043	100	90
3.00%, 03/20/2045	108	98
3.00%, 09/20/2046	2,354	2,114
3.00%, 10/20/2047	476	426
3.00%, 04/20/2049	36	32
3.00%, 07/20/2050	4,307	3,833
3.00%, 08/20/2050	6,875	6,116
3.00%, 08/20/2051	701	623
3.00%, 10/20/2051	2,359	2,090
3.00%, 11/20/2051	3,942	3,495
3.00%, 12/20/2051	958	849

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.00%, 01/20/2052	9,008	7,980
3.00%, 02/20/2052	384	340
3.00%, 04/20/2052	3,769	3,338
3.50%, 09/20/2045	2,939	2,718
3.50%, 09/20/2047	3,797	3,518
3.50%, 08/20/2048	196	180
3.50%, 11/20/2048	232	213
3.50%, 12/20/2048	6	6
3.50%, 07/20/2049	1,103	1,014
3.50%, 09/20/2049	1,389	1,276
3.50%, 10/20/2049	587	539
3.50%, 12/20/2049	464	426
3.50%, 01/20/2050	693	639
3.50%, 04/20/2050	138	127
3.50%, 01/20/2052	3,177	2,899
3.50%, 02/20/2052	2,235	2,042
4.00%, 07/20/2048	1,128	1,068
4.00%, 09/20/2048	1,917	1,809
4.00%, 11/20/2048	33	32
4.00%, 12/20/2048	968	908
4.00%, 05/20/2049	599	565
4.00%, 12/20/2050	2,806	2,636
4.00%, 07/20/2052	214	200
4.00%, 09/20/2052	525	491
4.50%, 03/20/2047	508	498
4.50%, 06/20/2047	862	847
4.50%, 07/20/2047	1,695	1,648
4.50%, 10/20/2047	362	354
4.50%, 11/20/2047	1,119	1,090
4.50%, 05/20/2048	8,576	8,371
4.50%, 09/20/2048	759	717
4.50%, 11/20/2048	853	830
4.50%, 01/20/2049	2,090	2,027
4.50%, 05/20/2049	288	269
4.50%, 10/20/2049	761	734
4.50%, 08/20/2052	425	407
5.00%, 12/20/2048	222	221
5.00%, 06/20/2049	401	399
5.00%, 09/20/2052	950	932
GNMA, Single Family, 30 years,
TBA, 2.00%, 10/01/2052 (w)	1,022	852
TBA, 2.50%, 11/01/2052 (w)	5,400	4,644
TBA, 2.50%, 10/01/2052 (w)	21,561	18,544
TBA, 3.00%, 10/01/2052 (w)	13,537	11,964
TBA, 3.50%, 10/01/2052 (w)	14,981	13,628
TBA, 4.00%, 10/01/2052 (w)	5,385	5,028
TBA, 4.00%, 11/01/2052 (w)	7,200	6,718

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
TBA, 4.50%, 10/01/2052 (w)	2,100	2,010
TBA, 4.50%, 11/01/2052 (w)	1,600	1,530
TBA, 5.00%, 10/01/2052 (w)	1,500	1,468

Total Mortgage-Backed Securities (Cost $1,421,579)		1,275,987

Municipal Bonds — 0.1% (t)
Arizona — 0.0% (g)
Salt River Project, Agricultural Improvement & Power District, Build America Bonds, Series A, Rev., 4.84%, 01/01/2041	150	148

California — 0.0% (g)
Bay Area Toll Authority, San Francisco Bay Area, Rev., 2.57%, 04/01/2031	100	86
California Health Facilities Financing Authority, Taxable, Social Bonds,
Rev., 4.19%, 06/01/2037	5	4
Rev., 4.35%, 06/01/2041	5	5
California State University, Taxable Systemwide, Series E, Rev., 2.90%, 11/01/2051	15	10
Los Angeles County Metropolitan Transportation Authority, Build America Bonds, Rev., 5.74%, 06/01/2039	50	53
Los Angeles Department of Water & Power, Power System Revenue, Build America Bonds, Rev., 6.60%, 07/01/2050	30	35
Los Angeles Department of Water & Power, Build America Bonds, Rev., 6.57%, 07/01/2045	50	58
Los Angeles Unified School District, Build America Bonds, GO, 5.75%, 07/01/2034	25	26
Regents of the University of California Medical Center Pooled Revenue, Taxable, Series N, Rev., 3.26%, 05/15/2060	50	33
State of California, Build America Bonds,
GO, 7.50%, 04/01/2034	50	60
GO, 7.55%, 04/01/2039	50	62
GO, 7.60%, 11/01/2040	50	63
University of California, Build America Bonds, Rev., 5.95%, 05/15/2045	35	37
University of California, Taxable,
Series AQ, Rev., 4.77%, 05/15/2115	20	17
Series BJ, Rev., 3.07%, 05/15/2051	5	3

		552

District of Columbia — 0.0% (g)
District of Columbia, Water & Sewer Authority, Senior Lien, Green Bonds, Series A, Rev., 4.81%, 10/01/2114	895	785

Florida — 0.0% (g)
State Board of Administration Finance Corp., Taxable, Series A, Rev., 1.26%, 07/01/2025	100	91

Illinois — 0.0% (g)
Sales Tax Securitization Corp., Taxable, Second Lien, Series B, Rev., 3.24%, 01/01/2042	40	31
State of Illinois, Taxable Pension, GO, 5.10%, 06/01/2033	100	95

		126

Louisiana — 0.1%
State of Louisiana Gasoline & Fuels Tax Revenue, Taxable, Series A, Rev., 2.95%, 05/01/2041	1,450	1,078

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — 0.0% (g)
Commonwealth of Massachusetts, Build America Bonds, GO, 4.91%, 05/01/2029	100	100
Commonwealth of Massachusetts, Taxable Consolidated Loan, Series H, GO, 2.90%, 09/01/2049	15	10

		110

Michigan — 0.0% (g)
University of Michigan, Taxable,
Series B, Rev., 2.56%, 04/01/2050	25	16
Series C, Rev., 3.60%, 04/01/2047	14	11

		27

Missouri — 0.0% (g)
Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, Rev., 3.23%, 05/15/2050	35	25

New Jersey — 0.0% (g)
New Jersey Transportation Trust Fund Authority, Build America Bonds, Series B, Rev., 6.56%, 12/15/2040	25	27
New Jersey Turnpike Authority, Build America Bonds, Series F, Rev., 7.41%, 01/01/2040	30	37

		64

New York — 0.0% (g)
City of New York, Build America Bonds, GO, 5.52%, 10/01/2037	25	25
New York City Water & Sewer System, Build America Bonds, Second General Resolution, Rev., 5.44%, 06/15/2043	30	31
Port Authority of New York & New Jersey, Consolidated,
Series 174, Rev., 4.46%, 10/01/2062	50	44
Series 21, Rev., 3.29%, 08/01/2069	40	26

		126

Oklahoma — 0.0% (g)
Oklahoma Development Finance Authority, Taxable, Public Service Company, Series A2, Rev., 4.62%, 06/01/2044	10	9

Oregon — 0.0% (g)
Oregon State University, Rev., BAM, 3.42%, 03/01/2060	10	7
State of Oregon Department of Transportation, Taxable Subordinated, Build America Bonds, Series A, Rev., 5.83%, 11/15/2034	50	54

		61

Pennsylvania — 0.0% (g)
City of Philadelphia Water & Wastewater Revenue, Rev., 2.93%, 07/01/2045	10	7

Texas — 0.0% (g)
City of San Antonio, Electric & Gas Systems Revenue, Build America Bonds, Rev., 5.99%, 02/01/2039	20	21
Dallas Area Rapid Transit, Build America Bonds, Rev., 5.02%, 12/01/2048	30	29
Dallas Area Rapid Transit, Taxable, Senior Lien, Series A, Rev., 2.61%, 12/01/2048	15	10
Dallas Fort Worth International Airport, Taxable,
Series A, Rev., 4.09%, 11/01/2051	425	351
Series C, Rev., 3.09%, 11/01/2040	100	76

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Municipal Bonds — continued
Texas — continued
North Texas Tollway Authority, Build America Bonds, Series B, Rev., 6.72%, 01/01/2049		65	77
Texas Transportation Commission, Taxable Mobility Fund, GO, 2.47%, 10/01/2044		10	7
University of Texas System, Build America Bonds, Series C, Rev., 4.79%, 08/15/2046		10	10

			581

Virginia — 0.0% (g)
University of Virginia, Taxable, Series C, Rev., 4.18%, 09/01/2117		40	32

Total Municipal Bonds (Cost $5,280)			3,822

U.S. Government Agency Securities — 0.3%
Federal Farm Credit Banks Funding Corp., 5.48%, 06/27/2042		1,000	942
FHLBs,
0.50%, 04/14/2025		2,000	1,816
3.25%, 11/16/2028		650	621
5.50%, 07/15/2036		200	223
FHLMC,
Zero Coupon, 12/14/2029		1,170	865
0.25%, 08/24/2023		2,650	2,558
0.38%, 07/21/2025		1,000	897
1.50%, 02/12/2025		107	101
6.25%, 07/15/2032		207	241
6.75%, 03/15/2031		400	473
FHLMC STRIPs, Zero Coupon, 03/15/2031		700	487
FNMA,
0.25%, 05/22/2023		3,000	2,928
0.30%, 08/03/2023		100	97
0.35%, 08/18/2023		1,500	1,447
0.88%, 08/05/2030		1,310	1,025
5.38%, 12/07/2028	GBP	460	522
6.25%, 05/15/2029		1,000	1,126
FNMA Interest STRIP, Zero Coupon, 07/15/2030		112	81
Resolution Funding Corp. Interest STRIP,
Zero Coupon, 07/15/2028		166	129
Zero Coupon, 10/15/2028		400	309
Zero Coupon, 07/15/2029		115	87
Zero Coupon, 10/15/2029		175	131
Zero Coupon, 01/15/2030		950	697
Zero Coupon, 04/15/2030		995	720
Resolution Funding Corp. Principal STRIP,
Zero Coupon, 01/15/2030		915	671
Zero Coupon, 04/15/2030		145	105
Tennessee Valley Authority,
4.63%, 06/07/2043	GBP	200	210
5.88%, 04/01/2036		400	446

Total U.S. Government Agency Securities (Cost $22,646)			19,955

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — 7.8%
U.S. Treasury Bonds,
1.13%, 05/15/2040	6,482	4,051
1.13%, 08/15/2040	3,225	1,997
1.25%, 05/15/2050	9,680	5,420
1.38%, 11/15/2040	770	498
1.38%, 08/15/2050	3,626	2,101
1.63%, 11/15/2050	2,600	1,614
1.75%, 08/15/2041	1,200	821
1.88%, 02/15/2041	1,200	850
1.88%, 02/15/2051	2,700	1,788
1.88%, 11/15/2051	2,730	1,805
2.00%, 11/15/2041	2,800	2,004
2.00%, 02/15/2050	4,169	2,865
2.00%, 08/15/2051	3,850	2,630
2.25%, 05/15/2041	3,100	2,344
2.25%, 08/15/2046	2,440	1,760
2.25%, 08/15/2049	3,300	2,415
2.25%, 02/15/2052	3,900	2,833
2.38%, 02/15/2042	2,650	2,031
2.38%, 11/15/2049	2,200	1,657
2.38%, 05/15/2051	4,250	3,180
2.50%, 02/15/2045	6,420	4,900
2.50%, 02/15/2046	1,000	760
2.50%, 05/15/2046	2,370	1,799
2.75%, 11/15/2042	2,000	1,621
2.75%, 08/15/2047	900	720
2.75%, 11/15/2047	1,575	1,262
2.88%, 05/15/2043	2,220	1,831
2.88%, 08/15/2045	1,185	968
2.88%, 11/15/2046	1,500	1,227
2.88%, 05/15/2049	3,000	2,503
2.88%, 05/15/2052	2,640	2,214
3.00%, 05/15/2042	1,000	851
3.00%, 11/15/2044	900	752
3.00%, 05/15/2045	1,730	1,446
3.00%, 11/15/2045	3,729	3,116
3.00%, 02/15/2047	338	283
3.00%, 05/15/2047	500	419
3.00%, 02/15/2048	250	211
3.00%, 08/15/2048	2,020	1,711
3.00%, 02/15/2049	2,400	2,050
3.00%, 08/15/2052	1,750	1,511
3.13%, 11/15/2041	1,200	1,044
3.13%, 02/15/2043	860	740
3.13%, 08/15/2044	350	299
3.25%, 05/15/2042	800	710

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
3.38%, 08/15/2042	200	181
3.38%, 11/15/2048	2,500	2,278
3.50%, 02/15/2039	500	476
3.63%, 08/15/2043	4,090	3,815
3.63%, 02/15/2044	3,000	2,790
3.75%, 11/15/2043	3,115	2,960
3.88%, 08/15/2040	900	884
4.25%, 11/15/2040	1,769	1,826
4.38%, 02/15/2038	300	319
4.38%, 05/15/2041	410	430
4.50%, 02/15/2036	1,805	1,951
4.63%, 02/15/2040	1,000	1,087
4.75%, 02/15/2037	300	332
4.75%, 02/15/2041	800	880
5.00%, 05/15/2037	300	340
5.25%, 02/15/2029	365	390
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/2025	46	44
U.S. Treasury Notes,
0.13%, 09/15/2023	6,000	5,771
0.13%, 10/15/2023	1,000	958
0.13%, 01/15/2024	100	95
0.25%, 03/15/2024	4,700	4,433
0.25%, 05/15/2024	2,000	1,874
0.25%, 06/15/2024	3,500	3,270
0.25%, 05/31/2025	10,000	8,997
0.25%, 06/30/2025	10,000	8,978
0.25%, 07/31/2025	19,920	17,810
0.25%, 08/31/2025	500	445
0.25%, 09/30/2025	2,500	2,222
0.25%, 10/31/2025	600	531
0.38%, 04/15/2024	2,600	2,449
0.38%, 08/15/2024	2,000	1,861
0.38%, 04/30/2025	1,585	1,436
0.38%, 11/30/2025	3,500	3,104
0.38%, 12/31/2025	4,990	4,413
0.38%, 01/31/2026	600	529
0.38%, 07/31/2027	5,715	4,801
0.38%, 09/30/2027	6,600	5,511
0.50%, 03/31/2025	500	456
0.50%, 04/30/2027	1,532	1,304
0.50%, 05/31/2027	4,500	3,820
0.50%, 06/30/2027	4,000	3,388
0.50%, 08/31/2027	2,400	2,023
0.50%, 10/31/2027	700	587
0.63%, 07/31/2026	2,350	2,056
0.63%, 03/31/2027	1,000	858
0.63%, 11/30/2027	2,200	1,851

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
0.63%, 12/31/2027	3,600	3,022
0.63%, 05/15/2030	10,843	8,544
0.63%, 08/15/2030	4,555	3,569
0.75%, 12/31/2023	2,000	1,915
0.75%, 11/15/2024	2,000	1,859
0.75%, 03/31/2026	1,500	1,332
0.75%, 04/30/2026	2,500	2,215
0.75%, 05/31/2026	2,400	2,120
0.75%, 08/31/2026	2,000	1,755
0.75%, 01/31/2028	3,000	2,527
0.88%, 01/31/2024	5,000	4,778
0.88%, 06/30/2026	6,000	5,314
0.88%, 09/30/2026	2,300	2,024
0.88%, 11/15/2030	4,700	3,744
1.00%, 12/15/2024	2,000	1,865
1.00%, 07/31/2028	4,095	3,451
1.13%, 10/31/2026	630	559
1.13%, 02/28/2027	4,000	3,524
1.13%, 02/29/2028	2,300	1,975
1.13%, 08/31/2028	3,500	2,965
1.13%, 02/15/2031	5,000	4,048
1.25%, 11/30/2026	2,000	1,781
1.25%, 12/31/2026	1,700	1,511
1.25%, 03/31/2028	2,500	2,157
1.25%, 04/30/2028	2,300	1,980
1.25%, 05/31/2028	4,550	3,910
1.25%, 06/30/2028	5,190	4,450
1.25%, 09/30/2028	1,800	1,533
1.25%, 08/15/2031	5,430	4,388
1.38%, 10/31/2028	2,300	1,971
1.38%, 12/31/2028	2,500	2,141
1.38%, 11/15/2031	5,200	4,224
1.50%, 02/29/2024	750	721
1.50%, 10/31/2024	500	473
1.50%, 11/30/2024	300	283
1.50%, 08/15/2026	1,000	905
1.50%, 11/30/2028	2,500	2,156
1.50%, 02/15/2030	3,399	2,886
1.63%, 02/15/2026	5,500	5,052
1.63%, 05/15/2026	2,500	2,286
1.63%, 10/31/2026	1,400	1,269
1.63%, 08/15/2029	2,000	1,725
1.63%, 05/15/2031	5,570	4,675
1.75%, 01/31/2023	1,780	1,769
1.75%, 06/30/2024	3,800	3,639
1.75%, 03/15/2025	5,800	5,462
1.75%, 12/31/2026	840	763

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
1.75%, 01/31/2029	3,500	3,058
1.75%, 11/15/2029	2,000	1,738
1.88%, 02/28/2027	1,500	1,367
1.88%, 02/28/2029	2,000	1,761
1.88%, 02/15/2032	5,050	4,278
2.00%, 05/31/2024	4,000	3,853
2.00%, 08/15/2025	3,000	2,819
2.00%, 11/15/2026	7,535	6,923
2.13%, 02/29/2024	55	53
2.13%, 03/31/2024	12,000	11,621
2.13%, 07/31/2024	3,000	2,887
2.13%, 09/30/2024	8,400	8,064
2.13%, 05/15/2025	8,000	7,582
2.25%, 03/31/2024	4,000	3,881
2.25%, 11/15/2024	10,700	10,267
2.25%, 11/15/2025	2,575	2,425
2.25%, 03/31/2026	400	375
2.25%, 02/15/2027	6,200	5,734
2.25%, 08/15/2027	4,200	3,864
2.38%, 02/29/2024	1,000	974
2.38%, 08/15/2024	3,800	3,671
2.38%, 05/15/2027	5,000	4,637
2.38%, 03/31/2029	3,100	2,808
2.38%, 05/15/2029	3,100	2,806
2.50%, 04/30/2024	1,500	1,459
2.50%, 05/31/2024	1,500	1,457
2.50%, 01/31/2025	4,000	3,844
2.50%, 03/31/2027	3,000	2,804
2.63%, 02/15/2029	2,100	1,936
2.63%, 07/31/2029	1,725	1,586
2.75%, 11/15/2023	4,300	4,225
2.75%, 02/15/2024	3,000	2,936
2.75%, 02/28/2025	9,500	9,170
2.75%, 06/30/2025	800	769
2.75%, 04/30/2027	1,500	1,416
2.75%, 07/31/2027	1,900	1,790
2.75%, 02/15/2028	4,660	4,366
2.75%, 05/31/2029	2,500	2,316
2.75%, 08/15/2032	3,100	2,833
2.88%, 10/31/2023	1,524	1,501
2.88%, 04/30/2025	7,900	7,634
2.88%, 06/15/2025	2,500	2,412
2.88%, 07/31/2025	1,000	964
2.88%, 11/30/2025	1,300	1,248
2.88%, 05/15/2028	4,500	4,232
2.88%, 08/15/2028	1,800	1,689
2.88%, 04/30/2029	2,000	1,868

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
U.S. Treasury Obligations — continued
2.88%, 05/15/2032		6,200	5,730
3.00%, 07/31/2024		5,000	4,890
3.00%, 07/15/2025		1,000	967
3.00%, 09/30/2025		120	116
3.13%, 08/15/2025		3,000	2,909
3.13%, 08/31/2027		2,000	1,919
3.13%, 11/15/2028		6,390	6,074
3.13%, 08/31/2029		1,925	1,828
3.25%, 08/31/2024		520	511
3.25%, 06/30/2027		500	482
3.25%, 06/30/2029		2,675	2,558
3.50%, 09/15/2025		4,000	3,919
3.88%, 09/30/2029		1,700	1,693
U.S. Treasury STRIP Coupon Bonds,
Zero Coupon, 05/15/2024		800	747
Zero Coupon, 05/15/2026		5,000	4,300
Zero Coupon, 11/15/2026		5,000	4,223
Zero Coupon, 11/15/2028 (ee) (ff)		12,000	9,358
Zero Coupon, 11/15/2038		6,250	3,243
Zero Coupon, 11/15/2041		200	89
Zero Coupon, 08/15/2045		600	231

Total U.S. Treasury Obligations (Cost $645,074)			541,329

	NUMBER OF CONTRACTS
Option Purchased — 0.0% (g)
Put Options Purchased — 0.0% (g)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.00%, 11/14/2052 at USD 90.95, European Style, Notional Amount: USD 115,157, OTC Traded (Cost $256)		30,000	1,266

Short-Term Investments — 5.7%
Time Deposits — 5.5%
Australia & New Zealand Banking Group Ltd.,
1.14%, 10/03/2022	AUD	4,354	2,785
2.43%, 10/03/2022		27,829	27,829
Barclays SA, 2.43%, 10/03/2022		19,652	19,652
BNP Paribas SA, 1.17%, 10/03/2022	GBP	2,167	2,420
Brown Brothers Harriman,
(0.29%), 10/03/2022	CHF	70	71
0.12%, 10/03/2022	DKK	483	64
0.82%, 10/03/2022	SEK	3,129	282
0.95%, 10/03/2022	HKD	250	32
1.00%, 10/03/2022	NZD	1,201	672
1.16%, 10/03/2022	NOK	2,297	211
3.31%, 10/03/2022	SGD	345	240
Citibank NA, 0.29%, 10/03/2022	EUR	11,412	11,185
Royal Bank of Canada, 2.43%, 10/03/2022		584	584

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	NUMBER OF CONTRACTS		VALUE ($)
Short-Term Investments — continued
Time Deposits — continued
Skandinaviska Enskilda Banken AB, 2.43%, 10/03/2022		23,000	23,000
Sumitomo Mitsui Banking Corp.,
(0.40%), 10/03/2022	JPY	2,830,113	19,554
2.43%, 10/03/2022		272,660	272,660
Sumitomo Mitsui Trust Bank Ltd., 2.43%, 10/03/2022		3,193	3,193

Total Time Deposits			384,434

U.S. Government Agency Securities — 0.0% (g)
FNMA DNs, Zero Coupon, 11/09/2022		150	149
Tennessee Valley Authority DN, Zero Coupon, 10/12/2022		400	400

Total U.S. Government Agency Securities			549

U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills,
Zero Coupon, 10/06/2022 (hh)		263	263
Zero Coupon, 11/10/2022 (hh)		2,288	2,282
Zero Coupon, 12/01/2022 (hh) (ii)		5,265	5,240
Zero Coupon, 12/15/2022 (hh)		8,139	8,093

Total U.S. Treasury Obligations			15,878

Total Short-Term Investments
(Cost $400,856)			400,861

Total Investments, Before Short Positions — 105.3% (Cost - $8,961,952)*			7,357,720
Liabilities in Excess of Other Assets — (5.3)%			(368,341)

NET ASSETS — 100.0%			$6,989,379

Short Positions — 2.0%
Mortgage-Backed Securities — 2.0%
FHLMC Pool, Single Family, 15 years,
3.50%, 12/01/2035		170	161
3.50%, 02/01/2036		272	258
FNMA or FHLMC, Single Family, 15 years,
TBA, 3.00%, 10/01/2037 (w)		6,000	5,577
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.50%, 10/01/2052 (w)		31,000	26,071
TBA, 3.00%, 10/01/2052 (w)		38,888	33,866
TBA, 3.00%, 11/01/2052 (w)		27,112	23,601
TBA, 3.50%, 10/01/2052 (w)		21,900	19,710
TBA, 4.50%, 10/01/2052 (w)		11,300	10,767
TBA, 5.00%, 10/01/2052 (w)		8,000	7,802
FNMA Pool, Single Family, 15 years,
3.50%, 06/01/2035		316	301
3.50%, 04/01/2035		997	946
GNMA II Pool, Single Family, 30 years, 4.00%, 12/20/2050		2,806	2,636
GNMA, Single Family, 30 years, TBA, 3.50%, 10/01/2052 (w)		10,000	9,097

Total Mortgage-Backed Securities
(Proceeds $146,001)			140,793

Total Securities Sold Short— 2.0% (Proceeds $146,001)*			140,793

Percentages indicated are based on net assets.

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2022:

Exchange Traded

					VALUE AND
					UNREALIZED
	NUMBER OF	EXPIRATION	TRADING	NOTIONAL	APPRECIATION
DESCRIPTION	CONTRACTS	DATE	CURRENCY	AMOUNT ($)	(DEPRECIATION) ($)
Long Contracts
Euro BOBL	73	12/2022	EUR	8,689	(122)
Euro Bund	67	12/2022	EUR	9,482	(389)
Euro Buxl	34	12/2022	EUR	5,301	(415)
Euro Schatz	50	12/2022	EUR	5,296	(44)
Long Gilt	34	12/2022	GBP	4,098	(438)
Swiss Confederation Bond	19	12/2022	CHF	2,840	(66)
U.S. Treasury 10 Year Note	409	12/2022	USD	46,802	(968)
U.S. Treasury 2 Year Note	60	12/2022	USD	12,517	(193)
U.S. Treasury 5 Year Note	37	12/2022	USD	4,097	(119)
U.S. Treasury Long Bond	178	12/2022	USD	24,280	(1,780)
U.S. Treasury Ultra Bond	148	12/2022	USD	22,059	(1,783)
U.S. Ultra Treasury 10 Year Note	17	12/2022	USD	2,096	(82)
SOFR 3 Month	212	03/2023	USD	50,641	16

					(6,383)

Short Contracts
Euro BOBL	(68)	12/2022	EUR	(8,124)	143
Euro Bund	(8)	12/2022	EUR	(1,120)	34
Euro Buxl	(1)	12/2022	EUR	(156)	12
Euro Schatz	(9)	12/2022	EUR	(948)	3
Long Gilt	(8)	12/2022	GBP	(981)	120
U.S. Treasury 10 Year Note	(275)	12/2022	USD	(32,234)	1,416
U.S. Treasury 2 Year Note	(6)	12/2022	USD	(1,251)	19
U.S. Treasury 5 Year Note	(96)	12/2022	USD	(10,585)	265
U.S. Treasury Long Bond	(19)	12/2022	USD	(2,592)	191
U.S. Ultra Treasury 10 Year Note	(96)	12/2022	USD	(12,087)	712
SOFR 3 Month	(212)	09/2023	USD	(50,768)	58

					2,973

Total unrealized appreciation (depreciation)					(3,410)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2022:

						UNREALIZED
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	APPRECIATION (DEPRECIATION) ($)
USD	4,930	DKK	36,640	BNP Paribas	10/03/2022	100
USD	32,553	AUD	47,445	Bank of New York Mellon	10/04/2022	2,205
USD	32,511	AUD	47,445	Deutsche Bank AG	10/04/2022	2,163
USD	391	AUD	602	Goldman Sachs International	10/04/2022	6
USD	32,509	AUD	47,445	Morgan Stanley & Co.	10/04/2022	2,161
USD	32,559	AUD	47,445	Standard Chartered Bank	10/04/2022	2,211
USD	32,559	AUD	47,443	Toronto-Dominion Bank (The)	10/04/2022	2,212
USD	220	CAD	286	Bank of America, NA	10/04/2022	13
USD	2,223	CAD	3,034	Citibank, NA	10/04/2022	26
USD	298	CHF	290	Bank of America, NA	10/04/2022	4
EUR	130	CHF	125	Morgan Stanley & Co.	10/04/2022	1
CHF	125	EUR	128	Morgan Stanley & Co.	10/04/2022	3
USD	5,712	CHF	5,582	UBS AG LONDON	10/04/2022	55
USD	4,512	CHF	4,405	UBS AG LONDON	10/04/2022	48
USD	4,174	CZK	102,959	Morgan Stanley & Co.	10/04/2022	71
CZK	106,479	USD	4,234	Morgan Stanley & Co.	10/04/2022	8
USD	145	CZK	3,520	UBS AG LONDON	10/04/2022	5
USD	39	DKK	290	Bank of America, NA	10/04/2022	1
USD	1,257	DKK	9,340	Bank of America, NA	10/04/2022	26
USD	4,627	DKK	34,422	Bank of America, NA	10/04/2022	90
DKK	34,422	USD	4,521	Morgan Stanley & Co.	10/04/2022	16
DKK	9,630	USD	1,265	Morgan Stanley & Co.	10/04/2022	4
USD	578	EUR	570	Bank of America, NA	10/04/2022	20
USD	6,099	EUR	6,086	Bank of America, NA	10/04/2022	134
USD	5,087	EUR	5,070	Bank of America, NA	10/04/2022	118
USD	91	EUR	90	Bank of America, NA	10/04/2022	2
USD	168	EUR	167	Bank of America, NA	10/04/2022	4
USD	169,883	EUR	169,405	Bank of New York Mellon	10/04/2022	3,858
USD	5,184	EUR	5,110	Citibank, NA	10/04/2022	176
EUR	90,320	USD	87,598	Citibank, NA	10/04/2022	920
USD	91,738	EUR	91,582	Citibank, NA	10/04/2022	1,983
USD	39,464	EUR	39,397	Citibank, NA	10/04/2022	853
EUR	40,716	USD	39,489	Citibank, NA	10/04/2022	415
USD	921	EUR	921	HSBC Bank plc	10/04/2022	18
USD	39,577	EUR	39,397	Morgan Stanley & Co.	10/04/2022	966
USD	11,763	EUR	11,734	Morgan Stanley & Co.	10/04/2022	264
USD	169,740	EUR	169,405	Morgan Stanley & Co.	10/04/2022	3,715
USD	4,993	EUR	5,000	Morgan Stanley & Co.	10/04/2022	93
USD	1,561	EUR	1,549	Morgan Stanley & Co.	10/04/2022	42
EUR	168,573	USD	164,768	Morgan Stanley & Co.	10/04/2022	442
EUR	90,320	USD	87,054	Morgan Stanley & Co.	10/04/2022	1,464
USD	91,999	EUR	91,582	Morgan Stanley & Co.	10/04/2022	2,244
EUR	482,829	USD	471,931	Morgan Stanley & Co.	10/04/2022	1,265
EUR	24,313	USD	23,764	Morgan Stanley & Co.	10/04/2022	64
EUR	40,716	USD	39,244	Morgan Stanley & Co.	10/04/2022	660
EUR	11,734	USD	11,321	Morgan Stanley & Co.	10/04/2022	179
USD	24,261	EUR	24,186	UBS AG LONDON	10/04/2022	557
USD	3,200	EUR	3,200	UBS AG LONDON	10/04/2022	64
USD	490,272	EUR	488,759	UBS AG LONDON	10/04/2022	11,264
USD	170,439	EUR	169,913	UBS AG LONDON	10/04/2022	3,916

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2022 (continued):

						UNREALIZED
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	APPRECIATION (DEPRECIATION) ($)
EUR	168,075	USD	164,075	UBS AG LONDON	10/04/2022	647
EUR	168,075	USD	164,092	Westpac Banking Corp.	10/04/2022	630
USD	521	GBP	450	Bank of America, NA	10/04/2022	18
USD	694	GBP	600	Bank of America, NA	10/04/2022	24
USD	37,781	GBP	32,455	Bank of New York Mellon	10/04/2022	1,543
USD	1,090	GBP	936	Bank of New York Mellon	10/04/2022	45
USD	88,778	GBP	76,262	Bank of New York Mellon	10/04/2022	3,627
USD	19,685	GBP	16,644	HSBC Bank plc	10/04/2022	1,101
USD	27,922	GBP	23,608	HSBC Bank plc	10/04/2022	1,562
GBP	22,128	USD	23,939	Morgan Stanley & Co.	10/04/2022	768
GBP	16,644	USD	18,006	Morgan Stanley & Co.	10/04/2022	578
USD	37,722	GBP	32,455	Morgan Stanley & Co.	10/04/2022	1,485
GBP	75,312	USD	83,807	Morgan Stanley & Co.	10/04/2022	282
GBP	31,269	USD	34,796	Morgan Stanley & Co.	10/04/2022	117
GBP	906	USD	1,008	Morgan Stanley & Co.	10/04/2022	3
USD	636	GBP	550	Morgan Stanley & Co.	10/04/2022	22
GBP	31,175	USD	34,589	UBS AG LONDON	10/04/2022	220
USD	37,917	GBP	32,559	UBS AG LONDON	10/04/2022	1,564
USD	972	GBP	830	UBS AG LONDON	10/04/2022	45
USD	70	GBP	60	UBS AG LONDON	10/04/2022	3
GBP	31,175	USD	34,640	Westpac Banking Corp.	10/04/2022	168
USD	2,139	HUF	871,346	UBS AG LONDON	10/04/2022	121
USD	281,505	JPY	38,899,715	Bank of New York Mellon	10/04/2022	12,731
USD	60,547	JPY	8,243,440	Barclays Bank plc	10/04/2022	3,590
USD	1,668	JPY	230,680	Deutsche Bank AG	10/04/2022	74
USD	281,135	JPY	38,899,715	Deutsche Bank AG	10/04/2022	12,361
USD	281,112	JPY	38,899,715	Morgan Stanley & Co.	10/04/2022	12,338
USD	281,358	JPY	38,899,715	Standard Chartered Bank	10/04/2022	12,584
USD	281,433	JPY	38,899,716	Toronto-Dominion Bank (The)	10/04/2022	12,658
USD	40	MXN	807	HSBC Bank plc	10/04/2022	—	(h)
USD	2,948	NOK	29,255	Bank of America, NA	10/04/2022	261
USD	17,739	NZD	28,920	UBS AG LONDON	10/04/2022	1,554
USD	5,459	PLN	25,978	Goldman Sachs International	10/04/2022	219
PLN	25,978	USD	5,236	UBS AG LONDON	10/04/2022	5
USD	2,184	RON	10,680	UBS AG LONDON	10/04/2022	68
RON	12,160	USD	2,398	UBS AG LONDON	10/04/2022	11
USD	49	RON	240	UBS AG LONDON	10/04/2022	2
USD	255	RON	1,240	UBS AG LONDON	10/04/2022	10
SEK	46,020	USD	4,116	Morgan Stanley & Co.	10/04/2022	31
SEK	53,145	USD	4,753	Morgan Stanley & Co.	10/04/2022	36
USD	4,388	SEK	46,860	UBS AG LONDON	10/04/2022	166
USD	4,973	SEK	53,145	UBS AG LONDON	10/04/2022	184
USD	1,255	SGD	1,750	Deutsche Bank AG	10/04/2022	36
USD	24,678	SGD	34,512	Goldman Sachs International	10/04/2022	649
USD	100	SGD	140	UBS AG LONDON	10/04/2022	3
USD	1,951	HKD	15,302	Royal Bank of Canada	10/05/2022	2
HKD	15,302	USD	1,949	Standard Chartered Bank	10/05/2022	—	(h)
USD	26,705	CNY	184,000	Brown Brothers Harriman & Co.	10/12/2022	750
USD	424,531	CNY	2,924,000	Brown Brothers Harriman & Co.	10/12/2022	12,060
USD	424,531	CNY	2,924,000	Brown Brothers Harriman & Co.	10/12/2022	12,060

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2022 (continued):

						UNREALIZED
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	APPRECIATION (DEPRECIATION) ($)
CNY	3,000	USD	423	Brown Brothers Harriman & Co.	10/12/2022	—	(h)
CNY	243,000	USD	34,267	Brown Brothers Harriman & Co.	10/12/2022	11
CNY	2,929,600	USD	412,852	Brown Brothers Harriman & Co.	10/12/2022	408
CNY	9,300	USD	1,298	Brown Brothers Harriman & Co.	10/12/2022	14
CNY	14,000	USD	1,954	Brown Brothers Harriman & Co.	10/12/2022	21
CNY	31,000	USD	4,276	Brown Brothers Harriman & Co.	10/12/2022	97
CNY	2,929,600	USD	412,794	Brown Brothers Harriman & Co.	10/12/2022	466
USD	7,761	AUD	11,411	Morgan Stanley & Co.	10/19/2022	461
USD	62	CAD	85	Bank of America, NA	10/19/2022	—	(h)
USD	12,093	CAD	15,703	Morgan Stanley & Co.	10/19/2022	726
USD	594	CAD	761	Morgan Stanley & Co.	10/19/2022	43
USD	2,537	CHF	2,476	HSBC Bank plc	10/19/2022	24
USD	890	CZK	21,925	Morgan Stanley & Co.	10/19/2022	18
USD	807	DKK	5,921	Barclays Bank plc	10/19/2022	25
USD	3,570	EUR	3,482	Morgan Stanley & Co.	10/19/2022	154
EUR	3,494	USD	3,427	Morgan Stanley & Co.	10/19/2022	1
USD	610	GBP	500	Morgan Stanley & Co.	10/19/2022	51
GBP	1,482	USD	1,654	Morgan Stanley & Co.	10/19/2022	—	(h)
USD	394	HUF	161,021	Morgan Stanley & Co.	10/19/2022	23
USD	2,452	JPY	349,223	Bank of America, NA	10/19/2022	36
JPY	118,567	USD	820	Morgan Stanley & Co.	10/19/2022	—	(h)
USD	488	JPY	64,751	Morgan Stanley & Co.	10/19/2022	39
USD	360	NOK	3,663	Morgan Stanley & Co.	10/19/2022	23
USD	696	NZD	1,136	Citibank, NA	10/19/2022	60
USD	682	PLN	3,282	Citibank, NA	10/19/2022	22
USD	532	RON	2,629	Barclays Bank plc	10/19/2022	12
USD	1,105	SEK	11,538	HSBC Bank plc	10/19/2022	64
USD	30,734	AUD	47,445	Bank of America, NA	11/02/2022	375
USD	30,727	AUD	47,445	Bank of New York Mellon	11/02/2022	368
USD	30,734	AUD	47,445	Deutsche Bank AG	11/02/2022	374
USD	2,579	AUD	4,010	Deutsche Bank AG	11/02/2022	13
USD	30,668	AUD	47,445	Toronto-Dominion Bank (The)	11/02/2022	309
USD	30,639	AUD	47,443	UBS AG LONDON	11/02/2022	281
USD	209	CAD	286	Bank of America, NA	11/02/2022	2
USD	6,003	CHF	5,872	Morgan Stanley & Co.	11/02/2022	36
USD	4,402	CHF	4,305	Morgan Stanley & Co.	11/02/2022	27
USD	61	CHF	60	UBS AG LONDON	11/02/2022	—	(h)
DKK	2,350	USD	310	UBS AG LONDON	11/02/2022	—	(h)
EUR	717	USD	700	Bank of America, NA	11/02/2022	4
USD	696	EUR	709	HSBC Bank plc	11/02/2022	—	(h)
EUR	9,120	USD	8,952	Morgan Stanley & Co.	11/02/2022	4
EUR	7,315	USD	7,180	Morgan Stanley & Co.	11/02/2022	4
SEK	850	EUR	78	Westpac Banking Corp.	11/02/2022	1
GBP	2,511	USD	2,805	Morgan Stanley & Co.	11/02/2022	1
GBP	5,950	USD	6,647	Morgan Stanley & Co.	11/02/2022	1
GBP	70	USD	78	Morgan Stanley & Co.	11/02/2022	—	(h)
GBP	7,780	USD	8,691	UBS AG LONDON	11/02/2022	2
USD	2,001	HUF	871,346	UBS AG LONDON	11/02/2022	—	(h)
USD	269,998	JPY	38,945,850	Bank of New York Mellon	11/02/2022	157

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2022 (continued):

						UNREALIZED
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	APPRECIATION (DEPRECIATION) ($)
USD	2,532	JPY	364,823	Barclays Bank plc	11/02/2022	5
USD	57,143	JPY	8,243,440	Barclays Bank plc	11/02/2022	27
USD	270,042	JPY	38,945,850	Deutsche Bank AG	11/02/2022	201
USD	270,271	JPY	38,945,850	Morgan Stanley & Co.	11/02/2022	431
USD	270,110	JPY	38,945,850	Toronto-Dominion Bank (The)	11/02/2022	270
USD	270,164	JPY	38,945,856	UBS AG LONDON	11/02/2022	323
USD	2,711	NOK	29,255	Citibank, NA	11/02/2022	24
USD	549	NZD	970	Deutsche Bank AG	11/02/2022	6
USD	16,422	NZD	28,920	Standard Chartered Bank	11/02/2022	236
USD	278	PLN	1,380	UBS AG LONDON	11/02/2022	1
USD	265	SGD	380	Deutsche Bank AG	11/02/2022	— (h)
USD	25,362	SGD	36,402	Toronto-Dominion Bank (The)	11/02/2022	10
USD	407	CNH	2,901	Bank of America, NA	11/23/2022	— (h)
USD	804	CNH	5,537	Barclays Bank plc	11/23/2022	28
USD	47,934	CNH	325,426	Goldman Sachs International	11/23/2022	2,312
USD	480	CNH	3,362	HSBC Bank plc	11/23/2022	9
USD	1,762	CNH	12,159	Morgan Stanley & Co.	11/23/2022	58
USD	356	CLP	319,372	Citibank, NA	12/21/2022	32
USD	3,320	IDR	49,417,649	Citibank, NA	12/21/2022	83
USD	60,619	IDR	906,740,752	Morgan Stanley & Co.	12/21/2022	1,227
USD	853	ILS	2,907	Citibank, NA	12/21/2022	32
USD	139,745	KRW	194,412,410	Morgan Stanley & Co.	12/21/2022	3,427
KRW	283,633	USD	198	Morgan Stanley & Co.	12/21/2022	1
KRW	8,440,220	USD	5,908	UBS AG LONDON	12/21/2022	11
USD	1,373	MYR	6,136	Barclays Bank plc	12/21/2022	44
USD	44,954	MYR	203,687	Goldman Sachs International	12/21/2022	860
USD	310	PEN	1,205	Morgan Stanley & Co.	12/21/2022	10
USD	1,033	SGD	1,454	Citibank, NA	12/21/2022	20
USD	1,320	THB	48,057	Morgan Stanley & Co.	12/21/2022	39
USD	37,700	THB	1,372,658	Morgan Stanley & Co.	12/21/2022	1,095

Total unrealized appreciation						171,725

AUD	47,445	USD	30,725	Bank of America, NA	10/04/2022	(377)
AUD	47,445	USD	30,720	Bank of New York Mellon	10/04/2022	(372)
AUD	47,445	USD	30,725	Deutsche Bank AG	10/04/2022	(377)
AUD	602	USD	419	Goldman Sachs International	10/04/2022	(34)
AUD	47,445	USD	30,660	Toronto-Dominion Bank (The)	10/04/2022	(312)
AUD	47,443	USD	30,629	UBS AG LONDON	10/04/2022	(282)
CAD	286	USD	209	Bank of America, NA	10/04/2022	(1)
CAD	2,335	USD	1,803	Barclays Bank plc	10/04/2022	(113)
CAD	700	USD	534	HSBC Bank plc	10/04/2022	(28)
CHF	5,872	USD	5,987	Morgan Stanley & Co.	10/04/2022	(37)
CHF	4,305	USD	4,391	Morgan Stanley & Co.	10/04/2022	(28)
CHF	100	USD	103	Morgan Stanley & Co.	10/04/2022	(1)
USD	700	EUR	718	Bank of America, NA	10/04/2022	(4)
EUR	988	USD	1,001	Barclays Bank plc	10/04/2022	(32)
EUR	7,621	USD	7,680	HSBC Bank plc	10/04/2022	(210)
USD	36	EUR	37	Morgan Stanley & Co.	10/04/2022	(1)
EUR	16,000	USD	16,042	Morgan Stanley & Co.	10/04/2022	(361)
SEK	850	EUR	80	Morgan Stanley & Co.	10/04/2022	(2)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2022 (continued):

						UNREALIZED
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	APPRECIATION (DEPRECIATION) ($)
EUR	11,930	USD	12,022	UBS AG LONDON	10/04/2022	(330)
EUR	950	USD	953	UBS AG LONDON	10/04/2022	(22)
EUR	698	USD	700	UBS AG LONDON	10/04/2022	(16)
EUR	78	SEK	850	Westpac Banking Corp.	10/04/2022	(—	)(h)
GBP	1,480	USD	1,723	HSBC Bank plc	10/04/2022	(71)
GBP	30	USD	35	Morgan Stanley & Co.	10/04/2022	(1)
GBP	2,000	USD	2,322	Morgan Stanley & Co.	10/04/2022	(89)
GBP	870	USD	1,007	Morgan Stanley & Co.	10/04/2022	(36)
GBP	4,420	USD	5,146	UBS AG LONDON	10/04/2022	(211)
HUF	871,346	USD	2,019	UBS AG LONDON	10/04/2022	(—	)(h)
JPY	38,945,850	USD	269,279	Bank of New York Mellon	10/04/2022	(186)
JPY	8,243,440	USD	56,989	Barclays Bank plc	10/04/2022	(32)
JPY	38,945,850	USD	269,324	Deutsche Bank AG	10/04/2022	(231)
JPY	38,945,850	USD	269,553	Morgan Stanley & Co.	10/04/2022	(460)
JPY	38,945,850	USD	269,391	Toronto-Dominion Bank (The)	10/04/2022	(298)
JPY	38,945,856	USD	269,447	UBS AG LONDON	10/04/2022	(354)
NOK	29,255	USD	2,711	Citibank, NA	10/04/2022	(24)
NZD	28,920	USD	16,421	Standard Chartered Bank	10/04/2022	(236)
SEK	840	USD	79	Morgan Stanley & Co.	10/04/2022	(3)
SGD	36,402	USD	25,356	Toronto-Dominion Bank (The)	10/04/2022	(11)
CNY	1,500	USD	213	Brown Brothers Harriman & Co.	10/12/2022	(1)
CNY	21,000	USD	2,996	Brown Brothers Harriman & Co.	10/12/2022	(34)
CNY	19,000	USD	2,747	Brown Brothers Harriman & Co.	10/12/2022	(67)
CNY	22,000	USD	3,174	Brown Brothers Harriman & Co.	10/12/2022	(71)
CNY	8,000	USD	1,150	Brown Brothers Harriman & Co.	10/12/2022	(21)
CNY	32,000	USD	4,639	Brown Brothers Harriman & Co.	10/12/2022	(125)
CNY	15,000	USD	2,131	Brown Brothers Harriman & Co.	10/12/2022	(15)
AUD	289	USD	186	Morgan Stanley & Co.	10/19/2022	(1)
CAD	430	USD	329	Barclays Bank plc	10/19/2022	(17)
EUR	3,719	USD	3,752	Barclays Bank plc	10/19/2022	(103)
GBP	1,107	USD	1,290	Barclays Bank plc	10/19/2022	(53)
USD	4,781	DKK	36,340	Bank of America, NA	11/01/2022	(18)
AUD	602	USD	392	Goldman Sachs International	11/02/2022	(6)
CAD	3,034	USD	2,222	Citibank, NA	11/02/2022	(26)
CHF	125	EUR	131	Morgan Stanley & Co.	11/02/2022	(1)
USD	413,053	CNY	2,929,600	Brown Brothers Harriman & Co.	11/02/2022	(586)
USD	413,113	CNY	2,929,600	Brown Brothers Harriman & Co.	11/02/2022	(526)
USD	34,292	CNY	243,000	Brown Brothers Harriman & Co.	11/02/2022	(18)
USD	4,221	CZK	106,479	Morgan Stanley & Co.	11/02/2022	(8)
USD	1,267	DKK	9,630	Morgan Stanley & Co.	11/02/2022	(5)
USD	4,531	DKK	34,422	Morgan Stanley & Co.	11/02/2022	(16)
USD	87,777	EUR	90,320	Citibank, NA	11/02/2022	(924)
USD	39,569	EUR	40,716	Citibank, NA	11/02/2022	(417)
USD	11,344	EUR	11,734	Morgan Stanley & Co.	11/02/2022	(179)
USD	472,873	EUR	482,829	Morgan Stanley & Co.	11/02/2022	(1,299)
USD	39,324	EUR	40,716	Morgan Stanley & Co.	11/02/2022	(662)
USD	87,232	EUR	90,320	Morgan Stanley & Co.	11/02/2022	(1,468)
USD	165,097	EUR	168,573	Morgan Stanley & Co.	11/02/2022	(454)
USD	23,812	EUR	24,313	Morgan Stanley & Co.	11/02/2022	(65)
USD	164,408	EUR	168,075	UBS AG LONDON	11/02/2022	(654)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2022 (continued):

						UNREALIZED
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	APPRECIATION (DEPRECIATION) ($)
USD	240	EUR	245	UBS AG LONDON	11/02/2022	(—	)(h)
USD	164,420	EUR	168,075	Westpac Banking Corp.	11/02/2022	(641)
USD	34,815	GBP	31,269	Morgan Stanley & Co.	11/02/2022	(121)
USD	1,009	GBP	906	Morgan Stanley & Co.	11/02/2022	(4)
USD	18,016	GBP	16,644	Morgan Stanley & Co.	11/02/2022	(579)
USD	23,953	GBP	22,128	Morgan Stanley & Co.	11/02/2022	(770)
USD	83,854	GBP	75,312	Morgan Stanley & Co.	11/02/2022	(291)
USD	34,611	GBP	31,175	UBS AG LONDON	11/02/2022	(220)
USD	34,661	GBP	31,175	Westpac Banking Corp.	11/02/2022	(170)
USD	1,951	HKD	15,302	Standard Chartered Bank	11/02/2022	(—	)(h)
USD	25,018	JPY	3,611,570	Deutsche Bank AG	11/02/2022	(6)
USD	5,211	PLN	25,978	UBS AG LONDON	11/02/2022	(4)
USD	2,388	RON	12,160	UBS AG LONDON	11/02/2022	(10)
USD	4,121	SEK	46,020	Morgan Stanley & Co.	11/02/2022	(31)
USD	4,759	SEK	53,145	Morgan Stanley & Co.	11/02/2022	(36)
USD	91	SEK	1,010	UBS AG LONDON	11/02/2022	(—	)(h)
KRW	345,430	USD	250	Barclays Bank plc	12/21/2022	(8)
KRW	1,280,818	USD	954	Citibank, NA	12/21/2022	(56)
USD	1,424	MXN	29,171	HSBC Bank plc	12/21/2022	(4)
USD	1,297	THB	48,700	Bank of America, NA	12/21/2022	(2)

Total unrealized depreciation						(15,976)

Net unrealized appreciation (depreciation)						155,749

OTC Interest Rate Swaps contracts outstanding as of September 30, 2022:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	2.44% quarterly	Pay	Morgan Stanley & Co.	11/17/2030	MYR	5,000	(—	)(h)	(137)	(137)

Total							(—	)(h)	(137)	(137)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2022:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2023	JPY	360,000	3		(4)	(1)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.04)% annually	Pay	03/16/2024	JPY	6,767,035	—	(h)	(75)	(75)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2024	JPY	600,000	(11)		1	(10)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2022 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.04)% annually	Pay	03/16/2025	JPY	1,700,000	—	(h)	(49)	(49)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.03)% annually	Pay	03/16/2025	JPY	13,174,989	1		(335)	(334)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% annually	Pay	06/16/2025	JPY	2,000,000	—	(h)	(10)	(10)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.08% annually	Pay	08/16/2025	JPY	2,000,000	—	(h)	(26)	(26)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% semi-annually	Pay	12/03/2025	JPY	140,000	(—	)(h)	(2)	(2)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% semi-annually	Pay	12/03/2030	JPY	143,500	(—	)(h)	(8)	(8)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.00% annually	Pay	07/08/2031	JPY	95,000	(1)		(24)	(25)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.15% annually	Pay	07/08/2037	JPY	135,000	(78)		3	(75)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.25% annually	Pay	07/08/2041	JPY	40,000	(—	)(h)	(31)	(31)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.45% annually	Pay	07/08/2051	JPY	35,000	(—	)(h)	(39)	(39)
BBSW ASX Australian 6 Month	2.50% semi-annually	Pay	12/03/2025	AUD	3,390	269		(370)	(101)
BBSW ASX Australian 6 Month	2.75% semi-annually	Pay	12/03/2030	AUD	1,035	144		(215)	(71)
Canada Bankers Acceptances 3 Month	2.45% semi-annually	Pay	12/03/2022	CAD	4,125	136		(145)	(9)
Canada Bankers Acceptances 3 Month	2.50% semi-annually	Pay	12/03/2024	CAD	7,410	(126)		(63)	(189)
Canada Bankers Acceptances 3 Month	2.50% semi-annually	Pay	12/03/2025	CAD	8,915	563		(847)	(284)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2022 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Canada Bankers Acceptances 3 Month	2.60% semi-annually	Pay	12/03/2027	CAD	3,510	(75)	(57)	(132)
Canada Bankers Acceptances 3 Month	2.65% semi-annually	Pay	12/03/2030	CAD	4,555	434	(673)	(239)
Canada Bankers Acceptances 3 Month	2.75% semi-annually	Pay	12/03/2037	CAD	660	(40)	(18)	(58)
Canada Bankers Acceptances 3 Month	2.80% semi-annually	Pay	12/03/2040	CAD	1,585	308	(462)	(154)
Canada Bankers Acceptances 3 Month	2.80% semi-annually	Pay	12/03/2049	CAD	1,245	322	(450)	(128)
Canada Bankers Acceptances 3 Month	2.80% semi-annually	Pay	12/03/2051	CAD	560	(38)	(18)	(56)
CFETS China Fixing Repo Rates 7 Day	2.81% quarterly	Pay	04/12/2026	CNY	3,590	— (h)	8	8
Colombia IBR Overnight Nominal Interbank Reference Rate	4.44% quarterly	Pay	09/10/2030	COP	2,257,000	— (h)	(148)	(148)
ESTR Volume Weighted Trimmed Mean Rate	1.20% annually	Pay	05/11/2052	EUR	1,810	(182)	(232)	(414)
ICE LIBOR USD 3 Month	1.50% semi-annually	Pay	12/15/2028	USD	27,300	151	(3,786)	(3,635)
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	08/04/2024	KRW	1,448,000	— (h)	(19)	(19)
KRW Certificate of Deposit 3 Month	1.00% quarterly	Pay	09/01/2025	KRW	2,400,000	— (h)	(150)	(150)
KRW Certificate of Deposit 3 Month	1.07% quarterly	Pay	04/27/2030	KRW	200,000	(8)	(18)	(26)
KRW Certificate of Deposit 3 Month	0.97% quarterly	Pay	08/14/2030	KRW	2,100,000	— (h)	(297)	(297)
KRW Certificate of Deposit 3 Month	0.94% quarterly	Pay	08/19/2030	KRW	5,075,000	(83)	(632)	(715)
KRW Certificate of Deposit 3 Month	2.82% quarterly	Pay	04/28/2032	KRW	1,245,595	(13)	(56)	(69)
SONIA Interest Rate Benchmark	0.45% annually	Pay	03/31/2026	GBP	1,250	— (h)	(216)	(216)
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2046	GBP	2,080	332	(1,226)	(894)
Swiss Average Rate ON Intraday Value	0.13% annually	Pay	11/05/2031	CHF	150	2	(26)	(24)
Thailand Overnight Repo Rate ON	1.15% quarterly	Pay	11/19/2030	THB	31,000	— (h)	(117)	(117)
United States FEDEF	0.10% maturity	Receive	01/13/2023	USD	442,600	37	7,508	7,545
United States FEDEF	0.20% maturity	Receive	04/29/2023	USD	22,600	1	636	637
United States SOFR	1.75% annually	Pay	06/15/2025	USD	53,500	(1,423)	(1,772)	(3,195)
United States SOFR	1.22% annually	Receive	08/15/2028	USD	5,797	— (h)	773	773
United States SOFR	1.75% annually	Pay	06/15/2032	USD	3,600	(381)	(153)	(534)

Total						244	(3,840)	(3,596)

(a)	Value of floating rate index as of September 30, 2022 was as follows:

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

FLOATING RATE INDEX
Bank Negara Malaysia KLIBOR Interbank Offered rate Fixing 3 Month	3.06%
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.73)%
BBSW ASX Australian 6 Month	3.57%
Canada Bankers Acceptances 3 Month	4.20%
CFETS China Fixing Repo Rates 7 Day	2.06%
Colombia IBR Overnight Nominal Interbank Reference Rate	9.40%
ESTR Volume Weighted Trimmed Mean Rate	0.64%
ICE LIBOR USD 3 Month	3.75%
KRW Certificate of Deposit 3 Month	3.24%
SONIA Interest Rate Benchmark	2.19%
Swiss Average Rate ON Intraday Value	0.44%
Thailand Overnight Repo Rate ON	0.98%
United States FEDEF	3.08%
United States SOFR	2.98%

Written Call Option contracts on securities as of September 30, 2022:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 10/13/2052	BofA Securities, Inc.	(6,500)	USD	(1,679)	USD	93.03	10/06/2022	$(18)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.00%, 11/14/2052	BofA Securities, Inc.	(10,900)	USD	(1,055)	USD	91.95	11/07/2022	(11)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.00%, 11/14/2052	BofA Securities, Inc.	(23,600)	USD	(1,615)	USD	92.50	11/07/2022	(17)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.00%, 11/14/2052	Citigroup Global Markets, Inc.	(15,000)	USD	(1,438)	USD	91.97	11/07/2022	(16)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.00%, 11/14/2052	Citigroup Global Markets, Inc.	(18,500)	USD	(712)	USD	93.36	11/07/2022	(8)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.00%, 11/14/2052	Citigroup Global Markets, Inc.	(20,000)	USD	(1,418)	USD	92.45	11/07/2022	(15)

Total Written Options Contracts (Premiums Received $825)								$(86)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of September 30, 2022.
ASX	—	Australian Stock Exchange
BAM	—	Insured by Build America Mutual
BBSW	—	Bank Bill Swap Rate
BofA	—	Bank of America
CFETS	—	China Foreign Exchange Trade System
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
CPI	—	Consumer Price Index
DN	—	Discount Notes
EURIBOR	—	Euro Interbank Offered Rate
FEDEF	—	Federal Fund Effective Rate (Continuous Series)
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBR	—	Indicador Bancario de Referencia
ICE	—	Intercontinental Exchange
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2022. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
KLIBOR	—	Kuala Lumpur Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
OTC	—	Over the Counter
OYJ	—	Public Limited Company
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	—	Real Estate Investment Trust
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

Rev.	—	Revenue
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
STRIP	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2022.
TBA	—	To Be Announced
TONAR	—	Tokyo Overnight Average Rate
VA	—	Veterans Administration
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2022.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2022.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark.
The interest rate shown is the current rate as of September 30, 2022.
(ee)	—	Approximately $393 of these investments are restricted as collateral for swaps to Citigroup Clearing.
(ff)	—	Approximately $468 of these investments are restricted as collateral for futures to Citigroup Global Markets Inc.
(hh)	—	Approximately $18,295 of these investments are restricted as collateral for TBAs to various brokers.
(ii)	—	Approximately $30 of these investments are restricted as collateral for forwards to Bank of America NA.
(jj)	—	Approximately $191 of these investments are restricted as collateral for bi-lateral derivatives to Barclays Bank PLC.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli New Shekel
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian Leu
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bond — 0.0% (g)
Consumer Non-cyclical — 0.0% (g)
Healthcare - Services — 0.0% (g)
Tower Health, Series 2020, 4.45%, 02/01/2050 (Cost $864)	1,000	573

Municipal Bonds — 96.0% (t)
Alabama — 2.5%
Alabama Economic Settlement Authority, BP Settlement, Series A, Rev., 4.00%, 09/15/2033	1,000	960
Alabama Federal Aid Highway Finance Authority, Series A, Rev., 5.00%, 09/01/2035 (p)	2,000	2,131
Alabama Federal Aid Highway Finance Authority, Garvee, Series A, Rev., 5.00%, 09/01/2035 (p)	1,000	1,076
Alabama Housing Finance Authority, South Oak Residence Project, Rev., 1.25%, 12/01/2025 (z)	4,270	4,032
Alabama Public School and College Authority, Social Bonds,
Series A, Rev., 5.00%, 11/01/2037	6,400	6,879
Series A, Rev., 5.00%, 11/01/2039	10,000	10,694
Alabama Special Care Facilities Financing Authority, Ascension Senior Credit Group, Series C, Rev., 5.00%, 11/15/2046	5,000	4,997
Black Belt Energy Gas District,
Rev., LIQ: Royal Bank of Canada, 4.00%, 06/01/2051 (z)	14,030	13,493
Series B1, Rev., 4.00%, 04/01/2053 (z)	2,000	1,926
Series B2, Rev., (SIFMA Municipal Swap Index + 0.65%), 3.11%, 04/01/2053 (aa)	9,250	9,298
Series D1, Rev., LIQ: Royal Bank of Canada, 4.00%, 07/01/2052 (z)	1,930	1,912
Black Belt Energy Gas District, Gas Project Bonds Project No. 7, Rev., 4.00%, 10/01/2052 (z)	10,110	9,847
Black Belt Energy Gas District, Gas Project No. 8, Series A, Rev., 4.00%, 12/01/2052 (z)	3,410	3,271
Black Belt Energy Gas District, Project No. 4, Series A1, Rev., 4.00%, 12/01/2049 (z)	7,810	7,737
Black Belt Energy Gas District, Project No. 5, Series A1, Rev., 4.00%, 10/01/2049 (z)	5,000	4,915
Black Belt Energy Gas District, Project No. 6, Series B, Rev., 4.00%, 10/01/2052 (z)	6,505	6,336
City of Birmingham, Warrants, Series A, GO, 4.00%, 06/01/2032	4,075	4,130
County of Jefferson, Sewer Revenue, Senior Lien, Warrants, Series A, Rev., AGM, 5.50%, 10/01/2053	500	517
County of Jefferson, Sewer Revenue, Subordinated Lien, Series D, Rev., 6.50%, 10/01/2053	220	236
Health Care Authority of the City of Huntsville, Health System,
Series B1, Rev., 4.00%, 06/01/2045	1,750	1,505
Series B1, Rev., 5.00%, 06/01/2038	1,000	1,019
Hoover Industrial Development Board, Green Bonds, Rev., AMT, 6.38%, 11/01/2050 (z)	2,375	2,603
Selma Industrial Development Board, International Paper Co. Project, Rev., 1.38%, 05/01/2034 (z)	1,000	930

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Alabama — continued
Southeast Alabama Gas Supply District (The), Project No. 2, Series A, Rev., 4.00%, 06/01/2049 (z)	100	100
Southeast Energy Authority A Cooperative District, Series B1, Rev., 5.00%, 05/01/2053 (z)	1,795	1,796
Southeast Energy Authority A Cooperative District, Project 1, Series A, Rev., 4.00%, 11/01/2051 (z)	4,580	4,351
Southeast Energy Authority A Cooperative District, Project 2, Series B, Rev., 4.00%, 12/01/2051 (z)	6,000	5,565
State of Alabama Docks Department, Docks,
Series A, Rev., AGM, AMT, 5.00%, 10/01/2025	1,750	1,802
Series A, Rev., AGM, AMT, 5.00%, 10/01/2026	1,890	1,963
Tuscaloosa City Board of Education, Warrants, Rev., 5.00%, 08/01/2041 (p)	2,525	2,678
UAB Medicine Finance Authority,
Rev., 5.00%, 09/01/2032	1,800	1,908
Series B, Rev., 5.00%, 09/01/2041	1,750	1,765
Water Works Board of the City of Birmingham, Series B, Rev., 5.00%, 01/01/2038 (p)	1,630	1,638

		124,010

Alaska — 0.2%
Alaska Housing Finance Corp.,
Series A, Rev., 5.00%, 12/01/2032 (p)	125	128
Series A, Rev., 5.00%, 12/01/2033 (p)	60	61
Alaska Housing Finance Corp., General Mortgage, Series B, Rev., 3.25%, 12/01/2044	1,915	1,829
Alaska Housing Finance Corp., Social Bonds State Capital,
Rev., 5.00%, 06/01/2032	920	984
Rev., 5.00%, 12/01/2032	945	1,008
Northern Tobacco Securitization Corp., Senior, Series B2, Rev., Zero Coupon, 06/01/2066	9,475	846
State of Alaska International Airports System, Series C, Rev., AMT, 5.00%, 10/01/2030	5,000	5,256

		10,112

Arizona — 1.9%
Arizona Board of Regents, Series A, Rev., 5.00%, 07/01/2043	2,480	2,586
Arizona Health Facilities Authority, Banner Health, Series A, Rev., 5.00%, 01/01/2044 (p)	1,055	1,078
Arizona Health Facilities Authority, Scottsdale Lincoln Hospital Project, Rev., 5.00%, 12/01/2029	2,705	2,752
Arizona Industrial Development Authority,
Series 2019-2, Rev., 3.63%, 05/20/2033	1,186	1,084
Series A, Rev., 4.00%, 09/01/2035	225	209
Series A, Rev., 4.00%, 09/01/2036	250	230
Arizona Industrial Development Authority, Greathearts Arizona Project,
Series A, Rev., 5.00%, 07/01/2024	125	127
Series A, Rev., 5.00%, 07/01/2026	125	130
Arizona Industrial Development Authority, Jerome Facilities Project, Series B, Rev., 4.00%, 07/01/2051	2,000	1,530
Arizona Industrial Development Authority, Macombs Facilities Project, Series A, Rev., 4.00%, 07/01/2061	1,000	728
Arizona Industrial Development Authority, Phoenix Children’s Hospital,
Rev., 5.00%, 02/01/2032	1,375	1,473
Rev., 5.00%, 02/01/2033	2,000	2,116

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arizona — continued
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Aliante,
Rev., 3.00%, 12/15/2031 (e)	525	432
Rev., 4.00%, 12/15/2041 (e)	500	398
Rev., 4.00%, 12/15/2051 (e)	700	511
Arizona State University,
Series A, Rev., 5.00%, 07/01/2043	1,105	1,149
Series C, Rev., 5.00%, 07/01/2042	2,000	2,068
Arizona State University, Board of Regents,
Series B, Rev., 5.00%, 07/01/2026	100	106
Series B, Rev., 5.00%, 07/01/2042	2,000	2,085
Chandler Industrial Development Authority, Intel Corp. Project, Rev., AMT, 5.00%, 09/01/2042 (z)	3,000	3,105
Chandler Industrial Development Authority, Intel Corp. Project, Rev., 2.40%, 12/01/2035 (z)	775	767
City of Bullhead Excise Taxes Revenue, Second Series, Rev., 0.60%, 07/01/2024	250	233
City of Phoenix Civic Improvement Corp.,
Series A, Rev., 5.00%, 07/01/2029	1,000	1,075
Series A, Rev., 5.00%, 07/01/2031	2,000	2,136
Series A, Rev., 5.00%, 07/01/2032	1,000	1,060
Series A, Rev., 5.00%, 07/01/2034	1,600	1,758
City of Phoenix Civic Improvement Corp., Junior Lien,
Series A, Rev., 5.00%, 07/01/2026	500	531
Series A, Rev., 5.00%, 07/01/2029	1,515	1,671
City of Phoenix, Civic Improvement Corp.,
Series A, Rev., 5.00%, 07/01/2034	2,185	2,296
Series B, Rev., 5.00%, 07/01/2024	130	134
City of Phoenix, Civic Improvement Corp., Airport Revenue, Junior Lien,
Series A, Rev., 5.00%, 07/01/2044	1,000	1,021
Series B, Rev., AMT, 5.00%, 07/01/2027	1,500	1,553
Series B, Rev., AMT, 5.00%, 07/01/2033	2,000	2,050
Industrial Development Authority of the County of Pima (The), American Leadership Academy,
Rev., 4.00%, 06/15/2023 (e)	1,290	1,282
Rev., 4.00%, 06/15/2025 (e)	2,555	2,487
Rev., 4.00%, 06/15/2027 (e)	2,680	2,546
Rev., 4.00%, 06/15/2030 (e)	1,510	1,376
Industrial Development Authority of the County of Pima (The), Tucson Medical Center, Rev., 4.00%, 04/01/2035	825	764
Industrial Development Authority of the County of Yavapai, The Republic Services, Inc. Project, Rev., 2.75%, 04/01/2029 (z)	815	814
Industrial Development Authority of the County of Yavapai, Waste Management, Inc. Project, Rev., AMT, 1.30%, 06/01/2027	3,260	2,825
Kyrene Elementary School District No. 28, School Improvement Project 2010,
Series B, GO, 4.50%, 07/01/2024	315	318
Series B, GO, 4.50%, 07/01/2025	255	258
Maricopa County Pollution Control Corp., Southern California Edison, Rev., 2.40%, 06/01/2035	1,000	744
Maricopa County Special Health Care District, Series C, GO, 4.00%, 07/01/2037	21,910	21,212

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arizona — continued
Northern Arizona University, Speed Stimulus Plan Economic Education, Rev., 5.00%, 08/01/2032 (p)	3,145	3,192
Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.00%, 12/01/2045	7,300	7,581
Salt River Project Agricultural Improvement & Power District, Salt River Project, Series A, Rev., 5.00%, 01/01/2026	3,000	3,166
Salt Verde Financial Corp., Rev., 5.00%, 12/01/2032	420	423
Salt Verde Financial Corp., Senior, Rev., 5.50%, 12/01/2029	1,475	1,548
Tempe Industrial Development Authority, Friendship Village of Tempe, Rev., 1.13%, 12/01/2026	3,350	2,862

		93,580

Arkansas — 0.1%
Arkansas Development Finance Authority Public Safety Charges Revenue, Division of Emergency Management Project, Rev., 5.00%, 06/01/2024	1,000	1,027
Arkansas Development Finance Authority, Big River Steel Project, Rev., AMT, 4.50%, 09/01/2049 (e)	630	510
Arkansas Development Finance Authority, Green Bond United States, Rev., AMT, 5.45%, 09/01/2052 (e)	3,000	2,703

		4,240

California — 9.2%
Alameda County, Oakland Unified School District,
GO, 5.00%, 08/01/2027	65	69
Series A, GO, 5.00%, 08/01/2040 (p)	300	315
Anaheim City School District, Election 2016, Series A, GO, 4.00%, 08/01/2048	4,000	3,582
Anaheim Housing & Public Improvements Authority,
Series A, Rev., 5.00%, 10/01/2035	250	262
Series A, Rev., 5.00%, 10/01/2050	1,780	1,812
Anaheim Public Financing Authority, Senior Public Improvement Project, Series A, Rev., BAM, 5.00%, 09/01/2036	2,250	2,358
Bay Area Toll Authority, San Francisco Bay Area,
Rev., 2.00%, 04/01/2053 (z)	2,200	2,137
Series C, Rev., (SIFMA Municipal Swap Index + 0.45%), 2.91%, 04/01/2056 (aa)	2,675	2,631
Bay Area Toll Authority, San Francisco Bay Area Toll, Rev., (SIFMA Municipal Swap Index + 0.41%), 2.87%, 04/01/2056 (aa)	5,000	4,843
Bay Area Toll Authority, Subordinated, Series S4, Rev., 5.00%, 04/01/2031 (p)	4,000	4,039
Cabrillo Unified School District, Election 2018, Series B, GO, 5.00%, 08/01/2050	5,000	5,224
California Community Choice Financing Authority, Series B1, Rev., 4.00%, 02/01/2052 (z)	2,500	2,390
California Community Choice Financing Authority, Green Bond, Series A1, Rev., 4.00%, 05/01/2053 (z)	6,860	6,705
California County, Tobacco Securitization Agency, Series A, Rev., 5.00%, 06/01/2027	10	10
California County, Tobacco Securitization Agency, Senior Bonds, Merced County Tobacco Funding Corporation,
Rev., 5.00%, 06/01/2032	340	352
Rev., 5.00%, 06/01/2033	170	175
California County, Tobacco Securitization Agency, Sonoma County Securitization,
Rev., 5.00%, 06/01/2031	255	266
Rev., 5.00%, 06/01/2032	250	259
Rev., 5.00%, 06/01/2033	300	309
Rev., 5.00%, 06/01/2049	325	307

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California Educational Facilities Authority, Loyola Marymount University, Series A, Rev., NATL, Zero Coupon, 10/01/2037	340	170
California Educational Facilities Authority, University Southern California, Series C, Rev., 5.25%, 10/01/2024 (p)	210	219
California Health Facilities Financing Authority, Rev., 5.00%, 10/01/2039 (p) (z)	945	994
California Health Facilities Financing Authority, Adventist Health System, Rev., 3.00%, 03/01/2041 (z)	1,860	1,834
California Health Facilities Financing Authority, Cedars Sinai Health System, Rev., 4.00%, 08/15/2040	4,050	3,737
California Health Facilities Financing Authority, Children’s Hospital, Rev., 4.00%, 11/01/2035	1,460	1,380
California Health Facilities Financing Authority, City of Hope, Rev., 5.00%, 11/15/2049	3,000	2,996
California Health Facilities Financing Authority, Commonspirit Health,
Series A, Rev., 4.00%, 04/01/2038	3,500	3,176
Series A, Rev., 5.00%, 04/01/2033	3,000	3,097
California Health Facilities Financing Authority, PIH Health, Series A, Rev., 5.00%, 06/01/2035	3,010	3,086
California Health Facilities Financing Authority, Stanford Health Care, Series A, Rev., 5.00%, 11/15/2030	2,000	2,144
California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.00%, 08/15/2043 (p)	465	489
California Health Facilities Financing Authority, Unrefunded, Rev., 5.00%, 10/01/2039 (z)	1,055	1,091
California Housing Finance Agency, Series 2021-1, Rev., 3.50%, 11/20/2035	3,732	3,224
California Housing Finance Agency, Social Certificates, Series A, Rev., 3.25%, 08/20/2036	4,261	3,647
California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Rev., AMT, 0.85%, 01/01/2050 (e) (z)	5,000	4,945
California Infrastructure & Economic Development Bank, J. Paul Getty Trust, Rev., 3.00%, 10/01/2047 (z)	1,000	988
California Infrastructure & Economic Development Bank, Los Angeles County, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 3.16%, 12/01/2050 (aa)	1,370	1,343
California Infrastructure & Economic Development Bank, Sanford Consortium Project, Series A, Rev., 5.00%, 05/15/2031	1,230	1,301
California Municipal Finance Authority, Open Door Community Health Center,
Rev., 4.00%, 09/15/2034	920	912
Rev., 4.00%, 09/15/2035	960	927
Rev., 4.00%, 09/15/2036	1,000	942
California Municipal Finance Authority, Republic Services, Inc. Project, Series B, Rev., AMT, 2.35%, 07/01/2051 (z)	560	558
California Municipal Finance Authority, Simpson University, Series A, Rev., 6.00%, 10/01/2050 (e)	2,000	2,008
California Municipal Finance Authority, Southern California Institute, Rev., 5.00%, 12/01/2037	745	747
California Municipal Finance Authority, Subordinate Caritas Project, Series B, Rev., 4.00%, 08/15/2041	300	253
California Municipal Finance Authority, Taxable Virginia Oceanside Health Care Center, Rev., 3.64%, 07/01/2030 (e)	2,995	2,464
California Municipal Finance Authority, Walnut Apartments, Rev., HUD, 0.45%, 12/01/2024 (z)	1,125	1,079
California Municipal Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 0.70%, 12/01/2044 (z)	1,670	1,614
Rev., AMT, 2.95%, 10/01/2045 (z)	6,000	5,991
Series A, Rev., AMT, 2.40%, 10/01/2044 (z)	2,960	2,625

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California Public Finance Authority, Enso Village Project, Rev., 2.13%, 11/15/2027 (e)	1,000	887
California Public Finance Authority, Enso Village Project, Green Bond, Rev., 5.00%, 11/15/2036 (e)	325	292
California Public Finance Authority, Henry Mayo Newhall Hospital,
Rev., 5.00%, 10/15/2030	1,165	1,197
Rev., 5.00%, 10/15/2032	1,000	1,017
Series A, Rev., 4.00%, 10/15/2022	110	110
Series A, Rev., 4.00%, 10/15/2023	130	130
California School Finance Authority, Rocketship Education Obligated, Series A, Rev., 5.00%, 06/01/2034 (e)	1,230	1,185
California State Public Works Board, Corrections Facilities, Series A, Rev., 5.00%, 09/01/2039	7,560	7,756
California State Public Works Board, Davidson Library, Series C, Rev., 5.00%, 03/01/2031 (p)	110	111
California State Public Works Board, Forward Delivery, Series A, Rev., 5.00%, 02/01/2030	2,500	2,765
California State Public Works Board, Various Capital Projects,
Rev., 5.00%, 11/01/2026	565	604
Series D, Rev., 4.00%, 11/01/2037	1,000	965
California State University, Series A, Rev., 5.00%, 11/01/2044	2,640	2,780
California State University, Systemwide, Series A, Rev., 4.00%, 11/01/2035	1,000	994
California State University, Unrefunded Systemwide, Rev., 5.00%, 11/01/2039 (p)	4,700	4,877
California Statewide Communities Development Authority, Series B, Special Assessment, 4.00%, 09/02/2040	570	477
California Statewide Communities Development Authority, Health Facility, Dignity Health, Rev., AGM, 2.00%, 07/01/2041 (z)	2,000	2,000
California Statewide Communities Development Authority, Loma Linda University Medical Center,
Rev., 5.25%, 12/01/2044	6,065	6,083
Rev., 5.50%, 12/01/2054	1,100	1,106
Series A, Rev., 5.00%, 12/01/2026 (e)	300	303
Series A, Rev., 5.25%, 12/01/2056 (e)	3,000	2,775
California Statewide Communities Development Authority, Montage Health, Series A, Rev., 4.00%, 06/01/2028	435	449
California Statewide Communities Development Authority, South California Edison Co., Rev., 2.63%, 11/01/2033 (z)	275	270
California Statewide Communities Development Authority, Villa Del Sol Apartments, Rev., 0.39%, 10/01/2023 (z)	50	49
Chino Valley Unified School District, Election of 2016, Series C, GO, Zero Coupon, 08/01/2034	125	74
City & County of San Francisco,
Series D1, GO, 4.00%, 06/15/2041	1,215	1,143
Series R2, GO, 5.00%, 06/15/2023	85	86
Series R2, GO, 5.00%, 06/15/2024	1,000	1,033
City & County of San Francisco Special Tax District No. 2020-1, Mission Rock Facilities And Services, Special Tax, 4.00%, 09/01/2036 (e)	155	138
City & County of San Francisco, 49 South Van Ness Project, Green Bond, Series A, COP, 4.00%, 04/01/2035	810	802
City & County of San Francisco, Special Tax District No. 2020-1, Mission Rock Facilities and Services, Special Tax, 4.00%, 09/01/2031 (e)	300	283
City of Dixon, Community Facilities District Improvement, Special Tax, 4.00%, 09/01/2036	200	180

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
City of Long Beach Airport System Revenue,
Series C, Rev., AGM, AMT, 5.00%, 06/01/2042	1,000	1,004
Series C, Rev., AGM, AMT, 5.25%, 06/01/2047	1,000	1,011
City of Los Angeles Department of Airports,
Rev., AMT, 5.00%, 05/15/2026	1,500	1,556
Series B, Rev., AMT, 5.00%, 05/15/2046	21,965	21,975
City of Los Angeles Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2032	1,000	1,040
City of Los Angeles Department of Airports, Private Activity, Series A, Rev., AMT, 5.00%, 05/15/2045	5,000	5,003
City of Los Angeles Department of Airports, Senior,
Series A, Rev., AMT, 4.75%, 05/15/2040	2,415	2,367
Series C, Rev., AMT, 5.00%, 05/15/2036	4,090	4,213
City of Los Angeles Department of Airports, Senior Bonds Green Bond Project,
Rev., AMT, 5.00%, 05/15/2029	4,000	4,204
Rev., AMT, 5.25%, 05/15/2047	4,000	4,102
City of Los Angeles Department of Airports, Subordinate,
Series C, Rev., 5.00%, 05/15/2038	2,000	2,049
Series D, Rev., AMT, 5.00%, 05/15/2027	2,605	2,718
Series D, Rev., AMT, 5.00%, 05/15/2029	4,485	4,708
City of Los Angeles Department of Airports, Subordinate Los Angeles International Airport,
Rev., AMT, 5.00%, 05/15/2027	1,235	1,288
Rev., AMT, 5.00%, 05/15/2029	1,000	1,050
City of Los Angeles Department of Airports, Subordinate P3 Project,
Series A, Rev., AMT, 5.00%, 05/15/2026	1,180	1,224
Series A, Rev., AMT, 5.00%, 05/15/2046	3,000	3,003
City of Los Angeles Department of Airports, Subordinated,
Series C, Rev., AMT, 5.00%, 05/15/2033	1,330	1,366
Series E, Rev., 5.00%, 05/15/2039	1,510	1,576
Series E, Rev., 5.00%, 05/15/2044	1,000	1,035
City of Los Angeles Wastewater System Revenue, Subordinate, Series C, Rev., 5.00%, 06/01/2026	500	533
City of Los Angeles, Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2023	150	151
City of Los Angeles, Department of Airports, Senior, Series B, Rev., 5.00%, 05/15/2034	1,600	1,724
City of Roseville, Special Tax,
5.00%, 09/01/2035	1,160	1,186
4.00%, 09/01/2040	1,000	863
City of San Francisco CA Public Utilities Commission Water Revenue, Regional Water, Series B, Rev., 5.00%, 11/01/2050	4,235	4,367
City of Santa Rosa Wastewater Revenue, Series A, Rev., 5.00%, 09/01/2033	1,770	1,948
City of Victorville Electric Revenue,
Series A, Rev., 5.00%, 05/01/2038	1,055	1,068
Series A, Rev., 5.00%, 05/01/2039	1,110	1,122
City of Woodland, Facilities District Number 2004 1 Capital Project, Special Tax, 4.00%, 09/01/2041	500	454
Coachella Valley Water District Drinking Water System Revenue, Notes, Series A, Rev., 1.38%, 06/01/2025	2,000	1,859
Compton Community Redevelopment Agency Successor Agency, Series A, Tax Allocation, AGM, 5.00%, 08/01/2042	750	757

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Compton Unified School District, Series B, GO, BAM, Zero Coupon, 06/01/2036	1,400	744
County of Los Angeles Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2033	105	107
County of Los Angeles, Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2042	540	521
CSCDA Community Improvement Authority, Series A, Rev., 5.00%, 01/01/2054 (e)	3,295	2,795
CSCDA Community Improvement Authority, Renaissance at City Center, Series A, Rev., 5.00%, 07/01/2051 (e)	215	184
CSCDA Community Improvement Authority, Social Bonds, Rev., 4.00%, 08/01/2056 (e)	410	305
Department of Veterans Affairs, Veteran’s Farm & Home Purchase Program, Series A, Rev., 3.00%, 12/01/2050	945	902
East Bay Municipal Utility District Water System Revenue, Green Bond, Series A, Rev., 5.00%, 06/01/2035	1,200	1,285
Eastern Municipal Water District, Series A, Rev., 3.00%, 07/01/2024	30	30
Elk Grove Finance Authority, Special Tax, 4.00%, 09/01/2040	1,280	1,100
FHLMC Multifamily ML Certificates, Series 2021-ML10, Class A, Rev., 2.03%, 01/25/2038 (e)	341	262
Fontana Public Facilities Financing Authority, Series A, Special Tax, 4.00%, 09/01/2023	145	146
Fresno Unified School District,
Series D, GO, 2.00%, 08/01/2023	20	20
Series D, GO, 2.00%, 08/01/2024	100	97
Gilroy School Facilities Financing Authority, General Obligations, Series A, Rev., 5.00%, 08/01/2046 (p)	5,000	5,078
Golden State Tobacco Securitization Corp., Subordinate, Series B2, Rev., Zero Coupon, 06/01/2066	21,020	1,838
Golden State Tobacco Securitization Corp., Taxable Tobacco Settlement Asset Backed Bonds, Series C, Rev., 2.75%, 06/01/2034	1,900	1,493
Los Angeles County Development Authority, Sunny Garden Apartments, Rev., HUD, 0.20%, 07/01/2024 (z)	155	154
Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.00%, 06/01/2023	25	25
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Green Bond Measure R, Rev., 5.00%, 06/01/2027	1,000	1,080
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinated, Green Bonds, Series A, Rev., 5.00%, 06/01/2034	7,000	7,482
Los Angeles County Metropolitan Transportation Authority, Measure R Junior, Green Bond, Subordinated, Series A, Rev., 5.00%, 06/01/2033	2,000	2,213
Los Angeles County Sanitation Districts Financing Authority, Series A, Rev., 4.00%, 10/01/2033	1,000	1,005
Los Angeles County, Metropolitan Transportation Authority, Green Bond, Measure R Junior Subordinated, Series A, Rev., 5.00%, 06/01/2030	1,500	1,682
Los Angeles Department of Water,
Series B, Rev., 4.00%, 07/01/2027	1,500	1,558
Series B, Rev., 4.00%, 07/01/2029	1,000	1,043
Series B, Rev., 5.00%, 07/01/2037	740	786
Los Angeles Department of Water & Power,
Series B, Rev., 5.00%, 07/01/2039	500	539
Series C, Rev., 5.00%, 07/01/2038	275	296
Los Angeles Department of Water & Power, Power System Revenue,
Series A, Rev., 5.25%, 07/01/2049	9,500	10,027
Series B, Rev., 5.00%, 07/01/2038	1,000	1,045

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Los Angeles Unified School District,
Series C, GO, 5.00%, 07/01/2025	5,000	5,248
Series C, GO, 5.00%, 07/01/2026	2,285	2,436
Series C, GO, 5.00%, 07/01/2028	1,000	1,093
Series RYQ, GO, 5.00%, 07/01/2035	1,280	1,393
Los Angeles Unified School District, Election 2008, Series B1, GO, BAM, 5.00%, 07/01/2029	100	109
Metropolitan Water District of Southern California, Rev., 5.00%, 01/01/2038	3,015	3,229
Municipal Improvement Corp. of Los Angeles, Real Property, Series B, Rev., 5.00%, 11/01/2039	2,535	2,711
Natomas Unified School District,
Series A, GO, AGM, 4.00%, 08/01/2045	7,740	6,949
Series A, GO, AGM, 4.00%, 08/01/2049	2,655	2,368
Norman Y Mineta San Jose International Airport SJC,
Series A, Rev., AMT, 5.00%, 03/01/2023 (p)	100	101
Series A, Rev., AMT, 5.00%, 03/01/2031	1,000	1,048
Series A, Rev., AMT, 5.00%, 03/01/2032	2,000	2,082
Norwalk-La Mirada Unified School District, Series D, GO, 3.00%, 08/01/2043	2,000	1,491
Ontario International Airport Authority, Series A, Rev., AGM, 5.00%, 05/15/2046	1,500	1,533
Orange County Community Facilities District, District No. 2021-1 Rienda, Series A, Special Tax, 5.00%, 08/15/2033	300	306
Orange County Sanitation District, Series A, Rev., 5.00%, 02/01/2036	1,230	1,351
Orange County Transportation Authority, 405 Improvement Project, Rev., BAN, 5.00%, 10/15/2024	3,230	3,353
Oxnard Union High School District, Series B, GO, 5.00%, 08/01/2045	3,000	3,145
Palomar Health, Rev., 5.00%, 11/01/2039	4,000	3,952
Palomar Health, Capital Appreciation, Electric of 2004,
Series A, GO, AGC, Zero Coupon, 08/01/2028	500	391
Series A, GO, AGC, Zero Coupon, 08/01/2031	330	223
Port of Oakland, Intermediate Lien,
Series H, Rev., AMT, 5.00%, 05/01/2027	2,500	2,624
Series H, Rev., AMT, 5.00%, 05/01/2028	1,875	1,980
Series H, Rev., AMT, 5.00%, 05/01/2029	405	430
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Special Tax, AGM, 5.25%, 09/01/2052	1,085	1,140
Sacramento City Unified School District, GO, BAM, 5.00%, 07/01/2031	525	582
Sacramento City Unified School District, Election of 2020 Measure,
GO, BAM, 5.00%, 08/01/2024	860	885
GO, BAM, 5.00%, 08/01/2038	500	535
Sacramento County Sanitation Districts Financing Authority, Series A, Rev., 5.00%, 12/01/2044	4,250	4,331
Sacramento Municipal Utility District, Electric, Series H, Rev., 4.00%, 08/15/2040	2,000	1,860
San Bernardino Community College District, Election of 2018, Series A, GO, 3.00%, 08/01/2041 (p)	2,000	1,982
San Diego Community College District, GO, 4.00%, 08/01/2032 (p)	2,910	3,002
San Diego County Regional Airport Authority, Subordinate, Series B, Rev., AMT, 4.00%, 07/01/2036	1,090	996
San Diego County Regional Airport Authority, Subordinate Airport Revenue Bonds,
Rev., 5.00%, 07/01/2026	2,120	2,242
Rev., 5.00%, 07/01/2027	2,000	2,143

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
San Diego County Regional Airport Authority, Subordinated,
Rev., 5.00%, 07/01/2034	1,000	1,061
Series B, Rev., AMT, 5.00%, 07/01/2031	775	797
San Diego County Regional Transportation Commission, Series A, Rev., 5.00%, 10/01/2022	3,000	3,000
San Diego Public Facilities Financing Authority, Series A, Rev., 5.00%, 05/15/2039	1,565	1,639
San Dieguito School Facilities Financing Authority, Special Tax, 5.00%, 03/01/2031	1,030	1,109
San Francisco Bay Area Rapid Transit District, Election 2004, Green Bond, GO, 5.00%, 08/01/2036	1,875	1,987
San Francisco City & County Airport Commission-San Francisco International Airport,
Series H, Rev., AMT, 5.00%, 05/01/2025	1,500	1,544
Series H, Rev., AMT, 5.00%, 05/01/2028	3,000	3,125
San Francisco City & County Airport Commission-San Francisco International Airport, Unrefunded, Rev., AMT, 5.00%, 05/01/2027	775	802
San Francisco City & County Airport Comm-San Francisco International Airport,
Series A, Rev., AMT, 5.00%, 05/01/2025	2,000	2,055
Series A, Rev., AMT, 5.00%, 05/01/2030	2,000	2,103
Series A, Rev., 5.00%, 05/01/2031	205	215
Series A, Rev., AMT, 5.00%, 05/01/2032	2,000	2,092
Series C, Rev., 5.00%, 05/01/2046	1,920	1,953
San Joaquin Hills Transportation Corridor Agency, Senior Lien Toll Road, Rev., 4.00%, 01/15/2034	3,000	2,796
San Jose Unified School District, Taxable, GO, 1.01%, 08/01/2027	1,700	1,437
Santa Clara Valley Water District, Water System Utility Improvement, COP, 5.00%, 06/01/2038	2,495	2,674
Santaluz Community Facilities District No. 2,
Special Tax, 3.00%, 09/01/2023	250	249
Special Tax, 3.00%, 09/01/2024	95	94
Sierra View Local Health Care District, Tulare Co., Rev., 4.00%, 07/01/2024	475	476
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Orange Memorial Park, Rev., 5.25%, 06/01/2046	1,000	1,068
Southern California Public Power Authority, Canyon Power Project, Series A, Rev., 5.00%, 07/01/2034	1,000	1,044
Southern California Public Power Authority, Green Bond Milford Wind Co.,
Rev., 5.00%, 07/01/2024	40	41
Rev., 5.00%, 07/01/2025	250	263
State of California,
GO, 4.00%, 03/01/2036	4,000	3,976
GO, 4.00%, 11/01/2041	1,000	973
GO, 5.00%, 09/01/2024	5,000	5,175
GO, 5.00%, 12/01/2026	4,000	4,287
GO, 5.00%, 04/01/2027	145	156
GO, 5.00%, 04/01/2029	80	88
GO, 5.00%, 09/01/2029	1,000	1,108
GO, 5.00%, 11/01/2029	13,215	14,666
GO, 5.00%, 12/01/2029	700	777
GO, 5.00%, 12/01/2030	55	62

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
GO, 5.00%, 09/01/2031	1,500	1,683
GO, 5.00%, 10/01/2047	1,500	1,545
State of California, Taxable Bidding Group A, GO, 1.75%, 10/01/2028	5,000	4,243
State of California, Various Purpose,
GO, 4.00%, 11/01/2033	3,550	3,598
GO, 4.00%, 10/01/2035	2,825	2,811
GO, 4.00%, 10/01/2036	8,850	8,785
GO, 5.00%, 10/01/2029	2,000	2,218
GO, 5.00%, 10/01/2030	115	129
GO, 5.00%, 04/01/2031	1,000	1,119
GO, 5.00%, 03/01/2033	500	546
GO, 5.00%, 03/01/2034	2,180	2,360
GO, 5.00%, 03/01/2035	505	545
GO, 5.00%, 04/01/2035	1,000	1,070
State of California, Veterans Bonds, GO, 5.00%, 12/01/2031	5,500	5,685
University of California,
Series AK, Rev., 5.00%, 05/15/2048 (z)	1,000	1,012
Series AR, Rev., 5.00%, 05/15/2041	2,000	2,062
Series BE, Rev., 5.00%, 05/15/2041	1,000	1,055
Series S, Rev., 5.00%, 05/15/2031	1,500	1,694
University of California, Limited Project,
Series K, Rev., 4.00%, 05/15/2046	300	269
Series K, Rev., 5.00%, 05/15/2035	1,980	2,073
Series M, Rev., 4.00%, 05/15/2047	1,300	1,160
University of California, Limited Project Revenue Bonds, Series Q, Rev., 5.00%, 05/15/2032	350	394
Upper Santa Clara Valley Joint Powers Authority,
Series A, Rev., 4.00%, 08/01/2045	1,500	1,347
Series A, Rev., 4.00%, 08/01/2050	2,000	1,776
Val Verde Unified School District, Election 2012, Series A, GO, BAM, 5.00%, 08/01/2042 (p)	500	508
West Contra Costa Healthcare District, Special Tax, 5.00%, 07/01/2027	805	862
William S Hart Union High School District, Capital Appreciation Election 2001, Series B, GO, AGM, Zero Coupon, 09/01/2025	1,960	1,773

		455,771

Colorado — 2.6%
Adams & Weld Counties School District No. 27J Brighton, GO, 5.00%, 12/01/2042	1,000	1,042
Aerotropolis Regional Transportation Authority, Rev., 4.25%, 12/01/2041	500	398
Alpine Mountain Ranch Metropolitan District Special Improvement District No. 1, Special Assessment, 4.00%, 12/01/2040	500	377
Arapahoe County School District No. 6 Littleton, GO, 5.00%, 12/01/2023	670	684
Brighton Crossing Metropolitan District No. 6, Series A, GO, 5.00%, 12/01/2035	525	481
Castle Oaks Metropolitan District No. 3, GO, AGM, 4.00%, 12/01/2026	220	224
City & County of Denver Airport System Revenue,
Series A, Rev., AMT, 4.00%, 11/15/2041	3,000	2,611
Series A, Rev., AMT, 5.00%, 11/15/2029	1,000	1,052

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Series A, Rev., AMT, 5.50%, 11/15/2053	4,000	4,127
Series B, Rev., 5.25%, 11/15/2053	4,775	5,006
City & County of Denver Airport System Revenue, Subordinate System, Series A, Rev., AMT, 5.00%, 12/01/2034	2,510	2,544
City & County of Denver, Airport System Revenue,
Series A, Rev., AMT, 5.00%, 11/15/2027	1,000	1,046
Series A, Rev., AMT, 5.00%, 12/01/2030	3,000	3,154
Series B2, Rev., AMT, 5.00%, 11/15/2031 (z)	1,000	1,031
City & County of Denver, Airport System Revenue, Subordinated, Series A, Rev., AMT, 5.00%, 12/01/2027	5,840	6,063
City & County of Denver, Airport System Revenue, Subordinated System, Series A, Rev., AMT, 5.00%, 12/01/2043	3,000	2,995
City of Aurora, Water Revenue, Green Bond, Rev., 5.00%, 08/01/2041 (p)	1,800	1,916
Colorado Bridge Enterprise, Central 70 Project,
Rev., AMT, 4.00%, 12/31/2025	1,000	997
Rev., AMT, 4.00%, 12/31/2030	1,505	1,484
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project,
Rev., 4.00%, 05/01/2036	175	149
Rev., 4.00%, 05/01/2041	175	141
Colorado Health Facilities Authority, AdventHealth Obligated Group,
Rev., 4.00%, 11/15/2038	2,000	1,861
Rev., 5.00%, 11/15/2038	1,000	1,049
Colorado Health Facilities Authority, Children’s Hospital, Series C, Rev., 5.00%, 12/01/2030	1,000	1,028
Colorado Health Facilities Authority, Children’s Hospital Co. Project, Series A, Rev., 5.00%, 12/01/2033	3,765	3,777
Colorado Health Facilities Authority, Commonspirit Health,
Series A1, Rev., 5.00%, 08/01/2027	1,025	1,060
Series A1, Rev., 5.00%, 08/01/2034	1,240	1,245
Series A2, Rev., 5.00%, 08/01/2028	2,215	2,297
Series A2, Rev., 5.00%, 08/01/2044	11,025	10,683
Colorado Health Facilities Authority, Improvement Bonds Christian Living Communities, Rev., 4.00%, 01/01/2042	500	373
Colorado Health Facilities Authority, Sanford Health, Series A, Rev., 5.00%, 11/01/2029	1,000	1,052
Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.00%, 01/01/2030	1,175	1,283
Colorado Housing and Finance Authority, Series H, Rev., GNMA COLL, 3.00%, 05/01/2050	2,165	2,080
Colorado Housing and Finance Authority, Social Bonds,
Series E, Rev., GNMA, 3.00%, 11/01/2051	3,040	2,885
Series L, Rev., GNMA COLL, 3.25%, 11/01/2051	1,655	1,574
Colorado Housing and Finance Authority, Social Bonds Class I, Series H, Rev., GNMA, 3.00%, 11/01/2051	1,335	1,262
Copperleaf Metropolitan District No. 2,
GO, BAM, 4.00%, 12/01/2023	305	307
GO, BAM, 4.00%, 12/01/2025	470	478
Crystal Valley, Metropolitan District No. 2,
Series A, GO, AGM, 5.00%, 12/01/2028	500	542
Series A, GO, AGM, 5.00%, 12/01/2029	405	443
Series A, GO, AGM, 5.00%, 12/01/2030	360	397

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Denver City & County, School District No. 1, GO, 5.00%, 12/01/2029	1,000	1,063
Denver Convention Center Hotel Authority, Senior, Rev., 5.00%, 12/01/2036	1,320	1,313
Denver Urban Renewal Authority, Senior Subordinated Stapleton, Series B, Tax Allocation, 5.00%, 12/01/2025	500	524
E-470 Public Highway Authority, Series B, Rev., (United States SOFR * 0.67 + 0.35%), 2.33%, 09/01/2039 (aa)	1,485	1,470
E-470 Public Highway Authority, Capital Appreciation School Reform, Series B, Rev., NATL, Zero Coupon, 09/01/2030	290	207
E-470 Public Highway Authority, Senior,
Series A, Rev., 5.00%, 09/01/2027	1,000	1,069
Series A, Rev., 5.00%, 09/01/2028	1,000	1,078
Series A, Rev., 5.00%, 09/01/2040	2,775	2,818
Falcon Area Water & Wastewater Authority, Series A, Rev., 6.75%, 12/01/2034 (e)	3,000	2,700
Great Western Metropolitan District, GO, 4.75%, 12/01/2050	500	418
Jefferson Center Metropolitan District No. 1,
Series A2, Rev., 4.13%, 12/01/2040	575	477
Series A2, Rev., 4.38%, 12/01/2047	795	641
Jefferson County School District, Series R1, GO, 5.00%, 12/15/2031	2,000	2,160
Poudre Tech Metropolitan District, GO, AGM, 3.00%, 12/01/2022	420	420
Public Authority for Colorado Energy, Rev., 6.50%, 11/15/2038	3,000	3,419
Pueblo Urban Renewal Authority, EVRAZ Project Tax Increment, Tax Allocation, 4.75%, 12/01/2045 (e)	635	540
Regional Transportation District, Denver Transit Partners Eagle,
Series A, Rev., 5.00%, 07/15/2026	575	586
Series A, Rev., 5.00%, 01/15/2027	1,000	1,021
Series A, Rev., 5.00%, 01/15/2032	1,470	1,501
Siena Lake Metropolitan District, GO, 3.75%, 12/01/2041	500	362
South Suburban Park & Recreation District, COP, 4.00%, 12/15/2036	1,350	1,317
Spring Valley Metropolitan District No. 3, Series A, GO, 5.00%, 12/01/2049	1,360	1,156
State of Colorado,
COP, 6.00%, 12/15/2041	15,000	17,294
Series A, COP, 5.00%, 09/01/2026	1,500	1,590
Series A, COP, 5.00%, 12/15/2029	1,000	1,098
Sterling Ranch Metropolitan District No. 1, GO, 5.00%, 12/01/2040	500	450
University of Colorado, University Enterprise,
Rev., 2.00%, 06/01/2051 (z)	4,000	3,779
Verve Metropolitan District No. 1, GO, 5.00%, 12/01/2036	1,500	1,423
Village Metropolitan District (The), GO, 4.15%, 12/01/2030	485	455
Villages at Johnstown Metropolitan District No. 3, Senior Bond, Series A, GO, 5.00%, 12/01/2040	585	520
Windler Public Improvement Authority, Series A1, Rev., 4.00%, 12/01/2036	2,565	1,922

		127,989

Connecticut — 1.3%
City of Bridgeport, Series A, GO, 4.00%, 06/01/2039	250	224
Connecticut Housing Finance Authority, Social Bond, Series C, Rev., (SIFMA Municipal Swap Index + 0.63%), 3.08%, 05/15/2051 (aa)	1,560	1,560
Connecticut Housing Finance Authority, Social Bonds, Series A1, Rev., 3.50%, 11/15/2051	70	67
Connecticut State Health & Educational Facilities Authority, Series 2017 B1, Rev., 5.00%, 07/01/2029	4,845	5,381

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Connecticut — continued
Connecticut State Health & Educational Facilities Authority, Hartford Healthcare Project,
Series A, Rev., 5.00%, 07/01/2026	555	578
Series A, Rev., 5.00%, 07/01/2033	565	586
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issue,
Rev., 4.00%, 07/01/2035	1,000	901
Rev., 4.00%, 07/01/2038	2,500	2,188
Rev., 4.00%, 07/01/2041	2,250	1,902
Rev., 5.00%, 07/01/2024	175	178
Rev., 5.00%, 07/01/2030	865	908
Connecticut State Health & Educational Facilities Authority, Yale New Haven, Series B, Rev., 1.80%, 07/01/2049 (z)	4,000	3,876
Connecticut State Health & Educational Facilities Authority, Yale University, Series C2, Rev., 5.00%, 07/01/2057 (z)	1,725	1,736
Connecticut State Higher Education Supplement Loan Authority, CHESLA Loan Program, Series B, Rev., AMT, 5.00%, 11/15/2030	500	536
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University,
Series K, Rev., 4.00%, 07/01/2045	750	650
Series K, Rev., 5.00%, 07/01/2037	950	976
Connecticut State, Health & Educational Facilities Authority, Yale University,
Series A, Rev., 1.10%, 07/01/2048 (z)	1,755	1,739
Series C1, Rev., 5.00%, 07/01/2040 (z)	4,320	4,689
State of Connecticut,
Series 2021A, GO, 3.00%, 01/15/2026	5,000	4,890
Series 2021A, GO, 3.00%, 01/15/2032	2,250	2,029
Series 2021A, GO, 3.00%, 01/15/2033	500	442
Series 2021A, GO, 4.00%, 01/15/2028	3,500	3,584
Series A, GO, 4.00%, 03/15/2032	850	851
Series B, GO, 5.00%, 06/15/2026	1,000	1,042
Series C, GO, 5.00%, 06/15/2037	40	43
State of Connecticut Special Tax Revenue,
Series A, Rev., 5.00%, 05/01/2035	500	540
Series D, Rev., 4.00%, 11/01/2038	3,500	3,294
Series D, Rev., 5.00%, 11/01/2028	1,480	1,605
Series D, Rev., 5.00%, 11/01/2033	1,675	1,830
Series D, Rev., 5.00%, 11/01/2036	1,500	1,614
State of Connecticut, Social Bonds, Series B, GO, 4.00%, 01/15/2038	500	465
State of Connecticut, Special Tax Obligation Bonds,
Rev., 5.00%, 05/01/2025	1,150	1,198
Rev., 5.00%, 05/01/2040	300	315
State of Connecticut, Special Tax Revenue, Transportation Infrastructure, Series A, Rev., 5.00%, 09/01/2031	1,220	1,256
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation, 4.00%, 04/01/2036 (e)	195	170
Town of Hamden,
GO, BAM, 4.00%, 08/15/2027	535	548
GO, BAM, 5.00%, 08/15/2029	575	612
GO, BAM, 5.00%, 08/15/2031	500	532
Series A, GO, BAM, 5.00%, 08/01/2032	500	527

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Connecticut — continued
University of Connecticut,
Series A, Rev., 5.00%, 02/15/2025	2,590	2,691
Series A, Rev., 5.00%, 08/15/2026	1,400	1,421
Series A, Rev., 5.00%, 01/15/2037	3,000	3,113

		63,287

Delaware — 0.5%
Delaware State Economic Development Authority, NRG Energy Project, Rev., 1.25%, 10/01/2045 (z)	4,065	3,632
Delaware State Health Facilities Authority, Christiana Health Care System, Rev., 5.00%, 10/01/2039	5,345	5,528
Delaware Transportation Authority,
Rev., 5.00%, 07/01/2027	1,000	1,078
Rev., 5.00%, 07/01/2033	2,265	2,487
State of Delaware,
GO, 5.00%, 02/01/2028	6,520	7,094
GO, 4.00%, 02/01/2031	1,000	1,029
GO, 5.00%, 02/01/2031	85	96
Series A, GO, 5.00%, 10/01/2024	1,500	1,555

		22,499

District of Columbia — 1.5%
District of Columbia,
Rev., 5.00%, 06/01/2040	1,725	1,640
Series A, Rev., 4.00%, 03/01/2037	2,000	1,940
Series A, Rev., 4.00%, 03/01/2040	10,000	9,456
Series A, Rev., 5.00%, 03/01/2031	1,500	1,645
Series C, Rev., 4.00%, 05/01/2039	2,500	2,402
Series C, Rev., 5.00%, 10/01/2030	3,250	3,569
Series D, GO, 5.00%, 02/01/2028	820	891
Series D, GO, 5.00%, 02/01/2029	70	77
Series D, GO, 5.00%, 02/01/2034	5,000	5,432
Series E, GO, 5.00%, 02/01/2028	110	120
District of Columbia Housing Finance Agency, Kenilworth 166 Apartments, Rev., HUD, 1.25%, 06/01/2025 (z)	3,225	3,045
District of Columbia Water & Sewer Authority, Green Bond Subordinate, Series A, Rev., 5.00%, 10/01/2038	1,010	1,069
District of Columbia Water & Sewer Authority, Subordinate, Series C1, Rev., 5.00%, 10/01/2031	2,000	2,242
District of Columbia, Latin American Montessori, Rev., 4.00%, 06/01/2030	745	707
District of Columbia, National Public Radio,
Rev., 4.00%, 04/01/2032 (p)	1,500	1,536
Rev., 5.00%, 04/01/2028 (p)	270	285
Rev., 5.00%, 04/01/2029 (p)	275	291
District of Columbia, Water & Sewer Authority, Subordinated Lien, Series A, Rev., 5.00%, 10/01/2027	615	615
Metropolitan Washington Airports Authority,
Rev., AMT, 5.00%, 10/01/2026	1,335	1,389
Rev., AMT, 5.00%, 10/01/2029	2,000	2,076
Series A, Rev., AMT, 5.00%, 10/01/2027	1,000	1,046
Metropolitan Washington Airports Authority Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2027	1,000	1,046

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
District of Columbia — continued
Series A, Rev., AMT, 5.00%, 10/01/2023	85	86
Series A, Rev., AMT, 5.00%, 10/01/2025	450	465
Series A, Rev., AMT, 5.00%, 10/01/2030	1,000	1,054
Series A, Rev., AMT, 5.00%, 10/01/2032	5,000	5,221
Series A, Rev., AMT, 5.00%, 10/01/2044	3,890	3,885
Metropolitan Washington Airports Authority Aviation Revenue, Airport System, Series A, Rev., AMT, 5.00%, 10/01/2033	3,000	3,093
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B, Rev., 4.00%, 10/01/2049	1,000	837
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital, Rev., AGM, 4.00%, 10/01/2052	5,000	4,301
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Subordinated Dulles Metrorail, Rev., AGM, 4.00%, 10/01/2053	1,965	1,684
Metropolitan Washington Airports Authority, Airport System Revenue, Series A, Rev., AMT, 5.00%, 10/01/2034	395	405
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, Series C, Rev., AGC, 6.50%, 10/01/2041 (p)	350	391
Washington Convention & Sports Authority,
Series A, Rev., 4.00%, 10/01/2034	1,015	986
Series A, Rev., 4.00%, 10/01/2036	330	307
Series A, Rev., 5.00%, 10/01/2033	1,000	1,082
Washington Convention & Sports Authority, Senior Lien,
Series B, Tax Allocation, 5.00%, 10/01/2029	1,000	1,092
Series B, Tax Allocation, 5.00%, 10/01/2030	1,500	1,647
Washington Metropolitan Area Transit Authority,
Series A, Rev., 5.00%, 07/15/2026	1,650	1,749
Series A, Rev., 5.00%, 07/15/2037	2,000	2,131
Washington Metropolitan Area Transit Authority, Green Bond, Series A, Rev., 5.00%, 07/15/2029	1,540	1,687

		74,622

Florida — 5.1%
Alachua County Health Facilities Authority, Oak Hammock At The University of Florida, Inc. Project, Rev., 4.00%, 10/01/2031	615	565
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Rev., 5.00%, 12/01/2034	2,570	2,596
Alachua County, Health Facilities Authority, Shands Teaching Hospital and Clinic, Rev., 5.00%, 12/01/2032	1,000	1,035
Ave Maria Stewardship Community District, Phase 3 Master Improvements Project,
Special Assessment, 2.75%, 05/01/2031	420	338
Special Assessment, 3.13%, 05/01/2041	1,775	1,266
Ave Maria Stewardship Community District, Phase 4 Master Improvement, Special Assessment, BAN, 3.50%, 05/01/2026 (e)	1,000	915
Belmond Reserve Community Development District, 202 Project, Special Assessment, 4.00%, 05/01/2040	345	293
Belmont II Community Development District, 2020 Assessment Area,
Special Assessment, 2.50%, 12/15/2025	20	19
Special Assessment, 3.13%, 12/15/2030	125	106
Boggy Branch Community Development District, Special Assessment, 2.50%, 05/01/2026	295	266
Brevard County Health Facilities Authority, Health First, Inc., Rev., 5.00%, 04/01/2025	1,600	1,637
Brevard County Housing Finance Authority, Tropical Manor Apartments, Rev., 0.25%, 12/01/2023 (z)	25	25

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Broward County Housing Finance Authority, Solaris Apartments, Series B, Rev., 0.70%, 01/01/2025 (z)	1,470	1,387
Broward County Water & Sewer Utility Revenue, Series A, Rev., 4.00%, 10/01/2038	675	639
Capital Projects Finance Authority, Florida University Project, Series A1, Rev., 5.00%, 10/01/2032	1,350	1,328
Capital Trust Agency, Inc., College Park Towers Apartments, Rev., HUD, 1.25%, 05/01/2024 (z)	7,500	7,398
Capital Trust Agency, Inc., Imagine School at North Manatee, Rev., 5.00%, 06/01/2041 (e)	325	284
Capital Trust Agency, Inc., Liza Jackson Preparatory School, Rev., 5.00%, 08/01/2040	150	146
Capital Trust Agency, Inc., Lutz Preparatory School, Inc. Project, Series A, Rev., 4.00%, 06/01/2041	300	264
Capital Trust Agency, Inc., Tallahassee Classical School, Rev., 4.00%, 07/01/2036 (e)	1,370	1,059
Central Florida Expressway Authority,
Series D, Rev., 5.00%, 07/01/2029	565	617
Series D, Rev., AGM, 5.00%, 07/01/2034	3,000	3,253
Series D, Rev., AGM, 5.00%, 07/01/2035	10,000	10,818
Central Florida Expressway Authority, Senior Lien,
Rev., AGM, 4.00%, 07/01/2038	3,625	3,379
Rev., AGM, 4.00%, 07/01/2039	1,260	1,166
Centre Lake Community Development District, Special Assessment, 3.00%, 05/01/2042	605	417
Chapel Creek Community Development District, Special Assessment, 3.00%, 05/01/2031 (e)	260	216
City of Cape Coral, Water & Sewer Revenue, Rev., 5.00%, 10/01/2029	250	269
City of Jacksonville, Series A, Rev., 5.00%, 10/01/2034	1,250	1,344
City of Jacksonville, Baptist Health, Rev., VRDO, 2.48%, 10/07/2022 (z)	2,000	2,000
City of Jacksonville, Brooks Rehabilitation Project,
Rev., 4.00%, 11/01/2034	500	461
Rev., 4.00%, 11/01/2045	1,500	1,268
City of Lake Worth Beach Consolidated Utility Revenue,
Rev., BAM, 5.00%, 10/01/2029	1,930	2,091
Rev., BAM, 5.00%, 10/01/2030	2,135	2,328
City of Pompano Beach, John Knox Village Project, Series A, Rev., 4.00%, 09/01/2036	175	151
City of Port St Lucie Stormwater Utility Revenue, Rev., 4.00%, 05/01/2039	1,075	983
City of South Miami, Health Facilities Authority, Inc., Baptist Health South Florida, Rev., 5.00%, 08/15/2023	100	101
City of Tallahassee, Energy System Revenue, Rev., 5.00%, 10/01/2028	2,000	2,159
Collier County Health Facilities Authority, The Moorings, Inc., Rev., 4.00%, 05/01/2052	145	117
County of Broward Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 5.00%, 09/01/2031	3,000	3,167
County of Broward, Airport System Revenue,
Rev., AMT, 5.00%, 10/01/2033	655	664
Series A, Rev., AMT, 5.00%, 10/01/2028	800	835
Series A, Rev., AMT, 5.00%, 10/01/2036	2,000	2,027
County of Broward, Port Facilities Revenue, Senior Bond, Series B, Rev., AMT, 4.00%, 09/01/2044	3,000	2,614
County of Hillsborough, Rev., 4.00%, 08/01/2034	4,370	4,335

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
County of Lee Airport Revenue,
Series B, Rev., AMT, 5.00%, 10/01/2029	180	188
Series B, Rev., AMT, 5.00%, 10/01/2032	2,000	2,074
County of Lee Local Option Gas Tax Revenue, Rev., 5.25%, 08/01/2049	13,000	13,476
County of Miami-Dade Aviation Revenue,
Series A, Rev., 5.00%, 10/01/2025	1,250	1,304
Series A, Rev., AMT, 5.00%, 10/01/2025 (p)	2,250	2,250
Series A, Rev., 5.00%, 10/01/2031	2,000	2,141
Series A, Rev., AMT, 5.00%, 10/01/2044	2,200	2,194
Series B, Rev., AMT, 5.00%, 10/01/2040	7,000	7,001
County of Miami-Dade Seaport Department, Subordinate, Series A1, Rev., AGM, AMT, 4.00%, 10/01/2040	2,675	2,416
County of Miami-Dade, Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2028	7,000	7,109
Series A, Rev., AMT, 5.00%, 10/01/2027 (p)	1,455	1,476
Series A, Rev., AMT, 5.00%, 10/01/2030	2,000	2,037
County of Miami-Dade, Building Better Communities Project, Series A, GO, 4.00%, 07/01/2044	350	315
County of Miami-Dade, Water & Sewer System Revenue,
Series B, Rev., 5.00%, 10/01/2031	500	519
Series B, Rev., 5.00%, 10/01/2033	1,000	1,033
County of Monroe Airport Revenue, Key West International Airport, Series 202, Rev., AMT, 5.00%, 10/01/2052	2,450	2,270
Cypress Bluff Community, Development District, Delaware Webb Project, Series A, Special Assessment, 2.70%, 05/01/2025 (e)	115	108
Daytona Beach Housing Authority, The WM at River Project, Rev., 1.25%, 12/01/2025 (z)	115	107
DG Farms Community Development District, Special Assessment, 3.75%, 05/01/2040	400	313
Eden Hills Community Development District, Special Assessment, 4.00%, 05/01/2040	300	255
Epperson North Community Development District, Assessment Area, Special Assessment, 2.50%, 05/01/2026	195	175
Florida Development Finance Corp., Series A, Rev., 4.00%, 06/01/2030	500	452
Florida Development Finance Corp., Brightline Florida Passenger Rail, Series B, Rev., AMT, 7.38%, 01/01/2049 (e)	9,500	8,185
Florida Development Finance Corp., Brightline Passenger, Rev., AMT, 2.90%, 12/01/2056 (z)	3,440	3,412
Florida Development Finance Corp., Brighton, Florida Passenger Rail, Rev., AMT, 7.25%, 07/01/2057 (e)	8,000	7,808
Florida Development Finance Corp., Discovery High School Project, Series A, Rev., 4.00%, 06/01/2030 (e)	1,500	1,365
Florida Development Finance Corp., Mater Academy Project, Series A, Rev., 5.00%, 06/15/2040	400	400
Florida Development Finance Corp., Mayflower Retirement, Rev., 1.75%, 06/01/2026 (e)	510	453
Florida Development Finance Corp., UF Health Jacksonville Project, Rev., 5.00%, 02/01/2035	1,200	1,153
Florida Development Finance Corp., Virgin Trains USA Passenger,
Series A, Rev., AMT, 6.38%, 01/01/2049 (e) (z)	3,225	2,949
Series A, Rev., AMT, 6.50%, 01/01/2049 (e) (z)	2,000	1,702
Florida Housing Finance Corp., Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	615	582
Florida Housing Finance Corp., Social Bond, Social Bond, Series 1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,455	1,386
Florida Housing Finance Corp., Social Bonds,
Series 1, Rev., GNMA/FNMA/FHLMC, 3.50%, 07/01/2052	1,000	961

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	6,845	6,542
Florida State Board of Governors Florida International University Dormitory Rev, Series A, Rev., BAM, 5.00%, 07/01/2029	1,900	2,043
Fort Pierce Utilities Authority, Series A, Rev., AGM, 5.00%, 10/01/2039	925	979
Greater Orlando Aviation Authority, Series A, Rev., AMT, 5.00%, 10/01/2032	1,500	1,558
Greater Orlando Aviation Authority, Priority Subordinated,
Series A, Rev., AMT, 5.00%, 10/01/2033	1,500	1,521
Series A, Rev., AMT, 5.00%, 10/01/2036	2,230	2,251
Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 4.00%, 05/01/2040	545	467
Hillsborough County Aviation Authority, Tampa, Rev., AMT, 5.00%, 10/01/2040 (p)	750	768
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Series A, Rev., 4.00%, 08/01/2045	3,275	2,636
JEA Electric System Revenue,
Series 3A, Rev., VRDO, 2.52%, 10/07/2022 (z)	8,000	8,000
Series 3A, Rev., 5.00%, 10/01/2035	5,000	5,306
Series IIIB, Rev., 5.00%, 10/01/2032	1,295	1,370
JEA Electric System Revenue, Subordinate, Series A, Rev., 5.00%, 10/01/2031	1,795	1,957
JEA Water & Sewer System Revenue, Series A, Rev., 4.00%, 10/01/2037	750	708
JEA Water & Sewer System Revenue, Subordinated, Series A, Rev., 5.00%, 10/01/2031	885	943
Lakewood Ranch Stewardship District, Lorraine Lakes Project, Special Assessment, 3.13%, 05/01/2030 (e)	315	268
Lakewood Ranch Stewardship District, Northeast Sector Project,
Special Assessment, 2.50%, 05/01/2025 (e)	865	804
Special Assessment, 3.20%, 05/01/2030 (e)	545	466
Special Assessment, 3.50%, 05/01/2040	925	707
Lakewood Ranch Stewardship District, Zario Project, Special Assessment, 2.63%, 05/01/2025	425	398
Lee Memorial Health System, Float Mode, Lee Memorial, Rev., VRDO, 2.86%, 10/07/2022 (z)	8,000	8,000
Miami-Dade County Housing Finance Authority, Platform 3750 LLC, Rev., 0.25%, 08/01/2024 (z)	1,525	1,480
Miami-Dade County Housing Finance Authority, Sunset Bay Apartments, Rev., 0.25%, 12/01/2023 (z)	80	80
Midtown Miami Community Development District, Series A, Special Assessment, 5.00%, 05/01/2037	350	349
North Powerline Road Community Development District, Special Assessment, 3.63%, 05/01/2040	1,345	1,048
Old Hickory Community Development District, Special Assessment, 2.50%, 06/15/2025	165	155
Orange County Health Facilities Authority, Orlando Health Obligated Group, Rev., 4.00%, 10/01/2052	5,000	4,166
Orange County Health Facilities Authority, Presbyterian Retirement Communities,
Rev., 4.00%, 08/01/2036 (w)	295	255
Rev., 5.00%, 08/01/2047	790	819
Orange County Housing Finance Authority, Stratford Point Apartments, Rev., 0.55%, 01/01/2025 (z)	885	833
Orlando Utilities Commission, Series 2018A, Rev., 5.00%, 10/01/2035	2,480	2,630
Palm Beach County Health Facilities Authority, BRRH Corporation Obligated Group, Rev., 5.00%, 12/01/2024 (p)	1,910	1,979
Palm Beach County Health Facilities Authority, Retirement Life Communities, Rev., 5.00%, 11/15/2032	2,270	2,305

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Palm Beach County Housing Finance Authority, Christian Manor, Rev., 1.25%, 02/15/2025 (z)	1,985	1,889
Parkview at Long Lake Ranch Community Development District, Special Assessment, 4.00%, 05/01/2051	800	625
Pasco County School Board, Series A, COP, BAM, 5.00%, 08/01/2036	1,720	1,827
Pine Island Community Development District, Special Assessment, 5.75%, 05/01/2035	2,000	2,004
Pine Ridge Plantation Community Development District, Senior Lien, Series A1, Special Assessment, AGM, 3.00%, 05/01/2023	480	478
Pinellas County Housing Finance Authority, Jordan Park Apartments, Rev., HUD, 0.65%, 01/01/2025 (z)	1,135	1,070
Reunion East Community Development District,
Special Assessment, 2.40%, 05/01/2026	100	91
Special Assessment, 2.85%, 05/01/2031	25	21
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 4.00%, 06/15/2040	500	427
Sarasota County Health Facilities Authority, Sunnyside Village Project, Rev., 5.00%, 05/15/2048	425	390
Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Rev., 4.00%, 07/01/2052	6,000	5,027
Sarasota National Community Development District, Special Assessment, 4.00%, 05/01/2039	615	530
Sawyers Landing Community Development District, Special Assessment, 3.75%, 05/01/2031	400	353
School District of Broward County, Series A, COP, 5.00%, 07/01/2027	1,500	1,593
Somerset Community Development District, Special Assessment, 4.00%, 05/01/2032	800	739
St. John’s County School Board, Series A, COP, AGM, 5.25%, 07/01/2047	3,000	3,189
State Board of Administration Finance Corp., Taxable, Series A, Rev., 1.71%, 07/01/2027	4,000	3,421
State of Florida Department of Transportation, Rev., 5.00%, 07/01/2024	430	443
State of Florida Department of Transportation Turnpike System Revenue, Series B, Rev., 5.00%, 07/01/2033	1,000	1,103
State of Florida Department of Transportation Turnpike System Revenue, Turnpike Revenue, Series B, Rev., 3.00%, 07/01/2033	2,390	2,112
State of Florida, Capital Outlay, Series C, GO, 5.00%, 06/01/2027	1,060	1,124
State of Florida, Department of Transportation, Turnpike System Revenue,
Series A, Rev., 5.00%, 07/01/2029	500	543
Series B, Rev., 5.00%, 07/01/2023	125	127
Stillwater Community Development District, Project 2021, Special Assessment, 3.00%, 06/15/2031 (e)	225	186
Stoneybrook South Community Development District, Fox South Assessment Area,
Special Assessment, 2.50%, 12/15/2025 (e)	550	502
Special Assessment, 3.00%, 12/15/2030 (e)	475	394
Special Assessment, 3.50%, 12/15/2040 (e)	1,030	786
Storey Park Community Development District, Assessment Area Four Project,
Special Assessment, 2.38%, 06/15/2026 (e)	35	31
Special Assessment, 2.88%, 06/15/2031 (e)	60	49
Towne Park Community Development District, Assessment Area 3D Project, Special Assessment, 2.63%, 05/01/2025 (e)	380	362
Tradition Community Development District No. 9, Special Assessment, 3.00%, 05/01/2041	130	91

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Village Community Development District No. 13,
Special Assessment, 1.88%, 05/01/2025 (e)	745	691
Special Assessment, 2.63%, 05/01/2030 (e)	1,485	1,260
Villamar Community Development District, Special Assessment, 3.75%, 05/01/2040	655	521
Wildwood Utility Dependent District, Senior South Sumter Utilities Project,
Rev., BAM, 5.00%, 10/01/2031	1,300	1,429
Rev., BAM, 5.00%, 10/01/2033	1,150	1,253
Rev., BAM, 5.00%, 10/01/2039	1,490	1,583
Rev., BAM, 5.00%, 10/01/2040	1,610	1,700
Wildwood Utility Dependent District, Subordinate South Sumter Utilities Project, Rev., BAM, 5.00%, 10/01/2041	650	682

		252,352

Georgia — 3.4%
Atlanta Urban Residential Finance Authority, Sylvan Senior Apartments, Rev., FHA, 0.41%, 12/01/2025 (z)	575	551
Bartow County Development Authority, Georgia Power Co. Pollution Bowen Project, Rev., 1.80%, 09/01/2029 (z)	4,425	3,789
Board of Water Light & Sinking Fund Commissioners of The City of Dalton, Combined Utilities Revenue Bonds,
Rev., 4.00%, 03/01/2035	1,100	1,021
Rev., 4.00%, 03/01/2036	1,000	915
Rev., 4.00%, 03/01/2037	1,135	1,017
Rev., 4.00%, 03/01/2038	1,000	892
Brookhaven Development Authority, Children’s Healthcare of Atlanta Obligated Group, Series A, Rev., 4.00%, 07/01/2044	3,000	2,692
Carroll County, School District, GO, 5.00%, 04/01/2024	1,000	1,028
City of Atlanta Department of Aviation,
Series C, Rev., AMT, 5.00%, 07/01/2026	960	996
Series C, Rev., AMT, 5.00%, 07/01/2034	540	557
City of Atlanta Water & Wastewater Revenue, Series B, Rev., 4.00%, 11/01/2037	1,000	963
City of Atlanta, Airport Passenger Facility, Subordinated Lien, Series C, Rev., 5.00%, 07/01/2040	2,000	2,073
City of Atlanta, Department of Aviation, Series B, Rev., AMT, 5.00%, 07/01/2028	3,300	3,455
City of Atlanta, Department of Aviation, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2031	1,155	1,202
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Rev., 4.00%, 04/01/2033	500	476
DeKalb County Housing Authority, Columbia Village Project, Series A, Rev., HUD, 0.34%, 08/01/2024 (z)	285	276
Development Authority for Fulton County, Jonesboro Road Senior Village, Rev., 3.00%, 10/01/2025 (z)	2,020	1,975
Development Authority of Burke County (The), Oglethorpe Power Corp. Scherer Project, Series A, Rev., 1.50%, 01/01/2040 (z)	250	231
Development Authority of Monroe County (The), Oglethorpe Power Corporation Scherer Project, Series A, Rev., 1.50%, 01/01/2039 (z)	125	115
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer, Rev., 1.00%, 07/01/2049 (z)	1,785	1,532
Development Authority of Rockdale County, Arbours at Conyers Project, Rev., 3.63%, 02/01/2026 (z)	1,085	1,064

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
George L Smith II Congress Center Authority, Convention Center Hotel, Series 2, Rev., 5.00%, 01/01/2054 (e)	1,000	770
Georgia Ports Authority, Rev., 5.25%, 07/01/2043	2,705	2,907
Georgia State Road & Tollway Authority,
Rev., 5.00%, 06/01/2026	3,200	3,389
Rev., 5.00%, 06/01/2027	5,250	5,629
Rev., 5.00%, 06/01/2028	5,500	5,963
Rev., 5.00%, 06/01/2030	6,205	6,856
Main Street Natural Gas, Inc.,
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 04/01/2048 (z)	3,400	3,405
Series A, Rev., 4.00%, 07/01/2052 (z)	15,500	15,313
Series A, Rev., 4.00%, 09/01/2052 (z)	2,000	1,877
Series B, Rev., (ICE LIBOR USD 1 Month * 0.67 + 0.75%), 2.47%, 04/01/2048 (aa)	11,500	11,400
Series B, Rev., 4.00%, 08/01/2049 (z)	2,175	2,197
Series B, Rev., 5.00%, 06/01/2028	2,500	2,518
Series B, Rev., 5.00%, 06/01/2029	1,500	1,507
Series B, Rev., 5.00%, 12/01/2052 (z)	3,000	2,998
Series C, Rev., LIQ: Royal Bank of Canada, 4.00%, 08/01/2048 (z)	105	105
Series C, Rev., 4.00%, 03/01/2050 (z)	2,350	2,278
Series C, Rev., 4.00%, 05/01/2052 (z)	15,310	14,511
Main Street Natural Gas, Inc., Gas Supply, Series C, Rev., 4.00%, 08/01/2052 (e) (z)	11,000	10,350
Main Street Natural Gas, Inc., Main Street Gas, Series D, Rev., LIQ: Royal Bank of Canada, (ICE LIBOR USD 1 Month * 0.67 + 0.83%), 2.55%, 08/01/2048 (aa)	1,000	992
Metropolitan Atlanta Rapid Transit Authority, Series B, Rev., 5.00%, 07/01/2045	10,000	10,340
Milledgeville & Baldwin County Development Authority, Georgia College & State University Projects,
Rev., 4.00%, 06/15/2037	500	461
Rev., 5.00%, 06/15/2024	470	483
Rev., 5.00%, 06/15/2025	360	374
Municipal Electric Authority of Georgia, Combined Cycle Project,
Series A, Rev., 4.00%, 11/01/2023	2,750	2,764
Series A, Rev., 5.00%, 11/01/2027	250	265
Series A, Rev., 5.00%, 11/01/2029	250	268
Municipal Electric Authority of Georgia, General Resolution Project, Series A, Rev., 4.00%, 01/01/2037	1,125	1,007
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project,
Series A, Rev., AGM, 5.00%, 07/01/2033	1,610	1,693
Series A, Rev., AGM, 5.00%, 07/01/2035	1,300	1,350
Series A, Rev., AGM, 5.00%, 07/01/2036	2,795	2,897
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project,
Rev., AGM, 4.00%, 01/01/2036	330	314
Rev., AGM, 4.00%, 01/01/2041	1,000	917
Rev., 5.00%, 01/01/2023	200	201
Rev., AGM, 5.00%, 01/01/2025	200	205
Rev., AGM, 5.00%, 01/01/2027	125	130
Municipal Electric Authority of Georgia, Project One, Subordinated,
Series B, Rev., 4.00%, 01/01/2039	1,400	1,238
Series B, Rev., 5.00%, 01/01/2023	1,000	1,004
Municipal Electric Authority of Georgia, Subordinate General Resolution, Rev., 5.00%, 01/01/2033	1,010	1,057

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Municipal Electric Authority of Georgia, Subordinate Project One, Series A, Rev., 5.00%, 01/01/2030	705	749
Northwest Georgia Housing Authority, Dallas Manor Apartments Projects, Rev., HUD, 0.25%, 10/01/2024 (z)	260	250
Paulding County Hospital Authority, Anticipation Certificates Wellstar Health,
Rev., 5.00%, 04/01/2036	325	335
Rev., 5.00%, 04/01/2038	500	507
Private Colleges & Universities Authority, Emory University, Series B, Rev., 4.00%, 09/01/2039	1,420	1,321
Private Colleges & Universities Authority, Savannah College of Art And Design,
Rev., 4.00%, 04/01/2038	1,400	1,273
Rev., 5.00%, 04/01/2027	400	419
Savannah Economic Development Authority, International Paper Company Project, Rev., 1.90%, 08/01/2024	150	145
State of Georgia,
Series A1, GO, 5.00%, 02/01/2024	100	103
Series A, GO, 5.00%, 08/01/2023	85	86
Series C, GO, 5.00%, 07/01/2031	500	564
Series F, GO, 5.00%, 01/01/2025	2,000	2,081
State of Georgia, Bidding Group 2, Series A, GO, 4.00%, 07/01/2035	750	746
State of Georgia, Group 2, Series A, GO, 4.00%, 08/01/2034	1,000	1,005
State of Georgia, Tranche #1, Series A, GO, 5.00%, 07/01/2023	1,420	1,440
State of Georgia, Tranche 2, Series A, GO, 5.00%, 07/01/2030	2,000	2,214
Tender Option Bond Trust Receipts/Certificates, Series 2017-ZF0589, Rev., LIQ: Bank of America NA, 0.00%, 06/01/2049 (e) (z)	3,750	3,750
Valdosta Housing Authority, Tishco Rural Rental Housing, Rev., 1.25%, 02/01/2025 (z)	375	362
Villa Rica Downtown Development Authority, Arbours At Villa Rica Project, Rev., 1.25%, 08/01/2025 (z)	4,415	4,206
Walker County Development Authority, Gateway At Rossville Project, Rev., 0.46%, 12/01/2024 (z)	1,000	959

		171,268

Guam — 0.0% (g)
Antonio B. Won Pat International Airport Authority, Rev., AMT, 5.25%, 10/01/2030 (w)	750	728
Territory of Guam, Series F, Rev., 4.00%, 01/01/2042	1,000	807

		1,535

Hawaii — 0.4%
City & County of Honolulu,
Series A, GO, 5.00%, 10/01/2025	15	16
Series A, GO, 5.00%, 09/01/2027	30	32
Series C, GO, 5.00%, 10/01/2029	1,000	1,103
State of Hawaii, Series FG, GO, 4.00%, 10/01/2032	2,000	2,022
State of Hawaii Airports System Revenue,
Series A, Rev., AMT, 5.00%, 07/01/2032	1,500	1,541
Series A, Rev., AMT, 5.00%, 07/01/2033	1,630	1,665
Series A, Rev., AMT, 5.00%, 07/01/2034	2,000	2,049
Series B, Rev., 5.00%, 07/01/2026	1,250	1,320
State of Hawaii Harbor System Revenue,
Series A, Rev., AMT, 4.00%, 07/01/2031	250	249
Series A, Rev., AMT, 4.00%, 07/01/2032	500	483

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Hawaii — continued
Series A, Rev., AMT, 4.00%, 07/01/2033	750	716
Series A, Rev., AMT, 4.00%, 07/01/2034	3,555	3,364
Series A, Rev., AMT, 5.00%, 07/01/2027	250	266
Series A, Rev., AMT, 5.00%, 07/01/2028	500	535
Series A, Rev., AMT, 5.00%, 07/01/2029	250	270
Series C, Rev., 4.00%, 07/01/2032	200	204
State of Hawaii State Highway Fund, Rev., 5.00%, 01/01/2029	1,000	1,094
State of Hawaii, Airports System Revenue, Series D, Rev., 5.00%, 07/01/2030	1,000	1,093

		18,022

Idaho — 0.1%
Idaho Health Facilities Authority, Trinity Health Credit Group, Series A, Rev., 5.00%, 12/01/2047	1,715	1,715
Idaho Housing & Finance Association, Garvee,
Series A, Rev., 5.00%, 07/15/2029	280	306
Series A, Rev., 5.00%, 07/15/2030	1,250	1,371
Series A, Rev., 5.00%, 07/15/2031	750	823
Idaho Housing & Finance Association, Transportation Expansion & Mitigation, Rev., 5.00%, 08/15/2037	165	179

		4,394

Illinois — 5.9%
Champaign County Community Unit School District No. 4 Champaign, GO, 5.00%, 01/01/2029	1,765	1,850
Chicago Board of Education,
Series A, GO, AGM, 5.00%, 12/01/2026	10	11
Series A, GO, 5.00%, 12/01/2041	1,000	964
Series A, GO, 5.00%, 12/01/2042	7,500	6,977
Chicago Board of Education, Capital Appreciation School Reform,
Series A, GO, NATL, Zero Coupon, 12/01/2024	500	455
Series A, GO, NATL, Zero Coupon, 12/01/2029	1,130	799
Series B1, GO, NATL, Zero Coupon, 12/01/2028	500	373
Series B1, GO, NATL, Zero Coupon, 12/01/2029	1,105	781
Chicago Board of Education, Dedicated, Series C, GO, 5.00%, 12/01/2034	2,000	1,991
Chicago O’Hare International Airport, Rev., AMT, 5.00%, 01/01/2030	3,400	3,450
Chicago O’Hare International Airport, Passenger Facility Charge, Rev., AMT, 5.00%, 01/01/2032	3,500	3,501
Chicago O’Hare International Airport, Senior Lien,
Series A, Rev., 4.00%, 01/01/2035	3,500	3,279
Series A, Rev., 5.00%, 01/01/2035	6,000	6,318
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5307, Rev., 5.00%, 06/01/2023	700	707
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5357, Rev., 5.00%, 06/01/2028	1,000	1,057
Chicago Transit Authority Sales Tax Receipts Fund, Series A, Rev., BAM, 5.00%, 12/01/2046	500	520
Chicago Transit Authority, Sales Tax Receipts Fund,
Rev., AGM, 5.00%, 12/01/2044	1,000	1,020
Rev., 5.25%, 12/01/2049	10,000	10,198
Series A, Rev., 5.00%, 12/01/2045	6,750	6,765
City of Berwyn, Series A, GO, 5.00%, 12/01/2029	1,000	1,010
City of Chicago,
Series A, GO, 5.00%, 01/01/2027	5,500	5,603

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Series A, GO, 5.00%, 01/01/2033	1,000	995
Series A, GO, 5.00%, 01/01/2034	4,500	4,450
Series A, GO, 6.00%, 01/01/2038	8,775	9,072
Series B, GO, 4.00%, 01/01/2038 (e)	521	445
Series C, GO, Zero Coupon, 01/01/2027	500	411
Series C, GO, 5.00%, 01/01/2025	45	46
Series C, GO, 5.00%, 01/01/2028	1,450	1,453
City of Chicago Special Assessment Revenue, Lakeshore East Project,
Special Assessment, 2.69%, 12/01/2026 (e)	305	277
Special Assessment, 3.04%, 12/01/2028 (e)	270	237
City of Chicago Wastewater Transmission Revenue, Second Lien, Rev., 5.00%, 01/01/2042	575	555
City of Chicago Waterworks Revenue, Second Lien Project,
Rev., 5.00%, 11/01/2023	100	102
Rev., 5.00%, 11/01/2044	2,410	2,279
City of Chicago, Capital Appreciation City Colleges, GO, NATL, Zero Coupon, 01/01/2031	75	51
City of Granite City, Waste Management, Inc., Rev., AMT, 1.25%, 05/01/2027	5,000	4,333
Cook County Community Consolidated School District No. 34 Glenview, GO, 4.00%, 12/01/2029	2,000	2,071
Cook County High School District No. 214 Arlington Heights, GO, 4.00%, 12/01/2026	1,910	1,943
Cook County, Community School District No. 97, Oak Park, GO, 4.00%, 01/01/2034	2,000	2,006
Cook County, Community Unit School District No. 401, Elmwood Park, GO, 3.00%, 12/01/2022	500	500
County of Cook,
Series A, GO, 5.00%, 11/15/2025	960	1,003
Series A, GO, AGM, 5.00%, 11/15/2026	1,000	1,057
Series A, GO, 5.00%, 11/15/2026	3,900	4,103
Series A, GO, 5.00%, 11/15/2028	2,300	2,472
Series A, GO, 5.00%, 11/15/2033	250	266
County of Cook Sales Tax Revenue,
Series A, Rev., 5.00%, 11/15/2025	690	719
Series A, Rev., 5.25%, 11/15/2045	2,500	2,620
County of Cook, Sales Tax Revenue, Series A, Rev., 5.00%, 11/15/2038	1,240	1,284
Illinois Development Finance Authority, Waste Management, Inc. Project, Rev., AMT, 0.40%, 11/01/2044 (z)	215	214
Illinois Finance Authority,
Series A, Rev., 4.00%, 07/15/2036	710	670
Series A, Rev., 4.00%, 07/15/2039	3,000	2,768
Series B2, Rev., 5.00%, 05/15/2050 (z)	2,550	2,648
Illinois Finance Authority, Acero Charter Schools, Inc., Rev., 4.00%, 10/01/2042 (e)	500	387
Illinois Finance Authority, Advocate Health Care Network Project, Rev., 4.00%, 11/01/2030	2,600	2,618
Illinois Finance Authority, American Water Capital Corp. Project, Rev., 0.70%, 05/01/2040 (z)	895	870
Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago, Rev., 5.00%, 08/15/2035	500	509
Illinois Finance Authority, Ascension Health Credit, Series C, Rev., 5.00%, 02/15/2036	1,355	1,386
Illinois Finance Authority, Centegra Health System, Series A, Rev., 5.00%, 09/01/2025 (p)	130	134

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Green Bond, Rev., 4.00%, 07/01/2038	4,160	3,946
Illinois Finance Authority, Green Bonds,
Rev., 4.00%, 01/01/2033	8,190	8,141
Rev., 4.00%, 07/01/2040	1,500	1,401
Illinois Finance Authority, Health Services Facility Lease Revenue, Provident Group UIC Surgery,
Rev., 4.00%, 10/01/2040	1,750	1,458
Rev., 5.00%, 10/01/2032	750	760
Rev., 5.00%, 10/01/2034	125	126
Illinois Finance Authority, Illinois State Clean Water Initiative, Green Bond, Rev., 5.00%, 01/01/2028	100	108
Illinois Finance Authority, Mercy Health Corp., Rev., 5.00%, 12/01/2040	1,080	1,065
Illinois Finance Authority, Northshore University Health System, Rev., 5.00%, 08/15/2035	1,500	1,563
Illinois Finance Authority, OSF Healthcare System,
Rev., 4.00%, 05/15/2050	1,000	833
Series A, Rev., 5.00%, 11/15/2045	10,900	10,735
Series B1, Rev., 5.00%, 05/15/2050 (z)	2,250	2,291
Illinois Finance Authority, Plymouth Place, Inc., Rev., 5.00%, 05/15/2041	400	349
Illinois Finance Authority, Presbyterian Homes, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 3.16%, 05/01/2042 (aa)	180	174
Illinois Finance Authority, Southern Illinois Healthcare, Rev., 5.00%, 03/01/2031	2,135	2,193
Illinois Finance Authority, Swedish Covenant Hospital,
Rev., 5.00%, 08/15/2032 (p)	4,000	4,238
Series A, Rev., 5.00%, 08/15/2026 (p)	1,690	1,790
Illinois Finance Authority, The Carle Foundation,
Series A, Rev., 5.00%, 08/15/2031	2,530	2,717
Series B, Rev., 5.00%, 08/15/2053 (z)	285	303
Illinois Finance Authority, University of Chicago,
Series A, Rev., 5.00%, 10/01/2028	3,000	3,273
Series A, Rev., 5.00%, 10/01/2034	1,750	1,907
Series A, Rev., 5.00%, 10/01/2035	1,400	1,524
Illinois Housing Development Authority,
Series C, Rev., FHA, 0.80%, 07/01/2026	270	243
Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.75%, 04/01/2050	1,490	1,457
Illinois Housing Development Authority, Concord Commons, Rev., 0.25%, 02/01/2024 (z)	1,200	1,184
Illinois Housing Development Authority, Social Bonds,
Series A, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	4,150	3,942
Series B, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	440	416
Illinois Sports Facilities Authority (The), State Tax Supported,
Rev., 5.00%, 06/15/2030	500	497
Rev., AGM, 5.25%, 06/15/2031	225	230
Illinois State Toll Highway Authority,
Series A, Rev., 5.00%, 01/01/2041	3,300	3,412
Series A, Rev., 5.00%, 01/01/2044	1,580	1,613
Series B, Rev., 5.00%, 01/01/2029	100	104
Series C, Rev., 5.00%, 01/01/2023	250	251
Series A, Rev., 5.00%, 01/01/2028	185	193

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Illinois State Toll Highway Authority, Senior,
Series A, Rev., 5.00%, 12/01/2031	5,115	5,323
Series B, Rev., 5.00%, 01/01/2028	4,000	4,305
Series B, Rev., 5.00%, 01/01/2041	2,190	2,248
Illinois State Toll Highway Authority, Toll Highway Revenue,
Series A, Rev., 5.00%, 01/01/2036	1,000	1,066
Series A, Rev., 5.00%, 01/01/2037	1,555	1,634
Illinois State University, Auxiliary Facilities System, Series A, Rev., AGM, 5.00%, 04/01/2023	500	504
Macon County, School District No. 61 Decatur,
GO, AGM, 4.00%, 01/01/2040	1,420	1,325
GO, AGM, 4.00%, 01/01/2045	3,000	2,703
Metropolitan Pier & Exposition Authority, Rev., NATL, Zero Coupon, 12/15/2034	500	267
Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion, Rev., 5.00%, 06/15/2042	2,500	2,404
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick, Rev., NATL, Zero Coupon, 12/15/2035	500	252
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick,
Rev., NATL, Zero Coupon, 06/15/2037	500	230
Rev., AGM, Zero Coupon, 06/15/2044	500	162
Metropolitan Pier & Exposition Authority, Capital Appreciation,McCormick, Series B, Rev., AGM, Zero Coupon, 06/15/2027	660	541
Metropolitan Pier & Exposition Authority, McCormick Place Expansion,
Rev., 3.00%, 06/15/2025	150	145
Rev., 4.00%, 12/15/2042	4,990	4,067
Metropolitan Water Reclamation District of Greater Chicago, Green Bonds, Series E, GO, 5.00%, 12/01/2036	2,065	2,137
Northern Illinois University, Board of Trustees Auxiliary Facilities, Rev., BAM, 4.00%, 10/01/2033	1,000	937
Railsplitter Tobacco Settlement Authority, Rev., 5.00%, 06/01/2023	130	131
Regional Transportation Authority, Series A, Rev., NATL, 6.00%, 07/01/2025	25	27
Sales Tax Securitization Corp., Second Lien, Series A, Rev., BAM, 5.00%, 01/01/2037	750	781
Southern Illinois University, Housing, Rev., BAM, 5.00%, 04/01/2032	650	672
Southwestern Illinois Development Authority, Southwestern Il Flood Prevention, Rev., 4.00%, 10/15/2035	1,215	1,146
State of Illinois,
GO, 4.00%, 06/01/2036	485	426
GO, 5.00%, 07/01/2023	85	86
GO, 5.00%, 01/01/2028	6,810	6,910
GO, 5.00%, 02/01/2028	3,000	3,057
GO, 5.00%, 01/01/2029	2,085	2,111
GO, 5.00%, 02/01/2029	1,000	1,016
GO, 5.25%, 02/01/2030	2,000	2,026
GO, 5.50%, 05/01/2030	2,000	2,111
GO, 5.50%, 07/01/2038	1,000	1,002
Series A, GO, 4.00%, 03/01/2041	250	208
Series A, GO, 5.00%, 10/01/2023	300	303
Series A, GO, 5.00%, 03/01/2024	80	81

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Series A, GO, 5.00%, 11/01/2026	1,360	1,385
Series A, GO, 5.00%, 03/01/2027	2,355	2,402
Series A, GO, 5.00%, 03/01/2028	2,500	2,558
Series A, GO, 5.00%, 03/01/2030	1,000	1,024
Series A, GO, 5.00%, 03/01/2046	1,000	946
Series A, GO, 5.50%, 03/01/2042	4,190	4,240
Series B, GO, 5.00%, 10/01/2029	1,000	1,024
Series B, GO, 5.00%, 10/01/2031	5,000	5,089
Series B, GO, 5.50%, 05/01/2039	250	254
Series C, GO, 5.00%, 11/01/2029	2,900	2,953
Series C, GO, 5.25%, 10/01/2047 (w)	3,000	2,919
Series D, GO, 5.00%, 11/01/2024	1,000	1,017
Series D, GO, 5.00%, 11/01/2026	1,980	2,017
Series D, GO, 5.00%, 11/01/2027	6,080	6,215
Series D, GO, 5.00%, 11/01/2028	2,500	2,548
State of Illinois Sales Tax Revenue, Series A, Rev., BAM, 4.00%, 06/15/2029	2,250	2,252
State of Illinois Sales Tax Revenue, Junior Obligation, Series A, Rev., BAM, 4.00%, 06/15/2031	1,500	1,483
State of Illinois, Build America Bonds,
GO, 6.90%, 03/01/2035	1,000	1,039
GO, 7.35%, 07/01/2035	3,714	3,940
University of Illinois, Auxiliary Facilities System, Series A, Rev., 5.00%, 04/01/2025	140	143
Village of Rosemont, Series A, GO, BAM, 5.00%, 12/01/2042	10,000	10,580
Will County Community Unit School District No. 209-U Wilmington, GO, AGM, 5.50%, 02/01/2038	1,195	1,291
Will Grundy Etc. Counties Community College District No. 525, Alternative Revenue Source, Series B, GO, 5.50%, 06/01/2031 (p)	3,375	3,465

		292,148

Indiana — 2.5%
City of Fishers Sewage Works Revenue, Rev., BAM, 4.00%, 07/01/2047	1,000	883
City of Franklin, Otterbein Homes, Series B, Rev., 5.00%, 07/01/2023	115	116
City of Kokomo, KHA RAD I Apartments, Rev., HUD, 0.56%, 02/01/2025 (z)	2,175	2,077
City of Mount Vernon, Southern Industry Gas And Electric Company, Rev., AMT, 0.88%, 09/01/2055 (z)	250	244
City of Rockport, Industry Pollution Control, Michigan Power Company Project, Rev., 2.75%, 06/01/2025	100	97
City of Whiting, BP Products North America, Inc. Project, Rev., AMT, 5.00%, 11/01/2047 (z)	5,000	5,086
City of Whiting, Whiting Industry Environmental Facilities, Bp Products North America, Inc., Series A, Rev., AMT, 5.00%, 03/01/2046 (z)	1,585	1,591
Evansville Waterworks District, Series A, Rev., BAM, 5.00%, 07/01/2042	925	965
Indiana Development Finance Authority, Waste Management, Inc. Project, Rev., AMT, 0.40%, 10/01/2031 (w) (z)	660	660
Indiana Finance Authority, Citizens Water Westfield Project, Series A, Rev., 4.00%, 10/01/2048	1,500	1,322
Indiana Finance Authority, Community Health Network, Series A, Rev., 5.00%, 05/01/2042 (p)	55	56
Indiana Finance Authority, CWA Authority Project, Green Bonds, Rev., 5.00%, 10/01/2031	500	551

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, DePauw University Project, Series A, Rev., 5.00%, 07/01/2047	8,000	7,902
Indiana Finance Authority, Duke Energy Indian, Rev., AMT, 4.50%, 05/01/2035 (z)	2,500	2,425
Indiana Finance Authority, Duke Energy Industry Project, Series A4, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 2.85%, 10/03/2022 (z)	2,500	2,500
Indiana Finance Authority, First Lien, CWA Authority Project, Rev., 5.00%, 10/01/2023	45	46
Indiana Finance Authority, Indiana University Health, Series C, Rev., 5.00%, 12/01/2022	250	251
Indiana Finance Authority, Indianapolis Power,
Series A, Rev., 0.75%, 12/01/2038 (z)	4,875	4,089
Series B, Rev., AMT, 0.95%, 12/01/2038 (z)	7,025	5,957
Indiana Finance Authority, Marion General Hospital, Series A, Rev., 4.00%, 07/01/2040	5,060	4,484
Indiana Finance Authority, Ohio Valley Electric Corp. Project,
Series A, Rev., 4.25%, 11/01/2030	2,000	1,918
Series B, Rev., 2.50%, 11/01/2030	1,000	845
Indiana Finance Authority, Private Activity Ohio River Bridge, Rev., AMT, 5.00%, 07/01/2035 (p)	2,000	2,022
Indiana Finance Authority, Private Activity Ohio River Bridges Project, Rev., AMT, 5.00%, 07/01/2044 (p)	10,000	10,109
Indiana Finance Authority, Private Activity, Ohio River Bridges, Rev., AMT, 5.00%, 07/01/2048 (p)	2,435	2,462
Indiana Finance Authority, Second Lien, CWA Authority Project,
Rev., 5.00%, 10/01/2034	2,000	2,160
Rev., 5.00%, 10/01/2035	3,000	3,230
Indiana Finance Authority, United States Steel Corp., Series A, Rev., 4.13%, 12/01/2026	145	140
Indiana Finance Authority, University of Evansville, Rev., 5.25%, 09/01/2037	1,150	1,089
Indiana Finance Authority, Valley Electric Corporation Project, Series B, Rev., 3.00%, 11/01/2030	1,000	875
Indiana Finance Authority, Valparaiso University Project, Rev., 4.00%, 10/01/2034	1,315	1,201
Indiana Health Facility Financing Authority, Ascension Health Substitute Credit Group, Series A, Rev., 4.00%, 11/01/2023	85	86
Indiana Housing & Community Development Authority, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	850	808
Indiana Housing & Community Development Authority, RD Moving Forward Justus Project, Rev., 0.33%, 06/01/2024 (z)	135	132
Indiana Housing & Community Development Authority, Social Bonds,
Series A, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2052	1,000	932
Series C1, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 01/01/2052	45	42
Indiana Municipal Power Agency, Series A, Rev., 5.00%, 01/01/2029	400	430
Indianapolis Local Public Improvement Bond Bank,
Series A, Rev., AGM, 4.00%, 06/01/2036	5,000	4,580
Series A, Rev., AGM, 4.00%, 06/01/2041	9,000	8,004
Series A, Rev., 5.00%, 06/01/2024	15	15
Series A, Rev., 5.00%, 06/01/2025	500	517
Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series A1, Rev., AMT, 5.00%, 01/01/2028	200	206
Indianapolis Local Public Improvement Bond Bank, CityWay 1 Project, Series B, Rev., 5.00%, 02/01/2024	175	179
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport, Rev., AMT, 5.00%, 01/01/2029	2,855	2,983

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Indiana — continued
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority,
Series D, Rev., AMT, 5.00%, 01/01/2029	3,000	3,029
Series D, Rev., AMT, 5.00%, 01/01/2030	2,000	2,017
Series D, Rev., AMT, 5.00%, 01/01/2031	4,000	4,026
Series D, Rev., AMT, 5.00%, 01/01/2032	4,500	4,525
Series D, Rev., AMT, 5.00%, 01/01/2033	3,500	3,515
Series I, Rev., AMT, 5.00%, 01/01/2032	4,885	4,934
Series I, Rev., AMT, 5.00%, 01/01/2033	5,000	5,039
Indianapolis Local Public Improvement Bond Bank, Metropolitan Thoroughfare District, Series D, Rev., 4.00%, 01/01/2041	10,000	9,100
Purdue University, Series A, Rev., 5.00%, 07/01/2027	1,500	1,610
Southwest Allen Multi School Building Corp., 1st Mortgage, Rev., 5.00%, 01/15/2030	1,200	1,290
Tippecanoe School Corp., GO, 4.00%, 07/15/2023	1,080	1,087

		126,439

Iowa — 0.7%
Clinton Community School District,
GO, AGM, 5.00%, 06/01/2024	1,425	1,464
GO, AGM, 5.00%, 06/01/2026	1,290	1,357
Iowa Finance Authority,
Series A, Rev., 5.00%, 08/01/2034	1,030	1,137
Series D, Rev., GNMA/FNMA/FHLMC, 3.50%, 01/01/2049	330	318
Iowa Finance Authority, Iowa Fertilizer Company Project,
Rev., 5.00%, 12/01/2050	2,800	2,463
Rev., 4.00%, 12/01/2050 (z)	5,905	5,356
Iowa Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2047	2,020	1,915
Iowa Tobacco Settlement Authority, Subordinate,
Series B1, Rev., 4.00%, 06/01/2049	7,750	6,854
Series B, Rev., Zero Coupon, 06/01/2065	15,345	1,367
PEFA, Inc., Rev., 5.00%, 09/01/2049 (z)	2,745	2,787
Sioux City Community School District, Rev., BAM, 3.00%, 10/01/2025	3,625	3,520
Southeast Polk Community School District, Series A, GO, 5.00%, 05/01/2028	5,185	5,619

		34,157

Kansas — 0.3%
City of Manhattan, Meadowlark Hills, Series A, Rev., 4.00%, 06/01/2036	1,000	829
University of Kansas Hospital Authority, University Kansas Health System, Rev., 5.00%, 03/01/2047 (p)	3,865	4,131
University of Kansas Hospital Authority, Unrefunded University Kansas Health System, Rev., 5.00%, 03/01/2047	7,350	7,420
Wyandotte County Unified School District No. 203 Piper,
Series A, GO, AGM, 5.00%, 09/01/2040	900	968
Series A, GO, AGM, 5.25%, 09/01/2052	1,000	1,076

		14,424

Kentucky — 1.1%
City of Henderson, Pratt Paper LLC Project, Rev., AMT, 4.45%, 01/01/2042 (e)	1,685	1,523
County of Carroll, Utilities Company Project, Rev., AMT, 2.00%, 02/01/2032	8,620	6,736

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Kentucky — continued
County of Trimble, Louisville Gas & Electric, Rev., 0.63%, 09/01/2026	605	505
County of Trimble, Louisville Gas & Electricity, Rev., AMT, 1.35%, 11/01/2027	8,100	6,836
County of Trimble, Louisville Gas And Electric Company, Rev., AMT, 1.30%, 09/01/2044 (z)	1,000	809
Kentucky Bond Development Corp., Centre College, Rev., 4.00%, 06/01/2040	420	356
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc.,
Series B, Rev., NATL, Zero Coupon, 10/01/2026	3,930	3,324
Series B, Rev., NATL, Zero Coupon, 10/01/2027	1,995	1,613
Kentucky Housing Corp., Cambridge Square Project, Rev., 0.30%, 08/01/2024 (z)	575	547
Kentucky Housing Corp., New Hope Properties Portfolio, Rev., HUD, 0.41%, 04/01/2024 (z)	275	262
Kentucky Public Energy Authority,
Series A1, Rev., 4.00%, 08/01/2052 (z)	2,000	1,902
Series A2, Rev., (ICE LIBOR USD 1 Month * 0.67 + 1.12%), 2.84%, 12/01/2049 (aa)	1,000	976
Series A2, Rev., (United States SOFR * 0.67 + 1.20%), 3.18%, 08/01/2052 (aa)	2,500	2,250
Series C, Rev., 4.00%, 02/01/2050 (z)	5,000	4,865
Kentucky Public Energy Authority, Gas Supply, Series B, Rev., 4.00%, 01/01/2049 (z)	12,885	12,838
Kentucky State University, Kentucky State University Project,
COP, BAM, 4.00%, 11/01/2033	145	146
COP, BAM, 4.00%, 11/01/2035	135	133
COP, BAM, 4.00%, 11/01/2036	155	151
COP, BAM, 4.00%, 11/01/2038	650	617
Louisville and Jefferson County Metropolitan Government, Louisville Gas And Electric Co. Project, Series A, Rev., 0.90%, 09/01/2026	2,750	2,367
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2031	670	684
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric, Rev., 2.00%, 10/01/2033	1,000	739
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric Co. Project, Rev., AMT, 1.35%, 11/01/2027	2,000	1,674
Louisville/Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 4.00%, 10/01/2034	125	117
Louisville/Jefferson County Metropolitan Government, UofL Health Project, Series A, Rev., 5.00%, 05/15/2047	3,180	3,128

		55,098

Louisiana — 1.2%
City of Alexandria, Utilities Revenue, Series A, Rev., 5.00%, 05/01/2038 (p)	2,000	2,022
City of Shreveport, Water & Sewer Improvement, GO, 5.00%, 09/01/2032 (p)	4,390	4,514
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Sales Tax, Rev., AGM, 5.00%, 08/01/2027	1,400	1,490
East Baton Rouge Sewerage Commission, Series A, Rev., 1.30%, 02/01/2041 (z)	4,500	3,741
Lakeshore Villages Master Community Development District, Parish of St. Tammany, Special Assessment, 3.20%, 06/01/2041 (e)	630	476
Louisiana Housing Corp., Hollywood Acres And Hollywood Heights Projects, Rev., 0.55%, 12/01/2023	165	159
Louisiana Housing Corp., Mabry Place Townhouse Project, Rev., 0.31%, 08/01/2024 (z)	1,955	1,896
Louisiana Housing Corp., Social Bonds Home Ownership Project, Rev., GNMA/FNMA/FHLMC, 5.00%, 06/01/2052	1,250	1,273

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Louisiana — continued
Louisiana Local Government Environmental Facilities & Community Development Authority, Entergy Louisiana LLC Project,
Rev., 2.00%, 06/01/2030	2,755	2,279
Rev., 2.50%, 04/01/2036	1,000	746
Louisiana Public Facilities Authority, Loyola University Project, Rev., 4.00%, 10/01/2038	2,560	2,228
Louisiana Public Facilities Authority, Ochsner Clinic Foundation, Series B, Rev., 5.00%, 05/15/2050 (z)	1,100	1,132
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.00%, 05/15/2042	1,480	1,465
New Orleans Aviation Board,
Series B, Rev., AMT, 5.00%, 01/01/2040	4,500	4,500
Series B, Rev., AMT, 5.00%, 01/01/2045	4,000	3,925
New Orleans Aviation Board, General Airport, Series D2, Rev., AMT, 5.00%, 01/01/2033	1,100	1,115
New Orleans Aviation Board, General Airport North Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2038	1,000	1,003
Series B, Rev., AMT, 5.00%, 01/01/2048	5,000	4,888
Parish of St. John the Baptist, Marathon Oil Corp. Project, Series B1, Rev., 2.13%, 06/01/2037 (z)	875	853
Port New Orleans Board of Commissioners, Series E, Rev., AMT, 5.00%, 04/01/2039	1,170	1,167
St. Tammany Parish Hospital Service District No. 1,
Series A, Rev., 5.00%, 07/01/2032	1,615	1,664
Series A, Rev., 5.00%, 07/01/2034	1,655	1,694
State of Louisiana, Series A, GO, 5.00%, 03/01/2037	9,555	10,207
State of Louisiana Gasoline & Fuels Tax Revenue, Second Lien,
Series A, Rev., 0.60%, 05/01/2043 (z)	4,135	4,046
Series A, Rev., (United States SOFR * 0.70 + 0.50%), 2.57%, 05/01/2043 (aa)	1,135	1,092
Series D, Rev., 0.60%, 05/01/2043 (z)	1,605	1,571
Tobacco Settlement Financing Corp., Asset Backed, Series A, Rev., 5.00%, 05/15/2023	125	126

		61,272

Maine — 0.2%
Finance Authority of Maine, Supplemental Educational Loan Program,
Series A1, Rev., AGM, AMT, 2.38%, 12/01/2033	705	565
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2023	165	168
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2024	75	77
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2025	85	88
Maine Health & Higher Educational Facilities Authority,
Series A, Rev., AGM, 5.00%, 07/01/2030	50	54
Series A, Rev., AGM, 5.00%, 07/01/2031	295	318
Series A, Rev., AGM, 5.00%, 07/01/2032	315	333
Maine State Housing Authority, Social Bonds, Series D, Rev., 3.00%, 11/15/2051	995	936
Maine Turnpike Authority,
Rev., 4.00%, 07/01/2045	9,000	8,111
Rev., 5.00%, 07/01/2031	400	440
Rev., 5.00%, 07/01/2033	1,155	1,257

		12,347

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Maryland — 1.6%
City of Baltimore, Water Project, Series A, Rev., 5.00%, 07/01/2050	3,200	3,298
City of Brunswick, Brunswick Crossing Special Tax, Special Tax, 4.00%, 07/01/2029	500	479
County of Baltimore, Series 83, GO, 5.00%, 03/01/2024	50	51
County of Frederick, Public Facilities Project, Series A, GO, 5.00%, 10/01/2022	4,995	4,995
County of Howard, Metropolitan District, Series E, GO, 5.00%, 02/15/2027	1,850	1,986
County of Montgomery, Series B, GO, 4.00%, 11/01/2028	1,500	1,555
County of Prince George’s, Series A, GO, 5.00%, 07/01/2029	1,250	1,384
County of Prince George’s, Behavioral Health Facility,
COP, 5.00%, 10/01/2022	70	70
COP, 5.00%, 10/01/2023	650	662
County of Prince George’s, Chesapeake Lighthouse Obligations, Series A, Rev., 6.50%, 08/01/2035 (e)	750	768
County of Prince George’s, Public Improvement, Series A, GO, 4.00%, 07/15/2032	5,000	5,118
Maryland Community Development Administration,
Series B, Rev., 3.00%, 09/01/2051	155	146
Series D, Rev., 3.25%, 09/01/2050	2,660	2,556
Maryland Community Development Administration, Residential, Series B, Rev., AMT, 4.50%, 09/01/2048	1,680	1,674
Maryland Community Development Administration, Social Bonds, Series C, Rev., 3.00%, 09/01/2051	2,516	2,368
Maryland Economic Development Corp., Green Bond, Purple Line, Rev., AMT, 5.25%, 06/30/2047	1,300	1,300
Maryland Economic Development Corp., Morgan State University Project, Rev., 4.00%, 07/01/2040	665	552
Maryland Economic Development Corp., Port Covington Project,
Tax Allocation, 3.25%, 09/01/2030	1,405	1,238
Tax Allocation, 4.00%, 09/01/2040	1,280	1,076
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare,
Rev., 4.00%, 01/01/2038	2,020	1,796
Rev., 5.00%, 01/01/2025	470	478
Rev., 5.00%, 01/01/2036	4,580	4,549
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Rev., 4.00%, 07/01/2041	2,315	2,067
Maryland Health & Higher Educational Facilities Authority, Medstar Health Issue, Series A, Rev., 5.00%, 05/15/2042	3,000	3,020
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Rev., 5.00%, 07/01/2028	1,300	1,324
Maryland Stadium Authority Built to Learn Revenue,
Rev., 4.00%, 06/01/2035	2,000	1,905
Rev., 4.00%, 06/01/2036	2,125	2,013
Series A, Rev., 5.00%, 06/01/2033	1,375	1,495
State of Maryland Department of Transportation, Baltimore Washington International,
Rev., AMT, 4.00%, 08/01/2037	865	781
Rev., AMT, 4.00%, 08/01/2038	965	860
Rev., AMT, 4.00%, 08/01/2039	1,160	1,028
State of Maryland, Group 1, Series A, GO, 5.00%, 08/01/2028	1,500	1,643
State of Maryland, Local Facilities Loan, Series A, GO, 5.00%, 08/01/2028	7,000	7,667
State of Maryland, State & Local Facilities Loan of 2022, GO, 5.00%, 06/01/2033	1,000	1,127

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Maryland — continued
State of Maryland, State and Local Facilities Loan, Series A, GO, 5.00%, 06/01/2036	1,500	1,665
Tender Option Bond Trust Receipts/Certificates, Series 2018-XF0605, Rev., LIQ: Bank of America NA, 0.00%, 05/01/2047 (e) (z)	3,300	3,300
Washington Suburban Sanitary Commission,
Rev., CNTY GTD, 5.00%, 06/01/2029	3,000	3,319
Series A, Rev., CNTY GTD, BAN, VRDO, 2.55%, 10/07/2022 (z)	3,100	3,100
Washington Suburban Sanitary Commission, Consolidated Public Improvement, Rev., CNTY GTD, 5.00%, 06/01/2029	1,500	1,640
Washington Suburban Sanitary Commission, Consolidated Public Improvement Bonds, Rev., CNTY GTD, 5.00%, 06/01/2033	3,000	3,229

		79,282

Massachusetts — 1.5%
Commonwealth of Massachusetts,
Rev., NATL, 5.50%, 01/01/2034	1,000	1,130
Series A, GO, 5.00%, 06/01/2044 (z)	1,500	1,518
Series B, GO, 5.00%, 11/01/2024	3,000	3,110
Commonwealth of Massachusetts Transportation Fund Revenue, Rail Enhancement Project, Series B, Rev., 5.00%, 06/01/2025	375	392
Massachusetts Development Finance Agency,
Series A1, Rev., 5.00%, 07/01/2050 (z)	5,000	5,343
Series B, Rev., 0.25%, 07/01/2024 (z)	370	360
Massachusetts Development Finance Agency, Green Bond, Boston Medical Center, Rev., 5.00%, 07/01/2044	1,000	972
Massachusetts Development Finance Agency, Harvard University Issue, Series A, Rev., 5.00%, 10/15/2030	1,000	1,124
Massachusetts Development Finance Agency, Lahey Health System, Series F, Rev., 5.00%, 08/15/2045	10,000	9,916
Massachusetts Development Finance Agency, Milford Regional Medical Center, Rev., 5.00%, 07/15/2046 (e)	1,000	883
Massachusetts Development Finance Agency, Northeastern University Issue, Rev., 5.00%, 10/01/2044	2,000	2,064
Massachusetts Development Finance Agency, Partners Healthcare System, Rev., (SIFMA Municipal Swap Index + 0.60%), 3.06%, 07/01/2049 (e) (aa)	100	99
Massachusetts Development Finance Agency, Suffolk University Project, Rev., 4.00%, 07/01/2051	1,250	991
Massachusetts Educational Financing Authority,
Series B, Rev., AMT, 2.63%, 07/01/2036	1,010	878
Series B, Rev., AMT, 5.00%, 07/01/2023	250	253
Series B, Rev., AMT, 5.00%, 07/01/2024	615	629
Series I, Rev., AMT, 5.00%, 01/01/2025	3,000	3,078
Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds, Rev., AMT, 2.00%, 07/01/2037	180	140
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 3.63%, 07/01/2038	1,030	891
Massachusetts Health & Educational Facilities Authority, Massachusetts Institute Technology, Series J2, Rev., VRDO, 2.50%, 10/07/2022 (z)	4,015	4,015
Massachusetts Housing Finance Agency, Social Bond,
Series 220, Rev., GNMA/FNMA/FHLMC, 3.00%, 12/01/2050	3,395	3,233
Series 220, Rev., GNMA/FNMA/FHLMC, 5.00%, 12/01/2023	500	509

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Housing Finance Agency, Social Bonds, Series 223, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2047	1,040	984
Massachusetts Housing Finance Agency, Sustainability Bond, Series B2, Rev., 0.75%, 06/01/2025	115	105
Massachusetts Housing Finance Agency, Sustainability Bonds,
Series A2, Rev., HUD, 0.30%, 12/01/2023	105	101
Series A2, Rev., HUD, 0.40%, 06/01/2024	140	132
Massachusetts Port Authority,
Series A, Rev., 5.00%, 07/01/2037	1,000	1,079
Series E, Rev., AMT, 5.00%, 07/01/2031	1,495	1,583
Series E, Rev., AMT, 5.00%, 07/01/2032	2,000	2,101
Massachusetts Port Authority, Green Bonds,
Series A, Rev., AMT, 5.00%, 07/01/2031	925	979
Series A, Rev., AMT, 5.00%, 07/01/2038	2,580	2,649
Series A, Rev., AMT, 5.00%, 07/01/2040	3,500	3,576
Massachusetts School Building Authority, Sales Tax, Series A, Rev., 5.00%, 11/15/2027	1,105	1,165
Massachusetts School Building Authority, Subordinated, Series A, Rev., 5.00%, 02/15/2036 (p)	7,190	7,363
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Subordinated, Contract, Rev., 5.00%, 01/01/2039 (z)	3,725	3,737
Massachusetts Water Resources Authority, Green Bond, Series B, Rev., 5.00%, 08/01/2026	1,000	1,064
University of Massachusetts Building Authority, Series 2021, Rev., 5.00%, 11/01/2026	5,000	5,345

		73,491

Michigan — 1.6%
City of Detroit Sewage Disposal System Revenue, Floating Rate Notes Refunding System Libor D, Rev., AGM, (ICE LIBOR USD 3 Month * 0.67 + 0.60%), 2.09%, 07/01/2032 (aa)	1,000	974
City of Detroit, Social Bonds,
Series A, GO, 4.00%, 04/01/2041	500	403
Series A, GO, 5.00%, 04/01/2039	115	112
Series A, GO, 5.00%, 04/01/2046	35	33
Series A, GO, 5.00%, 04/01/2050	30	28
Gerald R Ford International Airport Authority,
Rev., CNTY GTD, AMT, 5.00%, 01/01/2026	225	236
Rev., CNTY GTD, AMT, 5.00%, 01/01/2027	350	370
Rev., CNTY GTD, AMT, 5.00%, 01/01/2028	275	293
Rev., CNTY GTD, AMT, 5.00%, 01/01/2029	600	640
Rev., CNTY GTD, AMT, 5.00%, 01/01/2034	1,140	1,214
Rev., CNTY GTD, AMT, 5.00%, 01/01/2038	1,300	1,360
Rev., CNTY GTD, AMT, 5.00%, 01/01/2039	1,000	1,044
Rev., CNTY GTD, AMT, 5.00%, 01/01/2040	1,125	1,170
Great Lakes Water Authority Water Supply System Revenue, Taxable Senior Lien, Series C, Rev., 2.19%, 07/01/2027	3,000	2,701
Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C, Rev., 5.00%, 07/01/2032	75	79
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B, Rev., 5.00%, 07/01/2030	3,200	3,369
L’Anse Creuse Public Schools, GO, Q-SBLF, 5.00%, 05/01/2029 (p)	2,405	2,507
Michigan Finance Authority,
Rev., 5.00%, 11/15/2023	1,375	1,397
Rev., 5.00%, 11/15/2045	5,000	4,972

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — continued
Michigan Finance Authority, Aquinas College Project,
Rev., 5.00%, 05/01/2036	300	267
Rev., 5.00%, 05/01/2046	2,000	1,649
Michigan Finance Authority, Beaumont Spectrum,
Rev., 4.00%, 04/15/2042	2,500	2,242
Rev., 5.00%, 04/15/2030	3,000	3,282
Michigan Finance Authority, Che Trinity Health, Rev., 4.00%, 12/01/2040 (p)	95	99
Michigan Finance Authority, Henry Ford Health System, Series A, Rev., 5.00%, 11/15/2048	5,000	4,971
Michigan Finance Authority, Higher Educational Facilities Authority,
Rev., 5.00%, 09/01/2032	690	725
Rev., 5.00%, 09/01/2033	800	837
Rev., 5.00%, 09/01/2034	570	594
Rev., 5.00%, 09/01/2035	1,200	1,248
Michigan Finance Authority, Holland Community Hospital, Series A, Rev., 5.00%, 01/01/2040	1,980	1,976
Michigan Finance Authority, Multi Modal McLaren Health Care, Rev., 4.00%, 02/15/2050	2,500	2,101
Michigan Finance Authority, Trinity Health Credit Group, Rev., 5.00%, 12/01/2036	1,000	1,045
Michigan State Building Authority,
Series I, Rev., 5.00%, 10/15/2027	2,500	2,684
Series I, Rev., 5.00%, 10/15/2029	1,750	1,919
Michigan State Building Authority, Multi Modal Facilities Program, Rev., VRDO, 2.52%, 10/07/2022 (z)	3,500	3,500
Michigan State Hospital Finance Authority, Hospital Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2027	100	107
Michigan State Hospital Finance Authority, Refunding and Project Ascension Health Senior Credit Group, Rev., 4.00%, 11/15/2047 (z)	1,000	1,003
Michigan State Housing Development Authority,
Series A, Rev., 0.55%, 04/01/2025	375	346
Series C, Rev., 3.00%, 06/01/2051	2,570	2,447
Michigan State Housing Development Authority, Carpenter Place Apartments, Rev., HUD, 1.25%, 12/01/2024 (z)	495	481
Michigan State Housing Development Authority, Social Bond,
Series A, Rev., 3.00%, 06/01/2052	3,400	3,210
Series A, Rev., 5.00%, 06/01/2053	2,480	2,526
Michigan State University,
Series A, Rev., 5.00%, 08/15/2029	2,000	2,190
Series A, Rev., 5.00%, 08/15/2038	250	253
Series C, Rev., 4.00%, 02/15/2039	2,000	1,891
Michigan Strategic Fund, Consumers Energy Co. Project, Rev., AMT, 0.88%, 04/01/2035 (z)	1,620	1,436
Michigan Strategic Fund, Detroit Edison Co. Exempt, Rev., 1.35%, 08/01/2029	3,450	2,773
Michigan Strategic Fund, Detroit Edison Company, Rev., 1.45%, 09/01/2030	810	641
Michigan Strategic Fund, Green Bond Recycling, Rev., AMT, 4.00%, 10/01/2061 (z)	1,685	1,622
State of Michigan Trunk Line Revenue, State Trunk Line Fund Bonds, Rev., 5.00%, 11/15/2022	1,195	1,198
State of Michigan, Environmental Program Bonds, Series A, GO, 5.00%, 05/15/2030	400	447
Wayne County Airport Authority, Series F, Rev., AMT, 5.00%, 12/01/2034	1,470	1,481
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Series B, Rev., BAM, 5.00%, 12/01/2039	3,000	3,044

		79,137

Minnesota — 1.0%
County of Hennepin,
Series A, GO, 5.00%, 12/01/2022	2,300	2,307

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPT	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Minnesota — continued
Series C, GO, 5.00%, 12/15/2032	1,500	1,657
Dakota County Community Development Agency, Aster House Apartments Project, Rev., 0.35%, 06/01/2024 (z)	2,415	2,351
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Series A, Rev., 5.00%, 11/15/2047	9,000	8,889
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hope Community Academy Project, Series A, Rev., 5.00%, 12/01/2043	1,000	818
Minneapolis St. Paul Metropolitan Airports Commission, Subordinate,
Series B, Rev., AMT, 5.00%, 01/01/2034	1,345	1,386
Series B, Rev., AMT, 5.25%, 01/01/2047	1,845	1,868
Minnesota Housing Finance Agency,
Series B, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	785	744
Series C, Rev., 5.00%, 08/01/2032	2,365	2,592
Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 01/01/2052	1,060	1,002
Series G, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2051	3,490	3,325
Series I, Rev., GNMA/FNMA/FHLMC, 2.80%, 12/01/2047	356	332
Series I, Rev., 3.00%, 01/01/2051	3,600	3,424
Minnesota Housing Finance Agency, Social Bond, Series H, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	105	99
Minnesota Housing Finance Agency, Social Bonds,
Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	1,145	1,074
Series F, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	255	241
Minnesota Housing Finance Agency, State Appropriation Bond Housing, Rev., 5.00%, 08/01/2029	1,245	1,359
Minnesota Municipal Gas Agency, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2052 (z)	4,370	4,349
Minnesota Office of Higher Education, Supplemental Student Loan, Rev., AMT, 4.00%, 11/01/2037	1,580	1,540
Shakopee Independent School District No. 720, Series D, GO, 5.00%, 02/01/2024	3,685	3,767
St. Paul Port Authority, Solid Gerdau St. Paul Steel Mill Project, Rev., AMT, 4.50%, 10/01/2037 (e)	4,500	4,169
State of Minnesota,
Series A, GO, 4.00%, 09/01/2037	690	679
Series A, GO, 5.00%, 08/01/2026	250	266
Series A, GO, 5.00%, 10/01/2029	45	49
Series A, GO, 5.00%, 08/01/2034	2,000	2,155
Series E, GO, 3.00%, 08/01/2026	710	699

		51,141

Mississippi — 0.2%
Mississippi Business Finance Corp., Chevron USA Inc, Rev., VRDO, 2.49%, 10/07/2022 (z)	4,000	4,000
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Rev., 2.38%, 06/01/2044	175	106
Mississippi Development Bank, Hinds County School District Project, Rev., 5.00%, 03/01/2048	1,360	1,392
Mississippi Home Corp., J&A Development Portfolio Project, Series 1, Rev., 0.30%, 02/01/2024 (z)	40	39
Mississippi Home Corp., Social Bond, Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.00%, 12/01/2052	185	189
Mississippi Home Corp., Southwest Village Apartments Project, Rev., HUD, 2.00%, 02/01/2025 (z)	2,970	2,904

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPT	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Mississippi — continued
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Rev., 5.00%, 09/01/2044 (z)	250	257

		8,887

Missouri — 0.9%
Cape Girardeau County Industrial Development Authority, Southeasthealth, Rev., 4.00%, 03/01/2041	870	699
City of St. Charles, Series B, COP, 4.00%, 02/01/2029	515	526
Curators of the University of Missouri (The),
Series A, Rev., 4.00%, 11/01/2034	2,500	2,444
Series A, Rev., 4.00%, 11/01/2035	1,000	974
Health & Educational Facilities Authority of the State of Missouri, Series C, Rev., 5.00%, 05/01/2052 (z)	2,695	2,854
Health & Educational Facilities Authority of the State of Missouri, BJC Health System, Series B, Rev., 4.00%, 05/01/2051 (z)	1,500	1,515
Health & Educational Facilities Authority of the State of Missouri, Capital Region Medical Center, Rev., 5.00%, 11/01/2035	3,400	3,011
Health & Educational Facilities Authority of the State of Missouri, Luke’s Health System, Rev., 4.00%, 11/15/2038	2,000	1,836
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Service Projects, Series A, Rev., 5.00%, 02/01/2029	1,410	1,425
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Rev., 4.00%, 02/01/2034	500	435
Kansas City Industrial Development Authority, Rev., AMT, 5.00%, 03/01/2032	900	925
Kansas City Industrial Development Authority, Kansas City International Airport,
Rev., AMT, 4.00%, 03/01/2036	1,250	1,136
Rev., AMT, 4.00%, 03/01/2040	2,500	2,207
Rev., AMT, 5.00%, 03/01/2029	3,050	3,179
Rev., AMT, 5.00%, 03/01/2038	2,480	2,480
Rev., AMT, 5.00%, 03/01/2046	5,000	4,936
Missouri Development Finance Board, Procter & Gamble Paper Products, Rev., AMT, 5.20%, 03/15/2029	370	404
Missouri Housing Development Commission, First Place Homeownership Loan,
Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 05/01/2052	510	483
Rev., GNMA/FNMA/FHLMC, 3.00%, 05/01/2052	3,230	3,053
Rev., GNMA/FNMA/FHLMC, 3.25%, 11/01/2052	440	418
Series D, Rev., GNMA/FNMA/FHLMC, 3.25%, 05/01/2051	10	10
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Company Project, Series AR, Rev., 2.90%, 09/01/2033	2,000	1,729
Orchard Farm R-V School District,
COP, 4.00%, 04/01/2027 (p)	400	410
COP, 4.00%, 04/01/2028 (p)	410	423
Plaza at Noah’s Ark Community Improvement District, Rev., 3.00%, 05/01/2030	575	500
St Charles County Industrial Development Authority, Hidden Valley Estates, Rev., HUD, 0.27%, 08/01/2025 (z)	1,290	1,244
St Louis Municipal Finance Corp., Convention Center Expansion, Rev., AGM, 5.00%, 10/01/2045	3,215	3,253
State of Missouri, Health & Educational Facilities, Saint Luke’s Health System, Inc., Rev., 5.00%, 11/15/2023	290	295

		42,804

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Montana — 0.1%
Montana Board of Housing,
Rev., 3.00%, 12/01/2050	3,315	3,163
Series A, Rev., 3.00%, 06/01/2052	365	343
Series B2, Rev., AMT, 3.50%, 12/01/2042	440	434
Series B, Rev., 3.00%, 12/01/2051	1,260	1,190
Montana Facility Finance Authority, Rev., 5.00%, 02/15/2033	1,000	1,021
Montana State Board of Regents,
Series G, Rev., 5.00%, 11/15/2031	250	277
Series G, Rev., 5.00%, 11/15/2032	630	692

		7,120

Nebraska — 0.5%
Central Plains Energy Project,
Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2049 (z)	4,000	3,981
Series 1, Rev., 5.00%, 05/01/2053 (z)	3,915	3,919
County of Douglas, Creighton University Project, Rev., (SIFMA Municipal Swap Index + 0.53%), 2.99%, 07/01/2035 (aa)	2,230	2,227
County of Washington, Cargill, Inc. Project, Rev., AMT, 0.90%, 09/01/2030 (z)	350	324
Douglas County Hospital Authority No. 2, Health Facilities Children’s Hospital, Rev., 5.00%, 11/15/2047	3,000	2,980
Douglas County Hospital Authority No. 2, Madonna Rehabilitation Hospital, Rev., 4.00%, 05/15/2033	2,100	1,984
Douglas County, Hospital Authority No. 2, Children’s Hospital Obligated Group, Rev., 5.00%, 11/15/2053 (z)	2,190	2,272
Nebraska Educational Health Cultural & Social Services Finance Authority, Immanuel Obligated Group, Rev., 4.00%, 01/01/2037	1,000	927
Nebraska Public Power District, Series A, Rev., 0.60%, 01/01/2051 (z)	9,000	8,802

		27,416

Nevada — 1.1%
City of Carson City, Carson Tahoe Regional Medical Center, Rev., 5.00%, 09/01/2047	1,000	973
City of Las Vegas Special Improvement District No. 612 Skye Hills, Special Assessment, 3.50%, 06/01/2035	210	166
City of North Las Vegas, GO, BAM, 5.00%, 06/01/2027	2,000	2,131
Clark County School District, Series C, GO, 5.00%, 06/15/2026	1,250	1,319
Clark County School District, Building,
Series A, GO, 5.00%, 06/15/2029	500	539
Series B, GO, AGM-CR, 5.00%, 06/15/2033	3,000	3,200
County of Clark Department of Aviation, Airport Systems, Subordinate, Rev., 5.00%, 07/01/2033	1,010	1,087
County of Clark Department of Aviation, Subordinate, Series B, Rev., AMT, 5.00%, 07/01/2027	6,000	6,214
County of Clark Department of Aviation, System Senior, Series A, Rev., 5.00%, 07/01/2040	2,000	2,032
County of Clark Passenger Facility Charge Revenue, McCarran International,
Rev., 5.00%, 07/01/2029	5,000	5,443
Rev., 5.00%, 07/01/2031	1,950	2,103
Rev., 5.00%, 07/01/2032	2,385	2,554
County of Clark, Detention Center, GO, 4.00%, 06/01/2034	3,335	3,284
County of Clark, Passenger Facility Charge Revenue, Las Vegas McCarran International Airport, Rev., 5.00%, 07/01/2030	1,425	1,547
County of Clark, Southern Ca Edison Company, Rev., 2.10%, 06/01/2031	1,000	803
Las Vegas Convention & Visitors Authority,
Series B, Rev., 5.00%, 07/01/2029	1,345	1,467

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Nevada — continued
Series B, Rev., 5.00%, 07/01/2034	1,275	1,359
Series B, Rev., 5.00%, 07/01/2043	5,150	5,262
Las Vegas Valley Water District, Series A, GO, 5.00%, 06/01/2026	1,500	1,593
Las Vegas Valley Water District, Water Improvement, Series A, GO, 5.00%, 06/01/2046	5,000	5,114
Las Vegas Valley, Water District, Series B, GO, 5.00%, 12/01/2023	70	71
State of Nevada Department of Business & Industry, Brightline West Passenger Rail Project, Rev., AMT, 0.85%, 01/01/2050 (e) (z)	4,500	4,450

		52,711

New Hampshire — 0.2%
New Hampshire Business Finance Authority,
Series 1A, Rev., 4.13%, 01/20/2034	962	891
Series 2022-1, Rev., 4.38%, 09/20/2036	662	603
New Hampshire Business Finance Authority, Caritas Oregon Project, Series A, Rev., 4.13%, 08/15/2040 (e)	2,000	1,632
New Hampshire Business Finance Authority, Saint Luke’s University Health, Rev., 4.00%, 08/15/2036	720	668
New Hampshire Business Finance Authority, Springpoint Senior Living,
Rev., 4.00%, 01/01/2026	270	265
Rev., 4.00%, 01/01/2027	250	244
Rev., 4.00%, 01/01/2028	290	280
Rev., 4.00%, 01/01/2029	300	285
Rev., 4.00%, 01/01/2030	280	263
Rev., 4.00%, 01/01/2031	290	268
New Hampshire Business Finance Authority, Taxable Virginia Birmingham Care Center, Rev., 3.78%, 01/01/2036	2,000	1,493
New Hampshire Business Finance Authority, Waste Management, Inc. Project, Rev., AMT, (SIFMA Municipal Swap Index + 0.38%), 2.84%, 10/01/2033 (aa)	4,170	4,058

		10,950

New Jersey — 3.2%
City of Newark,
Series A, GO, AGM, 5.00%, 10/01/2027	100	106
Series A, GO, AGM, 5.00%, 10/01/2028	750	804
Garden State Preservation Trust, Capital Appreciation, Series B, Rev., AGM, Zero Coupon, 11/01/2026	1,000	861
Gloucester County Improvement Authority, The Rowan University Fossil Park,
Rev., BAM, 4.00%, 07/01/2046	725	630
Rev., BAM, 4.00%, 07/01/2051	1,000	851
Hudson County Improvement Authority, Hudson County Courthouse Project, Rev., 5.00%, 10/01/2028	150	163
New Brunswick Parking Authority, City Guaranteed Parking, Series A, Rev., BAM, 5.00%, 09/01/2026	1,000	1,057
New Jersey Economic Development Authority,
Series A, Rev., 5.00%, 11/01/2027	2,500	2,597
Series AAA, Rev., 5.00%, 06/15/2036	1,000	1,006
Series AAA, Rev., 5.00%, 06/15/2041	500	495
Series AAA, Rev., 5.50%, 06/15/2028	5,000	5,255
Series AAA, Rev., 5.50%, 06/15/2032 (p)	2,000	2,171
Series B, Rev., 5.00%, 11/01/2023	75	76
Series DDD, Rev., 5.00%, 06/15/2033	1,500	1,522

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Economic Development Authority, American Water Company,
Series B, Rev., AMT, 1.20%, 11/01/2034 (z)	1,265	1,244
Series C, Rev., AMT, 1.15%, 06/01/2023	135	132
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Rev., AMT, 5.13%, 09/15/2023	710	710
New Jersey Economic Development Authority, Higher Education Capital Improvement Fund, Series A, Rev., 5.00%, 09/01/2025	245	250
New Jersey Economic Development Authority, New Jersey American Water Company, Inc.,
Rev., AMT, 1.10%, 11/01/2029 (z)	2,610	2,178
Series E, Rev., AMT, 0.85%, 12/01/2025	2,205	1,958
New Jersey Economic Development Authority, Port Newark Container, Rev., AMT, 5.00%, 10/01/2037	1,000	1,002
New Jersey Economic Development Authority, School Facilities Construction,
Rev., 5.00%, 03/01/2031 (p)	1,190	1,199
Series EEE, Rev., 5.00%, 06/15/2032	1,500	1,538
Series GGG, Rev., 5.25%, 09/01/2026 (e)	8,000	8,352
New Jersey Economic Development Authority, School Facilities Construction SIFMA, Series I, Rev., (SIFMA Municipal Swap Index + 1.60%), 4.06%, 03/01/2028 (aa)	10,000	10,006
New Jersey Economic Development Authority, Self Designated Social Bonds,
Series QQQ, Rev., 4.00%, 06/15/2034	500	460
Series QQQ, Rev., 4.00%, 06/15/2035	500	456
Series QQQ, Rev., 5.00%, 06/15/2026	555	574
Series QQQ, Rev., 5.00%, 06/15/2027	410	425
Series QQQ, Rev., 5.00%, 06/15/2028	400	417
New Jersey Economic Development Authority, Social Bonds, Series QQQ, Rev., 4.00%, 06/15/2046	255	214
New Jersey Economic Development Authority, State House Project,
Series B, Rev., 5.00%, 06/15/2027	10,690	11,078
Series B, Rev., 5.00%, 06/15/2028	8,635	9,002
New Jersey Educational Facilities Authority, Montclair State University, Series D, Rev., 5.00%, 07/01/2028	2,000	2,071
New Jersey Educational Facilities Authority, Princeton University,
Series B, Rev., 5.00%, 07/01/2024	1,000	1,032
Series I, Rev., 5.00%, 07/01/2036	1,015	1,082
New Jersey Educational Facilities Authority, Ramapo College of New Jersey, Series A, Rev., AGM, 5.00%, 07/01/2035	200	212
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated, Rev., 5.00%, 07/01/2032	2,070	2,223
New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group, Rev., 5.00%, 07/01/2037	1,600	1,619
New Jersey Higher Education Student Assistance Authority,
Series B, Rev., AMT, 5.00%, 12/01/2024	570	584
Series B, Rev., AMT, 5.00%, 12/01/2027	1,340	1,398
Series B, Rev., AMT, 5.00%, 12/01/2028	1,480	1,546
Series B, Rev., AMT, 5.00%, 12/01/2029	1,440	1,511
New Jersey Higher Education Student Assistance Authority, Senior,
Series A, Rev., AMT, 3.50%, 12/01/2039	125	115
Series B, Rev., AMT, 4.00%, 12/01/2041	250	214
New Jersey Higher Education Student Assistance Authority, Senior Bonds, Series B, Rev., AMT, 5.00%, 12/01/2024	300	308

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Higher Education Student Assistance Authority, Senior Student Loan, Rev., AMT, 5.00%, 12/01/2023	215	218
New Jersey Higher Education Student Assistance Authority, Subordinated, Series C, Rev., AMT, 4.00%, 12/01/2048	1,195	975
New Jersey Housing & Mortgage Finance Agency, Series E, Rev., 3.50%, 04/01/2051	2,725	2,633
New Jersey Housing & Mortgage Finance Agency, Browns Woods Apartments Project, Rev., HUD, 1.25%, 12/01/2024 (z)	850	826
New Jersey Housing & Mortgage Finance Agency, Social Bond, Rev., 5.00%, 10/01/2053	200	204
New Jersey Housing & Mortgage Finance Agency, Social Bonds, Series H, Rev., 3.00%, 10/01/2052	835	778
New Jersey Transportation Trust Fund Authority,
Series A, Rev., 4.00%, 06/15/2035	2,000	1,825
Series A, Rev., 5.00%, 12/15/2028	300	313
Series A, Rev., 5.00%, 06/15/2029	1,550	1,618
Series A, Rev., 5.00%, 06/15/2030	3,000	3,140
Series AA, Rev., 4.00%, 06/15/2040	3,750	3,254
Series AA, Rev., 4.00%, 06/15/2050	500	413
Series AA, Rev., 5.00%, 06/15/2029	1,000	1,043
Series AA, Rev., 5.00%, 06/15/2035	3,000	3,033
Series AA, Rev., 5.00%, 06/15/2045	660	653
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Series A, Rev., BAM, Zero Coupon, 12/15/2038	1,000	445
New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Rev., 5.00%, 06/15/2035	500	507
New Jersey Transportation Trust Fund Authority, Transportation System Bond,
Rev., 4.00%, 12/15/2039	2,000	1,745
Rev., 5.00%, 12/15/2028	1,000	1,042
Rev., 5.00%, 12/15/2031	1,560	1,613
New Jersey Turnpike Authority,
Series A, Rev., 4.00%, 01/01/2042	1,000	923
Series E, Rev., 5.00%, 01/01/2027	1,000	1,059
Newark Board of Education, Sustainability Bonds,
GO, BAM, 4.00%, 07/15/2034	400	389
GO, BAM, 4.00%, 07/15/2035	410	384
GO, BAM, 4.00%, 07/15/2036	425	397
GO, BAM, 4.00%, 07/15/2037	430	399
North Hudson Sewerage Authority, Senior Lien Lease Certificates,
Rev., AGM, 5.00%, 06/01/2039	1,100	1,183
Rev., AGM, 5.00%, 06/01/2040	1,100	1,174
Rev., AGM, 5.00%, 06/01/2041	1,000	1,065
Rev., AGM, 5.00%, 06/01/2042	1,000	1,061
Rutgers The State University of New Jersey, Series L, Rev., 5.00%, 05/01/2043 (p)	1,805	1,825
South Jersey Port Corp., Marine Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2025	500	508
Series B, Rev., AMT, 5.00%, 01/01/2026	1,015	1,036
South Jersey Port Corp., Marine Terminal, Subordinated, Series B, Rev., AMT, 5.00%, 01/01/2037	1,000	993
South Jersey Transportation Authority,
Series A, Rev., AGM, 5.00%, 11/01/2030	500	530

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
Series A, Rev., AGM, 5.00%, 11/01/2033	1,215	1,262
Series A, Rev., BAM, 5.00%, 11/01/2041	2,925	3,000
South Jersey Transportation Authority, Transportation System, Rev., BAM, 5.25%, 11/01/2052	3,100	3,227
State of New Jersey, Covid-19 Emergency Bonds, General Obligations,
Series A, GO, 4.00%, 06/01/2030	2,000	2,022
Series A, GO, 5.00%, 06/01/2028	4,245	4,553
Series A, GO, 5.00%, 06/01/2029	15,000	16,240
Tender Option Bond Trust Receipts/Certificates, Floaters, Series 2016-XM0226, Rev., BHAC-CR, NATL-RE, LIQ: Bank of America NA, 0.00%, 09/11/2025 (e) (z)	4,720	4,720

		156,932

New Mexico — 0.4%
Albuquerque Municipal School District No. 12, Series A, GO, 5.00%, 08/01/2024	250	258
City of Farmington, Four Corners Project, Rev., 1.80%, 04/01/2029	3,000	2,530
City of Farmington, Pollution Control Revenue, Public Service Company, New Mexico Sanitary, Series E, Rev., 1.15%, 06/01/2040 (z)	1,000	950
City of Farmington, San Juan And Four Corners,
Rev., 2.15%, 04/01/2033	4,890	3,713
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 2.05%, 09/01/2051	1,000	818
New Mexico Finance Authority, Subordinated Lien, Public Project Revolving Fund, Rev., 5.00%, 06/15/2024	1,000	1,030
New Mexico Hospital Equipment Loan Council,
Rev., 5.00%, 06/01/2030	1,050	1,096
Rev., 5.00%, 06/01/2032	1,000	1,023
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare, Rev., 4.00%, 08/01/2037	500	464
New Mexico Mortgage Finance Authority, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,310	1,238
New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	830	785
Series C, Rev., GNMA/FNMA/FHLMC, 4.00%, 01/01/2049	205	202
New Mexico Municipal Energy Acquisition Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 11/01/2039 (z)	3,500	3,598
Santa Fe Public School District, GO, 5.00%, 08/01/2029	1,375	1,492

		19,197

New York — 12.8%
Albany County, Airport Authority, Series B, Rev., AMT, 5.00%, 12/15/2023	1,225	1,245
Broome County, Local Development Corp., United Health Services Hospital,
Rev., AGM, 4.00%, 04/01/2039	2,750	2,463
Rev., AGM, 5.00%, 04/01/2026	500	522
Build NYC Resource Corp., Rev., 5.00%, 07/01/2026	325	334
Build NYC Resource Corp., Academic Leadership Charter School,
Rev., 4.00%, 06/15/2023	100	100
Rev., 4.00%, 06/15/2024	70	69
Build NYC Resource Corp., Family Life Academy Charter, Series A1, Rev., 5.25%, 06/01/2040 (e)	1,220	955
Build NYC Resource Corp., Friends of Hellenic Classical, Series A, Rev., 4.00%, 12/01/2031 (e)	700	635

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Build NYC Resource Corp., Grand Concourse Academy Charter School,
Rev., 5.00%, 07/01/2042	555	529
Rev., 5.00%, 07/01/2052	700	644
City of Long Beach,
Series A, GO, 5.00%, 09/01/2025	1,990	2,039
Series A, GO, 5.00%, 09/01/2027	1,500	1,541
City of New York,
Series A1, GO, 4.00%, 08/01/2034	3,000	2,921
Series A1, GO, 4.00%, 08/01/2036	1,000	950
Series A1, GO, 5.00%, 08/01/2029	2,900	3,178
Series A1, GO, 5.00%, 08/01/2041	3,000	3,101
Series A1, GO, 5.25%, 09/01/2042	8,715	9,370
Series B1, GO, 5.00%, 08/01/2031	1,000	1,103
Series B1, GO, 5.00%, 08/01/2035	90	97
Series B1, GO, 5.00%, 12/01/2037	1,760	1,809
Series C1, GO, 5.00%, 08/01/2031	500	546
Series C4, GO, AGC, 2.39%, 10/01/2027 (z)	2,000	2,000
Series C, GO, 5.00%, 08/01/2027	330	355
Series D1, GO, 5.00%, 12/01/2024	150	155
Series D1, GO, 5.00%, 12/01/2031	1,380	1,483
Series D1, GO, 5.00%, 12/01/2036	11,955	12,473
Series D1, GO, 5.00%, 12/01/2044	2,560	2,625
Series E, GO, 5.00%, 08/01/2028	1,625	1,767
Series F1, GO, 5.00%, 03/01/2037 (p)	745	751
Series F1, GO, 5.00%, 04/01/2037	2,730	2,828
Series F1, GO, 5.00%, 04/01/2039	5,000	5,154
Series F1, GO, 5.00%, 03/01/2043	1,000	1,039
Series I, GO, 5.00%, 03/01/2026	360	368
Series J3, GO, AGM, 2.84%, 06/01/2036 (z)	2,000	2,000
Series J, GO, 5.00%, 08/01/2025	1,320	1,339
City of New York, Fiscal 2001,
Series 2, GO, VRDO, 2.75%, 10/03/2022 (z)	120	120
Series 3, GO, VRDO, 2.75%, 10/07/2022 (z)	90	90
City of New York, Fiscal 2008, Series J10, GO, 5.00%, 08/01/2026	505	536
City of New York, Fiscal 2015, Series F4, GO, 5.00%, 06/01/2044 (z)	125	127
City of New York, Fiscal 2020, Series B1, GO, 5.00%, 10/01/2038	5,000	5,207
City of New York, Fiscal 2021,
Series C, GO, 4.00%, 08/01/2037	450	424
Series C, GO, 5.00%, 08/01/2033	2,000	2,153
Series C, GO, 5.00%, 08/01/2035	4,740	5,042
City of New York, Fiscal 2022,
GO, 5.25%, 05/01/2039	200	216
GO, 5.25%, 05/01/2041	2,000	2,152
GO, 5.50%, 05/01/2044	1,000	1,091
City of New York, Unrefunded, Series F1, GO, 5.00%, 03/01/2037	5	5
County of Dutchess, Local Development Corp., Marist College Project, Series A, Rev., 5.00%, 07/01/2045	485	490

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
County of Nassau,
Series B, GO, BAM, 5.00%, 10/01/2027	1,450	1,535
Series C, GO, 5.00%, 10/01/2025	1,005	1,051
Dutchess County, Local Development Corp., Health Quest System, Inc. Project, Series B, Rev., 5.00%, 07/01/2046	1,250	1,162
Hudson Yards Infrastructure Corp.,
Series A, Rev., AGM, 4.00%, 02/15/2047	9,335	8,269
Series A, Rev., 5.00%, 02/15/2026	1,050	1,106
Series A, Rev., 5.00%, 02/15/2045	2,210	2,252
Long Island Power Authority,
Rev., 5.00%, 09/01/2042	2,070	2,120
Series A, Rev., 5.00%, 09/01/2037	1,250	1,321
Series B, Rev., 1.50%, 09/01/2051 (z)	5,700	5,082
Long Island Power Authority, Notes, Rev., 1.00%, 09/01/2025	2,680	2,379
Metropolitan Transportation Authority,
Rev., AGM, (United States SOFR * 0.67 + 0.55%), 2.53%, 11/01/2032 (aa)	1,770	1,728
Rev., AGM, (United States SOFR * 0.67 + 0.80%), 2.80%, 11/01/2032 (aa)	430	406
Series A, Rev., 5.25%, 11/15/2030	3,025	3,231
Series A, Rev., 5.25%, 11/15/2034	8,000	8,493
Series B4, Rev., 5.00%, 11/15/2023	2,000	2,041
Series B, Rev., 5.00%, 11/15/2024	340	349
Series B, Rev., 5.00%, 11/15/2025	540	557
Series C, Rev., 5.00%, 11/15/2047 (p)	1,000	1,002
Series D1, Rev., 5.00%, 11/01/2028	2,000	2,003
Series D, Rev., 5.00%, 11/15/2027	1,200	1,233
Series D, Rev., 5.00%, 11/15/2038	600	590
Series F, Rev., 5.00%, 11/15/2022	160	160
Series F, Rev., BAN, 5.00%, 11/15/2022	4,400	4,408
Metropolitan Transportation Authority, Build America Bonds, Rev., 6.67%, 11/15/2039	2,500	2,648
Metropolitan Transportation Authority, Green Bond,
Series A1, Rev., BAN, 5.00%, 02/01/2023	400	402
Series A2, Rev., 5.00%, 11/15/2027	1,085	1,115
Series B, Rev., 5.00%, 11/15/2023	100	101
Series C2, Rev., Zero Coupon, 11/15/2032	500	313
Series C, Rev., 5.00%, 11/15/2040	2,465	2,400
Series D, Rev., 5.00%, 11/15/2034 (z)	5,000	5,107
Series E, Rev., 4.00%, 11/15/2045	60	50
Series E, Rev., 5.00%, 11/15/2029	250	259
Metropolitan Transportation Authority, Green Bonds,
Series A2, Rev., 5.00%, 11/15/2025	1,000	1,032
Series B1, Rev., 5.00%, 11/15/2046	2,000	2,055
Series D1, Rev., 5.00%, 11/15/2043	2,000	1,921
Series D3, Rev., 4.00%, 11/15/2049	1,000	811
Metropolitan Transportation Authority, Green Bonds, Subordinated, Series B1, Rev., 5.00%, 11/15/2036	10,000	10,440
Metropolitan Transportation Authority, Transportation,
Series A1, Rev., 5.00%, 11/15/2044	4,500	4,308

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Series A1, Rev., 5.25%, 11/15/2039	1,000	1,007
Series B, Rev., 5.25%, 11/15/2037	3,000	3,009
Series C1, Rev., 5.00%, 11/15/2026	305	313
Metropolitan Transportation Authority, Transportation Green Bonds, Series B, Rev., 5.00%, 11/15/2026	1,720	1,783
Monroe County Industrial Development Corp., Rochester Regional Health Project,
Rev., 5.00%, 12/01/2022	600	602
Rev., 5.00%, 12/01/2027	1,000	1,037
Rev., 5.00%, 12/01/2028	1,700	1,773
Rev., 5.00%, 12/01/2029	1,900	1,988
New York City Health and Hospitals Corp.,
Series A, Rev., 5.00%, 02/15/2024	270	276
Series A, Rev., 5.00%, 02/15/2026	6,055	6,342
Series A, Rev., 5.00%, 02/15/2027	5,360	5,681
Series A, Rev., 5.00%, 02/15/2028	3,760	4,030
Series A, Rev., 5.00%, 02/15/2029	2,485	2,692
New York City Housing Development Corp., Sustainability Bonds,
Rev., FHA, 0.70%, 11/01/2060 (z)	2,500	2,288
Series C2, Rev., 0.70%, 11/01/2060 (z)	1,790	1,629
New York City Housing Development Corp., Sustainable Development Bonds, Series D2, Rev., FHA, 0.70%, 05/01/2060 (z)	1,000	931
New York City Industrial Development Agency, Queens Baseball Stadium Project,
Rev., AGM, 3.00%, 01/01/2040	250	188
Series A, Rev., AGM, 4.00%, 01/01/2032	1,000	1,003
Series A, Rev., AGM, 5.00%, 01/01/2025	250	256
Series A, Rev., AGM, 5.00%, 01/01/2027	625	653
Series A, Rev., AGM, 5.00%, 01/01/2029	1,000	1,059
Series A, Rev., AGM, 5.00%, 01/01/2030	1,500	1,597
New York City Industrial Development Agency, Yankee Stadium Project Pilot,
Rev., AGM, 4.00%, 03/01/2045	8,825	7,718
Rev., AGM, 5.00%, 03/01/2028	1,250	1,333
Rev., AGM, 5.00%, 03/01/2029	1,500	1,613
Rev., AGM, 5.00%, 03/01/2030	3,900	4,221
New York City Municipal Water Finance Authority, Series CC1, Rev., 4.00%, 06/15/2052	5,000	4,375
New York City Municipal Water Finance Authority, Second General Resolution, Rev., VRDO, 2.57%, 10/03/2022 (z)	8,000	8,000
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2015, Subordinate, Series S, Rev., 5.00%, 07/15/2040	17,800	18,216
New York City Transitional Finance Authority Building Aid Revenue, Fiscal Year 2015, Series S1, Rev., 5.00%, 07/15/2035	585	599
New York City Transitional Finance Authority Building Aid Revenue, Subordinate,
Series S1, Rev., 4.00%, 07/15/2034	1,000	983
Series S1, Rev., 5.00%, 07/15/2031	1,590	1,757
Series S1, Rev., 5.00%, 07/15/2043	1,505	1,534
New York City Transitional Finance Authority Future Tax Secured,
Rev., 5.00%, 11/01/2028	1,000	1,085
Rev., 5.00%, 08/01/2029	3,000	3,278

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series A1, Rev., 4.00%, 11/01/2038	5,000	4,723
Series E1, Rev., 3.00%, 02/01/2028	730	708
Series E1, Rev., 5.00%, 02/01/2023	135	136
Series F1, Rev., 5.00%, 02/01/2039	3,000	3,147
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured, Rev., 4.00%, 11/01/2035	7,000	6,815
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured Subordinate, Series B1, Rev., 5.00%, 08/01/2038	1,000	1,022
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate,
Rev., 4.00%, 05/01/2038	2,000	1,892
Rev., 5.00%, 11/01/2025	255	268
Series A1, Rev., 5.00%, 08/01/2042	2,000	2,057
Series B1, Rev., 4.00%, 08/01/2042	815	751
Series DS, Rev., 4.00%, 11/01/2038	4,000	3,778
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate, Future Tax Secured, Rev., 3.75%, 11/01/2025	8,000	7,794
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated,
Rev., 5.00%, 05/01/2031	1,000	1,097
Rev., 5.25%, 08/01/2042	3,000	3,194
Series A3, Rev., 4.00%, 05/01/2042	2,000	1,844
Series A3, Rev., 5.00%, 08/01/2040	1,720	1,765
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable Subordinate, Series F2, Rev., 2.85%, 05/01/2025	6,600	6,297
New York City Transitional Finance Authority, Future Tax Secured, Rev., 5.00%, 11/01/2026	375	399
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series I, Rev., 5.00%, 05/01/2027	345	348
New York City Trust for Cultural Resources, Refunding Lincoln Center, Series A, Rev., 5.00%, 12/01/2032	500	543
New York City Water & Sewer System,
Series AA2, Rev., 5.00%, 06/15/2029	1,350	1,488
Series BB1, Rev., 5.00%, 06/15/2049	500	516
Series BB2, Rev., 5.00%, 06/15/2027	1,500	1,582
Series FF, Rev., 5.00%, 06/15/2041	2,000	2,093
Series GG1, Rev., 5.00%, 06/15/2030	1,000	1,112
Series GG, Rev., 5.00%, 06/15/2039	2,660	2,734
New York City Water & Sewer System, Second General Resolution,
Rev., 5.00%, 06/15/2026	880	935
Rev., 5.00%, 06/15/2029	870	959
Rev., 5.00%, 06/15/2047	14,655	14,722
Series CC1, Rev., 5.00%, 06/15/2048	2,730	2,788
Series CC1, Rev., 5.25%, 06/15/2037	2,345	2,466
Series DD1, Rev., 5.00%, 06/15/2048	3,115	3,188
Series DD2, Rev., 5.00%, 06/15/2040	2,000	2,077
Series DD, Rev., 5.00%, 06/15/2047	6,680	6,744
New York City Water & Sewer System, Various Second General Resolution, Series BB4, Rev., VRDO, 2.75%, 10/03/2022 (z)	2,000	2,000

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Water & Sewer System, Water And Sewer System Revenue Second General Resolution, Series BB2, Rev., 4.00%, 06/15/2042	1,180	1,090
New York Liberty Development Corp.,
Series 1WTC, Rev., 3.00%, 02/15/2042	1,755	1,306
Series 1WTC, Rev., 4.00%, 02/15/2043	1,000	895
New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044 (e)	9,400	8,404
New York Power Authority, Green Transmission Project,
Rev., AGM, 4.00%, 11/15/2036	145	138
Rev., AGM, 5.00%, 11/15/2028	1,000	1,096
Rev., AGM, 5.00%, 11/15/2033	1,700	1,856
Rev., AGM, 5.00%, 11/15/2034	1,385	1,500
Rev., AGM, 5.00%, 11/15/2035	1,250	1,346
New York State Dormitory Authority,
Series 2015-B, Rev., 5.00%, 03/15/2027 (p)	1,000	1,051
Series A, Rev., 4.00%, 03/15/2038	250	233
Series A, Rev., 4.00%, 03/15/2039	1,000	930
Series A, Rev., 5.00%, 03/15/2024 (p)	100	103
Series A, Rev., 5.00%, 03/15/2029	3,000	3,261
Series A, Rev., 5.00%, 03/15/2034	2,000	2,083
Series A, Rev., 5.00%, 03/15/2040	1,000	1,036
Series D, Rev., 5.00%, 02/15/2027	770	819
New York State Dormitory Authority, Bidding Group 1, Series E, Rev., 5.00%, 03/15/2029	3,000	3,261
New York State Dormitory Authority, Cornell University, Series A, Rev., 5.00%, 07/01/2031	1,000	1,122
New York State Dormitory Authority, Exchange Bonds, Series C, Rev., 5.00%, 07/01/2031	1,227	1,343
New York State Dormitory Authority, General Purpose, Series D, Rev., 5.00%, 02/15/2026	100	105
New York State Dormitory Authority, Green Bond, Cornell University, Rev., 5.00%, 07/01/2034	1,100	1,244
New York State Dormitory Authority, Group 1, Series A, Rev., 5.00%, 03/15/2024 (p)	2,000	2,054
New York State Dormitory Authority, Group 2,
Series A, Rev., 5.00%, 03/15/2031	1,000	1,096
Series A, Rev., 5.00%, 03/15/2033	2,000	2,153
Series A, Rev., 5.00%, 03/15/2036	2,015	2,116
New York State Dormitory Authority, Group 3, Series A, Rev., 5.00%, 03/15/2037	5,000	5,227
New York State Dormitory Authority, Montefiore Obligated Group,
Series A, Rev., 5.00%, 08/01/2025	2,035	2,061
Series A, Rev., 5.00%, 08/01/2026	900	911
Series A, Rev., 5.00%, 08/01/2031	1,010	983
New York State Dormitory Authority, Municipal Health Facilities, Rev., 4.00%, 01/15/2023	50	50
New York State Dormitory Authority, New York University,
Series A, Rev., 4.00%, 07/01/2035	620	605
Series A, Rev., 4.00%, 07/01/2038	1,000	939
New York State Dormitory Authority, Northwell Health Obligated Group,
Rev., 4.00%, 05/01/2045	6,500	5,617

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Rev., 4.25%, 05/01/2052	4,930	4,298
Rev., 5.00%, 05/01/2052	3,000	2,966
New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGM, 5.00%, 10/01/2025	1,460	1,528
New York State Dormitory Authority, St. John’s University, Series A, Rev., 4.00%, 07/01/2048	1,000	832
New York State Dormitory Authority, Yeshiva University, Series A, Rev., 5.00%, 07/15/2037	2,500	2,461
New York State Environmental Facilities Corp., Green Bond 2010 Master Finance,
Rev., 4.00%, 08/15/2036	720	702
Rev., 4.00%, 08/15/2037	1,760	1,699
Rev., 4.00%, 08/15/2038	1,000	946
New York State Environmental Facilities Corp., Municipal Water, Subordinated, Rev., 5.00%, 06/15/2042	2,655	2,778
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Casella Waste System Incorporate Project, Rev., AMT, 2.75%, 09/01/2050 (e) (z)	250	234
New York State Housing Finance Agency, Sustainability Bonds,
Series I, Rev., SONYMA, 0.70%, 11/01/2056 (z)	2,375	2,145
Series J, Rev., HUD, SONYMA, 1.10%, 11/01/2061 (z)	4,170	3,628
Series K2, Rev., HUD, SONYMA, 1.00%, 11/01/2061 (z)	2,320	2,052
Series K, Rev., SONYMA, 0.70%, 11/01/2024	1,085	1,022
Series P, Rev., 1.55%, 11/01/2023	260	255
New York State Thruway Authority,
Series A1, Rev., 4.00%, 03/15/2041	500	463
Series A1, Rev., 5.00%, 03/15/2033	1,000	1,089
Series L, Rev., 5.00%, 01/01/2024	75	77
New York State Thruway Authority, Group 2, Series N, Rev., 4.00%, 01/01/2041	3,120	2,878
New York State Urban Development Corp., Bidding Group 1, Series A, Rev., 5.00%, 03/15/2034	1,690	1,842
New York State Urban Development Corp., Personal Income Tax,
Rev., 4.00%, 03/15/2037	2,000	1,883
Rev., 4.00%, 03/15/2041	5,000	4,551
Rev., 5.00%, 03/15/2030	500	549
Series C3, Rev., 5.00%, 03/15/2038	1,860	1,931
New York State Urban Development Corp., State Personal Income Tax,
Rev., 4.00%, 03/15/2042	2,000	1,813
Rev., 5.00%, 03/15/2028	1,250	1,347
Rev., 5.00%, 03/15/2034	3,000	3,063
Series A, Rev., 5.00%, 03/15/2024	1,000	1,026
New York State Urban Development Corp., State Personal Income Tax, General Purpose,
Series A, Rev., 5.00%, 03/15/2042	5,000	5,129
Series B, Rev., 3.54%, 03/15/2028	7,000	6,536
New York Transportation Development Corp., American Airlines, Inc., Rev., AMT, 2.25%, 08/01/2026	770	710
New York Transportation Development Corp., Delta Air Lines, Inc. LaGuardia, Rev., AMT, 5.00%, 01/01/2032	3,000	2,940
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia, Rev., AMT, 5.00%, 10/01/2035	10,000	9,602

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York Transportation Development Corp., LaGuardia Airport Terminal B,
Rev., AMT, 5.00%, 07/01/2046	3,805	3,610
Rev., AMT, 5.25%, 01/01/2050	2,000	1,939
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment,
Rev., AGM, AMT, 4.00%, 07/01/2035	2,000	1,840
Rev., AMT, 5.00%, 07/01/2041	1,000	954
New York Transportation Development Corp., New York State Thruway, Rev., AMT, 4.00%, 10/31/2034	600	531
New York Transportation Development Corp., Terminal 4 JFK International,
Rev., AMT, 5.00%, 12/01/2030	1,710	1,743
Rev., AMT, 5.00%, 12/01/2032	2,005	2,023
Rev., AMT, 5.00%, 12/01/2033	1,000	995
Rev., AMT, 5.00%, 12/01/2037	3,500	3,398
Rev., AMT, 5.00%, 12/01/2038	1,000	965
New York Transportation Development Corp., Terminal 4 John F Kennedy International,
Rev., AMT, 4.00%, 12/01/2038	300	252
Rev., AMT, 4.00%, 12/01/2039	300	250
Rev., AMT, 4.00%, 12/01/2040	1,475	1,214
Rev., AMT, 4.00%, 12/01/2041	300	244
Rev., AMT, 4.00%, 12/01/2042	300	241
Rev., 5.00%, 12/01/2024	200	205
Rev., 5.00%, 12/01/2025	200	206
Rev., 5.00%, 12/01/2026	200	206
Rev., 5.00%, 12/01/2027	200	207
Rev., 5.00%, 12/01/2028	200	207
Rev., 5.00%, 12/01/2037	250	251
Rev., 5.00%, 12/01/2038	250	249
Port Authority of New York & New Jersey,
Series 207, Rev., AMT, 5.00%, 09/15/2031	5,000	5,184
Series 223, Rev., AMT, 5.00%, 07/15/2023	1,220	1,233
Series 226, Rev., AMT, 5.00%, 10/15/2031	4,500	4,733
Series 226, Rev., AMT, 5.00%, 10/15/2032	1,250	1,306
Series 226, Rev., AMT, 5.00%, 10/15/2036	2,040	2,083
Port Authority of New York & New Jersey, Consolidated,
Series 197, Rev., AMT, 5.00%, 11/15/2032	3,000	3,055
Series 206, Rev., AMT, 5.00%, 11/15/2032	3,000	3,113
Series 221, Rev., AMT, 5.00%, 07/15/2031	1,620	1,714
Series 221, Rev., AMT, 5.00%, 07/15/2032	1,500	1,572
Port Authority of New York & New Jersey, Consolidated Bond 233, Rev., 5.00%, 08/01/2038	670	709
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty,
Rev., AMT, 5.00%, 09/01/2026	3,000	3,053
Series 222, Rev., 4.00%, 07/15/2036	10,250	9,753
Series 222, Rev., 5.00%, 07/15/2034	5,000	5,354
State of New York Mortgage Agency, Social Bond, Series 239, Rev., SONYMA, 3.25%, 10/01/2051	295	277
State of New York Mortgage Agency, Social Bonds,
Series 233, Rev., 3.00%, 10/01/2045	2,495	2,368

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Series 235, Rev., AMT, 0.30%, 10/01/2022	200	200
Series 235, Rev., AMT, 0.40%, 04/01/2023	215	212
Series 235, Rev., AMT, 0.55%, 10/01/2023	190	184
State of New York Mortgage Agency, Social Bonds 242, Rev., SONYMA, 3.50%, 10/01/2052	110	105
Tender Option Bond Trust Receipts/Certificates, Series 2020-ZF0950, Rev., VRDO, LIQ: Toronto Dominion Bank, 2.49%, 10/07/2022 (e) (z)	7,020	7,020
Triborough Bridge & Tunnel Authority,
Series A1, Rev., 5.00%, 05/15/2051	7,175	7,344
Series A2, Rev., 2.00%, 05/15/2045 (z)	4,250	3,787
Series A, Rev., BAN, 5.00%, 08/15/2024	3,000	3,100
Series A, Rev., BAN, 5.00%, 11/01/2025	3,165	3,314
Series A, Rev., 5.00%, 11/15/2038	1,000	1,002
Series A, Rev., 5.00%, 11/15/2041	1,975	2,015
Series A, Rev., 5.00%, 11/15/2047	2,500	2,585
Series A, Rev., 5.00%, 11/15/2049	3,040	3,140
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Rev., 5.00%, 05/15/2047	5,250	5,400
Triborough Bridge & Tunnel Authority, Senior, Series C, Rev., 5.00%, 05/15/2040	5,000	5,230
Triborough Bridge & Tunnel Authority, Senior Lien,
Rev., 5.00%, 05/15/2050 (z)	7,000	7,316
Series C1-A, Rev., 5.00%, 05/15/2038	2,000	2,107
Triborough Bridge & Tunnel Authority, Senior Lien MTA Bridges & Tunnels,
Rev., 5.00%, 05/15/2035	2,000	2,150
Rev., 5.00%, 05/15/2036	2,000	2,142
Rev., 5.00%, 05/15/2038	4,240	4,469
Triborough Bridge & Tunnel Authority, Subordinated, Series A, Rev., 5.00%, 11/15/2025	50	51
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Rev., 4.00%, 09/01/2036	750	661
TSASC, Inc., Series B, Rev., 5.00%, 06/01/2048	6,780	5,818
Utility Debt Securitization Authority, Restructuring, Rev., 5.00%, 12/15/2025	15	15
Utility Debt Securitization Authority, Restructuring Bonds,
Series TE, Rev., 5.00%, 12/15/2029	1,500	1,626
Series TE, Rev., 5.00%, 12/15/2030	2,335	2,545
Series TE, Rev., 5.00%, 12/15/2032	800	885
Westchester County Industrial Development Agency, Marble Hall Tuckahoe Limited, Rev., FHA, 0.28%, 04/01/2024 (z)	270	265
Westchester County Local Development Corp., Purchase Senior Learning, Rev., 2.88%, 07/01/2026 (e)	500	459
Western Regional Off-Track Betting Corp., Rev., 3.00%, 12/01/2026 (e)	445	401

		636,206

North Carolina — 1.1%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Obligation Group, Rev., 4.00%, 01/15/2043	160	142
Charlotte-Mecklenburg Hospital Authority, Atrium Health, Series B, Rev., 1.95%, 01/15/2048 (z)	2,285	2,004
City of Charlotte Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2023	1,750	1,769

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Carolina — continued
City of Charlotte Airport Special Facilities Revenue, Charlotte Douglas International,
Rev., 5.00%, 07/01/2049	5,000	5,124
Rev., AMT, 5.00%, 07/01/2049	5,000	4,993
City of Charlotte, 2003 Governmental Facilities Project, VRDO, COP, LIQ: Wells Fargo Bank NA, 2.45%, 10/07/2022 (z)	2,600	2,600
City of Charlotte, Airport Special Facilities Revenue, Series B, Rev., AMT, 5.00%, 07/01/2027	1,315	1,372
City of Goldsboro, Grand At Day Point Project, Rev., HUD, GNMA COLL, 0.28%, 05/01/2024 (z)	2,785	2,711
County of Cumberland, Qualified School Construction Bonds, COP, 1.25%, 12/15/2025	4,000	3,574
County of Wake,
Rev., 5.00%, 03/01/2023	120	121
Rev., 5.00%, 09/01/2026	1,000	1,064
Durham Housing Authority, J.J. Henderson, Rev., HUD, 0.30%, 06/01/2024 (z)	165	161
North Carolina Capital Facilities Finance Agency, Republic Services Project, Rev., 2.75%, 07/01/2034 (z)	2,000	1,999
North Carolina Housing Finance Agency,
Series 37A, Rev., AMT, 3.50%, 07/01/2039	55	54
Series 44, Rev., 4.00%, 07/01/2050	360	355
Series 45, Rev., GNMA/FNMA/FHLMC COLL, 1.90%, 01/01/2032	1,545	1,252
North Carolina Housing Finance Agency, Home Ownership, Series 47, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2051	995	939
North Carolina Housing Finance Agency, Wind Crest Senior Living, Rev., 0.36%, 06/01/2024 (z)	825	810
North Carolina Medical Care Commission, CaroMont Health,
Series A, Rev., 4.00%, 02/01/2036	500	469
Series B, Rev., 5.00%, 02/01/2051 (z)	790	822
North Carolina Medical Care Commission, Lutheran Services for the Aging, Rev., 4.00%, 03/01/2041	1,050	814
North Carolina Medical Care Commission, Presbyterian Homes Obligations,
Series A, Rev., 4.00%, 10/01/2027	600	589
Series A, Rev., 4.00%, 10/01/2040	1,200	1,016
Series A, Rev., 4.00%, 10/01/2045	2,250	1,815
North Carolina Medical Care Commission, Rex Healthcare, Series A, Rev., 5.00%, 07/01/2031	1,760	1,831
North Carolina Medical Care Commission, The Forest at Duke Project, Rev., 4.00%, 09/01/2041	830	709
North Carolina Turnpike Authority, Rev., BAN, 5.00%, 02/01/2024	4,130	4,210
North Carolina Turnpike Authority, Senior Lien, Rev., AGM, 5.00%, 01/01/2038	2,375	2,463
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., AGM, 5.00%, 01/01/2049	1,000	1,026
Raleigh Durham Airport Authority,
Series A, Rev., AMT, 5.00%, 05/01/2032	1,200	1,243
State of North Carolina, Build Nc Programs, Series B, Rev., 5.00%, 05/01/2027	2,750	2,954
State of North Carolina, Grant Anticipation Revenue, Rev., 5.00%, 03/01/2029	1,000	1,091
University of North Carolina at Chapel Hill, University of North Carolina at Chapel Hill, Rev., (United States SOFR * 0.67 + 0.65%), 2.63%, 12/01/2041 (aa)	1,250	1,240
Western Carolina University, Series B, Rev., 5.00%, 04/01/2031	2,120	2,278

		55,614

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Dakota — 0.3%
Cass County Joint Water Resource District, Series A, GO, 0.48%, 05/01/2024	3,635	3,394
City of Grand Forks, Altru Health System,
Rev., 5.00%, 12/01/2027	595	618
Rev., 5.00%, 12/01/2031	1,900	1,985
City of West Fargo, Series A, GO, 2.00%, 05/01/2023	525	519
County of Ward, Trinity Obligation Group, Series C, Rev., 5.00%, 06/01/2043	2,500	2,172
North Dakota Housing Finance Agency,
Series B, Rev., 3.00%, 07/01/2051	2,145	2,042
Series C, Rev., 4.00%, 01/01/2050	825	810
North Dakota Housing Finance Agency, Home Mortgage Financing Program, Series A, Rev., 3.00%, 01/01/2052	50	47
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Finance, Series D, Rev., 4.25%, 01/01/2049	2,710	2,694
North Dakota Housing Finance Agency, Social Bonds, Series B, Rev., 3.00%, 07/01/2052	1,070	1,000
University of North Dakota, Series A, COP, AGM, 4.00%, 06/01/2046	1,480	1,275
West Fargo Public School District No. 6, Series C, GO, 4.00%, 08/01/2026	300	307

		16,863

Ohio — 2.4%
Akron Bath Copley Joint Township Hospital District, Rev., 5.25%, 11/15/2046	5,775	5,640
Akron Bath Copley Joint Township Hospital District, Children’s Hospital Medical, Rev., 4.00%, 11/15/2042	1,265	1,114
Akron Bath Copley Joint Township Hospital District, Summa Health Obligations,
Rev., 4.00%, 11/15/2034	500	438
Rev., 4.00%, 11/15/2035	1,000	864
Rev., 4.00%, 11/15/2038	750	630
American Municipal Power, Inc., Fremont Energy Center Project,
Rev., 4.00%, 02/15/2036	1,750	1,637
Rev., 5.00%, 02/15/2026	600	631
Buckeye Tobacco Settlement Financing Authority, Series B2, Rev., 5.00%, 06/01/2055	11,815	9,925
Buckeye Tobacco Settlement Financing Authority, Senior, Series A2, Rev., 4.00%, 06/01/2048	2,210	1,801
City of Cincinnati, Mercer Commons Phase 2 Project, Rev., 5.00%, 11/01/2035	1,085	1,124
Cleveland Department of Public Utilities, Division of Water, Series FF, Rev., 5.00%, 01/01/2026	300	316
Columbus-Franklin County Finance Authority, Bridge Park D Block Project, Series A, Rev., 5.00%, 12/01/2051	1,000	930
County of Allen, Hospital Facilities Revenue, Series A, Rev., 5.00%, 08/01/2027	50	53
County of Butler, UC Health, Rev., 5.00%, 11/15/2030	1,300	1,333
County of Cuyahoga, Series D, Rev., 5.00%, 12/01/2026	3,500	3,730
County of Geauga, South Franklin Circle Project, Series A, Rev., 8.00%, 12/31/2047 (p) (z)	5,965	6,151
County of Hamilton, Trihealth, Inc. Obligated Group, Rev., 5.00%, 08/15/2040	1,510	1,507
County of Montgomery, Dayton Children’s Hospital,
Rev., 5.00%, 08/01/2027	725	769
Rev., 5.00%, 08/01/2029	145	157
Rev., 5.00%, 08/01/2033	230	245

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
County of Montgomery, Kettering Health Network Obligations,
Rev., 4.00%, 08/01/2037	525	480
Rev., 4.00%, 08/01/2041	1,200	1,063
Dayton Metropolitan Housing Authority, Southern Montgomery Apartments, Rev., HUD, 0.32%, 09/01/2024 (z)	1,505	1,455
Hamilton City School District, Various Purpose, GO, 5.00%, 12/01/2034 (p)	1,500	1,557
Lancaster Port Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 08/01/2049 (z)	5,000	5,102
Miami University,
Series A, Rev., 5.00%, 09/01/2028	515	557
Series A, Rev., 5.00%, 09/01/2030	1,005	1,102
Northeast Ohio Medical University,
Rev., BAM, 5.00%, 12/01/2043	1,475	1,478
Series A, Rev., 4.00%, 12/01/2035	250	230
Ohio Air Quality Development Authority, American Electric Power Company, Series A, Rev., AMT, 2.10%, 01/01/2029 (z)	1,250	1,191
Ohio Air Quality Development Authority, Dayton Power & Light, Rev., AMT, 4.25%, 11/01/2040 (z)	7,000	6,801
Ohio Air Quality Development Authority, Duke Energy, Rev., AMT, 4.25%, 11/01/2039 (z)	7,205	7,079
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Rev., AMT, 2.50%, 11/01/2042 (z)	1,000	869
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project,
Rev., 1.38%, 02/01/2026 (z)	1,875	1,748
Rev., 1.50%, 02/01/2026 (z)	120	109
Ohio Higher Educational Facility Commission, Case Western Reserve, Rev., (SIFMA Municipal Swap Index + 0.23%), 2.69%, 12/01/2042 (aa)	155	152
Ohio Higher Educational Facility Commission, Otterbein Homes Obligated, Rev., 4.00%, 07/01/2023	75	75
Ohio Higher Educational Facility Commission, Senior University Circle, Inc. Project, Rev., 5.00%, 01/15/2037	265	264
Ohio Higher Educational Facility Commission, University of Dayton, Rev., 5.00%, 02/01/2034	1,125	1,186
Ohio Housing Finance Agency, Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 09/01/2048	1,030	1,029
Ohio Housing Finance Agency, Chevybrook Estates Apartments Project, Rev., 0.35%, 03/01/2024 (z)	35	35
Ohio Housing Finance Agency, Franklin Manor North Project, Rev., HUD, 0.25%, 09/01/2024 (z)	160	153
Ohio Housing Finance Agency, Glen Meadows Apartments, Rev., HUD, 0.40%, 11/01/2024 (z)	620	596
Ohio Housing Finance Agency, Marianna Terrace Apartments, Rev., HUD, 1.30%, 03/01/2025 (z)	330	318
Ohio Housing Finance Agency, Pendleton Apartments Project, Rev., HUD, 0.26%, 03/01/2025 (z)	150	148
Ohio Housing Finance Agency, Post Oak Station, Rev., HUD, 3.35%, 07/01/2025 (z)	295	289
Ohio State University (The), Green Bonds Multiyear Debt Issue, Rev., 5.00%, 12/01/2022	2,000	2,006
Ohio Turnpike & Infrastructure Commission, Infrastructure Projects, Series A, Rev., 4.00%, 02/15/2038	1,500	1,392
Ohio Turnpike & Infrastructure Commission, Junior Lien Infrastructure,
Rev., 5.00%, 02/15/2028 (w)	500	535
Rev., 5.00%, 02/15/2029 (w)	1,445	1,564
Rev., 5.00%, 02/15/2032 (w)	270	297
Rev., 5.00%, 02/15/2033 (w)	365	403
Rev., 5.00%, 02/15/2039 (w)	3,000	3,217

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
Ohio Turnpike & Infrastructure Commission, Junior Lien, Infrastructure Project,
Rev., 5.00%, 02/15/2025	455	458
Rev., 5.25%, 02/15/2029	1,500	1,510
Ohio Water Development Authority,
Series A, Rev., 5.00%, 06/01/2029	500	549
Series A, Rev., 5.00%, 12/01/2035	1,000	1,083
Ohio Water Development Authority Water Pollution Control Loan Fund, Green Bond, Series A, Rev., 5.00%, 12/01/2034	160	175
Ohio Water Development Authority, Fresh Water, Series A, Rev., 5.00%, 06/01/2023	155	157
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series A, Rev., VRDO, 2.30%, 10/07/2022 (z)	3,500	3,500
State of Ohio,
Series A, GO, 5.00%, 09/01/2024	130	134
Series A, GO, 5.00%, 02/01/2038 (p)	3,000	3,170
Series X, GO, 5.00%, 05/01/2035	300	330
State of Ohio, Cleveland Clinic Health System,
Rev., 5.00%, 01/01/2023	80	80
Rev., 5.00%, 01/01/2033	2,410	2,637
Rev., 5.00%, 01/01/2034	2,425	2,622
Rev., 5.00%, 01/01/2039	570	605
Series A, Rev., 5.00%, 01/01/2027	940	995
State of Ohio, Common Schools, Series C, GO, 5.00%, 03/15/2030	125	140
State of Ohio, Garvee,
Series 1A, Rev., 5.00%, 12/15/2025	800	842
Series 1A, Rev., 5.00%, 12/15/2028	1,000	1,095
State of Ohio, Higher Education,
Series A, GO, 5.00%, 05/01/2032	10,000	10,594
Series C, GO, 5.00%, 08/01/2028 (p)	350	381
State of Ohio, Infrastructure Improvement, GO, 5.00%, 03/01/2034	1,000	1,107
State of Ohio, Natural Resources, Series S, GO, 5.00%, 04/01/2024 (p)	180	182
State of Ohio, Premier Health Partners,
Rev., 4.00%, 11/15/2039	1,320	1,129
Rev., 4.00%, 11/15/2041	1,450	1,217
Rev., 5.00%, 11/15/2028	680	708
State of Ohio, University Hospitals Health, Rev., 4.00%, 01/15/2037	1,000	937
State of Ohio, University Hospitals Health System, Series A, Rev., 5.00%, 01/15/2041	1,000	1,000

		120,812

Oklahoma — 0.4%
Oklahoma City Economic Development Trust, Increment District #8 Project,
Rev., 4.00%, 03/01/2032	1,640	1,664
Rev., 4.00%, 03/01/2033	5,000	5,049
Rev., 4.00%, 03/01/2034	4,440	4,461
Oklahoma Development Finance Authority, Gilcrease Expressway West, Rev., AMT, 1.63%, 07/06/2023	1,100	1,071
Oklahoma Development Finance Authority, Integris, Series A, Rev., 4.00%, 08/15/2038	2,000	1,801
Oklahoma Development Finance Authority, OU Health Project, Series A, Rev., 5.50%, 08/15/2037	1,110	986

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Oklahoma — continued
Oklahoma Development Finance Authority, OU Medicine Project, Series B, Rev., 5.50%, 08/15/2057	6,000	5,089
Tulsa County Independent School District No. 1 Tulsa, Series B, GO, 2.00%, 09/01/2026	1,500	1,390

		21,511

Oregon — 0.7%
City of Portland Water System Revenue, Second Lien,
Series A, Rev., 4.00%, 05/01/2039	500	470
Series A, Rev., 5.00%, 05/01/2033	1,825	1,983
Hospital Facilities Authority of Multnomah County Oregon, Green Bond Terwilliger, Rev., 0.95%, 06/01/2027	1,200	1,031
Jackson County School District No. 5 Ashland, GO, SCH BD GTY, 5.00%, 06/15/2030	1,000	1,088
Medford Hospital Facilities Authority, Asante Project, Series A, Rev., AGM, 4.00%, 08/15/2045	1,330	1,167
Multnomah County School District No. 1 Portland, GO, SCH BD GTY, 5.00%, 06/15/2028	1,850	2,015
Oregon Health & Science University, Series B1, Rev., 5.00%, 07/01/2046 (z)	1,500	1,579
Oregon State Business Development Commission, Intel Corp. Project, Series 232, Rev., 2.40%, 12/01/2040 (z)	200	198
Oregon State Facilities Authority, Providence Health and Services, Series A, Rev., 5.00%, 10/01/2022	80	80
Oregon State Facilities Authority, Samaritan Health Services Project, Rev., 5.00%, 10/01/2031	1,740	1,771
Port of Portland Airport Revenue,
Series 27A, Rev., AMT, 5.00%, 07/01/2028	1,595	1,662
Series 27A, Rev., AMT, 5.00%, 07/01/2036	1,000	1,018
Port of Portland Airport Revenue, Portland International Airport, Series 25B, Rev., AMT, 5.00%, 07/01/2039	1,020	1,028
Salem Hospital Facility Authority, Capital Manor Project,
Rev., 4.00%, 05/15/2032	185	166
Rev., 4.00%, 05/15/2040	750	612
Salem Hospital Facility Authority, Multi Model, Salem Health Projects, Series A, Rev., 5.00%, 05/15/2023	100	101
State of Oregon, Series N, GO, 5.00%, 12/01/2023	1,890	1,892
State of Oregon Department of Transportation, Subordinate, Series A, Rev., 5.00%, 11/15/2036	9,095	9,745
State of Oregon Housing & Community Services Department, Single Family Mortgage Program, Series A, Rev., 3.00%, 07/01/2052	645	610
State of Oregon Housing & Community Services Department, The Susan Emmons Apartment, Rev., HUD, 0.38%, 06/01/2024 (z)	945	906
State of Oregon Housing & Community Services Department, Westwind Apartments Project, Rev., HUD, 0.25%, 03/01/2024 (z)	30	29
State of Oregon, Article XI Q, Series F, GO, 5.00%, 05/01/2030	100	105
State of Oregon, Article Xi-M & Xi-N Seismic, GO, 5.00%, 06/01/2030	1,995	2,220
State of Oregon, Article XI-Q State Project, Series A, GO, 5.00%, 05/01/2027	1,220	1,310
State of Oregon, Veterans Welfare Bonds Series, GO, 3.00%, 12/01/2051	1,440	1,342
University of Oregon, Series A, Rev., 5.00%, 04/01/2048	1,000	1,030
Yamhill County Hospital Authority, Friendsview, Series B3, Rev., 1.75%, 11/15/2026	1,360	1,243

		36,401

Pennsylvania — 5.5%
Allegheny County Airport Authority, Series A, Rev., AGM, AMT, 4.00%, 01/01/2046	11,800	10,110

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Allegheny County Hospital Development Authority, Health Network Obligations,
Rev., 5.00%, 04/01/2033	1,000	1,025
Series A, Rev., 5.00%, 04/01/2047	3,000	2,931
Allegheny County Hospital Development Authority, University Pittsburgh Medical Center, Rev., 4.00%, 07/15/2038	1,375	1,253
Allegheny County, Hospital Development Authority, Health Network Obligations, Series A, Rev., 5.00%, 04/01/2023	1,000	1,008
Allegheny County, Hospital Development Authority, Pittsburg University Medical Center,
Series A, Rev., 4.00%, 07/15/2036	2,200	2,028
Series A, Rev., 5.00%, 07/15/2027	765	804
Allegheny County, Sanitary Authority,
Series B, Rev., 4.00%, 06/01/2035	400	377
Series B, Rev., 4.00%, 06/01/2036	675	626
Series B, Rev., 5.00%, 06/01/2030	500	549
Series B, Rev., 5.00%, 06/01/2032	550	602
Series B, Rev., 5.00%, 06/01/2033	600	654
Allentown Neighborhood Improvement Zone Development Authority, Forward Delivery, Rev., 5.00%, 05/01/2042	1,000	1,000
Allentown Neighborhood Improvement Zone Development Authority, Senior Tax Revenue, Rev., 6.00%, 05/01/2042 (e)	180	176
Altoona Area School District, GO, BAM, 5.00%, 12/01/2048 (p)	1,000	1,053
Bentworth School District, Series A, GO, BAM, 4.00%, 03/15/2025	1,380	1,400
Berks County Industrial Development Authority, Tower Health Project,
Rev., 4.00%, 11/01/2050	1,500	873
Rev., 5.00%, 11/01/2047	2,155	1,476
Bethlehem Area School District Authority, Bethlehem Area School District,
Rev., (United States SOFR * 0.67 + 0.35%), 2.35%, 01/01/2030 (aa)	230	221
Rev., (United States SOFR * 0.67 + 0.35%), 2.35%, 07/01/2031 (aa)	305	292
Rev., (United States SOFR * 0.67 + 0.35%), 2.35%, 01/01/2032 (aa)	240	230
Bucks County, Industrial Development Authority, Waste Management, Inc. Project, Rev., AMT, 2.75%, 12/01/2022	100	100
Capital Region Water, Water Revenue, Rev., 5.00%, 07/15/2032	1,000	1,079
Chester County Health and Education Facilities Authority, Main Line Health System, Series B, Rev., 5.00%, 06/01/2024	1,000	1,027
City of Philadelphia,
GO, AGM, 5.00%, 08/01/2031	1,795	1,898
Series A, GO, 5.00%, 08/01/2030	4,000	4,164
City of Philadelphia Airport Revenue,
Series A, Rev., 5.00%, 07/01/2047	5,000	5,011
Series C, Rev., AMT, 4.00%, 07/01/2050	1,500	1,257
Series C, Rev., AMT, 5.00%, 07/01/2028	10,000	10,418
City of Philadelphia Airport Revenue, Private Activity, Rev., AGM, AMT, 4.00%, 07/01/2041	1,100	974
City of Philadelphia Water & Wastewater Revenue, Series C, Rev., 5.00%, 06/01/2042	1,000	1,048
City of Philadelphia, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2035	2,235	2,244
City of Philadelphia, Airport Revenue, Private Activity, Rev., AGM, AMT, 4.00%, 07/01/2046	3,750	3,207

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
City of Philadelphia, Water & Wastewater Revenue, Series A, Rev., 5.00%, 11/01/2040	2,790	2,928
City of Pittsburgh, GO, 5.00%, 09/01/2030	500	539
Commonwealth of Pennsylvania,
Series 1, GO, 4.00%, 03/15/2034	5,000	5,001
Series 1, GO, 4.00%, 03/01/2035	3,650	3,616
Series 1, GO, 4.00%, 03/15/2035	2,000	1,980
County of Allegheny, Series C75, GO, 5.00%, 11/01/2028	2,305	2,448
County of Berks, GO, 4.00%, 11/15/2027 (p)	225	227
County of Lehigh, St. Luke’s Hospital Project, Rev., (SIFMA Municipal Swap Index + 1.10%), 3.56%, 08/15/2038 (aa)	355	350
Cumberland County Municipal Authority, Rev., 5.00%, 05/01/2030	1,000	1,043
Cumberland Valley School District,
GO, 5.00%, 11/15/2032 (p)	150	153
GO, 5.00%, 11/15/2034 (p)	140	143
Delaware River Port Authority,
Rev., 5.00%, 01/01/2037	3,000	3,023
Rev., 5.00%, 01/01/2040	10,000	10,040
Delaware Valley Regional Finance Authority,
Series A, Rev., AMBAC, 5.50%, 08/01/2028	5,000	5,497
Series C, Rev., (ICE LIBOR USD 3 Month * 0.67 + 0.75%), 2.82%, 06/01/2037 (aa)	250	219
DuBois Hospital Authority, Penn Highlands Healthcare, Rev., 4.00%, 07/15/2045	1,400	1,185
Geisinger Authority, Geisinger Health System,
Rev., (ICE LIBOR USD 1 Month * 0.67 + 1.07%), 3.17%, 06/01/2028 (aa)	500	497
Series C, Rev., 5.00%, 04/01/2043 (z)	1,630	1,720
Geisinger Authority, Geisinger Health System Obligation Group, Rev., 4.00%, 04/01/2039	1,000	907
Lancaster County Hospital Authority, Penn State Health, Rev., 5.00%, 11/01/2037	600	610
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Rev., 4.00%, 07/01/2056	765	557
Lehigh County General Purpose Authority, Good Shepherd Group, Series A, Rev., 4.00%, 11/01/2022	315	315
Lehigh County Industrial Development Authority, PPL Electric Utilities Project, Series A, Rev., 3.00%, 09/01/2029	3,455	3,223
Monroeville Finance Authority,
Series B, Rev., 5.00%, 02/15/2029	1,425	1,490
Series B, Rev., 5.00%, 02/15/2038	1,200	1,227
Series B, Rev., 5.00%, 02/15/2039	2,000	2,032
Montgomery County Higher Education and Health Authority, Thomas Jefferson University,
Rev., VRDO, 2.82%, 10/07/2022 (z)	19,050	19,050
Rev., 4.00%, 05/01/2038	250	224
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Rev., 4.00%, 09/01/2044	1,610	1,392
Montgomery County Industrial Development Authority, Retirement Life Communities,
Rev., 5.00%, 11/15/2033	1,500	1,520
Series C, Rev., 5.00%, 11/15/2045	2,585	2,571
New Castle Sanitation Authority, Series A, Rev., AGM, 3.00%, 06/01/2029	500	476
Norristown Area School District, GO, 5.00%, 09/01/2026	1,500	1,578

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Economic Development Financing Authority, Bridges Finco Project, Rev., AMT, 5.00%, 06/30/2023	495	499
Pennsylvania Economic Development Financing Authority, Pennsylvania Bridges Finco LP P3 Project,
Rev., AMT, 5.00%, 12/31/2030	3,460	3,486
Rev., AMT, 5.00%, 12/31/2034	1,000	996
Rev., AMT, 5.00%, 06/30/2042	1,250	1,202
Pennsylvania Economic Development Financing Authority, Philadelphia Biosolids Facility,
Rev., 4.00%, 01/01/2028	1,590	1,555
Rev., 4.00%, 01/01/2029	450	438
Rev., 4.00%, 01/01/2031	800	767
Pennsylvania Economic Development Financing Authority, PPL Energy Supply LLC, Series B, Rev., VRDO, LOC: MUFG Bank Ltd., 3.35%, 10/07/2022 (z)	7,000	7,000
Pennsylvania Economic Development Financing Authority, Republic Services, Inc. Project, Rev., VRDO, AMT, 2.60%, 10/03/2022 (z)	15,250	15,250
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center, Rev., 5.00%, 07/01/2038	5,500	5,490
Pennsylvania Economic Development Financing Authority, UPMC, Series A1, Rev., 4.00%, 04/15/2045	5,440	4,682
Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., 0.95%, 12/01/2033 (z)	2,000	1,719
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Rev., AMT, 1.10%, 06/01/2031 (z)	2,000	1,762
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project,
Rev., AMT, 1.75%, 08/01/2038 (z)	5,000	4,805
Rev., AMT, (SIFMA Municipal Swap Index + 0.40%), 2.86%, 06/01/2041 (aa)	805	785
Series A, Rev., AMT, 0.58%, 08/01/2037 (z)	2,610	2,437
Pennsylvania Higher Education Assistance Agency, Series A, Rev., AMT, 5.00%, 06/01/2026	95	98
Pennsylvania Higher Education Assistance Agency, Senior, Series A, Rev., AMT, 5.00%, 06/01/2028	3,775	3,893
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Rev., 5.00%, 08/15/2042	1,250	1,278
Pennsylvania Higher Educational Facilities Authority, University Pennsylvania Health System, Series A, Rev., 4.00%, 08/15/2035	1,170	1,104
Pennsylvania Housing Finance Agency, Series 133, Rev., 3.00%, 10/01/2050	3,345	3,195
Pennsylvania Housing Finance Agency, Harrison Senior Tower, Rev., 0.25%, 06/01/2024 (z)	185	180
Pennsylvania Housing Finance Agency, School of Nursing, Rev., HUD, 0.27%, 08/01/2024 (z)	3,200	3,102
Pennsylvania Housing Finance Agency, Social Bonds, Series 134B, Rev., AMT, 5.00%, 10/01/2022	1,000	1,000
Pennsylvania Turnpike Commission,
Series A1, Rev., 5.00%, 12/01/2027	1,000	1,075
Series A1, Rev., 5.00%, 12/01/2031	250	266
Series A1, Rev., 5.00%, 12/01/2034	1,000	1,049
Series A1, Rev., 5.00%, 12/01/2046	1,000	1,011
Series A2, Rev., 5.00%, 12/01/2024	100	103
Series A, Rev., AGM, 5.25%, 07/15/2028	300	330
Series A, Rev., 5.25%, 12/01/2044	2,500	2,656
Series B, Rev., 4.00%, 12/01/2039	3,000	2,770
Series B, Rev., 5.00%, 12/01/2026	400	425
Series B, Rev., 5.00%, 12/01/2027	900	967

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Series B, Rev., 5.00%, 12/01/2028	700	761
Series C, Rev., 4.00%, 12/01/2040	1,400	1,301
Series C, Rev., 4.00%, 12/01/2042	1,555	1,425
Series C, Rev., 5.00%, 12/01/2027	345	371
Series C, Rev., 5.00%, 12/01/2041	1,560	1,614
Pennsylvania Turnpike Commission, Motor License, Rev., 5.00%, 12/01/2040	1,000	1,016
Pennsylvania Turnpike Commission, Subordinate,
Rev., 5.00%, 12/01/2030	1,750	1,839
Series A, Rev., 4.00%, 12/01/2043	2,135	1,915
Pennsylvania Turnpike Commission, Subordinated, Series A, Rev., 5.00%, 12/01/2036	2,775	2,851
Philadelphia Authority for Industrial Development, Rev., 5.00%, 05/01/2033	1,250	1,296
Philadelphia Authority for Industrial Development, String Theory Charter School, Rev., 5.00%, 06/15/2040 (e)	900	824
Philadelphia Authority for Industrial Development, Thomas Jefferson University,
Series A, Rev., 5.00%, 09/01/2032	1,110	1,136
Series A, Rev., 5.00%, 09/01/2035	1,105	1,124
Series A, Rev., 5.00%, 09/01/2047	1,000	993
Philadelphia Gas Works Co., Series A, Rev., AGM, 4.00%, 08/01/2045	5,000	4,496
Pittsburgh Water & Sewer Authority,
Series B, Rev., AGM, 4.00%, 09/01/2036	500	475
Series B, Rev., AGM, 4.00%, 09/01/2038	500	466
Series B, Rev., AGM, 4.00%, 09/01/2045	2,250	2,026
Series C, Rev., AGM, (SIFMA Municipal Swap Index + 0.65%), 3.11%, 09/01/2040 (aa)	3,110	3,111
Pittsburgh Water & Sewer Authority, Subordinated, Series B, Rev., AGM, 5.00%, 09/01/2031	750	830
Ridley School District, GO, BAM, 5.25%, 11/15/2039	4,545	4,811
School District of Philadelphia (The),
Series A, GO, 5.00%, 09/01/2027	610	638
Series A, GO, 5.00%, 09/01/2031	245	259
Series A, GO, 5.00%, 09/01/2034	375	391
School District of Philadelphia (The), Green Bond,
Series B, GO, 5.00%, 09/01/2027	895	936
Series B, GO, 5.00%, 09/01/2028	1,485	1,561
Series B, GO, 5.00%, 09/01/2029	450	474
Scranton School District, Series E, GO, BAM, 4.00%, 12/01/2037	1,025	960
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Rev., AGM, 5.00%, 02/01/2027	2,250	2,378
Rev., AGM, 5.00%, 02/01/2028	2,590	2,759
State Public School Building Authority, Montgomery County Community College, Rev., 5.50%, 05/01/2033 (p)	1,000	1,014
State Public School Building Authority, Northampton County Area Community,
Rev., BAM, 4.00%, 03/01/2029	1,000	1,016
Rev., BAM, 4.00%, 03/01/2030	640	648
Rev., BAM, 4.00%, 03/01/2031	500	505
Rev., BAM, 5.00%, 03/01/2027	715	754
Rev., BAM, 5.00%, 03/01/2028	755	804

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
State Public School Building Authority, Philadelphia School District, Rev., AGM, 5.00%, 06/01/2030	3,480	3,601
Westmoreland County Industrial Development Authority, Excela Health Project,
Series A, Rev., 4.00%, 07/01/2025	575	572
Series A, Rev., 4.00%, 07/01/2026	1,250	1,236
Series A, Rev., 5.00%, 07/01/2028	1,400	1,449

		272,907

Puerto Rico — 0.9%
Commonwealth of Puerto Rico, Restructured,
Series A1, GO, 4.00%, 07/01/2033	481	423
Series A1, GO, 4.00%, 07/01/2035	433	370
Series A1, GO, 4.00%, 07/01/2037	371	305
Series A1, GO, 4.00%, 07/01/2041	505	394
Series A1, GO, 4.00%, 07/01/2046	525	393
Series A1, GO, 5.25%, 07/01/2023	1,267	1,273
Series A1, GO, 5.38%, 07/01/2025	536	541
Series A1, GO, 5.63%, 07/01/2027	6,045	6,171
Series A1, GO, 5.63%, 07/01/2029	1,523	1,557
Series A1, GO, 5.75%, 07/01/2031	2,008	2,047
Series A, GO, Zero Coupon, 07/01/2024	161	148
Series A, GO, Zero Coupon, 07/01/2033	6,410	3,533
Commonwealth of Puerto Rico, Subordinate, Note Claims, Series CW, 0.00%, 11/01/2043 (z)	2,404	1,202
Puerto Rico Electric Power Authority,
Series AAA, Rev., 5.25%, 07/01/2023 (d)	100	74
Series AAA, Rev., 5.25%, 07/01/2024 (d)	2,450	1,819
Series CCC, Rev., 4.63%, 07/01/2025 (d)	100	74
Series DDD, Rev., 5.00%, 07/01/2020 (d)	570	422
Series NN, Rev., NATL, 4.75%, 07/01/2033	30	29
Series TT, Rev., 5.00%, 07/01/2020 (d)	285	211
Series TT, Rev., 5.00%, 07/01/2021 (d)	100	74
Series TT, Rev., 5.00%, 07/01/2037 (d)	1,200	891
Series XX, Rev., 4.63%, 07/01/2025 (d)	100	74
Series XX, Rev., 4.75%, 07/01/2026 (d)	295	218
Series ZZ, Rev., 4.25%, 07/01/2020 (d)	470	343
Series ZZ, Rev., 5.25%, 07/01/2019 (d)	580	429
Series ZZ, Rev., 5.25%, 07/01/2023 (d)	500	371
Puerto Rico Electric Power Authority, Libor, Series UU, Rev., AGM, (ICE LIBOR USD 3 Month * 0.67 + 0.52%), 2.05%, 07/01/2029 (aa)	325	304
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured,
Series A1, Rev., Zero Coupon, 07/01/2031	2,925	1,860
Series A1, Rev., 4.75%, 07/01/2053	1,000	854
Series A1, Rev., 5.00%, 07/01/2058	5,000	4,414
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured,
Series A1, Rev., 4.55%, 07/01/2040	1,385	1,231
Series A2, Rev., 4.33%, 07/01/2040	12,100	10,451

		42,500

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Rhode Island — 0.1%
Rhode Island Housing and Mortgage Finance Corp., Series 71, Rev., GNMA COLL, 3.75%, 10/01/2049	420	412
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity,
Series 73A, Rev., 0.95%, 04/01/2026	500	452
Series 73A, Rev., 1.10%, 04/01/2027	300	265
Series 73A, Rev., 1.65%, 10/01/2029	715	614
Series 73A, Rev., 3.00%, 10/01/2050	1,315	1,253
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, Series 75A, Rev., 3.00%, 10/01/2051	2,845	2,687
Rhode Island Student Loan Authority, Senior Bond, Series A, Rev., AMT, 5.00%, 12/01/2029	370	392

		6,075

South Carolina — 1.1%
City of Rock Hill, Combined Utility System, Rev., 5.00%, 01/01/2027	250	261
Columbia Housing Authority, Colonial Bluffs Apartments, Rev., 1.25%, 08/01/2025 (z)	770	734
Columbia Housing Authority, Palmetto Terrace Apartment, Rev., 0.31%, 06/01/2024 (z)	80	78
Lexington County Health Services District, Inc., Lexmed Obligated Group,
Rev., 4.00%, 11/01/2030	1,000	995
Rev., 4.00%, 11/01/2031	1,000	986
Patriots Energy Group Financing Agency, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 10/01/2048 (z)	40	40
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Series S, Rev., 5.00%, 12/01/2048 (z)	1,000	1,038
South Carolina Jobs-Economic Development Authority, McLeod Health Projects, Rev., 5.00%, 11/01/2048	1,000	1,009
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Series A, Rev., 5.00%, 05/01/2030	1,500	1,554
South Carolina Jobs-Economic Development Authority, Prisma Health Obligation Group, Rev., VRDO, 2.85%, 10/07/2022 (z)	3,800	3,800
South Carolina Ports Authority, Rev., AMT, 5.00%, 07/01/2043	5,680	5,690
South Carolina Public Service Authority,
Series A, Rev., 4.00%, 12/01/2033	1,000	922
Series A, Rev., 4.00%, 12/01/2034	2,000	1,822
Series A, Rev., 4.00%, 12/01/2037	2,000	1,780
Series A, Rev., 4.00%, 12/01/2038	520	459
Series A, Rev., 5.00%, 12/01/2024	500	513
Series A, Rev., 5.00%, 12/01/2025	1,000	1,035
Series A, Rev., 5.00%, 12/01/2027	1,525	1,605
Series A, Rev., 5.00%, 12/01/2028	1,700	1,748
Series A, Rev., 5.00%, 12/01/2029	85	90
Series A, Rev., 5.00%, 12/01/2031	4,500	4,709
Series A, Rev., 5.00%, 12/01/2032	1,000	1,039
Series B, Rev., 5.00%, 12/01/2041	1,000	993
South Carolina Public Service Authority, Bond Exchange, Series A, Rev., 5.00%, 12/01/2050	5,000	4,819
South Carolina Public Service Authority, Obligations, Series C, Rev., 5.00%, 12/01/2027	1,600	1,670
South Carolina State Housing Finance & Development Authority,
Series A, Rev., 3.00%, 01/01/2052	745	703
Series A, Rev., 4.00%, 01/01/2052	900	879
Series B, Rev., 3.25%, 01/01/2052	7,580	7,285

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
South Carolina — continued
South Carolina State Housing Finance & Development Authority, James Lewis Jr. Eastside, Rev., FNMA COLL, 0.30%, 09/01/2024 (z)	2,190	2,077
South Carolina State Housing Finance & Development Authority, Villages At Congaree, Rev., 1.25%, 06/01/2025 (z)	895	857
Spartanburg Housing Authority, Connecticut Village Apartments, Rev., 1.05%, 08/01/2025 (z)	625	612
Spartanburg Housing Authority, Hickory Heights And Oakland, Rev., HUD, 0.29%, 10/01/2024 (z)	1,000	970
Spartanburg Regional Health Services District, Services District, Inc.,
Rev., 5.00%, 04/15/2026	565	588
Rev., 5.00%, 04/15/2028	500	524
Rev., 5.00%, 04/15/2033	500	521

		54,405

South Dakota — 0.1%
County of Lincoln, Augustana College Association, Rev., 4.00%, 08/01/2041	250	199
South Dakota Housing Development Authority, Homeownership Mortgage, Series B, Rev., 3.00%, 11/01/2051	2,905	2,748

		2,947

Tennessee — 1.2%
Chattanooga Health Educational & Housing Facility Board, Battery Heights Apartments, Rev., 0.20%, 08/01/2024 (z)	90	87
Chattanooga Health Educational & Housing Facility Board, Commonspirit Health, Series A1, Rev., 5.00%, 08/01/2028	305	316
City of Clarksville Water Sewer & Gas Revenue, Rev., 5.00%, 02/01/2041 (p)	965	1,017
City of Memphis Storm Water System Revenue, Rev., 5.00%, 10/01/2044	3,365	3,502
City of Memphis, Gas System Revenue, Rev., 4.00%, 12/01/2045	2,175	1,945
City of Memphis, Sanitary Sewerage System Revenue, Series B, Rev., 5.00%, 10/01/2022	125	125
County of Coffee, GO, 5.00%, 06/01/2026	250	265
Health Educational and Housing Facility Board of the City of Memphis (The), Tillman Cove Apartments, Rev., HUD, 0.55%, 12/01/2024 (z)	2,275	2,126
Health Educational and Housing Facility Board of the City of Memphis, Memphis Towers Apartments, Rev., 0.25%, 12/01/2023 (z)	2,000	1,982
Knoxville’s Community Development Corp., Austin 1B Apartments Project, Rev., 0.22%, 10/01/2024 (z)	320	305
Memphis-Shelby County Airport Authority,
Rev., AMT, 5.00%, 07/01/2032	270	277
Rev., AMT, 5.00%, 07/01/2043	2,055	2,056
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bond, Vanderbilt University Medical Center, Series A, Rev., 5.00%, 07/01/2040	2,685	2,633
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bonds, Richland Hills Apartments Project, Rev., HUD, 1.25%, 12/01/2024 (z)	5,644	5,486
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bonds, Vanderbilt University Medical, Rev., 5.00%, 07/01/2031	2,785	2,911
Metropolitan Government Nashville & Davidson County Industrial Development Board, Waste Management, Inc. Tenn Project, Rev., AMT, 0.58%, 08/01/2031 (z)	600	560
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue, Rev., 5.00%, 07/01/2025 (p)	50	51
Tennergy Corp., Series A, Rev., 4.00%, 12/01/2051 (z)	5,500	5,329

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Tennessee — continued
Tennessee Energy Acquisition Corp.,
Rev., 4.00%, 11/01/2049 (z)	3,250	3,218
Rev., 5.00%, 05/01/2052 (z)	20,595	20,559
Tennessee Energy Acquisition Corp., Junior, Series B, Rev., 5.63%, 09/01/2026	1,410	1,473
Tennessee Energy Acquisition Corp., Project, Series A, Rev., 4.00%, 05/01/2048 (z)	500	500
Tennessee Housing Development Agency, Residential Finance Program I, Rev., 3.75%, 01/01/2050	260	254

		56,977

Texas — 8.8%
Alamo Community College District, Maintenance Tax Notes, GO, 5.00%, 02/15/2030	500	548
Argyle Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/15/2027	1,000	1,074
Arlington Higher Education Finance Corp.,
Series A, Rev., PSF-GTD, 4.00%, 08/15/2024	200	202
Series A, Rev., PSF-GTD, 4.00%, 08/15/2025	445	452
Series A, Rev., PSF-GTD, 4.00%, 08/15/2026	265	268
Series A, Rev., PSF-GTD, 4.00%, 08/15/2030	425	430
Series A, Rev., PSF-GTD, 5.00%, 08/15/2031	555	613
Arlington Higher Education Finance Corp., Legacy Traditional Schools, Rev., 4.13%, 02/15/2041	815	616
Arlington Higher Education Finance Corp., Legacy Traditional Schools Texas, Rev., 6.00%, 02/15/2042 (e)	250	239
Austin Convention Enterprises, Inc., First Tier Convention Center, Rev., 5.00%, 01/01/2033	1,125	1,112
Barbers Hill Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2033	1,010	1,118
GO, PSF-GTD, 5.00%, 02/15/2035	3,000	3,272
Bexar County Hospital District, Certificates Obligation, GO, 5.00%, 02/15/2031	1,000	1,088
Bexar County Hospital District, Certificates of Obligation,
GO, 5.00%, 02/15/2036 (w)	370	403
GO, 5.00%, 02/15/2037 (w)	230	248
Board of Regents of the University of Texas System,
Series A, Rev., 5.00%, 08/15/2030	1,000	1,110
Series E, Rev., 5.00%, 08/15/2027	1,000	1,076
Brazoria County Toll Road Authority, Subordinated Lien, Series A, Rev., CNTY GTD, 5.00%, 03/01/2033	1,670	1,765
Brazosport Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2027	2,500	2,674
GO, PSF-GTD, 5.00%, 02/15/2029	2,000	2,194
Cameron County Housing Finance Corp., Sunfield Country Apartments, Rev., 0.28%, 02/01/2024 (z)	415	402
Capital Area Housing Finance Corp., Redwood Apartments, Rev., 0.41%, 01/01/2041 (z)	6,605	6,313
Central Texas Regional Mobility Authority,
Series B, Rev., 4.00%, 01/01/2040	800	699
Series B, Rev., 4.00%, 01/01/2051	1,250	1,000
Series B, Rev., 5.00%, 01/01/2037	1,000	1,020
Series B, Rev., 5.00%, 01/01/2046	1,500	1,499
Central Texas Regional Mobility Authority, Senior Lien,
Series B, Rev., 4.00%, 01/01/2039	600	531

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Series B, Rev., 4.00%, 01/01/2040	500	437
Series B, Rev., 5.00%, 01/01/2024	230	233
Series B, Rev., 5.00%, 01/01/2045	3,595	3,607
Series D, Rev., 5.00%, 01/01/2033	480	499
Series E, Rev., 5.00%, 01/01/2045	2,665	2,674
Central Texas Regional Mobility Authority, Subordinated, Series F, Rev., BAN, 5.00%, 01/01/2025	4,770	4,851
Central Texas Regional Mobility Authority, Subordinated Lien, Rev., 5.00%, 01/01/2042 (p)	1,630	1,637
City Austin, Certificates Obligation,
GO, 5.00%, 09/01/2032	1,750	1,920
GO, 5.00%, 09/01/2033	1,100	1,202
GO, 5.00%, 09/01/2034	1,750	1,904
City of Arlington, Tax Increment Reinvestment Zone, Tax Allocation, 4.00%, 08/15/2041	1,000	858
City of Arlington, Water & Wastewater System Revenue, Rev., 5.00%, 06/01/2023	90	91
City of Austin Airport System Revenue,
Rev., AMT, 5.00%, 11/15/2029	1,400	1,469
Rev., AMT, 5.00%, 11/15/2040	1,000	1,007
City of Austin Water & Wastewater System Revenue,
Rev., 4.00%, 11/15/2036	185	179
Rev., 5.00%, 11/15/2039	500	508
Series C, Rev., 5.00%, 11/15/2025	510	537
Series C, Rev., 5.00%, 11/15/2032	1,000	1,093
City of Austin, Airport System Revenue,
Series B, Rev., AMT, 5.00%, 11/15/2030	1,000	1,046
Series B, Rev., AMT, 5.00%, 11/15/2033	1,130	1,143
Series B, Rev., AMT, 5.00%, 11/15/2036	3,335	3,373
City of Austin, Electric Utility Revenue,
Series B, Rev., 5.00%, 11/15/2037	1,505	1,596
Series B, Rev., 5.00%, 11/15/2038	1,340	1,413
Series B, Rev., 5.00%, 11/15/2044	1,000	1,038
City of Austin, Refunding & Public Improvement, GO, 5.00%, 09/01/2033	620	677
City of Austin, Water & Wastewater System Revenue, Rev., 5.00%, 11/15/2041	7,000	7,267
City of Dallas Housing Finance Corp., Midpark Towers, Rev., 0.35%, 01/01/2024 (z)	120	118
City of Dallas, Waterworks & Sewer System Revenue,
Series C, Rev., 4.00%, 10/01/2039	7,470	6,940
Series C, Rev., 4.00%, 10/01/2040	1,000	916
Series C, Rev., 5.00%, 10/01/2029	1,125	1,239
City of Denton Utility System Revenue, Rev., 5.00%, 12/01/2022	1,000	1,003
City of Eagle Pass, Certificates Obligation,
GO, AGM, 4.00%, 03/01/2039	500	469
GO, AGM, 4.00%, 03/01/2041	680	632
City of Fort Worth, GO, 4.00%, 03/01/2030	1,150	1,187
City of Garland, Certificates Obligation, GO, 5.00%, 02/15/2024	275	282
City of Haslet, Improvement Area Second Project, Special Assessment, 3.25%, 09/01/2031 (e)	500	404

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
City of Houston Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 4.00%, 07/01/2040	3,570	3,150
Series A, Rev., AMT, 5.00%, 07/01/2024	1,000	1,021
Series A, Rev., AMT, 5.00%, 07/01/2028	1,000	1,042
Series A, Rev., AMT, 5.00%, 07/01/2034	2,500	2,561
Series B, Rev., 5.00%, 07/01/2027	1,995	2,129
City of Houston Airport System Revenue, United Airlines, Inc. Terminal, Rev., AMT, 4.00%, 07/15/2041	3,365	2,635
City of Houston Combined Utility System Revenue, First Lien, Series A, Rev., 4.00%, 11/15/2033	1,200	1,201
City of Houston Hotel Occupancy Tax & Special Revenue, Convention & Entertainment,
Rev., 4.00%, 09/01/2023	50	50
Rev., 4.00%, 09/01/2024	150	151
Rev., 4.00%, 09/01/2025	45	46
Rev., 4.00%, 09/01/2029	280	283
City of Houston, Airport System Revenue, Series C, Rev., AMT, 5.00%, 07/01/2028	470	490
City of Houston, Airport System Revenue, Special Facilities, United Airlines, Inc., Rev., AMT, 5.00%, 07/15/2028	600	600
City of Houston, Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 5.00%, 07/01/2028	890	927
Series B, Rev., 5.00%, 07/01/2026	1,000	1,055
City of Houston, Combined Utility System Revenue, First Lien,
Series A, Rev., 5.00%, 11/15/2029	1,100	1,213
Series C, Rev., 5.00%, 11/15/2029	1,850	2,029
City of Justin, Timberbrook Public Improvement, Special Assessment, 3.00%, 09/01/2031 (e)	315	266
City of Kyle, 6 Creeks Public Improvement, Special Assessment, 2.63%, 09/01/2025 (e)	330	302
City of Laredo, Certificates Obligation, GO, 5.00%, 02/15/2033	1,070	1,130
City of Lubbock Electric Light & Power System Revenue,
Rev., 5.00%, 04/15/2026	800	840
Rev., 5.00%, 04/15/2027	785	833
Rev., 5.00%, 04/15/2028	900	964
City of McKinney Waterworks & Sewer System Revenue, Rev., 5.00%, 03/15/2026	350	369
City of Mesquite, Waterworks & Sewer System Revenue, Rev., 4.00%, 03/01/2023	95	95
City of Palestine, Certificates Obligation, GO, AGM, 4.00%, 02/15/2046	5,000	4,355
City of San Antonio Electric & Gas Systems Revenue,
Rev., 4.00%, 02/01/2030	1,660	1,698
Rev., 5.00%, 02/01/2025	3,095	3,212
City of San Antonio Electric & Gas Systems Revenue, Junior Lien,
Rev., 4.00%, 02/01/2037	1,000	935
Rev., 5.00%, 02/01/2048 (p)	160	161
Series 2019, Rev., 2.75%, 02/01/2048 (z)	2,000	1,999
Series D, Rev., 1.13%, 12/01/2045 (z)	6,510	5,775
City of San Antonio, Electric & Gas Systems Revenue, Rev., 4.00%, 02/01/2027	3,000	3,075
City of San Antonio, Electric & Gas Systems Revenue, Junior Lien, Rev., 5.00%, 02/01/2043 (p)	4,350	4,377
Cleburne Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2036	1,065	1,111

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Clifton Higher Education Finance Corp., Idea Public School,
Series A, Rev., 4.00%, 08/15/2035	415	384
Series A, Rev., 4.00%, 08/15/2047	1,300	1,090
Series T, Rev., PSF-GTD, 4.00%, 08/15/2036	700	673
Series T, Rev., PSF-GTD, 4.00%, 08/15/2047	1,175	1,051
Series T, Rev., PSF-GTD, 5.00%, 08/15/2023	60	61
Series T, Rev., PSF-GTD, 5.00%, 08/15/2024	65	67
Series T, Rev., PSF-GTD, 5.00%, 08/15/2025	70	73
Series T, Rev., PSF-GTD, 5.00%, 08/15/2026	55	58
Series T, Rev., PSF-GTD, 5.00%, 08/15/2027	30	32
Series T, Rev., PSF-GTD, 5.00%, 08/15/2028	40	43
Series T, Rev., PSF-GTD, 5.00%, 08/15/2030	215	234
Clifton Higher Education Finance Corp., Idea Public Schools, Rev., PSF-GTD, 5.00%, 08/15/2026	1,840	1,932
Clifton Higher Education Finance Corp., International Leadership of Texas,
Rev., PSF-GTD, 4.00%, 08/15/2023	75	76
Rev., PSF-GTD, 4.00%, 08/15/2024	115	116
Rev., PSF-GTD, 4.00%, 08/15/2025	145	147
Conroe Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2024	750	768
County of Bexar,
GO, 4.00%, 06/15/2040	11,085	10,338
GO, 5.00%, 06/15/2031 (p)	1,500	1,594
County of Dallas, Certificates of Obligation, GO, 5.00%, 08/15/2041	2,550	2,740
County of El Paso, Series A, GO, 5.00%, 02/15/2027	1,430	1,504
County of Harris,
Series A, GO, 5.00%, 10/01/2022	4,615	4,615
Series A, GO, 5.00%, 10/01/2024	1,900	1,970
Series A, GO, 5.00%, 10/01/2029	1,150	1,268
Series A, GO, 5.00%, 10/01/2035	375	407
County of Harris, Road Bonds, Series A, GO, 5.00%, 10/01/2022	100	100
County of Harris, Subordinate, Series A, GO, 5.00%, 08/15/2026	1,750	1,856
County of Nueces, GO, 5.00%, 02/15/2029	460	498
Cypress-Fairbanks Independent School District, School Building, Series B2, GO, PSF-GTD, 0.28%, 02/15/2040 (z)	1,410	1,330
Dallas Area Rapid Transit, Series A, Rev., 5.00%, 12/01/2046 (p)	2,000	2,103
Dallas Area Rapid Transit, Senior Lien, Rev., 5.00%, 12/01/2032	1,000	1,091
Dallas Fort Worth International Airport,
Series B, Rev., 5.00%, 11/01/2050	4,000	4,103
Series E, Rev., 5.00%, 11/01/2023	85	85
Dallas Fort Worth International Airport, Dallas Fort Worth International,
Rev., 5.00%, 11/01/2025	1,825	1,910
Rev., 5.00%, 11/01/2026	2,850	3,022
Dallas/Fort Worth, International Airport, Series C, Rev., AMT, 5.13%, 11/01/2043 (p)	350	351
Deer Park Independent School District, GO, VRDO, PSF-GTD, 0.16%, 10/03/2022 (z)	930	930
Del Valle Independent School District,
GO, PSF-GTD, 4.00%, 06/15/2031	3,085	3,204

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
GO, PSF-GTD, 4.00%, 06/15/2032	3,405	3,512
GO, PSF-GTD, 4.00%, 06/15/2033	5,740	5,890
GO, PSF-GTD, 4.00%, 06/15/2034	3,280	3,320
GO, PSF-GTD, 5.00%, 06/15/2026	1,750	1,855
Denton Independent School District, GO, PSF-GTD, 5.00%, 08/15/2027	1,000	1,077
Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD, 5.00%, 08/15/2026	1,000	1,069
Forney Independent School District, Series B, GO, PSF-GTD, 5.00%, 08/15/2033	1,555	1,706
Fort Bend Grand Parkway Toll Road Authority,
Series A, Rev., CNTY GTD, 5.00%, 03/01/2026	750	789
Series A, Rev., CNTY GTD, 5.00%, 03/01/2027	285	304
Series A, Rev., CNTY GTD, 5.00%, 03/01/2029	890	968
Series A, Rev., CNTY GTD, 5.00%, 03/01/2030	1,000	1,098
Fort Bend Independent School District,
Series B, GO, PSF-GTD, 0.72%, 08/01/2051 (z)	640	570
Series B, GO, PSF-GTD, 0.88%, 08/01/2050 (z)	860	771
Frisco Independent School District, school Building, Series A, GO, PSF-GTD, 4.00%, 08/15/2032	2,140	2,174
Galveston Independent School District, GO, PSF-GTD, 5.00%, 02/01/2031	670	733
Galveston Public Facility Corp., The Oleanders At Broadway, Rev., HUD, 0.47%, 08/01/2025 (z)	560	522
Goose Creek Consolidated Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	900	950
Grand Parkway Transportation Corp., Grand Parkway System, Rev., 4.00%, 10/01/2045	10,125	8,917
Grand Parkway Transportation Corp., Subordinated Tier Toll, Series B, Rev., 5.00%, 04/01/2053 (p)	100	102
Gregory-Portland Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2023	1,000	1,007
Hale Center Education Facilities Corp., Wayland Baptist University Project, Rev., 5.00%, 03/01/2034	1,265	1,254
Harlandale Independent School District, GO, PSF-GTD, 0.75%, 08/15/2045 (z)	465	431
Harlandale Independent School District, Variable Maintenance Tax Notes, GO, BAM, 2.00%, 08/15/2040 (z)	350	340
Harlingen Consolidated Independent School District, GO, PSF-GTD, 5.00%, 08/15/2024	80	83
Harris County Cultural Education Facilities Finance Corp., Medical Facilities Mortgage Revenue, Rev., (ICE LIBOR USD 1 Month * 0.70 + 0.65%), 2.45%, 11/15/2046 (aa)	1,130	1,128
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital,
Rev., 4.00%, 10/01/2041	3,205	2,916
Rev., 5.00%, 10/01/2051 (z)	3,000	3,192
Harris County Cultural Education Facilities Finance Corp., Texas Medical Center, Series A, Rev., 0.90%, 05/15/2050 (z)	6,315	5,724
Harris County Flood Control District, Series A, GO, 5.00%, 10/01/2029	1,700	1,876
Harris County Toll Road Authority, First Lien, Rev., 5.00%, 08/15/2030	1,200	1,327
Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann, Rev., 5.00%, 06/01/2032 (z)	1,000	1,028
Harris County, Toll Road Authority, Senior Lien, Series A, Rev., 5.00%, 08/15/2024	100	104
Hidalgo County Regional Mobility Authority, Senior Lien,
Series A, Rev., 5.00%, 12/01/2032	1,000	1,017

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Series A, Rev., 5.00%, 12/01/2033	575	582
Series A, Rev., 5.00%, 12/01/2034	750	756
Housing Options, Inc., The Oaks Project, Rev., 0.50%, 08/01/2041 (z)	240	220
Houston Higher Education Finance Corp., Houston Baptist University, Rev., 4.00%, 10/01/2051	1,100	823
Houston Housing Finance Corp., Temenos Place Apartments, Rev., 0.29%, 08/01/2024 (z)	60	58
Katy Independent School District, Series B, GO, PSF-GTD, 5.00%, 02/15/2036	2,475	2,578
Kilgore Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	450	474
Lake Houston Redevelopment Authority, Rev., 4.00%, 09/01/2035	250	223
Longview Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	575	579
Love Field Airport Modernization Corp., Southwest Airlines Co. Project, Rev., AMT, 5.00%, 11/01/2028	2,000	2,001
Lower Colorado River Authority,
Rev., AGM, 5.00%, 05/15/2031	2,795	3,056
Rev., AGM, 5.00%, 05/15/2032	5,040	5,499
Lower Colorado River Authority, LCRA Transmission Services,
Rev., 5.00%, 05/15/2023	2,265	2,289
Rev., 5.00%, 05/15/2027	700	746
Lower Colorado, River Authority, Transmission Services Contract, Rev., 5.00%, 05/15/2029	100	109
Matagorda County Navigation District No. 1, Central Power and Light Co., Rev., AMT, 0.90%, 05/01/2030 (z)	4,945	4,811
Medina Valley Independent School District, GO, PSF-GTD, 0.82%, 02/15/2051 (z)	615	544
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Contractual Obligation, Series B, Rev., 5.00%, 11/01/2025	435	457
Midland County Public Facility Corp., Palladium West Francis, Rev., 0.35%, 06/01/2024 (z)	3,000	2,930
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A, Rev., 5.00%, 08/15/2047	1,000	1,014
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Rev., 4.00%, 11/01/2049	100	77
Newark Higher Education Finance Corp., Austin Achieve Public Schools, Rev., PSF-GTD, 5.00%, 06/15/2038	1,365	1,425
North Central Texas Housing Finance Corp., Bluebonnet Ridge Apartment, Rev., 0.38%, 08/01/2040 (z)	505	472
North East Independent School District, Series C, GO, PSF-GTD, 2.05%, 08/01/2046 (z)	2,665	2,628
North Fort Bend Water Authority, Rev., BAM, 5.00%, 12/15/2026	1,520	1,618
North Texas Municipal Water District Water System Revenue, Rev., 3.00%, 09/01/2041	575	447
North Texas Tollway Authority, Series B, Rev., 5.00%, 01/01/2027	1,150	1,187
North Texas Tollway Authority, Capital Appreciation, First Tier, Rev., AGC, Zero Coupon, 01/01/2030	1,500	1,120
North Texas Tollway Authority, First Tier, Series A, Rev., 5.00%, 01/01/2025	390	391
North Texas Tollway Authority, First Tier Bonds,
Series A, Rev., 4.00%, 01/01/2035	2,000	1,915
Series A, Rev., 5.00%, 01/01/2037 (w)	1,500	1,584
Series A, Rev., 5.00%, 01/01/2040 (w)	4,000	4,178
North Texas Tollway Authority, Second Tier,
Series B, Rev., 4.00%, 01/01/2035	1,000	938
Series B, Rev., 5.00%, 01/01/2027	215	225

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Series B, Rev., 5.00%, 01/01/2033	1,000	1,045
North Texas Tollway Authority, System First Tier, Rev., 5.00%, 01/01/2023 (p)	365	367
Northside Independent School District, GO, PSF-GTD, 0.70%, 06/01/2050 (z)	13,550	12,078
Odessa Junior College District, Consolidated Fund,
Rev., AGM, 4.00%, 07/01/2024	1,000	1,012
Rev., AGM, 4.00%, 07/01/2026	1,015	1,035
Pasadena Independent School District, GO, PSF-GTD, 5.00%, 02/15/2047	2,000	2,118
Pearland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,000	1,057
Permanent University Fund - University of Texas System, Permanent University Fund Bonds, Rev., 5.00%, 07/01/2028 (w)	800	869
Port Authority of Houston of Harris County Texas,
Rev., 5.00%, 10/01/2026	850	904
Rev., 5.00%, 10/01/2028	1,250	1,361
Rev., 5.00%, 10/01/2029	1,250	1,369
Port Beaumont Navigation District, Jefferson Gulf Coast Energy,
Rev., AMT, 2.00%, 01/01/2027 (e)	550	479
Rev., AMT, 2.25%, 01/01/2029 (e)	800	655
Rev., AMT, 2.88%, 01/01/2041 (e)	120	78
Port of Beaumont Industrial Development Authority, Taxable Jefferson Gulf Coast Energy, Rev., 4.10%, 01/01/2028 (e)	3,000	2,348
Prosper Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2030	25	28
Rockwall Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2038	1,000	1,078
Round Rock Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/01/2031	1,000	1,092
San Antonio Education Facilities Corp., University of The Incarnate Word,
Rev., 4.00%, 04/01/2038	2,065	1,767
Rev., 4.00%, 04/01/2041	1,000	830
San Antonio Housing Trust Finance Corp., The Arbors At West Avenue, Rev., HUD, 1.45%, 03/01/2026 (z)	805	759
San Antonio Water System, Series 2013F, Rev., 1.00%, 05/01/2043 (z)	5,000	4,423
Spring Branch Independent School District, GO, PSF-GTD, 5.00%, 02/01/2023	65	65
State of Texas, Series B, GO, 4.00%, 08/01/2030	60	61
State of Texas, Mobility Fund, Series B, GO, 5.00%, 10/01/2032	14,655	15,294
State of Texas, Water Financial Assistance,
GO, 5.00%, 08/01/2024	125	129
Series B, GO, 5.00%, 08/01/2037	1,000	1,036
Strategic Housing Finance Corp. of Travis County, ECG Yager LP Yager, Rev., 0.46%, 09/01/2041 (z)	2,500	2,276
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health, Series A, Rev., 5.00%, 11/15/2045	2,195	2,194
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B, Rev., 5.00%, 07/01/2035	1,110	1,142
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Taxable,
Rev., AGM, 1.36%, 09/01/2024	800	751
Rev., AGM, 1.39%, 09/01/2025	600	543

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas,
Rev., 5.00%, 10/01/2030	1,000	1,097
Rev., 5.00%, 10/01/2037	1,000	1,051
Texas Department of Housing & Community Affairs, Series A, Rev., GNMA COLL, 4.00%, 03/01/2050	420	412
Texas Department of Housing & Community Affairs, Corona Del Valle, Rev., HUD, 0.37%, 08/01/2025 (z)	380	369
Texas Department of Housing & Community Affairs, Palladium Simpson Stuart Apartments, Rev., 0.35%, 01/01/2025 (z)	1,290	1,232
Texas Department of Housing & Community Affairs, Social Bond, Series A, Rev., GNMA, 3.50%, 07/01/2052	1,150	1,098
Texas Department of Housing & Community Affairs, Social Bonds, Series A, Rev., GNMA, 3.00%, 01/01/2052	2,260	2,127
Texas Municipal Gas Acquisition & Supply Corp. III,
Rev., 5.00%, 12/15/2022	200	200
Rev., 5.00%, 12/15/2023	1,215	1,225
Rev., 5.00%, 12/15/2024	835	846
Rev., 5.00%, 12/15/2025	1,305	1,328
Rev., 5.00%, 12/15/2028	4,950	5,091
Rev., 5.00%, 12/15/2030	3,300	3,395
Rev., 5.00%, 12/15/2031	2,000	2,052
Texas Municipal Gas Acquisition and Supply Corp. I, Series D, Rev., 6.25%, 12/15/2026	6,050	6,286
Texas Municipal Power Agency, Rev., AGM, 3.00%, 09/01/2038	500	395
Texas Private Activity Bond Surface Transportation Corp., Rev., AMT, 5.00%, 06/30/2058	10,920	9,974
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group,
Rev., 4.00%, 12/31/2030	3,970	3,746
Rev., 4.00%, 06/30/2033	1,000	917
Texas State Affordable Housing Corp., Las Palmas Villa, Rev., HUD, 0.25%, 12/01/2024 (z)	1,140	1,134
Texas Transportation Commission, Transportation Commission Mobility, GO, 0.65%, 10/01/2041 (z)	4,500	4,035
Texas Water Development Board, Master Trust, Rev., 4.00%, 10/15/2033	1,000	1,011
Texas Water Development Board, Revolving Fund,
Rev., 4.00%, 08/01/2038	500	474
Rev., 5.00%, 08/01/2024	250	258
Rev., 5.00%, 08/01/2028	125	136
Series A, Rev., 5.00%, 10/15/2028	100	108
Texas Water Development Board, State Water Implementation Fund,
Series A, Rev., 4.00%, 10/15/2033	1,900	1,922
Series A, Rev., 5.00%, 04/15/2026	100	106
Series A, Rev., 5.00%, 10/15/2030	500	523
Series A, Rev., 5.00%, 10/15/2047	2,480	2,584
Series B, Rev., 5.00%, 04/15/2049	11,535	11,905
Texas Water Development Board, State Water Implementation Revenue, Rev., 5.25%, 10/15/2046	2,000	2,096
Tomball Independent School District, School Building, Series B2, GO, PSF-GTD, 0.26%, 02/15/2039 (z)	3,055	2,871
Travis County Housing Finance Corp., Montopolis Apartments, Rev., 0.40%, 07/01/2041 (z)	1,930	1,802
Trinity River Authority Central Regional Wastewater System Revenue, Rev., 5.00%, 08/01/2029	1,500	1,643
University of Texas, Series C, Rev., 5.00%, 08/15/2028	100	109

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Upper Trinity Regional Water District, Rev., 4.00%, 08/01/2024	900	909
Upper Trinity Regional Water District, Regional Treated Water Supply, Rev., BAM, 3.00%, 08/01/2023	715	713
Uptown Development Authority,
Tax Allocation, 4.00%, 09/01/2033	400	360
Tax Allocation, 4.00%, 09/01/2035	995	876
Waco Educational Finance Corp., Baylor University Issue, Series A, Rev., 4.00%, 03/01/2036	750	698

		436,384

Utah — 0.5%
City of Salt Lake City Airport Revenue, Series A, Rev., AMT, 5.00%, 07/01/2037	5,000	5,070
County of Utah, IHC Health Services, Inc., Series B, Rev., 5.00%, 05/15/2060 (z)	2,625	2,746
Downtown East Streetcar Sewer Public Infrastructure District, Senior Lien, Series A, GO, 6.00%, 03/01/2053 (e)	1,415	1,309
Granite School District Board of Education, GO, SCH BD GTY, 5.00%, 06/01/2024	150	154
Intermountain Power Agency, Series A, Rev., 5.00%, 07/01/2030	500	555
Provo School District, GO, SCH BD GTY, 5.00%, 06/15/2028	2,000	2,178
Red Bridge Public Infrastructure District No. 1, Senior Infrastructure District, Series 1A, GO, 3.63%, 02/01/2035 (e)	600	469
State of Utah,
GO, 5.00%, 07/01/2024	100	103
GO, 5.00%, 07/01/2030	2,000	2,199
Series B, GO, 5.00%, 07/01/2025	2,250	2,364
Series B, GO, 5.00%, 07/01/2029	100	110
University of Utah (The), Series A, Rev., 5.00%, 08/01/2039	1,505	1,585
University of Utah, Board of Regents, Series A, Rev., 4.00%, 08/01/2040	1,750	1,640
Utah Housing Corp., Drawdown New City, Rev., HUD, 3.50%, 08/01/2025 (z)	900	889
Utah Transit Authority, Series A, Rev., 5.25%, 06/15/2023	85	86
Vineyard Redevelopment Agency,
Tax Allocation, AGM, 5.00%, 05/01/2023	725	733
Tax Allocation, AGM, 5.00%, 05/01/2024	190	195
Tax Allocation, AGM, 5.00%, 05/01/2025	615	639

		23,024

Vermont — 0.0% (g)
Vermont Housing Finance Agency, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 11/01/2049	340	334
Vermont Municipal Bond Bank, Vermont State Colleges System, Series A, Rev., 4.00%, 10/01/2034	250	252
Vermont Student Assistance Corp., Series A, Rev., AMT, 2.38%, 06/15/2039	680	567

		1,153

Virgin Islands — 0.0% (g)
Matching Fund Special Purpose Securitization Corp., Series A, Rev., 5.00%, 10/01/2027	1,505	1,546

Virginia — 1.7%
Albemarle County Economic Development Authority, Westminster Canterbury of the Blue Ridge, Rev., 4.00%, 06/01/2035	1,365	1,240
Chesapeake Hospital Authority, Chesapeake Regional Medical Center, Rev., 5.00%, 07/01/2030	300	313

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Virginia — continued
Chesapeake Hospital Authority, Regional Medical Center, Rev., 5.00%, 07/01/2028	550	577
County of Fairfax, Public Improvement, Series A, GO, 5.00%, 10/01/2031 (p)	945	1,001
County of Fairfax, Sewer Revenue, Series B, Rev., 4.00%, 07/15/2038	500	484
Fairfax County Industrial Development Authority, Inova Health System Project, Rev., 5.00%, 05/15/2029	2,000	2,172
Fairfax County Redevelopment & Housing Authority, Arrowbrook Apartments Project, Rev., 0.41%, 01/01/2041 (z)	225	213
Fairfax County Redevelopment & Housing Authority, One University Senior Apartments, Rev., 1.25%, 12/01/2025 (z)	4,680	4,419
FHLMC Multifamily VRD Certificates, Series M67, Rev., 2.25%, 12/15/2037	985	785
Hampton Roads Transportation Accountability Commission, Senior Lien,
Series A, Rev., 5.00%, 07/01/2031	1,500	1,656
Series A, Rev., 5.00%, 07/01/2032	4,495	4,945
Series A, Rev., 5.00%, 07/01/2038 (p)	1,000	1,085
Series A, Rev., 5.00%, 07/01/2039	2,100	2,238
Henrico County Economic Development Authority, Westminster Canterbury Richmond, Rev., 5.00%, 10/01/2042	100	103
Hopewell Redevelopment & Housing Authority, Hopewell Heights Apartment, Rev., HUD, 0.49%, 12/01/2024 (z)	750	720
James City County Economic Development Authority, Williamsburg Landing, Series A, Rev., 4.00%, 12/01/2035	150	128
Louisa Industrial Development Authority, Virginia Electric And Power Co. Project, Series B, Rev., 0.75%, 11/01/2035 (z)	2,125	1,943
Lynchburg Economic Development Authority, Centra Health Obligation Group,
Rev., 4.00%, 01/01/2038	1,100	989
Rev., 5.00%, 01/01/2029	700	731
Norfolk Airport Authority, Rev., 5.00%, 07/01/2038	1,175	1,215
Upper Occoquan Sewage Authority,
Rev., 4.00%, 07/01/2033 (p)	2,630	2,685
Rev., 5.00%, 07/01/2027 (p)	2,485	2,603
Virginia Beach Development Authority, Westminster Canterbury, Rev., 5.00%, 09/01/2044	2,215	2,002
Virginia College Building Authority, Series B, Rev., 5.00%, 09/01/2023	1,000	1,017
Virginia College Building Authority, 21st Century College and Equipment,
Rev., 5.00%, 02/01/2033	3,750	4,099
Rev., 5.00%, 02/01/2029	1,000	1,096
Virginia College Building Authority, Marymount University Project, Series A, Rev., 5.00%, 07/01/2045 (e)	1,000	929
Virginia College Building Authority, Regent University Project, Rev., 5.00%, 06/01/2023	165	166
Virginia Commonwealth Transportation Board, Rev., 5.00%, 05/15/2027	1,500	1,624
Virginia Public Building Authority, Series A, Rev., 4.00%, 08/01/2027 (p)	2,000	2,014
Virginia Public Building Authority, Bidding Group 1, Series A, Rev., 5.00%, 08/01/2033	1,000	1,117
Virginia Resources Authority, Series A, Rev., 5.00%, 11/01/2024 (p)	105	107
Virginia Resources Authority, Virginia Pooled Financing, Rev., 5.00%, 11/01/2028	1,510	1,648
Virginia Resources Authority, Virginia Pooled Financing Program, Rev., 5.00%, 11/01/2028	1,000	1,093

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Virginia — continued
Virginia Small Business Financing Authority, Lifespire of Virginia,
Rev., 3.00%, 12/01/2022	50	50
Rev., 3.00%, 12/01/2023	35	34
Virginia Small Business Financing Authority, National Senior Campuses,
Series A, Rev., 5.00%, 01/01/2025	700	715
Series A, Rev., 5.00%, 01/01/2032	1,500	1,565
Virginia Small Business Financing Authority, Senior Lien 95 Express,
Rev., AMT, 5.00%, 07/01/2032	400	409
Rev., AMT, 5.00%, 01/01/2036	200	202
Rev., AMT, 5.00%, 07/01/2037	1,000	1,005
Virginia Small Business Financing Authority, Senior Lien, 495 Hot,
Rev., AMT, 5.00%, 06/30/2040	3,735	3,744
Rev., AMT, 5.00%, 06/30/2041	3,470	3,471
Rev., AMT, 5.00%, 12/31/2047	1,000	977
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River,
Rev., AMT, 3.00%, 01/01/2041	8,740	6,313
Rev., AMT, 4.00%, 01/01/2030	3,125	3,016
Rev., AMT, 4.00%, 01/01/2033	1,500	1,404
Rev., AMT, 4.00%, 01/01/2034	2,250	2,081
Virginia Small Business Financing Authority, Transform 66 P3 Project,
Rev., AMT, 5.00%, 12/31/2049	1,500	1,419
Rev., AMT, 5.00%, 12/31/2056	6,000	5,574
Wise County Industrial Development Authority, Electric and Power Company Project, Series A, Rev., 0.75%, 10/01/2040 (z)	4,500	4,114

		85,250

Washington — 3.0%
Central Puget Sound Regional Transit Authority, Green Bond, Series S1, Rev., 5.00%, 11/01/2035 (p)	1,085	1,143
Chelan County Public Utility District No. 1, Series C, Rev., AMT, 5.00%, 07/01/2026	1,285	1,348
City of Seattle Municipal Light & Power Revenue, Series B, Rev., (SIFMA Municipal Swap Index + 0.25%), 2.71%, 05/01/2045 (aa)	2,960	2,881
City of Seattle Municipal Light & Power Revenue, Green Bond, Series A, Rev., 4.00%, 07/01/2040	1,300	1,212
City of Seattle, Drainage & Wastewater Revenue, Rev., 4.00%, 05/01/2044	945	858
City of Seattle, Municipal Light & Power Revenue, Rev., 4.00%, 09/01/2040	1,000	932
Clark County Public Utility District No. 1, Rev., 4.00%, 01/01/2034	665	667
County of Grant, GO, 5.25%, 12/01/2047	1,000	1,062
County of King, Series A, GO, 5.00%, 12/01/2034	1,335	1,457
County of King, Sewer Revenue, Rev., AGM, 5.00%, 01/01/2047	5,000	5,120
Energy Northwest Washington, Project 3 Electric Revenue, Series C, Rev., 5.00%, 07/01/2027	100	108
Everett Housing Authority, Baker Heights Legacy, Rev., 0.30%, 09/01/2024 (z)	575	556
Grant County, Public Utility District No. 2, Electric Revenue,
Series 2017-O, Rev., 5.00%, 01/01/2047	4,950	5,161
Series R, Rev., 2.00%, 01/01/2044 (z)	1,500	1,439
HopeSource III Portfolio Projects, Rev., 1.25%, 01/01/2025 (z)	2,765	2,659
King & Snohomish Counties School District No. 417 Northshore, GO, SCH BD GTY, 4.00%, 12/01/2032	1,000	1,008

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
King County Housing Authority, Rev., 5.00%, 11/01/2029	1,325	1,432
Pierce County School District No. 10 Tacoma, Social Bonds, Series B, GO, SCH BD GTY, 4.00%, 12/01/2042	10,000	9,120
Port of Seattle, Series C, Rev., AMT, 5.00%, 04/01/2028	500	513
Port of Seattle, Intermediate Lien,
Rev., AMT, 5.00%, 04/01/2028	2,250	2,363
Rev., AMT, 5.00%, 08/01/2028	1,000	1,053
Rev., AMT, 5.00%, 04/01/2030	4,000	4,200
Rev., AMT, 5.00%, 04/01/2032	2,110	2,207
Rev., AMT, 5.00%, 04/01/2044	2,000	2,001
Rev., AMT, 5.00%, 08/01/2046	3,500	3,483
Rev., AMT, 5.00%, 08/01/2047	1,250	1,242
Rev., AMT, 5.50%, 08/01/2047	1,000	1,035
Series C, Rev., AMT, 5.00%, 08/01/2034	5,000	5,170
Seattle Housing Authority, Lam Bow Apartments Project, Rev., 1.25%, 06/01/2024	120	116
Seattle Housing Authority, Northgate Plaza Project, Rev., 1.00%, 06/01/2026	2,045	1,869
Skagit County Public Hospital District No. 1, Improvement Skagit Regional Health, Rev., 5.00%, 12/01/2031	2,145	2,184
Snohomish County School District No. 201 Snohomish, GO, SCH BD GTY, 5.00%, 12/01/2028	1,500	1,640
Spokane County School District No. 81 Spokane, Series C, GO, SCH BD GTY, 5.00%, 12/01/2034	2,000	2,117
State of Washington,
Series 2020A, GO, 5.00%, 08/01/2038	1,500	1,593
Series 2021A, GO, 5.00%, 06/01/2034	1,000	1,085
Series A1, GO, 5.00%, 08/01/2040	13,645	14,071
Series A3, GO, 5.00%, 08/01/2044	1,000	1,064
Series A, GO, 5.00%, 08/01/2036	1,475	1,585
Series A, GO, 5.00%, 08/01/2040	3,890	4,134
Series B, GO, 5.00%, 07/01/2025	75	79
Series B, GO, 5.00%, 06/01/2035	4,760	5,128
Series R, GO, 5.00%, 02/01/2031	1,000	1,114
Series R, GO, 5.00%, 08/01/2031	750	838
Series RC, GO, 5.00%, 08/01/2029	100	108
Series R-2017A, GO, 5.00%, 08/01/2034	1,840	1,929
Series R-2022B, GO, 4.00%, 02/01/2035	500	495
State of Washington, Bid Group, Series C, GO, 5.00%, 02/01/2024	1,000	1,024
State of Washington, MVFT/VRF GO Bonds,
Series F, GO, 5.00%, 06/01/2034	4,080	4,464
Series F, GO, 5.00%, 06/01/2038	2,775	2,979
State of Washington, Various Purpose, Series 2015A1, GO, 5.00%, 08/01/2036	11,200	11,456
Thurston County School District No. 111 Olympia, GO, SCH BD GTY, 5.00%, 12/01/2026	1,275	1,363
Washington Health Care Facilities Authority, Fred Hutchinson Cancer, Series C, Rev., (SIFMA Municipal Swap Index + 1.05%), 3.51%, 01/01/2042 (p) (aa)	13,000	13,012
Washington Health Care Facilities Authority, Multicare Health System, Series B, Rev., 5.00%, 08/15/2037	1,200	1,231

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance,
Rev., 4.00%, 12/01/2040 (e)	860	767
Rev., 4.00%, 09/01/2050	5,000	4,228
Rev., 5.00%, 09/01/2045	1,000	994
Washington State Housing Finance Commission,
Series A1, Rev., 3.50%, 12/20/2035	1,927	1,636
Series 2N, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 12/01/2050	770	733
Washington State Housing Finance Commission, Downtowner Apartments Project, Rev., LIQ: FHLMC, 3.70%, 07/01/2030	2,000	1,922
Washington State Housing Finance Commission, Garden Haus Apartments Project, Rev., 0.37%, 07/01/2024 (z)	350	341
Washington State Housing Finance Commission, Horizon House Project, Rev., 5.00%, 01/01/2023 (e)	275	276
Washington State Housing Finance Commission, Rockwood Retirement Communities, Rev., 3.00%, 07/01/2027 (e)	1,000	876
Washington State Housing Finance Commission, Social Bond, Series 2N, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2051	985	921

		150,802

West Virginia — 0.1%
Marshall University, Series A, Rev., AGM, 5.00%, 05/01/2030	300	327
Monongalia County Commission Excise Tax District, Series A, Rev., 4.13%, 06/01/2043 (e)	500	425
Monongalia County Commission Special District, Refunding and Improvement, University Town Center, Series A, Rev., 5.50%, 06/01/2037 (e)	1,050	1,051
Monongalia County Commission Special District, University Town Center, Series A, Rev., 5.75%, 06/01/2043 (e)	500	501
West Virginia Economic Development Authority, Appalachian Power Company Amos Project, Rev., AMT, 1.00%, 01/01/2041 (z)	2,765	2,468
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 06/01/2038	1,000	1,079
West Virginia University, Series A, Rev., 5.00%, 10/01/2029 (p)	130	130

		5,981

Wisconsin — 2.1%
City of Milwaukee, Promissory Notes, Series N4, GO, 5.00%, 04/01/2030	10,150	10,998
City of Milwaukee, Sewerage System Revenue, Series S7, Rev., 5.00%, 06/01/2026	2,665	2,801
County of Milwaukee, Airport Revenue, Series A, Rev., 5.00%, 12/01/2028	250	269
Public Finance Authority, Appalachian Healthcare System,
Rev., 5.00%, 07/01/2036	350	353
Rev., 5.00%, 07/01/2037	300	301
Rev., 5.00%, 07/01/2039	350	349
Public Finance Authority, Carmelite System, Social Bonds, Rev., 5.00%, 01/01/2045	1,105	1,059
Public Finance Authority, Duke Energy Progress, Rev., 3.70%, 10/01/2046 (z)	1,500	1,453
Public Finance Authority, Lenoir Rhyne University,
Rev., 5.00%, 04/01/2036	1,625	1,534
Rev., 5.00%, 04/01/2037	1,705	1,600
Public Finance Authority, Point College Prep Project,
Rev., 4.00%, 06/15/2030 (e)	200	178
Rev., 5.00%, 06/15/2041 (e)	250	207
Public Finance Authority, Renown Regional Medical Center Project,
Rev., 5.00%, 06/01/2026	500	522
Rev., 5.00%, 06/01/2027	425	444

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
Rev., 5.00%, 06/01/2028	600	630
Rev., 5.00%, 06/01/2034	1,000	1,026
Public Finance Authority, Senior Lien, Grand Hyatt San Antonio Hotel Acquisition Project, Rev., 5.00%, 02/01/2042	4,000	3,688
Public Finance Authority, Sky Harbour Capital LLC, Rev., AMT, 4.00%, 07/01/2036	815	640
Public Finance Authority, United Methodist Retirement, Rev., 4.00%, 10/01/2026	60	59
Public Finance Authority, Variable Ref Providence St. Joseph Health, Series C, Rev., 4.00%, 10/01/2041 (z)	935	927
Public Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 1.10%, 07/01/2029 (z)	1,445	1,289
Rev., AMT, 2.63%, 11/01/2025	5,000	4,774
State of Wisconsin,
Series 1, GO, 5.00%, 05/01/2027	2,400	2,571
Series 3, GO, 5.00%, 11/01/2027	1,000	1,074
Series 20212, GO, 5.00%, 05/01/2026	5,850	6,188
Series B, GO, 4.00%, 05/01/2039	500	480
Series B, GO, 5.00%, 05/01/2035	10,580	11,407
University of Wisconsin Hospitals & Clinics, Green Bond University of Wisconsin Hospital, Rev., 4.00%, 04/01/2035	440	415
Wisconsin Center District, Capital Appreciation Senior Dedicated,
Series C, Rev., AGM, Zero Coupon, 12/15/2036	1,550	781
Series C, Rev., AGM, Zero Coupon, 12/15/2039	1,750	733
Series C, Rev., AGM, Zero Coupon, 12/15/2040	1,650	648
Series D, Rev., AGM, Zero Coupon, 12/15/2028	545	426
Series D, Rev., AGM, Zero Coupon, 12/15/2029	395	295
Wisconsin Department of Transportation, Series A, Rev., 5.00%, 07/01/2027	1,675	1,805
Wisconsin Health & Educational Facilities Authority,
Rev., 5.00%, 10/01/2029	5,940	6,398
Rev., 5.00%, 10/01/2030	6,355	6,923
Wisconsin Health & Educational Facilities Authority Revenue, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2027	500	534
Wisconsin Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Series B1, Rev., 5.00%, 02/15/2052 (z)	2,000	2,050
Wisconsin Health & Educational Facilities Authority, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2036	1,500	1,542
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc.,
Series A, Rev., 5.00%, 04/01/2030	1,280	1,378
Series A, Rev., 5.00%, 04/01/2033	1,010	1,072
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc. Obligated, Rev., 5.00%, 04/01/2035	1,325	1,373
Wisconsin Health & Educational Facilities Authority, Gundersen Health System,
Rev., 4.00%, 10/15/2035	545	512
Rev., 4.00%, 10/15/2036	3,525	3,294
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System,
Rev., 5.00%, 02/15/2051 (z)	2,600	2,701
Series B, Rev., 5.00%, 02/15/2042	1,000	985
Series B, Rev., 5.00%, 02/15/2046	4,550	4,473

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health & Educational Facilities Authority, St. John’s Communities, Inc. Project,
Series A, Rev., 5.00%, 09/15/2045 (p)	1,000	1,015
Series A, Rev., 5.00%, 09/15/2050 (p)	1,725	1,752
Wisconsin Housing & Economic Development Authority,
Series B, Rev., HUD, 0.40%, 05/01/2045 (z)	195	188
Series B, Rev., HUD, 0.50%, 11/01/2050 (z)	245	224
Series D, Rev., 4.00%, 03/01/2047	115	113
Wisconsin Housing & Economic Development Authority, Social Bond, Series A, Rev., 3.00%, 03/01/2052	890	840
Wisconsin Housing & Economic Development Authority, Social Bonds, Series C, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 09/01/2052	1,325	1,247
Wisconsin Rapids School District, GO, 5.00%, 04/01/2026	1,110	1,169

		101,707

Wyoming — 0.2%
County of Laramie, Cheyenne Regional Medical Center,
Rev., 4.00%, 05/01/2026	615	622
Rev., 4.00%, 05/01/2028	460	467
County of Sweetwater, Idaho Power Company Project, Rev., 1.70%, 07/15/2026	1,045	939
Wyoming Community Development Authority,
Series 2, Rev., VRDO, LIQ: Royal Bank of Canada, 2.50%, 10/07/2022 (z)	3,000	3,000
Series 2, Rev., 3.00%, 06/01/2049	1,305	1,245
Series 3, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 06/01/2050	1,575	1,507

		7,780

Total Municipal Bonds (Cost $5,340,108)		4,765,479

Short-Term Investments — 2.9%
Municipal Bonds — 0.3% (t)
City of Los Angeles, Rev., TRAN, 4.00%, 06/29/2023	2,000	2,014
Katy Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	1,000	1,007
Port Authority of Houston of Harris County Texas, Rev., 5.00%, 10/01/2022	2,000	2,000
San Diego Unified School District, Series A, Rev., TRAN, 4.00%, 06/30/2023	825	831
State of Illinois, Series A, GO, 5.00%, 03/01/2023	500	503
Town of Oyster Bay, Notes, GO, 3.00%, 03/09/2023	10,000	9,998

Total Municipal Bonds		16,353

Time Deposits — 2.6%
Australia & New Zealand Banking Group Ltd., 2.43%, 10/03/2022	18,650	18,650
Citibank NA, 2.43%, 10/03/2022	62,610	62,610
Royal Bank of Canada, 2.43%, 10/03/2022	47,559	47,559

Total Time Deposits		128,819

Total Short-Term Investments (Cost $145,278)		145,172

Total Investments — 98.9% (Cost - $5,486,250)*		4,911,224
Other Assets in Excess of Liabilities — 1.1%		56,849

NET ASSETS — 100.0%		$4,968,073

Percentages indicated are based on net assets.

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2022:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	263	12/2022	USD	29,170	(896)
Short Contracts
U.S. Treasury 10 Year Note	(25)	12/2022	USD	(2,943)	141
U.S. Treasury 2 Year Note	(47)	12/2022	USD	(9,655)	2
U.S. Treasury Ultra Bond	(25)	12/2022	USD	(3,696)	271
U.S. Ultra Treasury 10 Year Note	(122)	12/2022	USD	(15,361)	906

					1,320

Total unrealized appreciation (depreciation)					424

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAM	—	Insured by Build America Mutual
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CNTY	—	County
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HUD	—	U.S. Department of Housing and Urban Development
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCH BD GTY	—	School Bond Guaranty
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SONYMA	—	State of New York Mortgage Agency
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of September 30, 2022.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2022.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2022.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Asset-Backed Securities — 2.5%
Ally Auto Receivables Trust, Series 2019-3, Class A3, 1.93%, 05/15/2024	97	97
American Express Credit Account Master Trust,
Series 2022-2, Class A, 3.39%, 05/15/2027	1,350	1,306
Series 2022-3, Class A, 3.75%, 08/15/2027	600	585
AMMC CLO 23 Ltd., (Cayman Islands), Series 2020-23A, Class A1R, (ICE LIBOR USD 3 Month + 1.04%), 3.78%, 10/17/2031 (e) (aa)	1,740	1,705
Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.02%, 02/20/2027 (e)	1,150	1,027
Bain Capital Credit CLO, (Cayman Islands), Series 2019-2A, Class AR, (ICE LIBOR USD 3 Month + 1.10%), 3.84%, 10/17/2032 (e) (aa)	500	485
Barings CLO Ltd., (Cayman Islands), Series 2019-3A, Class A1R, (ICE LIBOR USD 3 Month + 1.07%), 3.78%, 04/20/2031 (e) (aa)	2,000	1,953
BDS LLC, Series 2022-FL11, Class ATS, (CME Term SOFR 1 Month + 1.80%), 4.82%, 03/19/2039 (e) (aa)	1,000	985
BSPRT Issuer Ltd., (Cayman Islands), Series 2021-FL7, Class A, (ICE LIBOR USD 1 Month + 1.32%), 4.14%, 12/15/2038 (e) (aa)	1,770	1,719
Carlyle Global Market Strategies CLO 2015-5 Ltd., (Cayman Islands), Series 2015-5A, Class A1RR, (ICE LIBOR USD 3 Month + 1.08%), 3.79%, 01/20/2032 (e) (aa)	3,750	3,662
Carvana Auto Receivables Trust,
Series 2021-N1, Class A, 0.70%, 01/10/2028	221	210
Series 2022-P1, Class A3, 3.35%, 02/10/2027	1,465	1,420
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 05/15/2030 (e)	675	638
Dell Equipment Finance Trust, Series 2021-2, Class A2, 0.33%, 12/22/2026 (e)	593	585
Discover Card Execution Note Trust, Series 2022-A3, Class A3, 3.56%, 07/15/2027	425	413
Elmwood CLO 19 Ltd., (Cayman Islands), Series 2022-6A, Class A, (CME Term SOFR 3 Month + 2.20%), 0.00%, 10/17/2034 (e) (w) (aa)	1,000	999
Exeter Automobile Receivables Trust,
Series 2021-2A, Class C, 0.98%, 06/15/2026	420	405
Series 2021-3A, Class D, 1.55%, 06/15/2027	855	783
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 07/15/2031 (e)	850	817
Generate CLO 2 Ltd., (Cayman Islands), Series 2A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 3.91%, 01/22/2031 (e) (aa)	2,170	2,121
GM Financial Automobile Leasing Trust,
Series 2022-2, Class A3, 3.42%, 06/20/2025	980	961
Series 2022-3, Class A2A, 4.01%, 10/21/2024	400	398
Series 2022-3, Class A3, 4.01%, 09/22/2025	364	359
GREYWOLF CLO VI Ltd., (Cayman Islands), Series 2018-1A, Class A1, (ICE LIBOR USD 3 Month + 1.03%), 3.80%, 04/26/2031 (e) (aa)	2,460	2,406
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/2027 (e)	1,009	863
Hyundai Auto Lease Securitization Trust, Series 2022-C, Class A2A, 4.34%, 01/15/2025 (e)	1,250	1,245
Jamestown CLO VI-R Ltd., (Cayman Islands), Series 2018-6RA, Class A1, (ICE LIBOR USD 3 Month + 1.15%), 3.93%, 04/25/2030 (e) (aa)	941	922

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Asset-Backed Securities — continued
Lendmark Funding Trust, Series 2021-2A, Class A, 2.00%, 04/20/2032 (e)	915	748
Madison Park Funding XVIII Ltd., (Cayman Islands), Series 2015-18A, Class ARR, (ICE LIBOR USD 3 Month + 0.94%), 3.67%, 10/21/2030 (e) (aa)	9,000	8,819
Mariner Finance Issuance Trust, Series 2021-BA, Class A, 2.10%, 11/20/2036 (e)	895	746
MF1 Ltd., (Cayman Islands), Series 2022-FL8, Class AS, (United States 30 Day Average SOFR + 1.75%), 4.03%, 02/19/2037 (e) (aa)	1,000	969
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (e)	654	576
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061 (e)	1,480	1,253
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/2036 (e)	800	711
Pagaya AI Debt Trust, Series 2022-1, Class A, 2.03%, 10/15/2029 (e)	815	782
Palmer Square Loan Funding Ltd., (Cayman Islands), Series 2022-3A, Class A1A, (CME Term SOFR 3 Month + 1.82%), 0.00%, 04/15/2031 (e) (w) (aa)	10,000	10,000
Race Point VIII CLO Ltd., (Cayman Islands), Series 2013-8A, Class AR2, (ICE LIBOR USD 3 Month + 1.04%), 4.02%, 02/20/2030 (e) (aa)	4,747	4,694
Rad CLO 1 Ltd., (Cayman Islands), Series 2018-1A, Class AR, (ICE LIBOR USD 3 Month + 0.98%), 3.49%, 07/15/2031 (e) (aa)	340	333
Rad CLO 7 Ltd., (Cayman Islands), Series 2020-7A, Class A1, (ICE LIBOR USD 3 Month + 1.20%), 3.94%, 04/17/2033 (e) (aa)	250	243
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 04/15/2026 (e)	1,066	1,022
Santander Drive Auto Receivables Trust,
Series 2022-5, Class A2, 3.98%, 01/15/2025	415	412
Series 2022-6, Class A2, 4.37%, 05/15/2025	415	414
SCF Equipment Leasing LLC,
Series 2019-2A, Class A2, 2.47%, 04/20/2026 (e)	738	727
Series 2021-1A, Class A2, 0.42%, 08/20/2026 (e)	46	46
Series 2021-1A, Class A3, 0.83%, 08/21/2028 (e)	500	477
Series 2021-1A, Class B, 1.37%, 08/20/2029 (e)	1,000	895
STAR Trust, Series 2022-SFR3, Class A, (CME Term SOFR 1 Month + 1.65%), 4.67%, 05/17/2024 (e) (aa)	1,655	1,640
TCW CLO Ltd., (Cayman Islands), Series 2022-1A, Class A1, (CME Term SOFR 3 Month + 1.34%), 2.09%, 04/22/2033 (e) (aa)	500	488
TICP CLO IX Ltd., (Cayman Islands), Series 2017-9A, Class A, (ICE LIBOR USD 3 Month + 1.14%), 3.85%, 01/20/2031 (e) (aa)	1,000	977
Upstart Securitization Trust, Series 2021-5, Class A, 1.31%, 11/20/2031 (e)	1,024	991
Voya CLO Ltd., (Cayman Islands),
Series 2014-2A, Class A1RR, (ICE LIBOR USD 3 Month + 1.02%), 3.76%, 04/17/2030 (e) (aa)	4,937	4,855
Series 2016-1A, Class A1R, (CME Term SOFR 3 Month + 1.33%), 3.81%, 01/20/2031 (e) (aa)	8,500	8,421

Total Asset-Backed Securities (Cost $82,339)		80,308

Collateralized Mortgage Obligations — 0.1%
CSMC,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065 (e) (z)	706	655
Series 2021-NQM3, Class A1, 1.02%, 04/25/2066 (e) (z)	397	329
Series 2022-NQM1, Class A1, 2.27%, 11/25/2066 (e) (z)	936	802
Verus Securitization Trust,
Series 2021-1, Class A1, 0.82%, 01/25/2066 (e) (z)	225	194
Series 2021-3, Class A1, 1.05%, 06/25/2066 (e) (z)	589	482

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Collateralized Mortgage Obligations — continued
Series 2021-R2, Class A1, 0.92%, 02/25/2064 (e) (z)	756	691
Series 2021-R3, Class A1, 1.02%, 04/25/2064 (e) (z)	388	357

Total Collateralized Mortgage Obligations (Cost $3,994)		3,510

Commercial Mortgage-Backed Securities — 0.7%
BBCMS Mortgage Trust, Series 2018-TALL, Class C, (ICE LIBOR USD 1 Month + 1.12%), 3.94%, 03/15/2037 (e) (aa)	1,600	1,447
BWAY Mortgage Trust, Series 2015-1740, Class C, 3.34%, 01/10/2035 (e)	2,750	2,390
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, (ICE LIBOR USD 1 Month + 0.85%), 3.67%, 11/15/2038 (e) (aa)	1,770	1,699
Series 2021-XL2, Class A, (ICE LIBOR USD 1 Month + 0.69%), 3.51%, 10/15/2038 (e) (aa)	840	806
BX Trust, Series 2017-SLCT, Class F, (ICE LIBOR USD 1 Month + 4.38%), 7.19%, 07/15/2034 (e) (aa)	1,700	1,640
BXHPP Trust, Series 2021-FILM, Class B, (ICE LIBOR USD 1 Month + 0.90%), 3.72%, 08/15/2036 (e) (aa)	600	559
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class XA, IO, 1.10%, 02/15/2053 (z)	45,094	2,333
CSMC, Series 2021-BHAR, Class A, (ICE LIBOR USD 1 Month + 1.15%), 3.97%, 11/15/2038 (e) (aa)	2,000	1,911
DBWF Mortgage Trust, Series 2018-GLKS, Class A, (ICE LIBOR USD 1 Month + 1.03%), 4.02%, 12/19/2030 (e) (aa)	452	439
Great Wolf Trust, Series 2019-WOLF, Class A, (ICE LIBOR USD 1 Month + 1.03%), 3.85%, 12/15/2036 (e) (aa)	1,850	1,789
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class A, (ICE LIBOR USD 1 Month + 1.15%), 3.97%, 05/15/2026 (e) (aa)	720	673
Series 2021-ROSS, Class H, (ICE LIBOR USD 1 Month + 5.90%), 8.72%, 05/15/2026 (e) (aa)	270	240
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class A4, 2.92%, 02/15/2046	1,582	1,577
Series 2016-C29, Class A4, 3.33%, 05/15/2049	900	840
Morgan Stanley Capital I Trust, Series 2014-150E, Class A, 3.91%, 09/09/2032 (e)	1,220	1,135
PFP Ltd., (Cayman Islands), Series 2019-6, Class C, (ICE LIBOR USD 1 Month + 2.10%), 5.04%, 04/14/2037 (e) (aa)	1,297	1,294
Waikiki Beach Hotel Trust, Series 2019-WBM, Class D, (ICE LIBOR USD 1 Month + 2.03%), 4.85%, 12/15/2033 (e) (aa)	600	568
WFRBS Commercial Mortgage Trust,
Series 2013-C15, Class AS, 4.36%, 08/15/2046 (z)	1,000	982
Series 2014-C19, Class A5, 4.10%, 03/15/2047	1,245	1,225

Total Commercial Mortgage-Backed Securities (Cost $25,813)		23,547

Convertible Bonds — 0.6%
Communications — 0.1%
Internet — 0.1%
Airbnb, Inc., Zero Coupon, 03/15/2026	579	479
Booking Holdings, Inc., 0.75%, 05/01/2025	987	1,186
Uber Technologies, Inc., Zero Coupon, 12/15/2025	900	747

		2,412

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Convertible Bonds — continued
Media — 0.0% (g)
Cable One, Inc., 1.13%, 03/15/2028		986	710
Liberty Broadband Corp.,
1.25%, 09/30/2050 (e)		375	354
2.75%, 09/30/2050 (e)		870	834

			1,898

Total Communications			4,310

Consumer Cyclical — 0.0% (g)
Airlines — 0.0% (g)
International Consolidated Airlines Group SA, (Spain), Reg. S, 1.13%, 05/18/2028	EUR	100	58

Auto Manufacturers — 0.0% (g)
Ford Motor Co., Zero Coupon, 03/15/2026		1,011	925

Total Consumer Cyclical			983

Consumer Non-cyclical — 0.0% (g)
Commercial Services — 0.0% (g)
Shift4 Payments, Inc., Zero Coupon, 12/15/2025		292	258

Healthcare - Services — 0.0% (g)
Elevance Health, Inc., 2.75%, 10/15/2042		66	426

Total Consumer Non-cyclical			684

Energy — 0.1%
Oil & Gas — 0.1%
CNX Resources Corp., 2.25%, 05/01/2026		724	1,002
EQT Corp., 1.75%, 05/01/2026		210	579
Permian Resources Operating LLC, 3.25%, 04/01/2028		491	654
Pioneer Natural Resources Co., 0.25%, 05/15/2025		519	1,124

Total Energy			3,359

Financial — 0.2%
Banks — 0.2%
Barclays Bank plc, (United Kingdom),
Zero Coupon, 02/04/2025		1,571	2,030
Series VUN, Zero Coupon, 02/18/2025		2,952	2,971

Total Financial			5,001

Industrial — 0.0% (g)
Engineering & Construction — 0.0% (g)
Cellnex Telecom SA, (Spain), Reg. S, 0.75%, 11/20/2031	EUR	300	192

Technology — 0.2%
Semiconductors — 0.2%
ams-OSRAM AG, (Austria), Reg. S, Zero Coupon, 03/05/2025	EUR	200	155
Microchip Technology, Inc.,
0.13%, 11/15/2024		4,428	4,484
1.63%, 02/15/2025		91	244

Total Technology			4,883

Total Convertible Bonds (Cost $19,986)			19,412

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Corporate Bonds — 80.8%
Basic Materials — 4.6%
Chemicals — 1.5%
Ashland LLC,
3.38%, 09/01/2031 (e)		2,594	2,005
6.88%, 05/15/2043		500	479
Avient Corp.,
5.75%, 05/15/2025 (e)		2,000	1,930
7.13%, 08/01/2030 (e)		605	558
Axalta Coating Systems Dutch Holding B BV, (Netherlands), Reg. S, 3.75%, 01/15/2025	EUR	200	179
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (e)		3,536	2,772
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, (Multinational), 4.75%, 06/15/2027 (e)		1,218	1,085
Celanese US Holdings LLC,
5.90%, 07/05/2024		408	402
6.17%, 07/15/2027		887	837
Chemours Co. (The),
4.63%, 11/15/2029 (e)		1,150	854
5.75%, 11/15/2028 (e)		2,088	1,708
CNAC HK Finbridge Co. Ltd., (Hong Kong), Reg. S, 4.13%, 07/19/2027		1,300	1,211
Diamond BC BV, (Netherlands), 4.63%, 10/01/2029 (e)		4,929	3,455
Element Solutions, Inc., 3.88%, 09/01/2028 (e)		7,023	5,654
EverArc Escrow Sarl, (Luxembourg), 5.00%, 10/30/2029 (e)		3,579	2,881
FIS Fabbrica Italiana Sintetici SpA, (Italy), Reg. S, 5.63%, 08/01/2027	EUR	100	81
GC Treasury Center Co. Ltd., (Thailand), 5.20%, 03/30/2052 (e)		800	637
Herens Holdco Sarl, (Luxembourg), 4.75%, 05/15/2028 (e)		2,462	1,970
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (e)		2,153	1,787
Iris Holding, Inc., 10.00%, 12/15/2028 (e)		1,700	1,392
Kobe US Midco 2, Inc., 9.25% (cash), 11/01/2026 (e) (v)		550	434
Kronos International, Inc., Reg. S, 3.75%, 09/15/2025	EUR	150	127
Monitchem HoldCo 3 SA, (Luxembourg), Reg. S, 5.25%, 03/15/2025	EUR	300	266
NOVA Chemicals Corp., (Canada), 4.88%, 06/01/2024 (e)		90	85
Olympus Water US Holding Corp., 6.25%, 10/01/2029 (e)		300	206
Orbia Advance Corp. SAB de CV, (Mexico), 1.88%, 05/11/2026 (e)		249	210
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 04/01/2025 (e)		2,795	2,459
SCIL IV LLC / SCIL USA Holdings LLC, 5.38%, 11/01/2026 (e)		717	554
SPCM SA, (France),
3.13%, 03/15/2027 (e)		387	333
3.38%, 03/15/2030 (e)		1,080	845
TPC Group, Inc., 10.88%, 08/01/2024 (d) (e)		783	815
Tronox, Inc., 4.63%, 03/15/2029 (e)		1,715	1,269
Valvoline, Inc., 3.63%, 06/15/2031 (e)		3,050	2,250
Venator Finance Sarl / Venator Materials LLC, (Multinational),
5.75%, 07/15/2025 (e)		1,835	1,239
9.50%, 07/01/2025 (e)		529	506
WR Grace Holdings LLC, 5.63%, 08/15/2029 (e)		6,040	4,530

			48,005

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Corporate Bonds — continued
Iron/Steel — 0.9%
ATI, Inc.,
4.88%, 10/01/2029		816	678
5.13%, 10/01/2031		441	360
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, (Canada), 8.75%, 07/15/2026 (e)		83	73
Big River Steel LLC / BRS Finance Corp., 6.63%, 01/31/2029 (e)		6,850	6,305
Carpenter Technology Corp.,
6.38%, 07/15/2028		510	473
7.63%, 03/15/2030		1,450	1,396
Commercial Metals Co.,
4.13%, 01/15/2030		264	217
4.38%, 03/15/2032		425	335
Mineral Resources Ltd., (Australia),
8.13%, 05/01/2027 (e)		2,537	2,458
8.50%, 05/01/2030 (e)		155	150
Periama Holdings LLC, Reg. S, 5.95%, 04/19/2026		16,400	14,145
thyssenkrupp AG, (Germany), Reg. S, 2.88%, 02/22/2024	EUR	100	92
United States Steel Corp., 6.88%, 03/01/2029		1,291	1,173

			27,855

Mining — 2.2%
Alcoa Nederland Holding BV, (Netherlands), 5.50%, 12/15/2027 (e)		246	229
Anglo American Capital plc, (United Kingdom), 4.88%, 05/14/2025 (e)		344	338
Arconic Corp.,
6.00%, 05/15/2025 (e)		1,759	1,694
6.13%, 02/15/2028 (e)		1,351	1,193
Bukit Makmur Mandiri Utama PT, (Indonesia), Reg. S, 7.75%, 02/10/2026		2,600	2,154
China Hongqiao Group Ltd., (Cayman Islands),
Reg. S, 6.25%, 06/08/2024		3,800	3,440
Reg. S, 7.38%, 05/02/2023		1,600	1,560
Constellium SE, (France),
3.75%, 04/15/2029 (e)		3,664	2,676
Reg. S, 4.25%, 02/15/2026	EUR	400	351
5.63%, 06/15/2028 (e)		258	212
5.88%, 02/15/2026 (e)		3,517	3,227
Eldorado Gold Corp., (Canada), 6.25%, 09/01/2029 (e)		775	590
First Quantum Minerals Ltd., (Canada),
6.50%, 03/01/2024 (e)		4,285	4,199
6.88%, 03/01/2026 (e)		335	309
6.88%, 10/15/2027 (e)		1,812	1,627
7.50%, 04/01/2025 (e)		3,711	3,572
FMG Resources August 2006 Pty Ltd., (Australia), 6.13%, 04/15/2032 (e)		2,220	1,908
Freeport Indonesia PT, (Indonesia), Reg. S, 5.32%, 04/14/2032		8,400	6,951
Glencore Funding LLC,
1.63%, 04/27/2026 (e)		196	169
4.00%, 03/27/2027 (e)		283	264
4.13%, 05/30/2023 (e)		250	248
4.63%, 04/29/2024 (e)		558	553
Hecla Mining Co., 7.25%, 02/15/2028		1,308	1,213

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Corporate Bonds — continued
Mining — continued
Hudbay Minerals, Inc., (Canada), 6.13%, 04/01/2029 (e)		3,956	3,187
Kaiser Aluminum Corp.,
4.50%, 06/01/2031 (e)		3,618	2,647
4.63%, 03/01/2028 (e)		1,072	875
Kinross Gold Corp., (Canada), 5.95%, 03/15/2024		207	209
New Gold, Inc., (Canada), 7.50%, 07/15/2027 (e)		2,496	1,972
Novelis Corp.,
3.25%, 11/15/2026 (e)		2,608	2,194
3.88%, 08/15/2031 (e)		2,436	1,817
4.75%, 01/30/2030 (e)		5,886	4,827
Novelis Sheet Ingot GmbH, (Germany), Reg. S, 3.38%, 04/15/2029	EUR	900	693
Vedanta Resources Finance II plc, (United Kingdom),
8.95%, 03/11/2025 (e)		200	136
Reg. S, 8.95%, 03/11/2025		17,000	11,552

			68,786

Total Basic Materials			144,646

Communications — 10.8%
Advertising — 0.6%
Clear Channel International BV, (Netherlands), 6.63%, 08/01/2025 (e)		1,608	1,494
Clear Channel Outdoor Holdings, Inc.,
5.13%, 08/15/2027 (e)		5,372	4,539
7.50%, 06/01/2029 (e)		1,335	968
7.75%, 04/15/2028 (e)		1,124	849
CMG Media Corp., 8.88%, 12/15/2027 (e)		8,812	6,732
Outfront Media Capital LLC / Outfront Media Capital Corp.,
4.25%, 01/15/2029 (e)		3,157	2,480
5.00%, 08/15/2027 (e)		952	828
Summer BC Holdco B Sarl, (Luxembourg), Reg. S, 5.75%, 10/31/2026	EUR	400	333

			18,223

Internet — 0.9%
Acuris Finance US, Inc. / Acuris Finance Sarl, 5.00%, 05/01/2028 (e)		3,167	2,645
ANGI Group LLC, 3.88%, 08/15/2028 (e)		1,234	870
Arches Buyer, Inc., 4.25%, 06/01/2028 (e)		115	90
Cablevision Lightpath LLC,
3.88%, 09/15/2027 (e)		4,975	4,161
5.63%, 09/15/2028 (e)		1,050	840
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 03/01/2029 (e)		2,039	1,668
iliad SA, (France), Reg. S, 2.38%, 06/17/2026	EUR	100	86
ION Trading Technologies Sarl, (Luxembourg), 5.75%, 05/15/2028 (e)		1,649	1,344
Match Group Holdings II LLC,
3.63%, 10/01/2031 (e)		577	436
4.63%, 06/01/2028 (e)		1,575	1,346
Netflix, Inc.,
4.38%, 11/15/2026		860	812
4.63%, 05/15/2029	EUR	100	91

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Corporate Bonds — continued
Internet — continued
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.,
4.75%, 04/30/2027 (e)		797	693
6.00%, 02/15/2028 (e)		1,184	918
10.75%, 06/01/2028 (e)		483	450
NortonLifeLock, Inc.,
5.00%, 04/15/2025 (e)		1,185	1,129
7.13%, 09/30/2030 (e)		837	809
Prosus NV, (Netherlands),
Reg. S, 3.06%, 07/13/2031		3,300	2,265
3.26%, 01/19/2027 (e)		300	252
Twitter, Inc.,
3.88%, 12/15/2027 (e)		230	216
5.00%, 03/01/2030 (e)		177	170
Uber Technologies, Inc.,
4.50%, 08/15/2029 (e)		3,751	3,153
6.25%, 01/15/2028 (e)		102	95
7.50%, 09/15/2027 (e)		4,345	4,258
8.00%, 11/01/2026 (e)		568	570
United Group BV, (Netherlands), Reg. S, 4.88%, 07/01/2024	EUR	200	182
VeriSign, Inc., 5.25%, 04/01/2025		550	548

			30,097

Media — 4.6%
Altice Financing SA, (Luxembourg),
Reg. S, 2.25%, 01/15/2025	EUR	200	172
Reg. S, 3.00%, 01/15/2028	EUR	100	74
Reg. S, 4.25%, 08/15/2029	EUR	107	81
5.00%, 01/15/2028 (e)		515	397
5.75%, 08/15/2029 (e)		4,470	3,420
AMC Networks, Inc., 4.75%, 08/01/2025		1,227	1,094
Cable One, Inc., 4.00%, 11/15/2030 (e)		1,642	1,272
CCO Holdings LLC / CCO Holdings Capital Corp.,
4.25%, 02/01/2031 (e)		13,655	10,451
4.25%, 01/15/2034 (e)		9,246	6,623
4.50%, 08/15/2030 (e)		989	782
4.50%, 05/01/2032		2,209	1,685
4.50%, 06/01/2033 (e)		2,388	1,764
4.75%, 03/01/2030 (e)		3,883	3,150
4.75%, 02/01/2032 (e)		1,008	785
5.00%, 02/01/2028 (e)		8,412	7,380
5.13%, 05/01/2027 (e)		8,659	7,839
6.38%, 09/01/2029 (e)		2,646	2,429
Charter Communications Operating LLC / Charter Communications Operating Capital,
5.25%, 04/01/2053		1,339	1,023
5.50%, 04/01/2063		937	708
CSC Holdings LLC,
3.38%, 02/15/2031 (e)		200	141
4.13%, 12/01/2030 (e)		9,178	6,858
4.50%, 11/15/2031 (e)		3,072	2,308

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Corporate Bonds — continued
Media — continued
4.63%, 12/01/2030 (e)		4,535	3,079
5.00%, 11/15/2031 (e)		2,775	1,833
5.25%, 06/01/2024		350	324
5.38%, 02/01/2028 (e)		825	720
5.50%, 04/15/2027 (e)		2,315	2,047
5.75%, 01/15/2030 (e)		2,799	1,989
6.50%, 02/01/2029 (e)		1,500	1,330
Diamond Sports Group LLC / Diamond Sports Finance Co.,
5.38%, 08/15/2026 (e)		17,957	3,528
6.63%, 08/15/2027 (e)		10,954	767
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 08/15/2027 (e)		1,803	1,554
DISH DBS Corp.,
5.00%, 03/15/2023		2,325	2,276
5.13%, 06/01/2029		1,444	848
5.25%, 12/01/2026 (e)		3,855	3,157
5.75%, 12/01/2028 (e)		2,808	2,116
7.38%, 07/01/2028		8,173	5,503
7.75%, 07/01/2026		4,515	3,432
FactSet Research Systems, Inc., 2.90%, 03/01/2027		120	109
GCI LLC, 4.75%, 10/15/2028 (e)		182	151
Gray Television, Inc., 5.88%, 07/15/2026 (e)		4,325	3,990
iHeartCommunications, Inc.,
5.25%, 08/15/2027 (e)		600	513
6.38%, 05/01/2026		1,500	1,392
LCPR Senior Secured Financing DAC, (Ireland),
5.13%, 07/15/2029 (e)		3,926	2,957
6.75%, 10/15/2027 (e)		200	166
Midcontinent Communications / Midcontinent Finance Corp., 5.38%, 08/15/2027 (e)		1,175	1,047
News Corp., 3.88%, 05/15/2029 (e)		250	212
Nexstar Media, Inc., 4.75%, 11/01/2028 (e)		1,415	1,210
Radiate Holdco LLC / Radiate Finance, Inc.,
4.50%, 09/15/2026 (e)		5,712	4,685
6.50%, 09/15/2028 (e)		8,888	6,200
Sinclair Television Group, Inc.,
4.13%, 12/01/2030 (e)		3,346	2,518
5.13%, 02/15/2027 (e)		36	30
Sirius XM Radio, Inc.,
3.13%, 09/01/2026 (e)		1,639	1,439
3.88%, 09/01/2031 (e)		2,194	1,701
4.00%, 07/15/2028 (e)		114	97
4.13%, 07/01/2030 (e)		47	38
5.00%, 08/01/2027 (e)		1,013	930
5.50%, 07/01/2029 (e)		134	121
Tele Columbus AG, (Germany), Reg. S, 3.88%, 05/02/2025	EUR	344	272
Telenet Finance Luxembourg Notes Sarl, (Luxembourg), 5.50%, 03/01/2028 (e)		2,000	1,735

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Corporate Bonds — continued
Media — continued
Univision Communications, Inc.,
5.13%, 02/15/2025 (e)		3,075	2,919
6.63%, 06/01/2027 (e)		8,381	7,909
7.38%, 06/30/2030 (e)		750	716
UPC Broadband Finco BV, (Netherlands), 4.88%, 07/15/2031 (e)		1,789	1,388
Videotron Ltd., (Canada), 3.63%, 06/15/2029 (e)		1,498	1,213
Virgin Media Finance plc, (United Kingdom), Reg. S, 3.75%, 07/15/2030	EUR	100	70
Virgin Media Vendor Financing Notes III DAC, (Ireland), Reg. S, 4.88%, 07/15/2028	GBP	300	249
Virgin Media Vendor Financing Notes IV DAC, (Ireland), 5.00%, 07/15/2028 (e)		2,336	1,889
VZ Secured Financing BV, (Netherlands), 5.00%, 01/15/2032 (e)		1,475	1,102
Ziggo Bond Co. BV, (Netherlands), 5.13%, 02/28/2030 (e)		1,399	1,000
Ziggo BV, (Netherlands), 4.88%, 01/15/2030 (e)		152	120

			145,027

Telecommunications — 4.7%
Altice France Holding SA, (Luxembourg), 10.50%, 05/15/2027 (e)		6,913	5,415
Altice France SA, (France),
Reg. S, 4.13%, 01/15/2029	EUR	400	298
5.13%, 07/15/2029 (e)		3,129	2,337
5.50%, 01/15/2028 (e)		155	123
5.50%, 10/15/2029 (e)		788	593
8.13%, 02/01/2027 (e)		6,418	5,736
Bharti Airtel Ltd., (India), Reg. S, 4.38%, 06/10/2025		11,500	11,092
CommScope Technologies LLC, 6.00%, 06/15/2025 (e)		3,715	3,301
CommScope, Inc.,
4.75%, 09/01/2029 (e)		1,618	1,320
6.00%, 03/01/2026 (e)		925	852
7.13%, 07/01/2028 (e)		275	212
8.25%, 03/01/2027 (e)		91	75
Connect Finco Sarl / Connect US Finco LLC, (Multinational), 6.75%, 10/01/2026 (e)		6,432	5,627
Consolidated Communications, Inc., 6.50%, 10/01/2028 (e)		2,333	1,744
Digicel International Finance Ltd. / Digicel international Holdings Ltd., (Multinational),
8.00%, 12/31/2026 (e)		6,725	4,094
8.75%, 05/25/2024 (e)		1,000	912
Digicel Ltd., (Bermuda), 6.75%, 03/01/2023 (e)		16,060	9,523
Frontier Communications Holdings LLC,
5.00%, 05/01/2028 (e)		60	51
5.88%, 10/15/2027 (e)		576	519
6.00%, 01/15/2030 (e)		153	120
6.75%, 05/01/2029 (e)		3,165	2,611
8.75%, 05/15/2030 (e)		5,529	5,533
Globe Telecom, Inc., (Philippines),
Reg. S, 3.00%, 07/23/2035		4,200	2,993
Reg. S, (CMT Index 5 Year + 5.53%), 4.20%, 08/02/2026 (x) (aa)		6,300	5,536
Iliad Holding SASU, (France),
Reg. S, 5.63%, 10/15/2028	EUR	100	84
6.50%, 10/15/2026 (e)		6,126	5,357
7.00%, 10/15/2028 (e)		2,643	2,264

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Intelsat Jackson Holdings SA, (Luxembourg),
5.50%, 08/01/2023 (d) (bb) (cc)		3,425	—	(h)
6.50%, 03/15/2030 (e)		5,820	4,948
8.50%, 10/15/2024 (d) (e) (bb) (cc)		3,800	—	(h)
9.75%, 07/15/2025 (d) (e) (bb) (cc)		1,875	—	(h)
Level 3 Financing, Inc.,
3.40%, 03/01/2027 (e)		1,763	1,476
3.63%, 01/15/2029 (e)		545	404
3.75%, 07/15/2029 (e)		3,895	2,853
4.25%, 07/01/2028 (e)		772	602
4.63%, 09/15/2027 (e)		9	8
Ligado Networks LLC, 15.50% (PIK), 11/01/2023 (e) (v)		262	119
Lorca Telecom Bondco SA, (Spain), Reg. S, 4.00%, 09/18/2027	EUR	319	271
Lumen Technologies, Inc.,
4.00%, 02/15/2027 (e)		825	693
4.50%, 01/15/2029 (e)		4,767	3,349
5.13%, 12/15/2026 (e)		2,572	2,213
5.38%, 06/15/2029 (e)		461	342
Series U, 7.65%, 03/15/2042		100	68
Maxar Technologies, Inc., 7.75%, 06/15/2027 (e)		257	241
Nokia OYJ, (Finland), 6.63%, 05/15/2039		580	538
SES SA, (Luxembourg),
Reg. S, (EUR Swap Rate 5 Year + 3.19%), 2.88%, 05/27/2026 (x) (aa)	EUR	100	73
Reg. S, (EUR Swap Rate 5 Year + 5.40%), 5.63%, 01/29/2024 (x) (aa)	EUR	100	94
SoftBank Group Corp., (Japan),
Reg. S, 5.00%, 04/15/2028	EUR	100	77
Reg. S, (USD ICE Swap Rate 5 Year + 4.23%), 6.00%, 07/19/2023 (x) (aa)		300	279
Sprint Capital Corp.,
6.88%, 11/15/2028		3,040	3,124
8.75%, 03/15/2032		7,329	8,492
Sprint Corp.,
7.13%, 06/15/2024		5,984	6,075
7.63%, 02/15/2025		1,390	1,425
7.63%, 03/01/2026		6,235	6,453
7.88%, 09/15/2023		2,000	2,024
Switch Ltd.,
3.75%, 09/15/2028 (e)		199	198
4.13%, 06/15/2029 (e)		1,823	1,805
Telecom Italia Capital SA, (Luxembourg),
6.00%, 09/30/2034		367	274
6.38%, 11/15/2033		500	389
7.20%, 07/18/2036		890	697
Telecom Italia Finance SA, (Luxembourg), Reg. S, 7.75%, 01/24/2033	EUR	200	202
Telecom Italia SpA, (Italy),
Reg. S, 1.63%, 01/18/2029	EUR	300	207
5.30%, 05/30/2024 (e)		200	189

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Telefonica Europe BV, (Netherlands), Reg. S, (EUR Swap Rate 8 Year + 2.97%), 3.88%, 06/22/2026 (x) (aa)	EUR	200	171
T-Mobile USA, Inc.,
2.05%, 02/15/2028		167	139
2.25%, 02/15/2026		160	143
Viasat, Inc.,
5.63%, 09/15/2025 (e)		5,330	4,084
5.63%, 04/15/2027 (e)		393	330
6.50%, 07/15/2028 (e)		132	88
Viavi Solutions, Inc., 3.75%, 10/01/2029 (e)		641	513
Vmed O2 UK Financing I plc, (United Kingdom),
Reg. S, 4.00%, 01/31/2029	GBP	100	84
4.25%, 01/31/2031 (e)		549	415
4.75%, 07/15/2031 (e)		993	766
Vodafone Group plc, (United Kingdom),
Reg. S, (EUR Swap Rate 5 Year + 3.23%), 3.00%, 08/27/2080 (aa)	EUR	100	72
Reg. S, (USD Semi-annual Swap Rate 5 Year + 3.05%), 6.25%, 10/03/2078 (aa)		200	189
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027 (e)		7,665	6,151
6.13%, 03/01/2028 (e)		8,872	6,224

			147,893

Total Communications			341,240

Consumer Cyclical — 15.2%
Airlines — 1.1%
Air Canada, (Canada), 3.88%, 08/15/2026 (e)		1,236	1,061
Air France-KLM, (France), Reg. S, 3.88%, 07/01/2026	EUR	100	80
Allegiant Travel Co., 7.25%, 08/15/2027 (e)		410	386
American Airlines Group, Inc., 3.75%, 03/01/2025 (e)		205	168
American Airlines, Inc., 11.75%, 07/15/2025 (e)		4,240	4,428
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., (Multinational),
5.50%, 04/20/2026 (e)		838	787
5.75%, 04/20/2029 (e)		8,065	7,036
British Airways 2013-1 Class A Pass Through Trust, 4.63%, 06/20/2024 (e)		191	186
Delta Air Lines, Inc., 7.00%, 05/01/2025 (e)		297	299
Deutsche Lufthansa AG, (Germany), Reg. S, 3.50%, 07/14/2029	EUR	400	287
Finnair OYJ, (Finland), Reg. S, 4.25%, 05/19/2025	EUR	125	96
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., (Cayman Islands), 5.75%, 01/20/2026 (e)		4,633	4,087
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (e)		2,735	2,667
Singapore Airlines Ltd., (Singapore), Reg. S, 3.00%, 07/20/2026		5,600	5,238
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., (Cayman Islands), 8.00%, 09/20/2025 (e)		1	1
United Airlines Pass Through Trust, Series 2020-1,
Class A, 5.88%, 10/15/2027		87	84
Class B, 4.88%, 01/15/2026		48	44
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		3,572	3,188

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Airlines — continued
4.63%, 04/15/2029 (e)		6,603	5,481

			35,604

Apparel — 0.4%
Crocs, Inc.,
4.13%, 08/15/2031 (e)		1,419	1,079
4.25%, 03/15/2029 (e)		326	259
Hanesbrands, Inc., 4.88%, 05/15/2026 (e)		3,350	3,012
Kontoor Brands, Inc., 4.13%, 11/15/2029 (e)		1,700	1,355
Levi Strauss & Co., 3.50%, 03/01/2031 (e)		285	222
PVH Corp., 4.63%, 07/10/2025		190	182
William Carter Co. (The), 5.63%, 03/15/2027 (e)		2,855	2,669
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (e)		3,950	3,013

			11,791

Auto Manufacturers — 1.5%
Allison Transmission, Inc., 3.75%, 01/30/2031 (e)		2,800	2,147
Ford Motor Co.,
3.25%, 02/12/2032		5,121	3,677
4.75%, 01/15/2043		6,909	4,576
5.29%, 12/08/2046		2,200	1,551
6.10%, 08/19/2032		651	574
7.40%, 11/01/2046		1,275	1,188
Ford Motor Credit Co. LLC,
2.30%, 02/10/2025		1,500	1,329
2.70%, 08/10/2026		2,508	2,080
2.90%, 02/16/2028		577	455
3.63%, 06/17/2031		600	446
3.82%, 11/02/2027		400	336
4.00%, 11/13/2030		1,493	1,164
4.13%, 08/17/2027		440	379
4.13%, 08/04/2025		597	542
4.27%, 01/09/2027		2,500	2,191
4.39%, 01/08/2026		908	822
4.54%, 03/06/2025	GBP	100	100
4.95%, 05/28/2027		200	178
5.11%, 05/03/2029		5,409	4,693
5.13%, 06/16/2025		6,296	5,940
5.58%, 03/18/2024		579	568
General Motors Financial Co., Inc.,
2.75%, 06/20/2025		1,000	921
Series C, (CMT Index 5 Year + 5.00%), 5.70%, 09/30/2030 (x) (aa)		5	5
Hyundai Capital America,
0.80%, 04/03/2023 (e)		110	108
0.80%, 01/08/2024 (e)		500	470
Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 4.50%, 07/15/2028	EUR	200	127
PM General Purchaser LLC, 9.50%, 10/01/2028 (e)		1,760	1,472
RCI Banque SA, (France), Reg. S, (EUR Swap Rate 5 Year + 2.85%), 2.63%, 02/18/2030 (aa)	EUR	600	498

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
TML Holdings Pte Ltd., (Singapore),
Reg. S, 4.35%, 06/09/2026		7,050	5,905
Reg. S, 5.50%, 06/03/2024		3,000	2,861
Volkswagen Group of America Finance LLC, 3.35%, 05/13/2025 (e)		200	190
Volkswagen International Finance NV, (Netherlands), Reg. S, (EUR Swap Rate 9 Year + 3.36%), 4.38%, 03/28/2031 (x) (aa)	EUR	100	76
Wabash National Corp., 4.50%, 10/15/2028 (e)		76	59

			47,628

Auto Parts & Equipment — 0.9%
Adient Global Holdings Ltd., (Jersey),
Reg. S, 3.50%, 08/15/2024	EUR	100	90
4.88%, 08/15/2026 (e)		4,925	4,317
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027		3,700	3,136
Clarios Global LP / Clarios US Finance Co., (Multinational),
6.25%, 05/15/2026 (e)		4,716	4,504
8.50%, 05/15/2027 (e)		10,254	9,732
Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026 (e)		698	292
Dana, Inc.,
4.25%, 09/01/2030		950	696
4.50%, 02/15/2032		575	410
5.38%, 11/15/2027		1,200	1,017
5.63%, 06/15/2028		700	576
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (e)		186	164
Faurecia SE, (France), Reg. S, 2.75%, 02/15/2027	EUR	300	226
Goodyear Tire & Rubber Co. (The),
5.00%, 07/15/2029		1,339	1,098
5.63%, 04/30/2033		1,211	956
9.50%, 05/31/2025		105	109
Grupo Antolin-Irausa SA, (Spain), Reg. S, 3.50%, 04/30/2028	EUR	200	125
IHO Verwaltungs GmbH, (Germany), 4.75% (cash), 09/15/2026 (e) (v)		665	565
Tenneco, Inc., 7.88%, 01/15/2029 (e)		75	73
Titan International, Inc., 7.00%, 04/30/2028		1,025	941
ZF Europe Finance BV, (Netherlands), Reg. S, 2.00%, 02/23/2026	EUR	300	245

			29,272

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029 (e)		45	35
H&E Equipment Services, Inc., 3.88%, 12/15/2028 (e)		5,850	4,592
IAA, Inc., 5.50%, 06/15/2027 (e)		28	26
Resideo Funding, Inc., 4.00%, 09/01/2029 (e)		218	176

			4,829

Entertainment — 2.3%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029 (e)		575	446
Boyne USA, Inc., 4.75%, 05/15/2029 (e)		2,176	1,823
Caesars Entertainment, Inc.,
4.63%, 10/15/2029 (e)		1,590	1,215
6.25%, 07/01/2025 (e)		9,830	9,459
8.13%, 07/01/2027 (e)		7,060	6,743

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Entertainment — continued
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 07/01/2025 (e)		1,116	1,083
CCM Merger, Inc., 6.38%, 05/01/2026 (e)		3,027	2,789
CDI Escrow Issuer, Inc., 5.75%, 04/01/2030 (e)		4,611	4,027
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op,
5.50%, 05/01/2025 (e)		1,346	1,295
6.50%, 10/01/2028		3	3
Churchill Downs, Inc.,
4.75%, 01/15/2028 (e)		556	481
5.50%, 04/01/2027 (e)		120	112
Cirsa Finance International Sarl, (Luxembourg), Reg. S, 4.75%, 05/22/2025	EUR	100	87
CPUK Finance Ltd., (Jersey), Reg. S, 4.88%, 08/28/2025	GBP	100	101
Everi Holdings, Inc., 5.00%, 07/15/2029 (e)		675	553
Gamma Bidco SpA, (Italy), Reg. S, 6.25%, 07/15/2025	EUR	300	269
Golden Entertainment, Inc., 7.63%, 04/15/2026 (e)		3,304	3,258
International Game Technology plc, (United Kingdom),
5.25%, 01/15/2029 (e)		2,055	1,821
6.25%, 01/15/2027 (e)		800	775
Jacobs Entertainment, Inc., 6.75%, 02/15/2029 (e)		2,300	1,968
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029 (e)		3,466	2,582
Live Nation Entertainment, Inc.,
3.75%, 01/15/2028 (e)		410	347
4.75%, 10/15/2027 (e)		708	615
4.88%, 11/01/2024 (e)		118	114
6.50%, 05/15/2027 (e)		5,367	5,171
Merlin Entertainments Ltd., (United Kingdom), 5.75%, 06/15/2026 (e)		857	798
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (e)		2,446	2,015
Motion Bondco DAC, (Ireland), 6.63%, 11/15/2027 (e)		1,282	1,085
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 8.50%, 11/15/2027 (e)		98	105
Penn Entertainment, Inc.,
4.13%, 07/01/2029 (e)		4,250	3,253
5.63%, 01/15/2027 (e)		2,064	1,826
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.88%, 09/01/2031 (e)		706	472
Scientific Games Holdings LP / Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (e)		2,080	1,667
Scientific Games International, Inc.,
7.00%, 05/15/2028 (e)		818	771
8.63%, 07/01/2025 (e)		1,140	1,167
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/2025 (e)		160	163
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025 (e)		958	958
Warnermedia Holdings, Inc.,
3.43%, 03/15/2024 (e)		71	69
3.79%, 03/15/2025 (e)		112	106
5.14%, 03/15/2052 (e)		4,826	3,501
5.39%, 03/15/2062 (e)		2,791	2,023

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Entertainment — continued
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,
5.13%, 10/01/2029 (e)		5,626	4,547
7.75%, 04/15/2025 (e)		99	97

			71,760

Food Service — 0.1%
Aramark International Finance Sarl, (Luxembourg), Reg. S, 3.13%, 04/01/2025	EUR	200	180
Aramark Services, Inc.,
5.00%, 04/01/2025 (e)		124	118
5.00%, 02/01/2028 (e)		1,769	1,560
6.38%, 05/01/2025 (e)		1,054	1,033

			2,891

Home Builders — 1.8%
Ashton Woods USA LLC / Ashton Woods Finance Co.,
4.63%, 08/01/2029 (e)		1,133	823
4.63%, 04/01/2030 (e)		1,000	716
6.63%, 01/15/2028 (e)		1,400	1,172
Beazer Homes USA, Inc.,
5.88%, 10/15/2027		5,850	4,519
6.75%, 03/15/2025		2,555	2,370
7.25%, 10/15/2029		1,800	1,422
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, (Canada),
4.88%, 02/15/2030 (e)		3,583	2,652
5.00%, 06/15/2029 (e)		811	600
6.25%, 09/15/2027 (e)		4,400	3,694
Century Communities, Inc.,
3.88%, 08/15/2029 (e)		1,988	1,526
6.75%, 06/01/2027		2,325	2,170
Empire Communities Corp., (Canada), 7.00%, 12/15/2025 (e)		750	622
Forestar Group, Inc.,
3.85%, 05/15/2026 (e)		2,425	1,995
5.00%, 03/01/2028 (e)		1,475	1,183
KB Home,
4.00%, 06/15/2031		550	404
4.80%, 11/15/2029		1,400	1,127
6.88%, 06/15/2027		1,298	1,231
7.25%, 07/15/2030		3,350	3,040
M/I Homes, Inc., 4.95%, 02/01/2028		2,693	2,243
Mattamy Group Corp., (Canada),
4.63%, 03/01/2030 (e)		3,580	2,734
5.25%, 12/15/2027 (e)		2,010	1,666
Meritage Homes Corp.,
5.13%, 06/06/2027		2,000	1,773
6.00%, 06/01/2025		800	776
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 02/15/2028 (e)		3,225	2,624
4.75%, 04/01/2029 (e)		450	349
STL Holding Co. LLC, 7.50%, 02/15/2026 (e)		1,915	1,622

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Home Builders — continued
Taylor Morrison Communities, Inc.,
5.13%, 08/01/2030 (e)		5,571	4,497
5.75%, 01/15/2028 (e)		700	613
5.88%, 06/15/2027 (e)		3,611	3,363
Tri Pointe Homes, Inc.,
5.25%, 06/01/2027		1,300	1,124
5.70%, 06/15/2028		2,201	1,872

			56,522

Home Furnishings — 0.0% (g)
Tempur Sealy International, Inc.,
3.88%, 10/15/2031 (e)		493	361
4.00%, 04/15/2029 (e)		101	80

			441

Housewares — 0.3%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025 (e)		1,640	1,486
Newell Brands, Inc.,
4.45%, 04/01/2026		175	161
4.88%, 06/01/2025		75	73
Scotts Miracle-Gro Co. (The),
4.00%, 04/01/2031		4,673	3,290
4.38%, 02/01/2032		1,000	711
SWF Escrow Issuer Corp., 6.50%, 10/01/2029 (e)		6,256	3,707

			9,428

Leisure Time — 0.7%
Carnival Corp., (Panama),
4.00%, 08/01/2028 (e)		1,817	1,467
5.75%, 03/01/2027 (e)		3,460	2,422
6.00%, 05/01/2029 (e)		1,932	1,304
7.63%, 03/01/2026 (e)		436	337
9.88%, 08/01/2027 (e)		1,525	1,499
Reg. S, 10.13%, 02/01/2026	EUR	400	386
10.50%, 02/01/2026 (e)		3,752	3,712
Life Time, Inc.,
5.75%, 01/15/2026 (e)		1,310	1,192
8.00%, 04/15/2026 (e)		173	148
Lindblad Expeditions LLC, 6.75%, 02/15/2027 (e)		379	334
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (e)		74	51
NCL Corp. Ltd., (Bermuda),
5.88%, 03/15/2026 (e)		1,661	1,274
7.75%, 02/15/2029 (e)		112	84
NCL Finance Ltd., (Bermuda), 6.13%, 03/15/2028 (e)		87	65
Royal Caribbean Cruises Ltd., (Liberia),
5.38%, 07/15/2027 (e)		1,694	1,246
5.50%, 08/31/2026 (e)		308	233
5.50%, 04/01/2028 (e)		6	4
8.25%, 01/15/2029 (e) (w)		1,912	1,862
9.25%, 01/15/2029 (e) (w)		938	928

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Leisure Time — continued
11.50%, 06/01/2025 (e)		1,428	1,520
11.63%, 08/15/2027 (e)		643	585
Viking Cruises Ltd., (Bermuda),
5.88%, 09/15/2027 (e)		200	152
6.25%, 05/15/2025 (e)		500	433
Viking Ocean Cruises Ship VII Ltd., (Bermuda), 5.63%, 02/15/2029 (e)		194	151
Vista Outdoor, Inc., 4.50%, 03/15/2029 (e)		50	35

			21,424

Lodging — 3.6%
Accor SA, (France), Reg. S, (EUR Swap Rate 5 Year + 4.56%), 4.38%, 01/30/2024 (x) (aa)	EUR	300	255
Boyd Gaming Corp.,
4.75%, 12/01/2027		191	169
4.75%, 06/15/2031 (e)		2,372	1,918
Champion Path Holdings Ltd., (British Virgin Islands),
Reg. S, 4.50%, 01/27/2026		1,260	863
Reg. S, 4.85%, 01/27/2028		400	257
Fortune Star BVI Ltd., (British Virgin Islands),
Reg. S, 5.00%, 05/18/2026		2,900	1,101
Reg. S, 5.05%, 01/27/2027		1,200	447
Reg. S, 5.95%, 10/19/2025		13,000	5,068
Reg. S, 6.85%, 07/02/2024		3,000	1,347
Hilton Domestic Operating Co., Inc.,
3.63%, 02/15/2032 (e)		4,457	3,411
3.75%, 05/01/2029 (e)		511	423
4.00%, 05/01/2031 (e)		613	496
4.88%, 01/15/2030		2,389	2,078
5.75%, 05/01/2028 (e)		503	470
Hyatt Hotels Corp., 1.30%, 10/01/2023		440	423
Marriott International, Inc., 5.00%, 10/15/2027		120	116
Melco Resorts Finance Ltd., (Cayman Islands),
Reg. S, 4.88%, 06/06/2025		5,580	4,130
Reg. S, 5.75%, 07/21/2028		18,850	12,064
MGM China Holdings Ltd., (Cayman Islands),
5.25%, 06/18/2025 (e)		2,000	1,674
Reg. S, 5.25%, 06/18/2025		5,300	4,436
5.38%, 05/15/2024 (e)		1,900	1,666
Reg. S, 5.88%, 05/15/2026		1,500	1,215
MGM Resorts International,
4.63%, 09/01/2026		750	663
4.75%, 10/15/2028		8,026	6,717
5.50%, 04/15/2027		650	584
5.75%, 06/15/2025		1,300	1,243
6.75%, 05/01/2025		3,250	3,201
Sands China Ltd., (Cayman Islands),
2.80%, 03/08/2027		600	477
4.30%, 01/08/2026		13,800	11,745
5.63%, 08/08/2025		7,400	6,704
5.90%, 08/08/2028		10,500	8,825

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Lodging — continued
Station Casinos LLC,
4.50%, 02/15/2028 (e)		1,746	1,433
4.63%, 12/01/2031 (e)		588	444
Studio City Finance Ltd., (British Virgin Islands),
Reg. S, 5.00%, 01/15/2029		600	266
Reg. S, 6.00%, 07/15/2025		13,683	7,628
Reg. S, 6.50%, 01/15/2028		400	195
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025 (e)		3,950	3,654
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023 (e)		165	162
Wynn Macau Ltd., (Cayman Islands),
4.88%, 10/01/2024 (e)		500	401
Reg. S, 4.88%, 10/01/2024		2,000	1,605
Reg. S, 5.50%, 01/15/2026		16,650	12,620
5.50%, 10/01/2027 (e)		1,330	926

			113,520

Retail — 2.3%
1011778 BC ULC / New Red Finance, Inc., (Canada),
3.50%, 02/15/2029 (e)		1,500	1,234
4.00%, 10/15/2030 (e)		6,554	5,162
4.38%, 01/15/2028 (e)		1,652	1,431
5.75%, 04/15/2025 (e)		77	76
7-Eleven, Inc., 0.80%, 02/10/2024 (e)		425	402
Arko Corp., 5.13%, 11/15/2029 (e)		70	55
Asbury Automotive Group, Inc.,
4.75%, 03/01/2030		3	2
5.00%, 02/15/2032 (e)		1,359	1,040
At Home Group, Inc.,
4.88%, 07/15/2028 (e)		300	210
7.13%, 07/15/2029 (e)		1,475	870
BCPE Ulysses Intermediate, Inc., 7.75% (cash), 04/01/2027 (e) (v)		125	85
Beacon Roofing Supply, Inc., 4.13%, 05/15/2029 (e)		219	177
Brinker International, Inc., 5.00%, 10/01/2024 (e)		1,300	1,249
Burger King France SAS, (France), Reg. S, (ICE LIBOR EUR 3 Month + 4.75%), 5.02%, 11/01/2026 (aa)	EUR	400	373
Carrols Restaurant Group, Inc., 5.88%, 07/01/2029 (e)		925	617
Carvana Co.,
4.88%, 09/01/2029 (e)		79	38
5.50%, 04/15/2027 (e)		513	280
10.25%, 05/01/2030 (e)		200	133
Constellation Automotive Financing plc, (United Kingdom), Reg. S, 4.88%, 07/15/2027	GBP	200	151
Dufry One BV, (Netherlands), Reg. S, 2.50%, 10/15/2024	EUR	200	180
eG Global Finance plc, (United Kingdom),
Reg. S, 4.38%, 02/07/2025	EUR	922	777
Reg. S, 6.25%, 10/30/2025	EUR	1,736	1,471
6.75%, 02/07/2025 (e)		3,510	3,166
8.50%, 10/30/2025 (e)		1,765	1,544

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
Ferrellgas LP / Ferrellgas Finance Corp.,
5.38%, 04/01/2026 (e)		300	264
5.88%, 04/01/2029 (e)		1,385	1,125
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,
4.63%, 01/15/2029 (e)		2,086	1,726
6.75%, 01/15/2030 (e)		3,387	2,575
Food Service Project SA, (Spain), Reg. S, 5.50%, 01/21/2027	EUR	100	84
Foundation Building Materials, Inc., 6.00%, 03/01/2029 (e)		1,885	1,376
Gap, Inc. (The),
3.63%, 10/01/2029 (e)		2,000	1,300
3.88%, 10/01/2031 (e)		2,980	1,892
Goldstory SASU, (France), Reg. S, 5.38%, 03/01/2026	EUR	300	250
GYP Holdings III Corp., 4.63%, 05/01/2029 (e)		1,083	824
Jollibee Worldwide Pte Ltd., (Singapore), Reg. S, 4.13%, 01/24/2026		4,200	4,038
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (e)		3	2
LBM Acquisition LLC, 6.25%, 01/15/2029 (e)		2,632	1,783
LCM Investments Holdings II LLC, 4.88%, 05/01/2029 (e)		1,699	1,316
Lithia Motors, Inc., 3.88%, 06/01/2029 (e)		13	10
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/2026 (e)		181	166
Park River Holdings, Inc.,
5.63%, 02/01/2029 (e)		3,925	2,546
6.75%, 08/01/2029 (e)		550	365
Patrick Industries, Inc.,
4.75%, 05/01/2029 (e)		2,325	1,733
7.50%, 10/15/2027 (e)		60	55
Penske Automotive Group, Inc., 3.75%, 06/15/2029 (e)		252	200
PetSmart, Inc. / PetSmart Finance Corp.,
4.75%, 02/15/2028 (e)		250	214
7.75%, 02/15/2029 (e)		2,899	2,592
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/2025		3,250	3,079
SRS Distribution, Inc.,
4.63%, 07/01/2028 (e)		2,669	2,293
6.00%, 12/01/2029 (e)		6,120	4,881
6.13%, 07/01/2029 (e)		941	753
Staples, Inc., 7.50%, 04/15/2026 (e)		494	414
Suburban Propane Partners LP / Suburban Energy Finance Corp.,
5.00%, 06/01/2031 (e)		2,600	2,125
5.88%, 03/01/2027		2,075	1,958
Superior Plus LP / Superior General Partner, Inc., (Canada), 4.50%, 03/15/2029 (e)		4,075	3,345
Tendam Brands SAU, (Spain),
Reg. S, 5.00%, 09/15/2024	EUR	100	91
Reg. S, (ICE LIBOR EUR 3 Month + 5.25%), 5.52%, 09/15/2024 (aa)	EUR	200	185
White Cap Buyer LLC, 6.88%, 10/15/2028 (e)		4,797	3,958
White Cap Parent LLC, 8.25% (cash), 03/15/2026 (e) (v)		586	496
Yum! Brands, Inc., 5.38%, 04/01/2032		478	424

			71,161

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Toys/Games/Hobbies — 0.1%
Mattel, Inc.,
3.75%, 04/01/2029 (e)		273	229
5.45%, 11/01/2041		2,701	2,263

			2,492

Total Consumer Cyclical			478,763

Consumer Non-cyclical — 10.1%
Agriculture — 0.2%
BAT Capital Corp., 3.22%, 08/15/2024		86	83
BAT International Finance plc, (United Kingdom), 3.95%, 06/15/2025 (e)		358	341
Darling Ingredients, Inc., 6.00%, 06/15/2030 (e)		1,627	1,548
Imperial Brands Finance plc, (United Kingdom),
3.13%, 07/26/2024 (e)		643	615
6.13%, 07/27/2027 (e)		200	197
Vector Group Ltd., 5.75%, 02/01/2029 (e)		2,975	2,429
Viterra Finance BV, (Netherlands), 2.00%, 04/21/2026 (e)		700	595

			5,808

Biotechnology — 0.0% (g)
Cidron Aida Finco Sarl, (Luxembourg), Reg. S, 5.00%, 04/01/2028	EUR	200	160

Commercial Services — 3.4%
Adani Ports & Special Economic Zone Ltd., (India), 3.38%, 07/24/2024 (e)		200	190
ADT Security Corp. (The), 4.88%, 07/15/2032 (e)		156	126
Adtalem Global Education, Inc., 5.50%, 03/01/2028 (e)		670	603
Albion Financing 1 Sarl / Aggreko Holdings, Inc., (Luxembourg), 6.13%, 10/15/2026 (e)		200	169
Allied Universal Holdco LLC / Allied Universal Finance Corp.,
6.00%, 06/01/2029 (e)		6,660	4,298
6.63%, 07/15/2026 (e)		10,685	9,523
9.75%, 07/15/2027 (e)		6,566	5,397
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl, (Multinational), 4.63%, 06/01/2028 (e)		5,471	4,165
Alta Equipment Group, Inc., 5.63%, 04/15/2026 (e)		900	754
AMN Healthcare, Inc.,
4.00%, 04/15/2029 (e)		900	758
4.63%, 10/01/2027 (e)		3,149	2,825
APi Group DE, Inc.,
4.13%, 07/15/2029 (e)		422	335
4.75%, 10/15/2029 (e)		450	377
APX Group, Inc.,
5.75%, 07/15/2029 (e)		2,131	1,669
6.75%, 02/15/2027 (e)		154	144
Ashtead Capital, Inc., 4.38%, 08/15/2027 (e)		227	208
Autostrade per l’Italia SpA, (Italy),
Reg. S, 1.88%, 11/04/2025	EUR	100	88
Reg. S, 2.00%, 01/15/2030	EUR	400	293

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 04/01/2028 (e)		3,300	2,692
Avis Budget Finance Plc, (Jersey), Reg. S, 4.75%, 01/30/2026	EUR	300	268
BCP V Modular Services Finance II plc, (United Kingdom),
Reg. S, 4.75%, 11/30/2028	EUR	200	157
Reg. S, 6.13%, 11/30/2028	GBP	100	86
Block, Inc., 3.50%, 06/01/2031		5,177	4,014
Brink’s Co. (The),
4.63%, 10/15/2027 (e)		300	266
5.50%, 07/15/2025 (e)		1,450	1,381
Carriage Services, Inc., 4.25%, 05/15/2029 (e)		1,200	949
CoreLogic, Inc., 4.50%, 05/01/2028 (e)		2,026	1,449
eHi Car Services Ltd., (Cayman Islands), Reg. S, 7.00%, 09/21/2026		2,600	1,284
Garda World Security Corp., (Canada), 4.63%, 02/15/2027 (e)		27	23
Gartner, Inc.,
3.63%, 06/15/2029 (e)		176	146
3.75%, 10/01/2030 (e)		45	37
4.50%, 07/01/2028 (e)		1,703	1,523
Global Payments, Inc.,
3.75%, 06/01/2023		146	144
5.40%, 08/15/2032		529	489
5.95%, 08/15/2052		673	593
HealthEquity, Inc., 4.50%, 10/01/2029 (e)		4,707	4,036
Herc Holdings, Inc., 5.50%, 07/15/2027 (e)		4,333	3,943
Hertz Corp. (The),
4.63%, 12/01/2026 (e)		632	513
5.00%, 12/01/2029 (e)		775	578
India Toll Roads, (Mauritius), Reg. S, 5.50%, 08/19/2024		6,500	6,078
La Financiere Atalian SASU, (France), Reg. S, 4.00%, 05/15/2024	EUR	300	278
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/2026 (e)		41	35
Loxam SAS, (France), Reg. S, 3.25%, 01/14/2025	EUR	300	265
Metis Merger Sub LLC, 6.50%, 05/15/2029 (e)		5,832	4,549
MPH Acquisition Holdings LLC, 5.50%, 09/01/2028 (e)		2,048	1,699
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (e)		2,972	2,477
Nielsen Finance LLC / Nielsen Finance Co.,
5.63%, 10/01/2028 (e)		1,402	1,392
5.88%, 10/01/2030 (e)		201	200
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/2028 (e)		1,557	1,330
Rekeep SpA, (Italy), Reg. S, 7.25%, 02/01/2026	EUR	300	257
Royal Capital BV, (Netherlands), Reg. S, (CMT Index 5 Year + 7.40%), 5.00%, 02/05/2026 (x) (aa)		7,600	7,091
Sabre GLBL, Inc.,
7.38%, 09/01/2025 (e)		641	574
9.25%, 04/15/2025 (e)		855	819
Service Corp. International,
3.38%, 08/15/2030		1,170	925
4.00%, 05/15/2031		2,901	2,336

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026 (e)		2,912	2,655
Sotheby’s, 7.38%, 10/15/2027 (e)		4,397	4,039
Sotheby’s / Bidfair Holdings, Inc., 5.88%, 06/01/2029 (e)		299	247
Techem Verwaltungsgesellschaft 674 mbH, (Germany), Reg. S, 6.00%, 07/30/2026	EUR	176	154
Triton Container International Ltd., (Bermuda), 0.80%, 08/01/2023 (e)		400	382
United Rentals North America, Inc.,
3.75%, 01/15/2032		2,700	2,115
3.88%, 02/15/2031		2,375	1,931
4.88%, 01/15/2028		2,075	1,902
5.25%, 01/15/2030		1,425	1,290
Verisure Holding AB, (Sweden), Reg. S, 3.50%, 05/15/2023	EUR	400	391
Verscend Escrow Corp., 9.75%, 08/15/2026 (e)		6,227	6,009
Williams Scotsman International, Inc., 4.63%, 08/15/2028 (e)		887	776

			108,689

Cosmetics/Personal Care — 0.0% (g)
Coty, Inc., Reg. S, 3.88%, 04/15/2026	EUR	200	176
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC, 4.75%, 01/15/2029 (e)		62	53

			229

Food — 2.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC,
3.25%, 03/15/2026 (e)		80	70
3.50%, 03/15/2029 (e)		3,350	2,700
4.88%, 02/15/2030 (e)		489	414
5.88%, 02/15/2028 (e)		2,195	2,025
B&G Foods, Inc.,
5.25%, 04/01/2025		4,250	3,697
5.25%, 09/15/2027		1,871	1,516
Bellis Acquisition Co. plc, (United Kingdom), Reg. S, 3.25%, 02/16/2026	GBP	200	168
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (e)		675	499
China Modern Dairy Holdings Ltd., (Cayman Islands), Reg. S, 2.13%, 07/14/2026		1,800	1,510
Chobani LLC / Chobani Finance Corp., Inc.,
4.63%, 11/15/2028 (e)		2,609	2,219
7.50%, 04/15/2025 (e)		5,204	4,776
Darling Global Finance BV, (Netherlands), Reg. S, 3.63%, 05/15/2026	EUR	200	184
FPC Resources Ltd., (British Virgin Islands), Reg. S, 4.38%, 09/11/2027		2,100	2,013
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., (Multinational), 3.75%, 12/01/2031 (e)		182	146
JGSH Philippines Ltd., (British Virgin Islands), Reg. S, 4.13%, 07/09/2030		7,600	6,939
Kraft Heinz Foods Co.,
4.88%, 10/01/2049		3,843	3,168
5.20%, 07/15/2045		3,550	3,079
5.50%, 06/01/2050		767	690
6.88%, 01/26/2039		2,000	2,060
7.13%, 08/01/2039 (e)		500	524

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food — continued
Lamb Weston Holdings, Inc.,
4.13%, 01/31/2030 (e)		3,444	2,915
4.38%, 01/31/2032 (e)		4,132	3,414
4.88%, 05/15/2028 (e)		72	65
Market Bidco Finco plc, (United Kingdom), 5.50%, 11/04/2027 (e)	GBP	250	216
Ocado Group plc, (United Kingdom), Reg. S, 3.88%, 10/08/2026	GBP	100	81
Performance Food Group, Inc.,
4.25%, 08/01/2029 (e)		553	460
5.50%, 10/15/2027 (e)		1,694	1,540
Picard Groupe SAS, (France), Reg. S, 3.88%, 07/01/2026	EUR	200	164
Pilgrim’s Pride Corp.,
3.50%, 03/01/2032 (e)		157	118
4.25%, 04/15/2031 (e)		8,148	6,533
Post Holdings, Inc.,
4.50%, 09/15/2031 (e)		1,666	1,341
4.63%, 04/15/2030 (e)		2,780	2,274
5.50%, 12/15/2029 (e)		1,000	865
5.63%, 01/15/2028 (e)		700	639
Premier Foods Finance plc, (United Kingdom), Reg. S, 3.50%, 10/15/2026	GBP	200	177
Quatrim SASU, (France), Reg. S, 5.88%, 01/15/2024	EUR	100	91
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.63%, 03/01/2029 (e)		930	760
US Foods, Inc.,
4.75%, 02/15/2029 (e)		1,409	1,203
6.25%, 04/15/2025 (e)		568	558

			61,811

Healthcare - Products — 0.6%
Avantor Funding, Inc.,
Reg. S, 3.88%, 07/15/2028	EUR	100	84
3.88%, 11/01/2029 (e)		602	494
4.63%, 07/15/2028 (e)		4,267	3,778
Garden Spinco Corp., 8.63%, 07/20/2030 (e)		743	768
Medline Borrower LP,
3.88%, 04/01/2029 (e)		6,431	5,161
5.25%, 10/01/2029 (e)		10,748	8,120
Teleflex, Inc., 4.25%, 06/01/2028 (e)		873	757

			19,162

Healthcare - Services — 2.4%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029 (e)		15	13
AHP Health Partners, Inc., 5.75%, 07/15/2029 (e)		255	198
Catalent Pharma Solutions, Inc.,
3.13%, 02/15/2029 (e)		431	332
3.50%, 04/01/2030 (e)		2,162	1,701
Centene Corp.,
2.45%, 07/15/2028		2,460	2,003
2.50%, 03/01/2031		2,789	2,104

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
2.63%, 08/01/2031		1,917	1,447
3.00%, 10/15/2030		5,900	4,672
4.25%, 12/15/2027		188	172
Charles River Laboratories International, Inc.,
4.00%, 03/15/2031 (e)		20	16
4.25%, 05/01/2028 (e)		1,916	1,669
CHS / Community Health Systems, Inc.,
5.25%, 05/15/2030 (e)		81	56
5.63%, 03/15/2027 (e)		700	539
6.00%, 01/15/2029 (e)		2,402	1,765
8.00%, 03/15/2026 (e)		382	331
DaVita, Inc.,
3.75%, 02/15/2031 (e)		9,130	6,505
4.63%, 06/01/2030 (e)		1,000	770
Encompass Health Corp.,
4.50%, 02/01/2028		55	47
4.63%, 04/01/2031		1,345	1,063
4.75%, 02/01/2030		2,043	1,680
HCA, Inc.,
4.63%, 03/15/2052 (e)		1,107	832
5.25%, 04/15/2025		800	784
7.05%, 12/01/2027		950	971
7.50%, 11/06/2033		2,900	3,055
IQVIA, Inc.,
Reg. S, 1.75%, 03/15/2026	EUR	200	170
Reg. S, 2.25%, 03/15/2029	EUR	100	75
5.00%, 10/15/2026 (e)		397	378
Korian SA, (France), Reg. S, (UK Gilts 5 Year + 9.08%), 4.13%, 03/15/2024 (x) (aa)	GBP	300	251
Legacy LifePoint Health LLC,
4.38%, 02/15/2027 (e)		40	33
6.75%, 04/15/2025 (e)		603	574
LifePoint Health, Inc., 5.38%, 01/15/2029 (e)		3,800	2,649
Molina Healthcare, Inc.,
3.88%, 11/15/2030 (e)		334	281
3.88%, 05/15/2032 (e)		2,377	1,947
Prime Healthcare Services, Inc., 7.25%, 11/01/2025 (e)		3,742	3,340
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/01/2026 (e)		5,952	5,372
Surgery Center Holdings, Inc.,
6.75%, 07/01/2025 (e)		1,551	1,442
10.00%, 04/15/2027 (e)		3,290	3,185
Syneos Health, Inc., 3.63%, 01/15/2029 (e)		4,587	3,653
Tenet Healthcare Corp.,
4.25%, 06/01/2029 (e)		3,107	2,573
4.38%, 01/15/2030 (e)		7,205	6,014
4.88%, 01/01/2026 (e)		4,854	4,511
5.13%, 11/01/2027 (e)		2,693	2,416

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
6.13%, 10/01/2028 (e)		2,440	2,137
6.13%, 06/15/2030 (e)		2,722	2,500
6.25%, 02/01/2027 (e)		630	588

			76,814

Household Products/Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/2029 (e)		2,815	2,118
Central Garden & Pet Co., 4.13%, 10/15/2030		101	80
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.,
5.00%, 12/31/2026 (e)		900	777
7.00%, 12/31/2027 (e)		1,525	1,182
Spectrum Brands, Inc., 3.88%, 03/15/2031 (e)		1,163	793

			4,950

Pharmaceuticals — 1.3%
180 Medical, Inc., 3.88%, 10/15/2029 (e)		200	167
AdaptHealth LLC,
4.63%, 08/01/2029 (e)		3,150	2,525
5.13%, 03/01/2030 (e)		601	495
6.13%, 08/01/2028 (e)		1,265	1,133
Bausch Health Americas, Inc., 8.50%, 01/31/2027 (d) (e)		3,100	1,317
Bausch Health Cos., Inc., (Canada),
5.00%, 01/30/2028 (d) (e)		4,000	1,492
5.00%, 02/15/2029 (d) (e)		700	271
5.25%, 01/30/2030 (d) (e)		5,510	2,055
5.25%, 02/15/2031 (d) (e)		2,370	921
6.25%, 02/15/2029 (d) (e)		4,918	1,873
7.00%, 01/15/2028 (d) (e)		450	172
7.25%, 05/30/2029 (d) (e)		3,250	1,244
Bayer US Finance II LLC,
3.88%, 12/15/2023 (e)		554	544
4.25%, 12/15/2025 (e)		300	287
Cheplapharm Arzneimittel GmbH, (Germany),
Reg. S, 4.38%, 01/15/2028	EUR	200	161
5.50%, 01/15/2028 (e)		1,519	1,260
Embecta Corp.,
5.00%, 02/15/2030 (e)		1,275	1,094
6.75%, 02/15/2030 (e)		1,418	1,309
Gruenenthal GmbH, (Germany),
Reg. S, 3.63%, 11/15/2026	EUR	200	168
Reg. S, 4.13%, 05/15/2028	EUR	100	81
Health & Happiness H&H International Holdings Ltd., (Cayman Islands), Reg. S, 5.63%, 10/24/2024		9,800	7,791
Jazz Securities DAC, (Ireland), 4.38%, 01/15/2029 (e)		3,539	3,057
Nidda Healthcare Holding GmbH, (Germany), Reg. S, 3.50%, 09/30/2024	EUR	200	177
Option Care Health, Inc., 4.38%, 10/31/2029 (e)		346	292
Organon & Co. / Organon Foreign Debt Co-Issuer BV,
Reg. S, 2.88%, 04/30/2028	EUR	200	156
4.13%, 04/30/2028 (e)		2,618	2,227
5.13%, 04/30/2031 (e)		6,185	5,082

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
Owens & Minor, Inc., 6.63%, 04/01/2030 (e)		10	9
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/2025 (e)		2,408	1,806
PRA Health Sciences, Inc., 2.88%, 07/15/2026 (e)		1,338	1,177
Teva Pharmaceutical Finance Netherlands II BV, (Netherlands),
Reg. S, 1.25%, 03/31/2023	EUR	200	193
4.50%, 03/01/2025	EUR	100	92
Teva Pharmaceutical Finance Netherlands III BV, (Netherlands),
3.15%, 10/01/2026		440	361
7.13%, 01/31/2025		200	195

			41,184

Total Consumer Non-cyclical			318,807

Energy — 10.2%
Coal — 0.3%
Adaro Indonesia PT, (Indonesia), Reg. S, 4.25%, 10/31/2024		400	381
Coronado Finance Pty Ltd., (Australia), 10.75%, 05/15/2026 (e)		812	844
Indika Energy Capital IV Pte Ltd., (Singapore), Reg. S, 8.25%, 10/22/2025		9,100	8,500

			9,725

Energy - Alternate Sources — 1.5%
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energ, (India), Reg. S, 6.25%, 12/10/2024		5,200	4,726
Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 01/15/2026 (e)		169	160
Greenko Dutch BV, (Netherlands), Reg. S, 3.85%, 03/29/2026		6,781	5,475
Greenko Investment Co., (Mauritius), Reg. S, 4.88%, 08/16/2023		2,000	1,909
Greenko Solar Mauritius Ltd., (Mauritius), Reg. S, 5.55%, 01/29/2025		5,850	5,195
Greenko Wind Projects Mauritius Ltd., (Mauritius), 5.50%, 04/06/2025 (e)		12,700	11,263
India Green Energy Holdings, (Mauritius), Reg. S, 5.38%, 04/29/2024		9,000	8,445
India Green Power Holdings, (Mauritius), Reg. S, 4.00%, 02/22/2027		6,300	5,020
ReNew Power Pvt Ltd., (India), Reg. S, 5.88%, 03/05/2027		2,500	2,244
SK Battery America, Inc., Reg. S, 2.13%, 01/26/2026		2,400	2,103
TerraForm Power Operating LLC, 4.75%, 01/15/2030 (e)		648	550

			47,090

Oil & Gas — 5.2%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 02/15/2026 (e)		4,559	4,406
Aker BP ASA, (Norway), 2.00%, 07/15/2026 (e)		314	271
Antero Resources Corp.,
5.38%, 03/01/2030 (e)		3,425	3,082
7.63%, 02/01/2029 (e)		950	950
Apache Corp.,
4.75%, 04/15/2043		250	186
5.10%, 09/01/2040		2,316	1,885
5.35%, 07/01/2049		695	545
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,
5.88%, 06/30/2029 (e)		3,537	3,148
7.00%, 11/01/2026 (e)		4,150	4,001
8.25%, 12/31/2028 (e)		3,747	3,600
9.00%, 11/01/2027 (e)		1,510	1,842

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Athabasca Oil Corp., (Canada), 9.75%, 11/01/2026 (e)	3,120	3,303
Callon Petroleum Co.,
6.38%, 07/01/2026	695	626
7.50%, 06/15/2030 (e)	2,386	2,089
8.00%, 08/01/2028 (e)	4,934	4,552
Chesapeake Energy Corp.,
5.50%, 02/01/2026 (e)	500	479
5.88%, 02/01/2029 (e)	3,385	3,138
6.75%, 04/15/2029 (e)	3,315	3,167
Chord Energy Corp., 6.38%, 06/01/2026 (e)	142	135
CITGO Petroleum Corp.,
6.38%, 06/15/2026 (e)	1,880	1,755
7.00%, 06/15/2025 (e)	179	171
CNX Resources Corp.,
6.00%, 01/15/2029 (e)	17	16
7.25%, 03/14/2027 (e)	3,352	3,260
7.38%, 01/15/2031 (e)	743	729
Colgate Energy Partners III LLC,
5.88%, 07/01/2029 (e)	2,586	2,308
7.75%, 02/15/2026 (e)	663	651
Comstock Resources, Inc.,
5.88%, 01/15/2030 (e)	5,543	4,828
6.75%, 03/01/2029 (e)	2,375	2,190
Continental Resources, Inc.,
2.27%, 11/15/2026 (e)	512	437
3.80%, 06/01/2024	450	437
4.38%, 01/15/2028	275	247
Crescent Energy Finance LLC, 7.25%, 05/01/2026 (e)	4,846	4,354
CrownRock LP / CrownRock Finance, Inc.,
5.00%, 05/01/2029 (e)	1,052	928
5.63%, 10/15/2025 (e)	4,276	4,084
Devon Energy Corp.,
5.25%, 09/15/2024	500	500
5.25%, 10/15/2027	415	416
Diamondback Energy, Inc., 4.25%, 03/15/2052	176	128
Earthstone Energy Holdings LLC, 8.00%, 04/15/2027 (e)	1,497	1,396
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 01/30/2028 (e)	2,933	2,797
Eni SpA, (Italy), Series X-R, 4.00%, 09/12/2023 (e)	1,000	987
EQT Corp.,
3.90%, 10/01/2027	476	433
6.13%, 02/01/2025	342	343
Gulfport Energy Corp., 8.00%, 05/17/2026 (e)	69	69
Harbour Energy plc, (United Kingdom), 5.50%, 10/15/2026 (e)	264	236
Hilcorp Energy I LP / Hilcorp Finance Co.,
5.75%, 02/01/2029 (e)	169	148
6.00%, 04/15/2030 (e)	410	357

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
6.00%, 02/01/2031 (e)	6,644	5,761
6.25%, 11/01/2028 (e)	286	264
6.25%, 04/15/2032 (e)	1,150	1,019
Laredo Petroleum, Inc., 9.50%, 01/15/2025	226	224
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/2026 (e)	228	219
Matador Resources Co., 5.88%, 09/15/2026	1,425	1,375
Medco Oak Tree Pte Ltd., (Singapore), Reg. S, 7.38%, 05/14/2026	13,800	12,006
MEG Energy Corp., (Canada),
5.88%, 02/01/2029 (e)	2,900	2,603
7.13%, 02/01/2027 (e)	2,175	2,207
Nabors Industries Ltd., (Bermuda),
7.25%, 01/15/2026 (e)	415	361
7.50%, 01/15/2028 (e)	5,093	4,157
Nabors Industries, Inc.,
5.75%, 02/01/2025	2,010	1,827
7.38%, 05/15/2027 (e)	2,844	2,625
Northern Oil and Gas, Inc., 8.13%, 03/01/2028 (e)	4,750	4,453
Occidental Petroleum Corp.,
2.70%, 02/15/2023	72	72
4.30%, 08/15/2039	132	107
4.40%, 04/15/2046	2,293	1,887
4.40%, 08/15/2049	86	71
4.50%, 07/15/2044	777	649
4.63%, 06/15/2045	1,401	1,160
5.88%, 09/01/2025	416	417
6.20%, 03/15/2040	880	851
6.38%, 09/01/2028	2,795	2,803
6.45%, 09/15/2036	422	420
6.60%, 03/15/2046	98	101
6.63%, 09/01/2030	3,205	3,253
6.95%, 07/01/2024	31	32
7.15%, 05/15/2028	675	697
7.50%, 05/01/2031	1,534	1,603
7.88%, 09/15/2031	500	534
8.00%, 07/15/2025	128	136
8.88%, 07/15/2030	2,081	2,317
Parkland Corp., (Canada),
4.50%, 10/01/2029 (e)	2,925	2,362
4.63%, 05/01/2030 (e)	500	405
5.88%, 07/15/2027 (e)	1,116	1,034
Parsley Energy LLC / Parsley Finance Corp., 5.63%, 10/15/2027 (e)	223	229
PDC Energy, Inc.,
5.75%, 05/15/2026	85	79
6.13%, 09/15/2024	115	113
Permian Resources Operating LLC, 6.88%, 04/01/2027 (e)	1,533	1,483
Petroleos Mexicanos, (Mexico), 6.88%, 08/04/2026	253	228
Precision Drilling Corp., (Canada), 6.88%, 01/15/2029 (e)	600	530

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Range Resources Corp.,
4.75%, 02/15/2030 (e)		900	781
4.88%, 05/15/2025		1,926	1,815
5.00%, 03/15/2023		1,802	1,796
Repsol International Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 4.41%), 4.25%, 09/11/2028 (x) (aa)	EUR	100	80
Rockcliff Energy II LLC, 5.50%, 10/15/2029 (e)		2,469	2,162
Saka Energi Indonesia PT, (Indonesia), Reg. S, 4.45%, 05/05/2024		2,400	2,208
SM Energy Co.,
5.63%, 06/01/2025		400	384
6.50%, 07/15/2028		1,111	1,057
6.63%, 01/15/2027		25	24
6.75%, 09/15/2026		1,210	1,165
Southwestern Energy Co.,
4.75%, 02/01/2032		1,310	1,098
5.38%, 02/01/2029		1,101	998
5.38%, 03/15/2030		4,825	4,348
5.70%, 01/23/2025		3	3
Suncor Energy, Inc., (Canada), 7.88%, 06/15/2026		145	156
Sunoco LP / Sunoco Finance Corp.,
4.50%, 05/15/2029		1,500	1,244
4.50%, 04/30/2030		1,775	1,451
5.88%, 03/15/2028		1,120	1,017
Tap Rock Resources LLC, 7.00%, 10/01/2026 (e)		3,820	3,492
Tengizchevroil Finance Co. International Ltd., (Bermuda), 2.63%, 08/15/2025 (e)		200	165
Transocean, Inc., (Cayman Islands),
7.25%, 11/01/2025 (e)		225	172
11.50%, 01/30/2027 (e)		400	371
Vermilion Energy, Inc., (Canada), 6.88%, 05/01/2030 (e)		197	181
W&T Offshore, Inc., 9.75%, 11/01/2023 (e)		243	238

			164,690

Oil & Gas Services — 0.3%
Archrock Partners LP / Archrock Partners Finance Corp.,
6.25%, 04/01/2028 (e)		3,097	2,722
6.88%, 04/01/2027 (e)		2,184	1,956
Oceaneering International, Inc., 4.65%, 11/15/2024		257	235
Saipem Finance International BV, (Netherlands), Reg. S, 2.63%, 01/07/2025	EUR	100	84
USA Compression Partners LP / USA Compression Finance Corp.,
6.88%, 04/01/2026		1,643	1,505
6.88%, 09/01/2027		1,987	1,806
Weatherford International Ltd., (Bermuda),
6.50%, 09/15/2028 (e)		608	549
8.63%, 04/30/2030 (e)		101	88
11.00%, 12/01/2024 (e)		138	140

			9,085

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Pipelines — 2.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp.,
5.38%, 06/15/2029 (e)	3,541	3,127
5.75%, 03/01/2027 (e)	2,581	2,387
5.75%, 01/15/2028 (e)	1,646	1,498
7.88%, 05/15/2026 (e)	450	452
Buckeye Partners LP,
3.95%, 12/01/2026	88	77
5.60%, 10/15/2044	46	32
5.85%, 11/15/2043	17	13
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	1,019	1,024
Cheniere Energy Partners LP,
3.25%, 01/31/2032	5,618	4,364
4.00%, 03/01/2031	4,285	3,589
4.50%, 10/01/2029	1,265	1,116
Cheniere Energy, Inc., 4.63%, 10/15/2028	4,008	3,665
CNX Midstream Partners LP, 4.75%, 04/15/2030 (e)	1,116	871
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031 (e)	5,342	4,523
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.,
5.63%, 05/01/2027 (e)	62	56
6.00%, 02/01/2029 (e)	231	207
8.00%, 04/01/2029 (e)	104	100
DCP Midstream Operating LP,
5.13%, 05/15/2029	2,901	2,718
5.38%, 07/15/2025	44	43
5.63%, 07/15/2027	178	172
6.45%, 11/03/2036 (e)	610	557
6.75%, 09/15/2037 (e)	260	252
DT Midstream, Inc.,
4.13%, 06/15/2029 (e)	2,852	2,410
4.38%, 06/15/2031 (e)	244	200
Energy Transfer LP,
4.25%, 03/15/2023	276	275
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)	1,381	1,206
EnLink Midstream LLC,
5.38%, 06/01/2029	666	610
5.63%, 01/15/2028 (e)	2,270	2,125
6.50%, 09/01/2030 (e)	844	824
EnLink Midstream Partners LP,
4.15%, 06/01/2025	96	89
4.85%, 07/15/2026	1,139	1,047
5.05%, 04/01/2045	14	10
5.45%, 06/01/2047	1,586	1,159
5.60%, 04/01/2044	113	86
EQM Midstream Partners LP,
4.50%, 01/15/2029 (e)	11	9
4.75%, 01/15/2031 (e)	325	258
6.00%, 07/01/2025 (e)	119	110
6.50%, 07/01/2027 (e)	1,343	1,241
7.50%, 06/01/2027 (e)	1,225	1,168
7.50%, 06/01/2030 (e)	2,525	2,376

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Pipelines — continued
Global Partners LP / GLP Finance Corp.,
6.88%, 01/15/2029	1,050	945
7.00%, 08/01/2027	600	546
Hess Midstream Operations LP, 4.25%, 02/15/2030 (e)	1,110	896
ITT Holdings LLC, 6.50%, 08/01/2029 (e)	2,278	1,767
Kinetik Holdings LP, 5.88%, 06/15/2030 (e)	488	447
MPLX LP, 4.95%, 03/14/2052	504	394
New Fortress Energy, Inc.,
6.50%, 09/30/2026 (e)	4,413	4,077
6.75%, 09/15/2025 (e)	5,646	5,348
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 02/01/2026 (e)	1,681	1,495
NOVA Gas Transmission Ltd., (Canada), 7.88%, 04/01/2023	420	427
NuStar Logistics LP,
5.75%, 10/01/2025	32	30
6.00%, 06/01/2026	1,116	1,021
6.38%, 10/01/2030	13	11
Rockies Express Pipeline LLC,
4.95%, 07/15/2029 (e)	183	157
7.50%, 07/15/2038 (e)	3,500	2,975
Sabine Pass Liquefaction LLC,
5.63%, 04/15/2023	354	354
5.75%, 05/15/2024	100	101
5.88%, 06/30/2026	250	250
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,
5.50%, 01/15/2028 (e)	3,225	2,753
6.00%, 03/01/2027 (e)	836	758
6.00%, 12/31/2030 (e)	1,983	1,686
6.00%, 09/01/2031 (e)	190	161
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 07/15/2027	244	241
Venture Global Calcasieu Pass LLC,
3.88%, 08/15/2029 (e)	6,224	5,339
3.88%, 11/01/2033 (e)	4,986	3,877
4.13%, 08/15/2031 (e)	2,429	2,015
Western Midstream Operating LP,
4.30%, 02/01/2030	1,600	1,368
5.30%, 03/01/2048	624	513
5.45%, 04/01/2044	190	156
5.50%, 08/15/2048	463	375
5.50%, 02/01/2050	4,725	3,815

		90,344

Total Energy		320,934

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Financial — 14.7%
Banks — 3.7%
ABN AMRO Bank NV, (Netherlands), 4.75%, 07/28/2025 (e)		700	673
AIB Group plc, (Ireland), (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 04/10/2025 (e) (aa)		483	463
Banco Bilbao Vizcaya Argentaria SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 6.04%), 6.00%, 03/29/2024 (x) (aa)	EUR	400	355
Banco BPM SpA, (Italy), Reg. S, (EUR Swap Rate 5 Year + 3.40%), 3.38%, 01/19/2032 (aa)	EUR	214	166
Bangkok Bank PCL, (Thailand),
Reg. S, (CMT Index 5 Year + 1.90%), 3.73%, 09/25/2034 (aa)		11,200	9,180
Reg. S, (CMT Index 5 Year + 4.73%), 5.00%, 09/23/2025 (x) (aa)		3,400	3,009
Bank Negara Indonesia Persero Tbk. PT, (Indonesia), Reg. S, 3.75%, 03/30/2026		23,550	20,846
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (aa)		94	94
(United States SOFR + 1.33%), 3.38%, 04/02/2026 (aa)		672	635
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 03/05/2024 (aa)		129	128
(United States SOFR + 1.11%), 3.84%, 04/25/2025 (aa)		1,000	972
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/2024 (aa)		355	350
Series L, 3.95%, 04/21/2025		552	532
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		230	221
Bank of East Asia Ltd. (The), (Hong Kong), Reg. S, (CMT Index 5 Year + 3.75%), 4.00%, 05/29/2030 (aa)		3,400	3,158
Bank of Ireland Group plc, (Ireland),
4.50%, 11/25/2023 (e)		500	491
(CMT Index 1 Year + 2.65%), 6.25%, 09/16/2026 (e) (aa)		200	196
Bank of Montreal, (Canada), 3.70%, 06/07/2025		141	136
BankUnited, Inc., 4.88%, 11/17/2025		544	530
Barclays plc, (United Kingdom),
(United States SOFR + 2.71%), 2.85%, 05/07/2026 (aa)		376	341
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 05/07/2025 (aa)		415	399
(ICE LIBOR USD 3 Month + 1.36%), 4.34%, 05/16/2024 (aa)		200	198
(CMT Index 5 Year + 3.41%), 4.38%, 03/15/2028 (x) (aa)		465	287
(CMT Index 5 Year + 5.43%), 8.00%, 03/15/2029 (x) (aa)		794	695
BNP Paribas SA, (France),
(United States SOFR + 1.00%), 1.32%, 01/13/2027 (e) (aa)		221	188
Reg. S, (EUR Swap Rate 5 Year + 4.65%), 6.88%, 12/06/2029 (x) (aa)	EUR	200	182
BPCE SA, (France),
4.50%, 03/15/2025 (e)		200	190
4.88%, 04/01/2026 (e)		200	189
5.15%, 07/21/2024 (e)		235	229
Canadian Imperial Bank of Commerce, (Canada), 3.95%, 08/04/2025		231	223
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 04/24/2025 (aa)		874	843
3.70%, 01/12/2026		608	576
Series W, (CMT Index 5 Year + 3.60%), 4.00%, 12/10/2025 (x) (aa)		185	155
(United States SOFR + 1.37%), 4.14%, 05/24/2025 (aa)		243	238
Series Y, (CMT Index 5 Year + 3.00%), 4.15%, 11/15/2026 (x) (aa)		15	12
Commerzbank AG, (Germany), Reg. S, (EUR Swap Rate 5 Year + 6.36%), 6.13%, 10/09/2025 (x) (aa)	EUR	400	330
Credit Agricole SA, (France),
4.38%, 03/17/2025 (e)		450	432
(CMT Index 5 Year + 3.24%), 4.75%, 03/23/2029 (e) (x) (aa)		261	180

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Credit Suisse Group AG, (Switzerland),
(ICE LIBOR USD 3 Month + 1.20%), 3.00%, 12/14/2023 (e) (aa)		600	596
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 06/12/2024 (e) (aa)		1,100	1,078
(USD Semi-annual Swap Rate 5 Year + 3.46%), 6.25%, 12/18/2024 (e) (x) (aa)		200	171
Reg. S, (USD Semi-annual Swap Rate 5 Year + 3.46%), 6.25%, 12/18/2024 (x) (aa)		200	171
Danske Bank A/S, (Denmark),
(CMT Index 1 Year + 1.03%), 1.17%, 12/08/2023 (e) (aa)		1,172	1,161
(ICE LIBOR USD 3 Month + 1.59%), 3.24%, 12/20/2025 (e) (aa)		1,193	1,110
Deutsche Bank AG, (Germany), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.30%), 4.00%, 06/24/2032 (aa)	EUR	400	332
Development Bank of the Philippines, (Philippines), Reg. S, 2.38%, 03/11/2031		2,683	2,012
Discover Bank, 4.25%, 03/13/2026		250	237
Freedom Mortgage Corp., 7.63%, 05/01/2026 (e)		1,008	753
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		700	599
(United States SOFR + 1.11%), 2.64%, 02/24/2028 (aa)		554	481
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)		316	301
(United States SOFR + 1.73%), 4.48%, 08/23/2028 (aa)		212	199
Series R, (CMT Index 5 Year + 3.22%), 4.95%, 02/10/2025 (x) (aa)		441	397
HDFC Bank Ltd., (India), Reg. S, (CMT Index 5 Year + 2.93%), 3.70%, 08/25/2026 (x) (aa)		4,900	3,975
HSBC Holdings plc, (United Kingdom), (CMT Index 5 Year + 3.65%), 4.60%, 12/17/2030 (x) (aa)		200	139
Huntington Bancshares, Inc., (United States SOFR + 1.97%), 4.44%, 08/04/2028 (aa)		100	94
Industrial & Commercial Bank of China Ltd., (China), Reg. S, (CMT Index 5 Year + 2.37%), 3.20%, 09/24/2026 (x) (aa)		16,300	14,948
ING Groep NV, (Netherlands), Reg. S, (USD ICE Swap Rate 5 Year + 1.94%), 4.70%, 03/22/2028 (aa)		614	602
Intesa Sanpaolo SpA, (Italy),
3.38%, 01/12/2023 (e)		367	365
(CMT Index 1 Year + 2.60%), 4.20%, 06/01/2032 (e) (aa)		2,045	1,378
5.02%, 06/26/2024 (e)		672	626
5.71%, 01/15/2026 (e)		300	273
Reg. S, (EUR Swap Rate 5 Year + 7.19%), 7.75%, 01/11/2027 (x) (aa)	EUR	300	260
Kasikornbank PCL, (Thailand),
Reg. S, (CMT Index 5 Year + 1.70%), 3.34%, 10/02/2031 (aa)		3,700	3,214
Reg. S, (CMT Index 5 Year + 4.94%), 5.28%, 10/14/2025 (x) (aa)		16,500	14,561
Lloyds Banking Group plc, (United Kingdom), 4.58%, 12/10/2025		200	189
M&T Bank Corp., (SOFR Compounded Index + 1.78%), 4.55%, 08/16/2028 (aa)		131	126
Macquarie Bank Ltd., (Australia), 4.88%, 06/10/2025 (e)		284	277
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 0.45%), 0.96%, 10/11/2025 (aa)		200	182
(CMT Index 1 Year + 1.70%), 4.79%, 07/18/2025 (aa)		295	291
(CMT Index 1 Year + 1.55%), 5.06%, 09/12/2025 (aa)		200	198

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Morgan Stanley,
(United States SOFR + 0.51%), 0.79%, 01/22/2025 (aa)		250	234
(United States SOFR + 1.16%), 3.62%, 04/17/2025 (aa)		390	379
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 04/24/2024 (aa)		795	787
NatWest Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.55%), 4.52%, 06/25/2024 (aa)		200	198
PNC Financial Services Group, Inc. (The), Series V, (CMT Index 5 Year + 3.24%), 6.20%, 09/15/2027 (x) (aa)		1,070	1,011
Popular, Inc., (Puerto Rico), 6.13%, 09/14/2023		2,582	2,564
Royal Bank of Canada, (Canada),
3.97%, 07/26/2024		140	138
4.24%, 08/03/2027		209	199
Santander Holdings USA, Inc., (United States SOFR + 2.33%), 5.81%, 09/09/2026 (aa)		85	83
Santander UK Group Holdings plc, (United Kingdom),
(United States SOFR + 0.79%), 1.09%, 03/15/2025 (aa)		200	185
(ICE LIBOR USD 3 Month + 1.08%), 3.37%, 01/05/2024 (aa)		952	946
4.75%, 09/15/2025 (e)		200	189
Shinhan Financial Group Co. Ltd., (South Korea), Reg. S, (CMT Index 5 Year + 2.06%), 2.88%, 05/12/2026 (x) (aa)		3,200	2,730
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 1.17%), 1.32%, 10/14/2023 (e) (aa)		421	420
5.20%, 01/26/2024 (e)		585	579
(CMT Index 5 Year + 4.98%), 7.75%, 08/15/2027 (e) (x) (aa)		4,100	3,709
Synovus Financial Corp., 3.13%, 11/01/2022		149	149
Toronto-Dominion Bank (The), (Canada), 4.69%, 09/15/2027		179	173
UBS Group AG, (Switzerland), (CMT Index 5 Year + 3.31%), 4.38%, 02/10/2031 (e) (x) (aa)		200	131
UniCredit SpA, (Italy),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 7.33%), 7.50%, 06/03/2026 (x) (aa)	EUR	200	172
7.83%, 12/04/2023 (e)		350	353
Wells Fargo & Co.,
Series BB, (CMT Index 5 Year + 3.45%), 3.90%, 03/15/2026 (x) (aa)		259	219
(United States SOFR + 1.56%), 4.54%, 08/15/2026 (aa)		223	216
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)		231	220

			115,302

Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
2.88%, 08/14/2024		336	316
3.50%, 01/15/2025		347	326
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/2027 (e)		534	502
Air Lease Corp., 3.00%, 09/15/2023		320	312
Aircastle Ltd., (Bermuda), 4.40%, 09/25/2023		448	440
Ally Financial, Inc.,
1.45%, 10/02/2023		80	77
5.13%, 09/30/2024		250	249
5.75%, 11/20/2025		334	324
American Express Co.,
(CMT Index 5 Year + 2.85%), 3.55%, 09/15/2026 (x) (aa)		760	586
3.95%, 08/01/2025		171	165
Aviation Capital Group LLC, 5.50%, 12/15/2024 (e)		300	290

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Avolon Holdings Funding Ltd., (Cayman Islands), 4.25%, 04/15/2026 (e)		439	394
BOC Aviation Ltd., (Singapore), Reg. S, 3.25%, 04/29/2025		600	565
Bread Financial Holdings, Inc., 4.75%, 12/15/2024 (e)		1,783	1,557
Capital One Financial Corp.,
(United States SOFR + 0.69%), 3.54%, 12/06/2024 (aa)		311	304
(United States SOFR + 1.37%), 4.17%, 05/09/2025 (aa)		260	253
Charles Schwab Corp. (The), Series H, (CMT Index 10 Year + 3.08%), 4.00%, 12/01/2030 (x) (aa)		1,868	1,372
doValue SpA, (Italy), Reg. S, 5.00%, 08/04/2025	EUR	100	90
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin, 3.88%, 02/15/2026 (e)		250	227
Enact Holdings, Inc., 6.50%, 08/15/2025 (e)		1,212	1,162
Encore Capital Group, Inc., Reg. S, 5.38%, 02/15/2026	GBP	200	197
Garfunkelux Holdco 3 SA, (Luxembourg),
Reg. S, 6.75%, 11/01/2025	EUR	200	151
Reg. S, 7.75%, 11/01/2025	GBP	100	87
Global Aircraft Leasing Co. Ltd., (Cayman Islands), 6.50% (cash), 09/15/2024 (e) (v)		162	122
goeasy Ltd., (Canada), 5.38%, 12/01/2024 (e)		800	750
Home Point Capital, Inc., 5.00%, 02/01/2026 (e)		1,474	919
Intrum AB, (Sweden), Reg. S, 3.50%, 07/15/2026	EUR	200	156
Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 08/15/2028 (e)		3,990	2,943
Jerrold Finco plc, (United Kingdom), Reg. S, 4.88%, 01/15/2026	GBP	100	87
King Talent Management Ltd., (Cayman Islands), Reg. S, (CMT Index 5 Year + 3.52%), 5.60%, 12/04/2022 (x) (aa)		1,500	1,455
LD Holdings Group LLC,
6.13%, 04/01/2028 (e)		1,593	829
6.50%, 11/01/2025 (e)		1,110	651
LFS Topco LLC, 5.88%, 10/15/2026 (e)		625	497
Lincoln Financing Sarl, (Luxembourg), Reg. S, 3.63%, 04/01/2024	EUR	100	94
LPL Holdings, Inc.,
4.00%, 03/15/2029 (e)		2,825	2,423
4.38%, 05/15/2031 (e)		500	414
Muthoot Finance Ltd., (India), Reg. S, 4.40%, 09/02/2023		12,200	11,864
Nationstar Mortgage Holdings, Inc.,
5.13%, 12/15/2030 (e)		2,266	1,643
5.50%, 08/15/2028 (e)		4,005	3,145
6.00%, 01/15/2027 (e)		1,000	846
Navient Corp.,
5.50%, 01/25/2023		28	28
5.50%, 03/15/2029		3,378	2,568
5.88%, 10/25/2024		190	180
6.13%, 03/25/2024		399	389
7.25%, 09/25/2023		161	160
NFP Corp.,
4.88%, 08/15/2028 (e)		2,570	2,193
6.88%, 08/15/2028 (e)		7,945	6,197
7.50%, 10/01/2030 (e)		385	365

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
OneMain Finance Corp.,
3.50%, 01/15/2027		1,301	1,013
3.88%, 09/15/2028		250	184
4.00%, 09/15/2030		2,379	1,669
5.38%, 11/15/2029		1,688	1,308
6.13%, 03/15/2024		171	165
6.63%, 01/15/2028		255	219
6.88%, 03/15/2025		9,877	9,289
7.13%, 03/15/2026		564	509
8.25%, 10/01/2023		155	157
Park Aerospace Holdings Ltd., (Cayman Islands),
4.50%, 03/15/2023 (e)		765	761
5.50%, 02/15/2024 (e)		250	244
PennyMac Financial Services, Inc., 4.25%, 02/15/2029 (e)		925	659
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/2026 (e)		3,388	2,778
4.00%, 10/15/2033 (e)		1,505	1,035
Sherwood Financing plc, (United Kingdom), Reg. S, 6.00%, 11/15/2026	GBP	300	251
Shriram Transport Finance Co. Ltd., (India),
Reg. S, 5.10%, 07/16/2023		17,000	16,371
Reg. S, 5.95%, 10/24/2022		1,650	1,642
SLM Corp., 3.13%, 11/02/2026		61	51
VistaJet Malta Finance PLC / XO Management Holding, Inc., (Multinational),
6.38%, 02/01/2030 (e)		650	532
7.88%, 05/01/2027 (e)		2,928	2,632

			92,333

Insurance — 1.0%
Acrisure LLC / Acrisure Finance, Inc., 6.00%, 08/01/2029 (e)		98	76
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
4.25%, 10/15/2027 (e)		5,451	4,656
5.88%, 11/01/2029 (e)		8,197	6,658
6.75%, 10/15/2027 (e)		4,292	3,699
AmWINS Group, Inc., 4.88%, 06/30/2029 (e)		1,127	937
Aon Corp., 8.21%, 01/01/2027		269	279
BroadStreet Partners, Inc., 5.88%, 04/15/2029 (e)		875	689
CNO Financial Group, Inc., 5.25%, 05/30/2025		250	247
CNO Global Funding, 1.75%, 10/07/2026 (e)		406	351
F&G Global Funding,
1.75%, 06/30/2026 (e)		220	192
2.30%, 04/11/2027 (e)		444	382
GA Global Funding Trust,
0.80%, 09/13/2024 (e)		336	304
3.85%, 04/11/2025 (e)		483	460
Galaxy Bidco Ltd., (Jersey), Reg. S, 6.50%, 07/31/2026	GBP	300	273
GTCR AP Finance, Inc., 8.00%, 05/15/2027 (e)		1,684	1,549
HUB International Ltd.,
5.63%, 12/01/2029 (e)		60	50
7.00%, 05/01/2026 (e)		4,072	3,862

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Liberty Mutual Group, Inc., Reg. S, (EUR Swap Rate 5 Year + 3.70%), 3.63%, 05/23/2059 (aa)	EUR	200	167
Muang Thai Life Assurance PCL, (Thailand), Reg. S, (CMT Index 10 Year + 2.40%), 3.55%, 01/27/2037 (aa)		2,400	2,028
ZhongAn Online P&C Insurance Co. Ltd., (China), Reg. S, 3.13%, 07/16/2025		5,900	4,941

			31,800

Investment Companies — 0.9%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (e)		1,074	843
Huarong Finance 2019 Co. Ltd., (British Virgin Islands), Reg. S, 4.50%, 05/29/2029		13,200	9,289
Huarong Finance II Co. Ltd., (British Virgin Islands), Reg. S, 5.00%, 11/19/2025		9,700	8,257
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
4.38%, 02/01/2029		4,025	3,240
5.25%, 05/15/2027		3,945	3,462
6.25%, 05/15/2026		190	176
OWL Rock Core Income Corp.,
5.50%, 03/21/2025		195	183
7.75%, 09/16/2027 (e)		779	768

			26,218

Private Equity — 0.1%
GLP Pte Ltd., (Singapore),
Reg. S, (CMT Index 5 Year + 3.74%), 4.50%, 05/17/2026 (x) (aa)		1,000	661
Reg. S, (CMT Index 5 Year + 3.73%), 4.60%, 06/29/2027 (x) (aa)		5,260	3,211

			3,872

Real Estate — 4.3%
ADLER Group SA, (Luxembourg),
Reg. S, 2.75%, 11/13/2026	EUR	200	98
Reg. S, 3.25%, 08/05/2025	EUR	100	54
Agile Group Holdings Ltd., (Cayman Islands),
Reg. S, 5.50%, 04/21/2025		3,100	887
Reg. S, 5.75%, 01/02/2025		9,200	2,773
Aroundtown SA, (Luxembourg), Reg. S, (EUR Swap Rate 5 Year + 3.98%), 3.38%, 09/23/2024 (x) (aa)	EUR	200	127
China SCE Group Holdings Ltd., (Cayman Islands),
Reg. S, 5.95%, 09/29/2024		5,450	1,074
Reg. S, 6.00%, 02/04/2026		4,300	626
CIFI Holdings Group Co. Ltd., (Cayman Islands),
Reg. S, 4.45%, 08/17/2026		21,850	5,462
Reg. S, 6.00%, 07/16/2025		5,500	1,195
Country Garden Holdings Co. Ltd., (Cayman Islands),
Reg. S, 2.70%, 07/12/2026		4,800	1,480
Reg. S, 3.13%, 10/22/2025		2,120	677
Reg. S, 3.30%, 01/12/2031		6,300	1,859
Reg. S, 3.88%, 10/22/2030		8,473	2,366
Reg. S, 4.20%, 02/06/2026		2,600	897
Reg. S, 4.80%, 08/06/2030		279	77
Reg. S, 5.13%, 01/17/2025		1,000	327
Reg. S, 5.13%, 01/14/2027		10,752	3,118

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
Reg. S, 5.40%, 05/27/2025		1,000	328
Reg. S, 5.63%, 01/14/2030		3,800	969
Reg. S, 6.50%, 04/08/2024		1,200	435
Reg. S, 7.25%, 04/08/2026		9,500	3,467
Reg. S, 8.00%, 01/27/2024		1,050	404
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028 (e)		2,177	2,019
DIC Asset AG, (Germany), Reg. S, 2.25%, 09/22/2026	EUR	100	70
Five Point Operating Co. LP / Five Point Capital Corp., 7.88%, 11/15/2025 (e)		5,405	4,311
Gemdale Ever Prosperity Investment Ltd., (Hong Kong), Reg. S, 4.95%, 08/12/2024		3,000	1,916
Global Prime Capital Pte Ltd., (Singapore), Reg. S, 5.95%, 01/23/2025		1,800	1,697
Greenland Global Investment Ltd., (British Virgin Islands), Reg. S, 7.25%, 01/22/2025		8,700	3,445
Greentown China Holdings Ltd., (Cayman Islands), Reg. S, 4.70%, 04/29/2025		3,900	3,042
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025 (e)		600	567
Howard Hughes Corp. (The),
4.13%, 02/01/2029 (e)		706	545
4.38%, 02/01/2031 (e)		2,433	1,748
5.38%, 08/01/2028 (e)		4,600	3,818
Hunt Cos., Inc., 5.25%, 04/15/2029 (e)		3,690	2,826
KWG Group Holdings Ltd., (Cayman Islands), Reg. S, 5.95%, 08/10/2025		16,700	3,020
Longfor Group Holdings Ltd., (Cayman Islands),
Reg. S, 3.95%, 09/16/2029		1,300	872
Reg. S, 4.50%, 01/16/2028		1,200	888
New Metro Global Ltd., (British Virgin Islands),
Reg. S, 4.50%, 05/02/2026		2,300	736
Reg. S, 4.80%, 12/15/2024		3,700	1,650
Reg. S, 6.80%, 08/05/2023		9,500	6,176
NWD Finance BVI Ltd., (British Virgin Islands),
Reg. S, (CMT Index 5 Year + 7.89%), 5.25%, 03/22/2026 (x) (aa)		27,100	23,645
Reg. S, (CMT Index 3 Year + 6.20%), 6.15%, 03/16/2025 (x) (aa)		2,700	2,581
Powerlong Real Estate Holdings Ltd., (Cayman Islands),
Reg. S, 5.95%, 04/30/2025		9,900	1,260
Reg. S, 6.25%, 08/10/2024		800	114
Realogy Group LLC / Realogy Co-Issuer Corp.,
5.25%, 04/15/2030 (e)		1,005	685
5.75%, 01/15/2029 (e)		2,600	1,875
RKPF Overseas 2019 A Ltd., (British Virgin Islands), Reg. S, 6.00%, 09/04/2025		5,200	2,108
RKPF Overseas 2020 A Ltd., (British Virgin Islands), Reg. S, 5.13%, 07/26/2026		14,150	4,815
Seazen Group Ltd., (Cayman Islands), Reg. S, 4.45%, 07/13/2025		3,248	1,169
Shui On Development Holding Ltd., (Cayman Islands), Reg. S, 5.50%, 06/29/2026		2,300	1,410
Sunac China Holdings Ltd., (Cayman Islands),
Reg. S, 5.95%, 04/26/2024 (d)		1,500	210
Reg. S, 6.50%, 07/09/2023 (d)		9,400	1,312
Reg. S, 6.80%, 10/20/2024 (d)		17,500	2,461
Reg. S, 7.95%, 10/11/2023 (d)		2,000	270

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
Times China Holdings Ltd., (Cayman Islands),
Reg. S, 5.55%, 06/04/2024		8,800	1,231
Reg. S, 6.60%, 03/02/2023		1,200	298
Vivion Investments Sarl, (Luxembourg), Reg. S, 3.50%, 11/01/2025	EUR	200	173
VLL International, Inc., (Cayman Islands), Reg. S, 5.75%, 11/28/2024		11,000	10,684
Wanda Properties International Co. Ltd., (British Virgin Islands), Reg. S, 7.25%, 01/29/2024		3,000	2,098
Wanda Properties Overseas Ltd., (British Virgin Islands), Reg. S, 6.88%, 07/23/2023		2,000	1,589
WeWork Cos. LLC / WW Co-Obligor, Inc., 5.00%, 07/10/2025 (e)		167	99
Yanlord Land HK Co. Ltd., (Hong Kong), Reg. S, 5.13%, 05/20/2026		10,000	6,924

			135,057

REITS — 1.8%
American Tower Corp.,
1.60%, 04/15/2026		28	24
3.60%, 01/15/2028		12	11
3.65%, 03/15/2027		414	379
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 04/01/2027 (e)		65	53
Diversified Healthcare Trust,
4.38%, 03/01/2031		3,325	2,153
4.75%, 05/01/2024		250	215
4.75%, 02/15/2028		3,550	2,237
9.75%, 06/15/2025		2,933	2,653
EPR Properties, 4.75%, 12/15/2026		305	271
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/2025		139	134
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (e)		1,380	1,107
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (e)		1,149	890
Iron Mountain UK plc, (United Kingdom), Reg. S, 3.88%, 11/15/2025	GBP	300	296
Iron Mountain, Inc., 5.25%, 07/15/2030 (e)		349	289
Kite Realty Group Trust, 4.00%, 03/15/2025		99	94
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 06/15/2029 (e)		19	14
LMIRT Capital Pte Ltd., (Singapore),
Reg. S, 7.25%, 06/19/2024		4,100	2,952
Reg. S, 7.50%, 02/09/2026		1,500	977
MPT Operating Partnership LP / MPT Finance Corp.,
3.50%, 03/15/2031		8,073	5,621
4.63%, 08/01/2029		1,849	1,488
5.00%, 10/15/2027		1,669	1,442
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.50%, 06/01/2025 (e)		4,225	4,200
RHP Hotel Properties LP / RHP Finance Corp., 4.75%, 10/15/2027		4,366	3,798
RLJ Lodging Trust LP, 4.00%, 09/15/2029 (e)		159	125
SBA Communications Corp.,
3.13%, 02/01/2029		569	458
3.88%, 02/15/2027		3,200	2,858
SL Green Operating Partnership LP, 3.25%, 10/15/2022		560	560
Starwood Property Trust, Inc., 5.50%, 11/01/2023 (e)		2	2

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
REITS — continued
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.88%, 02/15/2025 (e)	9,109	8,890
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC,
4.75%, 04/15/2028 (e)	1,165	920
6.50%, 02/15/2029 (e)	1,686	1,130
VICI Properties LP, 5.63%, 05/15/2052	714	591
VICI Properties LP / VICI Note Co., Inc.,
3.50%, 02/15/2025 (e)	625	577
3.75%, 02/15/2027 (e)	105	92
3.88%, 02/15/2029 (e)	183	153
4.13%, 08/15/2030 (e)	582	486
4.25%, 12/01/2026 (e)	65	59
4.50%, 09/01/2026 (e)	2,029	1,854
4.50%, 01/15/2028 (e)	376	334
4.63%, 06/15/2025 (e)	389	366
4.63%, 12/01/2029 (e)	436	379
5.63%, 05/01/2024 (e)	230	226
5.75%, 02/01/2027 (e)	4,538	4,276
Vornado Realty LP, 3.50%, 01/15/2025	219	205
WEA Finance LLC / Westfield UK & Europe Finance plc, 3.75%, 09/17/2024 (e)	961	908

		56,747

Savings & Loans — 0.0% (g)
Nationwide Building Society, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 03/08/2024 (e) (aa)	200	198
4.00%, 09/14/2026 (e)	394	358

		556

Total Financial		461,885

Government — 0.6%
Sovereign — 0.6%
1MDB Global Investments Ltd., (British Virgin Islands), Reg. S, 4.40%, 03/09/2023	19,900	19,061

Industrial — 7.5%
Aerospace/Defense — 2.1%
Boeing Co. (The), 5.93%, 05/01/2060	6,920	5,920
Bombardier, Inc., (Canada),
6.00%, 02/15/2028 (e)	5,006	4,194
7.13%, 06/15/2026 (e)	5,283	4,845
7.45%, 05/01/2034 (e)	151	141
7.50%, 12/01/2024 (e)	2,296	2,282
7.50%, 03/15/2025 (e)	2,200	2,157
7.88%, 04/15/2027 (e)	15,372	14,142
F-Brasile SpA / F-Brasile US LLC, (Italy), Series XR, 7.38%, 08/15/2026 (e)	256	198
Howmet Aerospace, Inc., 6.88%, 05/01/2025	83	84
Rolls-Royce plc, (United Kingdom),
3.63%, 10/14/2025 (e)	364	311
5.75%, 10/15/2027 (e)	4,023	3,495
Spirit AeroSystems, Inc., 7.50%, 04/15/2025 (e)	586	552

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Aerospace/Defense — continued
TransDigm UK Holdings plc, (United Kingdom), 6.88%, 05/15/2026		1,500	1,422
TransDigm, Inc.,
4.63%, 01/15/2029		3,809	3,066
4.88%, 05/01/2029		1,500	1,213
5.50%, 11/15/2027		400	348
6.25%, 03/15/2026 (e)		20,097	19,494
7.50%, 03/15/2027		1,451	1,381
8.00%, 12/15/2025 (e)		612	621
Triumph Group, Inc., 8.88%, 06/01/2024 (e)		438	438

			66,304

Building Materials — 0.9%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028 (e)		1,979	1,631
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029 (e)		500	279
Eco Material Technologies, Inc., 7.88%, 01/31/2027 (e)		2,100	1,860
Griffon Corp., 5.75%, 03/01/2028		880	757
HT Troplast GmbH, (Germany), Reg. S, 9.25%, 07/15/2025	EUR	200	173
JELD-WEN, Inc., 4.63%, 12/15/2025 (e)		1,290	1,041
Masonite International Corp., (Canada),
3.50%, 02/15/2030 (e)		572	437
5.38%, 02/01/2028 (e)		1,788	1,582
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (e)		2,025	1,478
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028 (e)		381	321
PCF GmbH, (Germany), Reg. S, 4.75%, 04/15/2026	EUR	200	158
SRM Escrow Issuer LLC, 6.00%, 11/01/2028 (e)		6,927	5,593
Standard Industries, Inc.,
Reg. S, 2.25%, 11/21/2026	EUR	100	76
3.38%, 01/15/2031 (e)		4,471	3,150
4.38%, 07/15/2030 (e)		6,304	4,823
4.75%, 01/15/2028 (e)		13	11
Summit Materials LLC / Summit Materials Finance Corp.,
5.25%, 01/15/2029 (e)		321	282
6.50%, 03/15/2027 (e)		375	359
West China Cement Ltd., (Jersey), Reg. S, 4.95%, 07/08/2026		6,200	4,361

			28,372

Electrical Components & Equipments — 0.2%
Energizer Holdings, Inc.,
4.38%, 03/31/2029 (e)		1,000	744
4.75%, 06/15/2028 (e)		500	396
6.50%, 12/31/2027 (e)		821	729
EnerSys, 4.38%, 12/15/2027 (e)		560	494
WESCO Distribution, Inc.,
7.13%, 06/15/2025 (e)		1,805	1,806
7.25%, 06/15/2028 (e)		3,646	3,571

			7,740

Electronics — 0.6%
AAC Technologies Holdings, Inc., (Cayman Islands), Reg. S, 3.00%, 11/27/2024		8,800	7,748
Coherent Corp., 5.00%, 12/15/2029 (e)		4,558	3,770

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electronics — continued
Imola Merger Corp., 4.75%, 05/15/2029 (e)		1,855	1,565
Likewize Corp., 9.75%, 10/15/2025 (e)		2,330	2,149
Sensata Technologies BV, (Netherlands),
4.00%, 04/15/2029 (e)		74	61
5.88%, 09/01/2030 (e)		864	809
Sensata Technologies, Inc.,
3.75%, 02/15/2031 (e)		547	431
4.38%, 02/15/2030 (e)		3,862	3,227

			19,760

Engineering & Construction — 0.8%
Abertis Infraestructuras Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 3.69%), 3.25%, 11/24/2025 (x) (aa)	EUR	300	238
Arcosa, Inc., 4.38%, 04/15/2029 (e)		1,267	1,077
Artera Services LLC, 9.03%, 12/04/2025 (e)		1,311	1,055
Celestial Miles Ltd., (British Virgin Islands), Reg. S, (CMT Index 5 Year + 8.21%), 5.75%, 01/31/2024 (x) (aa)		13,800	13,307
Cellnex Finance Co. SA, (Spain), Reg. S, 1.50%, 06/08/2028	EUR	100	77
GMR Hyderabad International Airport Ltd., (India), Reg. S, 4.75%, 02/02/2026		9,500	8,507
Heathrow Finance plc, (United Kingdom), Reg. S, 5.75%, 03/03/2025	GBP	100	103
TopBuild Corp., 3.63%, 03/15/2029 (e)		500	392

			24,756

Environmental Control — 0.4%
Clean Harbors, Inc.,
4.88%, 07/15/2027 (e)		1,116	1,018
5.13%, 07/15/2029 (e)		41	38
Covanta Holding Corp.,
4.88%, 12/01/2029 (e)		1,087	879
5.00%, 09/01/2030		234	183
GFL Environmental, Inc., (Canada),
3.50%, 09/01/2028 (e)		356	300
4.00%, 08/01/2028 (e)		2,849	2,386
4.38%, 08/15/2029 (e)		1,856	1,548
4.75%, 06/15/2029 (e)		586	494
5.13%, 12/15/2026 (e)		1,973	1,837
Madison IAQ LLC, 5.88%, 06/30/2029 (e)		216	148
Paprec Holding SA, (France), Reg. S, 3.50%, 07/01/2028	EUR	200	150
Waste Pro USA, Inc., 5.50%, 02/15/2026 (e)		2,956	2,605

			11,586

Machinery - Construction & Mining — 0.3%
BWX Technologies, Inc.,
4.13%, 06/30/2028 (e)		341	298
4.13%, 04/15/2029 (e)		2,146	1,856
Terex Corp., 5.00%, 05/15/2029 (e)		3,853	3,307
Vertiv Group Corp., 4.13%, 11/15/2028 (e)		3,332	2,682

			8,143

Machinery - Diversified — 0.5%
ATS Automation Tooling Systems, Inc., (Canada), 4.13%, 12/15/2028 (e)		114	95
GrafTech Finance, Inc., 4.63%, 12/15/2028 (e)		2,469	1,873

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Machinery - Diversified — continued
Granite US Holdings Corp., 11.00%, 10/01/2027 (e)		155	146
Husky III Holding Ltd., (Canada), 13.00% (cash), 02/15/2025 (e) (v)		122	115
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/2024 (e)		3,396	3,192
OT Merger Corp., 7.88%, 10/15/2029 (e)		394	267
Renk AG / Frankfurt am Main, (Germany), Reg. S, 5.75%, 07/15/2025	EUR	100	90
Titan Acquisition Ltd. / Titan Co-Borrower LLC, (Multinational), 7.75%, 04/15/2026 (e)		3,995	3,158
TK Elevator Holdco GmbH, (Germany), 7.63%, 07/15/2028 (e)		2,487	2,083
TK Elevator Midco GmbH, (Germany), Reg. S, 4.38%, 07/15/2027	EUR	585	480
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (e)		5,639	4,794
Westinghouse Air Brake Technologies Corp., 4.38%, 08/15/2023		200	198

			16,491

Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (e)		3,255	3,153
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (e)		500	419
Vallourec SA, (France), Reg. S, 8.50%, 06/30/2026	EUR	200	183

			3,755

Miscellaneous Manufacturers — 0.1%
Amsted Industries, Inc.,
4.63%, 05/15/2030 (e)		3,466	2,869
5.63%, 07/01/2027 (e)		122	112
Gates Global LLC / Gates Corp., 6.25%, 01/15/2026 (e)		2,186	2,011

			4,992

Packaging & Containers — 1.3%
ARD Finance SA, (Luxembourg), 6.50% (cash), 06/30/2027 (e) (v)		4,031	2,760
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, (Multinational),
Reg. S, 2.00%, 09/01/2028	EUR	100	75
Reg. S, 3.00%, 09/01/2029	EUR	300	209
3.25%, 09/01/2028 (e)		200	163
4.00%, 09/01/2029 (e)		7,400	5,439
6.00%, 06/15/2027 (e)		1,692	1,593
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., (Multinational), 5.25%, 08/15/2027 (e)		1,148	712
Ball Corp.,
2.88%, 08/15/2030		118	91
3.13%, 09/15/2031		1,316	992
Clydesdale Acquisition Holdings, Inc.,
6.63%, 04/15/2029 (e)		2,376	2,162
8.75%, 04/15/2030 (e)		2,716	2,246
Crown Americas LLC, 5.25%, 04/01/2030 (e)		422	380
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (e)		1,375	1,105
Graphic Packaging International LLC,
Reg. S, 2.63%, 02/01/2029	EUR	400	299
4.13%, 08/15/2024		725	695
4.75%, 07/15/2027 (e)		1,059	969
Intelligent Packaging Holdco Issuer LP, (Canada), 9.00% (cash), 01/15/2026 (e) (v)		975	780
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, (Canada), 6.00%, 09/15/2028 (e)		2,814	2,238

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Packaging & Containers — continued
Kleopatra Finco Sarl, (Luxembourg), Reg. S, 4.25%, 03/01/2026	EUR	300	236
LABL, Inc.,
5.88%, 11/01/2028 (e)		2,552	2,067
6.75%, 07/15/2026 (e)		2,525	2,273
8.25%, 11/01/2029 (e)		1,050	763
10.50%, 07/15/2027 (e)		325	276
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/2024 (e)		141	134
OI European Group BV, (Netherlands),
Reg. S, 2.88%, 02/15/2025	EUR	200	175
4.75%, 02/15/2030 (e)		300	239
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027 (e)		529	480
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028 (e)		875	724
Sealed Air Corp., 4.00%, 12/01/2027 (e)		89	77
Silgan Holdings, Inc., 4.13%, 02/01/2028		93	82
Trident TPI Holdings, Inc., 9.25%, 08/01/2024 (e)		1,400	1,285
TriMas Corp., 4.13%, 04/15/2029 (e)		2,625	2,216
Trivium Packaging Finance BV, (Netherlands),
5.50%, 08/15/2026 (e)		2,436	2,179
8.50%, 08/15/2027 (e)		4,953	4,372
Verallia SA, (France), Reg. S, 1.88%, 11/10/2031	EUR	200	134

			40,620

Transportation — 0.1%
CMA CGM SA, (France), Reg. S, 7.50%, 01/15/2026	EUR	300	299
Getlink SE, (France), Reg. S, 3.50%, 10/30/2025	EUR	300	267
Misc Capital Two Labuan Ltd., (Malaysia), Reg. S, 3.75%, 04/06/2027		1,800	1,630
Poste Italiane SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.68%), 2.63%, 03/24/2029 (x) (aa)	EUR	200	139
Seaspan Corp., (Marshall Island), 5.50%, 08/01/2029 (e)		70	54

			2,389

Trucking & Leasing — 0.1%
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028 (e)		2,773	2,218
6.50%, 10/01/2025 (e)		127	119

			2,337

Total Industrial			237,245

Technology — 3.0%
Computers — 1.0%
Booz Allen Hamilton, Inc.,
3.88%, 09/01/2028 (e)		249	214
4.00%, 07/01/2029 (e)		625	535
CA Magnum Holdings, (Mauritius),
5.38%, 10/31/2026 (e)		2,726	2,290
Reg. S, 5.38%, 10/31/2026		12,400	10,417
Centurion Bidco SpA, (Italy), Reg. S, 5.88%, 09/30/2026	EUR	300	257
Condor Merger Sub, Inc., 7.38%, 02/15/2030 (e)		6,314	5,083
Dell International LLC / EMC Corp.,
4.90%, 10/01/2026		200	193
6.02%, 06/15/2026		407	409

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Computers — continued
KBR, Inc., 4.75%, 09/30/2028 (e)		306	263
Lenovo Group Ltd., (Hong Kong),
5.83%, 01/27/2028 (e)		1,600	1,519
Reg. S, 5.88%, 04/24/2025		1,000	988
NCR Corp.,
5.00%, 10/01/2028 (e)		1,289	1,014
5.13%, 04/15/2029 (e)		4,301	3,226
5.25%, 10/01/2030 (e)		1,052	794
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 5.75%, 06/01/2025 (e)		3,199	3,117

			30,319

Office/Business & Equipment — 0.0% (g)
CDW LLC / CDW Finance Corp.,
3.25%, 02/15/2029		148	120
3.28%, 12/01/2028		108	89

			209

Semiconductors — 0.2%
Entegris Escrow Corp., 4.75%, 04/15/2029 (e)		4,947	4,357
Entegris, Inc.,
3.63%, 05/01/2029 (e)		413	327
4.38%, 04/15/2028 (e)		204	173
Microchip Technology, Inc., 4.25%, 09/01/2025		723	698
Qorvo, Inc., 1.75%, 12/15/2024 (e)		78	72
SK Hynix, Inc., (South Korea), 1.50%, 01/19/2026 (e)		731	633
Synaptics, Inc., 4.00%, 06/15/2029 (e)		740	596

			6,856

Software — 1.8%
Black Knight InfoServ LLC, 3.63%, 09/01/2028 (e)		4,272	3,642
Boxer Parent Co., Inc.,
Reg. S, 6.50%, 10/02/2025	EUR	500	458
7.13%, 10/02/2025 (e)		5,795	5,680
9.13%, 03/01/2026 (e)		559	537
Camelot Finance SA, (Luxembourg), 4.50%, 11/01/2026 (e)		1,900	1,736
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (e)		2,279	2,167
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/2025 (e)		3,426	3,413
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028 (e)		6,516	5,374
4.88%, 07/01/2029 (e)		775	607
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028 (e)		60	51
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029 (e)		3,940	3,213
Elastic NV, (Netherlands), 4.13%, 07/15/2029 (e)		1,576	1,245
Fair Isaac Corp., 4.00%, 06/15/2028 (e)		1,249	1,064
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 4.63%, 05/01/2028 (e)		699	526
MicroStrategy, Inc., 6.13%, 06/15/2028 (e)		2,265	1,866
Minerva Merger Sub, Inc., 6.50%, 02/15/2030 (e)		4,210	3,328

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Software — continued
MSCI, Inc.,
3.25%, 08/15/2033 (e)		71	55
3.63%, 09/01/2030 (e)		344	283
3.88%, 02/15/2031 (e)		1,542	1,298
Open Text Corp., (Canada),
3.88%, 02/15/2028 (e)		42	35
3.88%, 12/01/2029 (e)		541	416
Open Text Holdings, Inc., 4.13%, 02/15/2030 (e)		681	544
Oracle Corp.,
2.30%, 03/25/2028		581	486
2.50%, 04/01/2025		120	112
2.65%, 07/15/2026		130	117
Picard Midco, Inc., 6.50%, 03/31/2029 (e)		7,258	6,167
Playtika Holding Corp., 4.25%, 03/15/2029 (e)		2,091	1,672
PTC, Inc., 3.63%, 02/15/2025 (e)		1,832	1,706
Rackspace Technology Global, Inc., 3.50%, 02/15/2028 (e)		30	20
SS&C Technologies, Inc., 5.50%, 09/30/2027 (e)		3,540	3,229
Twilio, Inc., 3.88%, 03/15/2031		2,204	1,730
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 09/01/2025 (e)		321	246
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.88%, 02/01/2029 (e)		6,203	5,061

			58,084

Total Technology			95,468

Utilities — 4.1%
Electric — 3.9%
ACEN Finance Ltd., (Cayman Islands), Reg. S, 4.00%, 03/08/2025 (x)		5,400	4,374
Adani Green Energy Ltd., (India), Reg. S, 4.38%, 09/08/2024		3,000	2,460
AES Corp. (The), 3.30%, 07/15/2025 (e)		527	486
Alexander Funding Trust, 1.84%, 11/15/2023 (e)		527	493
Calpine Corp.,
3.75%, 03/01/2031 (e)		6,155	4,816
4.50%, 02/15/2028 (e)		1,273	1,122
4.63%, 02/01/2029 (e)		4,903	3,995
5.00%, 02/01/2031 (e)		3,725	2,946
5.13%, 03/15/2028 (e)		9,392	8,069
5.25%, 06/01/2026 (e)		164	155
Cikarang Listrindo Tbk. PT, (Indonesia), Reg. S, 4.95%, 09/14/2026		7,200	6,545
Clean Renewable Power Mauritius Pte Ltd., (Mauritius), Reg. S, 4.25%, 03/25/2027		2,149	1,714
Clearway Energy Operating LLC,
3.75%, 01/15/2032 (e)		346	268
4.75%, 03/15/2028 (e)		1,686	1,502
Comision Federal de Electricidad, (Mexico), 4.88%, 01/15/2024 (e)		300	294
Edison International,
Series A, (CMT Index 5 Year + 4.70%), 5.38%, 03/15/2026 (x) (aa)		792	656
Series B, (CMT Index 5 Year + 3.90%), 5.00%, 12/15/2026 (x) (aa)		329	260
Electricite de France SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 3.97%), 3.38%, 06/15/2030 (x) (aa)	EUR	400	266
Reg. S, (GBP Swap Rate 13 Year + 4.23%), 6.00%, 01/29/2026 (x) (aa)	GBP	300	259

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Fells Point Funding Trust, 3.05%, 01/31/2027 (e)		424	378
FirstEnergy Corp.,
2.05%, 03/01/2025		480	442
Series B, 2.25%, 09/01/2030		24	19
2.65%, 03/01/2030		561	453
Series C, 3.40%, 03/01/2050		3,715	2,433
FirstEnergy Transmission LLC,
4.55%, 04/01/2049 (e)		640	499
5.45%, 07/15/2044 (e)		985	891
Jersey Central Power & Light Co., 4.70%, 04/01/2024 (e)		312	307
JSW Hydro Energy Ltd., (India), Reg. S, 4.13%, 05/18/2031		6,808	5,337
Minejesa Capital BV, (Netherlands), Reg. S, 4.63%, 08/10/2030		4,700	3,842
Mong Duong Finance Holdings BV, (Netherlands),
Reg. S, 5.13%, 05/07/2029		9,039	7,080
Naturgy Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 2.44%), 2.37%, 11/23/2026 (x) (aa)	EUR	400	300
NRG Energy, Inc.,
3.63%, 02/15/2031 (e)		5,978	4,663
3.88%, 02/15/2032 (e)		1,075	838
5.25%, 06/15/2029 (e)		2,810	2,459
5.75%, 01/15/2028		1,555	1,438
6.63%, 01/15/2027		538	527
Pacific Gas and Electric Co., 3.15%, 01/01/2026		354	318
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 08/15/2028 (e)		801	694
PG&E Corp.,
5.00%, 07/01/2028		925	796
5.25%, 07/01/2030		6,311	5,439
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries, (India), Reg. S, 4.50%, 07/14/2028		11,800	8,847
SMC Global Power Holdings Corp., (Philippines), Reg. S, (CMT Index 5 Year + 9.20%), 7.00%, 10/21/2025 (x) (aa)		13,000	11,570
Star Energy Geothermal Wayang Windu Ltd., (British Virgin Islands), Reg. S, 6.75%, 04/24/2033		2,057	1,867
Vistra Corp.,
(CMT Index 5 Year + 5.74%), 7.00%, 12/15/2026 (e) (x) (aa)		4,249	3,709
(CMT Index 5 Year + 6.93%), 8.00%, 10/15/2026 (e) (x) (aa)		2,075	1,906
Vistra Operations Co. LLC,
3.55%, 07/15/2024 (e)		473	451
4.38%, 05/01/2029 (e)		11,551	9,616
4.88%, 05/13/2024 (e)		495	482
5.00%, 07/31/2027 (e)		1,454	1,313
5.50%, 09/01/2026 (e)		2,824	2,627
5.63%, 02/15/2027 (e)		853	800

			123,021

Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp.,
5.50%, 05/20/2025		2,505	2,326
5.88%, 08/20/2026		3,905	3,538
Brooklyn Union Gas Co. (The), 4.63%, 08/05/2027 (e)		162	153

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Gas — continued
National Fuel Gas Co., 5.50%, 01/15/2026		289	284
UGI International LLC, Reg. S, 2.50%, 12/01/2029	EUR	200	146

			6,447

Water — 0.0% (g)
Thames Water Kemble Finance plc, (United Kingdom), Reg. S, 4.63%, 05/19/2026	GBP	168	156

Total Utilities			129,624

Total Corporate Bonds (Cost $2,917,500)			2,547,673

Foreign Government Securities — 1.2%
Mongolia Government International Bond, (Mongolia),
Reg. S, 5.13%, 04/07/2026		6,400	5,295
Reg. S, 5.63%, 05/01/2023		1,800	1,697
5.63%, 05/01/2023 (e)		4,200	3,958
Morocco Government International Bond, (Morocco), 4.25%, 12/11/2022 (e)		450	448
Oman Government International Bond, (Oman), Reg. S, 7.00%, 01/25/2051		1,000	824
Pakistan Government International Bond, (Pakistan),
Reg. S, 6.00%, 04/08/2026		16,800	6,455
Reg. S, 6.88%, 12/05/2027		12,000	4,500
Reg. S, 7.38%, 04/08/2031		13,750	5,019
Sri Lanka Government International Bond, (Sri Lanka),
Reg. S, 5.75%, 04/18/2023 (d)		2,600	651
6.20%, 05/11/2027 (d) (e)		15,600	3,828
Reg. S, 6.20%, 05/11/2027 (d)		3,800	933
Reg. S, 6.75%, 04/18/2028 (d)		4,000	980
Reg. S, 6.85%, 03/14/2024 (d)		12,100	2,978
Reg. S, 7.55%, 03/28/2030 (d)		2,000	489
Vietnam Government International Bond, (Vietnam), Series 30YR, 5.50%, 03/12/2028		233	230

Total Foreign Government Securities (Cost $69,145)			38,285

Municipal Bond — 0.0% (g) (t)
Louisiana — 0.0% (g)
Louisiana Local Government Environmental Facilities & Community Development Authority, Taxable, Louisiana Utilities Restoration Corp., Rev., 3.62%, 02/01/2029 (Cost $204)		204	198

U.S. Treasury Obligations — 3.5%
U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/2032		8,337	7,199
U.S. Treasury Notes,
2.50%, 05/31/2024		26,890	26,118
2.50%, 03/31/2027 (ee) (ff)		24,000	22,434
2.63%, 05/31/2027		41,765	39,228
2.75%, 04/30/2027		12,520	11,822
3.00%, 06/30/2024		2,302	2,252
4.25%, 09/30/2024		846	847

Total U.S. Treasury Obligations (Cost $114,234)			109,900

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stock — 0.1%
Communications — 0.1%
Telecommunications — 0.1%
Intelsat SA, (Luxembourg) (a) (bb) (cc) (Cost $4,732)	87		2,294

Preferred Stock — 0.2%
Consumer Cyclical — 0.2%
Retail — 0.2%
Ferrellgas Escrow LLC (a) (bb) (cc) (Cost $6,490)	6		6,467

	PRINCIPAL AMOUNT ($)
Loan Assignments — 4.6% (o)
Basic Materials — 0.2%
Chemicals — 0.2%
ARC Falcon I, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 6.87%, 09/30/2028 (aa)	602		554
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, (CME Term SOFR 6 Month + 4.75%), 8.83%, 08/27/2026 (aa)	1,064		1,040
Axalta Coating Systems Dutch Holding B BV, Term B-3 Dollar Loan, (Netherlands), (ICE LIBOR USD 3 Month + 1.75%), 5.42%, 06/01/2024 (aa)	247		243
Discovery Purchaser Corp., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 4.38%), 5.57%, 10/04/2029 (u) (aa)	1,869		1,705
Nutrition & Biosciences, Inc., 3-Year Delayed Draw Term Loan, (ICE LIBOR USD 3 Month + 1.25%), 4.06%, 01/17/2023 (f) (aa)	64		64
Nutrition & Biosciences, Inc., 5-year Delayed Draw Term Loan, (ICE LIBOR USD 3 Month + 1.25%), 4.06%, 01/17/2025 (f) (aa)	113		112
Sparta U.S. Holdco LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.25%), 5.80%, 08/02/2028 (aa)	984		932
TPC Group Inc., DIP Facility, (CME Term SOFR 1 Month + 10.00%), 12.81%, 03/01/2023 (d) (aa) (cc)	97		96

Total Basic Materials			4,746

Communications — 1.0%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., Term B Loan, (ICE LIBOR USD 3 Month + 3.50%), 6.31%, 08/21/2026 (aa)	3,341		2,975

Internet — 0.2%
Acuris Finance US, Inc., Initial Dollar Term Loan, (CME Term SOFR 3 Month + 4.00%), 7.70%, 02/16/2028 (aa)	178		170
CNT Holdings I Corp., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 6.25%, 11/08/2027 (aa)	497		473
Comcast Hulu Holdings LLC, Term Loan A, (ICE LIBOR USD 1 Month + 0.88%), 3.99%, 03/15/2024 (aa)	750		743
MH Sub I LLC, 2020 June New Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 6.87%, 09/13/2024 (aa)	1,383		1,314
MH Sub I LLC, 2021 Replacement Term Loan (Second Lien), (CME Term SOFR 1 Month + 6.25%), 9.28%, 02/23/2029 (aa)	109		102
MH Sub I LLC, Amendment No. 2 Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 6.87%, 09/13/2024 (aa)	—	(h)	—	(h)
Ping Identity Corp., Term Loan, (CME Term SOFR 1 Month + 3.75%), 6.88%, 11/22/2028 (aa)	291		289
Proofpoint, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.25%), 6.32%, 08/31/2028 (aa)	2,019		1,892

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Internet — continued
Uber Technologies, Inc., 2021 Incremental Term Loan, (ICE LIBOR USD 3 Month + 3.50%), 6.57%, 04/04/2025 (aa)	1,078	1,053

		6,036

Media — 0.2%
Charter Communications Operating LLC, Term B-1 Loan, (ICE LIBOR USD 1 Month + 1.75%), 4.87%, 04/30/2025 (aa)	862	845
Diamond Sports Group LLC, Term Loan (First Lien), (CME Term SOFR 1 Month + 8.00%), 10.70%, 05/25/2026 (u) (aa)	2,752	2,632
Diamond Sports Group LLC, Term Loan (Second Lien), (CME Term SOFR 1 Month + 3.25%), 5.95%, 08/24/2026 (u) (aa)	4,732	902
DIRECTV Financing LLC, Closing Date Term Loan, (ICE LIBOR USD 1 Month + 5.00%), 8.12%, 08/02/2027 (aa)	2,947	2,738
Nielsen Finance LLC, Class B-4 Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 4.70%, 10/04/2023 (aa)	542	541
Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 5.87%, 03/15/2024 (aa)	37	37

		7,695

Telecommunications — 0.5%
Cincinnati Bell Inc., Term B-2 Loan, (SOFR 1 Month + 3.25%), 6.38%, 11/22/2028 (aa)	487	466
Connect Finco Sarl, Amendment No. 1 Refinancing Term Loan, (Luxembourg), (ICE LIBOR USD 3 Month + 3.50%), 7.17%, 12/11/2026 (u) (aa)	607	563
Delta Topco, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.75%), 5.84%, 12/01/2027 (aa)	1,861	1,681
Digicel International Finance Ltd., Initial Term B Loan (First Lien), (Saint Lucia), (ICE LIBOR USD 1 Month + 3.25%), 6.37%, 05/27/2024 (aa)	385	342
Intelsat Jackson Holdings S.A., Term B Loan, (Luxembourg), (CME Term SOFR 6 Month + 4.25%), 7.44%, 02/01/2029 (aa)	1,375	1,288
Intrado Corp., Initial Term B Loan, (ICE LIBOR USD 1 Month + 4.00%), 7.12%, 10/10/2024 (aa)	5,434	4,640
Intrado Corp., Incremental Term B-1 Loan, (ICE LIBOR USD 1 Month + 3.50%), 6.62%, 10/10/2024 (aa)	1,324	1,117
Lumen Technologies, Inc., Term A Loan, (ICE LIBOR USD 1 Month + 2.00%), 5.12%, 01/31/2025 (aa)	762	748
MetroNet Systems Holdings LLC, 2021 Term Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 6.61%, 06/02/2028 (aa)	21	20
ViaSat, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 7.65%, 03/02/2029 (u) (aa)	1,134	1,002
Xplornet Communications, Inc., Refinancing Term Loan (First Lien), (Canada), (ICE LIBOR USD 1 Month + 4.00%), 7.12%, 10/02/2028 (aa)	2,487	2,182
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 6.12%, 03/09/2027 (aa)	3,185	2,652

		16,701

Total Communications		33,407

Consumer Cyclical — 0.5%
Airlines — 0.1%
AAdvantage Loyality IP Ltd., Initial Term Loan, (Cayman Islands), (ICE LIBOR USD 3 Month + 4.75%), 7.46%, 04/20/2028 (u) (aa)	2,610	2,524
Mileage Plus Holdings LLC, Initial Term Loan, (ICE LIBOR USD 3 Month + 5.25%), 8.78%, 06/21/2027 (aa)	788	790
United AirLines, Inc., Class B Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 6.53%, 04/21/2028 (aa)	828	788

		4,102

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Apparel — 0.1%
Crocs, Inc., Term Loan, (CME Term SOFR 6 Month + 3.50%), 7.42%, 02/20/2029 (aa)	1,508	1,416

Auto Parts & Equipment — 0.0% (g)
Tenneco, Inc., Tranche A Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 5.12%, 09/29/2023 (aa)	1,227	1,210

Distribution/Wholesale — 0.0% (g)
BCPE Empire Holdings, Inc., Amendment No.3 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.63%), 7.76%, 06/11/2026 (aa)	115	110

Entertainment — 0.0% (g)
Churchill Downs, Inc., Term B Facility Loan, (ICE LIBOR USD 1 Month + 2.00%), 5.12%, 12/27/2024 (u) (aa)	345	340
Raptor Acquisition Corp., Term B Loan (First Lien), (Canada), (ICE LIBOR USD 3 Month + 4.00%), 7.60%, 11/01/2026 (aa)	201	191

		531

Lodging — 0.1%
Fertitta Entertainment LLC, Initial B Term Loan, (CME Term SOFR 1 Month + 4.00%), 7.03%, 01/27/2029 (u) (aa)	951	881
Four Seasons Holdings Inc., Term Loan (First Lien) 2013, (Canada), (ICE LIBOR USD 1 Month + 2.00%), 5.12%, 11/30/2023 (aa)	737	732
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, (ICE LIBOR USD 1 Month + 1.75%), 4.83%, 06/22/2026 (aa)	306	296
Resorts World Las Vegas LLC, Term A Facility Loan, (ICE LIBOR USD 1 Month + 1.50%), 4.62%, 04/16/2024 (aa)	500	489

		2,398

Retail — 0.2%
Foundation Building Materials, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.25%), 6.06%, 01/31/2028 (aa)	184	165
Great Outdoors Group LLC, Term B-2 Loan, (ICE LIBOR USD 1 Month + 3.75%), 6.87%, 03/06/2028 (aa)	2,487	2,292
IRB Holding Corp., 2022 Replacement Term B Loan, (CME Term SOFR 1 Month + 3.00%), 5.70%, 12/15/2027 (u) (aa)	1,493	1,396
SRS Distribution Inc., 2022 Refinancing Term Loan, (CME Term SOFR 3 Month + 3.50%), 6.18%, 06/02/2028 (aa)	398	365
Staples, Inc., 2019 Refinancing New Term B-1 Loan, (ICE LIBOR USD 3 Month + 5.00%), 7.78%, 04/16/2026 (aa)	103	90
White Cap Supply Holdings LLC, Initial Closing Date Term Loan, (CME Term SOFR 1 Month + 3.75%), 6.78%, 10/19/2027 (aa)	1,592	1,486

		5,794

Total Consumer Cyclical		15,561

Consumer Non-cyclical — 0.4%
Beverages — 0.0% (g)
Naked Juice LLC, Initial Loan (Second Lien), (CME Term SOFR 3 Month + 6.00%), 9.65%, 01/24/2030 (aa)	111	100
Naked Juice LLC, Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 6.90%, 01/24/2029 (u) (aa)	605	554

		654

Commercial Services — 0.2%
CoreLogic, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.50%), 6.63%, 06/02/2028 (aa)	758	567

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Commercial Services — continued
Element Materials Technology Group US Holdings, Inc., Delayed Draw Term B Loan (First Lien), (SOFR 3 Month + 4.25%), 7.90%, 06/22/2029 (u) (aa)	186	174
Element Materials Technology Group US Holdings, Inc., Initial USD Term B Loan (First Lien), (SOFR 3 Month + 4.25%), 6.36%, 06/22/2029 (u) (aa)	402	376
PECF USS Intermediate Holding III Corp., Initial Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 7.37%, 12/15/2028 (u) (aa)	2,067	1,759
Sabre GLBL, Inc., 2021 Other Term B-1 Loan, (ICE LIBOR USD 1 Month + 3.50%), 6.62%, 12/17/2027 (aa)	114	102
Sabre GLBL, Inc., 2021 Other Term B-2 Loan, (ICE LIBOR USD 1 Month + 3.50%), 6.62%, 12/17/2027 (aa)	182	162
Sotheby’s, 2021 Second Refinancing Term Loan, (ICE LIBOR USD 3 Month + 4.50%), 7.01%, 01/15/2027 (aa)	493	476
Trans Union LLC, 2019 Replacement Term B-5 Loan, (ICE LIBOR USD 1 Month + 1.75%), 4.87%, 11/16/2026 (aa)	179	172
Verscend Holding Corp., Term B-1 Loan, (ICE LIBOR USD 1 Month + 4.00%), 7.12%, 08/27/2025 (aa)	2,059	1,992

		5,780

Food — 0.0% (g)
Chobani LLC, 2020 New Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 6.62%, 10/25/2027 (aa)	167	152

Healthcare - Services — 0.1%
Envision Healthcare Corp., First Out Term Loan, (CME Term SOFR 3 Month + 7.88%), 10.53%, 03/31/2027 (aa)	53	51
Envision Healthcare Corp., Second Out Term Loan, (CME Term SOFR 3 Month + 4.25%), 6.83%, 03/31/2027 (aa)	353	153
LifePoint Health, Inc., Term B Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 6.87%, 11/16/2025 (aa)	192	178
Phoenix Newco, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.25%), 6.37%, 11/15/2028 (aa)	990	943
Quorum Health Corp., Term Loan (Exit), (ICE LIBOR USD 3 Month + 8.25%), 10.60%, 04/29/2025 (aa)	611	410
WCG Purchaser Corp., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 4.00%), 7.46%, 01/08/2027 (aa)	288	270

		2,005

Pharmaceuticals — 0.1%
Change Healthcare Holdings LLC, Closing Date Term Loan Retired 10/03/2022, (LIBOR 3 Month + 2.50%), 7.75%, 03/01/2024 (aa)	229	228
Gainwell Acquisition Corp., Term B Loan (First Lien), (ICE LIBOR USD 3 Month + 4.00%), 7.67%, 10/01/2027 (aa)	2,985	2,838

		3,066

Total Consumer Non-cyclical		11,657

Energy — 0.2%
Oil & Gas — 0.1%
Ascent Resources Utica Holdings LLC / Aru Finance Corp., Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 9.00%), 11.46%, 11/01/2025 (aa)	2,716	2,847
CITGO Petroleum Corp., 2019 Incremental Term B Loan, (ICE LIBOR USD 1 Month + 6.25%), 9.37%, 03/28/2024 (d) (aa)	948	947

		3,794

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Pipelines — 0.1%
Freeport LNG investments, LLLP, Initial Term B Loan, (ICE LIBOR USD 3 Month + 3.50%), 6.21%, 12/21/2028 (aa)	1,238	1,143
M6 ETX Holdings II Midco LLC, Initial Term Loan, (CME Term SOFR 3 Month + 4.50%), 7.62%, 09/19/2029 (aa)	608	596

		1,739

Total Energy		5,533

Financial — 0.4%
Diversified Financial Services — 0.1%
Advisor Group Holdings, Inc., Term B-1 Loan, (ICE LIBOR USD 1 Month + 4.50%), 7.62%, 07/31/2026 (aa)	497	472
Cowen, Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 7.43%, 03/24/2028 (aa)	317	315
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 6.75%), 9.87%, 04/07/2028 (aa)	763	736
Deerfield Dakota Holding LLC, Initial Dollar Term Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 6.78%, 04/09/2027 (aa)	694	654
Delos Finance S.a r.l., New Loan (2018), (Luxembourg), (ICE LIBOR USD 3 Month + 1.75%), 5.42%, 10/06/2023 (u) (aa)	322	322
Mercury Borrower, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.50%), 7.19%, 08/02/2028 (aa)	531	482
Mercury Borrower, Inc., Initial Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 6.50%), 8.81%, 08/02/2029 (aa)	668	598

		3,579

Insurance — 0.2%
Alliant Holdings Intermediate LLC, Initial Term Loan (2018), (ICE LIBOR USD 1 Month + 3.25%), 6.37%, 05/09/2025 (aa)	3,375	3,229
AssuredPartners, Inc., 2022 Term Loan, (CME Term SOFR 1 Month + 3.50%), 6.53%, 02/12/2027 (aa)	1,005	950
Asurion LLC, New B-3 Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 5.25%), 8.37%, 01/31/2028 (aa)	364	273
Asurion LLC, New B-4 Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 5.25%), 8.37%, 01/20/2029 (aa)	1,785	1,357
Hub International Ltd., B-3 Incremental Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 5.98%, 04/25/2025 (aa)	185	178
Sedgwick Claims Management Services, Inc., 2020 Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 7.37%, 09/03/2026 (aa)	693	666
Sedgwick Claims Management Services, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 6.37%, 12/31/2025 (aa)	318	300

		6,953

REITS — 0.1%
Invitation Homes Operating Partnership LP, Term Loan A, (ICE LIBOR USD 1 Month + 1.00%), 4.04%, 01/31/2025 (aa)	1,552	1,544

Total Financial		12,076

Government — 0.0% (g)
Regional (State/Province) — 0.0% (g)
Seminole Tribe of Florida, Inc., (The), 2018 Replacement Term B Loan, (ICE LIBOR USD 1 Month + 1.75%), 4.87%, 07/08/2024 (aa)	115	115

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Industrial — 0.5%
Aerospace/Defense — 0.1%
Cobham Ultra SeniorCo S.a r.l., Facility B (USD), (Luxemburg), (ICE LIBOR USD 3 Month + 3.75%), 7.06%, 08/06/2029 (aa)	597	570
Propulsion, Initial Term Loan, (CME Term SOFR 3 Month + 4.00%), 7.18%, 09/14/2029 (aa)	595	564
Sequa Mezzanine Holdings LLC, Extended Term Loan (First Lien), (ICE LIBOR USD 3 Month + 6.75%), 9.76%, 11/28/2023 (aa)	150	150
Spirit Aerosystems, Inc., 2021 Refinancing Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 6.87%, 01/15/2025 (aa)	976	964

		2,248

Building Materials — 0.1%
Chariot Buyer LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.50%), 6.62%, 11/03/2028 (aa)	1,542	1,398

Engineering & Construction — 0.1%
Brand Industrial Services, Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 6.95%, 06/21/2024 (aa)	2,107	1,829
Brown Group Holding LLC, Incremental Term B-2 Facility, (CME Term SOFR 1 Month + 3.75%), 6.78%, 07/02/2029 (aa)	992	959
KKR Apple Bidco LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 2.75%), 5.87%, 09/22/2028 (u) (aa)	357	340
KKR Apple Bidco LLC, Initial Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 5.75%), 8.87%, 09/21/2029 (aa)	96	92

		3,220

Environmental Control — 0.0% (g)
Filtration Group Corp., 2021 Incremental Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 6.62%, 10/21/2028 (aa)	995	942

Machinery - Construction & Mining — 0.0% (g)
Vertiv Group Corp., Term B Loan, (ICE LIBOR USD 1 Month + 2.75%), 5.30%, 03/02/2027 (aa)	497	472

Machinery - Diversified — 0.1%
Husky Injection Molding Systems Ltd., Initial Term Loan, (Canada), (ICE LIBOR USD 3 Month + 3.00%), 5.88%, 03/28/2025 (aa)	3,066	2,739
SPX Flow, Inc., Term Loan, (CME Term SOFR 1 Month + 4.50%), 7.63%, 04/05/2029 (u) (aa)	1,082	998

		3,737

Packaging & Containers — 0.1%
Charter Next Generation, Inc., Initial Term Loan (2021) (First Lien), (ICE LIBOR USD 3 Month + 3.75%), 6.56%, 12/01/2027 (aa)	995	942
Clydesdale Acquisition Holdings, Inc., Term B Loan (First Lien), (CME Term SOFR 1 Month + 4.18%), 7.31%, 04/13/2029 (aa)	497	468
Mauser Packaging Solutions Holding Co., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 5.81%, 04/03/2024 (aa)	1,806	1,679

		3,089

Shipbuilding — 0.0% (g)
MHI Holdings LLC, Initial Term Loan, (ICE LIBOR USD 1 Month + 5.00%), 8.12%, 09/21/2026 (aa)	457	449

Transportation — 0.0% (g)
AIT Worldwide Logistics Holdings, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 4.75%), 7.04%, 04/06/2028 (aa)	398	362
XPO Logistics, Inc., Refinancing Term Loan (2018), (ICE LIBOR USD 1 Month + 1.75%), 4.38%, 02/24/2025 (aa)	500	486

		848

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Trucking & Leasing — 0.0% (g)
Drive Chassis Holdco LLC, 2021 Refinancing Term B Loan (Second Lien), (ICE LIBOR USD 3 Month + 6.75%), 9.18%, 04/10/2026 (aa)	125	124

Total Industrial		16,527

Technology — 1.4%
Computers — 0.3%
Magenta Buyer LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 4.75%), 7.87%, 07/27/2028 (aa)	2,449	2,204
Magenta Buyer LLC, Initial Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 8.25%), 11.37%, 07/27/2029 (aa)	491	450
McAfee Corp., Tranche B-1 Term Loan, (CME Term SOFR 3 Month + 3.75%), 6.36%, 03/01/2029 (u) (aa)	3,096	2,816
Peraton Corp., Term B Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 6.87%, 02/01/2028 (aa)	4,215	3,987
Peraton Corp., Term B-1 Loan (Second Lien), (ICE LIBOR USD 1 Month + 7.75%), 10.57%, 02/01/2029 (u) (aa)	602	568
Tempo Acquisition LLC, Initial Term B-1 Loan, (CME Term SOFR 1 Month + 3.00%), 6.03%, 08/31/2028 (aa)	488	474

		10,499

Semiconductors — 0.0% (g)
MKS Instruments, Inc., Term Loan, (ICE LIBOR USD 3 Month + 2.50%), 5.06%, 10/20/2028 (u) (aa)	383	373

Software — 1.1%
Ascend Learning LLC, Initial Term Loan (2021) (First Lien), (ICE LIBOR USD 1 Month + 3.50%), 6.62%, 12/11/2028 (aa)	945	871
Ascend Learning LLC, Initial Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 5.75%), 8.87%, 12/10/2029 (aa)	458	396
athenahealth Group Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.50%), 6.58%, 02/15/2029 (aa)	1,884	1,684
Banff Guarantor, Inc., Initial Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 5.50%), 8.62%, 02/27/2026 (aa)	1,695	1,568
Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 6.87%, 10/02/2025 (aa)	1,766	1,670
Camelot U.S. Acquisition 1 Co., Amendment No. 2 Incremental Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 6.12%, 10/30/2026 (aa)	1,491	1,439
Central Parent Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.50%), 6.61%, 07/06/2029 (aa)	1,208	1,161
Dun & Bradstreet Corp., (The), 2022 Incremental Term B-2 Loan, (CME Term SOFR 1 Month + 3.25%), 6.28%, 01/18/2029 (aa)	1,493	1,437
EP Purchaser LLC, Closing Date Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.50%), 7.17%, 11/06/2028 (aa)	489	475
Epicor Software Corp., Term C Loan, (ICE LIBOR USD 1 Month + 3.25%), 6.37%, 07/30/2027 (aa)	498	466
Genesys Cloud Services Holdings I LLC, Initial Dollar Term Loan (2020), (ICE LIBOR USD 1 Month + 4.00%), 7.12%, 12/01/2027 (aa)	1,988	1,888
Helios Software Holdings, Inc., Initial Dollar Term Loan (2021), (CME Term SOFR 3 Month + 3.75%), 7.45%, 03/11/2028 (aa)	407	384
Misys Limited, Dollar Term Loan (First Lien), (United Kingdom), (ICE LIBOR USD 3 Month + 3.50%), 6.87%, 06/13/2024 (aa)	2,002	1,729
Misys Ltd., Dollar Term Loan (Second Lien), (United Kingdom), (ICE LIBOR USD 3 Month + 7.25%), 10.62%, 06/13/2025 (aa)	670	541

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Software — continued
Planview Parent, Inc., Closing Date Loan (Second Lien), (ICE LIBOR USD 3 Month + 7.25%), 10.92%, 12/18/2028 (aa)	180	171
Polaris Newco LLC, Dollar Term Loan (First Lien), (ICE LIBOR USD 3 Month + 4.00%), 7.67%, 06/02/2028 (aa)	1,512	1,392
Project Alpha Intermediate Holding, Inc., 2021 Refinancing Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 7.12%, 04/26/2024 (aa)	222	214
RealPage, Inc., Initial Loan (Second Lien), (ICE LIBOR USD 1 Month + 6.50%), 9.62%, 04/23/2029 (aa)	1,465	1,411
RealPage, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.00%), 6.12%, 04/24/2028 (aa)	1,922	1,798
Skillsoft Finance II, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.25%), 7.96%, 07/14/2028 (aa)	2,316	1,964
Sophia, LP, Term Loan B (First Lien), (ICE LIBOR USD 3 Month + 3.50%), 7.17%, 10/07/2027 (u) (aa)	3,410	3,273
Sovos Compliance LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 4.50%), 7.62%, 08/11/2028 (aa)	632	601
TIBCO Software Inc., Dollar Term B Loan, (SOFR 3 Month + 4.50%), 6.43%, 03/30/2029 (u) (aa)	2,243	2,010
UKG, Inc., 2021 Incremental Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 5.25%), 7.54%, 05/03/2027 (u) (aa)	1,321	1,241
UKG, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 6.87%, 05/04/2026 (aa)	2,295	2,183
Veritas US, Inc., Dollar Term B-2021 Loan, (ICE LIBOR USD 3 Month + 5.00%), 8.67%, 09/01/2025 (aa)	475	375

		32,342

Total Technology		43,214

Utilities — 0.0% (g)
Electric — 0.0% (g)
Heritage Power LLC, Term Loan, (ICE LIBOR USD 3 Month + 6.00%), 8.81%, 07/30/2026 (aa)	1,416	446

Total Loan Assignments (Cost $151,332)		143,282

Rights — 0.0%
Communications — 0.0%
Telecommunications — 0.0%
Intelsat Jackson Holdings SA, expiring, 12/31/2049 (a) (bb) (cc) (Cost $—)	18	—

	NUMBER OF WARRANTS
Warrant — 0.0% (g)
Basic Materials — 0.0% (g)
Chemicals — 0.0% (g)
TPC Group, Inc., expiring, 12/31/2049 (a) (d) (bb) (cc) (Cost $—(h))	806	—	(h)

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 4.7%
Time Deposits — 4.0%
Australia & New Zealand Banking Group Ltd., 2.43%, 10/03/2022	9,358	9,358

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Time Deposits — continued
Barclays SA, 2.43%, 10/03/2022		231	231
BNP Paribas SA, 1.17%, 10/03/2022	GBP	367	409
Brown Brothers Harriman,
(0.29%), 10/03/2022	CHF	1	1
Citibank NA,
0.29%, 10/03/2022	EUR	346	340
2.43%, 10/03/2022		25,070	25,070
Skandinaviska Enskilda Banken AB, 2.43%, 10/03/2022		46,005	46,005
Sumitomo Mitsui Trust Bank Ltd., 2.43%, 10/03/2022		43,962	43,962

Total Time Deposits			125,376

U.S. Government Agency Security — 0.7%
FHLB DNs, Zero Coupon, 10/03/2022		20,900	20,900

U.S. Treasury Obligation — 0.0% (g)
U.S. Treasury Bill, Zero Coupon, 12/15/2022 (ii)		172	171

Total Short-Term Investments (Cost $146,444)			146,447

Total Investments — 99.0% (Cost - $3,542,213)*			3,121,323
Other Assets in Excess of Liabilities — 1.0%			30,732

NET ASSETS — 100.0%			$3,152,055

Percentages indicated are based on net assets.

Futures contracts outstanding as of September 30, 2022:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro Schatz	2	12/2022	EUR	212	(2)
U.S. Treasury 2 Year Note	408	12/2022	USD	84,990	(1,191)
U.S. Treasury 10 Year Note	576	12/2022	USD	67,053	(2,505)
U.S. Treasury Long Bond	19	12/2022	USD	2,601	(199)
U.S. Treasury Ultra Bond	7	12/2022	USD	1,037	(78)

					(3,975)

Short Contracts
Euro BOBL	(2)	12/2022	EUR	(241)	6
U.S. Treasury 5 Year Note	(196)	12/2022	USD	(21,565)	494
U.S. Treasury 10 Year Note	(4)	12/2022	USD	(470)	22
U.S. Treasury Long Bond	(3)	12/2022	USD	(412)	33
U.S. Treasury Ultra Bond	(84)	12/2022	USD	(12,506)	998

					1,553

Total unrealized appreciation (depreciation)					(2,422)

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2022:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	2,530	USD	2,440	Morgan Stanley & Co.	10/04/2022	40
USD	2,529	EUR	2,530	Morgan Stanley & Co.	10/04/2022	49
USD	263	GBP	223	HSBC Bank plc	10/04/2022	15
GBP	223	USD	241	Morgan Stanley & Co.	10/04/2022	8
USD	180	EUR	179	Bank of America, NA	12/21/2022	3
USD	22,040	EUR	21,956	Morgan Stanley & Co.	12/21/2022	386
USD	3,915	GBP	3,405	Bank of America, NA	12/21/2022	108

Total unrealized appreciation						609

USD	2,445	EUR	2,530	Morgan Stanley & Co.	11/02/2022	(41)
USD	241	GBP	223	Morgan Stanley & Co.	11/02/2022	(8)

Total unrealized depreciation						(49)

Net unrealized appreciation (depreciation)						560

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2022:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
United States SOFR	1.30% maturity	Pay	12/21/2022	USD	126,200	(443)	(447)	(890)
United States SOFR	1.75% annually	Receive	06/15/2024	USD	29,500	584	644	1,228
United States SOFR	1.75% annually	Pay	06/15/2032	USD	400	31	29	60
United States SOFR	1.50% annually	Receive	06/15/2042	USD	2,400	186	457	643
United States SOFR	1.50% annually	Pay	06/15/2052	USD	1,300	(343)	(45)	(388)

Total						15	638	653

(a)	Value of floating rate index as of September 30, 2022 was as follows:

FLOATING RATE INDEX
United States SOFR	2.98%

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Credit Default Swaps contracts outstanding — sell protection (1) as of September 30, 2022:

REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)		UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
Novafives SAS, 5.00%, 06/15/2025	5.00%	Quarterly	Goldman Sachs International	06/20/2023	27.24	EUR	4	(—	)(h)	(—	)(h)	(—	)(h)
Novafives SAS, 5.00%, 06/15/2025	5.00%	Quarterly	Goldman Sachs International	06/20/2023	27.24	EUR	6	(1)		(—	)(h)	(1)
Novafives SAS, 5.00%, 06/15/2025	5.00%	Quarterly	Citibank, NA	06/20/2023	27.24	EUR	20	(2)		(1)		(3)
CMA CGM SA, 7.5%, 01/15/2026	5.00%	Quarterly	Goldman Sachs	06/20/2026	5.30	EUR	10	1		(1)		(—	)(h)
Jaguar Land Rover Automotive, 2.20%, 01/15/2024	5.00%	Quarterly	Barclays Bank plc	12/20/2026	12.38	EUR	30	1		(7)		(6)
Jaguar Land Rover Automotive, 2.20%, 01/15/2024	5.00%	Quarterly	Morgan Stanley	12/20/2026	12.38	EUR	10	1		(3)		(2)
Jaguar Land Rover Automotive, 2.20%, 01/15/2024	5.00%	Quarterly	Bank of America	12/20/2026	12.38	EUR	20	(1)		(3)		(4)
CMA CGM SA, 7.5%, 01/15/2026	5.00%	Quarterly	Goldman Sachs International	06/20/2027	5.98	EUR	70	3		(5)		(2)
CMA CGM SA, 7.5%, 01/15/2026	5.00%	Quarterly	Barclays Bank plc	06/20/2027	5.98	EUR	49	1		(3)		(2)
Socialist Republic of Vietnam, 4.80%, 11/19/2024	1.00%	Quarterly	Citibank, NA	12/20/2027	1.80	USD	4,300	(124)		(30)		(154)
Adler Real Estate AG, 2.13%, 02/06/2024	5.00%	Quarterly	Bank of America	12/20/2027	23.61	EUR	200	(50)		(7)		(57)

Total								(171)		(60)		(231)

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (2) as of September 30, 2022:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.39-V1	1.00%	Quarterly	12/20/2032	1.38	USD	14,105	336	77	413

Total							336	77	413

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (1) as of September 30, 2022:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.38-V2	5.00%	Quarterly	06/20/2027	5.63	USD	120,607	(924)	(1,650)	(2,574)
ITRX ASIAXJ IG-V1	1.00%	Quarterly	12/20/2027	1.82	USD	19,900	(608)	(103)	(711)

Total							(1,532)	(1,753)	(3,285)

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(3)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
DN	—	Discount Notes
EURIBOR	—	Euro Interbank Offered Rate
FHLB	—	Federal Home Loan Bank
ICE	—	Intercontinental Exchange
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
Rev.	—	Revenue
SOFR	—	Secured Overnight Financing Rate
(a)	—	Non-income producing security.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(o)	—	Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(u)	—	All or a portion of the security is unsettled as of September 30, 2022. Unless otherwise indicated, the coupon rate is undetermined.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2022.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2022.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2022.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(ee)	—	Approximately $11,419 of these investments are restricted as collateral for swaps to Citigroup Clearing.
(ff)	—	Approximately $1,081 of these investments are restricted as collateral for futures to Citigroup Global Markets Inc.
(ii)	—	Approximately $171 of these investments are restricted as collateral for forwards to Citibank NA.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated J.P. Morgan Private Investments Inc. (the “Adviser”) as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

Exchange-traded futures contracts and options are generally valued on the basis of available market quotations. Swaps, forward foreign currency exchange contracts and over the counter options are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$98,751	$—	$98,751
Certificates of Deposit
Financial	—	16,770	—	16,770
Collateralized Mortgage Obligations	—	21,088	—	21,088
Commercial Mortgage-Backed Securities	—	36,542	—	36,542
Corporate Bonds
Basic Materials	—	3,494	—	3,494
Communications	—	25,798	—	25,798
Consumer Cyclical	—	37,987	—	37,987
Consumer Non-cyclical	—	33,110	—	33,110
Diversified	—	1,698	—	1,698
Energy	—	7,858	—	7,858
Financial	—	140,625	—	140,625
Industrial	—	22,102	—	22,102
Technology	—	26,324	—	26,324
Utilities	—	16,853	—	16,853

Total Corporate Bonds	—	315,849	—	315,849

Foreign Government Securities	—	3,880	—	3,880
Municipal Bonds	—	3,035	—	3,035
U.S. Government Agency Securities	—	6,811	—	6,811
U.S. Treasury Obligation	—	8,054	—	8,054
Short-Term Investments
Certificates of Deposit	—	25,999	—	25,999
Commercial Papers	—	5,862	—	5,862
Foreign Government Securities	—	22,507	—	22,507
Municipal Bond	—	379	—	379
Repurchase Agreement	—	8,800	—	8,800
Time Deposits	—	6,870	—	6,870
U.S. Treasury Obligation	—	699	—	699

Total Short-Term Investments	—	71,116	—	71,116

Total Investments in Securities	$—	$581,896	$—	$581,896

Appreciation in Other Financial Instruments
Futures contracts	$887	$—	$—	$887
Forward Foreign Currency Exchange contracts	—	3,427	—	3,427
Centrally Cleared Interest Rate Swap contracts	—	98	—	98
Centrally Cleared Credit Default Swaps contracts	—	279	—	279

Total Appreciation in Other Financial Instruments	$887	$3,804	$—	$4,691

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange contracts	$—	$(148)	$—	$(148)
Centrally Cleared Interest Rate Swap contract	—	(398)	—	(398)

Total Depreciation in Other Financial Instruments	$—	$(546)	$—	$(546)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$27,171	$—	$27,171
Collateralized Mortgage Obligations	—	18,939	—	18,939
Commercial Mortgage-Backed Securities	—	10,234	—	10,234
Corporate Bonds
Communications	—	9,618	—	9,618
Consumer Cyclical	—	5,917	—	5,917
Consumer Non-cyclical	—	6,851	—	6,851
Diversified	—	1,823	—	1,823
Energy	—	2,872	—	2,872
Financial	—	40,431	—	40,431
Industrial	—	6,127	—	6,127
Technology	—	4,067	—	4,067
Utilities	—	10,344	—	10,344

Total Corporate Bonds	—	88,050	—	88,050

Foreign Government Securities	—	3,938	—	3,938
Municipal Bonds	—	403,760	—	403,760
U.S. Government Agency Securities	—	2,668	—	2,668
U.S. Treasury Obligation	—	7,956	—	7,956
Short-Term Investments
Commercial Paper	—	993	—	993
Foreign Government Securities	—	7,191	—	7,191
Municipal Bonds	—	8,054	—	8,054
Repurchase Agreement	—	8,400	—	8,400
Time Deposits	—	1,359	—	1,359

Total Short-Term Investments	—	25,997	—	25,997

Total Investments in Securities	$—	$588,713	$—	$588,713

Appreciation in Other Financial Instruments
Futures contracts	$824	$–	$–	$824
Forward Foreign Currency Exchange contracts	—	1,913	—	1,913
Centrally Cleared Interest Rate Swap contracts	—	81	—	81
Centrally Cleared Credit Default Swaps contracts	—	281	—	281

Total Appreciation in Other Financial Instruments	$824	$2,275	$–	$3,099

Depreciation in Other Financial Instruments
Forward Foreign Currency contract	$—	$(112)	$—	$(112)
Centrally Cleared Interest Rate Swap contracts	—	(441)	—	(441)

Total Depreciation in Other Financial Instruments	$—	$(553)	$—	$(553)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$31,919	$—	$—	$31,919
Communications	2,700,605	—	—	2,700,605
Consumer Cyclical	192,955	—	—	192,955
Consumer Non-cyclical	4,392,649	—	—	4,392,649
Energy	88,331	—	—	88,331
Financial	2,035,583	—	—	2,035,583
Industrial	1,656,898	—	—	1,656,898
Technology	2,986,493	—	10,765	2,997,258
Utilities	45,954	—	—	45,954

Total Common Stocks	14,131,387	—	10,765	14,142,152

Preferred Stock
Consumer Cyclical	63	—	—	63
Short-Term Investments
Time Deposits	—	93,210	—	93,210

Total Investments in Securities	$14,131,450	$93,210	$10,765	$14,235,425

Depreciation in Other Financial Instruments
Futures contracts	$(11,310)	$—	$—	$(11,310)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$23,455	$—	$23,455
Belgium	—	88,652	—	88,652
Chile	—	1,775	—	1,775
Denmark	—	457,033	—	457,033
Finland	—	132,282	—	132,282
France	—	1,466,225	—	1,466,225
Germany	—	1,035,081	—	1,035,081
Ireland	5,484	85,916	—	91,400
Italy	—	306,875	—	306,875
Japan	—	220,019	—	220,019
Jordan	—	4,214	—	4,214
Luxembourg	—	16,938	—	16,938
Netherlands	7,435	842,155	—	849,590
Norway	—	111,618	—	111,618
Portugal	—	23,340	—	23,340
South Korea	—	199,968	—	199,968
Spain	—	278,532	—	278,532
Sweden	—	338,454	—	338,454
Switzerland	—	1,991,988	—	1,991,988
United Arab Emirates	—	—	—	—
United Kingdom	11,384	1,410,424	—	1,421,808

Total Common Stocks	24,303	9,034,944	—	9,059,247

Preferred Stocks
Germany	—	129,502	—	129,502
South Korea	—	25,609	—	25,609

Total Preferred Stocks	—	155,111	—	155,111

Rights
Sweden	542	—	—	542
Short-Term Investments
Time Deposits	—	50,503	—	50,503

Total Investments in Securities	$24,845	$9,240,558	$—	$9,265,403

Depreciation in Other Financial Instruments
Futures contracts	$(3,020)	$—	$—	$(3,020)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

Six Circles Global Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$71,351	$—	$71,351
Collateralized Mortgage Obligations	—	142,816	—	142,816
Commercial Mortgage-Backed Securities	—	47,526	—	47,526
Corporate Bonds
Basic Materials	—	41,519	—	41,519
Communications	—	71,711	—	71,711
Consumer Cyclical	—	75,100	—	75,100
Consumer Non-cyclical	—	192,612	—	192,612
Energy	—	70,820	—	70,820
Financial	—	500,556	—	500,556
Government	—	134,213	—	134,213
Industrial	—	64,395	—	64,395
Technology	—	29,581	—	29,581
Utilities	—	122,023	—	122,023

Total Corporate Bonds	—	1,302,530	—	1,302,530

Foreign Government Securities	—	3,550,277	—	3,550,277
Mortgage-Backed Securities	—	1,275,987	—	1,275,987
Municipal Bonds	—	3,822	—	3,822
U.S. Government Agency Securities	—	19,955	—	19,955
U.S. Treasury Obligations	—	541,329	—	541,329
Options purchased	—	1,266	—	1,266
Short-Term Investments
Time Deposits	—	384,434	—	384,434
U.S. Government Agency Securities	—	549	—	549
U.S. Treasury Obligations	—	15,878	—	15,878

Total Short-Term Investments	—	400,861	—	400,861

Total Investments in Securities	$—	$7,357,720	$—	$7,357,720

Liabilities
Debt Securities
Mortgage-Backed Securities	$—	$140,793	$—	$140,793

Appreciation in Other Financial Instruments
Futures contracts	$2,989	$—	$—	$2,989
Forward Foreign Currency Exchange contracts	—	171,725	—	171,725
Centrally Cleared Interest Rate Swap contracts	—	8,929	—	8,929

Total Appreciation in Other Financial Instruments	$2,989	$180,654	$—	$183,643

Depreciation in Other Financial Instruments
Futures contracts	$(6,399)	$—	$—	$(6,399)
Forward Foreign Currency Exchange contracts	—	(15,976)	—	(15,976)
OTC Interest Rate Swap contracts	—	(137)	—	(137)
Centrally Cleared Interest Rate Swap contracts	—	(12,769)	—	(12,769)
Written Call Option contracts	—	(86)	—	(86)

Total Depreciation in Other Financial Instruments	$(6,399)	$(28,968)	$—	$(35,367)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

Six Circles Tax Aware Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bond
Consumer Non-cyclical	$—	$573	$—	$573
Municipal Bonds	—	4,765,479	—	4,765,479
Short-Term Investments
Municipal Bonds	—	16,353	—	16,353
Time Deposits	—	128,819	—	128,819

Total Short-Term Investments	—	145,172	—	145,172

Total Investments in Securities	$—	$4,911,224	$—	$4,911,224

Appreciation in Other Financial Instruments
Futures contracts	$1,320	$—	$—	$1,320

Depreciation in Other Financial Instruments
Future contract	$(896)	$—	$—	$(896)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

Six Circles Credit Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$80,308	$—		$80,308
Collateralized Mortgage Obligations	—	3,510	—		3,510
Commercial Mortgage-Backed Securities	—	23,547	—		23,547
Convertible Bonds
Communications	—	4,310	—		4,310
Consumer Cyclical	—	983	—		983
Consumer Non-cyclical	—	684	—		684
Energy	—	3,359	—		3,359
Financial	—	5,001	—		5,001
Industrial	—	192	—		192
Technology	—	4,883	—		4,883

Total Convertible Bonds	—	19,412	—		19,412

Corporate Bonds
Basic Materials	—	144,646	—		144,646
Communications	—	341,240	—	(h)	341,240
Consumer Cyclical	—	478,763	—		478,763
Consumer Non-cyclical	—	318,807	—		318,807
Energy	—	320,934	—		320,934
Financial	—	461,885	—		461,885
Government	—	19,061	—		19,061
Industrial	—	237,245	—		237,245
Technology	—	95,468	—		95,468
Utilities	—	129,624	—		129,624

Total Corporate Bonds	—	2,547,673	—	(h)	2,547,673

Foreign Government Securities	—	38,285	—		38,285
Municipal Bond	—	198	—		198
U.S. Treasury Obligations	—	109,900	—		109,900
Common Stock
Communications	—	—	2,294		2,294
Preferred Stock
Consumer Cyclical	—	—	6,467		6,467
Loan Assignments
Basic Materials	—	4,746	—		4,746
Communications	—	33,407	—		33,407
Consumer Cyclical	—	15,561	—		15,561
Consumer Non-cyclical	—	11,657	—		11,657
Energy	—	5,533	—		5,533
Financial	—	12,076	—		12,076
Government	—	115	—		115
Industrial	—	16,527	—		16,527
Technology	—	43,214	—		43,214
Utilities	—	446	—		446

Total Loan Assignments	—	143,282	—		143,282

Rights
Communications	—	—	—		—
Warrant
Basic Materials	—	—	—	(h)	—	(h)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

Six Circles Credit Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Time Deposits	$—	$125,376	$—	$125,376
U.S. Government Agency Security	—	20,900	—	20,900
U.S. Treasury Obligation	—	171	—	171

Total Short-Term Investments	—	146,447	—	146,447

Total Investments in Securities	$—	$3,112,562	$8,761	$3,121,323

Appreciation in Other Financial Instruments
Futures contracts	$1,553	$—	$—	$1,553
Forward Foreign Currency Exchange contracts	—	609	—	609
Centrally Cleared Interest Rate Swap contracts	—	1,130	—	1,130
Centrally Cleared Credit Default Swap contract	—	77	—	77

Total Appreciation in Other Financial Instruments	$1,553	$1,816	$—	$3,369

Depreciation in Other Financial Instruments
Futures contracts	$(3,975)	$—	$—	$(3,975)
Forward Foreign Currency Exchange contracts	—	(49)	—	(49)
Centrally Cleared Interest Rate Swap contracts	—	(492)	—	(492)
OTC Credit Default Swaps contracts	—	(60)	—	(60)
Centrally Cleared Credit Default Swaps contracts	—	(1,753)	—	(1,753)

Total Depreciation in Other Financial Instruments	$(3,975)	$(2,354)	$—	$(6,329)

B. Loan Assignments — The Six Circles Credit Opportunities Fund invests in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent administers the terms of the loan, as specified in the loan agreement. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest. The Adviser or Sub-Advisers may have access to material non-public information regarding the Borrower.

Certain loan assignments are also subject to the risks associated with high yield securities.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2022, the Six Circles Credit Opportunities Fund had the following loan commitments outstanding in which all of the commitment was unfunded (amounts in thousands):

					Unfunded Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par	Value
ARC Falcon I Inc.	Delayed Draw Term Loan	9/30/2028	1.00%	1.00%	89	82
athenahealth Group, Inc.	Initial Delayed Draw Term Loan	2/15/2029	3.50%	3.50%	320	286

					409	368

C. Derivatives — The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes C(1) — C(4) below describe the various derivatives used by the Funds.

(1) Options — The Six Circles Global Bond Fund purchased and sold (“wrote”) put and call options on securities to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Options Purchased — The option is adjusted daily to reflect the current market value of the option. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — The amount of the liability is adjusted daily to reflect the current market value of the option written. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s option contracts are subject to master netting arrangements.

(2) Futures Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund used interest rate futures to manage interest rate risks associated with portfolio investments. The Six Circles U.S. Unconstrained Equity Fund and Six Circles International Unconstrained Equity Fund used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3) Forward Foreign Currency Exchange Contracts — The Six Circles International Unconstrained Equity Fund, Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4) Swaps — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, and the Six Circles Credit Opportunities Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Credit Opportunities Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements.

The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.